UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/15

Date of reporting period: 08/31/14

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the period ended August 31, 2014 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2014

Asset Allocation Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Emerging Country Debt Fund

Global Bond Fund

International Bond Fund

U.S. Treasury Fund

World Opportunity Overlay Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivative risk.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	29.3%
Mutual Funds	2.9
Options Purchased	0.2
Short-Term Investments	65.9
Other	28.4
Securities Sold Short	(26.7)

100.0%

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($) / Principal Amount	Description	Value ($)

	DEBT OBLIGATIONS — 29.3%

	U.S. Government — 29.3%
1,280,595,266	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)	1,315,511,975

	TOTAL DEBT OBLIGATIONS (COST $1,319,016,939)	1,315,511,975

	MUTUAL FUNDS — 2.9%

	United States — 2.9%
	Affiliated Issuers — 2.9%
5,246,342	GMO U.S. Treasury Fund	131,158,549

	TOTAL MUTUAL FUNDS (COST $131,158,549)	131,158,549

	OPTIONS PURCHASED — 0.2%

	Currency Options — 0.1%
108,000,000	USD Call/JPY Put, Expires 02/19/15, Strike 106.13, (OTC) (CP-MSCI)	1,129,680
115,000,000	USD Call/JPY Put, Expires 11/20/14, Strike 103.60, (OTC) (CP-DB)	1,607,585
108,000,000	USD Put/JPY Call, Expires 02/19/15, Strike 98.95, (OTC) (CP-MSCI)	571,428
115,000,000	USD Put/JPY Call, Expires 11/20/14, Strike 98.90, (OTC) (CP-DB)	139,955

	Total Currency Options	3,448,648

	Options on Interest Rate Swaps — 0.1%
313,600,000	USD Swaption Call, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 313,600,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.52%, maturing on 10/01/24. (OTC) (CP-GS)	1,918,291
114,200,000	USD Swaption Call, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 114,200,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.69%, maturing on 10/21/24. (OTC) (CP-JPM)	1,911,480
313,600,000	USD Swaption Put, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 313,600,000 USD in which it will pay a rate of 2.52% and will receive 3 month USD LIBOR, maturing on 10/01/24. (OTC) (CP-GS)	2,193,632

Shares / Par Value ($) / Principal Amount	Description	Value ($)

	Options on Interest Rate Swaps — continued
114,200,000	USD Swaption Put, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 114,200,000 USD in which it will pay a rate of 2.69% and will receive 3 month USD LIBOR, maturing on 10/21/24. (OTC) (CP-JPM)	410,777

	Total Options on Interest Rate Swaps	6,434,180

	TOTAL OPTIONS PURCHASED (COST $9,683,740)	9,882,828

	SHORT-TERM INVESTMENTS — 65.9%

	Money Market Funds — 0.1%
3,969,753	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (b)	3,969,753

	U.S. Government — 65.8%
100,000,000	U.S. Treasury Bill, 0.03%, due 01/15/15 (c)	99,990,600
300,000,000	U.S. Treasury Bill, 0.02%, due 12/11/14 (c)	299,983,200
486,000,000	U.S. Treasury Bill, 0.03%, due 11/28/14 (c)	485,967,924
1,290,000,000	U.S. Treasury Bill, 0.02%, due 12/04/14 (c)	1,289,949,690
175,000,000	U.S. Treasury Bill, 0.03%, due 12/26/14 (c)	174,983,200
308,000,000	U.S. Treasury Bill, 0.03%, due 11/06/14 (c)	307,986,140
300,000,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (c) (d)	299,978,700

	Total U.S. Government	2,958,839,454

	TOTAL SHORT-TERM INVESTMENTS (COST $2,962,623,763)	2,962,809,207

	TOTAL INVESTMENTS — 98.3% (Cost $4,422,482,991)	4,419,362,559

2	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Principal Amount	Description	Value ($)

	SECURITIES SOLD SHORT — (26.7)%

	DEBT OBLIGATIONS — (26.7)%

	United States — (26.7)%
	U.S. Government Agency — (26.7)%
(1,132,300,000)	Federal National Mortgage Assoc., TBA, 4.00%, due 2/01/42	(1,199,884,156)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,192,115,547)	(1,199,884,156)

	Other Assets and Liabilities (net) — 28.4%	1,277,467,275 (e)

	TOTAL NET ASSETS — 100.0%	$4,496,945,678

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/28/2014	BCLY	EUR	68,875,000	USD	91,384,039	$854,477
10/28/2014	BOA	EUR	51,656,250	USD	68,584,416	687,245
10/28/2014	DB	EUR	154,968,750	USD	205,826,472	2,134,957
09/02/2014	CITI	JPY	23,900,000,000	USD	235,516,953	5,808,654
09/02/2014	DB	JPY	15,700,000,000	USD	154,802,128	3,905,881
09/02/2014	JPM	JPY	1,200,000,000	USD	11,835,501	302,030
10/31/2014	BCLY	JPY	13,668,000,000	USD	131,566,282	143,568
10/31/2014	DB	JPY	13,464,000,000	USD	129,748,482	287,302
10/31/2014	GS	JPY	13,668,000,000	USD	131,552,352	129,639
09/09/2014	BCLY	SEK	754,000,000	USD	110,212,568	2,334,555
09/02/2014	BCLY	USD	131,511,594	JPY	13,668,000,000	(145,359)
09/02/2014	DB	USD	129,695,364	JPY	13,464,000,000	(289,819)
09/02/2014	GS	USD	131,498,942	JPY	13,668,000,000	(132,706)

						$16,020,424

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
11,159	90 Day Sterling	December 2014	$2,299,492,616	$3,048,582
12,231	90 Day Sterling	June 2015	2,511,131,279	756,728
524	U.S. Long Bond (CBT)	December 2014	73,409,125	265,854
4,171	U.S. Treasury Note 5 Yr. (CBT)	December 2014	495,664,697	1,021,481
3,384	U.S. Treasury Note 10 Yr. (CBT)	December 2014	425,643,750	1,211,489

			$5,805,341,467	$6,304,134

Sales
5,692	Canadian Government Bond 10 Yr.	December 2014	$718,920,592	$(4,940,455)
11,273	90 Day Sterling	September 2015	2,309,883,748	(765,296)
958	90 Day Sterling	December 2015	195,930,328	(92,851)
1,349	Japanese Government Bond 10 Yr. (TSE)	September 2014	1,895,951,463	(4,010,157)

			$5,120,686,131	$(9,808,759)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

See accompanying notes to the financial statements.	3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
595,000,000	SEK	8/5/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	$145,110
1,348,000,000	SEK	8/6/2016	BCI (f)	Receive	0.62%	3 Month SEK STIBOR	289,641
1,587,000,000	SEK	8/7/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	395,784
640,000,000	SEK	8/11/2016	BCI (f)	Receive	0.62%	3 Month SEK STIBOR	144,289
350,000,000	SEK	8/13/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	87,225
1,000,000,000	SEK	8/13/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	238,311
1,129,000,000	SEK	8/15/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	257,059
1,919,000,000	SEK	8/18/2016	BCI (f)	Receive	0.62%	3 Month SEK STIBOR	415,399
1,129,000,000	SEK	8/19/2016	BCI (f)	Receive	0.62%	3 Month SEK STIBOR	247,278
1,573,000,000	SEK	8/20/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	350,892
1,400,000,000	SEK	8/21/2016	BCI (f)	Receive	0.61%	3 Month SEK STIBOR	250,879
2,689,300,000	USD	7/16/2019	CSS (f)	Receive	3.09%	3 Month USD LIBOR	5,474,463
401,800,000	USD	7/24/2021	CSS (f)	Receive	3.34%	3 Month USD LIBOR	1,454,991
500,000,000	USD	7/24/2021	CSS (f)	Receive	3.33%	3 Month USD LIBOR	1,765,733
499,000,000	USD	7/29/2021	CSS (f)	Receive	3.32%	3 Month USD LIBOR	1,651,966
479,000,000	USD	7/29/2021	CSS (f)	Receive	3.34%	3 Month USD LIBOR	1,778,544
499,000,000	USD	7/29/2021	CSS (f)	Receive	3.40%	3 Month USD LIBOR	2,321,428
506,000,000	USD	7/30/2021	CSS (f)	Receive	3.32%	3 Month USD LIBOR	1,694,160
1,855,000,000	MXN	8/11/2021	BCI (f)	Receive	5.54%	TIIE	(282,885)
927,000,000	MXN	8/12/2021	BCI (f)	Receive	5.60%	TIIE	95,853
921,000,000	MXN	8/19/2021	BCI (f)	Receive	5.61%	TIIE	132,943
1,147,500,000	SEK	9/17/2021	BCI (f)	Receive	1.50%	3 Month SEK STIBOR	1,881,885
661,600,000	GBP	7/16/2024	BCI (f)	(Pay)	3.45%	6 Month GBP LIBOR	(24,084,228)
47,000,000	NZD	7/21/2024	BCI (f)	Receive	5.20%	6 Month NZD Bank Bill Rate	541,581
120,500,000	USD	8/5/2024	CSS (f)	Receive	2.62%	3 Month USD LIBOR	1,468,754
120,500,000	USD	8/5/2024	CSS (f)	Receive	2.64%	3 Month USD LIBOR	1,643,503
548,000,000	USD	8/5/2021	CSS (f)	Receive	3.46%	3 Month USD LIBOR	3,155,765
135,000,000	USD	8/7/2024	CSS (f)	Receive	2.63%	3 Month USD LIBOR	1,763,331
69,500,000	USD	8/11/2024	CSS (f)	(Pay)	2.59%	3 Month USD LIBOR	(614,152)
64,200,000	USD	8/12/2024	CSS (f)	(Pay)	2.55%	3 Month USD LIBOR	(349,142)
88,100,000	USD	8/13/2024	CSS (f)	Receive	2.60%	3 Month USD LIBOR	829,083
90,000,000	USD	8/15/2024	CSS (f)	(Pay)	2.57%	3 Month USD LIBOR	(607,637)
81,600,000	USD	8/19/2024	CSS (f)	(Pay)	2.53%	3 Month USD LIBOR	(284,611)
201,600,000	USD	8/20/2024	CSS (f)	Receive	2.63%	3 Month USD LIBOR	2,558,765
25,100,000	USD	8/27/2024	CSS (f)	(Pay)	2.53%	3 Month USD LIBOR	(86,423)
249,000,000	CHF	9/17/2024	BCI (f)	(Pay)	1.45%	6 Month CHF LIBOR	(16,987,843)
41,500,000	USD	7/24/2049	CSS (f)	(Pay)	3.66%	3 Month USD LIBOR	(1,527,796)
52,000,000	USD	7/24/2049	CSS (f)	(Pay)	3.67%	3 Month USD LIBOR	(1,983,611)
52,000,000	USD	7/29/2049	CSS (f)	(Pay)	3.65%	3 Month USD LIBOR	(1,809,097)
50,000,000	USD	7/29/2049	CSS (f)	(Pay)	3.66%	3 Month USD LIBOR	(1,828,304)

4	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Interest Rate Swaps (Continued)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
52,000,000	USD	7/29/2049	CSS (f)	(Pay)	3.72%	3 Month USD LIBOR	$(2,455,473)
53,000,000	USD	7/30/2049	CSS (f)	(Pay)	3.62%	3 Month USD LIBOR	(1,617,444)
58,000,000	USD	8/5/2049	CSS (f)	(Pay)	3.73%	3 Month USD LIBOR	(2,871,253)

							$(24,355,284)

					Premiums to (Pay) Receive		$12,037,759

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Amount primarily comprised of collateral related to the Fund’s securities sold short.

(f)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	88.5%
Short-Term Investments	15.9
Forward Currency Contracts	0.3
Options Purchased	0.2
Loan Participations	0.1
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	(0.1)
Futures Contracts	(0.2)
Other	(4.7)

100.0%

Country/Region Summary**	% of Investments
United States	140.5%
Sweden	11.9
Emerging***	6.6
Australia	0.9
Canada	(8.4)
Switzerland	(10.7)
United Kingdom	(17.7)
Japan	(23.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on Grantham, Mayo, Van Otterloo & Co. LLC’s (the “Manager”) models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Mexico, Venezuela, Russia, Brazil, Argentina, Turkey, Indonesia, Philippines, Hungary and South Africa. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

^	Rounds to 0.0%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 72.4%

		Albania — 4.0%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	9,539,860

		United States — 68.4%
		Asset-Backed Securities — 0.5%
USD	280,112	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.56%, due 05/25/37 ¿	20,098
USD	87,458	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.55%, due 01/25/36	77,400
USD	439,353	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.32%, due 04/25/36 ¿	348,462
USD	472,999	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.40%, due 11/15/33	435,159
USD	458,710	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.39%, due 02/25/37 ¿	233,300
USD	20,854	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.45%, due 12/25/32	19,577

			1,133,996

		Corporate Debt — 2.1%
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	984,000
USD	1,000,000	Citigroup, Inc., 3.38%, due 03/01/23	1,005,960
USD	1,000,000	General Electric Capital Corp., 3.10%, due 01/09/23	1,003,510
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	1,013,780
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	990,000

			4,997,250

		U.S. Government — 59.5%
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	10,104,690
USD	46,683,168	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (b)	47,956,031
USD	50,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	49,214,850
USD	35,000,000	U.S. Treasury Note, 1.63%, due 11/15/22 (c)	33,501,580

			140,777,151

Par Value ($) / Shares / Principal Amount		Description	Value ($)
		U.S. Government Agency — 6.3%
USD	15,000,000	Federal National Mortgage Assoc., TBA, 3.00%, due 09/01/42	14,929,688

		Total United States	161,838,085

		TOTAL DEBT OBLIGATIONS (COST $169,199,842)	171,377,945

		MUTUAL FUNDS — 31.7%

		United States
		Affiliated Issuers
	347,371	GMO Debt Opportunities Fund, Class VI	8,666,898
	1,115,104	GMO Emerging Country Debt Fund, Class IV	11,675,144
	78,774	GMO U.S. Treasury Fund	1,969,357
	1,989,874	GMO World Opportunity Overlay Fund	52,791,367

		TOTAL MUTUAL FUNDS (COST $65,299,709)	75,102,766

		OPTIONS PURCHASED — 0.1%

		Currency Options
EUR	3,600,000	USD Call/EUR Put, Expires 11/12/14, Strike 1.35, (OTC) (CP-CITI)	136,448
USD	7,500,000	USD Call/JPY Put, Expires 01/05/15, Strike 104.85, (OTC) (CP-DB)	89,160
USD	7,500,000	USD Put/JPY Call, Expires 01/05/15, Strike 98.50, (OTC) (CP-DB)	20,445

		TOTAL OPTIONS PURCHASED (COST $164,618)	246,053

		SHORT-TERM INVESTMENTS — 0.8%

		Money Market Funds — 0.2%
	413,077	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (d)	413,077

		U.S. Government — 0.6%
	1,300,000	U.S. Treasury Bill, 0.05%, due 06/25/15 (e)	1,299,439
	250,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (e)	249,982

		TOTAL SHORT-TERM INVESTMENTS (COST $1,962,168)	1,962,498

		TOTAL INVESTMENTS — 105.0% (Cost $236,626,337)	248,689,262
		Other Assets and Liabilities (net) — (5.0%)	(11,939,940)

		TOTAL NET ASSETS — 100.0%	$236,749,322

See accompanying notes to the financial statements.	7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/21/2014	JPM	CAD	700,000	USD	640,562	$(2,507)
10/28/2014	BCLY	EUR	2,700,000	USD	3,582,387	33,497
10/28/2014	BOA	EUR	2,025,000	USD	2,688,609	26,941
10/28/2014	DB	EUR	6,075,000	USD	8,068,697	83,694
09/02/2014	DB	JPY	1,830,000,000	USD	17,994,100	405,557
10/31/2014	BCLY	JPY	613,050,000	USD	5,901,135	6,439
10/31/2014	DB	JPY	603,900,000	USD	5,819,601	12,886
10/31/2014	GS	JPY	613,050,000	USD	5,900,510	5,815
09/09/2014	BCLY	SEK	64,550,000	USD	9,435,307	199,861
09/02/2014	BCLY	USD	5,898,682	JPY	613,050,000	(6,520)
09/02/2014	DB	USD	5,817,219	JPY	603,900,000	(12,999)
09/02/2014	GS	USD	5,898,114	JPY	613,050,000	(5,952)
10/21/2014	BCLY	USD	650,522	CAD	700,000	(7,453)

						$739,259

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
14	U.S. Treasury Note 10 Yr. (CBT)	December 2014	$1,760,938	$5,966
7	UK Gilt Long Bond	December 2014	1,319,454	(125)

			$3,080,392	$5,841

Sales
101	Canadian Government Bond 10 Yr.	December 2014	$12,756,672	$(88,526)
36	Japanese Government Bond 10 Yr. (OSE)	September 2014	50,596,184	(425,661)
134	U.S. Long Bond (CBT)	December 2014	18,772,563	(77,217)
24	U.S. Treasury Note 5 Yr. (CBT)	December 2014	2,852,063	(6,408)

			$84,977,482	$(597,812)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
40,000,000	USD	12/20/2015	BCLY	(Pay)	1.00%	0.14%	CDX.NA.IG.19	N/A		$(530,246)
25,000,000	USD	12/20/2022	BCLY	Receive	1.00%	0.90%	CDX.NA.IG.19	25,000,000	USD	241,267

										$(288,979)

							Premiums to (Pay) Receive			$1,238,548

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2014, implied credit spreads in absolute terms and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

8	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
9,600,000	CHF	9/17/2024	BCI (f)	(Pay)	1.45%	6 Month CHF LIBOR	$(654,953)
38,000,000	SEK	8/5/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	9,268
85,000,000	SEK	8/6/2016	BCI (f)	Receive	0.62%	3 Month SEK STIBOR	18,264
101,000,000	SEK	8/7/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	25,189
43,000,000	SEK	8/11/2016	BCI (f)	Receive	0.62%	3 Month SEK STIBOR	9,694
23,000,000	SEK	8/13/2016	BCI (f)	Receive	0.63%	3 Month SEK STIBOR	5,732
51,900,000	SEK	9/17/2024	BCI (f)	Receive	2.61%	3 Month SEK STIBOR	659,302
18,600,000	USD	6/13/2021	CSS (f)	Receive	3.65%	3 Month USD LIBOR	178,768
2,700,000	USD	8/5/2024	CSS (f)	Receive	2.62%	3 Month USD LIBOR	32,910
2,700,000	USD	8/5/2024	CSS (f)	Receive	2.64%	3 Month USD LIBOR	36,825

							$320,999

						Premiums to (Pay) Receive	$(242)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
120,000,000	USD	9/30/2014	BCLY	1 Month USD LIBOR BBA	Barclays Aggregate Total Return Index	$—

—

					Premiums to (Pay) Receive	$—

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

(f)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	68.9%
Short-Term Investments	29.4
Forward Currency Contracts	0.6
Futures Contracts	0.2
Options Purchased	0.2
Loan Participations	0.1
Loan Assignments	0.0 ^
Rights/Warrants	0.0 ^
Written/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.3)
Other	0.9

100.0%

Country/Region Summary**	% of Investments
Euro Region***	95.4%
Sweden	11.3
United Kingdom	9.2
United States	8.0
Emerging****	5.9
Australia	4.6
Canada	(3.5)
Switzerland	(9.7)
Japan	(21.2)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of, Mexico, Venezuela, Russia, Brazil, Argentina, Turkey, Indonesia, Philippines, Hungry and South Africa. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

^	Rounds to 0.0%.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 48.2%

		France — 7.6%
		Foreign Government Obligations
EUR	3,300,000	Government of France, 4.00%, due 10/25/38	5,880,531

		Germany — 3.9%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	3,022,612

		Italy — 8.7%
		Foreign Government Obligations
EUR	4,100,000	Italy Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	6,709,212

		Netherlands — 1.2%
		Foreign Government Obligations
EUR	500,000	Netherlands Government Bond, 3.75%, due 01/15/42	945,019

		Spain — 4.0%
		Foreign Government Obligations
EUR	1,900,000	Government of Spain, 4.70%, due 07/30/41	3,102,681

		United Kingdom — 1.9%
		Foreign Government Obligations
GBP	700,000	United Kingdom Gilt, 4.75%, due 12/07/30	1,474,828

		United States — 20.9%
		U.S. Government
USD	15,708,090	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (b)	16,136,386

		TOTAL DEBT OBLIGATIONS (COST $31,961,406)	37,271,269

		MUTUAL FUNDS — 48.5%

		United States
		Affiliated Issuers
	293,832	GMO Debt Opportunities Fund, Class VI	7,331,096
	330,847	GMO Emerging Country Debt Fund, Class IV	3,463,972
	433,489	GMO U.S. Treasury Fund	10,837,231
	599,715	GMO World Opportunity Overlay Fund	15,910,451

		TOTAL MUTUAL FUNDS (COST $33,478,048)	37,542,750

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		OPTIONS PURCHASED — 0.1%

		Currency Options
EUR	1,100,000	USD Call/EUR Put, Expires 11/12/14, Strike 1.35, (OTC) (CP-CITI)	41,692
USD	2,200,000	USD Call/JPY Put, Expires 01/05/15, Strike 104.85, (OTC) (CP-DB)	26,154
USD	2,200,000	USD Put/JPY Call, Expires 01/05/15, Strike 98.50, (OTC) (CP-DB)	5,997

		TOTAL OPTIONS PURCHASED (COST $48,970)	73,843

		SHORT-TERM INVESTMENTS — 1.7%

		Money Market Funds — 1.0%
	762,618	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	762,618

		U.S. Government — 0.7%
	100,000	U.S. Treasury Bill, 0.05%, due 10/09/14 (d)	99,994
	400,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (a)(d)	399,972

		Total U.S. Government	499,966

		TOTAL SHORT-TERM INVESTMENTS (COST $1,262,530)	1,262,584

		TOTAL INVESTMENTS — 98.5% (Cost $66,750,954)	76,150,446
		Other Assets and Liabilities (net) — 1.5%	1,191,211

		TOTAL NET ASSETS — 100.0%	$77,341,657

See accompanying notes to the financial statements.	11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/21/2014	JPM	CAD	200,000	USD	183,018	$(716)
10/28/2014	BCLY	EUR	4,425,000	USD	5,871,134	54,897
10/28/2014	BOA	EUR	3,318,750	USD	4,406,331	44,153
10/28/2014	DB	EUR	9,956,250	USD	13,223,697	137,164
09/30/2014	DB	GBP	900,000	USD	1,518,345	24,525
09/02/2014	DB	JPY	550,000,000	USD	5,408,063	121,889
10/31/2014	BCLY	JPY	184,250,000	USD	1,773,565	1,935
10/31/2014	DB	JPY	181,500,000	USD	1,749,060	3,873
10/31/2014	GS	JPY	184,250,000	USD	1,773,377	1,748
09/09/2014	BCLY	SEK	19,400,000	USD	2,835,708	60,067
09/02/2014	BCLY	USD	1,772,828	JPY	184,250,000	(1,959)
09/02/2014	DB	USD	1,748,344	JPY	181,500,000	(3,907)
09/02/2014	GS	USD	1,772,657	JPY	184,250,000	(1,789)
10/21/2014	BCLY	USD	185,863	CAD	200,000	(2,129)

						$439,751

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
13	Australian Government Bond 3 Yr.	September 2014	$1,331,427	$9,370
9	Australian Government Bond 10 Yr.	September 2014	1,033,734	39,725
141	Euro BOBL	September 2014	23,942,047	340,657
16	U.S. Treasury Note 10 Yr. (CBT)	December 2014	2,012,500	6,819
80	UK Gilt Long Bond	December 2014	15,079,480	(1,425)

			$43,399,188	$395,146

Sales
14	Canadian Government Bond 10 Yr.	December 2014	$1,768,252	$(12,151)
13	Euro Bund	September 2014	2,588,508	(101,643)
11	Japanese Government Bond 10 Yr. (OSE)	September 2014	15,459,945	(130,063)
8	U.S. Long Bond (CBT)	December 2014	1,120,750	(3,086)

			$20,937,455	$(246,943)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

12	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
2,900,000	CHF	9/17/2024	BCI (e)	(Pay)	1.45%	6 Month CHF LIBOR	$(197,850)
12,000,000	SEK	8/5/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	2,927
27,000,000	SEK	8/6/2016	BCI (e)	Receive	0.62%	3 Month SEK STIBOR	5,947
31,000,000	SEK	8/7/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	7,731
13,000,000	SEK	8/11/2016	BCI (e)	Receive	0.62%	3 Month SEK STIBOR	2,931
7,000,000	SEK	8/13/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	1,744
16,800,000	SEK	9/17/2024	BCI (e)	Receive	2.61%	3 Month SEK STIBOR	213,416
5,600,000	USD	6/13/2021	CSS (e)	Receive	3.65%	3 Month USD LIBOR	53,823
850,000	USD	8/5/2024	CSS (e)	Receive	2.62%	3 Month USD LIBOR	10,360
850,000	USD	8/5/2024	CSS (e)	Receive	2.64%	3 Month USD LIBOR	11,593

							$112,622

					Premiums to (Pay) Receive		$(56)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	13

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	95.6%
Short-Term Investments	2.7
Mutual Funds	1.6
Swap Contracts	0.0 ^
Futures Contracts	(0.0)^
Other	0.1

100.0%

Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	27.3%
Auto Retail Subprime	14.3
Student Loans	10.6
Business Loans	9.7
Other	7.9
CMBS	6.2
Time Share	5.4
Residential Mortgage-Backed Securities (United States)	5.1
Whole Business Loans	3.4
U.S. Government Agency	1.5
Insured Other	1.2
Auto Floor Plan	1.2
Auto Other	1.0
Auto Retail Prime	1.0
Residential Mortgage-Backed Securities (European)	0.9
CMBS Collateralized Debt Obligations	0.7
Insured Residential Mortgage-Backed Securities (United States)	0.5
Auto Rental	0.5
Credit Cards	0.5
Residential Mortgage-Backed Securities (Australian)	0.4
Insured Residential Asset-Backed Securities (United States)	0.3
Collateralized Debt Obligations	0.2
CDO Residential Mortgage-Backed (United States)	0.1
Insured Business Loans	0.1

100.0%

^	Rounds to 0.0%.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 95.6%

	Asset-Backed Securities — 94.2%
	Auto Floor Plan — 1.1%
5,000,000	Ally Master Owner Trust, Series 12-1, Class D, 144A, 3.12%, due 02/15/17	5,041,650
5,500,000	Ally Master Owner Trust, Series 12-3, Class D, 144A, 1 mo. LIBOR + 2.35%, 2.51%, due 06/15/17	5,551,563
5,490,000	Ford Credit Floorplan Master Owner Trust, Series 12-5, Class D, 2.73%, due 09/15/19	5,504,583
4,824,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class D, 1.82%, due 01/15/18	4,834,661

	Total Auto Floor Plan	20,932,457

	Auto Other — 1.0%
3,600,000	Chesapeake Funding LLC, Series 12-2A, Class C, 144A, 1 mo. LIBOR + 1.55%, 1.71%, due 05/07/24	3,654,141
2,500,000	Chesapeake Funding LLC, Series 12-2A, Class D, 144A, 1 mo. LIBOR + 1.85%, 2.01%, due 05/07/24	2,537,109
7,000,000	Hertz Fleet Lease Funding LP, Series 13-3, Class D, 144A, 1 mo. LIBOR + 2.00%, 2.16%, due 12/10/27	7,077,770
5,000,000	Hertz Fleet Lease Funding LP, Series 14-1, Class E, 144A, 1 mo. LIBOR + 1.95%, 2.11%, due 04/10/28	5,002,400

	Total Auto Other	18,271,420

	Auto Rental — 0.5%
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 13-2A, Class C, 144A,, 3.52%, due 02/20/20	4,975,350
4,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 14-1A, Class C, 144A, 3.75%, due 07/20/20	4,499,280

	Total Auto Rental	9,474,630

	Auto Retail Prime — 1.0%
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,570,024
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	13,261,644

	Total Auto Retail Prime	17,831,668

	Auto Retail Subprime — 13.6%
15,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	16,010,801
12,962,000	AmeriCredit Automobile Receivables Trust, Series 12-3, Class E, 144A, 4.46%, due 11/08/19	13,545,757

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,534,136
9,000,000	AmeriCredit Automobile Receivables Trust, Series 13-3, Class E, 144A, 3.74%, due 12/08/20	9,118,080
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 3.37%, due 11/08/21	13,717,822
2,320,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,352,935
1,330,000	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,355,438
2,240,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	2,244,769
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	4,015,200
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,535,085
410,276	CPS Auto Trust, Series 10-PG5, Class A, 144A, 9.25%, due 01/15/18	418,481
306,448	CPS Auto Trust, Series 11-C, Class D, 144A, 10.00%, due 03/15/19	312,516
426,713	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	437,659
1,478,196	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	1,506,207
514,593	CPS Auto Trust, Series 12-D, Class E, 144A, 7.26%, due 03/16/20	524,560
2,262,790	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	2,297,546
1,150,613	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	1,173,061
10,250,000	CPS Auto Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	10,447,620
2,820,000	CPS Auto Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	2,895,040
14,981,701	DT Auto Owner Trust, Series 11-3A, Class D, 144A, 5.83%, due 03/15/18	15,083,697
15,000,000	DT Auto Owner Trust, Series 12-2A, Class D, 144A, 4.35%, due 03/15/19	15,203,906
18,050,000	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	18,311,682
8,000,000	DT Auto Owner Trust, Series 13-2A, Class D, 144A, 4.18%, due 06/15/20	8,166,250
14,000,000	DT Auto Owner Trust, Series 14-1A, Class D, 144A, 3.98%, due 01/15/21	14,067,812
7,000,000	Exeter Automobile Receivables Trust, Series 13-1A, Class D, 144A, 5.05%, due 10/15/19	7,175,210
25,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	26,423,765
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	6,112,500

See accompanying notes to the financial statements.	15

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
12,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	12,367,635
5,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	4,999,035
6,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	5,998,863
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,077,820
5,500,000	First Investors Auto Owner Trust, Series 13-2A, Class D, 144A, 3.58%, due 06/15/20	5,592,911
3,000,000	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	3,137,400
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	3,002,130
1,500,000	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	1,501,635
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,401,470
6,000,000	Santander Drive Auto Receivables Trust, Series 13-1, Class C, 1.76%, due 01/15/19	6,023,640
1,000,000	SNAAC Auto Receivables Trust, Series 14-1A, Class E, 144A, 4.58%, due 04/15/21	1,014,072
5,000,000	United Auto Credit Securitization Trust, Series 13-1, Class E, 144A, 4.40%, due 04/15/19	5,081,500

	Total Auto Retail Subprime	251,185,646

	Business Loans — 9.3%
1,000,000	Ascentium Equipment Receivables, Series 14-1A, Class C, 144A, 2.46%, due 11/13/18	1,001,500
2,580,000	Ascentium Equipment Receivables, Series 14-1A, Class D, 144A, 3.10%, due 06/10/21	2,589,804
1,545,365	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.52%, due 04/25/34	1,444,916
1,485,395	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.53%, due 01/25/35	1,381,418
6,180,357	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.55%, due 01/25/36	5,469,616
10,677,109	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, 1 mo. LIBOR + .28%, 0.44%, due 07/25/36	9,188,720
1,753,817	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.46%, due 10/25/36	1,499,514

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Business Loans — continued
12,135,405	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, 1 mo. LIBOR + .27%, 0.43%, due 07/25/37	10,532,318
9,247,799	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.40%, due 07/25/37	8,091,824
15,504,358	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.46%, due 12/25/37	15,271,792
5,470,260	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.16%, due 05/28/39	3,227,454
5,745,494	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.46%, due 05/28/39	2,470,562
8,652,414	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.16%, due 02/28/40	6,746,287
5,000,000	CIT Equipment Collateral, Series 12-VT1, Class D, 144A, 4.12%, due 10/21/19	5,075,450
845,715	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.45%, due 05/15/32	803,430
3,456,529	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.40%, due 11/15/33	3,180,006
8,666,641	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.34%, due 11/15/34	8,146,642
14,050,867	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.33%, due 04/16/35	13,119,998
14,361,893	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.16%, due 04/16/35	11,489,514
5,800,000	GE Dealer Floorplan Master Note Trust, Series 12-4, Class B, 1 mo. LIBOR + .70%, 0.86%, due 10/20/17	5,790,127
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,075,000
2,841,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class D, 144A, 5.11%, due 09/15/21	2,921,625
5,700,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E1, 144A, 6.00%, due 09/15/21	5,845,646
2,282,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E2, 144A, 6.00%, due 09/15/21	2,223,480
4,067,789	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 02/25/30	3,814,203
2,573,870	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 09/25/30	2,384,047

16	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Business Loans — continued
2,500,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class C, 144A, 2.55%, due 01/18/19	2,501,363
5,000,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class D, 144A, 3.29%, due 01/18/19	5,004,355
7,000,000	Navistar Financial Dealer Note Master Trust, Series 13-1, Class D, 144A, 1 mo. LIBOR + 2.25%, 2.41%, due 01/25/18	7,012,600
7,000,000	Navistar Financial Dealer Note Master Trust, Series 13-2, Class D, 144A, 1 mo. LIBOR + 2.25%, 2.41%, due 09/25/18	7,037,114
12,000,000	OnDeck Asset Securitization Trust, Series 14-1A, Class A, 144A, 3.15%, due 05/17/18	12,001,773
1,000,000	OnDeck Asset Securitization Trust, Series 14-1A, Class B, 144A, 5.68%, due 05/17/18	1,006,186

	Total Business Loans	171,348,284

	CDO Residential Mortgage-Backed (United States) — 0.1%
1,561,824	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 02/26/34	1,378,798

	CMBS — 6.0%
17,000,000	Commercial Mortgage Pass-Through Certificates, Series 13-300P, Class D, 144A, 4.54%, due 08/10/30	17,269,032
5,000,000	GP Portfolio Trust, Series 14-GPP, Class D, 144A, 1 mo. LIBOR + 2.75%, 2.91%, due 02/15/27	5,005,000
23,940,000	Hilton USA Trust, Series 13-HLF, Class EFL, 144A, 1 mo. LIBOR + 3.75%, 3.91%, due 11/05/30	24,090,822
15,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 14-FBLU, Class D, 144A, 1 mo. LIBOR + 2.60%, 2.76%, due 12/15/28	15,787,800
11,406,821	Monty Parent Issuer LLC, Series 2013-LTR1, Class A, 144A, 3.47%, due 10/20/15	11,421,080
17,986,536	Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 144A, 4.25%, due 10/20/15	17,986,536
19,000,000	SCG Trust, Series 13-SRP1, Class D, 144A, 1 mo. LIBOR + 3.34%, 3.50%, due 11/15/26	18,483,200

	Total CMBS	110,043,470

	CMBS Collateralized Debt Obligations — 0.6%
5,897,785	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52 *	5,898

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	CMBS Collateralized Debt Obligations — continued
11,937,020	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.49%, due 05/25/46	11,698,279

	Total CMBS Collateralized Debt Obligations	11,704,177

	Collateralized Debt Obligations — 0.2%
3,301,066	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.42%, due 03/04/39	3,251,550

	Credit Cards — 0.4%
8,260,000	1st Financial Bank USA, Series 10-D, Class D, 144A, 7.86%, due 06/17/19	8,262,581

	Insured Business Loans — 0.1%
1,126,037	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.60%, due 10/25/30	923,351

	Insured Other — 1.2%
6,760,253	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.36%, due 09/15/41	6,568,537
7,041,005	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.36%, due 12/15/41	6,867,180
3,288,000	Toll Road Investment Part II, Series 1999B, 144A, NPG, Zero Coupon, due 02/15/30	1,191,900
30,500,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	6,984,500

	Total Insured Other	21,612,117

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.3%
1,547,931	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .42%, 0.58%, due 07/25/34	1,532,451
1,476,313	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.54%, due 12/25/33	1,417,261
399,969	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .66%, 0.82%, due 03/25/34	387,969
1,659,274	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.38%, due 11/25/35	1,642,682

	Total Insured Residential Asset-Backed Securities (United States)	4,980,363

	Insured Residential Mortgage-Backed Securities (United States) — 0.5%
350,362	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.50%, due 10/25/34	312,628

See accompanying notes to the financial statements.	17

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Insured Residential Mortgage-Backed Securities (United States) — continued
741,925	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.49%, due 01/25/35	657,049
6,382,152	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.31%, due 06/15/37	5,242,938
3,134,380	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.39%, due 10/25/34	2,904,944
72,403	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.62%, due 07/25/29	71,350
149,954	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.72%, due 08/15/30	124,462
156,108	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.60%, due 06/25/34	150,644
55,611	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.45%, due 12/25/32	52,205

	Total Insured Residential Mortgage-Backed Securities (United States)	9,516,220

	Other — 7.5%
13,113,218	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.64%, due 05/15/24	5,720,641
6,000,000	American Homes 4 Rent, Series 2014-SFR1, Class D, 144A, 1 mo. LIBOR + 2.10%, 2.35%, due 06/17/31	5,812,200
11,062,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 144A, 1 mo. LIBOR + 2.50%, 2.75%, due 06/17/31	10,390,537
1,000,000	American Homes 4 Rent, Series 2014-SFR1, Class F, 144A, 1 mo. LIBOR + 3.25%, 3.50%, due 06/17/31	955,000
11,500,000	Colony American Homes 2014-1, Series 14-1A, Class D, 144A, 1 mo. LIBOR + 2.15%, 2.40%, due 05/17/31	11,155,000
4,182,959	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	4,653,542
8,000,000	Guanay Finance Ltd., 144A, 6.00%, due 12/15/20	8,500,000
1,000,000	Invitation Homes Trust, Series 13-SFR1, Class D, 144A, 1 mo. LIBOR + 2.15%, 2.40%, due 12/17/30	977,700
21,000,000	Invitation Homes Trust, Series 14-SFR1, Class F, 144A, 1 mo. LIBOR + 3.75%, 3.91%, due 06/17/31	20,477,100
15,500,000	OneMain Financial Issuance Trust 2014-1, Series 14-1A, Class A, 144A, 2.43%, due 06/18/24	15,520,615

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Other — continued
10,000,000	OneMain Financial Issuance Trust 2014-1, Series 14-1A, Class B, 144A, 3.24%, due 06/18/24	10,080,500
30,000,000	Springleaf Funding Trust, Series 14-AA, Class A, 144A, 2.41%, due 12/15/22	30,027,000
4,500,000	Springleaf Funding Trust, Series 14-AA, Class B, 144A, 3.45%, due 12/15/22	4,504,433
4,000,000	Springleaf Funding Trust, Series 14-AA, Class C, 144A, 4.45%, due 12/15/22	3,993,052
6,000,000	Trafigura Securitisation Finance Plc, Series 12-1A, Class A, 144A, 1 mo. LIBOR + 2.40%, 2.56%, due 10/15/15	6,038,438

	Total Other	138,805,758

	Residential Asset-Backed Securities (United States) ¿ — 26.1%
1,082,025	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .78%, 0.55%, due 01/25/35	1,044,831
1,924,612	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.44%, due 02/25/36	796,308
1,619,077	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.34%, due 03/25/36	1,605,396
19,146,673	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.34%, due 10/25/36	9,956,270
3,348,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.32%, due 05/25/36	2,824,875
607,378	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.25%, due 06/25/36	358,353
7,926,836	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.31%, due 04/25/36	7,312,506
2,958,713	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .32%, 0.48%, due 09/25/35	1,852,154
7,414,877	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .20%, 0.36%, due 06/25/36	2,541,449
8,620,011	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .34%, 0.50%, due 06/25/36	2,954,509
77,659	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .24%, 0.40%, due 09/25/36	28,171
392,574	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.50%, due 12/25/36	120,716
4,968,479	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.25%, due 01/25/37	2,900,350

18	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
2,914,416	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.23%, due 11/25/36	1,738,449
12,623,233	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .40%, 0.56%, due 05/25/37	905,717
1,051,408	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + 1.04%, 1.20%, due 05/25/34	1,031,326
58,997,921	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.31%, due 07/25/36	25,369,106
7,763,802	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.27%, due 09/25/36	3,124,930
10,184,960	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.35%, due 03/25/36	5,347,104
256,597	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.27%, due 05/25/36	92,375
8,543,547	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.31%, due 06/25/36	3,366,691
7,828,202	Asset-Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.31%, due 10/25/36	6,681,371
11,821,333	Asset-Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.38%, due 05/25/37	11,360,301
2,499,472	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.27%, due 11/25/36	2,477,227
3,801,891	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.36%, due 11/25/36	2,058,344
1,546,126	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .32%, 0.48%, due 02/25/37	2,077,529
36,845,898	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.36%, due 02/25/37	34,034,556
897,946	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A1, 1 mo. LIBOR + .05%, 0.21%, due 12/25/36	893,008
4,519,974	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.32%, due 06/25/36	4,494,029
63,582	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .54%, 0.70%, due 04/25/33	60,244
11,583,484	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.32%, due 12/25/36	6,950,090

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
392,862	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.31%, due 11/25/36	391,200
10,413,871	Citigroup Mortgage Loan Trust, Inc., Series 07-AMC4, Class A2B, 1 mo. LIBOR + .14%, 0.30%, due 05/25/37	9,975,447
27,352,837	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.30%, due 02/25/37	26,354,459
459,738	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.46%, due 04/25/34	360,607
2,696,354	FBR Securitization Trust, Series 05-3, Class AV24, 1 mo. LIBOR + .68%, 0.84%, due 10/25/35	2,446,942
21,411,260	First Franklin Mortgage Loan Asset-Backed Certificates, Series 06-FF3, Class A2B, 1 mo. LIBOR + .40%, 0.36%, due 02/25/36	19,484,247
8,732,136	First Franklin Mortgage Loan Asset-Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.32%, due 04/25/36	6,925,675
6,574,867	Fremont Home Loan Trust, Series 06-1, Class 2A3, 1 mo. LIBOR + .18%, 0.34%, due 04/25/36	5,999,566
2,316,518	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.35%, due 05/25/36	289,565
1,319,559	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.26%, due 08/25/36	554,009
20,107,302	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.32%, due 08/25/36	8,766,784
12,012,068	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.31%, due 08/25/36	5,784,171
4,790,924	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.32%, due 01/20/36	4,781,941
26,925,341	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.28%, due 12/25/36	16,017,886
1,536,891	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.31%, due 03/25/37	1,502,310
489,461	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.41%, due 10/25/35	487,934
12,911,777	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.31%, due 03/25/36	8,909,126
10,448,903	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.31%, due 06/25/36	5,642,407

See accompanying notes to the financial statements.	19

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
21,453,660	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.31%, due 08/25/36	9,332,342
13,106,424	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.32%, due 10/25/36	8,093,217
5,538,483	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .32%, 0.48%, due 03/25/36	1,716,930
13,442,312	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-3, Class A2B, 1 mo. LIBOR + .13%, 0.29%, due 06/25/37	8,871,926
4,338,678	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.28%, due 02/25/37	2,250,038
1,298,716	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 0.96%, due 08/25/34	1,246,507
4,820,821	Morgan Stanley Capital, Inc., Series 06-HE6, Class A2FP, 1 mo. LIBOR + .06%, 0.22%, due 09/25/36	2,446,567
552,513	Morgan Stanley Capital, Inc., Series 06-HE7, Class A2FP, 1 mo. LIBOR + .08%, 0.24%, due 09/25/36	414,385
1,290,152	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.33%, due 03/25/36	1,275,960
29,816,174	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.39%, due 02/25/37	15,164,506
1,368,759	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.26%, due 12/25/36	828,099
8,020,240	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.32%, due 04/25/36	6,009,566
1,213,641	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.26%, due 04/25/37	750,394
17,005,000	Nomura Home Equity Loan, Inc., Series 06-HE1, Class M1, 1 mo. LIBOR + .41%, 0.57%, due 02/25/36	14,624,300
900,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.31%, due 07/25/36	756,000
15,417,032	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.42%, due 12/25/35	13,864,536
1,475,655	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.35%, due 09/25/45	1,454,996
44,432,339	Residential Asset Mortgage Products, Inc., Series 06-RS3, Class A4, 1 mo. LIBOR + .30%, 0.46%, due 05/25/36	33,546,416

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
7,509,682	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.32%, due 02/25/37	6,851,083
118,124	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.41%, due 01/25/36	117,914
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.41%, due 04/25/37	9,100,000
262,783	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .54%, 0.70%, due 03/25/35	204,478
11,529,832	Saxon Asset Securities Trust, Series 06-2, Class A3C, 1 mo. LIBOR + .15%, 0.31%, due 09/25/36	10,638,576
6,368,327	Securitized Asset-Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.40%, due 03/25/36	5,620,049
18,691,614	Securitized Asset-Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.45%, due 12/25/35	16,342,078
702,255	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.32%, due 07/25/36	359,906
9,300,000	SG Mortgage Securities Trust, Series 06-FRE1, Class A2C, 1 mo. LIBOR + .27%, 0.43%, due 02/25/36	4,913,190
20,198,490	SG Mortgage Securities Trust, Series 06-FRE2, Class A2C, 1 mo. LIBOR + .16%, 0.32%, due 07/25/36	8,483,366
7,073,298	Soundview Home Equity Loan Trust, Series 07-OPT1, Class 2A1, 1 mo. LIBOR + .08%, 0.24%, due 06/25/37	4,213,033
17,534,897	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.31%, due 06/25/37	11,222,334
3,238,704	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.36%, due 01/25/36	3,190,124
13,221,475	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.56%, due 06/25/37	6,676,845

	Total Residential Asset-Backed Securities (United States)	481,612,222

	Residential Mortgage-Backed Securities (Australian) — 0.4%
7,850,542	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.63%, due 03/14/36	7,568,629

	Residential Mortgage-Backed Securities (European) — 0.9%
10,830,977	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.45%, due 11/15/38	10,198,014

20	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities (European) — continued
6,474,497	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.43%, due 09/15/39	6,067,899

	Total Residential Mortgage-Backed Securities (European)	16,265,913

	Residential Mortgage-Backed Securities (United States) — 4.9%
385,874	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.46%, due 08/25/35	339,955
14,288,115	Opteum Mortgage Acceptance Corp., Series 06-2, Class A1C, 1 mo. LIBOR + .27%, 0.43%, due 07/25/36	10,001,681
13,434,742	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	13,501,915
12,645,901	US Residential Opportunity Fund Trust 2014-1, Series 14-1A, Class NOTE, 144A, 3.47%, due 03/25/34	12,696,484
2,712,082	Vericrest Opportunity Loan Transferee, Series 13-NPL4, Class A1, 144A, 3.96%, due 11/25/53	2,722,253
5,294,771	Vericrest Opportunity Loan Transferee, Series 13-NPL5, Class A1, 144A, 3.63%, due 04/25/55	5,308,834
13,140,367	Vericrest Opportunity Loan Transferee, Series 13-NPL6, Class A1, 144A, 3.63%, due 03/25/54	13,165,005
6,401,472	Vericrest Opportunity Loan Transferee, Series 13-NPL7, Class A1, 144A, 3.63%, due 11/25/53	6,409,474
6,157,771	Vericrest Opportunity Loan Transferee, Series 14-NPL1, Class A1, 144A, 3.63%, due 10/27/53	6,188,560
6,875,060	Vericrest Opportunity Loan Transferee, Series 14-NPL2, Class A1, 144A, 3.63%, due 11/25/53	6,922,326
15,944,939	Washington Mutual Mortgage Pass-Through, Series 06-AR10, Class A2A, 1 mo. LIBOR + .17%, 0.33%, due 12/25/36	12,693,766

	Total Residential Mortgage-Backed Securities (United States)	89,950,253

	Student Loans — 10.1%
12,900,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.48%, due 01/25/24	12,577,500
15,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A4, 1 mo. LIBOR + .27%, 0.43%, due 09/25/29	14,100,000
1,665,479	National Collegiate Student Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .19%, 0.35%, due 05/25/26	1,657,932

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans — continued
5,000,000	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.44%, due 04/25/29	4,706,250
7,123,569	National Collegiate Student Loan Trust, Series 06-3, Class A3, 1 mo. LIBOR + .15%, 0.31%, due 10/25/27	7,034,525
2,450,000	National Collegiate Student Loan Trust, Series 06-3, Class A4, 1 mo. LIBOR + .27%, 0.43%, due 03/26/29	2,229,500
14,042,562	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.29%, due 11/27/28	13,902,137
8,210,000	National Collegiate Student Loan Trust, Series 06-2, Class A3, 1 mo. LIBOR + .21%, 0.37%, due 11/25/27	7,635,300
50,258,000	SLC Student Loan Trust, Series 06-A, Class C, 3 mo. LIBOR + .45%, 0.68%, due 07/15/36	43,661,637
3,982,364	SLM Private Credit Student Loan Trust, Series 04-B, Class B, 3 mo. LIBOR + .47%, 0.70%, due 09/15/33	3,781,175
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.41%, due 06/16/42	6,367,800
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.63%, due 06/15/33	7,640,000
3,700,470	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.81%, due 06/15/33	3,565,514
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.56%, due 03/15/24	8,007,000
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.66%, due 09/15/33	7,920,000
14,000,000	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.43%, due 06/15/23	13,440,000
12,652,427	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.40%, due 03/15/23	12,494,272
6,168,278	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.41%, due 05/16/44	6,506,570
3,000,000	SLM Student Loan Trust, Series 12-B, Class A2, 144A, 3.48%, due 10/15/30	3,135,540
7,000,000	SLM Student Loan Trust, Series 14-A, Class B, 144A, 3.50%, due 11/15/44	6,827,968

	Total Student Loans	187,190,620

	Time Share — 5.2%
1,153,403	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	1,230,797

See accompanying notes to the financial statements.	21

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Time Share — continued
2,878,171	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	2,927,190
5,682,360	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	5,744,468
8,260,047	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	8,267,943
2,994,267	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	2,993,803
4,415,299	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	4,523,919
1,219,446	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	1,264,257
125,514	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	128,143
2,840,305	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	2,904,030
6,010,381	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	6,121,700
1,497,196	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	1,498,132
3,393,496	Sierra Receivables Funding Co. LLC, Series 13-1A, Class B, 144A, 2.39%, due 11/20/29	3,411,826
10,895,717	Sierra Receivables Funding Co. LLC, Series 13-2A, Class C, 144A, 4.75%, due 11/20/25	11,124,734
7,453,096	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	7,596,867
8,950,692	Silverleaf Finance LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	9,072,342
547,388	Silverleaf Finance Vii LLC, Series 10-A, Class B, 144A, 8.00%, due 07/15/22	559,533
237,992	Silverleaf Finance Vii LLC, Series 10-A, Class C, 144A, 10.00%, due 07/15/22	241,860
7,883,719	Welk Resorts LLC, Series 13-AA, Class A, 144A, 3.10%, due 03/15/29	7,901,852
1,200,394	Westgate Resorts LLC, Series 12-1, Class B, 144A, 5.50%, due 09/20/25	1,210,522
791,383	Westgate Resorts LLC, Series 12-2A, Class B, 144A, 4.50%, due 01/20/25	803,006
1,187,075	Westgate Resorts LLC, Series 12-2A, Class C, 144A, 9.00%, due 01/20/25	1,222,316
2,401,092	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	2,413,848
4,323,429	Westgate Resorts LLC, Series 13-1A, Class A, 144A, 2.25%, due 08/20/25	4,331,535
4,323,429	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	4,381,525

Par Value ($) / Shares	Description	Value ($)

	Asset-Backed Securities — continued
	Time Share — continued
3,831,978	Westgate Resorts LLC, Series 14-AA, Class A, 144A, 6.25%, due 10/20/26	3,831,978

	Total Time Share	95,708,126

	Whole Business Loans — 3.2%
50,043,750	CKE Restaurant Holdings, Inc., Series 13-1A, Class A2, 144A, 4.47%, due 03/20/43	50,905,503
9,019,277	Fairway Outdoor Funding LLC, Series 12-1A, Class A2, 144A, 4.21%, due 10/15/42	9,039,751

	Total Whole Business Loans	59,945,254

	Total Asset-Backed Securities	1,737,763,507

	U.S. Government Agency — 1.4%
871,093	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.53%, due 10/01/18 (a)	854,125
10,368,750	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR – .02%, 0.31%, due 02/01/25 (a)	9,738,850
9,375,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.48%, due 10/29/26 (a)	8,821,702
6,345,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.34%, due 07/01/23 (a)	6,020,841
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	212,280

	Total U.S. Government Agency	25,647,798

	TOTAL DEBT OBLIGATIONS (COST $1,911,895,221)	1,763,411,305

	MUTUAL FUNDS — 1.6%

	Affiliated Issuers — 1.6%
1,161,273	GMO U.S. Treasury Fund	29,031,828

	TOTAL MUTUAL FUNDS (COST $29,031,828)	29,031,828

	SHORT-TERM INVESTMENTS — 2.7%

	Money Market Funds — 0.6%
10,876,709	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	10,876,709

22	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government — 2.1%
38,000,000	U.S. Treasury Bill, 0.02%, due 10/30/14 (c) (d)	37,998,480

	TOTAL SHORT-TERM INVESTMENTS (COST $48,875,712)	48,875,189

	TOTAL INVESTMENTS — 99.9% (Cost $1,989,802,761)	1,841,318,322
	Other Assets and Liabilities (net) — 0.1%	2,163,195

	TOTAL NET ASSETS — 100.0%	$1,843,481,517

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
1,027	U.S. Treasury Note 5 Yr. (CBT)	December 2014	$122,044,508	$(274,204)
131	U.S. Treasury Note 10 Yr. (CBT)	December 2014	16,477,344	(17,791)

			$138,521,852	$(291,995)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
50,000,000	USD	2/5/2019	CSS (e)	(Pay)	1.57%	3 Month USD LIBOR	$120,526

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	23

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	92.5%
Short-Term Investments	5.5
Loan Participations	2.3
Rights/Warrants	0.3
Loan Assignments	0.3
Forward Currency Contracts	0.2
Options Purchased	0.0 ^
Futures Contracts	0.0 ^
Written/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	(1.1)
Swap Contracts	(1.4)
Other	1.4

100.0%

Country/Region Summary**	% of Investments
Mexico	12.1
Venezuela	9.3
Russia	7.2
Brazil	6.7
Argentina	5.9
Turkey	5.6
Indonesia	4.6
Philippines	3.2
Hungary	3.0
South Africa	2.8
Colombia	2.5
Tunisia	2.3
Croatia	2.2
Congo	2.0
China	1.8
Ukraine	1.5
Uruguay	1.5
Dominican Republic	1.4
United States	1.4
Israel	1.3
Serbia	1.2
Angola	1.1
Morocco	1.1
Malaysia	1.0
Peru	1.0
Pakistan	0.9
Chile	0.8
Greece	0.8
Sri Lanka	0.8
Iraq	0.7
Panama	0.7
Azerbaijan	0.6
Costa Rica	0.6
Korea	0.6
Vietnam	0.6
Ecuador	0.5
Ivory Coast	0.5
Nigeria	0.5
Paraguay	0.5
Romania	0.5

Country/Region Summary**	% of Investments
Zambia	0.5
Armenia	0.4
Bahamas	0.4
Bahrain	0.4
El Salvador	0.4
Honduras	0.4
Kenya	0.4
Lithuania	0.4
Slovenia	0.4
Thailand	0.4
Belize	0.3
Gabon	0.3
Jamaica	0.3
Mongolia	0.3
Qatar	0.3
Iceland	0.2
Senegal	0.2
Belarus	0.1
Ghana	0.1
Grenada	0.1
Guatemala	0.1
Latvia	0.1
Lebanon	0.1
Trinidad & Tobago	0.1
Egypt	0.0	^

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in the funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using a reference security and applying the same methodology to that security.

^	Rounds to 0.0%.

24

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 91.7%

		Albania — 1.1%
		Foreign Government Obligations
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	5,199,826
USD	49,249,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	32,898,899

		Total Albania	38,098,725

		Argentina — 8.1%
		Foreign Government Obligations — 6.9%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	4,500,000
USD	57,483,558	Republic of Argentina Discount Bond, 8.28%, due 12/31/33 (b)	44,667,599
USD	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	7,971,266
EUR	18,258,165	Republic of Argentina Discount Bond, 7.82%, due 12/31/33 (b)	18,712,445
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, due 03/31/23 (b)	2,650,231
EUR	338,220,524	Republic of Argentina GDP Linked, due 12/15/35 (c)	30,663,934
EUR	171,500,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38 (b)	105,910,935
EUR	40,100,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38 (b)	24,105,397
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	2,728,160

			241,909,967

		Judgments — 1.2%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, due 03/31/23 (b) (d) (e)	28,928,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b) (d) (e)	13,560,000

			42,488,000

		Total Argentina	284,397,967

		Armenia — 0.5%
		Foreign Government Obligations
USD	17,000,000	Republic of Armenia, Reg S, 6.00%, due 09/30/20	17,660,620

		Azerbaijan — 0.7%
		Foreign Government Obligations
USD	23,000,000	Republic of Azerbaijan International Bond, Reg S, 4.75%, due 03/18/24	23,690,000

Par Value		Description	Value ($)
		Bahrain — 0.6%
		Foreign Government Obligations
USD	18,000,000	Bahrain Government International Bond, Reg S, 6.13%, due 08/01/23	20,493,000

		Barbados — 0.1%
		Foreign Government Obligations
USD	2,800,000	Government of Barbados, Reg S, 7.00%, due 08/04/22	2,578,632

		Belarus — 0.2%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	5,250,000

		Belize — 0.4%
		Foreign Government Obligations
USD	16,413,400	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	12,227,983

		Bosnia & Herzegovina — 0.1%
		Foreign Government Obligations
DEM	8,274,920	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 1.10%, due 12/11/17	5,044,965

		Brazil — 3.5%
		Foreign Government Agency — 1.9%
USD	31,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.75%, due 09/26/23	33,712,500
USD	27,000,000	Petrobras Global Finance BV, 7.25%, due 03/17/44	31,516,830

			65,229,330

		Foreign Government Obligations — 1.6%
USD	21,000,000	Republic of Brazil, 8.25%, due 01/20/34	30,135,000
USD	20,000,000	Republic of Brazil, 7.13%, due 01/20/37	26,200,000

			56,335,000

		Total Brazil	121,564,330

		Chile — 0.6%
		Corporate Debt
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	21,250,000

		Colombia — 2.0%
		Foreign Government Agency — 1.0%
USD	17,000,000	Ecopetrol SA, 7.38%, due 09/18/43	21,756,260
USD	12,000,000	Ecopetrol SA, 5.88%, due 05/28/45	12,900,000

			34,656,260

See accompanying notes to the financial statements.	25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 1.0%
USD	18,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	20,880,000
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,876,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (d)	6,006,618

			35,762,618

		Total Colombia	70,418,878

		Congo Republic (Brazzaville) — 2.6%
		Foreign Government Obligations
USD	97,469,164	Republic of Congo, Reg S, Series INTL, Step Up, 3.50%, due 06/30/29	91,621,014

		Costa Rica — 0.4%
		Foreign Government Agency — 0.3%
USD	12,800,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	11,456,256

		Foreign Government Obligations — 0.1%
USD	3,000,000	Costa Rica Government International Bond, Reg S, 5.63%, due 04/30/43	2,707,500

		Total Costa Rica	14,163,756

		Croatia — 1.5%
		Foreign Government Obligations
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,592,500
USD	24,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	24,990,000
USD	18,000,000	Croatia Government International Bond, Reg S, 6.00%, due 01/26/24	19,395,000

		Total Croatia	50,977,500

		Dominican Republic — 2.7%
		Asset-Backed Securities — 0.7%
USD	25,631,925	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24 (d)	25,690,191

		Foreign Government Agency — 0.2%
USD	5,800,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	5,974,000

		Foreign Government Obligations — 1.8%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	10,040,000
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.14%, due 08/30/24	32,815,950

Par Value		Description	Value ($)
		Foreign Government Obligations — continued
USD	19,000,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	20,900,000

			63,755,950

		Total Dominican Republic	95,420,141

		Ecuador — 0.5%
		Foreign Government Obligations
USD	6,000,000	Ecuador Government International Bond, 144A, 7.95%, due 06/20/24	6,630,000
USD	15,584,000	Republic of Ecuador, Step Up, Reg S, 10.00%, due 08/15/30 (b)	10,597,120

		Total Ecuador	17,227,120

		El Salvador — 0.3%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	10,800,000

		Gabon — 0.4%
		Foreign Government Obligations
USD	13,000,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	14,381,900

		Ghana — 0.1%
		Foreign Government Obligations
USD	5,000,000	Republic of Ghana, Reg S, 7.88%, due 08/07/23	4,892,500

		Greece — 0.5%
		Foreign Government Obligations
EUR	20,882,000	Hellenic Republic Government Bond, Step Up, 2.00%, due 02/24/36	18,514,274

		Grenada — 0.1%
		Foreign Government Obligations
USD	9,000,000	Grenada Government International Bond, Step Up, Reg S, 6.00%, due 09/15/25 (b)	2,970,000

		Guatemala — 0.1%
		Foreign Government Obligations
USD	3,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,558,750

		Honduras — 0.8%
		Foreign Government Obligations
USD	12,000,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	12,600,000
USD	14,000,000	Republic of Honduras, Reg S, 8.75%, due 12/16/20	15,680,000

		Total Honduras	28,280,000

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Hungary — 1.9%
		Foreign Government Obligations
USD	51,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	67,081,325

		Iceland — 0.4%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,581,800

		Indonesia — 3.9%
		Foreign Government Agency — 1.6%
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	34,122,000
USD	8,000,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	9,400,000
USD	10,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	11,102,000

			54,624,000

		Foreign Government Obligations — 2.3%
USD	12,500,000	Indonesia Government International Bond, Reg S, 4.63%, due 04/15/43 (f)	11,640,625
USD	33,800,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	34,138,000
USD	12,216,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	14,384,340
USD	16,784,000	Indonesia Government International Bond, Reg S, 6.75%, due 01/15/44	20,540,259

			80,703,224

		Total Indonesia	135,327,224

		Iraq — 0.4%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	13,462,500

		Israel — 1.0%
		Foreign Government Agency
JPY	2,500,000,000	Israel Electric Corp. Ltd, 4.10%, due 01/14/32	22,105,820
USD	7,243,000	Israel Electric Corp. Ltd., Reg S, 7.88%, due 12/15/26	8,818,352
USD	4,637,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	5,031,145

		Total Israel	35,955,317

		Ivory Coast — 0.7%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	25,012,350

Par Value		Description	Value ($)
		Jamaica — 0.3%
		Foreign Government Agency — 0.1%
USD	3,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	3,210,000

		Foreign Government Obligations — 0.2%
USD	6,100,000	Jamaica Government International Bond, 7.63%, due 07/09/25	6,496,500

		Total Jamaica	9,706,500

		Kenya — 0.5%
		Foreign Government Obligations
USD	17,000,000	Kenya Government International Bond, 144A, 6.88%, due 06/24/24	18,343,000

		Latvia — 0.1%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,475,640

		Lithuania — 0.4%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	13,986,875

		Macedonia — 0.4%
		Foreign Government Obligations
EUR	11,000,000	FYR Macedonia Bond, 144A, 3.98%, due 07/24/21	14,597,984

		Mexico — 8.8%
		Foreign Government Agency — 2.8%
USD	51,000,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	62,793,750
USD	1,360,000	Petroleos Mexicanos, 9.50%, due 09/15/27	1,785,000
USD	26,500,000	Petroleos Mexicanos, Reg S, 6.38%, due 01/23/45	32,065,000

			96,643,750

		Foreign Government Obligations — 6.0%
USD	189,484,000	United Mexican States, 5.75%, due 10/12/2110	210,327,240

		Total Mexico	306,970,990

		Mongolia — 0.3%
		Foreign Government Obligations
USD	12,000,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	10,489,920

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,801,998

		Morocco — 1.0%
		Foreign Government Agency
USD	32,000,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	34,880,000

		Nigeria — 0.5%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	6,786,250
USD	8,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23	9,210,600

		Total Nigeria	15,996,850

		Pakistan — 0.5%
		Foreign Government Obligations
USD	18,500,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	17,020,000

		Panama — 0.5%
		Foreign Government Obligations
USD	1,535,000	Panama Government International Bond, 8.13%, due 04/28/34	2,118,300
USD	16,408,000	Panama Government International Bond, 4.30%, due 04/29/53	14,972,300

		Total Panama	17,090,600

		Paraguay — 0.3%
		Foreign Government Obligations — 0.3%
USD	11,000,000	Republic of Paraguay, 144A, 6.10%, due 08/11/44	11,770,000

		Peru — 1.1%
		Foreign Government Agency — 0.3%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	8,872,050

		Foreign Government Obligations — 0.8%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (d)	5,000,000
USD	20,000,000	Republic of Peru, 5.63%, due 11/18/50	23,650,000

			28,650,000

		Total Peru	37,522,050

		Philippines — 3.7%
		Foreign Government Agency — 2.7%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	35,013,615

Par Value		Description	Value ($)
		Foreign Government Agency — continued
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	60,318,125

			95,331,740

		Foreign Government Obligations — 1.0%
USD	26,720,000	Republic of Philippines, 6.38%, due 01/15/32	33,901,000

		Total Philippines	129,232,740

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	5,941,250

		Romania — 0.5%
		Foreign Government Obligations
USD	6,000,000	Romanian Government International Bond, Reg S, 6.75%, due 02/07/22	7,234,800
USD	8,000,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44	9,440,000

		Total Romania	16,674,800

		Russia — 6.1%
		Foreign Government Agency — 4.1%
USD	27,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	23,051,250
USD	38,800,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	44,426,000
USD	23,000,000	Sberbank of Russia Via SB Capital SA, 144A, 5.13%, due 10/29/22	19,895,000
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	2,857,980
USD	51,600,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	52,245,000

			142,475,230

		Foreign Government Obligations — 2.0%
USD	70,000,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	69,825,000

		Total Russia	212,300,230

		Senegal — 0.3%
		Foreign Government Obligations
USD	8,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	10,281,250

		Serbia — 0.9%
		Foreign Government Obligations
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	27,600,000
USD	5,394,627	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	5,448,573

		Total Serbia	33,048,573

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Slovenia — 0.5%
		Foreign Government Obligations
USD	15,000,000	Slovenia Government International Bond, Reg S, 5.85%, due 05/10/23	17,014,500

		South Africa — 1.4%
		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	2,445,096
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	2,273,320

			4,718,416

		Foreign Government Obligations — 1.3%
USD	15,000,000	South Africa Government International Bond, 5.88%, due 09/16/25	16,968,750
USD	26,000,000	South Africa Government International Bond, 5.38%, due 07/24/44	27,170,000

			44,138,750

		Total South Africa	48,857,166

		South Korea — 0.7%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,998,322
USD	5,000,000	Korea Gas Corp., Reg S, 6.25%, due 01/20/42	6,931,500
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,895,760

		Total South Korea	24,825,582

		Sri Lanka — 0.8%
		Foreign Government Obligations
USD	8,500,000	Sri Lanka Government International Bond, Reg S, 6.25%, due 07/27/21	9,112,680
USD	19,150,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	19,916,000

		Total Sri Lanka	29,028,680

		Thailand — 0.3%
		Foreign Government Agency
USD	7,000,000	PTT PCL, Reg S, 4.50%, due 10/25/42	6,385,750
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,543,140

		Total Thailand	10,928,890

		Trinidad And Tobago — 0.2%
		Foreign Government Agency
USD	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	7,545,000

Par Value		Description	Value ($)
		Tunisia — 2.0%
		Foreign Government Agency
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	54,643,664
JPY	2,000,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31	15,287,616

		Total Tunisia	69,931,280

		Turkey — 5.0%
		Foreign Government Agency — 0.2%
USD	1,000,000	Export Credit Bank of Turkey, Reg S, 5.38%, due 11/04/16	1,048,750
USD	5,000,000	Turkiye Halk Bankasi AS, Reg S, 4.88%, due 07/19/17	5,200,000

			6,248,750

		Foreign Government Obligations — 4.8%
USD	64,000,000	Republic of Turkey, 6.75%, due 05/30/40	77,200,000
EUR	18,000,000	Republic of Turkey, 4.35%, due 11/12/21	25,868,389
USD	53,000,000	Turkey Government International Bond, 6.63%, due 02/17/45	63,467,500

			166,535,889

		Total Turkey	172,784,639

		Ukraine — 1.0%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	3,200,000
USD	36,381,000	Ukraine Government International Bond, Reg S, 7.95%, due 02/23/21 (f)	31,833,375

		Total Ukraine	35,033,375

		United States — 3.6%
		Asset-Backed Securities — 1.5%
USD	2,439,669	Aircraft Finance Trust, Series 99-1A, Class A1, 1 mo. LIBOR + .48%, 0.64%, due 05/15/24	1,064,305
USD	112,502	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, AMBAC, 1 mo. LIBOR + .34%, 0.50%, due 10/25/34	100,385
USD	536,208	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, AMBAC, 1 mo. LIBOR + .44%, 0.60%, due 10/25/30	439,691
USD	12,365,060	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.40%, due 12/15/35 ¿	11,419,133
USD	7,017,048	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.40%, due 12/15/35 ¿	5,069,817

See accompanying notes to the financial statements.	29

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	4,624,918	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.36%, due 05/15/36 ¿	3,699,934
USD	2,820,956	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.51%, due 11/25/35 ¿	689,442
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.39%, due 05/25/37 ¿	2,536,073
USD	10,389,239	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.32%, due 10/25/36 ¿	6,415,355
USD	2,570,417	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.33%, due 03/25/36 ¿	2,542,143
USD	12,822,252	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.31%, due 11/25/36 ¿	6,924,016
USD	12,993,216	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.38%, due 11/25/36 ¿	7,406,133
USD	6,940,733	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.52%, due 04/25/37 ¿	3,817,403

			52,123,830

		U.S. Government — 2.1%
USD	73,709,300	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f) (g) (h)	73,824,434

		Total United States	125,948,264

		Uruguay — 1.6%
		Foreign Government Obligations
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	13,687,500
USD	17,500,000	Uruguay Government International Bond, 4.50%, due 08/14/24	18,914,875
USD	21,000,000	Uruguay Government International Bond, 5.10%, due 06/18/50	21,853,650

		Total Uruguay	54,456,025

		Venezuela — 10.8%
		Foreign Government Agency — 6.4%
USD	86,808,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	65,974,080
USD	172,500,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	134,291,250
USD	39,500,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	22,465,625

			222,730,955

Par Value		Description	Value ($)
		Foreign Government Obligations — 4.4%
USD	164,500,000	Republic of Venezuela, Reg S, 11.95%, due 08/05/31	145,171,250
USD	5,000,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	3,962,500
USD	7,500,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	5,906,250

			155,040,000

		Total Venezuela	377,770,955

		Vietnam — 0.4%
		Foreign Government Agency — 0.3%
USD	18,804,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	9,890,904

		Foreign Government Obligations — 0.1%
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.19%, due 03/13/28	4,437,500

		Total Vietnam	14,328,404

		Zambia — 0.7%
		Foreign Government Obligations
USD	12,000,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	11,715,600
USD	11,000,000	Zambia Government International Bond, Reg S, 8.50%, due 04/14/24	12,721,500

		Total Zambia	24,437,100

		TOTAL DEBT OBLIGATIONS (COST $2,950,397,577)	3,201,923,681

		LOAN ASSIGNMENTS — 0.3%

		Dominican Republic — 0.0%
USD	800,030	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.09%, due 08/15/15	758,272

		Indonesia — 0.3%
USD	1,326,228	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + .88%, 1.25%, due 12/01/19	1,218,472
USD	1,825,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,713,406
USD	1,825,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	1,713,406
USD	2,433,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,284,542

30	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
EUR	1,276,457	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21	1,333,375

		Total Indonesia	8,263,201

		TOTAL LOAN ASSIGNMENTS (COST $8,157,025)	9,021,473

		LOAN PARTICIPATIONS — 2.3%

		Angola — 1.0%
USD	15,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23	15,000,000
USD	18,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.60%, due 12/20/23	18,000,000

		Total Angola	33,000,000

		Egypt — 0.0%
CHF	1,682,646	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24 (d)	1,062,653

		Indonesia — 0.2%
USD	7,626,829	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.32%, due 09/29/19	7,007,149

		Iraq — 0.7%
JPY	3,912,367,488	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	22,003,941
JPY	511,201,212	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	2,843,064

		Total Iraq	24,847,005

		Russia — 0.1%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), 02/03/20 (b) (d)	3,342,051

		Vietnam — 0.3%
JPY	1,319,907,873	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.79%, due 09/01/17	11,480,769

		TOTAL LOAN PARTICIPATIONS (COST $95,598,812)	80,739,627

Shares / Par Value	Description	Value ($)
	MUTUAL FUNDS — 3.2%

	United States
	Affiliated Issuers
568,012	GMO Debt Opportunities Fund, Class VI	14,171,892
2,240,326	GMO U.S. Treasury Fund	56,008,142
1,515,449	GMO World Opportunity Overlay Fund	40,204,854

	TOTAL MUTUAL FUNDS (COST $103,857,113)	110,384,888

	RIGHTS/WARRANTS — 0.3%

	Nigeria — 0.1%
25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20 *	4,500,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (d)	—

	Venezuela — 0.2%
283,235	Republic of Venezuela Oil Warrants, Expires 04/15/20	6,231,170

	TOTAL RIGHTS/WARRANTS (COST $0)	10,731,170

	SHORT-TERM INVESTMENTS — 3.1%

	Money Market Funds — 1.1%
39,632,296	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (i)	39,632,296

	U.S. Government — 2.0%
69,500,000	U.S. Treasury Bill, 0.01%, due 10/09/14 (j)	69,497,888

	TOTAL SHORT-TERM INVESTMENTS (COST $109,130,289)	109,130,184

	TOTAL INVESTMENTS — 100.9% (Cost $3,267,140,816)	3,521,931,023
	Other Assets and Liabilities (net) — (0.9%)	(31,309,582)

	TOTAL NET ASSETS — 100.0%	$3,490,621,441

See accompanying notes to the financial statements.	31

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/28/2014	BCLY	EUR	40,850,000	USD	54,200,189	$506,793
10/28/2014	BOA	EUR	30,637,500	USD	40,677,654	407,607
10/28/2014	DB	EUR	91,912,500	USD	122,076,390	1,266,251
09/02/2014	CITI	JPY	2,300,000,000	USD	22,661,588	555,768
09/02/2014	DB	JPY	13,000,000,000	USD	127,826,942	2,881,005
10/31/2014	BOA	JPY	15,300,000,000	USD	147,515,094	400,116

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/02/2014	BOA	USD	147,455,667	JPY	15,300,000,000	$(403,911)
10/28/2014	BCLY	USD	1,127,789	EUR	850,000	(10,545)
10/28/2014	BOA	USD	846,414	EUR	637,500	(8,481)
10/28/2014	DB	USD	2,540,145	EUR	1,912,500	(26,348)

						$5,568,255

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	24,655,208	JP Morgan Securities, Inc., (0.25%), dated 08/31/14, to be repurchased on demand at face value plus accrued interest. (k)	$(24,644,935)
USD	11,062,760	JP Morgan Securities, Inc., (0.25%), dated 08/31/14, to be repurchased on demand at face value plus accrued interest. (k)	(11,058,151)
USD	2,990,400	JP Morgan Securities, Inc., (0.25%), dated 08/31/14, to be repurchased on demand at face value plus accrued interest. (k)	(2,989,445)

			$(38,692,531)

		Average balance outstanding	$(34,327,554)
		Average interest rate	0.15%
		Maximum balance outstanding	$(114,382,479)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Credit Linked Options

	Number of Contracts		Expiration Date	Descriptions	Premiums	Market Value
Put Sold	USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Fund receives premium of 0.30% (OTC) (CP-DB) (d)	$254,222	$235,919
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Fund receives premium of 0.44% (OTC) (CP-DB) (d)	535,694	(898,130)
Put Sold	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option Swap, Fund receives premium of 0.50% (OTC) (CP-DB) (d)	391,806	576,461
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option Swap, Fund receives premium of 0.25% (OTC) (CP-DB) (d)	—	74,101
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option Swap, Fund receives premium of 0.40% (OTC) (CP-DB) (d)	353,889	(43,830)
Put Sold	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option Swap, Fund receives premium of 0.40% (OTC) (CP-DB) (d)	362,444	(8,319)

					$1,898,055	$(63,798)

32	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
15,000,000	USD	9/20/2014	DB	(Pay)	4.03%	2.56%	Sberbank	N/A		$(285,421)
5,000,000	USD	12/20/2014	DB	(Pay)	5.00%	N/A	Republic of Argentina	N/A		3,050,000
830,000,000	EUR	3/16/2015	DB	(Pay)	5.00%	8.44%	Bolivarian Republic of Venezuela	N/A		9,502,914
1,040,000,000	USD	3/16/2015	DB	Receive	5.00%	8.50%	Bolivarian Republic of Venezuela	1,040,000,000	USD	(9,383,582)
70,000,000	USD	3/20/2015	DB	(Pay)	0.00%	N/A	Republic of Argentina (d)	N/A		(9,800,000)
30,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(6,667)
40,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(8,889)
11,000,000	USD	6/20/2015	DB	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(2,444)
15,000,000	USD	9/20/2015	BCLY	(Pay)	1.00%	0.22%	Republic of Colombia	N/A		(154,125)
56,950,000,000	COP	11/20/2015	CITI	Receive	1.81%	0.18%	Republic of Colombia	56,950,000,000	COP	727,753
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	0.28%	Republic of Colombia	N/A		(428,993)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.20%	Republic of Colombia	56,700,000,000	COP	544,430
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.21%	Republic of Colombia	114,800,000,000	COP	1,344,991
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.29%	Republic of Colombia	N/A		(835,438)
7,333,333	EUR	6/17/2016	DB	Receive	5.60%	5.70%	Republic of Angola	7,333,333	EUR	331,660
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.31%	Republic of Colombia	N/A		(740,378)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.23%	Republic of Colombia	97,680,000,000	COP	1,247,910
50,000,000	USD	9/20/2016	MSCI	(Pay)	0.00%	N/A	Republic of Argentina (d)	N/A		(3,750,000)
22,500,000	USD	3/20/2017	DB	Receive	5.00%	11.21%	Bolivarian Republic of Venezuela	22,500,000	USD	(2,789,434)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.34%	Republic of Peru	32,000,000	PEN	154,542
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.44%	Republic of Peru	N/A		(48,654)
4,500,000	USD	7/20/2017	JPM	Receive	3.33%	6.47%	Republic of Jamaica	4,500,000	USD	(350,670)
25,000,000	USD	12/20/2017	JPM	Receive	5.00%	11.96%	Government of Ukraine	25,000,000	USD	(3,985,679)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.54%	Republic of Macedonia	5,400,000	EUR	(797,015)
50,000,000	USD	12/20/2018	GS	(Pay)	0.00%	N/A	Republic of Argentina (d)	N/A		(7,000,000)
44,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.44%	Republic of Croatia	N/A		2,747,434
50,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	1.21%	Republic of Brazil	N/A		386,720
10,000,000	USD	9/20/2019	JPM	(Pay)	0.00%	N/A	Republic of Argentina (d)	N/A		—
25,000,000	USD	9/20/2019	JPM	(Pay)	0.00%	N/A	Republic of Argentina (d)	N/A		(1,000,000)
6,000,000	USD	3/20/2020	BCLY	Receive	1.00%	2.59%	Republic of Croatia	6,000,000	USD	(470,478)
6,000,000	USD	6/20/2020	DB	Receive	1.00%	3.28%	Commonwealth of Bahamas	6,000,000	USD	(672,043)

See accompanying notes to the financial statements.	33

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Credit Default Swaps (continued)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
42,000,000	EUR	12/20/2020	DB	(Pay)	1.00%	2.99%	Commonwealth of Bahamas	N/A		$6,025,221
57,000,000	USD	12/20/2020	DB	Receive	1.00%	3.28%	Commonwealth of Bahamas	57,000,000	USD	(6,835,013)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	2.20%	Republic of Turkey	30,000,000	USD	(2,569,792)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.28%	Commonwealth of Bahamas	6,000,000	USD	(925,882)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	2.93%	Republic of Croatia	N/A		27,420,012
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	2.92%	Republic of Croatia	160,000,000	EUR	(30,299,855)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.28%	Commonwealth of Bahamas	3,000,000	USD	(462,941)
40,000,000	USD	6/20/2023	JPM	Receive	1.00%	2.93%	Republic of Croatia	40,000,000	USD	(5,484,002)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	2.15%	Republic of South Africa	25,000,000	USD	(2,150,014)
24,000,000	USD	3/20/2024	JPM	Receive	1.00%	1.24%	Republic of Malaysia	24,000,000	USD	(433,887)
22,750,000	USD	6/20/2024	JPM	Receive	1.00%	1.85%	Republic of Brazil	22,750,000	USD	(1,548,009)
27,250,000	USD	6/20/2024	JPM	Receive	1.00%	1.85%	Republic of Brazil	27,250,000	USD	(1,854,209)
60,000,000	USD	6/20/2024	JPM	Receive	1.00%	1.17%	Peoples Republic of China	60,000,000	USD	(749,346)
91,000,000	USD	6/20/2025	DB	Receive	1.00%	4.73%	Commonwealth of Bahamas	91,000,000	USD	(11,360,244)
68,000,000	EUR	6/20/2025	DB	(Pay)	1.00%	4.42%	Commonwealth of Bahamas	N/A		10,232,069
40,000,000	USD	3/20/2030	JPM	Receive	1.00%	1.92%	Republic of Brazil	40,000,000	USD	(4,014,928)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	1.29%	United Mexican States	N/A		699,257

										$(46,783,119)

							Premiums to (Pay) Receive			$39,442,748

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of August 31, 2014, implied credit spreads in absolute terms and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

34	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
200,000,000	USD	8/22/2024	CSS (l)	(Pay)	2.58%	3 Month USD LIBOR	$(1,600,789)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.

(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(i)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(j)	The rate shown represents yield-to-maturity.

(k)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(l)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	35

GMO Global Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	73.7%
Short-Term Investments	25.7
Futures Contracts	0.3
Options Purchased	0.3
Loan Participations	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	(0.1)
Swap Contracts	(0.2)
Forward Currency Contracts	(0.5)
Other	0.7

100.0%

Country/Region Summary**	% of Investments
United States	53.6%
Euro Region***	38.8
Sweden	11.5
Japan	9.1
Emerging****	5.8
Australia	2.8
Canada	(6.2)
United Kingdom	(6.5)
Switzerland	(8.9)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of, Mexico, Venezuela, Russia, Brazil, Argentina, Turkey, Indonesia, Philippines, Hungry and South Africa. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

^	Rounds to 0.0%.

36

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value/ Principal Amount Shares		Description	Value ($)
		DEBT OBLIGATIONS — 51.4%

		Canada — 3.7%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 1.50%, due 06/01/23	1,780,576

		France — 3.7%
		Foreign Government Obligations
EUR	1,000,000	Government of France, 4.00%, due 10/25/38	1,781,979

		Italy — 4.1%
		Foreign Government Obligations
EUR	1,200,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	1,963,672

		Spain — 1.7%
		Foreign Government Obligations
EUR	500,000	Government of Spain, 4.70%, due 07/30/41	816,495

		United States — 38.2%
		U.S. Government
USD	9,508,173	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)	9,767,422
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,581,610

		Total United States	18,349,032

		TOTAL DEBT OBLIGATIONS (COST $23,036,189)	24,691,754

		MUTUAL FUNDS — 43.9%

		United States
		Affiliated Issuers
	204,940	GMO Debt Opportunities Fund, Class VI	5,113,263
	207,038	GMO Emerging Country Debt Fund, Class IV	2,167,687
	131,442	GMO U.S. Treasury Fund	3,286,050
	396,115	GMO World Opportunity Overlay Fund	10,508,938

		TOTAL MUTUAL FUNDS (COST $18,556,868)	21,075,938

		OPTIONS PURCHASED — 0.2%

		Currency Options
EUR	2,100,000	USD Call/EUR Put, Expires 11/12/14, Strike 1.35, (OTC) (CP-CITI)	79,595
USD	1,600,000	USD Call/JPY Put, Expires 01/05/15, Strike 104.85, (OTC) (CP-DB)	19,021

Par Value/ Principal Amount Shares		Description	Value ($)
		Currency Options — continued
USD	1,600,000	USD Put/JPY Call, Expires 01/05/15, Strike 98.50, (OTC) (CP-DB)	4,361

		TOTAL OPTIONS PURCHASED (COST $55,790)	102,977

		SHORT-TERM INVESTMENTS — 4.5%

		Money Market Funds — 1.1%
	499,720	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	499,720

		U.S. Government — 3.4%
	650,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (c) (d)	649,954
	1,000,000	U.S. Treasury Bill, 0.05%, due 06/25/15 (c)	999,568

		Total U.S. Government	1,649,522

		TOTAL SHORT-TERM INVESTMENTS (COST $2,148,924)	2,149,242

		TOTAL INVESTMENTS — 100.0% (Cost $43,797,771)	48,019,911
		Other Assets and Liabilities (net) — (0.0%)	(478)

		TOTAL NET ASSETS — 100.0%	$48,019,433

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/21/2014	BCLY	CAD	3,000,000	USD	2,787,951	$31,943
09/02/2014	BCLY	JPY	288,100,000	USD	2,772,058	3,064
09/02/2014	DB	JPY	363,800,000	USD	3,521,848	25,284
09/02/2014	GS	JPY	288,100,000	USD	2,771,791	2,797
09/09/2014	BCLY	SEK	11,100,000	USD	1,622,493	34,368
09/02/2014	DB	USD	9,242,871	JPY	940,000,000	(208,319)
09/09/2014	DB	USD	746,708	AUD	800,000	140
09/30/2014	DB	USD	3,880,215	GBP	2,300,000	(62,676)
10/21/2014	JPM	USD	1,647,159	CAD	1,800,000	6,446
10/28/2014	BCLY	USD	1,625,342	EUR	1,225,000	(15,198)
10/28/2014	BOA	USD	1,219,832	EUR	918,750	(12,223)
10/28/2014	DB	USD	3,660,798	EUR	2,756,250	(37,972)
10/31/2014	BCLY	USD	2,773,211	JPY	288,100,000	(3,026)
10/31/2014	DB	USD	2,734,894	JPY	283,800,000	(6,056)
10/31/2014	GS	USD	2,772,917	JPY	288,100,000	(2,733)

						$(244,161)

See accompanying notes to the financial statements.	37

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
4	Australian Government Bond 3 Yr.	September 2014	$409,674	$2,754
3	Australian Government Bond 10 Yr.	September 2014	344,597	13,261
40	Euro BOBL	September 2014	6,792,321	101,588
3	Japanese Government Bond 10 Yr. (OSE)	September 2014	4,216,393	28,734
18	U.S. Long Bond (CBT)	December 2014	2,521,687	9,312
39	U.S. Treasury Note 5 Yr. (CBT)	December 2014	4,634,602	9,575
24	UK Gilt Long Bond	December 2014	4,523,844	(428)

			$23,443,118	$164,796

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
30	Canadian Government Bond 10 Yr.	December 2014	$3,789,150	$(26,100)
40	U.S. Treasury Note 10 Yr. (CBT)	December 2014	5,031,250	(5,433)

			$8,820,400	$(31,533)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,700,000	CHF	9/17/2024	BCI (e)	(Pay)	1.45%	6 Month CHF LIBOR	$(115,981)
8,000,000	SEK	8/5/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	1,951
18,000,000	SEK	8/6/2016	BCI (e)	Receive	0.62%	3 Month SEK STIBOR	3,868
21,000,000	SEK	8/7/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	5,237
8,000,000	SEK	8/11/2016	BCI (e)	Receive	0.62%	3 Month SEK STIBOR	1,804
5,000,000	SEK	8/13/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	1,246
10,700,000	SEK	9/17/2024	BCI (e)	Receive	2.61%	3 Month SEK STIBOR	135,926
6,600,000	USD	8/18/2016	CSS (e)	Receive	0.47%	3 Month USD LIBOR	(6,206)
11,100,000	USD	6/13/2021	CSS (e)	Receive	3.65%	3 Month USD LIBOR	106,684
550,000	USD	8/5/2024	CSS (e)	Receive	2.62%	3 Month USD LIBOR	6,704
550,000	USD	8/5/2024	CSS (e)	Receive	2.64%	3 Month USD LIBOR	7,501

							$148,734

					Premiums to (Pay) Receive		$(7,056)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

38	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any. (Note 4).

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	39

GMO International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	79.3%
Short-Term Investments	20.4
Futures Contracts	0.5
Options Purchased	0.2
Loan Participations	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	0.0 ^
Swap Contracts	(0.3)
Forward Currency Contracts	(0.6)
Other	0.4

100.0%

Country/Region Summary**	% of Investments
Euro Region***	60.7%
Japan	26.0
United States	9.6
Sweden	9.5
Emerging ****	5.2
Australia	3.5
United Kingdom	(0.7)
Canada	(5.4)
Switzerland	(8.4)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the Manager’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Euro Region” is comprised of Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****	The “Emerging” exposure is associated only with investments in the Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of, Mexico, Venezuela, Russia, Brazil, Argentina, Turkey, Indonesia, Philippines, Hungry and South Africa. Additional information about Emerging Country Debt Fund’s emerging country exposure is available in the country/region summary of its financial statements.

^	Rounds to 0.0%.

40

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 55.1%

		Canada — 2.1%
		Foreign Government Obligations
CAD	1,000,000	Government of Canada, 3.50%, due 06/01/20	1,017,392

		France — 4.5%
		Foreign Government Obligations
EUR	1,200,000	Government of France, 4.00%, due 10/25/38	2,138,375

		Italy — 7.4%
		Foreign Government Obligations
EUR	1,250,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	2,045,491
EUR	1,000,000	Buoni Poliennali Del Tesoro, 4.50%, due 02/01/18	1,477,826

		Total Italy	3,523,317

		Japan — 20.2%
		Foreign Government Obligations
JPY	848,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	9,580,979

		Spain — 2.1%
		Foreign Government Obligations
EUR	600,000	Government of Spain, 4.70%, due 07/30/41	979,794

		United States — 18.8%
		U.S. Government
USD	8,693,362	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)	8,930,395

		TOTAL DEBT OBLIGATIONS (COST $26,419,531)	26,170,252

		MUTUAL FUNDS — 41.2%

		United States
		Affiliated Issuers
	250,139	GMO Debt Opportunities Fund, Class VI	6,240,976
	186,359	GMO Emerging Country Debt Fund, Class IV	1,951,181
	45,970	GMO U.S. Treasury Fund	1,149,238
	385,270	GMO World Opportunity Overlay Fund	10,221,209

		TOTAL MUTUAL FUNDS (COST $15,828,425)	19,562,604

		OPTIONS PURCHASED — 0.1%

		Currency Options
EUR	900,000	USD Call/EUR Put, Expires 11/12/14, Strike 1.35, (OTC) (CP-CITI)	34,112
USD	1,400,000	USD Call/JPY Put, Expires 01/05/15, Strike 104.85, (OTC) (CP-DB)	16,643

Principal Amount / Shares / Par Value		Description	Value ($)
		Currency Options — continued
USD	1,400,000	USD Put/JPY Call, Expires 01/05/15, Strike 98.50, (OTC) (CP-DB)	3,816

		TOTAL OPTIONS PURCHASED (COST $34,267)	54,571

		SHORT-TERM INVESTMENTS — 3.8%

		Money Market Funds — 0.7%
	349,390	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	349,390

		U.S. Government — 3.1%
	150,000	U.S. Treasury Bill, 0.05%, due 06/25/15 (c)	149,935
	1,300,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (c) (d)	1,299,908

		TOTAL SHORT-TERM INVESTMENTS (COST $1,799,016)	1,799,233

		TOTAL INVESTMENTS — 100.2% (Cost $44,081,239)	47,586,660
		Other Assets and Liabilities (net) — (0.2%)	(104,598)

		TOTAL NET ASSETS — 100.0%	$47,482,062

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/21/2014	JPM	CAD	500,000	USD	457,544	$(1,791)
09/02/2014	BCLY	JPY	170,850,000	USD	1,643,895	1,817
09/02/2014	DB	JPY	228,300,000	USD	2,212,247	18,004
09/02/2014	GS	JPY	170,850,000	USD	1,643,737	1,659
09/09/2014	BCLY	SEK	13,600,000	USD	1,987,919	42,109
09/02/2014	DB	USD	5,604,720	JPY	570,000,000	(126,321)
09/09/2014	DB	USD	840,047	AUD	900,000	157
09/30/2014	DB	USD	5,398,560	GBP	3,200,000	(87,201)
10/21/2014	BCLY	USD	464,659	CAD	500,000	(5,324)
10/28/2014	BCLY	USD	3,018,493	EUR	2,275,000	(28,224)
10/28/2014	BOA	USD	2,265,402	EUR	1,706,250	(22,700)
10/28/2014	DB	USD	6,798,624	EUR	5,118,750	(70,520)
10/31/2014	BCLY	USD	1,644,579	JPY	170,850,000	(1,795)
10/31/2014	DB	USD	1,621,856	JPY	168,300,000	(3,591)
10/31/2014	GS	USD	1,644,404	JPY	170,850,000	(1,621)

						$(285,342)

See accompanying notes to the financial statements.	41

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
4	Australian Government Bond 10 Yr.	September 2014	$459,437	$17,656
6	Australian Government Bond 3 Yr.	September 2014	614,505	4,125
57	Euro BOBL	September 2014	9,678,700	144,405
17	Euro Bund	September 2014	3,384,971	62,239
11	U.S. Treasury Note 10 Yr. (CBT)	December 2014	1,383,594	4,688
36	UK Gilt Long Bond	December 2014	6,785,766	(641)

			$22,306,973	$232,472

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
19	Canadian Government Bond 10 Yr.	December 2014	$2,399,770	$(16,024)
2	Japanese Government Bond 10 Yr. (OSE)	September 2014	2,810,899	(23,648)
2	U.S. Long Bond (CBT)	December 2014	280,188	(772)

			$5,490,857	$(40,444)

+	Buys - Fund is long the underlying asset to the contract.
Sales - Fund is short the underlying asset to the contract.

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,600,000	CHF	9/17/2024	BCI (e)	(Pay)	1.45%	6 Month CHF LIBOR	$(109,159)
5,000,000	SEK	8/5/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	1,219
12,000,000	SEK	8/6/2016	BCI (e)	Receive	0.62%	3 Month SEK STIBOR	2,578
14,000,000	SEK	8/7/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	3,492
6,000,000	SEK	8/11/2016	BCI (e)	Receive	0.62%	3 Month SEK STIBOR	1,353
3,000,000	SEK	8/13/2016	BCI (e)	Receive	0.63%	3 Month SEK STIBOR	748
10,500,000	SEK	9/17/2024	BCI (e)	Receive	2.61%	3 Month SEK STIBOR	133,385
3,600,000	USD	6/13/2021	CSS (e)	Receive	3.65%	3 Month USD LIBOR	34,600
500,000	USD	8/5/2024	CSS (e)	Receive	2.62%	3 Month USD LIBOR	6,094
500,000	USD	8/5/2024	CSS (e)	Receive	2.64%	3 Month USD LIBOR	6,820

							$81,130

						Premiums to (Pay) Receive	$(490)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

42	See accompanying notes to the financial statements.

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any. (Note 4).

(e)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	43

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	99.8%
Other	0.2

100.0%

44

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 99.8%

	U.S. Government — 99.4%
262,000,000	U.S. Treasury Bill, 0.03%, due 11/06/14 (a)	261,988,210
59,600,000	U.S. Treasury Bill, 0.02%, due 12/11/14 (a)	59,596,662
421,500,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (a)	421,470,074
295,400,000	U.S. Treasury Bill, 0.05%, due 10/16/14 (a)	295,382,431
249,282,000	U.S. Treasury Bill, 0.04%, due 10/02/14 (a)	249,273,485
276,000,000	U.S. Treasury Bill, 0.03%, due 11/28/14 (a)	275,981,784
168,500,000	U.S. Treasury Bill, 0.03%, due 12/26/14 (a)	168,483,824
270,000,000	U.S. Treasury Note, 0.25%, due 11/30/14	270,137,160

	Total U.S. Government	2,002,313,630

	Money Market Funds — 0.4%
8,198,422	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (b)	8,198,422

	TOTAL SHORT-TERM INVESTMENTS (COST $2,010,441,399)	2,010,512,052

	TOTAL INVESTMENTS — 99.8% (Cost $2,010,441,399)	2,010,512,052
	Other Assets and Liabilities (net) — 0.2%	2,938,857

	TOTAL NET ASSETS — 100.0%	$2,013,450,909

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

See accompanying notes to the financial statements.	45

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	61.9%
Debt Obligations	36.2
Options Purchased	0.3
Futures Contracts	0.2
Other	3.2
Swap Contracts	(1.8)

100.0%

Industry Sector Summary	% of Debt Obligations
U.S. Government	62.7%
Business Loans	14.4
Residential Asset-Backed Securities (United States)	9.1
Insured Other	7.1
Residential Mortgage-Backed Securities (European)	3.0
Residential Mortgage-Backed Securities (Australian)	2.6
U.S. Government Agency	1.1
CMBS Collateralized Debt Obligations	0.0 ^

100.0%

^	Rounds to 0.0%.

46

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 36.2%

	Asset-Backed Securities — 13.1%
	Business Loans — 5.2%
777,242	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.53%, due 01/25/35	722,835
1,166,105	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.55%, due 01/25/36	1,032,003
4,472,411	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.46%, due 12/25/37	4,405,325
2,729,285	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.16%, due 02/28/40	2,128,023
764,075	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.40%, due 11/15/33	702,949
858,936	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 02/25/30	805,390
601,196	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 09/25/30	556,858

	Total Business Loans	10,353,383

	CMBS Collateralized Debt Obligations — 0.0%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	6,777

	Insured Other — 2.6%
1,702,739	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.36%, due 09/15/41	1,654,451
1,369,085	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.36%, due 12/15/41	1,335,285
9,200,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	2,106,800

	Total Insured Other	5,096,536

	Residential Asset-Backed Securities (United States) ¿— 3.3%
4,463,089	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.36%, due 11/25/36	2,416,316
7,988,149	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.32%, due 07/25/36	4,093,927

	Total Residential Asset-Backed Securities (United States)	6,510,243

Principal Amount / Par Value ($)		Description	Value ($)
		Residential Mortgage-Backed Securities (Australian) — 0.9%
	1,928,315	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.63%, due 03/14/36	1,859,069

		Residential Mortgage-Backed Securities (European) — 1.1%
	2,288,964	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.43%, due 09/15/39	2,145,217

		Total Asset-Backed Securities	25,971,225

		U.S. Government — 22.7%
	55,000,000	U.S. Treasury Strip Coupon, due 02/19/23	45,030,645

		U.S. Government Agency — 0.4%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	849,120

		TOTAL DEBT OBLIGATIONS (COST $85,149,553)	71,850,990

		OPTIONS PURCHASED — 0.3%

		Currency Options — 0.0%
EUR	3,000,000	EUR Call/CHF Put, Expires 06/16/15, Strike 1.56, (OTC) (CP-JPM)	—

		Options on Interest Rate Swaps — 0.3%
USD	32,600,000	USD Swaption Call, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 32,600,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.52%, maturing on 10/01/24. (OTC) (CP-GS)	199,414
USD	32,600,000	USD Swaption Put, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 32,600,000 USD in which it will pay a rate of 2.52% and will receive 3 month USD LIBOR, maturing on 10/01/24. (OTC) (CP-GS)	228,037
USD	6,900,000	USD Swaption Call, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 6,900,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.69%, maturing on 10/21/24. (OTC) (CP-JPM)	115,492

See accompanying notes to the financial statements.	47

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	6,900,000	USD Swaption Put, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 6,900,000 USD in which it will pay a rate of 2.69% and will receive 3 month USD LIBOR, maturing on 10/21/24. (OTC) (CP-JPM)	24,820

		Total Options on Interest Rate Swaps	567,763

		TOTAL OPTIONS PURCHASED (COST $1,948,940)	567,763

		SHORT-TERM INVESTMENTS — 61.9%

		Money Market Funds — 1.1%
	2,163,811	State Street Institutional Liquid Reserves Fund-Premier Class, 0.00% (a)	2,163,811

Par Value ($)	Description	Value ($)
	U.S. Government — 60.8%
10,500,000	U.S. Treasury Bill, 0.05%, due 06/25/15 (b)	10,495,464
99,000,000	U.S. Treasury Bill, 0.05%, due 10/09/14 (b) (c)	98,994,500
11,200,000	U.S. Treasury Bill, 0.02%, due 01/15/15 (b)	11,198,947

	Total U.S. Government	120,688,911

	TOTAL SHORT-TERM INVESTMENTS (COST $122,849,752)	122,852,722

	TOTAL INVESTMENTS — 98.4% (Cost $209,948,245)	195,271,475
	Other Assets and Liabilities (net) — 1.6%	3,149,429

	TOTAL NET ASSETS — 100.0%	$198,420,904

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Reverse Repurchase Agreements

Average balance outstanding	$(48,368,280)
Average interest rate	0.61%
Maximum balance outstanding	$(49,679,720)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1,122	90 Day Sterling	June 2015	$230,356,414	$69,476
1,009	90 Day Sterling	December 2014	207,920,786	458,054

			$438,277,200	$527,530

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
87	90 Day Sterling	December 2015	$17,793,255	$(8,223)
1,035	90 Day Sterling	September 2015	212,075,728	(70,389)

			$229,868,983	$(78,612)

+	Buys - Fund is long the underlying asset to the contract.
Sales - Fund is short the underlying asset to the contract.

48	See accompanying notes to the financial statements.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
121,200,000	USD	5/2/2021	CSS (d)	Receive	3.73%	3 Month USD LIBOR	$1,384,533
121,200,000	USD	5/2/2021	CSS (d)	Receive	3.72%	3 Month USD LIBOR	1,358,266
55,000,000	USD	2/15/2023	CSS (d)	(Pay)	0.00%	3 Month USD LIBOR	(1,562,515)
16,000,000	GBP	7/16/2024	BCI (d)	Receive	3.45%	6 Month GBP LIBOR	582,448
4,200,000	USD	8/11/2024	CSS (d)	(Pay)	2.59%	3 Month USD LIBOR	(37,114)
3,900,000	USD	8/12/2024	CSS (d)	(Pay)	2.55%	3 Month USD LIBOR	(21,210)
5,300,000	USD	8/13/2024	CSS (d)	Receive	2.60%	3 Month USD LIBOR	49,867
5,400,000	USD	8/15/2024	CSS (d)	(Pay)	2.57%	3 Month USD LIBOR	(36,458)
4,900,000	USD	8/19/2024	CSS (d)	(Pay)	2.53%	3 Month USD LIBOR	(17,091)
12,200,000	USD	8/20/2024	CSS (d)	Receive	2.63%	3 Month USD LIBOR	154,846
1,600,000	USD	8/27/2024	CSS (d)	(Pay)	2.53%	3 Month USD LIBOR	(5,509)
78,000,000	GBP	12/17/2024	BCI (d)	(Pay)	3.50%	6 Month GBP LIBOR	(2,886,796)
13,000,000	USD	5/2/2049	CSS (d)	(Pay)	3.98%	3 Month USD LIBOR	(1,231,326)
13,000,000	USD	5/2/2049	CSS (d)	(Pay)	3.97%	3 Month USD LIBOR	(1,219,698)

							$(3,487,757)

					Premiums to (Pay) Receive		$204,741

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 50.

See accompanying notes to the financial statements.	49

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ABS - Asset-Backed Security

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBA - British Bankers’ Association

BBSW - Bank Bill Swap Reference Rate

BOBL - Bundesobligationen

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2014, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

PEN - Peruvian Sol

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

50	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$4,288,204,010	$173,586,496	$38,607,696	$1,812,286,494	$3,411,546,135
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	131,158,549	75,102,766	37,542,750	29,031,828	110,384,888
Due from broker for investments sold short	1,192,115,547	—	—	—	—
Receivable for Fund shares sold	5,998,510	—	—	—	—
Dividends and interest receivable	3,137,017	519,061	263,473	2,260,181	45,703,781
Unrealized appreciation on open forward currency contracts (Note 4)	16,588,308	774,690	450,251	—	6,017,540
Receivable for variation margin on open futures contracts (Note 4)	688,251	39,680	9,847	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	479,844	—	—	—	129,237
Due from broker (Note 2)	64,581,011	674,894	561,797	548,933	5,315,495
Receivable for open OTC swap contracts (Note 4)	—	241,267	—	—	64,414,913
Receivable for closed swap contracts (Note 4)	—	1,301,912	—	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	51,864	25,927	15,802	53,134	3,668
Receivable for options (Note 4)	—	—	—	—	886,481
Miscellaneous receivable	—	—	—	—	2,342

Total assets	5,703,002,911	252,266,693	77,451,616	1,844,180,570	3,644,404,480

Liabilities:
Investments sold short, at value (Note 2)(c)	1,199,884,156	—	—	—	—
Payable for investments purchased	4,238,726	14,770,516	415	—	—
Payable for Fund shares repurchased	—	—	—	—	468,414
Payable to affiliate for (Note 5):
Management fee	959,139	50,471	16,205	392,557	1,029,269
Shareholder service fee	231,021	22,310	9,724	86,363	327,355
Payable for variation margin on open cleared swap contracts (Note 4)	—	18,460	5,905	9,143	—
Payable for variation margin on open futures contracts (Note 4)	—	—	—	23,906	—
Unrealized depreciation on open forward currency contracts (Note 4)	567,884	35,431	10,500	—	449,285
Payable for open OTC swap contracts (Note 4)	—	530,246	—	—	111,198,032
Payable for reverse repurchase agreements (Note 2)	—	—	—	—	38,692,531
Payable for options (Note 4)(d)	—	—	—	—	950,279
Payable to agents unaffiliated with the Manager	372	31	5	279	341
Payable to Trustees and related expenses	502	59	21	956	749
Accrued expenses	175,433	89,847	67,184	185,849	666,784

Total liabilities	1,206,057,233	15,517,371	109,959	699,053	153,783,039

Net assets	$4,496,945,678	$236,749,322	$77,341,657	$1,843,481,517	$3,490,621,441

(a) Cost of investments – unaffiliated issuers:	$4,291,324,442	$171,326,628	$33,272,906	$1,960,770,933	$3,163,283,703
(b) Cost of investments – affiliated issuers:	$131,158,549	$65,299,709	$33,478,048	$29,031,828	$103,857,113
(c) Proceeds from securities sold short:	$1,192,115,547	$—	$—	$—	$—
(d) Premiums on options:	$—	$—	$—	$—	$1,898,055

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund
Net assets consist of:
Paid-in capital	$4,393,867,913	$377,820,432	$80,661,269	$2,065,244,991	$3,358,687,976
Accumulated undistributed net investment income	40,081,816	697,546	420,043	22,184,145	33,033,400
Accumulated net realized gain (loss)	73,738,855	(155,247,240)	(13,833,567)	(95,291,711)	(154,279,400)
Net unrealized appreciation (depreciation)	(10,742,906)	13,478,584	10,093,912	(148,655,908)	253,179,465

	$4,496,945,678	$236,749,322	$77,341,657	$1,843,481,517	$3,490,621,441

Net assets attributable to:
Class III shares	$248,335,233	$50,205,963	$77,341,657	$—	$790,105,448

Class IV shares	$—	$186,543,359	$—	$—	$2,700,515,993

Class VI shares	$4,248,610,445	$—	$—	$1,843,481,517	$—

Shares outstanding:
Class III	9,808,540	6,530,930	8,067,025	—	75,401,550

Class IV	—	24,209,381	—	—	258,040,329

Class VI	167,522,167	—	—	73,880,380	—

Net asset value per share:
Class III	$25.32	$7.69	$9.59	$—	$10.48

Class IV	$—	$7.71	$—	$—	$10.47

Class VI	$25.36	$—	$—	$24.95	$—

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$26,943,973	$28,024,056	$2,010,512,052	$195,271,475
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	21,075,938	19,562,604	—	—
Cash	—	—	—	456,808
Receivable for Fund shares sold	—	—	47,498,000	—
Dividends and interest receivable	84,535	134,290	171,362	32,815
Unrealized appreciation on open forward currency contracts (Note 4)	104,042	63,746	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	188	—	32,925
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	—	115,325
Due from broker (Note 2)	237,445	118,961	—	3,502,253
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	12,449	15,370	166,441	18,259

Total assets	48,458,382	47,919,215	2,058,347,855	199,429,860

Liabilities:
Due to custodian	—	—	7,763,000	—
Payable for investments purchased	112	50	—	440,100
Payable for Fund shares repurchased	—	—	36,829,000	—
Payable for closed swap contracts (Note 4)	—	—	—	456,807
Payable to affiliate for (Note 5):
Management fee	7,889	10,110	136,194	—
Shareholder service fee	6,228	6,066	—	—
Payable for variation margin on open cleared swap contracts (Note 4)	5,369	3,335	—	—
Payable for variation margin on open futures contracts (Note 4)	2,052	—	—	—
Dividend payable	—	—	19,062	—
Unrealized depreciation on open forward currency contracts (Note 4)	348,203	349,088	—	—
Payable to agents unaffiliated with the Manager	31	5	250	62
Payable to Trustees and related expenses	2	—	787	—
Accrued expenses	69,063	68,499	148,653	111,987

Total liabilities	438,949	437,153	44,896,946	1,008,956

Net assets	$48,019,433	$47,482,062	$2,013,450,909	$198,420,904

(a) Cost of investments – unaffiliated issuers:	$25,240,903	$28,252,814	$2,010,441,399	$209,948,245
(b) Cost of investments – affiliated issuers:	$18,556,868	$15,828,425	$—	$—

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Net assets consist of:
Paid-in capital	$67,947,812	$78,093,263	$2,013,257,135
Distributions in excess of net investment income	(160,842)	(178,638)	—
Accumulated net realized gain (loss)	(24,017,489)	(33,922,139)	123,121
Net unrealized appreciation (depreciation)	4,249,952	3,489,576	70,653

	$48,019,433	$47,482,062	$2,013,450,909

Net assets attributable to:
Core Class shares	$—	$—	$2,013,450,909	$198,420,904

Class III shares	$48,019,433	$47,482,062	$—	$—

Shares outstanding:
Core Class	—	—	80,538,690	7,479,493

Class III	5,399,841	6,350,237	—	—

Net asset value per share:
Core Class	$—	$—	$25.00	$26.53

Class III	$8.89	$7.48	$—	$—

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund
Investment Income:
Interest	$51,458,047	$1,160,209	$441,666	$26,409,337	$97,782,763
Dividends from affiliated issuers (Note 10)	23,272	407,909	122,239	9,878	14,666
Dividends from unaffiliated issuers	—	—	—	1,189	1,225,021

Total investment income	51,481,319	1,568,118	563,905	26,420,404	99,022,450

Expenses:
Management fee (Note 5)	4,844,165	306,256	93,518	2,609,292	5,830,579
Shareholder service fee – Class III (Note 5)	233,996	37,410	56,111	—	541,547
Shareholder service fee – Class IV (Note 5)	—	97,562	—	—	1,304,848
Shareholder service fee – Class VI (Note 5)	979,918	—	—	574,044	—
Interest expense (Note 2)	3,015	2,279	738	36	—
Audit and tax fees	33,856	56,028	44,160	83,536	85,836
Custodian, fund accounting agent and transfer agent fees	175,352	39,192	22,172	154,652	455,308
Legal fees	32,476	4,508	3,036	20,976	29,624
Registration fees	121,056	3,220	1,691	59,099	47,037
Trustees fees and related expenses (Note 5)	20,018	7,249	368	11,649	17,438
Miscellaneous	12,883	4,501	3,133	26,459	14,165

Total expenses	6,456,735	558,205	224,927	3,539,743	8,326,382
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(370,655)	(104,873)	(71,796)	(340,766)	—
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(40,564)	(17,244)	—	(19,216)
Shareholder service fee waived (Note 5)	—	(9,782)	(4,048)	—	(4,228)

Net expenses	6,086,080	402,986	131,839	3,198,977	8,302,938

Net investment income (loss)	45,395,239	1,165,132	432,066	23,221,427	90,719,512

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	52,389,430	3,050,593	(49,010)	(5,500,922)	14,785,586
Investments in affiliated issuers	—	(3,114,246)	(526,756)	—	—
Realized gain distributions from affiliated issuers (Note 10)	4,326	1,817	857	1	2,240
Futures contracts	2,573,936	(1,206,525)	1,008,393	(1,183,006)	—
Options	—	67,246	19,579	—	363,747
Swap contracts	19,545,701	3,670,076	196,050	(337,506)	3,556,410
Foreign currency, forward contracts and foreign currency related transactions	7,207,290	2,341,548	1,174,809	—	5,862,989

Net realized gain (loss)	81,720,683	4,810,509	1,823,922	(7,021,433)	24,570,972

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(7,290,789)	3,043,466	2,342,357	44,364,047	230,361,992
Investments in affiliated issuers	—	184,293	362,171	—	(55,141)
Securities sold short	(7,768,609)	—	—	—	—
Futures contracts	(3,504,625)	(13,659)	43,631	104,763	—
Options	—	(48,402)	(13,829)	—	2,092,559
Swap contracts	(12,317,525)	687,731	173,840	109,825	(19,865,293)
Foreign currency, forward contracts and foreign currency related transactions	15,968,285	385,088	345,195	—	8,346,306

Net unrealized gain (loss)	(14,913,263)	4,238,517	3,253,365	44,578,635	220,880,423

Net realized and unrealized gain (loss)	66,807,420	9,049,026	5,077,287	37,557,202	245,451,395

Net increase (decrease) in net assets resulting from operations	$112,202,659	$10,214,158	$5,509,353	$60,778,629	$336,170,907

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited) — (Continued)

	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Investment Income:
Interest	$512,197	$242,317	$580,758	$1,535,221
Dividends from affiliated issuers (Note 10)	85,606	68,213	—	—
Dividends from unaffiliated issuers	89	3	—	4,689

Total investment income	597,892	310,533	580,758	1,539,910

Expenses:
Management fee (Note 5)	103,050	68,696	879,564	—
Shareholder service fee – Class III (Note 5)	81,355	41,218	—	—
Interest expense (Note 2)	1,073	595	—	133,595
Audit and tax fees	48,392	48,392	29,164	70,380
Custodian, fund accounting agent and transfer agent fees	23,192	20,148	120,336	43,968
Legal fees	3,169	2,944	21,766	5,956
Registration fees	1,656	2,208	736	—
Trustees fees and related expenses (Note 5)	559	263	11,040	2,104
Miscellaneous	3,496	3,133	8,372	3,496

Total expenses	265,942	187,597	1,070,978	259,499
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(44,787)	(74,428)	(1,055,890)	(120,488)
Indirectly incurred fees waived or borne by Manager (Note 5)	(30,034)	(16,479)	—	—
Shareholder service fee waived (Note 5)	(6,954)	(3,798)	—	—

Net expenses	184,167	92,892	15,088	139,011

Net investment income (loss)	413,725	217,641	565,670	1,400,899

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,327,659	1,317,537	123,527	(31,537,008)
Investments in affiliated issuers	(2,555,887)	1,233,527	—	—
Realized gain distributions from affiliated issuers (Note 10)	444	250	—	—
Futures contracts	1,041,810	805,914	—	131,259
Written options	38,838	18,619	—	—
Swap contracts	238,188	374,428	—	(9,569,867)
Foreign currency, forward contracts and foreign currency related transactions	983,752	277,921	—	8,301

Net realized gain (loss)	3,074,804	4,028,196	123,527	(40,967,315)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	220,956	554,012	33,025	39,280,653
Investments in affiliated issuers	886,679	(2,434,834)	—	—
Futures contracts	(107,444)	29,114	—	448,918
Written options	(27,659)	(13,829)	—	—
Swap contracts	239,476	47,559	—	814,317
Foreign currency, forward contracts and foreign currency related transactions	(883,451)	(701,376)	—	256,436

Net unrealized gain (loss)	328,557	(2,519,354)	33,025	40,800,324

Net realized and unrealized gain (loss)	3,403,361	1,508,842	156,552	(166,991)

Net increase (decrease) in net assets resulting from operations	$3,817,086	$1,726,483	$722,222	$1,233,908

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$45,395,239	$1,847,390	$1,165,132	$2,352,882
Net realized gain (loss)	81,720,683	(1,233,837)	4,810,509	1,983,863
Change in net unrealized appreciation (depreciation)	(14,913,263)	3,973,656	4,238,517	698,131

Net increase (decrease) in net assets from operations	112,202,659	4,587,209	10,214,158	5,034,876

Distributions to shareholders from:
Net investment income
Class III	(102,789)	(301,008)	(509,987)	(754,898)
Class IV	—	—	(2,143,157)	(2,957,677)
Class VI	(2,037,989)	(4,700,156)	—	—

Total distributions from net investment income	(2,140,778)	(5,001,164)	(2,653,144)	(3,712,575)

Net share transactions (Note 9):
Class III	(21,480,315)	168,838,605	7,693	(417,446)
Class IV	—	—	(11,021,748)	(59,776)
Class VI	1,298,155,849	2,762,568,260	—	—

Increase (decrease) in net assets resulting from net share transactions	1,276,675,534	2,931,406,865	(11,014,055)	(477,222)

Total increase (decrease) in net assets	1,386,737,415	2,930,992,910	(3,453,041)	845,079

Net assets:
Beginning of period	3,110,208,263	179,215,353	240,202,363	239,357,284

End of period	$4,496,945,678	$3,110,208,263	$236,749,322	$240,202,363

Accumulated undistributed net investment income	$40,081,816	$—	$697,546	$2,185,558

Distributions in excess of net investment income	$—	$(3,172,645)	$—	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Currency Hedged International Bond Fund		Debt Opportunities Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$432,066	$986,732	$23,221,427	$39,150,857
Net realized gain (loss)	1,823,922	(1,201,460)	(7,021,433)	5,732,713
Change in net unrealized appreciation (depreciation)	3,253,365	2,369,665	44,578,635	1,737,214

Net increase (decrease) in net assets from operations	5,509,353	2,154,937	60,778,629	46,620,784

Distributions to shareholders from:
Net investment income
Class III	—	(924,210)	—	—
Class VI	—	—	—	(28,279,637)

Total distributions from net investment income	—	(924,210)	—	(28,279,637)

Net realized gains
Class VI	—	—	—	(22,069,010)

Total distributions from net realized gains	—	—	—	(22,069,010)

Return of capital
Class III	—	(41,151)	—	—

Total distributions from return of capital	—	(41,151)	—	—

Net share transactions (Note 9):
Class III	(4,452)	1,119,902	—	—
Class VI	—	—	(330,076,049)	1,300,447,414

Increase (decrease) in net assets resulting from net share transactions	(4,452)	1,119,902	(330,076,049)	1,300,447,414

Purchase premiums and redemption fees (Notes 2 and 9):
Class VI	—	—	1,699,036	2,340,264

Increase in net assets resulting from purchase premiums and redemption fees	—	—	1,699,036	2,340,264

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(4,452)	1,119,902	(328,377,013)	1,302,787,678

Total increase (decrease) in net assets	5,504,901	2,309,478	(267,598,384)	1,299,059,815

Net assets:
Beginning of period	71,836,756	69,527,278	2,111,079,901	812,020,086

End of period	$77,341,657	$71,836,756	$1,843,481,517	$2,111,079,901

Accumulated undistributed net investment income	$420,043	$—	$22,184,145	$—

Distributions in excess of net investment income	$—	$(12,023)	$—	$(1,037,282)

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		Global Bond Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$90,719,512	$159,209,676	$413,725	$1,445,999
Net realized gain (loss)	24,570,972	(22,775,001)	3,074,804	(796,324)
Change in net unrealized appreciation (depreciation)	220,880,423	(108,226,648)	328,557	3,388,598

Net increase (decrease) in net assets from operations	336,170,907	28,208,027	3,817,086	4,038,273

Distributions to shareholders from:
Net investment income
Class III	(26,429,348)	(28,160,867)	(161,483)	(399,948)
Class IV	(92,307,914)	(136,463,045)	—	—

Total distributions from net investment income	(118,737,262)	(164,623,912)	(161,483)	(399,948)

Net share transactions (Note 9):
Class III	162,056,086	179,996,605	(96,905,578)	(27,705,988)
Class IV	60,506,580	664,241,860	—	—

Increase (decrease) in net assets resulting from net share transactions	222,562,666	844,238,465	(96,905,578)	(27,705,988)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	579,877	850,734	—	—
Class IV	2,074,314	3,917,396	—	—

Increase in net assets resulting from purchase premiums and redemption fees	2,654,191	4,768,130	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	225,216,857	849,006,595	(96,905,578)	(27,705,988)

Total increase (decrease) in net assets	442,650,502	712,590,710	(93,249,975)	(24,067,663)

Net assets:
Beginning of period	3,047,970,939	2,335,380,229	141,269,408	165,337,071

End of period	$3,490,621,441	$3,047,970,939	$48,019,433	$141,269,408

Accumulated undistributed net investment income	$33,033,400	$61,051,150	$—	$—

Distributions in excess of net investment income	$—	$—	$(160,842)	$(413,084)

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Bond Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$217,641	$570,379	$565,670	$1,937,591
Net realized gain (loss)	4,028,196	395,261	123,527	623,446
Change in net unrealized appreciation (depreciation)	(2,519,354)	2,532,190	33,025	83,789

Net increase (decrease) in net assets from operations	1,726,483	3,497,830	722,222	2,644,826

Distributions to shareholders from:
Net investment income
Core Class	—	—	(565,670)	(1,937,591)

Total distributions from net investment income	—	—	(565,670)	(1,937,591)

Net realized gains
Core Class	—	—	(97,393)	(709,712)

Total distributions from net realized gains	—	—	(97,393)	(709,712)

Net share transactions (Note 9):
Core Class	—	—	103,527,554	(1,002,336,822)
Class III	(15,053,609)	(13,637,535)	—	—

Increase (decrease) in net assets resulting from net share transactions	(15,053,609)	(13,637,535)	103,527,554	(1,002,336,822)

Total increase (decrease) in net assets	(13,327,126)	(10,139,705)	103,586,713	(1,002,339,299)

Net assets:
Beginning of period	60,809,188	70,948,893	1,909,864,196	2,912,203,495

End of period	$47,482,062	$60,809,188	$2,013,450,909	$1,909,864,196

Accumulated undistributed net investment income	$—	$—	$—	$—

Distributions in excess of net investment income	$(178,638)	$(396,279)	$—	$—

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	World Opportunity Overlay Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,400,899	$3,118,341
Net realized gain (loss)	(40,967,315)	(10,876,854)
Change in net unrealized appreciation (depreciation)	40,800,324	34,528,840

Net increase (decrease) in net assets from operations	1,233,908	26,770,327

Net share transactions (Note 9):
Core Class	(365,149,777)	(155,920,000)

Increase (decrease) in net assets resulting from net share transactions	(365,149,777)	(155,920,000)

Total increase (decrease) in net assets	(363,915,869)	(129,149,673)

Net assets:
Beginning of period	562,336,773	691,486,446

End of period	$198,420,904	$562,336,773

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Cash Flows — Six Months Ended August 31, 2014 (Unaudited)

	Debt Opportunities Fund	Emerging Country Debt Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$60,778,629	$336,170,907

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(44,578,635)	(220,880,423)
Net realized (gain) loss	7,021,433	(24,570,972)
Net amortization of discount and premium	(2,165,471)	(5,410,043)
Investments purchased	(438,266,759)	(606,291,598)
Proceeds from sale of investments	497,297,862	419,379,177
Proceeds from paydowns	149,598,013	10,514,030
Short-term investments, net	92,939,468	(51,870,258)
Realized gain distributions from affiliated issuers	1	2,240
Other gain (loss):
Swap contracts	(154,226)	6,821,389
Futures contracts	(888,580)	—
Written and credit linked option contracts	—	723,496
Forward currency contracts	—	5,831,770
Foreign currency and foreign currency related transactions	—	(85,992)
Changes in assets and liabilities:
(Increase) decrease in receivable for due from broker	98,258	(5,314,945)
(Increase) decrease in dividends and interest receivable	65,348	(2,882,831)
(Increase) decrease in receivable for expenses reimbursed and/or waived by Manager	(17,282)	(3,668)
(Increase) decrease in miscellaneous receivable	26,578	(2,070)
Increase (decrease) in payable to affiliate for:
Management fee	45,995	233,280
Shareholder service fee	10,119	81,000
Increase (decrease) in payable to agents unaffiliated with the Manager	78	33
Increase (decrease) in payable for Trustees and related expenses	(2,724)	(3,398)
Increase (decrease) in accrued expenses	(48,961)	103,390

Net cash provided by (used in) operating activities	321,759,144	(137,455,486)

Cash flows from financing activities:
Proceeds from shares sold	474,070,409	384,221,321
Shares repurchased	(797,528,589)	(260,624,732)
Purchase premiums and redemption fees	1,699,036	2,654,191
Cash distributions paid	—	(19,357,444)
Increase (decrease) in payable for reverse repurchase agreements^	—	28,942,150

Net cash provided by (used in) financing activities	(321,759,144)	135,835,486

Net increase (decrease) in cash	—	(1,620,000)
Cash and cash equivalents, beginning of period	—	1,620,000

Cash and cash equivalents, end of period	$—	$—

Supplemental disclosure of cash flow information:
Reinvestmentof dividends and distributions	$—	$99,379,818
^ Cash paid during the period for interest related to reverse repurchase agreements and/or cleared swaps, if any.	$36	$100

62	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares												Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010(a)				2014		2013		2012		2011		2010(b)
Net asset value, beginning of period	$24.57		$24.43		$24.60		$25.01		$26.13		$25.15		$24.60		$24.46		$24.61		$25.01		$26.13		$25.00

Income (loss) from investment operations:
Net investment income (loss)†(c)	0.30		0.00	(d)	(0.02)		0.32		0.51		0.92		0.30		0.03		0.01		0.56		0.64		0.80
Net realized and unrealized gain (loss)	0.46		0.17		0.12		0.78		0.64		0.85		0.47		0.16		0.11		0.57		0.54		1.15

Total from investment operations	0.76		0.17		0.10		1.10		1.15		1.77		0.77		0.19		0.12		1.13		1.18		1.95

Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.01)		(0.51)		(0.50)		(0.60)		(0.01)		(0.05)		(0.01)		(0.53)		(0.53)		(0.63)
From net realized gains	—		—		(0.26)		(1.00)		(1.77)		(0.19)		—		—		(0.26)		(1.00)		(1.77)		(0.19)

Total distributions	(0.01)		(0.03)		(0.27)		(1.51)		(2.27)		(0.79)		(0.01)		(0.05)		(0.27)		(1.53)		(2.30)		(0.82)

Net asset value, end of period	$25.32		$24.57		$24.43		$24.60		$25.01		$26.13		$25.36		$24.60		$24.46		$24.61		$25.01		$26.13

Total Return(e)	3.08	%**	0.72%		0.42%		4.49%		4.51%		7.07	%**	3.14	%**	0.79%		0.52%		4.61%		4.60%		7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$248,335		$260,775		$91,186		$56,692		$48,676		$40,225		$4,248,610		$2,849,433		$88,029		$116,591		$489,202		$859,763
Net operating expenses to average daily net assets	0.40	%*(g)	0.40	%(f)(g)	0.40	%(g)	0.40	%(f)(g)	0.41	%(f)(g)	0.40	%(f)*	0.31	%(g)*	0.31	%(f)(g)	0.31	%(g)	0.31	%(f)(g)	0.31	%(f)(g)	0.31	%(f)*
Interest expense to average daily net assets(h)	0.00	%(i)*	0.00	%(i)	—		0.01%		0.03%		0.03	%*	0.00	%(i)*	0.00	%(i)	—		0.01%		0.03%		0.03	%*
Total net expenses to average daily net assets	0.40	%*	0.40%		0.40%		0.41%		0.44%		0.43	%*	0.31	%*	0.31%		0.31%		0.32%		0.34%		0.34	%*
Net investment income (loss) to average daily net assets	2.41	%*	0.01%		(0.08)%		1.31%		1.94%		3.86	%*	2.34	%*	0.13%		0.02%		2.25%		2.43%		3.24	%*
Portfolio turnover rate	23	%**	32%		233%		319%		315%		116	%(j)**	23	%**	32%		233%		319%		315%		116	%(j)**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.02%		0.08%		0.06%		0.04%		0.04	%*	0.02	%*	0.02%		0.07%		0.04%		0.04%		0.04	%*

(a)	Period from March 27, 2009 (commencement of operations) through February 28, 2010.
(b)	Period from March 18, 2009 (commencement of operations) through February 28, 2010.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	Net investment income (loss) was less than $0.01 per share.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(h)	Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(i)	Ratio is less than 0.01%.
(j)	Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$7.45		$7.41		$7.13		$7.26		$7.02		$6.08		$7.47		$7.43		$7.14		$7.27		$7.03		$6.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.07		0.07		0.13		0.11		0.05		0.04		0.07		0.08		0.13		0.11		0.12
Net realized and unrealized gain (loss)	0.29		0.08		0.54		0.56		0.65		1.51		0.28		0.09		0.54		0.56		0.65		1.45

Total from investment operations	0.32		0.15		0.61		0.69		0.76		1.56		0.32		0.16		0.62		0.69		0.76		1.57

Less distributions to shareholders:
From net investment income	(0.08)		(0.11)		(0.33)		(0.82)		(0.52)		(0.62)		(0.08)		(0.12)		(0.33)		(0.82)		(0.52)		(0.63)

Total distributions	(0.08)		(0.11)		(0.33)		(0.82)		(0.52)		(0.62)		(0.08)		(0.12)		(0.33)		(0.82)		(0.52)		(0.63)

Net asset value, end of period	$7.69		$7.45		$7.41		$7.13		$7.26		$7.02		$7.71		$7.47		$7.43		$7.14		$7.27		$7.03

Total Return(b)	4.29	%**	2.15%		8.67%		9.88%		10.93%		26.84%		4.34	%**	2.15%		8.85%		9.90%		10.97%		26.87%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,206		$48,632		$48,831		$46,924		$47,773		$55,839		$186,543		$191,571		$190,527		$188,675		$183,333		$276,850
Net operating expenses to average daily net assets(c)	0.37	%*	0.38%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.32	%*	0.33%		0.33	%(d)	0.34	%(d)	0.34	%(d)	0.33	%(d)
Interest expense to average daily net assets	0.00	%*(e)(f)	0.00	%(e)(f)	—		—		—		0.02	%(f)	0.00	%*(e)(f)	0.00	%(e)(f)	—		—		—		0.02	%(f)
Total net expenses to average daily net assets(c)	0.37	%*	0.38%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.40	%(d)	0.32	%*	0.33%		0.33	%(d)	0.34	%(d)	0.34	%(d)	0.35	%(d)
Net investment income (loss) to average daily net assets	0.91	%*	0.95%		1.02%		1.74%		1.48%		0.77%		0.96	%*	0.99%		1.07%		1.75%		1.48%		1.78%
Portfolio turnover rate	43	%**	87%		135%		72%		46%		58%		43	%**	87%		135%		72%		46%		58%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(h)	0.13	%*	0.12%		0.13%		0.12%		0.11%		0.09%		0.13	%*	0.12%		0.13%		0.12%		0.11%		0.09%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		—		—		$0.00	(g)	—		—		—		—		—		$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Ratio is less than 0.01%.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Redemption fees were less than $0.01 per share.
(h)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013	2012		2011		2010
Net asset value, beginning of period	$8.90		$8.76		$8.35	$8.18		$7.98		$7.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.12		0.14	0.13		0.12		0.09
Net realized and unrealized gain (loss)	0.64		0.14		0.64	0.71		0.47		1.39

Total from investment operations	0.69		0.26		0.78	0.84		0.59		1.48

Less distributions to shareholders:
From net investment income	—		(0.11)		(0.37)	(0.41)		(0.39)		(0.42)
Return of capital	—		(0.01)		—	(0.26)		—		(0.08)

Total distributions	—		(0.12)		(0.37)	(0.67)		(0.39)		(0.50)

Net asset value, end of period	$9.59		$8.90		$8.76	$8.35		$8.18		$7.98

Total Return(b)	7.75	%**	3.04%		9.43%	10.48%		7.35%		22.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,342		$71,837		$69,527	$72,021		$70,799		$137,301
Net operating expenses to average daily net assets(c)	0.35	%*	0.39%		0.40%	0.39	%(d)	0.39	%(d)	0.39	%(d)
Interest expense to average daily net assets	0.00	%*(e)(f)	0.00	%(e)(f)	—	—		—		—
Total net expenses to average daily net assets(c)	0.35	%*	0.39%		0.40%	0.39	%(d)	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets	1.16	%*	1.41%		1.61%	1.58%		1.43%		1.19%
Portfolio turnover rate	22	%**	13%		34%	52%		51%		31%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(g)	0.25	%*	0.24%		0.27%	0.25%		0.17%		0.12%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—	—		—		$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEBT OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)(a)		Year Ended February 28/29,				Period from October 3, 2011 (commencement of operations) through February 29, 2012(a)
			2014(a)(b)		2013(a)
Net asset value, beginning of period	$24.22		$24.22		$22.54		$22.33

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.28		0.84		1.05		0.42
Net realized and unrealized gain (loss)	0.45		0.14		1.54		0.14

Total from investment operations	0.73		0.98		2.59		0.56

From net investment income	—		(0.56)		(0.35)		(0.21)
From net realized gains	—		(0.42)		(0.56)		(0.14)

Total distributions	—		(0.98)		(0.91)		(0.35)

Net asset value, end of period	$24.95		$24.22		$24.22		$22.54

Total Return(d)	3.01	%**	4.27%		11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,843,482		$2,111,080		$812,020		$204,043
Net expenses to average daily net assets(e)	0.31	%*	0.31	%(f)	0.31	%(f)	0.31	%*
Interest expense to average daily net assets	0.00	%(g)(h)*	—		—		—
Total net expenses to average daily net assets(f)	0.31	%*	0.31	%(f)	0.31	%(f)	0.31	%*
Net investment income (loss) to average daily net assets	2.22	%*	3.51%		4.36%		4.59	%*
Portfolio turnover rate	22	%**	30%		39%		23	%(i)**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.02%		0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.01		$0.02		$0.00	(j)
(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning the combined entity adopted the historical financial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	Ratio is less than 0.01%.
(i)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.77		$10.34		$9.59		$9.10		$8.47		$5.85		$9.76		$10.33		$9.58		$9.09		$8.47		$5.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.60		0.77		0.84		1.03	(b)	0.52		0.28		0.60		0.79		0.84		1.05	(b)	0.53
Net realized and unrealized gain (loss)	0.80		(0.59)		0.82		0.58		0.81		2.70		0.80		(0.58)		0.81		0.59		0.78		2.69

Total from investment operations	1.08		0.01		1.59		1.42		1.84		3.22		1.08		0.02		1.60		1.43		1.83		3.22

Less distributions to shareholders:
From net investment income	(0.37)		(0.58)		(0.84)		(0.93)		(1.21)		(0.60)		(0.37)		(0.59)		(0.85)		(0.94)		(1.21)		(0.60)

Total distributions	(0.37)		(0.58)		(0.84)		(0.93)		(1.21)		(0.60)		(0.37)		(0.59)		(0.85)		(0.94)		(1.21)		(0.60)

Net asset value, end of period	$10.48		$9.77		$10.34		$9.59		$9.10		$8.47		$10.47		$9.76		$10.33		$9.58		$9.09		$8.47

Total Return(c)	11.03	%**	0.27%		17.04%		16.62%		22.23%		55.95%		11.06	%**	0.33%		17.14%		16.69%		22.19%		56.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$790,105		$582,639		$427,339		$679,533		$564,570		$602,065		$2,700,516		$2,465,331		$1,908,041		$1,117,850		$1,122,409		$1,287,496
Net operating expenses to average daily net assets(d)	0.54	%*	0.56	%(e)	0.60	%(e)	0.64	%(e)	0.59	%(e)	0.58	%(e)	0.49	%*	0.51	%(e)	0.55	%(e)	0.59	%(e)	0.54	%(e)	0.53	%(e)
Interest expense to average daily net assets	—		—		0.02	%(f)	0.08	%(f)	0.08	%(g)	0.11	%(g)	—		—		0.02	%(f)	0.08	%(f)	0.07	%(g)	0.11	%(g)
Total net expenses to average daily net assets(d)	0.54	%*	0.56	%(e)	0.62	%(e)(f)	0.72	%(e)(f)	0.67	%(e)(g)	0.69	%(e)(g)	0.49	%*	0.51	%(e)	0.57	%(e)(f)	0.67	%(e)(f)	0.61	%(e)(g)	0.64	%(e)(g)
Net investment income (loss) to average daily net assets	5.38	%*	5.99%		7.75%		8.90%		11.09	%(h)	6.98%		5.46	%*	6.02%		7.84%		8.95%		11.37	%(h)	7.03%
Portfolio turnover rate	7	%**	27%		36%		29%		21%		36%		7	%**	27%		36%		29%		21%		36%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(j)	0.00	%*(i)	—		0.00	%(i)	—		—		—		0.00	%(i)*	—		0.00	%(i)	—		—		—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.03		$0.01		$0.02		$0.05		$0.01		$0.02		$0.03		$0.01		$0.02		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Includes income per share of $0.40 and $0.41, respectively, as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63 and $0.64, respectively.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swaps, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(h)	Includes income of 4.33% and 4.43%, respectively, of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76% and 6.94%, respectively.
(i)	Ratio is less than 0.01%.
(j)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$8.61		$8.37		$8.11		$7.91		$7.58		$6.33

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.08		0.11		0.11		0.12		0.10
Net realized and unrealized gain (loss)	0.26		0.18		0.27		0.55		0.82		1.66

Total from investment operations	0.29		0.26		0.38		0.66		0.94		1.76

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)		(0.12)		(0.46)		(0.61)		(0.51)

Total distributions	(0.01)		(0.02)		(0.12)		(0.46)		(0.61)		(0.51)

Net asset value, end of period	$8.89		$8.61		$8.37		$8.11		$7.91		$7.58

Total Return(b)	3.37	%**	3.13%		4.72%		8.57%		12.84%		28.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,019		$141,269		$165,337		$163,213		$209,891		$213,875
Net operating expenses to average daily net assets(c)	0.34	%*	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)	0.38	%(d)
Interest expense to average daily net assets	0.00	%*(e)(f)	0.00	%(e)(f)	—		—		0.01	%(e)	0.00	%(e)(f)
Total net expenses to average daily net assets(c)	0.34	%*	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)
Net investment income (loss) to average daily net assets	0.76	%*	0.99%		1.29%		1.39%		1.50%		1.37%
Portfolio turnover rate	36	%**	24%		42%		38%		45%		31%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(g)	0.15	%*	0.09%		0.10%		0.09%		0.07%		0.04%
Redemption fees consisted of the following per share amounts:†	—		—		—		—		—		$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL BOND FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$7.27		$6.84		$6.79		$7.11		$6.59		$6.17

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.06		0.08		0.10		0.10		0.09
Net realized and unrealized gain (loss)	0.18		0.37		0.13		0.33		0.77		1.65

Total from investment operations	0.21		0.43		0.21		0.43		0.87		1.74

Less distributions to shareholders:
From net investment income	—		—		(0.16)		(0.75)		(0.35)		(1.32)

Total distributions	—		—		(0.16)		(0.75)		(0.35)		(1.32)

Net asset value, end of period	$7.48		$7.27		$6.84		$6.79		$7.11		$6.59

Total Return(b)	2.89	%**	6.29%		3.21%		6.37%		13.36%		29.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,482		$60,809		$70,949		$69,945		$108,684		$209,150
Net operating expenses to average daily net assets(c)	0.34	%*	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.39	%(d)	0.38	%(d)
Interest expense to average daily net assets(e)	0.00	%*(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(c)	0.34	%*	0.39	%(d)(f)	0.40	%(d)(f)	0.39	%(d)(f)	0.39	%(d)	0.38	%(d)(f)
Net investment income (loss) to average daily net assets	0.79	%*	0.90%		1.18%		1.39%		1.45%		1.32%
Portfolio turnover rate	33	%**	18%		21%		43%		46%		29%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(h)	0.34	%*	0.27%		0.28%		0.24%		0.16%		0.12%
Redemption fees consisted of the following per share amounts (Note 2):†	—		—		—		—		—		$0.00	(g)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Redemption fees were less than $0.01 per share.
(h)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010(a)
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.02		0.03		0.01		0.03		0.04
Net realized and unrealized gain (loss)	0.00	(b)	0.01		(0.00	)(b)	0.01		0.00	(b)	0.02

Total from investment operations	0.01		0.03		0.03		0.02		0.03		0.06

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)		(0.03)		(0.01)		(0.03)		(0.05)
From net realized gains	(0.00	)(c)	(0.01)		—		(0.01)		(0.00	)(c)	(0.01)

Total distributions	(0.01)		(0.03)		(0.03)		(0.02)		(0.03)		(0.06)

Net asset value, end of period	$25.00		$25.00		$25.00		$25.00		$25.00		$25.00

Total Return(d)	0.03	%**	0.11%		0.11%		0.07%		0.15%		0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,013,451		$1,909,864		$2,912,203		$2,056,342		$1,814,553		$546,076
Net expenses to average daily net assets	0.00	%(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00	%(e)(f)	0.00%		0.00	%*
Net investment income (loss) to average daily net assets	0.05	%*	0.08%		0.10%		0.04%		0.13%		0.18	%*
Portfolio turnover rate(g)	0	%**	0%		0%		0%		0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.10	%*	0.10%		0.10%		0.10%		0.11%		0.12	%*
(a)	Period from March 17, 2009 (commencement of operations) through February 28, 2010.
(b)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(c)	Distributions from net realized gains were less than $0.01 per share.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distribution. Without the waivers, total returns would have been 0.03%, 0.03%, (0.01%), 0.07% and 0.17%, respectively for the fiscal year and/or period ended February 28, 2014, February 28, 2013, February 29, 2012, February 28, 2011 and February 28, 2010.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratio is less than 0.01%.
(g)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITY OVERLAY FUND

	Core Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$26.84		$25.68		$24.00		$22.68		$21.30		$18.35

Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.13		0.32		0.37		0.37		0.39
Net realized and unrealized gain (loss)	(0.41	)(a)	1.03		1.36		0.95		1.01		4.24

Total from investment operations	(0.31)		1.16		1.68		1.32		1.38		4.63

Less Partnership Fund distributions to shareholders:	—		—		—		—		—		(1.68)

Total distributions	—		—		—		—		—		(1.68)

Net asset value, end of period	$26.53		$26.84		$25.68		$24.00		$22.68		$21.30

Total Return(b)	(1.15	)%**	4.52%		7.00%		5.82%		6.48%		27.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$198,421		$562,337		$691,486		$855,176		$850,192		$925,796
Net operating expenses to average daily net assets(c)	0.00	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest expense to average daily net assets	0.07	%*(f)	0.05	%(f)	0.04	%(f)	0.03	%(f)	0.03	%(e)	0.05	%(e)
Total net expenses to average daily net assets	0.07	%*	0.05	%(d)	0.04	%(d)	0.03	%(d)	0.03	%(d)	0.05	%(d)
Net investment income (loss) to average daily net assets	0.71	%*	0.51%		1.30%		1.59%		1.69%		1.98%
Portfolio turnover rate	16	**	80%		8%		46%		36%		55%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.06	%*	0.04%		0.04%		0.04%		0.04%		0.04%
Redemption fees consisted of the following per share amounts:†	—		—		—		—		—		$0.00	(g)
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Ratio is less than 0.01%.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	There were no redemption fees during the period.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Notes to Financial Statements

August 31, 2014 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, Global Bond Fund, International Bond Fund, U.S. Treasury Fund, and World Opportunity Overlay Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Funds have invested a substantial portion of their assets in Debt Opportunities Fund and also may invest in Emerging Country Debt Fund, World Opportunity Overlay Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of August 31, 2014, shares of World Opportunity Overlay Fund were not publicly offered for sale.

The following table provides information about the Funds’ investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	Total return in excess of benchmark
Debt Opportunities Fund	Not Applicable	Positive total return
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Global Bond Fund	J.P. Morgan GBI Global	Total return in excess of benchmark
International Bond Fund	J.P. Morgan GBI Global ex U.S.	Total return in excess of benchmark
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective
World Opportunity Overlay Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return greater than benchmark

Asset Allocation Bond Fund, U.S. Treasury Fund and World Opportunity Overlay Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by the GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily confirm the security price used by the Funds and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market fixed income securities with a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value, if the issuer is deemed to represent minimal credit risk.

72

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2014, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2014 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Single source: No alternative pricing source was available
Asset Allocation Bond Fund	—	—
Core Plus Bond Fund	< 1%	1%
Currency Hedged International Bond Fund	< 1%	1%
Debt Opportunities Fund	1%	2%
Emerging Country Debt Fund	2%	3%
Global Bond Fund	< 1%	1%
International Bond Fund	< 1%	1%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	—	2%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

73

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2014, certain Funds directly held material Level 3 investments in asset-backed securities (Debt Opportunities Fund and World Opportunity Overlay Fund) and foreign government debt obligations (Emerging Country Debt Fund). Each Fund values these investments using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) as described in the “Portfolio Valuation” section above. Other than as described in this paragraph, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than sixty days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of sixty days or less valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; and certain restricted securities valued at the most recent available market or quoted price.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$1,315,511,975	$—	$1,315,511,975

TOTAL DEBT OBLIGATIONS	—	1,315,511,975	—	1,315,511,975

Mutual Funds	131,158,549	—	—	131,158,549

Options Purchased	—	9,882,828	—	9,882,828
Short-Term Investments	2,962,809,207	—	—	2,962,809,207

Total Investments	3,093,967,756	1,325,394,803	—	4,419,362,559

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	16,588,308	—	16,588,308
Futures Contracts
Interest Rate Risk	6,304,134	—	—	6,304,134
Swap Contracts
Interest Rate Risk	—	33,034,615	—	33,034,615

Total	$3,100,271,890	$1,375,017,726	$—	$4,475,289,616

74

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund (continued)
Liability Valuation Inputs
Short Debt Obligations
U.S. Government Agency	$—	$(1,199,884,156)	$—	$(1,199,884,156)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	(567,884)	—	(567,884)
Futures Contracts
Interest Rate Risk	(9,808,759)	—	—	(9,808,759)
Swap Contracts
Interest Rate Risk	—	(57,389,899)	—	(57,389,899)

Total	$(9,808,759)	$(1,257,841,939)	$—	$(1,267,650,698)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$1,133,996	$1,133,996
Corporate Debt	—	4,997,250	—	4,997,250
Foreign Government Obligations	—	9,539,860	—	9,539,860
U.S. Government	92,821,120	47,956,031	—	140,777,151
U.S. Government Agency	—	14,929,688	—	14,929,688

TOTAL DEBT OBLIGATIONS	92,821,120	77,422,829	1,133,996	171,377,945

Mutual Funds	75,102,766	—	—	75,102,766

Options Purchased	—	246,053	—	246,053
Short-Term Investments	1,962,498	—	—	1,962,498

Total Investments	169,886,384	77,668,882	1,133,996	248,689,262

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	774,690	—	774,690
Futures Contracts
Interest Rate Risk	5,966	—	—	5,966
Swap Contracts
Credit Risk	—	241,267	—	241,267
Interest Rate Risk	—	975,952	—	975,952

Total	$169,892,350	$79,660,791	$1,133,996	$250,687,137

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(35,431)	$—	$(35,431)
Futures Contracts
Interest Rate Risk	(597,937)	—	—	(597,937)
Swap Contracts
Credit Risk	—	(530,246)	—	(530,246)
Interest Rate Risk	—	(654,953)	—	(654,953)

Total	$(597,937)	$(1,220,630)	$—	$(1,818,567)

75

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$16,136,386	$—	$16,136,386
Foreign Government Obligations	—	21,134,883	—	21,134,883

TOTAL DEBT OBLIGATIONS	—	37,271,269	—	37,271,269

Mutual Funds	37,542,750	—	—	37,542,750

Options Purchased	—	73,843	—	73,843
Short-Term Investments	1,162,590	99,994	—	1,262,584

Total Investments	38,705,340	37,445,106	—	76,150,446

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	450,251	—	450,251
Futures Contracts
Interest Rate Risk	396,571	—	—	396,571
Swap Contracts
Interest Rate Risk	—	310,472	—	310,472

Total	$39,101,911	$38,205,829	$—	$77,307,740

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(10,500)	$—	$(10,500)
Futures Contracts
Interest Rate Risk	(248,368)	—	—	(248,368)
Swap Contracts
Interest Rate Risk	—	(197,850)	—	(197,850)

Total	$(248,368)	$(208,350)	$—	$(456,718)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$62,371,220	$1,675,392,287	$1,737,763,507
U.S. Government Agency	—	—	25,647,798	25,647,798

TOTAL DEBT OBLIGATIONS	—	62,371,220	1,701,040,085	1,763,411,305

Mutual Funds	29,031,828	—	—	29,031,828
Short-Term Investments	10,876,709	37,998,480	—	48,875,189

Total Investments	39,908,537	100,369,700	1,701,040,085	1,841,318,322

Derivatives*
Swap Contracts
Interest Rate Risk	—	120,526	—	120,526

Total	$39,908,537	$100,490,226	$1,701,040,085	$1,841,438,848

Liability Valuation Inputs
Derivatives*
Futures Contracts
Interest Rate Risk	$(291,995)	$—	$—	$(291,995)

76

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,064,305	$76,749,716	$77,814,021
Corporate Debt	—	—	21,250,000	21,250,000
Foreign Government Agency	—	869,789,392	76,338,318	946,127,710
Foreign Government Obligations	—	1,901,813,436	138,606,080	2,040,419,516
Judgments	—	—	42,488,000	42,488,000
U.S. Government	—	73,824,434	—	73,824,434

TOTAL DEBT OBLIGATIONS	—	2,846,491,567	355,432,114	3,201,923,681

Loan Assignments	—	—	9,021,473	9,021,473
Loan Participations	—	—	80,739,627	80,739,627
Mutual Funds	110,384,888	—	—	110,384,888
Rights/Warrants	—	—	10,731,170	10,731,170

Short-Term Investments	39,632,296	69,497,888	—	109,130,184

Total Investments	150,017,184	2,915,989,455	455,924,384	3,521,931,023

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	6,017,540	—	6,017,540
Options
Credit Risk	—	—	886,481	886,481
Swap Contracts
Credit Risk	—	64,414,913	—	64,414,913

Total	$150,017,184	$2,986,421,908	$456,810,865	$3,593,249,957

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(449,285)	$—	$(449,285)
Options
Credit Risk	—	—	(950,279)	(950,279)
Swap Contracts
Credit Risk	—	(94,398,032)	(16,800,000)	(111,198,032)
Interest Rate Risk	—	(1,600,789)	—	(1,600,789)

Total	$—	$(96,448,106)	$(17,750,279)	$(114,198,385)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$6,342,722	$—	$6,342,722
U.S. Government	—	18,349,032	—	18,349,032

TOTAL DEBT OBLIGATIONS	—	24,691,754	—	24,691,754

Mutual Funds	21,075,938	—	—	21,075,938
Options Purchased	—	102,977	—	102,977
Short-Term Investments	2,149,242	—	—	2,149,242

Total Investments	23,225,180	24,794,731	—	48,019,911

77

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$104,042	$—	$104,042
Futures Contracts
Interest Rate Risk	165,224	—	—	165,224
Swap Contracts
Interest Rate Risk	—	270,921	—	270,921

Total	$23,390,404	$25,169,694	$—	$48,560,098

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(348,203)	$—	$(348,203)
Futures Contracts
Interest Rate Risk	(31,961)	—	—	(31,961)
Swap Contracts
Interest Rate Risk	—	(122,187)	—	(122,187)

Total	$(31,961)	$(470,390)	$—	$(502,351)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$17,239,857	$—	$17,239,857
U.S. Government	—	8,930,395	—	8,930,395

TOTAL DEBT OBLIGATIONS	—	26,170,252	—	26,170,252

Mutual Funds	19,562,604	—	—	19,562,604

Options Purchased	—	54,571	—	54,571
Short-Term Investments	1,799,233	—	—	1,799,233

Total Investments	21,361,837	26,224,823	—	47,586,660

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	63,746	—	63,746
Futures Contracts
Interest Rate Risk	233,113	—	—	233,113
Swap Contracts
Interest Rate Risk	—	190,289	—	190,289

Total	$21,594,950	$26,478,858	$—	$48,073,808

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(349,088)	$—	$(349,088)
Futures Contracts
Interest Rate Risk	(41,085)	—	—	(41,085)
Swap Contracts
Interest Rate Risk	—	(109,159)	—	(109,159)

Total	$(41,085)	$(458,247)	$—	$(499,332)

78

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$1,465,856,136	$544,655,916	$—	$2,010,512,052

Total Investments	1,465,856,136	544,655,916	—	2,010,512,052

Total	$1,465,856,136	$544,655,916	$—	$2,010,512,052

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$25,971,225	$25,971,225
U.S. Government	—	45,030,645	—	45,030,645
U.S. Government Agency	—	—	849,120	849,120

TOTAL DEBT OBLIGATIONS	—	45,030,645	26,820,345	71,850,990

Options Purchased	—	567,763	—	567,763
Short-Term Investments	23,858,222	98,994,500	—	122,852,722

Total Investments	23,858,222	144,592,908	26,820,345	195,271,475

Derivatives*
Futures Contracts
Interest Rate Risk	527,530	—	—	527,530
Swap Contracts
Interest Rate Risk	—	3,529,960	—	3,529,960

Total	$24,385,752	$148,122,868	$26,820,345	$199,328,965

Liability Valuation Inputs
Derivatives*
Futures Contracts
Interest Rate Risk	$(78,612)	$—	$—	$(78,612)
Swap Contracts
Interest Rate Risk	—	(7,017,717)	—	(7,017,717)

Total	$(78,612)	$(7,017,717)	$—	$(7,096,329)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended August 31, 2014, there were no material transfers between Level 1 and Level 2.

79

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2014		Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Core Plus Bond Fund
Debt Obligations
Asset-Backed Securities	$3,005,500		$—	$(1,973,643)		$37,069	$(689,086)	$754,156	$—		$—	$1,133,996	$55,121

Total	$3,005,500		$—	$(1,973,643	)#	$37,069	$(689,086)	$754,156	$—		$—	$1,133,996	$55,121

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$1,825,883,825		$262,574,327	$(455,431,560)		$3,448,931	$(5,104,651)	$46,250,915	$—		$(2,229,500)	$1,675,392,287	$41,064,449
U.S. Government Agency	26,905,298		—	(1,387,930)		7,086	(3,566)	126,910	—		—	25,647,798	126,791

Total	$1,852,789,123		$262,574,327	$(456,819,490	)##	$3,456,017	$(5,108,217))	$46,377,825	$—		$(2,229,500)	$1,701,040,085	$41,191,240

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$75,460,374		$—	$(6,007,579)		$263,226	$(6,851)	$7,040,546	$—		$—	$76,749,716	$7,040,546
Corporate Debt	19,550,000		—	—		(290)	—	1,700,290	—		—	21,250,000	1,700,290
Foreign Government Agency	73,204,565		—	—		542,998	—	2,590,755	—		—	76,338,318	2,590,755
Foreign Government Obligations	128,865,871		2,063,671	(1,637,363)		(2,249,769)	—	11,563,670	—		—	138,606,080	11,563,670
Judgments	26,800,000		—	—		427,014	—	15,260,986	—		—	42,488,000	15,260,986

Total Debt Obligations	323,880,810		2,063,671	(7,644,942)		(1,016,821)	(6,851)	38,156,247	—		—	355,432,114	38,156,247

Loan Assignments	9,720,318		—	(737,889)		283,605	—	(244,561)	—		—	9,021,473	(244,561)
Loan Participations	65,821,067		18,000,000	(3,475,855)		859,355	676,760	(1,141,700)	—		—	80,739,627	(1,141,700)
Rights/Warrants	11,368,449		—	—		—	—	(637,279)	—		—	10,731,170	(637,279)

Total Investments	410,790,644		20,063,671	(11,858,686	)###	126,139	669,909	36,132,707	—		—	455,924,384	36,132,707

Derivatives
Swap Contracts	0	**	—	—		—	—	—	(16,800,000	)***	—	(16,800,000)	—
Options	(1,796,608)		—	—		—	—	1,732,810	—		—	(63,798)	1,732,810

Total	$408,994,036		$20,063,671	$(11,858,686)		$126,139	$669,909	$37,865,517	$(16,800,000)		$—	$439,060,586	$37,865,517

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$119,676,759		$738	$(100,049,299)		$(577,744)	$(36,817,329)	$43,738,100	$—		$—	$25,971,225	$1,587,495
U.S. Government Agency	843,840		—	—		(1,754)	—	7,034	—		—	849,120	7,034

Total	$120,520,599		$738	$(100,049,299	)####	$(579,498)	$(36,817,329)	$43,745,134	$—		$—	$26,820,345	$1,594,529

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in derivatives that were determined to have a value of zero at February 28, 2014 or August 31, 2014.
***	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $151,111 of proceeds received from principal paydowns.
##	Includes $98,926,554 of proceeds received from principal paydowns.
###	Includes $11,568,159 of proceeds received from principal paydowns.
####	Includes $7,747,940 of proceeds received from principal paydowns.

80

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2014 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	—
Core Plus Bond Fund	8%
Currency Hedged International Bond Fund	12%
Debt Opportunities Fund	93%
Emerging Country Debt Fund	13%
Global Bond Fund	14%
International Bond Fund	16%
U.S. Treasury Fund	—
World Opportunity Overlay Fund	14%

Cash and Statement of Cash Flows

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2014, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	38,708,369	36,474,744

As of August 31, 2014, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities, Inc. with a gross value of $38,692,531 and a net value of $(2,217,787) with related collateral. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund, except World Opportunity Overlay Fund (see below), intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders.

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World Opportunity Overlay Fund (the “Partnership Fund”) has elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Fund’s activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Fund is generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes). Dividends and other income may be subject to withholding or similar taxes imposed by the country in which such dividends or other income originate.

With the exception of U.S. Treasury Fund, the policy of each RIC Fund is to declare and pay distributions of net investment income, if any, semi-annually. U.S. Treasury Fund’s policy is to declare distributions daily, to the extent net investment income is available, and pay distributions on the first business day following the end of each month in which distributions were declared. Each RIC Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically distributions are reinvested in additional shares of each RIC Fund at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because the Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by the Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in the Partnership Fund’s Statement of Changes in Net Assets as Partnership Fund distributions to shareholders.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2014, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2014, the RIC Funds listed below elected to defer to March 1, 2014 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Asset Allocation Bond Fund	(4,726,084)	(945,989)
Core Plus Bond Fund	—	—
Currency Hedged International Bond Fund	—	—
Debt Opportunities Fund	—	(569,987)
Emerging Country Debt Fund	—	(72,310,993)
Global Bond Fund	—	(30,106)
International Bond Fund	—	(11,054)
U.S. Treasury Fund	—	—

As of February 28, 2014, the RIC Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused.

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Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2014, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)						Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2015	Expiration Date 2/29/2016	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Asset Allocation Bond Fund	—	—	—	—	(6,593,369)	(247,649)	(6,841,018)	(186,406)
Core Plus Bond Fund	(2,795,728)	(33,008,915)	(74,050,257)	(17,147,333)	(138,723)	—	(127,140,956)	—
Currency Hedged International Bond Fund	—	—	(1,749,220)	(3,328,985)	—	—	(5,078,205)	(1,609,357)
Debt Opportunities Fund	(4,239,935)	(1,158,601)	(32,360,541)	(41,313,788)	(307,583)	—	(79,380,448)	(8,658,135)
Emerging Country Debt Fund	—	—	(14,758,581)	—	(66,474,254)	(8,673,151)	(89,905,986)	(924,272)
Global Bond Fund	(269,796)	—	(4,412,277)	(6,769,760)	(1,398,524)	—	(12,850,357)	—
International Bond Fund	(6,954,148)	(507,910)	(8,354,148)	(4,431,029)	(4,162,554)	—	(24,409,789)	—
U.S. Treasury Fund	—	—	—	—	—	—	—	—

As of August 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	4,422,062,840	2,128,451	(4,828,732)	(2,700,281)
Core Plus Bond Fund	260,361,344	1,947,975	(13,620,057)	(11,672,082)
Currency Hedged International Bond Fund	74,627,317	3,330,749	(1,807,620)	1,523,129
Debt Opportunities Fund	1,999,708,420	52,205,878	(210,595,976)	(158,390,098)
Emerging Country Debt Fund	3,283,002,902	339,379,253	(100,451,132)	238,928,121
Global Bond Fund	51,738,072	271,552	(3,989,713)	(3,718,161)
International Bond Fund	53,793,645	—	(6,206,985)	(6,206,985)
U.S. Treasury Fund	2,010,441,399	70,653	—	70,653
World Opportunity Overlay Fund	200,508,236	1,311,110	(6,547,871)	(5,236,761)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund

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may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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As of August 31, 2014, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Purchase Premium	—	—	—	0.40%	0.50%	—	—	—	—
Redemption Fee	—	—	—	0.40%	0.50%	—	—	—	—

Other matters

Emerging Country Debt Fund

In December 2005, Emerging County Debt Fund (“ECDF”) entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for then performing Argentina Bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. The remaining portion of ECDF’s judgment, which continues to be valued using a broker quote and adjusted by a discount for liquidity considerations, represented 1.2% of the net assets of ECDF as of August 31, 2014.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X		X
Derivatives Risk	X	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X	X	X	X		X
Currency Risk	X	X	X	X	X	X	X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X	X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed as well as the risk that investments made through underlying funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related

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factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults, to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in

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any one of these areas can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which primarily holds asset-backed securities, and for the Funds that have invested substantial portions of their assets in Debt Opportunities Fund.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

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In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments are generally considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, or emerging market securities, it is subject to increased liquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, option on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

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A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is requested by the Fund.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation

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relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and

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must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund and/or its shareholders may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

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Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong positive correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions may not be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

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A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers

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in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. If a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

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• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying Funds including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Many of the funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies within the meaning of the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions.

The Funds (other than U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

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Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2014, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Oppor- tunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk	X		X		X	X	X
Adjust exposure to foreign currencies	X	X	X		X	X	X
Futures contracts
Adjust interest rate exposure	X	X	X	X		X	X	X
Maintain the diversity and liquidity of the portfolio	X	X	X	X		X	X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X	X			X	X	X
Adjust exposure to foreign currencies	X	X	X			X	X	X
Adjust interest rate exposure	X							X
Options (Written)
Adjust currency exchange rate risk		X	X			X	X
Adjust exposure to foreign currencies		X	X			X	X
Options (Credit Linked)
Achieve exposure to a reference entity’s credit					X
Swap Contracts
Achieve exposure to a reference entity’s credit		X			X		X
Adjust exposure to certain markets		X
Adjust interest rate exposure	X	X	X	X	X	X	X	X
Provide a measure of protection against default loss		X	X		X	X	X
Rights and/or warrants
Achieve exposure to a reference commodity					X

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Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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For the period ended August 31, 2014, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Core Plus Bond Fund
Outstanding, beginning of period	3,500,000	—	$50,606	—	—	$—
Options written	5,200,000	—	16,640	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	(8,700,000)	—	(67,246)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Currency Hedged International Bond Fund
Outstanding, beginning of period	1,000,000	—	$14,459	—	—	$—
Options written	1,600,000	—	5,120	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	(2,600,000)	—	(19,579)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Global Bond Fund
Outstanding, beginning of period	2,000,000	—	$28,918	—	—	$—
Options written	3,100,000	—	9,920	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	(5,100,000)	—	(38,838)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

International Bond Fund
Outstanding, beginning of period	1,000,000	—	$14,459	—	—	$—
Options written	1,300,000	—	4,160	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	(2,300,000)	—	(18,619)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains

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or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated

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with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2014 and the Statements of Operations for the period ended August 31, 2014^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$3,448,648	$6,434,180	$—	$9,882,828
Unrealized Appreciation on Forward Currency Contracts	—	—	—	16,588,308	—	—	16,588,308
Unrealized Appreciation on Futures Contracts*	—	—	—	—	6,304,134	—	6,304,134
Unrealized Appreciation on Swap Contracts*	—	—	—	—	33,034,615	—	33,034,615

Total	$—	$—	$—	$20,036,956	$45,772,929	$—	$65,809,885

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$20,036,956	$45,772,929	$—	$65,809,885

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(567,884)	$—	$—	$(567,884)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(9,808,759)	—	(9,808,759)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(57,389,899)	—	(57,389,899)

Total	$—	$—	$—	$(567,884)	$(67,198,658)	$—	$(67,766,542)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(567,884)	$(67,198,658)	$—	$(67,766,542)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$(3,571,075)	$—	$(3,571,075)
Forward Currency Contracts	—	—	—	7,230,103	—	—	7,230,103
Futures Contracts	—	—	—	—	2,573,936	—	2,573,936
Swap Contracts	—	—	—	—	19,545,701	—	19,545,701

Total	$—	$—	$—	$7,230,103	$18,548,562	$—	$25,778,665

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$522,328	$(323,240)	$—	$199,088
Forward Currency Contracts	—	—	—	16,020,424	—	—	16,020,424
Futures Contracts	—	—	—	—	(3,504,625)	—	(3,504,625)
Swap Contracts	—	—	—	—	(12,317,525)	—	(12,317,525)

Total	$—	$—	$—	$16,542,752	$(16,145,390)	$—	$397,362

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$246,053	$—	$—	$246,053
Unrealized Appreciation on Forward Currency Contracts	—	—	—	774,690	—	—	774,690
Unrealized Appreciation on Futures Contracts*	—	—	—	—	5,966	—	5,966
Unrealized Appreciation on Swap Contracts*	241,267	—	—	—	975,952	—	1,217,219

Total	$241,267	$—	$—	$1,020,743	$981,918	$—	$2,243,928

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$241,267	$—	$—	$1,020,743	$981,918	$—	$2,243,928

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(35,431)	$—	$—	$(35,431)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(597,937)	—	(597,937)
Unrealized Depreciation on Swap Contracts*	(530,246)	—	—	—	(654,953)	—	(1,185,199)

Total	$(530,246)	$—	$—	$(35,431)	$(1,252,890)	$—	$(1,818,567)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(530,246)	$—	$—	$(35,431)	$(1,252,890)	$—	$(1,818,567)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$(263,326)	$—	$—	(263,326)
Forward Currency Contracts	—	—	—	2,359,818	—	—	2,359,818
Futures Contracts	—	—	—	—	(1,206,525)	—	(1,206,525)
Written Options	—	—	—	67,246	—	—	67,246
Swap Contracts	(75,833)	—	—	—	3,745,909	—	3,670,076

Total	$(75,833)	$—	$—	$2,163,738	$2,539,384	$—	$4,627,289

Change in Net Unrealized Appreciation (Depreciation):
Investments (purchased options)	$—	$—	$—	$243,466	$—	$—	$243,466
Forward Currency Contracts	—	—		390,225	—	—	390,225
Futures Contracts	—	—	—	—	(13,659)	—	(13,659)
Written Options	—	—	—	(48,402)	—	—	(48,402)
Swap Contracts	420,043	—	—	—	267,688	—	687,731

Total	$420,043	$—	$—	$585,289	$254,029	$—	$1,259,361

Currency Hedged International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$73,843	$—	$—	$73,843
Unrealized Appreciation on Forward Currency Contracts	—	—	—	450,251	—	—	450,251
Unrealized Appreciation on Futures Contracts*	—	—	—	—	396,571	—	396,571
Unrealized Appreciation on Swap Contracts*	—	—	—	—	310,472	—	310,472

Total	$—	$—	$—	$524,094	$707,043	$—	$1,231,137

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$524,094	$704,043	$—	$1,231,137

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund (continued)
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(10,500)	$—	$—	$(10,500)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(248,368)	—	(248,368)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(197,850)	—	(197,850)

Total	$—	$—	$—	$(10,500)	$(446,218)	$—	$(456,718)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(10,500)	$(446,218)	$—	$(456,718)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$(76,895)	$—	$—	$(76,895)
Forward Currency Contracts	—	—	—	1,146,055	—	—	1,146,055
Futures Contracts	—	—	—	—	1,008,393	—	1,008,393
Written Options	—	—	—	19,579	—	—	19,579
Swap Contracts	—	—	—	—	196,050	—	196,050

Total	$—	$—	$—	$1,088,739	$1,204,443	$—	$2,293,182

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$71,167	$—	$—	$71,167
Forward Currency Contracts	—	—	—	370,305	—	—	370,305
Futures Contracts	—	—	—	—	43,631	—	43,631
Written Options	—	—	—	(13,829)	—	—	(13,829)
Swap Contracts	57,081	—	—	—	116,759	—	173,840

Total	$57,081	$—	$—	$427,643	$160,390	$—	$645,114

Debt Opportunities Fund
Asset:
Unrealized Appreciation on Swap Contracts*	$—	$—	$—	$—	$120,526	$—	$120,526

Total	$—	$—	$—	$—	$120,526	$—	$120,526

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$120,526	$—	$120,526

Liability:
Unrealized Depreciation on Futures Contracts*	$—	$—	$—	$—	$(291,995)	$—	$(291,995)

Total	$—	$—	$—	$—	$(291,995)	$—	$(291,995)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$(291,995)	$—	$(291,995)

Net Realized Gain (Loss) on:
Futures Contracts	$—	$—	$—	$—	$(1,183,006)	$—	$(1,183,006)
Swap Contracts	—	—	—	—	(337,506)	—	(337,506)

Total	$—	$—	$—	$—	$(1,520,512)	$—	$(1,520,512)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$—	$—	$—	$104,763	$—	$104,763
Swap Contracts	—	—	—	—	109,825	—	109,825

Total	$—	$—	$—	$—	$214,588	$—	$214,588

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$10,731,170	$10,731,170
Unrealized Appreciation on Forward Currency Contracts	—	—	—	6,017,540	—	—	6,017,540
Unrealized Appreciation on Swap Contracts*	64,414,913	—	—	—	—	—	64,414,913
Options	886,481	—	—	—	—	—	886,481

Total	$65,301,394	$—	$—	$6,017,540	$—	$10,731,170	$82,050,104

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$10,731,170	$10,731,170

Total subject to Master Agreements	$65,301,394	$—	$—	$6,017,540	$—	$—	$71,318,934

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(449,285)	$—	$—	$(449,285)
Unrealized Depreciation on Swap Contracts*	(111,198,032)	—	—	—	(1,600,789)	—	(112,798,821)
Options	(950,279)	—	—	—	—	—	(950,279)

Total	$(112,148,311)	$—	$—	$(449,285)	$(1,600,789)	$—	$(114,198,385)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(112,148,311)	$—	$—	$(449,285)	$(1,600,789)	$—	$(114,198,385)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$5,831,770	$—	$—	$5,831,770
Swap Contracts	3,647,667	—	—	—	(91,257)	—	3,556,410
Options	363,747	—	—	—	—	—	363,747

Total	$4,011,414	$—	$—	$5,831,770	$(91,257)	$—	$9,751,927

Change in Net Unrealized Apprecation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$—	$—	$(637,279)	$(637,279)
Forward Currency Contracts	—	—	—	8,463,517	—	—	8,463,517
Swap Contracts	(18,264,504)	—	—	—	(1,600,789)	—	(19,865,293)
Options	2,092,559	—	—	—	—	—	2,092,559

Total	$(16,171,945)	$—	$—	$8,463,517	$(1,600,789)	$(637,279)	$(9,946,496)

Global Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$102,977	$—	$—	$102,977
Unrealized Appreciation on Forward Currency Contracts	—	—	—	104,042	—	—	104,042
Unrealized Appreciation on Futures Contracts*	—	—	—	—	165,224	—	165,224
Unrealized Appreciation on Swap Contracts*	—	—	—	—	270,921	—	270,921

Total	$—	$—	$—	$207,019	$436,145	$—	$643,164

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$207,019	$436,145	$—	$643,164

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(348,203)	$—	$—	$(348,203)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(31,961)	—	(31,961)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(122,187)	—	(122,187)

Total	$—	$—	$—	$(348,203)	$(154,148)	$—	$(502,351)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(348,203)	$(154,148)	$—	$(502,351)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Global Bond Fund (continued)
Net Realized Gain (Loss):
Investments (purchased options)	$—	$—	$—	$(153,108)	$—	$—	$(153,108)
Forward Currency Contracts	—	—	—	1,105,881	—	—	1,105,881
Futures Contracts	—	—	—	—	1,041,810	—	1,041,810
Written Options	—	—	—	38,838	—	—	38,838
Swap Contracts	(90,242)	—	—	—	328,430	—	238,188

Total	$(90,242)	$—	$—	$991,611	$1,370,240	$—	$2,271,609

Change in Net Unrealized Appreciation (Depreciation):
Investments (purchased options)	$—	$—	$—	$139,776	$—	$—	$139,776
Forward Currency Contracts	—	—	—	(875,366)	—	—	(875,366)
Futures Contracts	—	—	—	—	(107,444)	—	(107,444)
Written Options	—	—	—	(27,659)	—	—	(27,659)
Swap Contracts	85,621	—	—	—	153,855	—	239,476

Total	$85,621	$—	$—	$(763,249)	$46,411	$—	$(631,217)

International Bond Fund
Asset:
Investments (purchased options)	$—	$—	$—	$54,571	$—	$—	$54,571
Unrealized Appreciation on Forward Currency Contracts	—	—	—	63,746	—	—	63,746
Unrealized Appreciation on Futures Contracts*	—	—	—	—	233,113	—	233,113
Unrealized Appreciation on Swap Contracts*	—	—	—	—	190,289	—	190,289

Total	$—	$—	$—	$118,317	$423,402	$—	$541,719

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$118,317	$423,402	$—	$541,719

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(349,088)	$—	$—	$(349,088)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(41,085)	—	(41,085)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(109,159)	—	(109,159)

Total	$—	$—	$—	$(349,088)	$(150,244)	$—	$(499,332)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$(349,088)	$(150,244)	$—	$(499,332)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$(72,795)	$—	$—	$(72,795)
Forward Currency Contracts	—	—	—	284,320	—	—	284,320
Futures Contracts	—	—	—	—	805,914	—	805,914
Written Options	—	—	—	18,619	—	—	18,619
Swap Contracts	—	—	—	—	374,428	—	374,428

Total	$—	$—	$—	$230,144	$1,180,342	$—	$1,410,486

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$66,598	$—	$—	$66,598
Forward Currency Contracts	—	—	—	(695,719)	—	—	$(695,719)
Futures Contracts	—	—	—	—	29,114	—	$29,114
Written options	—	—	—	(13,829)	—	—	$(13,829)
Swap Contracts	(39,067)	—	—	—	86,626	—	$47,559

Total	$(39,067)	$—	$—	$(642,950)	$115,740	$—	$(566,277)

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total

World Opportunity Overlay Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$—	$567,763	$—	$567,763
Unrealized Appreciation on Futures Contracts*	—	—	—	—	527,530	—	527,530
Unrealized Appreciation on Swap Contracts*	—	—	—	—	3,529,960	—	3,529,960

Total	$—	$—	$—	$—	$4,625,253	$—	$4,625,253

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$4,625,253	$—	$4,625,253

Liability:
Unrealized Depreciation on Futures Contracts*	$—	$—	$—	$—	$(78,612)	$—	$(78,612)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(7,017,717)	—	(7,017,717)

Total	$—	$—	$—	$—	$(7,096,329)	$—	$(7,096,329)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$(7,096,329)	$—	$(7,096,329)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$(8,822,098)	$—	$(8,822,098)
Futures Contracts	—	—	—	—	131,259	—	131,259
Swap Contracts	—	—	—	—	(9,569,867)	—	(9,569,867)

Total	$—	$—	$—	$—	$(18,260,706)	$—	$(18,260,706)

Change in Net Unrealized Appreciation (Depreciation):
Investments (purchased options)	$—	$—	$—	$—	$6,844,067	$—	$6,844,067
Future Contracts	—	—	—	—	448,918	—	448,918
Swap Contracts	—	—	—	—	814,317	—	814,317

Total	$—	$—	$—	$—	$8,107,302	$—	$8,107,302

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statements of Assets and Liabilities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. If termination events were triggered by a Fund on August 31, 2014, that Fund may be required to potentially settle positions at the amounts noted in the Schedule of Investments. For more information about other uncertainties and risks, see “Investment and other risks” above.

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For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2014, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$687,245	$—	$—	$687,245
Barclays Bank plc	3,332,600	(2,131,761)	(145,359)	1,055,480
Citibank N.A.	5,808,654	(5,770,000)	—	38,654
Deutsche Bank AG	8,075,680	(6,875,246)	(289,819)	910,615
Goldman Sachs International	4,241,562	—	(132,706)	4,108,856
JPMorgan Chase Bank, N.A.	2,624,287	(2,445,313)	—	178,974
Morgan Stanley & Co. International PLC	1,701,108	(1,701,108)	—	—	*

Total	$26,471,136	$(18,923,428)	$(567,884)	$6,979,824

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$145,359	$—	$145,359	$—
Deutsche Bank AG	289,819	—	289,819	—
Goldman Sachs International	132,706	—	132,706	—

Total	$567,884	$—	$567,884	$—

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$26,941	$—	$—	$26,941
Barclays Bank plc	481,064	—	481,064	—
Citibank N.A.	136,448	—	—	136,448
Deutsche Bank AG	611,742	(580,000)	(12,999)	18,743
Goldman Sachs International	5,815	—	5,815	—

Total	$1,262,010	$(580,000)	$473,880	$182,132

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$544,219	$—	$(481,064)	$63,155
Deutsche Bank AG	12,999	—	12,999	—
Goldman Sachs International	5,952	—	(5,815)	137
JPMorgan Chase Bank, N.A.	2,507	(2,507)	—	—	*

Total	$565,677	$(2,507)	$(473,880)	$63,292

108

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August 31, 2014 (Unaudited)

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$44,153	$—	$—	$44,153
Barclays Bank plc	116,899	(81,044)	(4,088)	31,767
Citibank N.A.	41,692	—	—	41,692
Deutsche Bank AG	319,602	(260,000)	(3,907)	55,695
Goldman Sachs International	1,748	—	1,748	—

Total	$524,094	$(341,044)	$(6,247)	$173,307

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank plc	$4,088	$—	$4,088	$—
Deutsche Bank AG	3,907	—	3,907	—
Goldman Sachs International	1,789	—	(1,748)	41
JPMorgan Chase Bank, N.A.	716	—	—	716

Total	$10,500	$—	$6,247	$757

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$807,723	$—	$(412,392)	$395,331
Barclays Bank plc	506,793	—	506,793	—
Citibank N.A.	4,420,852	(2,221,818)	(2,004,809)	194,225
Deutsche Bank AG	61,750,155	—	61,750,155	—
Goldman Sachs International	699,257	—	699,257	—
JPMorgan Chase Bank, N.A.	3,134,154	—	3,134,154	—

Total	$71,318,934	$(2,221,818)	$63,673,158	$589,556

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$412,392	$—	$412,392	$—
Barclays Bank plc	650,704	(143,911)	(506,793)	—	*
Citibank N.A.	2,004,809	—	2,004,809	—
Deutsche Bank AG	74,639,155	(12,889,000)	(61,750,155)	—	*
Goldman Sachs International	7,000,000	(6,300,743)	(699,257)	—	*
JPMorgan Chase Bank, N.A.	24,140,536	(21,006,382)	(3,134,154)	—	*
Morgan Stanley & Co. International PLC	3,750,000	(3,750,000)	—	—	*

Total	$112,597,596	$(44,090,036)	$(63,673,158)	$—

109

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August 31, 2014 (Unaudited)

Global Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$69,375	$—	$(18,224)	$51,151
Citibank N.A.	79,595	—	—	79,595
Deutsche Bank AG	48,806	—	48,806	—
Goldman Sachs International	2,797	—	(2,733)	64
JPMorgan Chase Bank, N.A.	6,446	—	—	6,446

Total	$207,019	$—	$27,849	$137,256

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$12,223	$—	$—	$12,223
Barclays Bank plc	18,224	—	18,224	—
Deutsche Bank AG	315,023	(241,225)	(48,806)	24,992
Goldman Sachs International	2,733	—	2,733	—

Total	$348,203	$(241,225)	$(27,849)	$37,215

International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$43,926	$—	$(35,343)	$8,583
Citibank N.A.	34,112	—	—	34,112
Deutsche Bank AG	38,620	—	38,620	—
Goldman Sachs International	1,659	—	(1,621)	38

Total	$118,317	$—	$1,656	$42,733

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$22,700	$—	$—	$22,700
Barclays Bank plc	35,343	—	35,343	—
Deutsche Bank AG	287,633	—	(38,620)	249,013
Goldman Sachs International	1,621	—	1,621	—
JPMorgan Chase Bank, N.A.	1,791	—	—	1,791

Total	$349,088	$—	$(1,656)	$273,504

110

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August 31, 2014 (Unaudited)

World Opportunity Overlay Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$427,451	$—	$—	$427,451
JPMorgan Chase Bank, N.A.	140,312	(30,000)	—	110,312

Total	$567,763	$(30,000)	$—	$537,763

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The following tables present the Funds’ exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Capital Inc. – Cleared Swaps	$420,800	$—	$—	$420,800
Credit Suisse Securities (USA) LLC – Cleared Swaps	59,044	—	—	59,044
J.P.Morgan Futures Incorporated – Futures	688,251	—	—	688,251

Total	$1,168,095	$—	$—	$1,168,095

Core Plus Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
J.P.Morgan Futures Incorporated – Futures	$39,680	$—	$—	$39,680

Total	$39,680	$—	$—	$39,680

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Capital Inc. – Cleared Swaps	$10,752	$(10,752)	$—	$—	*
Credit Suisse Securities (USA) LLC – Cleared Swaps	7,708	(7,708)	—	—	*

Total	$18,460	$(18,460)	$—	$—

111

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August 31, 2014 (Unaudited)

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
J.P.Morgan Futures Incorporated – Futures	$9,847	$—	$—	$9,847

Total	$9,847	$—	$—	$9,847

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Capital Inc. – Cleared Swaps	$3,542	$(3,542)	$—	$—	*
Credit Suisse Securities (USA) LLC – Cleared Swaps	2,363	(2,363)	—	—	*

Total	$5,905	$(5,905)	$—	$—

Debt Opportunities Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Credit Suisse Securities (USA) LLC – Cleared Swaps	$9,143	$(9,143)	$—	$—	*
J.P.Morgan Futures Incorporated – Futures	23,906	(23,906)	—	—	*

Total	$33,049	$(33,049)	$—	$—

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Credit Suisse Securities (USA) LLC – Cleared Swaps	$129,237	$—	$—	$129,237

Total	$129,237	$—	$—	$129,237

Global Bond Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Capital Inc. – Cleared Swaps	$2,479	$(2,479)	$—	$—	*
Credit Suisse Securities (USA) LLC – Cleared Swaps	2,890	(2,890)	—	—	*
J.P.Morgan Futures Incorporated – Futures	2,052	(2,052)	—	—	*

Total	$7,421	$(7,421)	$—	$—

112

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August 31, 2014 (Unaudited)

International Bond Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
J.P.Morgan Futures Incorporated – Futures	$188	$—	$—	$188

Total	$188	$—	$—	$188

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Capital Inc. – Cleared Swaps	$1,869	$(1,869)	$—	$—	*
Credit Suisse Securities (USA) LLC – Cleared Swaps	1,466	(1,466)	—	—	*

Total	$3,335	$(3,335)	$—	$—

World Opportunity Overlay Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Capital Inc. – Cleared Swaps	$56,871	$—	$—	$56,871
Credit Suisse Securities (USA) LLC – Cleared Swaps	58,454	—	—	58,454
J.P.Morgan Futures Incorporated – Futures	32,925	—	—	32,925

Total	$148,250	$—	$—	$148,250

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap contracts) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2014.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)		Rights and/or Warrants ($)
Asset Allocation Bond Fund	420,250,186	2,842,416,381	3,571,819,815	495,466,667		—
Core Plus Bond Fund	113,848,533	143,356,512	207,881,104	27,235,980		—
Currency Hedged International Bond Fund	57,035,746	67,456,797	13,420,909	7,875,251		—
Debt Opportunities Fund	—	147,399,042	50,000,000	—		—
Emerging Country Debt Fund	473,535,710	—	3,706,801,967	375,000,000	*	10,837,383
Global Bond Fund	117,103,492	65,105,795	18,716,548	14,168,496		—
International Bond Fund	61,574,895	34,419,451	12,095,726	6,748,695		—
World Opportunity Overlay Fund	—	365,649,898	2,447,884,995	197,018,197		—

*	Based on number of contracts.

113

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August 31, 2014 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Management Fee	0.25%	0.25%	0.25%	0.25%	0.35%	0.19%	0.25%	0.08% (currently 0.08% waived)	—

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class VI
Asset Allocation Bond Fund	0.15%			0.055%
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Debt Opportunities Fund	0.15%	*		0.055%
Emerging Country Debt Fund	0.15%		0.10%
Global Bond Fund	0.15%
International Bond Fund	0.15%

*	Class is offered but has no shareholders as of August 31, 2014.

For each Fund other than Global Bond Fund and Emerging Country Debt Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager. For Global Bond Fund, the Manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

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August 31, 2014 (Unaudited)

These contractual waivers and reimbursements will continue through at least June 30, 2015 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate voluntary waivers at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2014 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Asset Allocation Bond Fund	20,018	2,300
Core Plus Bond Fund	7,249	184
Currency Hedged International Bond Fund	368	5
Debt Opportunities Fund	11,649	1,564
Emerging Country Debt Fund	17,438	2,024
Global Bond Fund	559	184
International Bond Fund	263	5
U.S. Treasury Fund	11,040	1,380
World Opportunity Overlay Fund	2,104	368

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2014, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
Asset Allocation Bond Fund	< 0.001%	0.000%	0.000%	< 0.001%
Core Plus Bond Fund	0.032%	0.007%	0.015%	0.054%
Currency Hedged International Bond Fund	0.044%	0.010%	0.015%	0.069%
Debt Opportunities Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Country Debt Fund	0.001%	< 0.001%	0.001%	0.002%
Global Bond Fund	0.050%	0.012%	0.015%	0.077%
International Bond Fund	0.055%	0.012%	0.015%	0.082%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%
World Opportunity Overlay Fund	0.000%	0.000%	0.000%	0.000%

115

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2014 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	323,592,981	115,127,598	3,376,730,768	40,700,000
Core Plus Bond Fund	73,176,563	29,409,726	77,600,157	67,502,031
Currency Hedged International Bond Fund	—	14,628,096	3,875,200	23,067,990
Debt Opportunities Fund	—	422,811,933	—	650,520,020
Emerging Country Debt Fund	18,000,000	471,160,394	48,163,200	178,611,285
Global Bond Fund	—	35,485,093	12,457,972	127,764,955
International Bond Fund	—	16,063,522	3,543,040	34,612,065
U.S. Treasury Fund	—	—	—	—
World Opportunity Overlay Fund	39,475,313	—	347,317,773	152,403,340

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2014

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Asset Allocation Bond Fund	4	*	80.06%	—	99.98%
Core Plus Bond Fund	3		86.37%	0.04%	7.75%
Currency Hedged International Bond Fund	1		93.48%	—	93.48%
Debt Opportunities Fund	4	*	86.24%	1.10%	97.60%
Emerging Country Debt Fund	2	**	32.06%	0.05%	45.68%
Global Bond Fund	3		69.99%	0.13%	—
International Bond Fund	2		79.07%	7.35%	—
U.S. Treasury Fund	4	***	59.53%	0.02%	93.21%
World Opportunity Overlay Fund	3	****	81.54%	—	100.00%

*	Each shareholder is another fund of the Trust.
**	One of the shareholders is another fund of the Trust.
***	Three of the shareholders are other funds of the Trust.
****	Two of the shareholders are other funds of the Trust.

116

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August 31, 2014 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	5,699,998	$142,824,518	6,886,165	$168,910,552
Shares issued to shareholders in reinvestment of distributions	3,969	100,131	11,163	267,247
Shares repurchased	(6,511,088)	(164,404,964)	(14,102)	(339,194)

Net increase (decrease)	(807,121)	$(21,480,315)	6,883,226	$168,838,605

Class VI:
Shares sold	56,742,145	$1,425,293,835	113,251,929	$2,787,773,642
Shares issued to shareholders in reinvestment of distributions	79,140	1,999,864	192,038	4,603,164
Shares repurchased	(5,121,948)	(129,137,850)	(1,220,006)	(29,808,546)

Net increase (decrease)	51,699,337	$1,298,155,849	112,223,961	$2,762,568,260

Core Plus Bond Fund
Class III:
Shares sold	—	$—	41,152	$300,000
Shares issued to shareholders in reinvestment of distributions	1,015	7,693	2,308	16,571
Shares repurchased	—	—	(102,391)	(734,017)

Net increase (decrease)	1,015	$7,693	(58,931)	$(417,446)

Class IV:
Shares sold	228,460	$1,750,000	4,946	$36,146
Shares issued to shareholders in reinvestment of distributions	281,994	2,143,157	410,788	2,957,677
Shares repurchased	(1,956,351)	(14,914,905)	(412,868)	(3,053,599)

Net increase (decrease)	(1,445,897)	$(11,021,748)	2,866	$(59,776)

Currency Hedged International Bond Fund
Class III:
Shares sold	—	$—	73,077	$630,400
Shares issued to shareholders in reinvestment of distributions	—	—	106,415	911,980
Shares repurchased	(479)	(4,452)	(47,741)	(422,478)

Net increase (decrease)	(479)	$(4,452)	131,751	$1,119,902

117

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares*	Amount	Shares*	Amount
Debt Opportunities Fund
Class VI:
Shares sold	18,968,696	$467,452,540	25,005,373	$608,855,843
Shares issued to shareholders in merger transaction	—	—	27,101,519	655,265,600
Shares issued to shareholders in reinvestment of distributions	—	—	2,086,070	50,188,743
Shares repurchased	(32,257,727)	(797,528,589)	(572,001)	(13,862,772)
Purchase premium fees	—	189,802	—	2,312,013
Redemption fees	—	1,509,234	—	28,251

Net increase (decrease)	(13,289,031)	$(328,377,013)	53,620,961	$1,302,787,678

*	Shares were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Emerging Country Debt Fund
Class III:
Shares sold	13,935,400	$142,409,831	17,305,659	$170,941,512
Shares issued to shareholders in reinvestment of distributions	2,212,317	23,339,944	2,443,382	23,431,180
Shares repurchased	(356,729)	(3,693,689)	(1,471,676)	(14,376,087)
Purchase premiums	—	355,485	—	741,317
Redemption fees	—	224,392	—	109,417

Net increase (decrease)	15,790,988	$162,635,963	18,277,365	$180,847,339

Class IV:
Shares sold	22,833,004	$240,682,457	78,263,662	$769,292,116
Shares issued to shareholders in reinvestment of distributions	7,221,260	76,039,874	11,767,324	112,707,211
Shares repurchased	(24,595,748)	(256,215,751)	(22,221,729)	(217,757,467)
Purchase premiums	—	1,283,781	—	3,423,475
Redemption fees	—	790,533	—	493,921

Net increase (decrease)	5,458,516	$62,580,894	67,809,257	$668,159,256

Global Bond Fund
Class III:
Shares sold	289,556	$2,493,077	2,037,071	$17,236,960
Shares issued to shareholders in reinvestment of distributions	15,270	134,377	36,175	295,185
Shares repurchased	(11,303,365)	(99,533,032)	(5,433,062)	(45,238,133)

Net increase (decrease)	(10,998,539)	$(96,905,578)	(3,359,816)	$(27,705,988)

International Bond Fund
Class III:
Shares sold	—	$—	8,125	$56,451
Shares repurchased	(2,015,196)	(15,053,609)	(2,020,351)	(13,693,986)

Net increase (decrease)	(2,015,196)	$(15,053,609)	(2,012,226)	$(13,637,535)

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
U.S. Treasury Fund
Core Class:
Shares sold	182,124,550	$4,553,113,757	374,442,874	$9,362,388,732
Shares issued to shareholders in reinvestment of distributions	19,266	481,649	69,615	1,740,651
Shares repurchased	(178,002,714)	(4,450,067,852)	(414,590,904)	(10,366,466,205)

Net increase (decrease)	4,141,102	$103,527,554	(40,078,415)	$(1,002,336,822)

World Opportunity Overlay Fund
Shares repurchased	(13,473,226)	$(365,149,777)	(5,974,205)	$(155,920,000)

Net increase (decrease)	(13,473,226)	$(365,149,777)	(5,974,205)	$(155,920,000)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2014 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$56,730,951	$115,127,598	$40,700,000	$23,272	$4,326	$131,158,549

Core Plus Bond Fund
GMO Debt Opportunities Fund, Class VI	$25,663,007	$—	$17,374,000	$—	$—	$8,666,898
GMO Emerging Country Debt Fund, Class IV	10,512,729	399,936	—	399,936	—	11,675,144
GMO U.S. Treasury Fund	20,009,568	29,009,790	47,050,000	7,973	1,817	1,969,357
GMO World Opportunity Overlay Fund	54,497,445	—	1,088,000	—	—	52,791,367

Totals	$110,682,749	$29,409,726	$65,512,000	$407,909	$1,817	$75,102,766

Currency Hedged International Bond Fund
GMO Debt Opportunities Fund, Class VI	$9,283,354	$—	$2,181,000	$—	$—	$7,331,096
GMO Emerging Country Debt Fund, Class IV	3,119,087	118,660	—	118,659	—	3,463,972
GMO U.S. Treasury Fund	8,627,795	14,509,437	12,300,000	3,580	857	10,837,231
GMO World Opportunity Overlay Fund	16,096,362	—	—	—	—	15,910,451

Totals	$37,126,598	$14,628,097	$14,481,000	$122,239	$857	$37,542,750

Debt Opportunities Fund
GMO U.S. Treasury Fund	$53,031,828	$108,000,000	$132,000,000	$9,878	$1	$29,031,828

Emerging Country Debt Fund
GMO Debt Opportunities Fund, Class VI	$13,757,244	$—	$—	$—	$—	$14,171,892
GMO U.S. Treasury Fund	56,008,142	—	—	14,666	2,240	56,008,142
GMO World Opportunity Overlay Fund	40,674,643	—	—	—	—	40,204,854

Totals	$110,440,029	$—	$—	$14,666	$2,240	$110,384,888

119

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Global Bond Fund
GMO Debt Opportunities Fund, Class VI	$27,241,360	$—	$22,558,000	$—	$—	$5,113,263
GMO Emerging Country Debt Fund, Class IV	5,774,234	79,642	4,158,300	79,642	—	2,167,687
GMO U.S. Treasury Fund	21,069,540	35,405,452	53,188,942	5,964	444	3,286,050
GMO World Opportunity Overlay Fund	31,889,522	—	21,309,250	—	—	10,508,938

Totals	$85,974,656	$35,485,094	$101,214,492	$85,606	$444	$21,075,938

International Bond Fund
GMO Debt Opportunities Fund, Class VI	$13,772,624	$—	$7,783,500	$—	$—	$6,240,976
GMO Emerging Country Debt Fund, Class IV	2,480,075	66,838	780,000	66,838	—	1,951,181
GMO U.S. Treasury Fund	2,367,613	14,481,625	15,700,000	1,375	250	1,149,238
GMO World Opportunity Overlay Fund	13,814,756	—	3,500,000	—	—	10,221,209

Totals	$32,435,068	$14,548,463	$27,763,500	$68,213	$250	$19,562,604

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2014 through August 31, 2014. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2015.

120

GMO Trust Funds

Board Review of Management Agreements

August 31, 2014 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees considered that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

121

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Core Plus Bond Fund

Approval of renewal of management agreement for GMO Core Plus Bond Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

122

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Currency Hedged International Bond Fund

Approval of renewal of management agreement for GMO Currency Hedged International Bond Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

123

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

124

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Global Bond Fund

Approval of renewal of management agreement for GMO Global Bond Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

125

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO International Bond Fund

Approval of renewal of management agreement for GMO International Bond Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

126

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management agreement. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

127

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO World Opportunity Overlay Fund

Approval of renewal of management agreement for GMO World Opportunity Overlay Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

128

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2014.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Annualized Expense Ratio
Asset Allocation Bond Fund
Class III	$1,000.00	$1,030.80	$2.05	$1,000.00	$1,023.19	$2.04	0.40%
Class VI	$1,000.00	$1,031.40	$1.59	$1,000.00	$1,023.64	$1.58	0.31%
Core Plus Bond Fund
Class III	$1,000.00	$1,042.90	$2.16	$1,000.00	$1,023.09	$2.14	0.42%
Class IV	$1,000.00	$1,043.40	$1.91	$1,000.00	$1,023.34	$1.89	0.37%
Currency Hedged International Bond Fund
Class III	$1,000.00	$1,077.50	$2.20	$1,000.00	$1,023.09	$2.14	0.42%
Debt Opportunities Fund
Class VI	$1,000.00	$1,030.10	$1.59	$1,000.00	$1,023.64	$1.58	0.31%
Emerging Country Debt Fund
Class III	$1,000.00	$1,110.30	$2.87	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$1,110.60	$2.61	$1,000.00	$1,022.74	$2.50	0.49%
Global Bond Fund
Class III	$1,000.00	$1,033.70	$2.15	$1,000.00	$1,023.09	$2.14	0.42%
International Bond Fund
Class III	$1,000.00	$1,028.90	$2.15	$1,000.00	$1,023.09	$2.14	0.42%
U.S. Treasury Fund
Core Shares	$1,000.00	$1,000.30	$0.00	$1,000.00	$1,025.21	$0.00	0.00%
World Opportunity Overlay Fund
Core Shares	$1,000.00	$988.50	$0.35	$1,000.00	$1,024.85	$0.36	0.07%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2014 multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

129

GMO Trust

Semiannual Report

August 31, 2014

Foreign Fund

Foreign Small Companies Fund

Global Focused Equity Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Foreign Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1%
Mutual Funds	1.9
Preferred Stocks	1.1
Short-Term Investments	0.2
Rights/Warrants	0.1
Other	0.6

100.0%

Country Summary*	% of Investments
Japan	19.6%
United Kingdom	17.6
France	16.1
Germany	9.2
Spain	7.8
Italy	7.0
South Korea	3.8
Finland	3.4
Australia	3.3
Switzerland	3.0
Hong Kong	2.7
Norway	1.3
Belgium	1.2
Portugal	1.2
Russia	0.9
Panama	0.5
Sweden	0.5
Thailand	0.5
Brazil	0.4

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Banks	19.2%
Energy	13.0
Utilities	9.8
Technology Hardware & Equipment	8.9
Automobiles & Components	8.3
Food, Beverage & Tobacco	5.6
Materials	4.7
Telecommunication Services	4.5
Capital Goods	4.4
Diversified Financials	4.1
Insurance	3.2
Transportation	2.7
Commercial & Professional Services	2.6
Consumer Durables & Apparel	2.2
Consumer Services	1.7
Media	1.5
Real Estate	1.4
Retailing	1.2
Software & Services	0.5
Household & Personal Products	0.5

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

1

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%

	Australia — 3.2%
882,380	Asciano Group	5,179,711
1,416,641	Incitec Pivot Ltd	4,106,123
570,537	Toll Holdings Ltd	3,182,891

	Total Australia	12,468,725

	Belgium — 1.2%
40,929	Anheuser-Busch InBev NV	4,565,752

	Brazil — 0.4%
168,200	Tupy SA	1,449,443

	Finland — 3.3%
155,999	Fortum Oyj	3,918,968
1,077,881	Nokia Oyj	9,052,517

	Total Finland	12,971,485

	France — 15.6%
76,715	Accor SA	3,729,556
1,125,036	Alcatel-Lucent *	3,889,783
55,250	Arkema SA	4,149,215
26,547	AtoS	2,027,281
57,451	BNP Paribas	3,882,140
34,022	Cie Generale des Etablissements Michelin – Class B	3,763,736
101,270	Compagnie de Saint-Gobain	5,144,982
144,106	GDF Suez	3,551,998
871,573	Peugeot SA *	12,262,142
57,875	Societe Television Francaise 1	871,007
24,790	Societe BIC SA	3,368,728
28,415	Sodexo	2,802,666
48,479	Teleperformance	3,148,021
123,232	Total SA	8,131,897

	Total France	60,723,152

	Germany — 9.0%
141,994	Deutsche Bank AG (Registered)	4,868,427
243,179	Deutsche Telekom AG (Registered)	3,644,563
614,855	E.ON AG	11,190,398
68,472	Rheinmetall AG	3,714,174
199,810	RWE AG	7,835,246
135,311	ThyssenKrupp AG *	3,766,774

	Total Germany	35,019,582

	Hong Kong — 2.6%
156,000	Cheung Kong Holdings Ltd	2,845,794
2,592,000	China Unicom Hong Kong Ltd	4,607,181
304,000	Power Assets Holdings Ltd	2,769,280

	Total Hong Kong	10,222,255

Shares	Description	Value ($)
	Italy — 6.8%
224,128	Assicurazioni Generali SPA	4,592,240
4,768,608	Banca Popolare di Milano Scarl *	3,800,975
680,050	Enel SPA	3,602,002
355,008	ENI SPA	8,864,917
763,295	Mediaset SPA *	3,157,107
310,292	Mediobanca SPA *	2,717,419

	Total Italy	26,734,660

	Japan — 19.0%
100,117	Aisin Seiki Co Ltd	3,705,558
98,000	Aozora Bank Ltd	334,374
82,600	Bridgestone Corp	2,836,966
20,000	Daito Trust Construction Co Ltd	2,475,781
602,000	Hitachi Ltd	4,562,135
109,700	Japan Tobacco, Inc.	3,758,713
101,200	KDDI Corp.	5,847,867
165,600	Mazda Motor Corp	3,918,113
2,789,700	Mitsubishi UFJ Financial Group Inc	16,078,826
686,000	Nippon Electric Glass Co Ltd	3,451,669
882,900	Resona Holdings Inc	4,792,175
209,200	Sony Corp	3,986,118
399,021	Sumitomo Mitsui Financial Group Inc	16,140,041
77,000	Tokio Marine Holdings Inc	2,349,833

	Total Japan	74,238,169

	Norway — 1.3%
176,135	Statoil ASA	4,954,641

	Panama — 0.5%
15,300	Copa Holdings SA – Class A	1,881,594

	Portugal — 1.1%
253,262	Galp Energia SGPS SA	4,495,542

	Russia — 0.8%
356,951	Sberbank Sponsored ADR	2,914,959
40,049	TCS Group Holding Plc (Registered) *	212,112
44,462	TCS Group Holding Plc GDR, 144A * (a)	233,425

	Total Russia	3,360,496

	South Korea — 2.7%
7,130	Hyundai Motor Co	1,639,040
7,193	Samsung Electronics Co Ltd	8,758,136

	Total South Korea	10,397,176

	Spain — 7.6%
933,647	Banco Bilbao Vizcaya Argentaria SA	11,302,320
1,358,658	CaixaBank SA	8,178,066
557,103	Iberdrola SA	4,093,294

2	See accompanying notes to the financial statements.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
241,941	Repsol YPF SA	6,008,673

	Total Spain	29,582,353

	Sweden — 0.5%
75,424	Svenska Cellulosa AB – Class B	1,814,483

	Switzerland — 2.9%
14,364	Sulzer AG	1,909,329
243,793	UBS AG (Registered)	4,375,306
16,726	Zurich Insurance Group AG	5,049,616

	Total Switzerland	11,334,251

	Thailand — 0.5%
949,200	PTT Global Chemical Pcl (Foreign Registered)	1,843,205

	United Kingdom — 17.1%
54,854	Berkeley Group Holdings Plc (Unit Shares)	2,187,545
1,015,613	BP Plc	8,101,606
144,587	British American Tobacco Plc	8,548,459
120,129	Domino Printing Sciences Plc	1,155,553
81,890	Euromoney Institutional Investor Plc	1,474,298
1,058,231	Hays Plc	2,348,873
406,633	Howden Joinery Group Plc	2,389,325
100,913	Imperial Tobacco Group Plc	4,404,343
204,218	Inchcape Plc	2,291,220
3,840,063	Lloyds Banking Group Plc *	4,867,744
19,049	Renishaw Plc	525,178
71,310	Rio Tinto Plc	3,812,959
215,724	Royal Dutch Shell Plc A Shares (London)	8,730,706
230,691	RPS Group Plc	1,065,652
108,647	Schroders Plc (Non Voting)	3,485,827
67,811	Smiths Group Plc	1,482,748
1,112,679	Taylor Wimpey Plc	2,120,293
107,916	Travis Perkins Plc	3,126,548
316,204	Tyman Plc	1,422,683
877,044	Vodafone Group Plc	3,014,295

	Total United Kingdom	66,555,855

	TOTAL COMMON STOCKS (COST $360,273,100)	374,612,819

	PREFERRED STOCKS — 1.1%

	South Korea — 1.1%
10,342	Hyundai Motor Co	1,601,927
2,375	Samsung Electronics Co Ltd	2,391,644

	Total South Korea	3,993,571

	TOTAL PREFERRED STOCKS (COST $3,852,676)	3,993,571

	Shares / Par Value	Description	Value ($)
		RIGHTS/WARRANTS — 0.1%

		France — 0.1%
	193,174	Peugeot SA Warrants, Expires 04/29/17 *	409,159

		TOTAL RIGHTS/WARRANTS (COST $318,827)	409,159

		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers
	298,102	GMO U.S. Treasury Fund	7,452,555

		TOTAL MUTUAL FUNDS (COST $7,452,555)	7,452,555

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
AUD	58	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.87%, due 09/02/14	61
EUR	12	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	16
NOK	237,847	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	38,375
USD	827,792	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	827,792

		Total Time Deposits	866,244

		TOTAL SHORT-TERM INVESTMENTS (COST $866,244)	866,244

		TOTAL INVESTMENTS — 99.4% (Cost $372,763,402)	387,334,348
		Other Assets and Liabilities (net) — 0.6%	2,497,091

		TOTAL NET ASSETS — 100.0%	$389,831,439

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 11.

See accompanying notes to the financial statements.	3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.4%
Mutual Funds	2.1
Short-Term Investments	0.3
Other	0.2

100.0%

Country Summary*	% of Investments
Japan	17.0%
France	16.4
United Kingdom	15.4
Italy	10.3
Australia	8.9
Canada	7.4
Germany	5.3
Switzerland	4.7
South Korea	3.3
Mexico	1.9
Sweden	1.7
Portugal	1.1
Netherlands	0.9
Brazil	0.8
Hong Kong	0.8
Belgium	0.6
Norway	0.6
Spain	0.6
Finland	0.5
Turkey	0.5
Ireland	0.4
Chile	0.3
New Zealand	0.3
Singapore	0.2
Russia	0.1
India	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	11.1%
Materials	9.8
Real Estate	9.1
Automobiles & Components	8.3
Energy	7.0
Commercial & Professional Services	6.3
Diversified Financials	5.6
Banks	5.5
Retailing	5.2
Transportation	5.1
Software & Services	4.6
Media	4.4
Consumer Services	3.0
Consumer Durables & Apparel	2.7
Technology Hardware & Equipment	2.5
Food, Beverage & Tobacco	2.4
Insurance	2.3
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Health Care Equipment & Services	0.9
Semiconductors & Semiconductor Equipment	0.8
Household & Personal Products	0.8
Telecommunication Services	0.5

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%

	Australia — 8.6%
2,823,992	Asciano Group	16,577,284
2,015,688	BlueScope Steel Ltd *	10,393,278
2,356,460	Challenger Ltd	17,293,286
5,249,404	Federation Centres Ltd	13,055,579
6,169,235	Incitec Pivot Ltd	17,881,480
2,822,152	Toll Holdings Ltd	15,744,118
2,817,747	Tox Free Solutions Ltd	7,345,011

	Total Australia	98,290,036

	Belgium — 0.6%
604,298	ThromboGenics NV *	6,600,031

	Brazil — 0.8%
498,300	Cia de Locacao das Americas	1,144,187
812,600	Even Construtora e Incorporadora SA	2,457,584
235,800	Grendene SA	1,711,749
421,800	Tupy SA	3,634,810

	Total Brazil	8,948,330

	Canada — 7.2%
425,940	Alamos Gold Inc	3,917,410
708,000	Canyon Services Group Inc	10,717,999
6,044,000	Capstone Mining Corp *	15,064,141
2,163,362	Gran Tierra Energy Inc *	14,504,653
172,300	Karnalyte Resources Inc * (a)	175,897
1,216,700	NuVista Energy Ltd *	13,036,471
922,800	Precision Drilling Corp	11,763,090
1,263,800	Western Energy Services Corp	12,436,917

	Total Canada	81,616,578

	Chile — 0.3%
310,700	Geopark Ltd *	3,340,025

	Finland — 0.5%
196,005	Tieto Oyj	5,332,648

	France — 16.0%
222,237	Accor SA	10,804,214
1,178,905	Altran Technologies SA	12,264,328
128,655	Arkema SA	9,661,852
156,665	AtoS	11,963,834
84,665	Cie Generale des Etablissements Michelin – Class B	9,366,195
363,383	Faurecia	12,240,827
294,398	Nexity SA	12,043,397
1,224,516	Peugeot SA *	17,227,690
437,569	Rexel SA	8,716,267
155,993	SA des Ciments Vicat	11,342,861

Shares	Description	Value ($)
	France — continued
225,411	Societe Television Francaise 1	3,392,391
88,618	Societe BIC SA	12,042,353
120,660	Sodexo	11,901,099
162,095	Sopra Group SA	15,402,631
1,479,206	Technicolor *	11,363,508
186,543	Teleperformance	12,113,312

	Total France	181,846,759

	Germany — 5.2%
303,425	Aixtron AG *	3,978,632
357,025	Deutsche Wohnen AG	8,068,410
1,165,996	Deutz AG	6,883,783
798,939	Grand City Properties SA *	10,236,573
201,799	Rheinmetall AG	10,946,323
521,874	SAF-Holland SA	7,239,156
1,021,040	TAG Immobilien AG	11,807,185

	Total Germany	59,160,062

	Hong Kong — 0.8%
5,079,910	HKT Trust	6,004,408
960,000	Hopewell Holdings Ltd	3,450,164

	Total Hong Kong	9,454,572

	India — 0.0%
281,234	KEC International Ltd	470,005

	Ireland — 0.4%
62,751	Kerry Group Plc – Class A	4,721,118

	Italy — 10.0%
1,765,030	Amplifon SPA	10,187,657
456,178	Atlantia SPA	11,600,223
496,023	Autogrill SPA *	4,165,336
12,187,652	Banca Popolare di Milano Scarl *	9,714,568
611,939	Banco Popolare Scarl *	9,574,003
1,000,000	Cerved Information Solutions SPA *	6,254,402
1,609,488	Credito Emiliano SPA	14,874,274
2,690,002	Mediaset SPA *	11,126,267
1,581,561	Mediobanca SPA *	13,850,706
2,401,551	Piaggio & C SPA *	7,272,298
3,165,933	UnipolSai SPA	9,966,984
496,023	World Duty Free SPA *	5,694,625

	Total Italy	114,281,343

	Japan — 16.5%
1,259,800	Akebono Brake Industry Co Ltd	5,602,258
355,900	Aoyama Trading Co Ltd	8,809,301
1,545,000	Calsonic Kansei Corp	8,919,535
351,200	Capcom	6,454,903

See accompanying notes to the financial statements.	5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
229,500	Century Tokyo Leasing Corp	6,796,924
753,000	Daicel Chemical Industries Ltd	8,356,100
103,800	Enplas Corp	5,858,883
164,000	Fuji Seal International Inc	5,530,035
496,400	Fuji Oil Co Ltd	8,159,810
1,243,000	GS Yuasa Corp	7,485,697
370,300	Izumi Co Ltd	11,590,136
1,286	Kenedix Office Investment Corp (REIT)	7,115,542
155,700	Kintetsu World Express Inc	6,196,390
1,316,900	Mitsubishi UFJ Lease & Finance Co Ltd	7,038,952
279,100	Nabtesco Corp	6,438,212
183,800	Namura Shipbuilding Co Ltd	1,710,296
667,300	NHK Spring Co Ltd	6,389,843
549,000	Nippon Shokubai Co Ltd	6,673,217
1,185,000	Nippon Soda Co Ltd	6,257,842
2,304,000	Nishi-Nippon City Bank Ltd (The)	6,032,056
6,452	Nomura Real Estate Master Fund Inc	8,103,745
1,276,000	Sanden Corp	7,764,679
982,000	Sanwa Holdings Corp	7,188,595
457,500	Sumitomo Rubber Industries	6,543,104
2,634,800	Takara Leben Co Ltd	8,946,260
711,000	Tsubakimoto Chain Co	6,062,302
175,600	United Arrows Ltd	6,438,101

	Total Japan	188,462,718

	Mexico — 1.9%
365,200	Controladora Vuela Cia de Aviacion SAB de CV *	3,213,760
1,953,500	Corp Inmobiliaria Vesta SAB de CV	4,247,080
1,962,000	Fibra Shop Portafolios Inmobiliarios SAPI de CV	2,736,680
2,059,500	Genomma Lab Internacional SAB de CV –Class B *	5,531,163
1,720,430	Hoteles City Express SAB de CV *	3,354,883
1,041,700	Mexico Real Estate Management SA de CV	2,096,664

	Total Mexico	21,180,230

	Netherlands — 0.9%
355,280	Aalberts Industries NV	9,860,135

	New Zealand — 0.3%
1,098,103	Sky City Entertainment Group Ltd	3,472,732

	Norway — 0.6%
659,449	SpareBank 1 SR Bank ASA	6,503,487

	Portugal — 1.0%
676,742	Galp Energia SGPS SA	12,012,550

Shares	Description	Value ($)
	Russia — 0.1%
177,784	TCS Group Holding Plc (Registered) *	941,599
105,060	TCS Group Holding Plc GDR, 144A * (b)	551,565

	Total Russia	1,493,164

	Singapore — 0.2%
1,100,000	ComfortDelgro Corp Ltd	2,210,431

	South Korea — 3.2%
743,337	DGB Financial Group Inc	12,982,919
427,712	Kortek Corp	5,550,808
426,400	Magnachip Semiconductor Corp *	5,257,512
46,980	S1 Corp	3,429,650
114,934	Youngone Holding Co Ltd	9,239,960

	Total South Korea	36,460,849

	Spain — 0.5%
1,635,781	Mapfre SA	6,134,933

	Sweden — 1.7%
787,936	Meda AB	10,597,790
348,160	Svenska Cellulosa AB – Class B	8,375,723

	Total Sweden	18,973,513

	Switzerland — 4.6%
151,728	Aryzta AG	13,861,990
21,316	Kaba Holding AG – Class B (Registered)	10,484,747
493,063	Logitech International	6,793,115
89,771	Sulzer AG	11,932,773
35,534	Swiss Life Holding AG (Registered)	8,964,444

	Total Switzerland	52,037,069

	Turkey — 0.5%
4,411,742	Emlak Konut Gayrimenkul Yatirim (REIT)	5,542,903

	United Kingdom — 15.0%
612,409	Babcock International Group Plc	11,406,338
268,462	Berkeley Group Holdings Plc (Unit Shares)	10,706,103
539,408	Diploma Plc	6,162,129
608,338	Domino Printing Sciences Plc	5,851,768
922,798	Essentra Plc	13,148,438
611,236	Euromoney Institutional Investor Plc	11,004,323
670,128	Great Portland Estates Plc (REIT)	7,312,457
2,971,172	Hays Plc	6,594,879
1,510,166	Howden Joinery Group Plc	8,873,547
1,126,239	Inchcape Plc	12,635,815
1,756,413	ITE Group Plc	5,913,032
1,126,534	Jupiter Fund Management Plc	7,019,749
287,083	Keller Group Plc	4,383,582
124,372	Renishaw Plc	3,428,914

6	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	1,409,350	RPS Group Plc	6,510,340
	125,798	Schroders Plc (Non Voting)	4,036,100
	1,848,029	Senior Plc	8,788,887
	2,753,168	Taylor Wimpey Plc	5,246,368
	1,850,763	Topps Tiles Plc	3,502,805
	206,277	Travis Perkins Plc	5,976,268
	2,627,730	Tyman Plc	11,822,828
	1,968,196	Wilmington Group Plc	6,456,950
	177,060	XP Power Ltd	4,515,918

		Total United Kingdom	171,297,538

		TOTAL COMMON STOCKS (COST $958,397,725)	1,109,703,759

		MUTUAL FUNDS — 2.1%

		United States — 2.1%
		Affiliated Issuers
	971,957	GMO U.S. Treasury Fund	24,298,916

		TOTAL MUTUAL FUNDS (COST $24,298,916)	24,298,916

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
AUD	313,009	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 1.87%, due 09/02/14	292,334
CAD	47,079	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.23%, due 09/02/14	43,299
EUR	15	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	19
GBP	41,682	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/02/14	69,199
NZD	54	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.35%, due 09/02/14	45
SGD	41,250	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	33,025

Par Value		Description	Value ($)
		Time Deposits — continued
USD	2,699,820	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	2,699,820

		Total Time Deposits	3,137,741

		TOTAL SHORT-TERM INVESTMENTS (COST $3,137,741)	3,137,741

		TOTAL INVESTMENTS — 99.8% (Cost $985,834,382)	1,137,140,416
		Other Assets and Liabilities (net) — 0.2%	1,812,806

		TOTAL NET ASSETS — 100.0%	$1,138,953,222

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The security is restricted as to resale.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2014
Karnalyte Resources Inc	12/07/10	$1,471,626	0.02%	$175,897

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 11.

See accompanying notes to the financial statements.	7

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.9%
Mutual Funds	2.4
Preferred Stocks	1.7
Short-Term Investments	0.3
Other	(0.3)

100.0%

Country Summary*	% of Equity Investments
United States	47.7%
Japan	7.8
United Kingdom	6.5
Australia	5.7
France	5.7
South Korea	5.3
Canada	3.6
Hong Kong	2.6
Brazil	2.0
Mexico	1.9
Finland	1.7
Germany	1.7
Norway	1.7
Switzerland	1.7
Italy	1.6
Spain	1.6
Thailand	1.2

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	13.8%
Materials	12.0
Technology Hardware & Equipment	11.4
Automobiles & Components	7.3
Banks	6.9
Transportation	6.2
Diversified Financials	6.0
Health Care Equipment & Services	4.6
Semiconductors & Semiconductor Equipment	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.0
Capital Goods	3.9
Consumer Durables & Apparel	3.8
Insurance	3.5
Telecommunication Services	2.6
Media	2.3
Retailing	2.2
Commercial & Professional Services	1.9
Utilities	1.7
Food, Beverage & Tobacco	1.7

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

8

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%

	Australia — 5.6%
32,135	Challenger Ltd	235,828
75,703	Incitec Pivot Ltd	219,425
36,607	Toll Holdings Ltd	204,222

	Total Australia	659,475

	Brazil — 1.9%
26,500	Tupy SA	228,361

	Canada — 3.5%
29,200	Gran Tierra Energy Inc *	195,777
5,300	Suncor Energy Inc	217,547

	Total Canada	413,324

	Finland — 1.6%
23,238	Nokia Oyj	195,163

	France — 5.6%
14,844	Peugeot SA *	208,840
1,602	Societe BIC SA	217,697
3,612	Total SA	238,350

	Total France	664,887

	Germany — 1.7%
10,848	E.ON AG	197,434

	Hong Kong — 2.6%
171,146	China Unicom Hong Kong Ltd	304,205

	Italy — 1.5%
8,890	Assicurazioni Generali SPA	182,150

	Japan — 7.6%
29,000	Hitachi Ltd	219,771
6,800	Mazda Motor Corp	160,889
36,300	Mitsubishi UFJ Financial Group Inc	209,220
17,900	Resona Holdings Inc	97,157
5,231	Sumitomo Mitsui Financial Group Inc	211,589

	Total Japan	898,626

	Mexico — 1.9%
83,270	Genomma Lab Internacional SAB de CV – Class B *	223,637

	Norway — 1.6%
6,895	Statoil ASA	193,955

Shares	Description	Value ($)
	South Korea — 3.5%
18,200	Magnachip Semiconductor Corp *	224,406
153	Samsung Electronics Co Ltd	186,291

	Total South Korea	410,697

	Spain — 1.6%
30,885	CaixaBank SA	185,904

	Switzerland — 1.6%
10,780	UBS AG (Registered)	193,467

	Thailand — 1.2%
74,005	PTT Global Chemical Pcl (Foreign Registered)	143,707

	United Kingdom — 6.4%
3,338	British American Tobacco Plc	197,354
78,188	Lloyds Banking Group Plc *	99,113
110,071	Taylor Wimpey Plc	209,748
131,184	Topps Tiles Plc	248,282

	Total United Kingdom	754,497

	United States — 46.5%
6,400	American Airlines Group, Inc.	249,024
2,695	Apple, Inc.	276,237
4,000	Arch Capital Group Ltd. *	222,320
94,877	BPZ Resources, Inc. *	232,449
22,585	Capital Product Partners LP	247,080
4,946	Comcast Corp. – Class A	270,695
6,900	General Motors Co.	240,120
5,500	Iconix Brand Group, Inc. *	228,965
4,870	ITT Corp.	233,078
8,100	KapStone Paper and Packaging Corp. *	248,994
2,200	LyondellBasell Industries NV – Class A	251,570
3,900	Medtronic, Inc.	249,015
4,000	Merck & Co., Inc.	240,440
4,186	Methanex Corp.	279,708
7,700	Morgan Stanley	264,187
3,164	National Oilwell Varco, Inc.	273,464
13,300	NVIDIA Corp.	258,685
3,038	Qualcomm, Inc.	231,192
6,918	Trimas Corp. *	219,301
7,990	Tronox Ltd – Class A	242,576
5,600	United Continental Holdings, Inc. *	266,616
2,474	WellPoint, Inc.	288,246

	Total United States	5,513,962

	TOTAL COMMON STOCKS (COST $10,690,029)	11,363,451

See accompanying notes to the financial statements.	9

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 1.7%

		South Korea — 1.7%
	205	Samsung Electronics Co Ltd	206,436

		TOTAL PREFERRED STOCKS (COST $201,481)	206,436

		MUTUAL FUNDS — 2.4%

		United States — 2.4%
		Affiliated Issuers
	11,401	GMO U.S. Treasury Fund	285,033

		TOTAL MUTUAL FUNDS (COST $285,033)	285,033

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
GBP	585	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/02/14	971
NOK	9,312	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.53%, due 09/02/14	1,504
USD	30,392	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	30,392

		Total Time Deposits	32,867

		TOTAL SHORT-TERM INVESTMENTS (COST $32,867)	32,867

		TOTAL INVESTMENTS — 100.3% (Cost $11,209,410)	11,887,787
		Other Assets and Liabilities (net) — (0.3%)	(33,560)

		TOTAL NET ASSETS — 100.0%	$11,854,227

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 11.

10	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

NZD - New Zealand Dollar

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.	11

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$379,881,793	$1,112,841,500	$11,602,754
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	7,452,555	24,298,916	285,033
Foreign currency, at value (Note 2)(c)	3,761	15,586	138
Receivable for investments sold	3,018,757	3,484,434	150,491
Receivable for Fund shares sold	144,784	—	—
Dividends receivable	721,190	1,912,016	15,028
Foreign taxes receivable	254,831	203,934	1,159
Receivable for foreign currency sold	7,184	3,805	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	43,679	58,404	14,752
Miscellaneous receivable	241	1,207	11

Total assets	391,528,775	1,142,819,802	12,069,366

Liabilities:
Payable for investments purchased	1,260,403	2,949,193	133,349
Payable to affiliate for (Note 5):
Management fee	197,296	667,600	5,922
Shareholder service fee	55,313	105,603	1,480
Payable for foreign currency purchased	—	—	167
Payable to agents unaffiliated with the Manager	31	124	—
Payable to Trustees and related expenses	136	192	—
Accrued expenses	184,157	143,868	74,221

Total liabilities	1,697,336	3,866,580	215,139

Net assets	$389,831,439	$1,138,953,222	$11,854,227

Net assets consist of:
Paid-in capital	$405,823,992	$940,585,322	$10,978,835
Accumulated undistributed net investment income	5,634,765	2,308,997	77,500
Accumulated net realized gain (loss)	(36,175,243)	44,788,117	119,654
Net unrealized appreciation	14,547,925	151,270,786	678,238

	$389,831,439	$1,138,953,222	$11,854,227

Net assets attributable to:
Class II shares	$145,165,077	$—	$—

Class III shares	$193,204,276	$248,077,378	$11,854,227

Class IV shares	$51,462,086	$890,875,844	$—

Shares outstanding:
Class II	11,109,107	—	—

Class III	14,694,408	14,983,375	505,557

Class IV	3,817,573	53,911,206	—

Net asset value per share:
Class II	$13.07	$—	$—

Class III	$13.15	$16.56	$23.45

Class IV	$13.48	$16.52	$—

(a) Cost of investments – unaffiliated issuers:	$365,310,847	$961,535,466	$10,924,377
(b) Cost of investments – affiliated issuers:	$7,452,555	$24,298,916	$285,033
(c) Cost of foreign currency:	$3,657	$14,560	$102

12	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$8,224,674	$16,368,673	$134,094
Dividends from affiliated issuers (Note 10)	1,723	6,906	63
Interest	585	1,546	18

Total investment income	8,226,982	16,377,125	134,175

Expenses:
Management fee (Note 5)	1,251,519	3,993,405	35,202
Shareholder service fee – Class II (Note 5)	173,037	—	—
Shareholder service fee – Class III (Note 5)	149,323	177,972	8,801
Shareholder service fee – Class IV (Note 5)	27,346	451,839	—
Audit and tax fees	58,328	50,324	38,916
Custodian and fund accounting agent fees	151,524	246,008	34,776
Legal fees	6,532	12,512	3,404
Registration fees	18,679	5,180	644
Transfer agent fees	27,140	20,148	13,708
Trustees fees and related expenses (Note 5)	2,116	5,946	63
Miscellaneous	12,154	12,880	5,064

Total expenses	1,877,698	4,976,214	140,578
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(255,395)	(332,240)	(93,196)

Net expenses	1,622,303	4,643,974	47,382

Net investment income (loss)	6,604,679	11,733,151	86,793

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	29,717,109	47,799,502	120,421
Realized gain distributions from affiliated issuers (Note 10)	149	1,207	10
Foreign currency, forward contracts and foreign currency related transactions	(30,680)	(281,756)	1,005

Net realized gain (loss)	29,686,578	47,518,953	121,436

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(46,781,510)	(96,482,411)	309,938
Foreign currency, forward contracts and foreign currency related transactions	(40,701)	(39,252)	(311)

Net unrealized gain (loss)	(46,822,211)	(96,521,663)	309,627

Net realized and unrealized gain (loss)	(17,135,633)	(49,002,710)	431,063

Net increase (decrease) in net assets resulting from operations	$(10,530,954)	$(37,269,559)	$517,856

(a) Withholding tax:	$876,357	$1,562,266	$12,397
(b) Foreign capital gains tax:	$—	$(78)	$—

See accompanying notes to the financial statements.	13

GMO Trust Funds

Statements of Changes in Net Assets

	Foreign Fund		Foreign Small Companies Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,604,679	$11,330,786	$11,733,151	$14,944,032
Net realized gain (loss)	29,686,578	46,105,629	47,518,953	63,381,690
Change in net unrealized appreciation (depreciation)	(46,822,211)	24,141,352	(96,521,663)	149,168,191

Net increase (decrease) in net assets from operations	(10,530,954)	81,577,767	(37,269,559)	227,493,913

Distributions to shareholders from:
Net investment income
Class II	(1,614,561)	(4,317,546)	—	—
Class III	(2,161,766)	(5,037,353)	(219,289)	(10,018,006)
Class IV	(570,385)	(2,016,945)	(987,904)	(18,733,305)

Total distributions from net investment income	(4,346,712)	(11,371,844)	(1,207,193)	(28,751,311)

Net realized gains
Class III	—	—	(1,976,308)	(10,476,372)
Class IV	—	—	(7,796,435)	(20,674,691)

Total distributions from net realized gains	—	—	(9,772,743)	(31,151,063)

Net share transactions (Note 9):
Class II	(14,065,167)	(79,234,024)	—	—
Class III	3,121,861	(56,082,531)	21,237,914	(141,559,808)
Class IV	(14,493,063)	(33,049,306)	77,715,431	275,515,291

Increase (decrease) in net assets resulting from net share transactions	(25,436,369)	(168,365,861)	98,953,345	133,955,483

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	98,607	84,607
Class IV	—	—	374,271	127,735

Increase in net assets resulting from purchase premiums and redemption fees	—	—	472,878	212,342

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(25,436,369)	(168,365,861)	99,426,223	134,167,825

Total increase (decrease) in net assets	(40,314,035)	(98,159,938)	51,176,728	301,759,364

Net assets:
Beginning of period	430,145,474	528,305,412	1,087,776,494	786,017,130

End of period	$389,831,439	$430,145,474	$1,138,953,222	$1,087,776,494

Accumulated undistributed net investment income	$5,634,765	$3,376,798	$2,308,997	$—

Distributions in excess of net investment income	$—	$—	$—	$(8,216,961)

14	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Focused Equity Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$86,793	$98,871
Net realized gain (loss)	121,436	2,717,931
Change in net unrealized appreciation (depreciation)	309,627	(358,283)

Net increase (decrease) in net assets from operations	517,856	2,458,519

Distributions to shareholders from:
Net investment income
Class III	(26,432)	(141,464)

Net realized gains
Class III	(1,526,500)	(1,521,176)

Net share transactions (Note 9):
Class III	1,313,461	2,068,619

Total increase (decrease) in net assets	278,385	2,864,498

Net assets:
Beginning of period	11,575,842	8,711,344

End of period	$11,854,227	$11,575,842

Accumulated undistributed net investment income	$77,500	$17,139

See accompanying notes to the financial statements.	15

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$13.58		$11.57		$11.21		$12.88		$11.07		$8.03		$13.66		$11.64		$11.27		$12.95		$11.13		$8.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.30		0.29		0.31		0.24		0.26		0.21		0.32		0.30		0.34		0.24		0.28
Net realized and unrealized gain (loss)	(0.58)		2.04		0.43		(1.43)		1.79		3.24		(0.57)		2.04		0.44		(1.47)		1.81		3.25

Total from investment operations	(0.37)		2.34		0.72		(1.12)		2.03		3.50		(0.36)		2.36		0.74		(1.13)		2.05		3.53

Less distributions to shareholders:
From net investment income	(0.14)		(0.33)		(0.36)		(0.55)		(0.22)		(0.46)		(0.15)		(0.34)		(0.37)		(0.55)		(0.23)		(0.47)

Total distributions	(0.14)		(0.33)		(0.36)		(0.55)		(0.22)		(0.46)		(0.15)		(0.34)		(0.37)		(0.55)		(0.23)		(0.47)

Net asset value, end of period	$13.07		$13.58		$11.57		$11.21		$12.88		$11.07		$13.15		$13.66		$11.64		$11.27		$12.95		$11.13

Total Return(b)	(2.72	)%**	20.39%		6.65%		(8.38)%		18.71%		43.95%		(2.67	)%**	20.42%		6.75%		(8.36)%		18.80%		44.10%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,165		$165,028		$217,052		$259,270		$417,685		$545,336		$193,204		$197,489		$222,262		$403,157		$1,440,952		$1,591,717
Net expenses to average daily net assets	0.83	%*(c)	0.83	%(c)(d)	0.84	%(c)(d)	0.82	%(d)	0.82	%(d)	0.82	%(d)	0.76	%*(c)	0.76	%(c)(d)	0.77	%(c)(d)	0.75	%(d)	0.75	%(d)	0.75	%(d)
Net investment income (loss) to average daily net assets	3.06	%*	2.37%		2.65%		2.71%		2.09%		2.53%		3.06	%*	2.53%		2.78%		2.89%		2.08%		2.65%
Portfolio turnover rate	60	%**	98%		91%		58%		55%		59%		60	%**	98%		91%		58%		55%		59%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.11%		0.07%		0.07%		0.06%		0.05%		0.12	%*	0.12%		0.07%		0.08%		0.06%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$14.00		$11.92		$11.55		$13.25		$11.39		$8.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.35		0.33		0.33		0.25		0.22
Net realized and unrealized gain (loss)	(0.63)		2.08		0.42		(1.46)		1.85		3.35

Total from investment operations	(0.37)		2.43		0.75		(1.13)		2.10		3.57

Less distributions to shareholders:
From net investment income	(0.15)		(0.35)		(0.38)		(0.57)		(0.24)		(0.25)

Total distributions	(0.15)		(0.35)		(0.38)		(0.57)		(0.24)		(0.25)

Net asset value, end of period	$13.48		$14.00		$11.92		$11.55		$13.25		$11.39

Total Return(b)	(2.67	)%**	20.54%		6.68%		(8.21)%		18.80%		44.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,462		$67,628		$88,992		$391,421		$833,582		$856,553
Net expenses to average daily net assets	0.70	%*(c)	0.70	%(c)(d)	0.70	%(c)(d)	0.69	%(d)	0.69	%(d)	0.69	%(d)
Net investment income (loss) to average daily net assets	3.78	%*	2.71%		3.02%		2.74%		2.10%		1.92%
Portfolio turnover rate	60	%**	98%		91%		58%		55%		59%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.11%		0.07%		0.07%		0.06%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

16	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,								Period from August 12, 2009 through February 28, 2010(a)		Period from March 1, 2009 through March 16, 2009(a)
			2014		2013		2012		2011		2010				2014		2013		2012		2011
Net asset value, beginning of period	$17.29		$14.40		$12.91		$14.22		$10.74		$6.41		$17.25		$14.37		$12.90		$14.20		$10.73		$9.84		$6.42

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.17		0.27		0.23		0.19		0.14		0.13		0.18		0.25		0.12		0.17		0.13		0.02		0.01
Net realized and unrealized gain (loss)	(0.73)		3.62		1.43		(1.27	)(c)	3.47		4.32		(0.74)		3.64		1.54		(1.23	)(c)	3.47		1.00		0.01

Total from investment operations	(0.56)		3.89		1.66		(1.08)		3.61		4.45		(0.56)		3.89		1.66		(1.06)		3.60		1.02		0.02

Less distributions to shareholders:
From net investment income	(0.02)		(0.48)		(0.17)		(0.23)		(0.13)		(0.12)		(0.02)		(0.49)		(0.19)		(0.24)		(0.13)		(0.13)		—
From net realized gains	(0.15)		(0.52)		—		—		—		—		(0.15)		(0.52)		—		—		—		—		—

Total distributions	(0.17)		(1.00)		(0.17)		(0.23)		(0.13)		(0.12)		(0.17)		(1.01)		(0.19)		(0.24)		(0.13)		(0.13)		—

Net asset value, end of period	$16.56		$17.29		$14.40		$12.91		$14.22		$10.74		$16.52		$17.25		$14.37		$12.90		$14.20		$10.73		$6.44

Total Return(d)	(3.31	)%**	27.54%		12.93%		(7.45)%		33.67%		69.44%		(3.30	)%**	27.61%		12.96%		(7.33)%		33.67%		10.33	%**	0.31	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$248,077		$236,393		$314,389		$483,122		$398,648		$292,852		$890,876		$851,384		$471,628		$71,373		$147,131		$84,225		$144,101
Net expenses to average daily net assets	0.85	%(e)*	0.86	%(e)(f)	0.85	%(e)(f)	0.86	%(f)	0.85	%(f)	0.86	%(f)	0.80	%(e)*	0.81	%(e)(f)	0.80	%(e)(f)	0.81	%(f)	0.80	%(f)	0.81	%(f)*	0.81	%(f)*
Net investment income (loss) to average daily net assets	2.02	%*	1.73%		1.83%		1.43%		1.15%		1.40%		2.07	%*	1.56%		0.90%		1.34%		1.07%		0.35	%*	3.28	%*
Portfolio turnover rate	35	%**	57%		56%		46%		61%		78%		35	%**	57%		56%		46%		61%		78	%(g)	40	%(h)
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.06	%*	0.07%		0.09%		0.10%		0.14%		0.14%		0.06	%*	0.07%		0.10%		0.10%		0.14%		0.08	%*	0.22	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00	(i)	$0.02		$0.00	(i)	$0.01		$0.02		$0.01		$0.00	(i)	$0.01		$0.01		$0.02		$0.00	(i)	$0.00	(i)

(a)	The class was inactive from March 17, 2009 to August 11, 2009.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Calculation represents portfolio turnover of the Fund for the period ended February 28, 2010.
(h)	Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	17

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012(a)
Net asset value, beginning of period	$25.82		$23.67		$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.19		0.26		0.31		0.03
Net realized and unrealized gain (loss)	0.98		6.19		1.90		1.96

Total from investment operations	1.17		6.45		2.21		1.99

Less distributions to shareholders:
From net investment income	(0.06)		(0.37)		(0.28)		—
From net realized gains	(3.48)		(3.93)		(0.25)		—

Total distributions	(3.54)		(4.30)		(0.53)		—

Net asset value, end of period	$23.45		$25.82		$23.67		$21.99

Total Return(c)	4.57	%**	28.89%		10.35%		9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,854		$11,576		$8,711		$4,634
Net expenses to average daily net assets	0.81	%(d)*	0.78	%(d)(e)	0.83	%(d)	0.84	%*
Net investment income (loss) to average daily net assets	1.48	%*	1.00%		1.42%		0.56	%*
Portfolio turnover rate	30	%**	225%		103%		18	%††**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	1.59	%*	1.75%		2.38%		8.66	%*
(a)	Period from December 1, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.

18	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2014 (Unaudited)

1.	Organization

Each of Foreign Fund, Foreign Small Companies Fund, and Global Focused Equity Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Foreign Fund	MSCI EAFE Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
Global Focused Equity Fund	Not Applicable	Total return

Foreign Small Companies Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2014, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2014. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2014 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Foreign Fund	< 1%	97%
Foreign Small Companies Fund	< 1%	88%
Global Focused Equity Fund	—	44%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2014, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than sixty days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of sixty days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price;

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,468,725	$—	$12,468,725
Belgium	—	4,565,752	—	4,565,752
Brazil	—	1,449,443	—	1,449,443
Finland	—	12,971,485	—	12,971,485
France	—	60,723,152	—	60,723,152
Germany	—	35,019,582	—	35,019,582
Hong Kong	—	10,222,255	—	10,222,255
Italy	—	26,734,660	—	26,734,660
Japan	—	74,238,169	—	74,238,169
Norway	—	4,954,641	—	4,954,641
Panama	1,881,594	—	—	1,881,594
Portugal	—	4,495,542	—	4,495,542
Russia	—	3,127,071	233,425	3,360,496
South Korea	—	10,397,176	—	10,397,176
Spain	—	29,582,353	—	29,582,353
Sweden	—	1,814,483	—	1,814,483
Switzerland	—	11,334,251	—	11,334,251
Thailand	—	1,843,205	—	1,843,205
United Kingdom	—	66,555,855	—	66,555,855

TOTAL COMMON STOCKS	1,881,594	372,497,800	233,425	374,612,819

Preferred Stocks
South Korea	—	3,993,571	—	3,993,571

TOTAL PREFERRED STOCKS	—	3,993,571	—	3,993,571

Rights/Warrants
France	409,159	—	—	409,159

TOTAL RIGHTS/WARRANTS	409,159	—	—	409,159

Mutual Funds
United States	7,452,555	—	—	7,452,555

TOTAL MUTUAL FUNDS	7,452,555	—	—	7,452,555

Total Short-Term Investments	866,244	—	—	866,244

Total Investments	10,609,552	376,491,371	233,425	387,334,348

Total	$10,609,552	$376,491,371	$233,425	$387,334,348

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$98,290,036	$—	$98,290,036
Belgium	—	6,600,031	—	6,600,031
Brazil	—	8,948,330	—	8,948,330
Canada	81,616,578	—	—	81,616,578
Chile	3,340,025	—	—	3,340,025
Finland	—	5,332,648	—	5,332,648

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
France	$—	$181,846,759	$—	$181,846,759
Germany	—	59,160,062	—	59,160,062
Hong Kong	—	9,454,572	—	9,454,572
India	—	470,005	—	470,005
Ireland	—	4,721,118	—	4,721,118
Italy	—	114,281,343	—	114,281,343
Japan	—	188,462,718	—	188,462,718
Mexico	21,180,230	—	—	21,180,230
Netherlands	—	9,860,135	—	9,860,135
New Zealand	—	3,472,732	—	3,472,732
Norway	—	6,503,487	—	6,503,487
Portugal	—	12,012,550	—	12,012,550
Russia	—	941,599	551,565	1,493,164
Singapore	—	2,210,431	—	2,210,431
South Korea	5,257,512	31,203,337	—	36,460,849
Spain	—	6,134,933	—	6,134,933
Sweden	—	18,973,513	—	18,973,513
Switzerland	—	52,037,069	—	52,037,069
Turkey	—	5,542,903	—	5,542,903
United Kingdom	—	171,297,538	—	171,297,538

TOTAL COMMON STOCKS	111,394,345	997,757,849	551,565	1,109,703,759

Mutual Funds
United States	24,298,916	—	—	24,298,916

TOTAL MUTUAL FUNDS	24,298,916	—	—	24,298,916

Total Short-Term Investments	3,137,741	—	—	3,137,741

Total Investments	138,831,002	997,757,849	551,565	1,137,140,416

Total	$138,831,002	$997,757,849	$551,565	$1,137,140,416

Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$659,475	$—	$659,475
Brazil	—	228,361	—	228,361
Canada	413,324	—	—	413,324
Finland	—	195,163	—	195,163
France	—	664,887	—	664,887
Germany	—	197,434	—	197,434
Hong Kong	—	304,205	—	304,205
Italy	—	182,150	—	182,150
Japan	—	898,626	—	898,626
Mexico	223,637	—	—	223,637
Norway	—	193,955	—	193,955
South Korea	224,406	186,291	—	410,697
Spain	—	185,904	—	185,904
Switzerland	—	193,467	—	193,467
Thailand	—	143,707	—	143,707
United Kingdom	—	754,497	—	754,497
United States	5,513,962	—	—	5,513,962

TOTAL COMMON STOCKS	6,375,329	4,988,122	—	11,363,451

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Focused Equity Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
South Korea	$—	$206,436	$—	$206,436

TOTAL PREFERRED STOCKS	—	206,436	—	206,436

Mutual Funds
United States	285,033	—	—	285,033

TOTAL MUTUAL FUNDS	285,033	—	—	285,033

Total Short-Term Investments	32,867	—	—	32,867

Total Investments	6,693,229	5,194,558	—	11,887,787

Total	$6,693,229	$5,194,558	$—	$11,887,787

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2014, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Foreign Fund
Common Stocks
Russia	$506,711	$—	$(4,045)	$—	$(12,099)	$(257,142)	$—	$—	$233,425	$(257,142)
Preferred Stocks
United Kingdom	—	48,645	(48,645)	—	—	—	—	—	—	—

Total	$506,711	$48,645	$(52,690)	$—	$(12,099)	$(257,142)	$—	$—	$233,425	$(257,142)

Foreign Small Companies Fund
Common Stock
Russia	$1,174,571	$—	$—	$—	$—	$(623,006)	$—	$—	$551,565	$(623,006)

Total	$1,174,571	$—	$—	$—	$—	$(623,006)	$—	$—	$551,565	$(623,006)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2014 were as follows:

Fund Name	Level 3 securities
Foreign Fund	< 1%
Foreign Small Companies Fund	< 1%
Global Focused Equity Fund	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund intends to distribute net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2014, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2014, the Funds listed below elected to defer to March 1, 2014 late-year ordinary losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)
Foreign Fund	—
Foreign Small Companies Fund	(590,454)
Global Focused Equity Fund	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

As of February 28, 2014, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2014, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Foreign Fund	(51,963,249)	—	—	(51,963,249)	(10,931,788)
Foreign Small Companies Fund	—	(1,561,115)	—	(1,561,115)	—
Global Focused Equity Fund	—	—	—	—	—

As of August 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	374,760,946	23,332,303	(10,758,901)	12,573,402
Foreign Small Companies Fund	994,617,837	177,205,697	(34,683,118)	142,522,579
Global Focused Equity Fund	11,214,307	1,071,786	(398,306)	673,480

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable,

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2014, the premium on cash purchases and the fee on cash redemptions were as follows:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Purchase Premium	—	0.50%	—
Redemption Fee	—	0.50%	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities	X	X	X
Illiquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed, as well as the risk that investments made through underlying funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner.

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If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, option on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.
A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is requested by the Fund.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

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These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third-party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund and/or its shareholders may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

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Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong positive correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

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A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions may not be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with

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the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. If a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual

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obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political, or other conditions.

Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents if deemed prudent by GMO. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives, to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

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The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2014, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

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August 31, 2014 (Unaudited)

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

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GMO Trust Funds

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August 31, 2014 (Unaudited)

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2014 and the Statements of Operations for the period ended August 31, 2014^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$409,159	$—	$—	$—	$409,159

Total	$—	$409,159	$—	$—	$—	$409,159

Derivatives not subject to Master Agreements	$—	$409,159	$—	$—	$—	$409,159

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(39,295)	$—	$—	$—	$(39,295)

Total	$—	$(39,295)	$—	$—	$—	$(39,295)

Change in Net Unrealized Appreciation (Depreciation):
Investments (rights and/or warrants)	$—	$90,332	$—	$—	$—	$90,332

Total	$—	$90,332	$—	$—	$—	$90,332

Foreign Small Companies Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$2,145,802	$—	$—	$—	$2,145,802

Total	$—	$2,145,802	$—	$—	$—	$2,145,802

Global Focused Equity Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$4	$—	$—	$—	$4

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The average derivative activity, based on absolute values (rights and/or warrants) outstanding at each month-end, was as follows for the period ended August 31, 2014.

Fund Name	Rights and/or Warrants ($)
Foreign Fund	324,693
Foreign Small Companies Fund	863,086
Global Focused Equity Fund	153	*

*	During the period ended August 31, 2014, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

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August 31, 2014 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Management Fee	0.60%	0.70%	0.60%

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV
Foreign Fund	0.22%	0.15%	0.09%
Foreign Small Companies Fund		0.15%	0.10%
Global Focused Equity Fund		0.15%	0.10%	*

*	Class is offered but has no shareholders as of August 31, 2014.

For each Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has agreed to waive or reduce the shareholder service fee charged to the holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2015 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2014 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Foreign Fund	2,116	276
Foreign Small Companies Fund	5,946	736
Global Focused Equity Fund	63	—

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GMO Trust Funds

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August 31, 2014 (Unaudited)

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
Foreign Fund	< 0.001%	0.000%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	0.000%	< 0.001%
Global Focused Equity Fund	< 0.001%	0.000%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2014 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Foreign Fund	—	245,354,822	—	268,368,149
Foreign Small Companies Fund	—	491,850,819	—	393,668,403
Global Focused Equity Fund	—	3,530,085	—	3,721,319

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2014

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Foreign Fund	2	32.85%	0.08%	—
Foreign Small Companies Fund	4	69.82%	0.02%	—
Global Focused Equity Fund	3	82.83%	44.14%	—

40

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Foreign Fund
Class II:
Shares sold	41,809	$562,997	195,581	$2,429,297
Shares issued to shareholders in reinvestment of distributions	120,185	1,611,684	315,691	4,096,590
Shares repurchased	(1,207,947)	(16,239,848)	(7,118,529)	(85,759,911)

Net increase (decrease)	(1,045,953)	$(14,065,167)	(6,607,257)	$(79,234,024)

Class III:
Shares sold	732,898	$9,839,058	2,121,046	$27,097,422
Shares issued to shareholders in reinvestment of distributions	101,842	1,373,852	252,804	3,245,210
Shares repurchased	(597,207)	(8,091,049)	(7,013,234)	(86,425,163)

Net increase (decrease)	237,533	$3,121,861	(4,639,384)	$(56,082,531)

Class IV:
Shares sold	40,580	$566,904	3,363	$45,401
Shares issued to shareholders in reinvestment of distributions	20,071	277,581	54,180	721,148
Shares repurchased	(1,074,194)	(15,337,548)	(2,691,337)	(33,815,855)

Net increase (decrease)	(1,013,543)	$(14,493,063)	(2,633,794)	$(33,049,306)

Foreign Small Companies Fund
Class III:
Shares sold	1,375,289	$22,366,898	4,850,085	$77,633,412
Shares issued to shareholders in reinvestment of distributions	129,077	2,195,597	1,270,138	20,494,378
Shares repurchased	(193,084)	(3,324,581)	(14,284,730)	(239,687,598)
Purchase premiums	—	95,478	—	82,801
Redemption fees	—	3,129	—	1,806

Net increase (decrease)	1,311,282	$21,336,521	(8,164,507)	$(141,475,201)

Class IV:
Shares sold	4,059,041	$69,041,920	14,308,861	$239,643,307
Shares issued to shareholders in reinvestment of distributions	511,202	8,680,217	2,273,077	36,737,409
Shares repurchased	(391)	(6,706)	(55,226)	(865,425)
Purchase premiums	—	362,299	—	124,541
Redemption fees	—	11,972	—	3,194

Net increase (decrease)	4,569,852	$78,089,702	16,526,712	$275,643,026

Global Focused Equity Fund
Class III:
Shares sold	1,160	$29,733	127,931	$3,309,754
Shares issued to shareholders in reinvestment of distributions	66,479	1,552,932	67,890	1,662,640
Shares repurchased	(10,366)	(269,204)	(115,513)	(2,903,775)

Net increase (decrease)	57,273	$1,313,461	80,308	$2,068,619

41

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2014 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$7,770,349	$38,882,931	$39,200,725	$1,723	$149	$7,452,555

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$19,920,782	$160,362,034	$155,983,900	$6,906	$1,207	$24,298,916

Global Focused Equity Fund
GMO U.S. Treasury Fund	$210,013	$846,995	$771,975	$63	$10	$285,033

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2014 through August 31, 2014. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2015.

42

GMO Trust Funds

Board Review of Management Agreement

August 31, 2014 (Unaudited)

GMO Foreign Fund

Approval of renewal of management agreement for GMO Foreign Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

43

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2014 (Unaudited)

GMO Foreign Small Companies Fund

Approval of renewal of management agreement for GMO Foreign Small Companies Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

44

GMO Trust Funds

Board Review of Management Agreement — (Continued)

August 31, 2014 (Unaudited)

GMO Global Focused Equity Fund

Approval of renewal of management agreement for GMO Global Focused Equity Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

45

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2014.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
GMO Foreign Fund
Class II	$1,000.00	$972.80	$4.13	$1,000.00	$1,021.02	$4.23	0.83%
Class III	$1,000.00	$973.30	$3.78	$1,000.00	$1,021.37	$3.87	0.76%
Class IV	$1,000.00	$973.30	$3.48	$1,000.00	$1,021.68	$3.57	0.70%
GMO Foreign Small Companies Fund
Class III	$1,000.00	$966.90	$4.21	$1,000.00	$1,020.92	$4.33	0.85%
Class IV	$1,000.00	$967.00	$3.97	$1,000.00	$1,021.17	$4.08	0.80%
GMO Global Focused Equity Fund
Class III	$1,000.00	$1,045.70	$4.18	$1,000.00	$1,021.12	$4.13	0.81%

*	Expenses are calculated using each class’s annualized net expense ratio for the six months ended August 31, 2014, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO Trust

Semiannual Report

August 31, 2014

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.9%
Preferred Stocks	2.4
Mutual Funds	1.2
Short-Term Investments	0.8
Investment Funds	0.5
Futures Contracts	0.0	^
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Other	0.2

	100.0%

Country Summary*	% of Investments
United States	45.0%
France	10.1
Germany	8.1
United Kingdom	7.9
Japan	7.8
Spain	3.2
Italy	3.0
Russia	2.1
South Korea	2.1
China	1.3
Brazil	1.2
Norway	0.9
Taiwan	0.9
Finland	0.7
Netherlands	0.7
Sweden	0.7
Switzerland	0.7
Denmark	0.4
Austria	0.3
Belgium	0.3
Israel	0.3
Thailand	0.3
Turkey	0.3
Indonesia	0.2
Ireland	0.2
Poland	0.2
Portugal	0.2
South Africa	0.2
Czech Republic	0.1
Egypt	0.1
India	0.1
Mexico	0.1
Peru	0.1
Philippines	0.1
Singapore	0.1
Australia	0.0	^
Canada	0.0	^
Hong Kong	0.0	^
Hungary	0.0	^
Malaysia	0.0	^
Nigeria	0.0	^
Panama	0.0	^
Qatar	0.0	^

	100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	14.7%
Software & Services	9.8
Technology Hardware & Equipment	7.5
Food, Beverage & Tobacco	7.4
Telecommunication Services	7.1
Health Care Equipment & Services	6.4
Capital Goods	6.3
Automobiles & Components	6.0
Utilities	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Retailing	5.2
Banks	4.4
Materials	4.0
Food & Staples Retailing	2.2
Insurance	2.1
Household & Personal Products	2.1
Consumer Durables & Apparel	1.0
Transportation	1.0
Consumer Services	0.5
Diversified Financials	0.4
Media	0.4
Real Estate	0.4
Semiconductors & Semiconductor Equipment	0.3
Commercial & Professional Services	0.0 ^

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

1

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%

	Australia — 0.0%
36,232	Telstra Corp Ltd	188,308

	Austria — 0.3%
20,658	OMV AG	797,704
10,470	Voestalpine AG	449,462

	Total Austria	1,247,166

	Belgium — 0.3%
9,882	Belgacom SA	352,269
8,817	Delhaize Group	614,060
1,931	Solvay SA	303,834

	Total Belgium	1,270,163

	Brazil — 0.7%
3,700	Aes Tiete SA	27,951
60,000	Banco do Brasil SA	937,860
24,800	Banco Santander Brasil SA	171,279
1,000	BR Malls Participacoes SA	10,395
22,500	Brasil Brokers Participacoes SA	36,386
3,600	CETIP SA	52,508
355	Cia de Transmissao de Energia Eletrica Paulista *	5,186
2,800	Companhia de Saneamento Basico do Estado de Sao Paulo	26,756
16,800	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	158,592
3,300	Companhia de Saneamento de Minas Gerais-COPASA *	58,968
30,500	Companhia Siderurgica Nacional SA Sponsored ADR	133,285
8,200	Cosan Ltd – Class A	118,900
3,300	Cosan SA Industria e Comercio	68,550
5,500	CPFL Energia SA	55,504
2,300	CPFL Energia SA ADR	46,322
8,250	Duratex SA	37,113
17,600	EDP-Energias Do Brasil SA	88,845
7,500	Equatorial Energia SA	88,117
3,500	Grendene SA	25,408
3,900	Grupo BTG Pactual	65,508
18,500	Klabin SA	93,967
13,700	Light SA	150,556
2,800	Localiza Rent a Car SA	49,846
5,300	LPS Brasil Consultoria de Imoveis SA	26,044
2,300	Multiplus SA	33,701
3,400	Raia Drogasil SA	33,112
28,000	Tim Participacoes SA	156,980
6,900	Tractebel Energia SA	115,622
12,400	Transmissora Alianca de Energia Eletrica SA	129,290

Shares	Description	Value ($)
	Brazil — continued
1,900	Ultrapar Participacoes SA	48,966

	Total Brazil	3,051,517

	Canada — 0.0%
3,900	Catamaran Corp *	183,768

	China — 1.3%
690,000	Agricultural Bank of China Ltd – Class H	319,499
34,000	Anton Oilfield Services Group	14,593
300	Baidu Inc Sponsored ADR *	64,356
1,597,000	Bank of China Ltd – Class H	739,386
2,500	Beijing Enterprises Holdings Ltd	21,541
34,000	Brilliance China Automotive Holdings Ltd	62,734
47,800	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd – Class H	29,583
800	Changyou.com Ltd ADR *	19,248
134,000	China Communications Construction Co Ltd – Class H	97,618
246,000	China Communications Services Corp Ltd – Class H	118,364
1,163,000	China Construction Bank – Class H	862,573
36,000	China Everbright Ltd	68,244
8,000	China Gas Holdings Ltd	14,244
4,000	China Mengniu Dairy Co Ltd	18,517
70,000	China Mobile Ltd	869,334
3,300	China Mobile Ltd Sponsored ADR	205,524
56,000	China Overseas Land & Investment Ltd	157,428
42,000	China Railway Construction Corp Ltd – Class H	40,254
32,000	China Railway Group Ltd – Class H	16,505
8,000	China Resources Land Ltd	18,287
43,000	China Shenhua Energy Co Ltd – Class H	124,273
469,060	China Telecom Corp Ltd – Class H	288,189
148,000	CNOOC Ltd	296,628
86,000	Dongfeng Motor Group Co Ltd – Class H	159,486
55,000	Geely Automobile Holdings Ltd	21,128
20,000	Huaneng Power International Inc – Class H	24,126
1,207,000	Industrial and Commercial Bank of China Ltd – Class H	798,773
38,000	Jiangxi Copper Co Ltd	67,319
133,000	Lonking Holdings Ltd	23,168
9,000	New China Life Insurance Co Ltd	32,178
46,000	PICC Property & Casualty Co Ltd – Class H	76,236
7,000	Shenzhou International Group Holdings Ltd	21,872
700	TAL Education Group ADR *	23,940
78,000	Yanzhou Coal Mining Co Ltd – Class H	65,556

	Total China	5,780,704

2	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Czech Republic — 0.1%
20,579	CEZ AS	597,095
130	Komercni Banka AS	30,212

	Total Czech Republic	627,307

	Denmark — 0.4%
493	AP Moeller – Maersk A/S – Class B	1,238,509
81	AP Moller – Maersk A/S – Class A	195,729
3,174	Carlsberg A/S – Class B	290,193
26,522	TDC A/S	227,327

	Total Denmark	1,951,758

	Egypt — 0.0%
60,624	Global Telecom Holding *	45,641
126,031	Orascom Telecom Media And Technology Holding SAE *	22,067
12,416	Sidi Kerir Petrochemicals Co	34,822
46,468	Telecom Egypt Co	93,407

	Total Egypt	195,937

	Finland — 0.6%
19,032	Fortum Oyj	478,117
256,216	Nokia Oyj	2,151,814
21,523	UPM – Kymmene Oyj	323,965

	Total Finland	2,953,896

	France — 9.9%
56,520	ArcelorMittal	821,501
31,834	AXA	789,922
18,388	BNP Paribas	1,242,533
20,581	Bouygues SA	756,408
20,772	Carrefour SA	720,877
5,025	Casino Guichard-Perrachon SA	600,118
1,279	Christian Dior SA	227,588
12,862	Cie Generale des Etablissements Michelin – Class B	1,422,878
25,387	CNP Assurances	501,215
31,736	Compagnie de Saint-Gobain	1,612,335
46,024	Credit Agricole SA	683,018
13,192	Electricite de France	428,871
144,478	GDF Suez	3,561,167
10,089	Lafarge SA	773,658
222,669	Orange	3,370,541
38,820	Peugeot SA *	546,158
17,041	Renault SA	1,335,397
11,380	Rexel SA	226,687
40,406	Sanofi	4,428,190
17,551	Schneider Electric SE	1,484,790
21,748	Societe Generale	1,103,074
181,208	Total SA	11,957,647
6,303	Vallourec SA	281,672

Shares	Description	Value ($)
	France — continued
20,223	Veolia Environnement SA	371,517
36,138	Vinci SA	2,363,811
135,511	Vivendi SA	3,528,590

	Total France	45,140,163

	Germany — 6.8%
12,139	Allianz SE (Registered)	2,073,020
62,919	BASF SE	6,486,539
29,625	Bayerische Motoren Werke AG	3,457,456
70,203	Daimler AG (Registered)	5,759,079
19,648	Deutsche Lufthansa AG (Registered)	341,439
17,404	Deutsche Bank AG (Registered)	596,716
130,597	Deutsche Telekom AG (Registered)	1,957,278
232,223	E.ON AG	4,226,473
4,670	Fresenius Medical Care AG & Co	329,041
5,873	Hannover Rueck SE	488,515
3,231	HeidelbergCement AG	244,584
12,003	K+S AG (Registered)	373,467
9,192	Metro AG *	323,779
5,581	Muenchener Rueckversicherungs AG (Registered)	1,120,520
5,773	ProSiebenSat.1 Media AG (Registered)	231,496
59,046	RWE AG	2,315,399
9,349	Suedzucker AG	161,041
2,935	Volkswagen AG	659,434

	Total Germany	31,145,276

	Hong Kong — 0.0%
19,400	Chow Tai Fook Jewellery Group Ltd	28,028
5,000	Sun Hung Kai Properties Ltd	75,906

	Total Hong Kong	103,934

	Hungary — 0.0%
43,906	Magyar Telekom Telecommunications Plc *	67,660
1,729	OTP Bank Plc	29,903

	Total Hungary	97,563

	India — 0.1%
562	Grasim Industries Ltd Sponsored GDR	31,562
2,100	HDFC Bank Ltd (a)	104,349
2,100	ICICI Bank Ltd Sponsored ADR	112,350
4,100	Sesa Sterlite Ltd ADR	75,399
800	Tata Motors Ltd Sponsored ADR	38,552

	Total India	362,212

	Indonesia — 0.2%
312,500	Astra International Tbk PT	202,334
55,800	Bank Mandiri Persero Tbk PT	49,788
26,800	Bank Rakyat Indonesia Persero Tbk PT	25,305
318,000	Gajah Tunggal Tbk PT	48,124

See accompanying notes to the financial statements.	3

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
146,300	Global Mediacom Tbk PT	24,200
172,800	Harum Energy Tbk PT	31,768
12,900	Indo Tambangraya Megah Tbk PT	31,074
74,500	Kalbe Farma Tbk PT	10,575
81,900	Media Nusantara Citra Tbk PT	19,639
16,500	Perusahaan Gas Negara Persero Tbk PT	8,182
23,100	Tambang Batubara Bukit Asam Persero Tbk PT	26,395
506,600	Telekomunikasi Indonesia Persero Tbk PT	115,794
4,200	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	193,452

	Total Indonesia	786,630

	Ireland — 0.2%
40,412	CRH Plc	931,403

	Israel — 0.3%
20,100	Check Point Software Technologies Ltd *	1,427,502

	Italy — 2.9%
692,134	Enel SPA	3,666,007
198,540	ENI SPA	4,957,750
67,187	Fiat SPA *	657,092
70,841	Finmeccanica SPA *	664,300
112,847	Mediaset SPA *	466,753
109,670	Parmalat SPA	367,495
9,860	Saipem SPA *	234,137
1,304,545	Telecom Italia SPA *	1,504,895
772,743	Telecom Italia SPA-Di RISP	711,601

	Total Italy	13,230,030

	Japan — 7.6%
30,100	Aeon Co Ltd	325,485
7,400	Asahi Breweries Ltd	233,544
14,000	Asahi Kasei Corp	112,342
3,100	Asatsu-DK, Inc.	81,805
11,500	Canon Inc	375,286
5,500	Central Japan Railway Co	771,172
16,348	Century Tokyo Leasing Corp	484,166
100,000	Cosmo Oil Co Ltd	187,559
10,100	Daiwa House Industry Co Ltd	191,426
23,000	Daiwa Securities Group Inc	187,356
11,300	FujiFilm Holdings Corp	341,194
7,000	Fuji Heavy Industries Ltd	199,362
28,800	Hakuhodo DY Holdings Inc	298,030
30,100	Honda Motor Co Ltd	1,021,782
47,400	Inpex Corp	679,582
100,900	Itochu Corp	1,283,949
146,600	Japan Tobacco, Inc.	5,023,039
30,700	JFE Holdings Inc	621,512

Shares	Description	Value ($)
	Japan — continued
122,020	JX Holdings Inc	627,889
7,300	KDDI Corp.	421,832
26,600	Kyocera Corp	1,245,890
129,000	Marubeni Corp	931,541
3,300	Mazda Motor Corp	78,078
74,300	Mitsubishi Chemical Holdings Corp	370,892
68,600	Mitsubishi Corp	1,419,375
48,100	Mitsubishi UFJ Financial Group Inc	277,231
75,600	Mitsui & Co Ltd	1,233,358
64,000	Mitsui OSK Lines Ltd	234,520
112,545	Nippon Steel Corp	318,728
33,600	Nippon Telegraph & Telephone Corp	2,256,923
149,000	Nippon Yusen Kabushiki Kaisha	438,613
542,700	Nissan Motor Co Ltd	5,212,919
88,000	NTT Docomo, Inc.	1,523,910
31,800	Ricoh Co Ltd	345,174
11,900	Sekisui House Ltd	149,635
39,200	Showa Shell Sekiyu KK	420,921
264,500	Sojitz Corp	437,882
6,800	Sony Corp	129,568
85,200	Sumitomo Corp	1,100,721
28,000	Sumitomo Metal Mining Co Ltd	425,191
6,600	Sumitomo Mitsui Financial Group Inc	266,964
3,000	Sumitomo Realty & Development Co Ltd	116,327
64,000	Taisei Corp	381,482
15,600	Takeda Pharmaceutical Co Ltd	712,667
36,000	TonenGeneral Sekiyu KK	328,376
24,900	Toyota Tsusho Corp	657,798
92,100	Yamada Denki Co Ltd	295,888

	Total Japan	34,778,884

	Malaysia — 0.0%
17,696	CIMB Group Holdings Berhad	41,433
3,227	Hong Leong Bank Berhad	14,740
30,900	Media Prima Bhd	22,355

	Total Malaysia	78,528

	Mexico — 0.1%
6,200	Alsea SA *	21,430
8,900	America Movil SAB de CV ADR	218,139
4,936	Cemex SAB de CV Sponsored ADR *	65,303
1,600	Embotelladoras Arca SAB de CV	11,746
10,800	Fibra Uno Administracion SA de CV (REIT)	38,908
8,700	Grupo Financiero Banorte SAB de CV – Class O	61,334
1,700	Infraestructura Energetica Nova SAB de CV	10,234

	Total Mexico	427,094

4	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 0.7%
57,741	Aegon NV	456,595
2,954	Fugro NV	107,125
4,443	Heineken NV	338,264
62,613	Koninklijke Ahold NV	1,069,726
2,431	Koninklijke DSM NV	162,419
297,422	Koninklijke KPN NV *	992,809
6,200	VimpelCom Ltd Sponsored ADR	52,824

	Total Netherlands	3,179,762

	Nigeria — 0.0%
3,882	Nestle Nigeria Plc	24,552

	Norway — 0.9%
108,350	Statoil ASA	3,047,863
19,041	Telenor ASA	437,394
9,733	Yara International ASA	487,994

	Total Norway	3,973,251

	Panama — 0.0%
400	Copa Holdings SA – Class A	49,192

	Peru — 0.1%
7,100	Companhia de Minas Buenaventura SA ADR	103,376
3,200	Southern Copper Corp	104,992

	Total Peru	208,368

	Philippines — 0.0%
11,510	BDO Unibank Inc	23,890
56,200	First Gen Corp *	31,066
1,280	GT Capital Holdings Inc	27,609
167,000	Lopez Holding Corp	21,453
13,700	Manila Water Co Inc	9,430
285	Philippine Long Distance Telephone Co	22,388
200	Philippine Long Distance Telephone Co Sponsored ADR	15,168
34,200	Puregold Price Club Inc	28,400
13,210	Robinsons Retail Holdings Inc	18,819

	Total Philippines	198,223

	Poland — 0.2%
3,170	Asseco Poland SA	41,873
647	Bank Pekao SA	36,487
1,462	Jastrzebska Spolka Weglowa SA *	15,303
19,463	KGHM Polska Miedz SA	802,161
19,451	PGE SA	132,475
15,298	Synthos SA	22,018

	Total Poland	1,050,317

Shares	Description	Value ($)
	Portugal — 0.2%
196,124	EDP-Energias de Portugal SA	950,276
952	Jeronimo Martins SGPS SA	12,912

	Total Portugal	963,188

	Qatar — 0.0%
4,603	Qatar Gas Transport Co Nakilat	29,714
511	Qatar National Bank	28,390

	Total Qatar	58,104

	Russia — 1.7%
1,970	Bashneft OAO – Class S *	103,238
7,800	CTC Media Inc	70,824
867	Eurasia Drilling Co Ltd GDR	25,083
5,245	Gazprom Neft JSC Sponsored ADR	101,147
111,666	Gazprom OAO Sponsored ADR	798,554
1,975	Globaltrans Investment Plc Sponsored GDR	18,086
477	Lenta Ltd *	5,434
101,107	Lukoil OAO Sponsored ADR	5,629,672
1,001	Mail.ru Group Ltd GDR (Registered) *	26,909
2,900	Mobile Telesystems Sponsored ADR	53,505
27,391	Rosneft OJSC GDR (Registered)	167,235
39,379	Sberbank Sponsored ADR	321,580
2,069	Sistema JSFC Sponsored GDR (Registered)	47,042
53,212	Surgutneftegas Sponsored ADR	368,437
5,280	Tatneft Sponsored ADR	196,115

	Total Russia	7,932,861

	Singapore — 0.1%
248,000	CapitaCommercial Trust (REIT)	337,253
206,000	Yangzijiang Shipbuilding Holdings Ltd	192,073

	Total Singapore	529,326

	South Africa — 0.2%
44,814	African Bank Investments Ltd (b)	4
20,375	Capital Property Fund (REIT)	22,827
3,042	Coronation Fund Managers Ltd	28,561
3,161	Discovery Ltd	29,151
6,456	Investec Ltd	58,270
4,272	Kumba Iron Ore Ltd	128,063
5,129	Life Healthcare Group Holdings Ltd	21,534
8,716	MTN Group Ltd	197,160
1,910	Naspers Ltd-N Shares	243,624
25,607	Telkom South Africa Ltd *	137,232
1,179	Vodacom Group Ltd	14,219
2,870	Wilson Bayly Holmes-Ovcon Ltd	37,320

	Total South Africa	917,965

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	South Korea — 1.5%
1,665	DGB Financial Group Inc	29,080
569	Dongbu Insurance Co Ltd	34,355
490	GS Holdings	20,811
3,474	Hana Financial Group Inc	145,901
3,280	Hankook Tire WorldwideCo Ltd	70,716
2,869	Hanwha Corp	85,635
595	Hyundai Marine & Fire Insurance Co Ltd	18,282
851	Hyundai Mobis	246,867
533	Hyundai Motor Co	122,526
3,500	Iljin Holdings Co Ltd	22,691
11,870	Industrial Bank of Korea	206,187
6,271	Kia Motors Corp	378,692
459	Kolon Industries Inc	27,232
59	Korea Zinc Co Ltd	24,478
6,110	KT Corp	211,128
1,479	Kwangju Bank *	16,565
251	Kyongnam Bank *	3,369
980	LIG Insurance Co Ltd	29,239
677	Samsung Engineering Co Ltd *	42,695
3,308	Samsung Electronics Co Ltd	4,027,793
2,986	SK Innovation Co Ltd	277,305
1,534	SK Telecom Co Ltd	414,530
13,840	Tong Yang Securities Inc *	41,192
13,829	Woori Finance Holdings Co Ltd *	187,704

	Total South Korea	6,684,973

	Spain — 3.1%
18,831	ACS Actividades de Construccion y Servicios SA	793,195
10,596	Enagas	353,419
20,868	Ferrovial SA	424,748
41,651	Gas Natural SDG SA	1,277,074
429,817	Iberdrola SA	3,158,065
128,100	Mapfre SA	480,434
69,405	Repsol YPF SA	1,723,693
371,352	Telefonica SA	5,891,419

	Total Spain	14,102,047

	Sweden — 0.7%
90,940	Ericsson LM – Class B	1,133,252
8,529	Sandvik AB	106,474
11,468	Skanska AB – Class B	237,325
188,624	TeliaSonera AB	1,377,680
27,839	Volvo AB – Class B	332,844

	Total Sweden	3,187,575

	Switzerland — 0.7%
10,229	ABB Ltd (Registered)	232,653
10,239	Holcim Ltd (Registered)	814,939
575	Swisscom AG (Registered)	334,045

Shares	Description	Value ($)
	Switzerland — continued
12,477	Transocean Ltd	480,636
3,970	Zurich Insurance Group AG	1,198,552

	Total Switzerland	3,060,825

	Taiwan — 0.9%
15,807	Acer Inc Sponsored GDR *	64,801
5,000	Advantech Co Ltd	46,965
8,600	Asustek Computer GDR (Registered) (b)	449,847
7,000	Asustek Computer Inc	73,253
576	Catcher Technology GDR (Registered) *	29,198
64,000	China Petrochemical Development Corp *	22,824
12,000	Chong Hong Construction Co Ltd *	32,692
3,700	Chunghwa Telecom Co Ltd ADR	115,514
76,953	Compal Electronics GDR (Registered) (b)	338,772
5,000	Delta Electronics Inc	35,156
162,122	E.Sun Financial Holding Co Ltd	106,656
2,197	Far Eastone Telecom GDR (Registered) (b)	69,993
29,400	Foxconn Technology Co Ltd	73,808
3,000	Giant Manufacturing Co Ltd	24,964
27,000	Highwealth Construction Corp	47,822
73,131	Hon Hai Precision Industry Co Ltd GDR	490,791
11,231	HTC Corp GDR (Registered) *	205,402
8,599	Lite-On Technology Corp GDR (b)	141,944
8,704	Makalot Industrial Co Ltd	42,980
1,000	MediaTek Inc	16,713
33,000	Mega Financial Holding Co Ltd	28,474
4,000	Novatek Microelectronics Corp Ltd	20,537
44,000	Pegatron Corp	93,300
5,000	Phison Electronics Corp	36,200
48,568	Powertech Technology Inc GDR *	184,319
25,200	Quanta Computer Inc GDR (Registered) (b)	354,519
36,000	Radiant Opto-Electronics Corp	155,500
19,000	Realtek Semiconductor Corp	69,262
11,000	Simplo Technology Co Ltd	61,787
13,000	Synnex Technology International Corp	19,840
60,463	Taishin Financial Holding Co Ltd	30,742
9,000	Taiwan Mobile Co Ltd	28,682
21,000	TPK Holding Co Ltd	142,736
10,000	Tripod Technology Corp	20,327
29,000	Unimicron Technology Corp	24,504
27,540	Wistron Corp	32,270
22,056	Wistron Corp GDR (Registered) * (b)	257,322
20,000	WPG Holdings Co Ltd	26,064
13,000	Yungtay Engineering Co Ltd	32,211

	Total Taiwan	4,048,691

	Thailand — 0.3%
5,400	Advanced Info Service Pcl NVDR	35,358
1,400	Airports of Thailand Pcl (Foreign Registered)	10,391
91,600	Bangchak Petroleum Pcl NVDR	98,291

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
6,600	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,030
193,000	Bangkok Dusit Medical Services Pcl NVDR	117,830
600	Bangkok Life Assurance Pcl NVDR	1,578
278,500	Banpu Pcl NVDR	281,203
15,600	Chularat Hospital Pcl (Foreign Registered)	8,649
4,200	CPN Commercial Growth Leasehold Property Fund REIT	1,421
24,600	Electricity Generating Pcl NVDR	131,376
22,000	Glow Energy Pcl NVDR	60,376
21,400	Intouch Holdings Pcl NVDR (a)	46,063
6,700	PTT Exploration & Production Pcl NVDR	34,503
31,000	PTT Pcl NVDR	311,719
30,400	Ratchaburi Electricity Generating Holding Pcl NVDR (a)	55,469
749,800	Sansiri Pcl NVDR	48,879
59,800	Thai Oil Pcl NVDR	96,925
9,500	Tisco Financial Group Pcl (Foreign Registered)	13,089
154,400	TTW Pcl NVDR	60,426

	Total Thailand	1,417,576

	Turkey — 0.3%
28,891	Akbank TAS	110,141
99,088	Asya Katilim Bankasi AS *	56,844
11,101	Aygaz AS	49,307
12,175	Dogus Otomotiv Servis ve Ticaret AS	49,324
59,480	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,228
24,461	Emlak Konut Gayrimenkul Yatirim (REIT)	30,733
14,348	Gubre Fabrikalari TAS	28,886
6,143	Haci Omer Sabanci Holding AS	28,437
23,658	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	24,375
6,074	Koza Altin Isletmeleri AS	65,228
54,301	Koza Anadolu Metal Madencilik Isletmeleri AS *	56,722
319	Pegasus Hava Tasimaciligi AS *	3,969
37,570	Tekfen Holding AS *	94,412
2,279	Tupras-Turkiye Petrol Rafineriler AS	53,510
37,878	Turk Telekomunikasyon AS	109,697
950	Turk Traktor ve Ziraat Makineleri AS	32,272
20,516	Turkcell Iletisim Hizmetleri AS *	120,375
9,001	Turkiye Garanti Bankasi AS	35,252
70,928	Turkiye IS Bankasi – Class C	183,158
12,959	Turkiye Vakiflar Bankasi TAO – Class D	29,856
1,684	Turkiye Halk Bankasi AS	12,353
37,503	Yapi ve Kredi Bankasi AS	83,486

	Total Turkey	1,315,565

	United Kingdom — 7.7%
887	Al Noor Hospitals Group Plc	16,764
5,821	Associated British Foods Plc	276,893

Shares	Description	Value ($)
	United Kingdom — continued
74,024	AstraZeneca Plc	5,648,653
113,677	Aviva Plc	983,857
83,680	BAE Systems Plc	619,236
23,529	BG Group Plc	469,017
914,095	BP Plc	7,291,791
569	British American Tobacco Plc	33,641
400	British American Tobacco Plc Sponsored ADR	47,368
35,409	BT Group Plc	227,657
92,268	Centrica Plc	489,770
33,619	HSBC Holdings Plc	363,394
35,367	Imperial Tobacco Group Plc	1,543,591
17,899	J Sainsbury Plc	86,423
51,570	Kingfisher Plc	260,339
69,929	Marks & Spencer Group Plc	499,499
3,237	Next Plc	381,424
7,702	Pearson Plc	142,124
2,602	Reckitt Benckiser Group Plc	227,065
174,693	Royal Dutch Shell Plc A Shares (London)	7,070,114
114,477	Royal Dutch Shell Plc B Shares (London)	4,835,395
47,535	RSA Insurance Group Plc	361,587
8,589	Scottish & Southern Energy Plc	216,626
5,570	Standard Chartered Plc	112,271
266,338	Tesco Plc	1,018,060
72,323	TUI Travel Plc	447,442
1,651	Unilever Plc	72,826
433,549	Vodafone Group Plc	1,490,056
55,655	WM Morrison Supermarkets Plc	164,167

	Total United Kingdom	35,397,050

	United States — 43.8%
25,300	3M Co.	3,643,200
53,500	Abbott Laboratories	2,259,840
18,500	Accenture Plc – Class A	1,499,610
1,600	Akamai Technologies, Inc. *	96,672
4,200	Allergan, Inc.	687,456
51,271	Amazon.com, Inc. *	17,382,920
1,700	Ameriprise Financial, Inc.	213,792
3,400	Ametek, Inc.	179,996
14,600	Amgen, Inc.	2,034,948
2,100	Amphenol Corp. – Class A	216,321
5,200	Analog Devices, Inc.	265,824
1,100	Apache Corp.	112,013
60,900	Apple, Inc.	6,242,250
6,000	Assurant, Inc.	400,500
17,300	Baxter International, Inc.	1,297,154
9,400	Becton, Dickinson and Co.	1,101,398
38,200	Bed Bath & Beyond, Inc. *	2,454,732
3,600	Biogen Idec, Inc. *	1,234,944
5,700	CA, Inc.	160,968
3,900	Cerner Corp. *	224,874

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
41,400	Chevron Corp.	5,359,230
2,900	Church & Dwight Co., Inc.	197,896
9,500	CH Robinson Worldwide, Inc.	648,470
216,400	Cisco Systems, Inc.	5,407,836
4,400	Citrix Systems, Inc. *	309,144
13,600	Coach, Inc.	500,888
121,100	Coca-Cola Co. (The)	5,052,292
21,000	Cognizant Technology Solutions Corp. – Class A *	960,330
26,000	Colgate-Palmolive Co.	1,682,980
12,800	ConocoPhillips	1,039,616
4,900	Costco Wholesale Corp.	593,292
18,743	Covidien Plc	1,627,455
3,800	CR Bard, Inc.	564,072
17,100	Danaher Corp.	1,310,031
2,400	Dover Corp.	210,888
32,200	eBay, Inc. *	1,787,100
1,400	Edwards Lifesciences Corp. *	138,964
17,600	Eli Lilly & Co.	1,118,656
65,000	EMC Corp.	1,919,450
23,600	Emerson Electric Co.	1,510,872
1,300	Equifax, Inc.	102,388
2,200	Estee Lauder Cos., Inc. (The) – Class A	169,026
7,400	Expeditors International of Washington, Inc.	305,620
169,100	Express Scripts Holding Co. *	12,501,563
28,600	Exxon Mobil Corp.	2,844,556
1,400	F5 Networks, Inc. *	173,866
8,100	Fastenal Co.	366,768
100	General Dynamics Corp.	12,325
7,900	General Mills, Inc.	421,702
8,100	Genuine Parts Co.	710,694
8,500	Google, Inc. – Class A *	4,950,060
4,300	Google, Inc. – Class C *	2,457,880
2,100	Henry Schein, Inc. *	251,349
2,300	Herbalife Ltd.	117,254
1,600	Hershey Co. (The)	146,272
25,200	Hewlett-Packard Co.	957,600
12,100	Hormel Foods Corp.	613,228
700	Hubbell, Inc. – Class B	84,630
8,800	Humana, Inc.	1,132,912
4,800	Illinois Tool Works, Inc.	423,408
40,100	International Business Machines Corp.	7,711,230
9,400	Intuit, Inc.	781,892
800	Intuitive Surgical, Inc. *	376,008
71,000	Johnson & Johnson	7,364,830
106,700	JPMorgan Chase & Co.	6,343,315
1,800	L-3 Communications Holdings, Inc.	197,910
3,500	Linear Technology Corp.	157,885
1,800	Magnachip Semiconductor Corp *	22,194
8,800	Marathon Oil Corp.	366,872
10,900	Mastercard, Inc. – Class A	826,329

Shares	Description	Value ($)
	United States — continued
7,300	Mattel, Inc.	251,777
19,200	McDonald’s Corp.	1,799,424
9,200	Medtronic, Inc.	587,420
215,900	Microsoft Corp.	9,808,337
9,700	Monsanto Co.	1,121,805
4,400	Monster Beverage Corp. *	389,004
2,000	Murphy Oil Corp.	124,940
300	NetApp, Inc.	12,648
22,000	Nike, Inc. – Class B	1,728,100
1,100	Occidental Petroleum Corp.	114,103
210,700	Oracle Corp.	8,750,371
1,600	Pall Corp.	134,992
13,300	Paychex, Inc.	553,945
26,800	PepsiCo, Inc.	2,478,732
174,200	Philip Morris International, Inc.	14,908,036
1,000	Polaris Industries, Inc.	145,380
2,100	Precision Castparts Corp.	512,526
82,200	Procter & Gamble Co. (The)	6,831,642
52,500	Qualcomm, Inc.	3,995,250
1,300	Ralph Lauren Corp.	219,960
12,100	Reynolds American, Inc.	707,487
2,000	Rockwell Automation, Inc.	233,220
3,400	Rockwell Collins, Inc.	261,732
1,100	Roper Industries, Inc.	165,616
4,300	Ross Stores, Inc.	324,306
5,400	Sigma-Aldrich Corp.	561,600
13,500	Stryker Corp.	1,124,685
4,900	St Jude Medical, Inc.	321,391
20,800	Sysco Corp.	786,864
29,000	Teradata Corp. *	1,324,430
1,600	Tiffany & Co.	161,504
9,200	TJX Cos., Inc. (The)	548,412
4,200	Total System Services, Inc.	132,132
29,815	UnitedHealth Group, Inc.	2,584,364
100	United Technologies Corp.	10,798
8,000	Unum Group	290,160
6,400	Varian Medical Systems, Inc. *	544,128
14,500	VF Corp.	929,740
1,100	Wabtec Corp.	91,696
42,900	Wal-Mart Stores, Inc.	3,238,950
1,400	Waters Corp. *	144,802
9,600	WellPoint, Inc.	1,118,496
53,000	Wells Fargo & Co.	2,726,320
2,400	WW Grainger, Inc.	590,880
5,300	Xilinx, Inc.	223,925
900	Yum! Brands, Inc.	65,187
3,100	Zimmer Holdings, Inc.	307,861

	Total United States	200,529,518

	TOTAL COMMON STOCKS (COST $383,144,611)	434,788,672

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 2.4%

	Brazil — 0.5%
16,100	AES Tiete SA	144,709
600	Banco Bradesco SA	10,947
14,300	Banco do Estado do Rio Grande do Sul SA – Class B	98,698
5,500	Bradespar SA	50,246
5,000	Companhia de Transmissao de Energia Eletrica Paulista	72,839
33,000	Companhia Energetica de Minas Gerais Sponsored ADR	283,470
5,600	Companhia Energetica de Sao Paulo – Class B	79,278
3,700	Companhia Paranaense de Energia – Class B	65,554
5,200	Companhia Paranaense de Energia Sponsored ADR	92,560
30,600	Companhia Energetica de Minas Gerais	261,915
19,600	Eletropaulo Metropolitana SA	90,185
20,800	Gerdau SA	120,423
3,900	Gol Linhas Aereas Inteligentes SA *	24,165
3,000	Gol Linhas Aereas Inteligentes SA ADR	18,450
1,690	Itau Unibanco Holding SA	30,470
53,884	Itausa-Investimentos Itau SA	262,379
19,200	Metalurgica Gerdau SA	136,034
90,100	Oi SA	58,363
9,200	Telefonica Brasil SA	196,658
13,900	Telefonica Brasil SA ADR	297,460
500	Tim Participacoes SA ADR	13,990

	Total Brazil	2,408,793

	Germany — 1.1%
17,475	Porsche Automobil Holding SE	1,594,845
14,714	Volkswagen AG	3,316,315

	Total Germany	4,911,160

	Russia — 0.3%
120,052	Sberbank *	178,433
921,511	Surgutneftegaz OJSC *	677,974
194	Transneft *	426,262

	Total Russia	1,282,669

	South Korea — 0.5%
1,055	Hyundai Motor Co	163,414
530	Hyundai Motor Co	78,440
2,289	Samsung Electronics Co Ltd	2,305,042
6	Samsung Electronics Co Ltd GDR (Registered)	2,985

	Total South Korea	2,549,881

	TOTAL PREFERRED STOCKS (COST $10,806,158)	11,152,503

Shares / Par Value		Description	Value ($)
		INVESTMENT FUNDS — 0.5%

		Thailand — 0.0%
	23,500	TICON Industrial Growth Leasehold Property Fund	7,650
	41,400	TRUE Telecommunication Growth Infrastructure Fund	13,222

		Total Thailand	20,872

		United States — 0.5%
	105,400	WisdomTree India Earnings ETF	2,399,958

		TOTAL INVESTMENT FUNDS (COST $2,418,450)	2,420,830

		RIGHTS/WARRANTS — 0.0%

		France — 0.0%
	32,492	Peugeot SA Warrants, Expires 04/29/17 *	68,821

		TOTAL RIGHTS/WARRANTS (COST $81,782)	68,821

		MUTUAL FUNDS — 1.2%

		United States — 1.2%
		Affiliated Issuers
	210,185	GMO U.S. Treasury Fund	5,254,617

		TOTAL MUTUAL FUNDS (COST $5,254,617)	5,254,617

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
DKK	112	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/02/14	20
EUR	726	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	954
HKD	225,321	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	29,073
JPY	834,960	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	8,025
SGD	9,439	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	7,557
NOK	146,275	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	23,601
USD	1,376,383	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	1,376,383

See accompanying notes to the financial statements.	9

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	1,979,142	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 09/02/14	1,979,142

		Total Time Deposits	3,424,755

		TOTAL SHORT-TERM INVESTMENTS (COST $3,424,755)	3,424,755

		TOTAL INVESTMENTS — 99.8% (Cost $405,130,373)	457,110,198
		Other Assets and Liabilities (net) — 0.2%	1,007,602

		TOTAL NET ASSETS — 100.0%	$458,117,800

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BOA	AUD	294,111	USD	272,431	$(1,112)
10/31/2014	BNYM	CAD	339,586	USD	309,691	(2,197)
10/31/2014	BBH	CHF	513,107	USD	564,437	5,207
10/31/2014	BCLY	CHF	290,223	USD	319,149	2,839
10/31/2014	BOA	CHF	300,564	USD	330,595	3,014
10/31/2014	MSCI	CHF	510,554	USD	561,547	5,100
10/31/2014	SSB	CHF	510,554	USD	561,593	5,146
10/31/2014	BBH	GBP	638,261	USD	1,075,323	16,222
10/31/2014	BCLY	GBP	742,485	USD	1,250,842	18,796
10/31/2014	BNYM	GBP	776,418	USD	1,308,160	19,807
10/31/2014	BOA	GBP	776,419	USD	1,307,855	19,500
10/31/2014	DB	GBP	7,882,261	USD	13,280,427	200,963
10/31/2014	MSCI	GBP	638,261	USD	1,075,440	16,339
10/31/2014	BCLY	NOK	10,555,142	USD	1,679,172	(20,230)
10/31/2014	DB	NOK	4,122,132	USD	654,962	(8,711)
10/31/2014	SSB	NOK	3,546,702	USD	563,858	(7,169)
10/31/2014	BBH	SEK	9,348,645	USD	1,358,896	21,517
10/31/2014	BOA	SEK	7,985,913	USD	1,160,839	18,408
10/31/2014	BBH	USD	1,795,073	JPY	184,318,103	(22,765)
10/31/2014	BBH	USD	2,075,493	SGD	2,588,872	(2,861)
10/31/2014	BCLY	USD	2,417,990	JPY	248,258,658	(30,863)
10/31/2014	BCLY	USD	786,811	SGD	982,208	(463)

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BNYM	USD	2,929,666	JPY	300,875,204	$(36,605)
10/31/2014	BNYM	USD	1,736,743	SGD	2,167,349	(1,579)
10/31/2014	BOA	USD	3,138,116	JPY	322,195,083	(40,054)
10/31/2014	BOA	USD	2,176,319	SGD	2,714,425	(3,171)
10/31/2014	DB	USD	944,482	SGD	1,179,770	33
10/31/2014	MSCI	USD	2,120,506	JPY	217,767,794	(26,563)
10/31/2014	MSCI	USD	1,385,581	SGD	1,728,928	(1,414)
10/31/2014	SSB	USD	3,927,224	JPY	403,172,773	(50,523)

						$96,611

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Mini MSCI Emerging Markets	September 2014	$162,870	$(105)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

10	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.2%
Preferred Stocks	2.1
Short-Term Investments	1.8
Mutual Funds	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.0 ^
Other	0.4

100.0%

Country Summary*	% of Investments
France	19.3%
Japan	18.4
United Kingdom	17.8
Germany	16.3
Spain	5.8
Italy	5.7
Norway	2.3
Netherlands	2.0
Switzerland	1.7
Sweden	1.6
Finland	1.4
Israel	1.3
Australia	1.1
Hong Kong	1.1
Belgium	0.8
Denmark	0.8
Singapore	0.6
Canada	0.5
Austria	0.4
Ireland	0.4
Portugal	0.4
New Zealand	0.3
Malta	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	19.2%
Telecommunication Services	12.3
Automobiles & Components	11.5
Utilities	11.0
Capital Goods	9.0
Materials	7.9
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Insurance	3.5
Food, Beverage & Tobacco	3.0
Technology Hardware & Equipment	2.9
Banks	2.7
Food & Staples Retailing	2.5
Transportation	1.7
Retailing	1.7
Real Estate	1.5
Software & Services	1.2
Diversified Financials	0.9
Consumer Services	0.6
Health Care Equipment & Services	0.6
Media	0.4
Consumer Durables & Apparel	0.2
Commercial & Professional Services	0.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

11

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.2%

	Australia — 1.1%
22,065,918	Arrium Ltd	16,234,791
1,887,707	Bank of Queensland Ltd	22,203,460
4,442,741	BlueScope Steel Ltd *	22,907,634
6,256,614	Goodman Fielder Ltd	3,742,003
945,865	Investa Office Fund (REIT)	3,244,158
12,212,544	Mirvac Group (REIT)	20,954,153
2,560,268	Pacific Brands Ltd	1,266,324
6,534,569	Stockland (REIT)	25,964,905
6,130,234	TABCORP Holdings Ltd	20,558,184
4,142,557	Tatts Group Ltd	12,855,087

	Total Australia	149,930,699

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
858,108	OMV AG	33,135,623
630,482	Voestalpine AG	27,065,702

	Total Austria	60,201,325

	Belgium — 0.8%
698,527	Ageas	23,445,574
996,539	Belgacom SA	35,524,179
701,368	Delhaize Group	48,846,757

	Total Belgium	107,816,510

	Canada — 0.5%
183,700	Canadian Tire Corp Ltd	18,976,533
357,400	Catamaran Corp *	16,840,688
875,900	First Quantum Minerals Ltd	19,664,047
344,300	Home Capital Group Inc	17,169,085
124,600	RONA Inc	1,637,574

	Total Canada	74,287,927

	Denmark — 0.8%
29,181	AP Moeller – Maersk A/S	73,308,184
231,597	Carlsberg A/S	21,174,466
200,126	Jyske Bank A/S *	10,955,980

	Total Denmark	105,438,630

	Finland — 1.4%
1,589,400	Fortum Oyj	39,928,505
232,423	Metso Oyj	9,130,907
335,285	Neste Oil Oyj	6,557,152
13,576,034	Nokia Oyj	114,017,486
1,740,171	UPM–Kymmene Oyj	26,193,091

	Total Finland	195,827,141

Shares	Description	Value ($)
	France — 18.7%
3,028	Air France – KLM *	31,716
500,049	Alstom SA *	17,713,313
3,687,643	ArcelorMittal	53,598,782
1,152,660	AXA	28,601,844
672,954	BNP Paribas	45,473,563
1,214,975	Bouygues SA	44,653,626
1,100,056	Carrefour SA	38,176,658
1,846,481	Cie de Saint-Gobain	93,809,729
906,671	Cie Generale des Etablissements Michelin – Class B (Registered)	100,301,867
481,407	CNP Assurances	9,504,404
2,185,272	Credit Agricole SA	32,430,455
1,012,292	Electricite de France	32,909,576
8,980,040	GDF Suez	221,344,593
144,875	Lafarge SA	11,109,502
13,692,227	Orange	207,259,250
2,272,589	Peugeot SA *	31,973,006
1,039,976	Renault SA	81,496,431
2,752,167	Sanofi	301,616,566
1,108,371	Schneider Electric SE	93,766,612
123,646	SCOR SE	3,786,113
1,012,229	Societe Generale	51,340,953
79,074	Technicolor *	607,460
10,906,596	Total SA	719,710,107
434,262	Vallourec SA	19,406,528
1,796,376	Veolia Environnement SA	33,001,275
2,074,228	Vinci SA	135,676,647
8,084,535	Vivendi SA	210,514,355

	Total France	2,619,814,931

	Germany — 13.8%
678,205	Allianz SE (Registered)	115,819,487
509,503	Aurubis AG	25,061,121
3,891,623	BASF SE	401,201,004
1,850,763	Bayerische Motoren Werke AG	215,997,704
4,437,197	Daimler AG (Registered)	364,003,932
1,060,076	Deutsche Lufthansa AG (Registered)	18,421,760
1,094,461	Deutsche Bank AG (Registered)	37,524,844
8,535,576	Deutsche Telekom AG (Registered)	127,924,048
209,437	Duerr AG	16,169,920
14,516,204	E.ON AG	264,195,783
241,215	Freenet AG	6,463,268
227,461	Fresenius Medical Care AG & Co	16,026,554
149,075	Hannover Rueck SE	12,400,019
196	HeidelbergCement AG	14,837
911,622	K+S AG (Registered)	28,364,646
845,740	Kloeckner & Co SE *	11,582,690
650,541	Metro AG *	22,914,647
273,403	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	54,892,231

12	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
3,710,226	RWE AG	145,490,887
257,154	Salzgitter AG	9,617,042
172,859	Volkswagen AG	38,837,858

	Total Germany	1,932,924,282

	Hong Kong — 1.1%
806,000	Cheung Kong Holdings Ltd	14,703,270
15,496,790	Esprit Holdings Ltd	25,144,903
691,000	Hongkong Land Holdings Ltd	4,734,407
125,500	Kerry Properties Ltd	465,435
3,200,191	Link (REIT)	19,007,147
2,839,931	Sun Hung Kai Properties Ltd	43,113,639
641,500	Swire Pacific Ltd	8,647,542
1,978,000	Wharf Holdings Ltd (The)	15,490,588
125,000	Wheelock & Co Ltd	654,868
4,359,700	Yue Yuen Industrial Holdings	13,482,546

	Total Hong Kong	145,444,345

	Ireland — 0.4%
1,885,294	CRH Plc	43,451,675
758,365	Smurfit Kappa Group Plc	17,211,741

	Total Ireland	60,663,416

	Israel — 1.2%
1,834,961	Bank Hapoalim BM	10,398,615
6,322,488	Bank Leumi Le-Israel *	24,686,839
1,626,900	Check Point Software Technologies Ltd *	115,542,438
9,824,251	Israel Discount Bank Ltd – Class A *	16,509,757
804,937	Partner Communications Co Ltd *	5,804,675

	Total Israel	172,942,324

	Italy — 5.5%
18,731,217	A2A SPA	20,555,623
41,125,267	Enel SPA	217,827,090
10,875,690	ENI SPA	271,577,247
510,838	Exor SPA	20,344,693
3,918,677	Fiat SPA *	38,324,838
2,159,481	Finmeccanica SPA *	20,250,174
302,195	Italcementi SPA	2,186,353
4,711,809	Mediaset SPA *	19,488,775
1,891,284	Mediolanum SPA	14,085,042
210,401	Recordati SPA	3,427,928
620,217	Saipem SPA *	14,727,788
78,127,304	Telecom Italia SPA *	90,125,974
42,376,758	Telecom Italia SPA-Di RISP	39,023,764

	Total Italy	771,945,289

Shares	Description	Value ($)
	Japan — 17.9%
51,600	Adastria Holdings Co Ltd	1,033,683
1,945,400	Aeon Co Ltd	21,036,509
362,900	Aisin Seiki Co Ltd	13,431,756
234,000	Alfresa Holdings Corp	13,900,158
80,500	Aoyama Trading Co Ltd	1,992,551
2,609,000	Asahi Glass Co Ltd	14,137,378
2,037,000	Asahi Kasei Corp	16,345,777
86,900	Asatsu-DK, Inc.	2,293,185
413,800	Brother Industries Ltd	8,031,469
1,550,000	Calsonic Kansei Corp	8,948,401
2,385,500	Canon Inc	77,847,386
238,800	Central Japan Railway Co	33,482,873
1,224,600	Chubu Electric Power Co Inc *	14,149,634
8,250,000	Cosmo Oil Co Ltd	15,473,593
389,300	Daihatsu Motor Co Ltd	6,684,547
72,500	Daiichi Sankyo Co Ltd	1,282,944
1,414,000	Daikyo Inc	2,709,578
259,000	Daito Trust Construction Co Ltd	32,061,363
1,039,000	Denki Kagaku Kogyo K K	3,520,445
149,000	Electric Power Development Co Ltd	4,881,301
594,100	FujiFilm Holdings Corp	17,938,373
381,500	Fuji Oil Co Ltd	6,271,087
714,000	Gunze Ltd	2,018,498
960,400	Hakuhodo DY Holdings Inc	9,938,481
1,299,000	Hanwa Co Ltd	5,125,117
760,600	Haseko Corp	6,301,898
251,100	Hitachi Chemical Co Ltd	4,674,840
3,788,200	Honda Motor Co Ltd	128,595,182
513,900	Idemitsu Kosan Co Ltd	11,279,273
3,621,900	Inpex Corp	51,927,821
809,900	IT Holdings Corp	14,933,971
6,276,800	Itochu Corp	79,872,063
6,505,000	Japan Tobacco, Inc.	222,884,493
1,239,600	JFE Holdings Inc	25,095,303
199,800	JSR Corp	3,473,687
7,517,790	JX Holdings Inc	38,684,943
747,800	K’s Holdings Corp	20,891,264
409,000	Kaneka Corp	2,420,860
11,760,000	Kawasaki Kisen Kaisha Ltd	28,305,620
493,600	KDDI Corp.	28,522,796
13,388,000	Kobe Steel Ltd	21,779,175
154,800	Kohnan Shoji Co Ltd	1,625,456
530,700	Kuraray Co Ltd	6,611,854
1,760,500	Kyocera Corp	82,458,246
760,900	Leopalace21 Corp *	4,378,661
6,944,300	Marubeni Corp	50,146,501
1,038,100	Medipal Holdings Corp	13,442,934
6,392,700	Mitsubishi Chemical Holdings Corp	31,911,157
5,457,300	Mitsubishi Corp	112,914,799
3,683,900	Mitsubishi UFJ Financial Group Inc	21,232,673

See accompanying notes to the financial statements.	13

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
604,700	Mitsubishi UFJ Lease & Finance Co Ltd	3,232,177
7,244,000	Mitsui Chemicals Inc	21,397,909
8,724,000	Mitsui Engineering & Shipbuilding Co Ltd	19,059,848
6,437,400	Mitsui & Co Ltd	105,021,407
1,616,000	Mitsui Mining & Smelting Co Ltd	4,978,774
5,539,000	Mitsui OSK Lines Ltd	20,296,999
911,500	Net One Systems Co Ltd	5,681,204
284,000	Nichirei Corp	1,338,067
2,952,000	Nippon Light Metal Co Ltd	4,717,621
6,700	Nippon Paper Industries Co Ltd	108,151
957,000	Nippon Electric Glass Co Ltd	4,815,230
1,957,300	Nippon Telegraph & Telephone Corp	131,472,485
7,146,000	Nippon Yusen Kabushiki Kaisha	21,035,760
1,115,100	Nipro Corp	9,843,721
23,470,800	Nissan Motor Co Ltd	225,449,389
1,076,000	Nisshinbo Holdings Inc	10,043,477
177,000	Nisshin Seifun Group Inc	2,041,517
128,200	NOK Corp	2,770,567
971,200	North Pacific Bank Ltd	3,939,937
4,893,600	NTT Docomo, Inc.	84,743,263
128,200	Okinawa Electric Power Co	4,172,768
2,642	ORIX JREIT Inc (REIT)	3,535,314
3,007,000	Osaka Gas Co Ltd	12,367,184
383,000	Rengo Co Ltd	1,800,306
4,297,000	Resona Holdings Inc	23,323,113
1,580,500	Ricoh Co Ltd	17,155,576
451,800	Round One Corp	2,940,501
16,400	Ryohin Keikaku Co Ltd	1,842,478
37,000	Seino Holdings Co Ltd	347,180
815,400	Sekisui House Ltd	10,253,119
103,500	Shimamura Co Ltd	9,330,662
3,277,000	Showa Denko KK	4,728,707
2,216,800	Showa Shell Sekiyu KK	23,803,491
18,703,800	Sojitz Corp	30,964,295
880,000	Sumitomo Chemical Co Ltd	3,159,244
1,389,000	Sumitomo Heavy Industries Ltd	7,179,566
1,987,900	Sumitomo Mitsui Construction Co Ltd *	2,429,393
408,600	Sumitomo Rubber Industries	5,843,743
5,000,300	Sumitomo Corp	64,600,175
117,600	Sumitomo Forestry Co Ltd	1,314,057
1,456,000	Sumitomo Metal Mining Co Ltd	22,109,937
212,200	Sumitomo Mitsui Financial Group Inc	8,583,299
225,300	Suzuken Co Ltd	7,506,014
1,278,900	Takeda Pharmaceutical Co Ltd	58,424,978
69,100	TDK Corp	3,445,229
665,000	Tokuyama Corp	2,202,778
4,789,800	Tokyo Electric Power Co Inc (The) *	17,294,142
954,000	TonenGeneral Sekiyu KK	8,701,954
5,526,000	Tosoh Corp	22,882,733

Shares	Description	Value ($)
	Japan — continued
1,342,600	Toyota Tsusho Corp	35,468,257
2,977,000	Ube Industries Ltd	5,040,681
2,054,300	UNY Co Ltd	11,549,643
291,600	West Japan Railway Co	13,796,521
7,896,200	Yamada Denki Co Ltd	25,367,979
368,000	Yokohama Rubber Co Ltd (The)	3,272,642

	Total Japan	2,507,626,719

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.9%
4,510,412	Aegon NV	35,666,697
334,289	Corbion NV	5,600,744
180,853	Delta Lloyd NV	4,357,803
122,938	Fugro NV	4,458,267
273,608	Heineken NV	20,830,905
4,420,878	ING Groep NV *	60,843,925
3,843,495	Koninklijke Ahold NV	65,665,056
1,510,138	Koninklijke BAM Groep NV	3,577,990
166,035	Koninklijke DSM NV	11,093,058
17,250,396	Koninklijke KPN NV *	57,582,671

	Total Netherlands	269,677,116

	New Zealand — 0.3%
1,698,415	Chorus Ltd	2,494,620
1,889,924	Fletcher Building Ltd	14,552,889
9,982,205	Spark New Zealand Ltd	24,502,804

	Total New Zealand	41,550,313

	Norway — 2.2%
239,167	Aker Solutions ASA	3,637,490
1,120,878	DNB ASA	20,976,498
83,332	Fred Olsen Energy ASA	1,958,022
1,508,296	Golden Ocean Group Ltd	2,485,438
521,620	Petroleum Geo-Services ASA	3,931,576
6,164,171	Statoil ASA	173,396,864
701,504	Storebrand ASA *	3,909,442
600,319	Subsea 7 SA	10,007,362
1,584,804	Telenor ASA	36,404,760
413,572	TGS Nopec Geophysical Co ASA	11,685,199
866,846	Yara International ASA	43,461,986

	Total Norway	311,854,637

	Portugal — 0.4%
10,661,458	EDP-Energias de Portugal SA	51,657,762

	Singapore — 0.6%
12,205,000	Ezra Holdings Ltd	10,939,102
65,313,000	Golden Agri-Resources Ltd	26,663,004

14	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
24,317,000	Noble Group Ltd	26,435,454
772,400	Singapore Technologies Engineering Ltd	2,262,148
4,448,000	Swiber Holdings Ltd	1,745,754
18,977,000	Yangzijiang Shipbuilding Holdings Ltd	17,694,030

	Total Singapore	85,739,492

	Spain — 5.7%
120,368	Acciona SA *	9,634,430
563,186	ACS Actividades de Construccion y Servicios SA	23,722,408
683,421	Enagas	22,794,829
1,864,680	Gas Natural SDG SA	57,173,506
27,677,355	Iberdrola SA	203,358,363
1,232,372	Indra Sistemas SA	18,533,322
1,278,015	Mapfre SA	4,793,146
3,774,836	Repsol YPF SA	93,749,114
22,964,056	Telefonica SA	364,319,800

	Total Spain	798,078,918

	Sweden — 1.6%
5,340,944	Ericsson LM – B Shares	66,556,382
133,743	Industrivarden AB – Class C	2,413,230
427,845	Investor AB	15,889,013
141,386	Sandvik AB	1,765,025
755,286	Skanska AB – Class B	15,630,280
1,093,974	Tele2 AB – Class B	13,626,446
11,819,851	TeliaSonera AB	86,330,352
1,854,001	Volvo AB – Class B	22,166,492

	Total Sweden	224,377,220

	Switzerland — 1.6%
620,823	ABB Ltd (Registered)	14,120,258
716,426	Holcim Ltd (Registered)	57,021,529
543,907	Novartis AG (Registered)	48,868,121
47,085	Swiss Life Holding AG (Registered)	11,878,506
34,240	Swisscom AG (Registered)	19,891,648
425,288	Transocean Ltd	16,382,862
189,349	Zurich Insurance Group AG	57,164,876

	Total Switzerland	225,327,800

	United Kingdom — 17.3%
1,369,108	Amlin Plc	10,234,552
4,658,500	AstraZeneca Plc	355,482,648
3,759,374	Aviva Plc	32,536,805
5,358,938	BAE Systems Plc	39,656,394
6,401,511	Balfour Beatty Plc	25,773,587
1,761,695	BG Group Plc	35,116,885
55,773,875	BP Plc	444,911,570
580,495	Bunzl Plc	15,868,962

Shares	Description	Value ($)
	United Kingdom — continued
810,351	Cairn Energy Plc *	2,417,802
669,704	Cape Plc	3,455,885
975,771	Carillion Plc	5,456,919
1,225,894	Catlin Group Ltd	10,466,828
11,924,094	Centrica Plc	63,294,605
2,906,636	Cobham Plc	14,345,658
5,130,152	Debenhams Plc	5,659,922
996,829	Direct Line Insurance Group Plc	4,947,348
3,324,251	Dixons Carphone Plc	19,059,827
1,790,870	Drax Group Plc	18,658,634
9,846,457	FirstGroup Plc *	20,809,739
1,645,975	Friends Life Group Ltd	8,391,637
6,796,541	Glencore Plc	40,925,079
177,677	Halfords Group Plc	1,407,517
5,268,592	Home Retail Group Plc	16,039,140
2,384,197	Imperial Tobacco Group Plc	104,058,157
1,591,791	Inchcape Plc	17,859,066
1,560,553	Intermediate Capital Group Plc	10,583,719
143,606	JD Wetherspoon Plc	1,776,218
3,887,588	J Sainsbury Plc	18,770,656
3,551,096	Kingfisher Plc	17,926,869
464,119	Ladbrokes Plc	1,027,592
83,313	Lancashire Holdings Ltd	866,526
19,134,909	Man Group Plc	37,644,029
3,840,434	Marks & Spencer Group Plc	27,431,982
286,055	Micro Focus International Plc	4,142,124
414,054	Mitie Group Plc	2,173,711
292,036	National Express Group Plc	1,244,753
147,191	Next Plc	17,343,867
1,240,975	Pearson Plc	22,899,487
379,321	Premier Oil Plc	2,191,938
9,116,522	Royal Dutch Shell Plc A Shares (London)	368,960,692
5,778,290	Royal Dutch Shell Plc B Shares (London)	244,069,256
1,847,707	RSA Insurance Group Plc	14,055,059
1,614,389	Scottish & Southern Energy Plc	40,717,046
409,543	Serco Group Plc	2,115,809
1,262,068	Spirit Pub Co Plc	1,575,938
2,161,231	Standard Life Assurance Plc	13,807,974
21,597,315	Tesco Plc	82,554,380
10,313,522	Thomas Cook Group Plc *	21,396,465
3,935,466	TUI Travel Plc	24,347,606
29,048,056	Vodafone Group Plc	99,834,701
10,801,644	WM Morrison Supermarkets Plc	31,861,964

	Total United Kingdom	2,428,155,527

	TOTAL COMMON STOCKS (COST $12,418,836,285)	13,341,282,323

See accompanying notes to the financial statements.	15

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 2.1%

	Germany — 2.1%
921,325	Porsche Automobil Holding SE	84,084,149
949,237	Volkswagen AG	213,943,765

	Total Germany	298,027,914

	TOTAL PREFERRED STOCKS (COST $319,986,001)	298,027,914

	RIGHTS/WARRANTS — 0.1%

	France — 0.1%
3,963,111	Peugeot SA Warrants, Expires 04/29/17 *	8,394,216

	Hong Kong — 0.0%
298,416	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16 *	735,446

	TOTAL RIGHTS/WARRANTS (COST $4,863,691)	9,129,662

	MUTUAL FUNDS — 0.4%

	United States — 0.4%
	Affiliated Issuers
2,202,960	GMO U.S. Treasury Fund	55,074,000

	TOTAL MUTUAL FUNDS (COST $55,074,000)	55,074,000

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 0.5%
AUD	1,389,832	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 1.87%, due 09/02/14	1,298,034
USD	5,784,244	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.06%, due 09/02/14	5,784,244
JPY	122,182,480	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/02/14	1,174,323
EUR	35,234	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	46,295
GBP	502,184	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/02/14	833,701
NOK	8,321,837	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	1,342,676
USD	68,599,133	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	68,599,133

		Total Time Deposits	79,078,406

		U.S. Government — 1.3%
	72,750,000	U.S. Treasury Bill, 0.01%, due 12/11/14 (a)	72,745,926
	105,715,000	U.S. Treasury Bill, 0.02%, due 10/16/14 (a)	105,712,826

		Total U.S. Government	178,458,752

		TOTAL SHORT-TERM INVESTMENTS (COST $257,532,861)	257,537,158

		TOTAL INVESTMENTS — 99.6% (Cost $13,056,292,838)	13,961,051,057
		Other Assets and Liabilities (net) — 0.4%	61,937,657

		TOTAL NET ASSETS — 100.0%	$14,022,988,714

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BBH	AUD	12,791,894	USD	11,848,236	$(49,097)
10/31/2014	BCLY	AUD	22,745,661	USD	21,066,001	(89,015)
10/31/2014	BNYM	AUD	17,131,403	USD	15,861,281	(72,092)
10/31/2014	BOA	AUD	18,568,825	USD	17,200,061	(70,212)
10/31/2014	DB	AUD	18,815,210	USD	17,412,536	(86,892)
10/31/2014	MSCI	AUD	8,219,362	USD	7,611,783	(32,784)
10/31/2014	SSB	AUD	18,322,376	USD	16,966,245	(74,813)
10/31/2014	BBH	CAD	9,838,950	USD	8,966,345	(70,113)
10/31/2014	BNYM	CAD	10,403,856	USD	9,487,981	(67,308)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BOA	CAD	13,073,800	USD	11,915,897	$(91,568)
10/31/2014	MSCI	CAD	15,907,050	USD	14,503,045	(106,582)
10/31/2014	BBH	CHF	20,280,436	USD	22,309,238	205,823
10/31/2014	BCLY	CHF	31,800,274	USD	34,969,777	311,022
10/31/2014	BNYM	CHF	31,580,791	USD	34,739,669	320,126
10/31/2014	BOA	CHF	19,917,730	USD	21,907,838	199,732
10/31/2014	DB	CHF	19,988,499	USD	21,985,678	200,442
10/31/2014	JPM	CHF	19,917,731	USD	21,912,418	204,311
10/31/2014	MSCI	CHF	20,179,539	USD	22,195,017	201,569

16	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	SSB	CHF	32,301,895	USD	35,531,065	$325,599
10/31/2014	BBH	GBP	33,829,285	USD	56,994,564	859,790
10/31/2014	BCLY	GBP	33,543,690	USD	56,510,048	849,177
10/31/2014	BNYM	GBP	49,190,502	USD	82,879,355	1,254,877
10/31/2014	BOA	GBP	52,349,645	USD	88,181,407	1,314,790
10/31/2014	DB	GBP	31,188,741	USD	52,548,350	795,174
10/31/2014	JPM	GBP	41,527,505	USD	69,968,721	1,059,871
10/31/2014	MSCI	GBP	45,849,163	USD	77,253,712	1,173,700
10/31/2014	SSB	GBP	28,183,392	USD	47,492,482	726,245
10/31/2014	BBH	NOK	61,701,153	USD	9,817,646	(116,379)
10/31/2014	BOA	NOK	56,612,438	USD	9,005,856	(108,875)
10/31/2014	DB	NOK	145,033,159	USD	23,044,181	(306,486)
10/31/2014	JPM	NOK	145,033,160	USD	23,074,020	(276,646)
10/31/2014	MSCI	NOK	65,982,918	USD	10,494,063	(129,336)
10/31/2014	BCLY	NZD	21,624,484	USD	18,240,901	257,304
10/31/2014	BOA	NZD	21,213,762	USD	17,908,743	266,715
10/31/2014	BBH	SEK	102,768,784	USD	14,938,213	236,536
10/31/2014	BCLY	SEK	126,289,719	USD	18,360,272	293,787
10/31/2014	BNYM	SEK	121,786,048	USD	17,703,648	281,439
10/31/2014	DB	SEK	123,631,290	USD	17,942,802	256,621
10/31/2014	JPM	SEK	101,741,096	USD	14,794,485	239,824
10/31/2014	SSB	SEK	103,282,628	USD	14,999,143	223,957
10/31/2014	BBH	USD	47,008,619	JPY	4,826,845,038	(596,165)
10/31/2014	BBH	USD	26,753,675	SGD	33,371,277	(36,883)
10/31/2014	BCLY	USD	15,001,229	CHF	13,604,720	(173,601)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BCLY	USD	7,612,110	EUR	5,685,389	$(139,005)
10/31/2014	BCLY	USD	41,889,372	JPY	4,300,844,625	(534,666)
10/31/2014	BCLY	USD	56,593,237	SGD	70,647,601	(33,301)
10/31/2014	BNYM	USD	15,246,291	CHF	13,810,853	(194,001)
10/31/2014	BNYM	USD	9,317,684	EUR	6,959,546	(169,775)
10/31/2014	BNYM	USD	71,689,405	JPY	7,362,466,082	(895,725)
10/31/2014	BNYM	USD	34,369,490	SGD	42,891,027	(31,258)
10/31/2014	BOA	USD	21,456,293	EUR	16,028,187	(388,196)
10/31/2014	BOA	USD	71,699,283	JPY	7,361,472,926	(915,152)
10/31/2014	BOA	USD	53,185,792	SGD	66,336,245	(77,496)
10/31/2014	DB	USD	12,509,457	EUR	9,348,881	(220,910)
10/31/2014	DB	USD	80,716,920	JPY	8,294,268,873	(963,504)
10/31/2014	DB	USD	11,048,261	NOK	68,253,949	(59,221)
10/31/2014	DB	USD	22,915,958	SGD	28,624,758	807
10/31/2014	JPM	USD	83,056,704	JPY	8,528,655,243	(1,049,550)
10/31/2014	JPM	USD	20,563,324	NOK	126,757,334	(155,107)
10/31/2014	JPM	USD	15,726,058	SGD	19,625,083	(14,365)
10/31/2014	MSCI	USD	88,018,688	JPY	9,039,182,102	(1,102,570)
10/31/2014	MSCI	USD	43,633,813	SGD	54,446,272	(44,539)
10/31/2014	SSB	USD	15,299,816	CHF	13,810,853	(247,525)
10/31/2014	SSB	USD	77,510,908	JPY	7,957,347,359	(997,156)
10/31/2014	SSB	USD	21,533,662	SGD	26,877,498	(15,740)

						$1,255,629

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	17

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.6%
Preferred Stocks	2.2
Mutual Funds	1.4
Short-Term Investments	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.0 ^
Other	0.3

100.0%

Country Summary*	% of Investments
France	19.5%
United Kingdom	18.0
Japan	17.9
Germany	16.6
Spain	6.1
Italy	5.4
Norway	2.2
Netherlands	1.9
Switzerland	1.8
Sweden	1.7
Finland	1.6
Israel	1.3
Australia	1.2
Hong Kong	1.1
Belgium	0.8
Denmark	0.7
Singapore	0.5
Austria	0.4
Ireland	0.4
New Zealand	0.4
Portugal	0.4
Canada	0.1
Malta	0.0

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	18.4%
Telecommunication Services	12.6
Automobiles & Components	11.9
Utilities	10.4
Capital Goods	8.7
Materials	7.5
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Insurance	3.2
Food, Beverage & Tobacco	3.1
Technology Hardware & Equipment	3.0
Banks	3.0
Food & Staples Retailing	2.7
Retailing	2.0
Transportation	1.9
Real Estate	1.8
Software & Services	1.1
Media	0.6
Health Care Equipment & Services	0.5
Consumer Services	0.5
Diversified Financials	0.4
Consumer Durables & Apparel	0.4
Commercial & Professional Services	0.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

18

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.6%

	Australia — 1.2%
3,180,740	Arrium Ltd	2,340,200
610,799	BlueScope Steel Ltd *	3,149,398
33,064	Flight Centre Travel Group Ltd	1,449,384
2,348,220	Goodman Fielder Ltd	1,404,441
391,210	GPT Group (REIT)	1,458,566
501,422	Investa Office Fund (REIT)	1,719,793
179,298	JB Hi–Fi Ltd	2,824,225
1,484,652	Mirvac Group (REIT)	2,547,350
733,673	Myer Holdings Ltd	1,659,550
523,784	Pacific Brands Ltd	259,067
791,918	Stockland (REIT)	3,146,661
719,414	TABCORP Holdings Ltd	2,412,607

	Total Australia	24,371,242

	Austria — 0.4%
108,916	OMV AG	4,205,764
14,096	Raiffeisen Bank International AG	361,978
91,312	Voestalpine AG	3,919,895

	Total Austria	8,487,637

	Belgium — 0.8%
98,104	Ageas	3,292,793
145,989	Belgacom SA	5,204,151
107,211	Delhaize Group	7,466,707

	Total Belgium	15,963,651

	Canada — 0.1%
50,300	Catamaran Corp *	2,370,136

	Denmark — 0.7%
4,465	AP Moeller – Maersk A/S – Class B	11,216,923
26,003	Carlsberg A/S – Class B	2,377,404

	Total Denmark	13,594,327

	Finland — 1.6%
301,423	Fortum Oyj	7,572,273
67,939	Neste Oil Oyj	1,328,680
2,159,609	Nokia Oyj	18,137,343
321,607	UPM–Kymmene Oyj	4,840,835

	Total Finland	31,879,131

	France — 19.0%
45,510	Alstom SA *	1,612,108
575,412	ArcelorMittal	8,363,440
161,215	AXA	4,000,352
108,229	BNP Paribas	7,313,365
177,668	Bouygues SA	6,529,781
207,777	Carrefour SA	7,210,752
21,167	Casino Guichard-Perrachon SA	2,527,902

Shares	Description	Value ($)

	France — continued
130,702	Cie Generale des Etablissements Michelin – Class B	14,459,109
27,709	CNP Assurances	547,058
279,970	Compagnie de Saint-Gobain	14,223,764
173,656	Credit Agricole SA	2,577,136
39,819	Danone SA	2,780,641
157,089	Electricite de France	5,106,958
1,265,600	GDF Suez	31,195,152
32,328	Lafarge SA	2,479,020
2,008,556	Orange	30,403,514
174,743	Peugeot SA *	2,458,456
153,787	Renault SA	12,051,328
467,293	Sanofi	51,211,758
188,649	Schneider Electric SE	15,959,437
141,995	Societe Generale	7,202,084
1,494,254	Total SA	98,603,607
12,872	Valeo SA	1,556,171
157,612	Veolia Environnement SA	2,895,494
327,122	Vinci SA	21,397,270
1,191,600	Vivendi SA	31,028,242

	Total France	385,693,899

	Germany — 14.0%
95,812	Allianz SE (Registered)	16,362,157
68,104	Aurubis AG	3,349,858
592,228	BASF SE	61,054,853
269,287	Bayerische Motoren Werke AG	31,427,781
675,904	Daimler AG (Registered)	55,447,552
155,830	Deutsche Lufthansa AG (Registered)	2,707,978
141,600	Deutsche Bank AG (Registered)	4,854,918
1,358,851	Deutsche Telekom AG (Registered)	20,365,318
50,580	Duerr AG	3,905,110
2,040,769	E.ON AG	37,142,118
41,745	Fresenius SE & Co KGaA	2,036,544
35,827	Fresenius Medical Care AG & Co	2,524,316
7,575	Hannover Rueck SE	630,086
22,338	HeidelbergCement AG	1,690,965
49,036	K+S AG (Registered)	1,525,730
95,184	Metro AG *	3,352,760
34,864	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,999,787
69,657	ProSiebenSat.1 Media AG (Registered)	2,793,234
530,231	RWE AG	20,792,205
25,519	Volkswagen AG	5,733,594

	Total Germany	284,696,864

	Hong Kong — 1.1%
111,000	Cheung Kong Holdings Ltd	2,024,892
1,800,000	Esprit Holdings Ltd	2,920,658
84,000	Henderson Land Development Co Ltd	556,693
165,000	Hongkong Land Holdings Ltd	1,130,502

See accompanying notes to the financial statements.	19

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
146,000	Link (REIT)	867,149
96,000	Sino Land	168,873
311,392	Sun Hung Kai Properties Ltd	4,727,313
261,000	Swire Pacific Ltd	3,518,330
243,000	Wharf Holdings Ltd (The)	1,903,040
15,000	Wheelock & Co Ltd	78,584
3,486,000	Xinyi Glass Holdings Ltd	2,198,803
471,500	Yue Yuen Industrial Holdings	1,458,133

	Total Hong Kong	21,552,970

	Ireland — 0.4%
324,219	CRH Plc	7,472,500

	Israel — 1.3%
86,957	Africa Israel Investments Ltd *	144,184
1,235,693	Bezeq Israeli Telecommunication Corp Ltd	2,331,869
256,300	Check Point Software Technologies Ltd *	18,202,426
192,256	Partner Communications Co Ltd *	1,386,424
66,028	Teva Pharmaceutical Industries Ltd	3,466,936

	Total Israel	25,531,839

	Italy — 5.2%
1,319,857	A2A SPA	1,448,410
47,499	Azimut Holding SPA	1,237,785
76,591	Banco Popolare Scarl *	1,198,294
6,063,772	Enel SPA	32,117,817
1,494,471	ENI SPA	37,318,489
582,680	Fiat SPA *	5,698,637
251,815	Finmeccanica SPA *	2,361,353
555,228	Mediaset SPA *	2,296,510
190,176	Mediolanum SPA	1,416,306
36,072	Recordati SPA	587,698
53,995	Saipem SPA *	1,282,175
11,209,659	Telecom Italia SPA *	12,931,221
6,546,504	Telecom Italia SPA-Di RISP	6,028,522

	Total Italy	105,923,217

	Japan — 17.5%
10,520	Adastria Holdings Co Ltd	210,743
201,800	Aeon Co Ltd	2,182,157
58,700	Aisin Seiki Co Ltd	2,172,621
4,000	Alfresa Holdings Corp	237,610
358,000	Asahi Glass Co Ltd	1,939,893
323,000	Asahi Kasei Corp	2,591,893
16,800	Bridgestone Corp	577,010
23,800	Brother Industries Ltd	461,936
367,000	Canon Inc	11,976,521
38,400	Central Japan Railway Co	5,384,181
168,400	Chubu Electric Power Co Inc *	1,945,777
57,000	Daido Steel Co Ltd	250,579
79,700	Daiei Inc *	100,407

Shares	Description	Value ($)

	Japan — continued
54,400	Daihatsu Motor Co Ltd	934,085
46,100	Daiichi Sankyo Co Ltd	815,775
191,000	Daikyo Inc	366,004
31,601	Daito Trust Construction Co Ltd	3,911,858
52,000	Dai Nippon Printing Co Ltd	545,856
73,000	Denki Kagaku Kogyo K K	247,346
8,400	East Japan Railway Co	653,041
16,800	Electric Power Development Co Ltd	550,375
105,400	FujiFilm Holdings Corp	3,182,468
124,000	Gunze Ltd	350,552
187,600	Hakuhodo DY Holdings Inc	1,941,336
593,374	Haseko Corp	4,916,359
24,700	Hitachi Chemical Co Ltd	459,851
535,600	Honda Motor Co Ltd	18,181,611
34,600	Idemitsu Kosan Co Ltd	759,414
465,700	Inpex Corp	6,676,823
96,000	Isuzu Motors Ltd	664,386
896,900	Itochu Corp	11,413,022
9,300	Japan Airlines Co Ltd	523,031
5,100	Japan Petroleum Exploration Co	198,671
958,200	Japan Tobacco, Inc.	32,831,348
160,100	JFE Holdings Inc	3,241,173
18,000	JSR Corp	312,945
1,289,030	JX Holdings Inc	6,633,073
120,920	K’s Holdings Corp	3,378,138
120,380	Kakaku.com Inc	1,889,228
31,000	Kaneka Corp	183,488
62,700	Kansai Electric Power Co Inc (The) *	573,752
1,669,000	Kawasaki Kisen Kaisha Ltd	4,017,184
56,908	KDDI Corp.	3,288,443
478,000	Kobe Steel Ltd	777,595
38,484	Kohnan Shoji Co Ltd	404,096
43,500	Komatsu Ltd	981,840
28,700	Kuraray Co Ltd	357,566
13,900	Kurita Water Industries Ltd	312,155
171,500	Kyocera Corp	8,032,712
615,000	Leopalace21 Corp *	3,539,068
995,600	Marubeni Corp	7,189,473
143,494	Medipal Holdings Corp	1,858,184
37,400	Mitsubishi Tanabe Pharma Corp	572,671
799,600	Mitsubishi Chemical Holdings Corp	3,991,453
788,600	Mitsubishi Corp	16,316,605
1,411,700	Mitsubishi UFJ Financial Group Inc	8,136,530
59,000	Mitsui Chemicals Inc	174,279
921,800	Mitsui & Co Ltd	15,038,483
231,000	Mitsui Mining & Smelting Co Ltd	711,694
623,866	Mitsui OSK Lines Ltd	2,286,082
34,500	NHK Spring Co Ltd	330,361
473,700	Nippon Light Metal Co Ltd	757,025
147,600	Nippon Paper Industries Co Ltd	2,382,546
62,000	Nippon Electric Glass Co Ltd	311,958

20	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
392,000	Nippon Steel Corp	1,110,147
273,900	Nippon Telegraph & Telephone Corp	18,397,953
935,000	Nippon Yusen Kabushiki Kaisha	2,752,370
123,308	Nipro Corp	1,088,521
130,000	Nishi-Nippon City Bank Ltd (The)	340,350
3,688,100	Nissan Motor Co Ltd	35,426,142
15,400	Nisshin Seifun Group Inc	177,623
60,200	Nitori Holdings Co Ltd	3,613,328
13,700	NOK Corp	296,075
118,397	North Pacific Bank Ltd	480,310
685,900	NTT Docomo, Inc.	11,877,841
479,000	Osaka Gas Co Ltd	1,970,030
450,300	Resona Holdings Inc	2,444,123
236,500	Ricoh Co Ltd	2,567,095
82,000	Round One Corp	533,690
24,500	Ryohin Keikaku Co Ltd	2,752,482
141,800	Sekisui House Ltd	1,783,042
4,100	Shimamura Co Ltd	369,620
420,000	Showa Denko KK	606,060
13,300	Showa Shell Sekiyu KK	142,812
1,935,700	Sojitz Corp	3,204,567
185,000	Sumitomo Chemical Co Ltd	664,159
57,000	Sumitomo Heavy Industries Ltd	294,626
257,400	Sumitomo Mitsui Construction Co Ltd *	314,566
11,100	Sumitomo Rubber Industries	158,751
697,200	Sumitomo Corp	9,007,308
211,000	Sumitomo Metal Mining Co Ltd	3,204,119
121,400	Sumitomo Mitsui Financial Group Inc	4,910,521
18,500	Suzuken Co Ltd	616,339
216,200	Takeda Pharmaceutical Co Ltd	9,876,832
10,400	TDK Corp	518,529
596,000	Tokyo Electric Power Co Inc (The) *	2,151,929
161,000	TonenGeneral Sekiyu KK	1,468,569
57,000	Toppan Printing Co Ltd	418,942
280,000	Tosoh Corp	1,159,458
202,900	Toyota Tsusho Corp	5,360,129
161,000	Ube Industries Ltd	272,607
44,600	West Japan Railway Co	2,110,167
818,500	Yamada Denki Co Ltd	2,629,580
31,000	Yokohama Rubber Co Ltd (The)	275,685

	Total Japan	355,481,337

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.9%
423,225	Aegon NV	3,346,709
6,448	Corbion NV	108,031
58,584	Delta Lloyd NV	1,411,630
1,425	Fugro NV	51,677
52,014	Heineken NV	3,960,040

Shares	Description	Value ($)

	Netherlands — continued
48,581	ING Groep NV *	668,613
584,756	Koninklijke Ahold NV	9,990,396
34,856	Koninklijke DSM NV	2,328,784
2,819,526	Koninklijke KPN NV *	9,411,717
783,970	PostNL NV *	3,931,418
934,497	SNS REAAL NV * (a)	—
32,139	Wereldhave NV (REIT)	2,959,997

	Total Netherlands	38,169,012

	New Zealand — 0.3%
383,307	Chorus Ltd	562,998
429,317	Fletcher Building Ltd	3,305,849
1,147,891	Spark New Zealand Ltd	2,817,669

	Total New Zealand	6,686,516

	Norway — 2.2%
847	Aker Solutions ASA	12,882
52,391	DNB ASA	980,463
5,784	Fred Olsen Energy ASA	135,905
8,701	Petroleum Geo-Services ASA	65,581
846,951	Statoil ASA	23,824,558
103,003	Storebrand ASA *	574,030
90,391	Subsea 7 SA	1,506,825
271,602	Telenor ASA	6,239,008
96,953	TGS Nopec Geophysical Co ASA	2,739,342
162,385	Yara International ASA	8,141,670

	Total Norway	44,220,264

	Portugal — 0.4%
1,575,181	EDP-Energias de Portugal SA	7,632,195
370,759	Portugal Telecom SGPS SA	778,871

	Total Portugal	8,411,066

	Singapore — 0.5%
464,600	Ezion Holdings Ltd	818,108
1,183,000	Ezra Holdings Ltd	1,060,300
9,201,000	Golden Agri-Resources Ltd	3,756,163
2,281,000	Noble Group Ltd	2,479,717
1,490,000	Yangzijiang Shipbuilding Holdings Ltd	1,389,266

	Total Singapore	9,503,554

	Spain — 5.9%
108,096	ACS Actividades de Construccion y Servicios SA	4,553,198
507,693	Banco Santander SA	5,058,177
260,990	Distribuidora Internacional de Alimentacion SA	2,195,548
58,873	Enagas	1,963,650
275,990	Gas Natural SDG SA	8,462,211
4,164,986	Iberdrola SA	30,602,084
126,710	Mapfre SA	475,221

See accompanying notes to the financial statements.	21

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
491,118	Repsol YPF SA	12,197,054
3,435,199	Telefonica SA	54,498,692

	Total Spain	120,005,835

	Sweden — 1.7%
1,010,780	Ericsson LM – Class B	12,595,874
11,614	Industrivarden AB – Class C	209,561
42,336	Investor AB	1,572,245
54,907	NCC AB – Class B	1,751,682
186,667	Sandvik AB	2,330,301
1,632,660	TeliaSonera AB	11,924,694
330,346	Volvo AB – Class B	3,949,627

	Total Sweden	34,333,984

	Switzerland — 1.8%
349,797	ABB Ltd (Registered)	7,955,929
109,966	Holcim Ltd (Registered)	8,752,376
57,661	Novartis AG (Registered)	5,180,637
12,576	Swiss Re AG	1,031,108
5,539	Swisscom AG (Registered)	3,217,869
38,924	Transocean Ltd	1,499,423
28,607	Zurich Insurance Group AG	8,636,516

	Total Switzerland	36,273,858

	United Kingdom — 17.6%
19,723	Admiral Group Plc	437,671
670,730	AstraZeneca Plc	51,182,328
530,112	Aviva Plc	4,588,038
1,113,242	BAE Systems Plc	8,238,043
1,444,287	Barclays Plc	5,386,946
320,845	BG Group Plc	6,395,589
8,169,916	BP Plc	65,171,913
122,538	Bunzl Plc	3,349,815
1,243,993	Centrica Plc	6,603,273
183,828	Direct Line Insurance Group Plc	912,354
788,491	Dixons Carphone Plc	4,520,869
286,753	Drax Group Plc	2,987,609
81,985	easyJet Plc	1,817,665
280,478	Friends Life Group Ltd	1,429,955
471,611	Glencore Plc	2,839,785
689,193	Home Retail Group Plc	2,098,106
1,006,298	HSBC Holdings Plc	10,877,268
322,879	Imperial Tobacco Group Plc	14,092,037
705,143	ITV Plc	2,472,252
440,789	J Sainsbury Plc	2,128,286
389,773	Kingfisher Plc	1,967,677
117,494	Lancashire Holdings Ltd	1,222,037
214,127	Legal & General Group Plc	859,876
403,089	Marks & Spencer Group Plc	2,879,240
35,822	Next Plc	4,220,992
223,115	Old Mutual Plc	737,513

Shares	Description	Value ($)

	United Kingdom — continued
138,396	Pearson Plc	2,553,796
128,650	Playtech Ltd	1,537,644
1,357,584	Royal Dutch Shell Plc A Shares (London)	54,943,665
871,897	Royal Dutch Shell Plc B Shares (London)	36,828,067
184,653	RSA Insurance Group Plc	1,404,611
90,341	Sage Group Plc (The)	590,860
132,206	Scottish & Southern Energy Plc	3,334,412
67,552	Spectris Plc	2,186,151
484,516	Standard Life Assurance Plc	3,095,543
100,597	Standard Chartered Plc	2,027,674
3,264,964	Tesco Plc	12,480,120
1,095,943	Thomas Cook Group Plc *	2,273,647
16,986	Trinity Mirror Plc *	58,140
4,727,706	Vodafone Group Plc	16,248,561
109,568	WH Smith Plc	2,101,539
388,823	William Hill Plc	2,261,171
1,137,074	WM Morrison Supermarkets Plc	3,354,065

	Total United Kingdom	356,696,803

	TOTAL COMMON STOCKS (COST $1,797,334,770)	1,937,319,642

	PREFERRED STOCKS — 2.2%

	Germany — 2.2%
149,170	Porsche Automobil Holding SE	13,613,907
139,472	Volkswagen AG	31,434,894

	Total Germany	45,048,801

	TOTAL PREFERRED STOCKS (COST $48,186,705)	45,048,801

	RIGHTS/WARRANTS — 0.1%

	France — 0.1%
422,320	Peugeot SA Warrants, Expires 04/29/17 *	894,511

	Hong Kong — 0.0%
47,583	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16 *	117,268

	TOTAL RIGHTS/WARRANTS (COST $344,045)	1,011,779

	MUTUAL FUNDS — 1.4%

	United States — 1.4%
	Affiliated Issuers
1,141,440	GMO U.S. Treasury Fund	28,536,000

	TOTAL MUTUAL FUNDS (COST $28,536,000)	28,536,000

22	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
AUD	200,759	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 1.87%, due 09/02/14	187,499
JPY	16,699,200	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.01%, due 09/02/14	160,500
DKK	110	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/02/14	19
EUR	6,729	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	8,846
NOK	1,143,402	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	184,481

Par Value		Description	Value ($)

		Time Deposits — continued
USD	8,292,224	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	8,292,224

		Total Time Deposits	8,833,569

		TOTAL SHORT-TERM INVESTMENTS (COST $8,833,569)	8,833,569

		TOTAL INVESTMENTS — 99.7% (Cost $1,883,235,089)	2,020,749,791
		Other Assets and Liabilities (net) — 0.3%	6,524,632

		TOTAL NET ASSETS — 100.0%	$2,027,274,423

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BBH	AUD	1,595,284	USD	1,477,600	$(6,123)
10/31/2014	BCLY	AUD	4,417,486	USD	4,091,275	(17,288)
10/31/2014	BNYM	AUD	3,940,801	USD	3,648,630	(16,584)
10/31/2014	BOA	AUD	1,780,548	USD	1,649,298	(6,733)
10/31/2014	DB	AUD	2,157,784	USD	1,996,921	(9,965)
10/31/2014	MSCI	AUD	4,276,850	USD	3,960,704	(17,059)
10/31/2014	SSB	AUD	4,682,251	USD	4,335,694	(19,118)
10/31/2014	BBH	CAD	1,518,699	USD	1,384,007	(10,822)
10/31/2014	JPM	CAD	1,476,607	USD	1,346,807	(9,364)
10/31/2014	BBH	CHF	3,915,688	USD	4,307,403	39,740
10/31/2014	BCLY	CHF	6,274,948	USD	6,900,366	61,372
10/31/2014	BNYM	CHF	3,959,649	USD	4,355,714	40,138
10/31/2014	BOA	CHF	4,331,100	USD	4,763,848	43,432
10/31/2014	DB	CHF	3,939,950	USD	4,333,616	39,509
10/31/2014	MSCI	CHF	2,945,194	USD	3,239,352	29,419
10/31/2014	SSB	CHF	3,959,649	USD	4,355,489	39,913
10/31/2014	BBH	GBP	3,130,740	USD	5,274,577	79,570
10/31/2014	BCLY	GBP	5,675,839	USD	9,561,916	143,687
10/31/2014	BNYM	GBP	6,081,215	USD	10,246,026	155,135
10/31/2014	BOA	GBP	11,855,409	USD	19,970,081	297,755
10/31/2014	DB	GBP	7,452,270	USD	12,555,957	190,000
10/31/2014	MSCI	GBP	9,155,571	USD	15,426,712	234,375
10/31/2014	SSB	GBP	3,536,741	USD	5,959,844	91,137
10/31/2014	MSCI	JPY	477,594,298	USD	4,669,650	77,349
10/31/2014	BCLY	NOK	6,672,596	USD	1,061,515	(12,788)
10/31/2014	BOA	NOK	23,401,951	USD	3,722,761	(45,006)
10/31/2014	JPM	NOK	33,844,217	USD	5,384,439	(64,557)
10/31/2014	SSB	NOK	6,672,595	USD	1,060,815	(13,488)
10/31/2014	BOA	NZD	5,421,795	USD	4,577,101	68,167

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BBH	SEK	15,818,577	USD	2,299,349	$36,409
10/31/2014	BNYM	SEK	16,203,938	USD	2,355,515	37,446
10/31/2014	BOA	SEK	21,031,697	USD	3,057,186	48,478
10/31/2014	DB	SEK	16,449,451	USD	2,387,335	34,144
10/31/2014	JPM	SEK	15,660,391	USD	2,277,226	36,915
10/31/2014	SSB	SEK	15,897,669	USD	2,308,727	34,472
10/31/2014	BBH	USD	1,852,633	EUR	1,383,770	(33,750)
10/31/2014	BBH	USD	4,410,850	JPY	452,906,128	(55,938)
10/31/2014	BBH	USD	2,059,726	SGD	2,569,206	(2,840)
10/31/2014	BCLY	USD	4,515,284	CHF	4,094,943	(52,253)
10/31/2014	BCLY	USD	1,249,748	EUR	933,421	(22,822)
10/31/2014	BCLY	USD	13,408,103	JPY	1,376,630,026	(171,138)
10/31/2014	BCLY	USD	10,576,784	SGD	13,203,422	(6,224)
10/31/2014	BNYM	USD	14,997,869	JPY	1,540,273,619	(187,391)
10/31/2014	BOA	USD	1,852,396	EUR	1,383,769	(33,514)
10/31/2014	BOA	USD	12,112,142	JPY	1,243,571,823	(154,596)
10/31/2014	BOA	USD	7,374,543	SGD	9,197,936	(10,745)
10/31/2014	DB	USD	2,578,431	EUR	1,926,978	(45,534)
10/31/2014	DB	USD	10,371,546	JPY	1,065,754,182	(123,803)
10/31/2014	DB	USD	2,691,623	SGD	3,362,157	95
10/31/2014	JPM	USD	13,644,312	JPY	1,401,062,443	(172,417)
10/31/2014	JPM	USD	4,805,616	NOK	29,666,028	(29,318)
10/31/2014	MSCI	USD	8,081,582	JPY	829,947,512	(101,234)
10/31/2014	MSCI	USD	5,443,673	SGD	6,792,615	(5,557)
10/31/2014	SSB	USD	6,340,261	JPY	650,897,522	(81,566)
10/31/2014	SSB	USD	10,597,281	SGD	13,227,124	(7,746)

						$311,376

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	23

GMO International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	1.7
Preferred Stocks	1.5
Mutual Funds	1.2
Rights/Warrants	0.2
Other	(1.0)
Forward Currency Contracts	(0.0)^

100.0%

Country Summary*	% of Investments
Japan	22.1%
United Kingdom	20.2
France	10.4
Germany	8.4
Italy	5.6
Spain	4.2
Netherlands	3.9
Sweden	3.9
Switzerland	2.4
South Korea	1.8
Brazil	1.5
Canada	1.4
China	1.2
Taiwan	1.2
Belgium	1.1
Hong Kong	1.1
Norway	1.1
Denmark	0.9
Finland	0.9
Russia	0.9
Australia	0.8
India	0.7
Singapore	0.7
South Africa	0.6
Israel	0.5
Greece	0.4
Portugal	0.4
Turkey	0.4
Austria	0.3
Ireland	0.2
New Zealand	0.2
Thailand	0.2
Hungary	0.1
Indonesia	0.1
Philippines	0.1
Poland	0.1
Malaysia	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Capital Goods	17.3%
Materials	10.2
Insurance	7.1
Retailing	6.3
Utilities	5.7
Media	5.0
Diversified Financials	4.9
Energy	4.4
Transportation	4.3
Software & Services	3.7
Automobiles & Components	3.5
Food & Staples Retailing	3.5
Consumer Services	3.2
Commercial & Professional Services	2.9
Consumer Durables & Apparel	2.7
Real Estate	2.7
Food, Beverage & Tobacco	2.7
Technology Hardware & Equipment	2.6
Banks	1.9
Pharmaceuticals, Biotechnology & Life Sciences	1.6
Telecommunication Services	1.6
Health Care Equipment & Services	1.3
Semiconductors & Semiconductor Equipment	0.7
Household & Personal Products	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

24

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%

	Australia — 0.8%
624,675	Arrium Ltd	459,599
75,938	Challenger Ltd	557,284
112,589	Downer Edi Ltd	512,695
245,484	Myer Holdings Ltd	555,279
151,099	TABCORP Holdings Ltd	506,721

	Total Australia	2,591,578

	Austria — 0.3%
5,982	Flughafen Wien AG	536,370
1,761,602	Immofinanz AG (Entitlement Shares) *	—
10,138	RHI AG	303,869

	Total Austria	840,239

	Belgium — 1.1%
26,269	Delhaize Group	1,829,504
9,375	GIMV NV	458,077
1,741	Tessenderlo Chemie NV *	18
20,720	Umicore SA	1,001,518

	Total Belgium	3,289,117

	Brazil — 0.6%
23,900	Companhia de Saneamento de Minas Gerais-COPASA *	427,072
69,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	443,101
46,200	EDP-Energias Do Brasil SA	233,218
37,500	Even Construtora e Incorporadora SA	113,413
26,700	Light SA	293,420
103,000	MRV Engenharia e Participacoes SA	419,638

	Total Brazil	1,929,862

	Canada — 1.4%
30,600	Blackberry Ltd *	310,981
16,300	DH Corp	487,516
16,100	Dorel Industries Inc – Class B	544,169
8,400	Empire Co Ltd	583,975
32,200	Ensign Energy Services Inc	483,015
14,600	Genworth MI Canada Inc	516,969
58,300	RONA Inc	766,216
50,725	Transcontinental Inc	704,916

	Total Canada	4,397,757

	China — 1.1%
180,000	Agile Property Holdings Ltd	140,983
107,000	BYD Electronic International Co Ltd	99,363
201,000	China Agri-Industries Holdings Ltd	81,945
338,000	China BlueChemical Ltd – Class H	165,693

Shares	Description	Value ($)
	China — continued
452,000	China Communications Services Corp Ltd – Class H	217,482
630,000	China Shanshui Cement Group Ltd	231,491
174,000	Cosco Pacific Ltd	243,759
111,000	Digital China Holdings Ltd	107,382
1,754,000	GOME Electrical Appliances Holdings Ltd	312,121
682,000	Huabao International Holdings Ltd	497,947
159,587	Inner Mongolia Yitai Coal Co Ltd – Class B	268,639
141,000	Kingboard Chemical Holdings Ltd	290,969
66,000	Shanghai Industrial Holdings Ltd	221,440
64,000	Shenzhen International Holdings Ltd	85,857
1,320,173	Shenzhen Investment Ltd	418,647
330,000	Skyworth Digital Holdings Ltd	176,646

	Total China	3,560,364

	Denmark — 0.9%
9,773	D/S Norden A/S	309,953
22,960	FLSmidth & Co A/S	1,229,088
36,744	H Lundbeck A/S	774,001
7,120	Jyske Bank A/S (Registered) *	389,787

	Total Denmark	2,702,829

	Finland — 0.9%
14,343	Cargotec Oyj Class B	521,174
24,922	Kesko Oyj – Class B	912,159
5,024	Metso Oyj	197,372
10,621	Neste Oil Oyj	207,714
29,814	Tieto Oyj	811,140
11,535	YIT Oyj	106,299

	Total Finland	2,755,858

	France — 10.0%
20,854	Air France – KLM *	218,430
68,831	Alstom SA *	2,438,211
23,156	Casino Guichard-Perrachon SA	2,765,442
58,921	CGG SA *	528,074
17,271	Eiffage SA	1,119,155
18,241	Groupe Steria SCA	436,220
10,656	Imerys SA	852,347
3,458	IPSOS	103,347
39,605	Lagardere SCA	1,090,812
23,171	M6-Metropole Television	438,221
18,666	Neopost SA	1,246,689
193,931	Peugeot SA *	2,728,411
13,337	Plastic Omnium SA	352,133
20,577	Rallye SA	983,980
134,598	Rexel SA	2,681,159
36,423	SCOR SE	1,115,294
1,396	Seb SA	109,894

See accompanying notes to the financial statements.	25

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	France — continued
61,658	Societe Television Francaise 1	927,941
681,851	Solocal Group *	538,203
137,169	Suez Environnement SA	2,529,941
27,318	Teleperformance	1,773,915
75,895	UbiSoft Entertainment SA *	1,261,345
51,433	Vallourec SA	2,298,465
150,942	Veolia Environnement SA	2,772,960

	Total France	31,310,589

	Germany — 7.8%
4,843	Aareal Bank AG	217,706
10,391	Aurubis AG	511,106
24,805	Axel Springer AG	1,473,746
14,738	Bechtle AG	1,170,494
19,300	Bilfinger & Berger SE	1,472,890
20,820	Celesio AG	707,956
111,503	Deutsche Lufthansa AG (Registered)	1,937,674
6,609	Duerr AG	510,259
50,294	Freenet AG	1,347,609
18,092	Hannover Rueck SE	1,504,888
95,410	K+S AG (Registered)	2,968,633
53,897	Kloeckner & Co SE *	738,137
16,345	Leoni AG	1,010,622
48,893	ProSiebenSat.1 Media AG (Registered)	1,960,602
25,841	Rheinmetall AG	1,401,711
23,044	Rhoen-Klinikum AG	721,876
23,284	Salzgitter AG	870,775
6,700	SMA Solar Technology AG *	215,229
40,142	Software AG	1,038,237
11,978	Stada Arzneimittel AG	478,909
54,973	Suedzucker AG	946,934
33,959	TUI AG	495,983
913	Wacker Chemie AG	108,758
10,246	Wincor Nixdorf AG	545,878

	Total Germany	24,356,612

	Greece — 0.4%
111,009	Alapis Holding Industrial and Commercial SA *	5,980
226,175	Intralot SA *	527,761
507,704	Marfin Investment Group Holdings SA *	268,632
49,253	Motor Oil (Hellas) Corinth Refineries SA	532,267

	Total Greece	1,334,640

	Hong Kong — 1.0%
193,753	Great Eagle Holdings Ltd	712,335
23,500	Kerry Properties Ltd	87,153
259,000	Kowloon Development Co Ltd	314,449
101,000	Luk Fook Holdings International Ltd	316,648
355,200	Man Wah Holdings Ltd	569,028

Shares	Description	Value ($)
	Hong Kong — continued
159,000	PCCW Ltd	101,905
548,000	Texwinca Holdings Ltd	498,824
762,000	Xinyi Glass Holdings Ltd	480,633
53,500	Yue Yuen Industrial Holdings	165,451

	Total Hong Kong	3,246,426

	Hungary — 0.1%
116,336	Magyar Telekom Telecommunications Plc *	179,275

	India — 0.7%
67,496	Bank of India	308,010
48,772	Canara Bank Ltd	304,906
31,409	Hindustan Petroleum Corp Ltd	238,091
561,219	Housing Development & Infrastructure Ltd *	838,259
36,336	Indiabulls Housing Finance Ltd	226,610
29,240	Reliance Infrastructure Ltd *	337,422

	Total India	2,253,298

	Indonesia — 0.1%
2,184,500	Adaro Energy Tbk PT	245,946
42,939,000	Bakrie & Brothers Tbk PT *	183,539

	Total Indonesia	429,485

	Ireland — 0.2%
430,874	Fyffes Plc *	583,674

	Israel — 0.5%
257,905	Africa Israel Investments Ltd *	427,633
106,621	Bezeq Israeli Telecommunication Corp Ltd	201,204
606,932	Israel Discount Bank Ltd – Class A *	1,019,956

	Total Israel	1,648,793

	Italy — 5.4%
837,939	A2A SPA	919,554
21,217	Ansaldo STS SPA	223,801
48,876	Astaldi SPA	429,388
50,643	Autostrada Torino-Milano SPA	690,723
81,755	Banca Popolare dell’ Emilia Romagna SC *	687,060
63,369	Banco Popolare Scarl *	991,431
12,137	Brembo SPA	430,814
35,454	Buzzi Unicem SPA	538,030
46,995	Cementir SPA	319,100
55,229	Danieli & Co SPA – RSP	1,200,632
241,960	Finmeccanica SPA *	2,268,940
18,505	Gtech SPA	441,252
141,679	Hera SPA	397,982
459,033	Iren SPA	649,623
120,380	Italcementi SPA-Di RISP	870,938
6,198	Italmobiliare SPA	246,496

26	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
393,596	Mediaset SPA *	1,627,974
9,238	Prysmian SPA	187,839
68,705	Recordati SPA	1,119,366
22,094	Safilo Group SPA *	458,097
65,550	Societa Iniziative Autostradali e Servizi SPA	740,270
63,451	Unione di Banche Italiane ScpA	496,388
142,319	Unipol Gruppo Finanziario SPA	777,143

	Total Italy	16,712,841

	Japan — 21.7%
81,200	Accordia Golf Co Ltd	970,870
8,550	Adastria Holdings Co Ltd	171,279
4,100	Alfresa Holdings Corp	243,550
20,400	Alpen Co Ltd	327,159
13,800	Aoyama Trading Co Ltd	341,580
37,000	Asatsu-DK, Inc.	976,385
68,500	BIC Camera Inc	626,977
16,300	Brother Industries Ltd	316,368
44,000	Calsonic Kansei Corp	254,019
27,000	Canon Marketing Japan Inc	540,070
34,300	Century Tokyo Leasing Corp	1,015,837
33,200	Chiba Kogyo Bank Ltd (The)	245,285
14,000	Cocokara fine Inc	370,874
25,000	Daicel Chemical Industries Ltd	277,427
477,200	Daiei Inc *	601,185
29,100	Daiichikosho Co Ltd	848,820
296,000	Daikyo Inc	567,210
95,500	DCM Holdings Co Ltd	648,303
125,000	Denki Kagaku Kogyo K K	423,538
282,000	DIC Corp	643,332
96,600	Edion Corp	611,585
4,300	FamilyMart Co Ltd	180,209
69,300	Fuji Oil Co Ltd	248,791
15,500	Fuji Soft Inc	372,297
254,000	Furukawa Co Ltd	586,504
100,000	Furukawa Electric Co Ltd (The)	215,491
105,100	Futaba Industrial Co Ltd	586,386
30,900	Fuyo General Lease Co Ltd	1,239,329
217,000	Godo Steel Ltd	340,295
52,300	Gulliver International Co Ltd	472,167
195,000	Gunze Ltd	551,270
198,700	Hakuhodo DY Holdings Inc	2,056,202
227,000	Hanwa Co Ltd	895,613
8,700	Heiwa Corp	198,791
12,800	Hitachi Chemical Co Ltd	238,303
12,600	Ibiden Co Ltd	247,802
366,000	Ishihara Sangyo Kaisha Ltd *	323,987
58,800	IT Holdings Corp	1,084,229
46,900	Itochu Enex Co Ltd	338,028

Shares	Description	Value ($)
	Japan — continued
24,600	Izumi Co Ltd	769,963
104,000	JACCS Co Ltd	606,357
8,800	Japan Petroleum Exploration Co	342,805
17,500	K’s Holdings Corp	488,897
13,300	Kaga Electronics Co Ltd	168,872
59,500	Kamei Corp	439,560
16,600	Kanamoto Co Ltd	758,565
67,000	Kaneka Corp	396,571
606,000	Kanematsu Corp	1,014,426
393,000	Kawasaki Kisen Kaisha Ltd	945,928
143	Kenedix Office Investment Corp (REIT)	791,231
25,700	Kewpie Corp	440,326
136,000	Kobe Steel Ltd	221,240
69,900	Kohnan Shoji Co Ltd	733,975
10,600	Komeri Co Ltd	259,604
39,700	Konaka Co Ltd	263,824
172,000	Krosaki Harima Corp	387,684
180,000	Kurabo Industries Ltd	318,628
16,300	Kurita Water Industries Ltd	366,052
73,000	Leopalace21 Corp *	420,084
31,200	Maruha Nichiro Corp	485,503
17,200	Medipal Holdings Corp	222,732
4,700	Miraca Holdings Inc	218,945
55,100	Misawa Homes Co Ltd	611,834
220,000	Mitsubishi Steel Manufacturing Co Ltd	493,254
183,000	Mitsui Chemicals Inc	540,560
471,000	Mitsui Engineering & Shipbuilding Co Ltd	1,029,022
180,000	Mitsui Mining & Smelting Co Ltd	554,566
58,000	Mitsui OSK Lines Ltd	212,534
171,000	Morinaga Milk Industry Co Ltd	596,460
21,800	Namura Shipbuilding Co Ltd	202,853
32,500	NHK Spring Co Ltd	311,209
102,000	Nichias Corp	681,387
368,900	Nippon Coke & Engineering Co Ltd	404,696
538,100	Nippon Light Metal Co Ltd	859,943
19,000	Nippon Paint Co Ltd	471,120
13,200	Nippon Paper Industries Co Ltd	213,073
18,000	Nippon Shokubai Co Ltd	218,794
82,000	Nippon Soda Co Ltd	433,032
66,000	Nippon Steel & Sumikin Texeng	402,904
32,000	Nippon Synthetic Chemical Industry Co Ltd	246,353
137,000	Nippon Electric Glass Co Ltd	689,328
113,000	Nippon Flour Mills Co Ltd	568,284
72,000	Nippon Yusen Kabushiki Kaisha	211,947
60,600	Nipro Corp	534,956
80,000	Nishimatsu Construction Co Ltd	426,821
56,200	Nissan Shatai Co Ltd	897,282
44,800	Nissan Chemical Industries Ltd	808,500
42,000	Nisshin Steel Co Ltd	447,622
40,100	Nisshin Seifun Group Inc	462,513

See accompanying notes to the financial statements.	27

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
287,000	NS United Kaiun Kaisha Ltd	745,352
58,000	NTN Corp	243,759
11,000	Obic Co Ltd	377,245
13,400	Okinawa Electric Power Co	436,155
212,100	Orient Corp *	489,991
311	ORIX JREIT Inc (REIT)	416,155
8,100	Osaka Steel Co Ltd	159,131
9,300	Pigeon Corp	549,942
83,000	Press Kogyo Co Ltd	333,182
61,600	Round One Corp	400,918
190,000	Ryobi Ltd	567,019
26,800	Sanix Inc *	230,082
85,000	Seino Holdings Co Ltd	797,577
63,000	Shindengen Electric Manufacturing Co Ltd	414,467
37,700	Shinko Electric Industries Co Ltd	275,786
93,000	ShinMaywa Industries Ltd	914,244
35,600	Showa Corp	399,659
411,000	Showa Denko KK	593,073
58,800	Sodick Co Ltd	962,037
650,400	Sojitz Corp	1,076,743
189,000	Sumitomo Heavy Industries Ltd	976,917
270,400	Takara Leben Co Ltd	918,122
26,000	Takashimaya Co Ltd	222,288
98,000	Teijin Ltd	240,255
25,100	Toho Holdings Co Ltd	485,962
215,000	Tokuyama Corp	712,176
142,000	Tokyotokeiba Co Ltd	447,909
177,000	Topy Industries Ltd	342,489
74,000	Toshiba TEC Corp	468,651
278,000	Tosoh Corp	1,151,176
58,800	Toyo Tire & Rubber Co Ltd	961,996
14,100	Toyoda Gosei Co Ltd	268,753
21,400	TS Tech Co Ltd	573,848
16,300	Tsumura & Co	416,818
2,400	Tsuruha Holdings Inc	131,205
49,400	T–Gaia Corp	438,069
345,000	Ube Industries Ltd	584,157
93,600	UNY Co Ltd	526,236
19,800	Xebio Co Ltd	324,432
273,600	Yamada Denki Co Ltd	878,990
17,600	Zenkoku Hosho Co Ltd	471,935

	Total Japan	67,714,867

	Netherlands — 3.8%
7,018	Aalberts Industries NV	194,771
22,017	ASM International NV	855,657
38,073	Boskalis Westminster	2,193,471
9,132	Corio NV REIT	491,021
90,137	Delta Lloyd NV	2,171,926

Shares	Description	Value ($)
	Netherlands — continued
30,310	Fugro NV	1,099,172
16,274	Koninklijke Ten Cate NV	402,515
165,680	Koninklijke BAM Groep NV	392,548
17,638	Nutreco NV	678,650
213,555	PostNL NV *	1,070,926
195,126	SNS REAAL NV * (a)	—
64,690	TomTom NV *	496,845
1,514	Wereldhave NV (REIT)	139,439
63,961	Wolters Kluwer NV	1,772,595

	Total Netherlands	11,959,536

	New Zealand — 0.2%
148,388	Fisher & Paykel Healthcare Corp Ltd	635,665

	Norway — 1.0%
13,905	Aker Solutions ASA	211,481
24,774	Cermaq ASA	326,427
19,303	Fred Olsen Energy ASA	453,556
108,296	Petroleum Geo-Services ASA	816,253
141,963	Storebrand ASA *	791,152
24,020	TGS Nopec Geophysical Co ASA	678,669

	Total Norway	3,277,538

	Philippines — 0.1%
1,255,300	Lopez Holding Corp	161,260

	Poland — 0.1%
17,131	Asseco Poland SA	226,288
13,661	Grupa Lotos SA *	129,037

	Total Poland	355,325

	Portugal — 0.4%
66,492	Portucel Empresa Produtora de Pasta e Papel SA	286,929
625,027	Sonae	952,299

	Total Portugal	1,239,228

	Russia — 0.9%
44,847	Severstal OAO GDR (Registered Shares)	433,572
62,950	Tatneft Sponsored ADR	2,338,146

	Total Russia	2,771,718

	Singapore — 0.7%
287,000	Ho Bee Land Ltd	503,363
148,000	Hong Leong Asia Ltd	181,159
849,000	Swiber Holdings Ltd	333,216
667,000	Vard Holdings Ltd *	544,393
400,676	Wing Tai Holdings Ltd	599,536

	Total Singapore	2,161,667

28	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	South Africa — 0.5%
91,917	Aveng Ltd *	196,729
8,931	Barloworld Ltd	84,873
105,351	Gold Fields Ltd	502,514
28,527	Lewis Group Ltd	160,540
38,970	Sibanye Gold Ltd	91,317
126,458	Telkom South Africa Ltd *	677,707

	Total South Africa	1,713,680

	South Korea — 1.8%
7,126	BS Financial Group Inc	118,118
7,308	Daelim Industrial Co Ltd	630,475
5,221	DGB Financial Group Inc	91,189
4,861	Dongbu Insurance Co Ltd	293,500
1,118	Dongwon Industries Co Ltd	430,053
5,582	GS Engineering & Construction Corp *	203,061
11,187	Hanwha Chem Corp	181,034
13,125	Hanwha Corp	391,762
905	Hyundai Department Store Co Ltd	141,526
2,934	Hyundai Marine & Fire Insurance Co Ltd	90,149
5,280	LF Corp	158,848
8,702	LG International Corp	239,588
6,720	LIG Insurance Co Ltd	200,495
4,284	LS Corp	295,864
318	Namyang Dairy Products Co Ltd	259,689
2,999	SeAH Steel Corp	276,462
1,218	Shinsegae Co Ltd	280,048
4,353	SK Gas Co Ltd	485,447
45,824	SK Networks Co Ltd *	444,500
5,419	Sungwoo Hitech Co Ltd	91,194
281	Taekwang Industrial Co Ltd	361,056

	Total South Korea	5,664,058

	Spain — 4.1%
15,009	Acciona SA *	1,201,342
12,245	Acerinox SA	187,652
63,515	ACS Actividades de Construccion y Servicios SA	2,675,366
11,836	Corp Financiera Alba SA	700,701
27,451	Ebro Puleva SA	555,446
77,875	Enagas	2,597,443
61,182	Gamesa Corp Tecnologica SA *	769,793
74,834	Indra Sistemas SA	1,125,409
205,926	Mapfre SA	772,318
18,587	Mediaset Espana Comunicacion SA *	212,957
20,706	Obrascon Huarte Lain SA	758,252
14,986	Red Electrica Corp SA	1,261,471

	Total Spain	12,818,150

Shares	Description	Value ($)
	Sweden — 3.9%
119,766	Securitas AB – Class B	1,310,408
6,304	Axfood AB	313,488
7,566	BillerudKorsnas AB	109,479
39,967	Eniro AB *	111,621
4,294	Getinge AB – Class B	112,277
5,686	Hexpol AB	480,468
25,730	Holmen AB – Class B	821,507
154,654	Husqvarna AB – Class B	1,172,321
20,864	Intrum Justitia AB	648,033
6,499	JM AB	211,864
67,250	Meda AB	904,517
5,312	Modern Times Group AB Class B	200,511
27,915	NCC AB – Class B	890,564
89,002	Peab AB	637,088
31,325	SAAB AB – Class B	845,828
105,431	SSAB Svenskt Stal AB Series A *	975,491
157,935	Tele2 AB – B Shares	1,967,225
20,377	Trelleborg AB – Class B	390,524

	Total Sweden	12,103,214

	Switzerland — 2.3%
7,651	Baloise Holding Ltd	998,156
701	Fischer (George) AG (Registered)	464,656
729	Helvetia Patria Holding (Registered)	362,935
17,617	Logitech International	242,716
6,877	Lonza Group AG (Registered)	788,624
2,936	Panalpina Welttransport Holding AG	417,296
10,280	Sulzer AG	1,366,465
10,528	Swiss Life Holding AG (Registered)	2,655,982

	Total Switzerland	7,296,830

	Taiwan — 1.2%
544,000	Acer Inc *	450,319
209,000	AmTRAN Technology Co Ltd	134,930
110,250	Coretronic Corp	183,132
257,530	Kenda Rubber Industrial Co Ltd	548,527
183,000	Micro-Star International Co Ltd	251,470
209,000	Powertech Technology Inc	396,145
430,000	ProMOS Technologies Inc * (a) (b)	—
43,000	Simplo Technology Co Ltd	241,532
106,000	Synnex Technology International Corp	161,777
82,000	Tripod Technology Corp	166,679
439,000	Unimicron Technology Corp	370,941
447,000	Wistron Corp	523,770
133,000	WPG Holdings Co Ltd	173,329

	Total Taiwan	3,602,551

See accompanying notes to the financial statements.	29

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.2%
416,400	Banpu Pcl (Foreign Registered)	421,143
17,500	Electricity Generating Pcl (Foreign Registered)	93,458

	Total Thailand	514,601

	Turkey — 0.4%
947,802	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D *	994,642
91,548	Turkiye Sise ve Cam Fabrikalari AS	123,641

	Total Turkey	1,118,283

	United Kingdom — 19.8%
233,221	3i Group Plc	1,524,194
23,556	Admiral Group Plc	522,728
36,010	AMEC Plc	672,868
130,942	Amlin Plc	978,836
31,671	Ashmore Group Plc	185,432
40,256	Atkins WS Plc	931,415
396,064	Balfour Beatty Plc	1,594,622
151,820	Beazley Plc	636,160
9,310	Bellway Plc	246,983
44,890	Britvic Plc	511,754
151,085	Cairn Energy Plc *	450,784
75,554	Cape Plc	389,883
183,325	Carillion Plc	1,025,230
101,153	Catlin Group Ltd	863,656
133,864	Centamin Plc *	142,319
6,989	Close Brothers Group Plc	157,470
204,643	Cobham Plc	1,010,012
109,828	Dairy Crest Group Plc	754,029
9,283	DCC Plc	551,655
494,478	Debenhams Plc	545,541
231,484	Direct Line Insurance Group Plc	1,148,875
80,980	Dixons Carphone Plc	464,305
87,687	Drax Group Plc	913,589
426,740	Enterprise Inns Plc *	886,293
688,373	FirstGroup Plc *	1,454,824
406,565	Friends Life Group Ltd	2,072,781
22,425	Go–Ahead Group Plc	820,346
146,829	Greencore Group Plc	648,880
46,307	Greene King Plc	634,619
190,713	Halfords Group Plc	1,510,785
233,474	Henderson Group Plc	899,586
713,282	Home Retail Group Plc	2,171,440
97,753	ICAP Plc	616,017
164,119	Inchcape Plc	1,841,330
198,917	Intermediate Capital Group Plc	1,349,061
74,320	Interserve Plc	817,151
76,050	Investec Plc	693,296
53,500	John Wood Group Plc	697,892

Shares	Description	Value ($)
	United Kingdom — continued
1,962,984	Johnston Press Plc *	132,130
13,684	Jupiter Fund Management Plc	85,269
111,091	Kazakhmys Plc *	547,729
19,684	Keller Group Plc	300,563
186,566	Ladbrokes Plc	413,070
41,540	Lancashire Holdings Ltd	432,051
35,148	LG Group Holdings Plc	354,725
1,101,526	Man Group Plc	2,167,028
414,961	Marston’s Plc	1,021,763
61,744	Meggitt Plc	483,217
86,342	Micro Focus International Plc	1,250,247
96,924	Mitie Group Plc	508,834
278,228	National Express Group Plc	1,185,898
129,091	Pace Plc	710,309
19,047	Paragon Group of Cos Plc (The)	109,205
33,750	Persimmon Plc (Bonus Shares)	743,012
21,112	Petrofac Ltd	395,733
63,383	Phoenix Group Holdings	780,926
59,181	Playtech Ltd	707,340
621,394	Premier Foods Plc *	443,215
104,868	Premier Oil Plc	605,988
14,804	Provident Financial Plc	526,195
603,603	Punch Taverns Plc *	91,998
91,467	Rexam Plc	770,629
260,931	RSA Insurance Group Plc	1,984,839
130,464	Sage Group Plc (The)	853,278
74,244	Segro Plc (REIT)	456,448
98,756	Serco Group Plc	510,200
169,502	SIG Plc	525,775
456,078	Spirit Pub Co Plc	569,502
79,566	Stagecoach Group Plc	484,063
23,482	TalkTalk Telecom Group Plc	117,968
372,896	Thomas Cook Group Plc *	773,611
31,478	Travis Perkins Plc	911,982
252,002	Trinity Mirror Plc *	862,557
132,588	TUI Travel Plc	820,284
168,518	Tullett Prebon Plc	757,655
48,427	United Utilities Group Plc	706,055
113,289	Vesuvius Plc	874,850
71,455	WH Smith Plc	1,370,523
113,553	William Hill Plc	660,359
163,477	WM Morrison Supermarkets Plc	482,213

	Total United Kingdom	61,825,877

	TOTAL COMMON STOCKS (COST $284,981,852)	301,057,285

30	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.5%

	Brazil — 0.9%
21,500	AES Tiete SA	193,245
17,100	Banco do Estado do Rio Grande do Sul SA – Class B	118,023
40,600	Bradespar SA	370,905
25,600	Companhia Energetica de Sao Paulo – Class B	362,414
22,200	Companhia Paranaense de Energia – Class B	393,322
129,700	Eletropaulo Metropolitana SA	596,788
78,900	Metalurgica Gerdau SA	559,015
41,000	Usinas Siderrurgicas de Minas Gerais SA *	147,992

	Total Brazil	2,741,704

	Germany — 0.5%
4,083	Biotest AG	460,095
1,298	Draegerwerk AG & Co	123,060
15,387	Jungheinrich AG	941,321

	Total Germany	1,524,476

	Italy — 0.1%
91,441	Unipol Gruppo Finanziario SPA	458,162

	TOTAL PREFERRED STOCKS (COST $4,434,298)	4,724,342

	RIGHTS/WARRANTS — 0.2%

	France — 0.2%
236,432	Peugeot SA Warrants, Expires 04/29/17 *	500,784

	Malaysia — 0.0%
11,833	Coastal Contracts Warrants, Expires 07/18/16 *	7,170

	TOTAL RIGHTS/WARRANTS (COST $288,712)	507,954

	MUTUAL FUNDS — 1.2%

	United States — 1.2%
	Affiliated Issuers
153,968	GMO U.S. Treasury Fund	3,849,207

	TOTAL MUTUAL FUNDS (COST $3,849,207)	3,849,207

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.7%

		Time Deposits — 1.7%
USD	1,563,510	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.06%, due 09/02/14	1,563,510
AUD	4,086	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.87%, due 09/02/14	3,816
CAD	4,433	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.23%, due 09/02/14	4,077
DKK	112	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/02/14	20
EUR	6,470	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	8,504
GBP	4,706	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/02/14	7,813
JPY	278,320	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	2,675
ZAR	16,645	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.20%, due 09/02/14	1,560
USD	1,563,510	Deustche Bank (Frankfurt) Time Deposit, 0.06%, due 09/02/14	1,563,510
USD	1,563,510	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	1,563,510
USD	722,389	JPMorgan Chase (New York) Time Deposit, 0.06%, due 09/02/14	722,389

		Total Time Deposits	5,441,384

		TOTAL SHORT-TERM INVESTMENTS (COST $5,441,384)	5,441,384

		TOTAL INVESTMENTS — 101.0% (Cost $298,995,453)	315,580,172
		Other Assets and Liabilities (net) — (1.0%)	(3,221,452)

		TOTAL NET ASSETS — 100.0%	$312,358,720

See accompanying notes to the financial statements.	31

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BOA	AUD	578,270	USD	535,644	$(2,187)
10/31/2014	JPM	AUD	280,540	USD	259,749	(1,173)
10/31/2014	MSCI	AUD	1,206,049	USD	1,116,897	(4,810)
10/31/2014	BOA	CAD	535,186	USD	487,786	(3,748)
10/31/2014	DB	CAD	675,233	USD	615,549	(4,610)
10/31/2014	JPM	CAD	335,416	USD	305,932	(2,127)
10/31/2014	MSCI	CAD	1,828,275	USD	1,666,906	(12,250)
10/31/2014	SSB	CAD	312,641	USD	285,169	(1,972)
10/31/2014	BBH	CHF	1,251,536	USD	1,376,736	12,702
10/31/2014	BCLY	CHF	1,446,625	USD	1,590,809	14,149
10/31/2014	BNYM	CHF	1,574,271	USD	1,731,738	15,958
10/31/2014	BOA	CHF	801,515	USD	881,600	8,037
10/31/2014	DB	CHF	1,102,449	USD	1,212,602	11,055
10/31/2014	MSCI	CHF	1,429,932	USD	1,572,750	14,283
10/31/2014	SSB	CHF	964,566	USD	1,060,992	9,723
10/31/2014	BBH	GBP	567,817	USD	956,641	14,431
10/31/2014	BCLY	GBP	1,151,950	USD	1,940,656	29,162
10/31/2014	BNYM	GBP	492,774	USD	830,258	12,571
10/31/2014	BOA	GBP	492,776	USD	830,066	12,376
10/31/2014	DB	GBP	567,379	USD	955,949	14,466
10/31/2014	MSCI	GBP	3,283,976	USD	5,533,347	84,067
10/31/2014	MSCI	JPY	138,171,530	USD	1,350,964	22,378
10/31/2014	BBH	NOK	1,431,359	USD	227,752	(2,700)
10/31/2014	BCLY	NOK	2,803,052	USD	445,926	(5,372)
10/31/2014	BOA	NZD	1,013,775	USD	855,833	12,746

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BNYM	SEK	3,425,479	USD	497,951	$7,916
10/31/2014	DB	SEK	2,444,836	USD	354,823	5,075
10/31/2014	MSCI	SEK	2,444,836	USD	355,563	5,815
10/31/2014	BBH	USD	1,608,187	EUR	1,201,188	(29,296)
10/31/2014	BBH	USD	950,787	JPY	97,626,831	(12,058)
10/31/2014	BCLY	USD	1,307,679	CHF	1,185,943	(15,133)
10/31/2014	BCLY	USD	2,202,368	JPY	226,120,400	(28,110)
10/31/2014	BCLY	USD	738,435	SGD	921,818	(435)
10/31/2014	BNYM	USD	1,329,041	CHF	1,203,912	(16,911)
10/31/2014	BNYM	USD	270,489	EUR	202,033	(4,929)
10/31/2014	BNYM	USD	2,679,890	JPY	275,223,326	(33,484)
10/31/2014	BNYM	USD	933,403	SGD	1,164,830	(849)
10/31/2014	BOA	USD	1,014,619	JPY	104,172,472	(12,950)
10/31/2014	BOA	USD	1,669,174	SGD	2,081,886	(2,432)
10/31/2014	DB	USD	2,121,278	JPY	217,977,240	(25,321)
10/31/2014	DB	USD	1,075,897	SGD	1,343,924	38
10/31/2014	JPM	USD	1,549,883	JPY	159,149,313	(19,585)
10/31/2014	JPM	USD	643,972	SGD	803,634	(588)
10/31/2014	MSCI	USD	1,333,405	CHF	1,203,913	(21,274)
10/31/2014	MSCI	USD	1,525,692	JPY	156,682,757	(19,112)
10/31/2014	MSCI	USD	817,913	SGD	1,020,592	(835)
10/31/2014	SSB	USD	324,561	EUR	242,430	(5,902)
10/31/2014	SSB	USD	1,786,556	JPY	183,409,583	(22,984)
10/31/2014	SSB	USD	341,400	SGD	426,123	(250)

						$(6,439)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	Bankrupt issuer.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

32	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	0.8
Mutual Funds	0.2
Other	(0.4)

100.0%

Country Summary*	% of Investments
United States	89.0%
United Kingdom	4.6
Switzerland	3.8
Japan	1.1
Netherlands	0.7
Germany	0.5
France	0.3

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Software & Services	24.3%
Food, Beverage & Tobacco	14.9
Health Care Equipment & Services	12.8
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Technology Hardware & Equipment	10.5
Capital Goods	6.5
Household & Personal Products	5.7
Energy	3.7
Food & Staples Retailing	2.9
Consumer Durables & Apparel	2.0
Consumer Services	1.7
Retailing	1.5
Telecommunication Services	1.1
Materials	1.0
Semiconductors & Semiconductor Equipment	0.5

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

33

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%

	Capital Goods — 6.5%
1,310,500	3M Co.	188,712,000
1,214,400	Danaher Corp.	93,035,184
354,000	Dover Corp.	31,105,980
1,547,600	Emerson Electric Co.	99,077,352
572,900	Honeywell International, Inc.	54,557,267
834,500	Illinois Tool Works, Inc.	73,611,245
265,800	Precision Castparts Corp.	64,871,148
320,500	Rockwell Automation, Inc.	37,373,505
675,900	United Technologies Corp.	72,983,682
143,000	WW Grainger, Inc.	35,206,600

	Total Capital Goods	750,533,963

	Consumer Durables & Apparel — 1.9%
400	Coach, Inc.	14,732
231,805	LVMH Moet Hennessy Louis Vuitton SA	40,242,374
912,300	Mattel, Inc.	31,465,227
1,327,240	Nike, Inc. – Class B	104,254,702
781,200	VF Corp.	50,090,544

	Total Consumer Durables & Apparel	226,067,579

	Consumer Services — 1.6%
1,877,658	Compass Group Plc	30,560,160
1,700,600	McDonald’s Corp.	159,380,232
400	Starbucks Corp.	31,124

	Total Consumer Services	189,971,516

	Energy — 3.6%
2,889,370	Chevron Corp.	374,028,947
472,000	Exxon Mobil Corp.	46,945,120

	Total Energy	420,974,067

	Food & Staples Retailing — 2.9%
712,500	Costco Wholesale Corp.	86,269,500
1,356,609	Sysco Corp.	51,320,518
2,558,900	Wal-Mart Stores, Inc.	193,196,950

	Total Food & Staples Retailing	330,786,968

	Food, Beverage & Tobacco — 14.8%
2,164,765	British American Tobacco Plc	127,988,039
7,699,100	Coca-Cola Co. (The)	321,206,452
901,100	General Mills, Inc.	48,100,718
3,916,312	Nestle SA (Registered)	303,781,742
1,872,211	PepsiCo, Inc.	173,160,795
6,698,930	Philip Morris International, Inc.	573,294,429
616,600	Reynolds American, Inc.	36,052,602
1,804,535	Unilever NV	75,041,985
1,373,614	Unilever Plc	60,590,216

	Total Food, Beverage & Tobacco	1,719,216,978

Shares	Description	Value ($)
	Health Care Equipment & Services — 12.8%
3,002,505	Abbott Laboratories	126,825,811
1,112,000	Baxter International, Inc.	83,377,760
484,000	Becton, Dickinson and Co.	56,710,280
1,658,400	Covidien Plc	143,998,872
7,170,380	Express Scripts Holding Co. *	530,106,193
394,100	Humana, Inc.	50,736,434
64,600	Intuitive Surgical, Inc. *	30,362,646
137,500	McKesson Corp.	26,816,625
837,230	Medtronic, Inc.	53,457,136
637,100	St Jude Medical, Inc.	41,787,389
751,300	Stryker Corp.	62,590,803
1,973,244	UnitedHealth Group, Inc.	171,040,790
496,500	WellPoint, Inc.	57,847,215
451,967	Zimmer Holdings, Inc.	44,884,843

	Total Health Care Equipment & Services	1,480,542,797

	Household & Personal Products — 5.7%
357,553	Church & Dwight Co., Inc.	24,399,417
1,948,900	Colgate-Palmolive Co.	126,152,297
381,000	Estee Lauder Cos , Inc. (The) – Class A	29,272,230
384,000	Kimberly-Clark Corp.	41,472,000
4,407,600	Procter & Gamble Co. (The)	366,315,636
837,513	Reckitt Benckiser Group Plc	73,086,101

	Total Household & Personal Products	660,697,681

	Materials — 0.9%
941,400	Monsanto Co.	108,872,910

	Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
344,900	Allergan, Inc.	56,453,232
947,013	Amgen, Inc.	131,994,672
3,183,225	AstraZeneca Plc	242,906,847
324,800	Biogen Idec, Inc. *	111,419,392
1,110,800	Bristol-Myers Squibb Co.	56,262,020
1,385,600	Eli Lilly & Co.	88,068,736
980	GlaxoSmithKline Plc	23,951
4,275,700	Johnson & Johnson	443,518,361
1,456,811	Novartis AG (Registered)	130,889,226

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,261,536,437

	Retailing — 1.5%
1,200,900	Bed Bath & Beyond, Inc. *	77,169,834
368,000	Genuine Parts Co.	32,288,320
1,020,678	TJX Cos, Inc. (The)	60,842,616

	Total Retailing	170,300,770

34	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 0.5%
643,700	Analog Devices, Inc.	32,905,944
682,800	Xilinx, Inc.	28,848,300

	Total Semiconductors & Semiconductor Equipment	61,754,244

	Software & Services — 24.2%
1,301,900	Accenture Plc – Class A	105,532,014
200	Adobe Systems, Inc. *	14,380
483,600	Citrix Systems, Inc. *	33,977,736
1,253,700	Cognizant Technology Solutions Corp. – Class A *	57,331,701
2,224,300	eBay, Inc. *	123,448,650
609,700	Google, Inc. – Class A *	355,064,892
201,000	Google, Inc. – Class C *	114,891,600
2,891,170	International Business Machines Corp.	555,971,991
559,300	Intuit, Inc.	46,522,574
1,304,600	Mastercard, Inc. – Class A	98,901,726
12,508,300	Microsoft Corp.	568,252,069
13,919,000	Oracle Corp.	578,056,070
723,500	Paychex, Inc.	30,133,775
730,162	SAP SE	56,911,956
1,724,800	Teradata Corp. *	78,771,616

	Total Software & Services	2,803,782,750

	Technology Hardware & Equipment — 10.5%
246,300	Amphenol Corp. – Class A	25,371,363
5,489,326	Apple, Inc.	562,655,915
10,018,131	Cisco Systems, Inc.	250,353,094
4,337,200	EMC Corp.	128,077,516
3,252,158	Qualcomm, Inc.	247,489,224

	Total Technology Hardware & Equipment	1,213,947,112

	Telecommunication Services — 1.1%
972,300	KDDI Corp.	56,184,575
4,202,899	NTT Docomo, Inc.	72,782,216

	Total Telecommunication Services	128,966,791

	TOTAL COMMON STOCKS (COST $9,711,404,104)	11,527,952,563

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%
1,019,440	GMO U.S. Treasury Fund	25,486,000

	TOTAL MUTUAL FUNDS (COST $25,486,000)	25,486,000

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.8%

	MONEY MARKET FUNDS — 0.8%
89,591,529	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	89,591,529

	TOTAL SHORT-TERM INVESTMENTS (COST $89,591,529)	89,591,529

	TOTAL INVESTMENTS — 100.4% (Cost $9,826,481,633)	11,643,030,092
	Other Assets and Liabilities (net) — (0.4%)	(42,262,736)

	TOTAL NET ASSETS — 100.0%	$11,600,767,356

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	35

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.7%
Preferred Stocks	5.9
Short-Term Investments	1.1
Mutual Funds	1.0
Other	(0.7)

100.0%

Country Summary*	% of Equity Investments
Japan	13.4%
United States	11.7
United Kingdom	10.6
Russia	9.7
Brazil	9.5
Norway	8.9
China	6.4
France	6.1
Spain	6.1
Italy	5.3
South Africa	3.8
Thailand	2.2
Austria	1.1
Czech Republic	0.8
Germany	0.8
Malaysia	0.5
Colombia	0.4
Poland	0.4
Denmark	0.3
Hungary	0.3
Netherlands	0.3
Singapore	0.3
Sweden	0.3
Canada	0.2
Turkey	0.2
Chile	0.1
Indonesia	0.1
South Korea	0.1
Taiwan	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	72.5%
Capital Goods	12.0
Materials	8.1
Utilities	5.8
Food, Beverage & Tobacco	1.6

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

36

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Austria — 1.1%
43,394	OMV AG	1,675,648
14,536	Verbund AG	284,824

	Total Austria	1,960,472

	Brazil — 3.6%
8,100	Cosan SA Industria e Comercio	168,260
454,000	Petroleo Brasileiro SA (Petrobras)	4,490,311
12,500	Tractebel Energia SA	209,459
106,300	Vale SA	1,382,826

	Total Brazil	6,250,856

	Canada — 0.2%
13,600	Total Energy Services Inc	279,555

	Chile — 0.0%
56,700	Empresa Nacional de Electricidad SA	87,211

	China — 6.3%
2,280,000	Asian Citrus Holdings Ltd	485,463
110,000	China Longyuan Power Group Corp Class H	118,883
78,000	China Oilfield Services Ltd – Class H	229,776
4,836,000	CNOOC Ltd	9,692,519
660,000	Minmetals Resources Ltd	240,062
2,516,000	Sinofert Holdings Ltd *	392,678

	Total China	11,159,381

	Colombia — 0.4%
361,115	Ecopetrol SA	625,131

	Czech Republic — 0.8%
45,808	CEZ AS	1,329,110

	Denmark — 0.3%
8,400	FLSmidth & Co A/S	449,666

	France — 6.1%
10,626	CGG SA *	95,234
55,223	Electricite de France	1,795,298
132,841	Total SA	8,765,981

	Total France	10,656,513

	Germany — 0.8%
46,926	K+S AG (Registered)	1,460,078

	Hungary — 0.3%
9,297	MOL Hungarian Oil and Gas Plc	458,217

Shares	Description	Value ($)

	Indonesia — 0.1%
289,600	Medco Energi Internasional Tbk PT	90,288

	Italy — 5.2%
334,592	ENI SPA	8,355,109
32,836	Saipem SPA *	779,730

	Total Italy	9,134,839

	Japan — 13.2%
2,400	Asahi Holdings Inc	42,463
198,900	Inpex Corp	2,851,664
289,100	Itochu Corp	3,678,787
308,000	Marubeni Corp	2,224,144
258,500	Mitsubishi Corp	5,348,520
296,300	Mitsui & Co Ltd	4,833,915
42,000	Nittetsu Mining Co Ltd	184,156
18,000	Shinko Plantech Co Ltd	139,705
228,800	Sumitomo Corp	2,955,927
59,000	Sumitomo Metal Mining Co Ltd	895,938

	Total Japan	23,155,219

	Malaysia — 0.5%
341,200	KNM Group Berhad *	103,323
141,000	SapuraKencana Petroleum Bhd	188,722
219,400	Sime Darby Bhd	658,485

	Total Malaysia	950,530

	Netherlands — 0.3%
13,660	Fugro NV	495,371

	Norway — 8.7%
19,427	Aker Solutions ASA	295,465
105,914	Austevoll Seafood ASA	674,873
142,041	BW Offshore Ltd	196,626
10,959	Cermaq ASA	144,398
9,347	Fred Olsen Energy ASA	219,623
35,256	Petroleum Geo-Services ASA	265,733
15,926	ProSafe SE	97,525
34,114	Salmar ASA	634,137
293,956	Statoil ASA	8,268,922
46,269	Subsea 7 SA	771,308
23,394	TGS Nopec Geophysical Co ASA	660,982
62,206	Yara International ASA	3,118,889

	Total Norway	15,348,481

	Poland — 0.3%
15,123	KGHM Polska Miedz SA	623,290

	Russia — 9.6%
971,063	Gazprom OAO Sponsored ADR	6,944,340
152,555	Lukoil OAO Sponsored ADR	8,494,313

See accompanying notes to the financial statements.	37

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
95,381	Rosneft OJSC GDR (Registered)	582,348
22,785	Tatneft Sponsored ADR	846,301

	Total Russia	16,867,302

	Singapore — 0.3%
525,000	Golden Agri-Resources Ltd	214,323
252,000	Indofood Agri Resources Ltd	174,389
400,000	Swiber Holdings Ltd	156,992

	Total Singapore	545,704

	South Africa — 3.7%
3,400	Anglo American Platinum Ltd *	141,770
106,222	Sasol Ltd	6,173,387
16,774	Tongaat Hulett Ltd	268,909

	Total South Africa	6,584,066

	South Korea — 0.1%
343	Korea Zinc Co Ltd	142,306

	Spain — 6.0%
28,955	Endesa SA	1,075,691
602,202	Iberdrola SA	4,424,658
205,325	Repsol YPF SA	5,099,304

	Total Spain	10,599,653

	Sweden — 0.3%
47,189	Sandvik AB	589,095

	Taiwan — 0.1%
372,000	Sinon Corp	215,978

	Thailand — 2.2%
292,564	PTT Exploration & Production Pcl (Foreign Registered)	1,506,639
230,594	PTT Pcl (Foreign Registered)	2,318,732

	Total Thailand	3,825,371

	Turkey — 0.2%
162,325	Gubre Fabrikalari TAS	326,797

	United Kingdom — 10.5%
69,657	BG Group Plc	1,388,513
1,050,388	BP Plc	8,379,009
81,708	Cairn Energy Plc *	243,788
117,024	Enquest Plc *	234,197
37,752	Premier Oil Plc	218,153
119,678	Royal Dutch Shell Plc A Shares (London)	4,843,566
72,934	Royal Dutch Shell Plc B Shares (London)	3,080,660

	Total United Kingdom	18,387,886

Shares / Par Value		Description	Value ($)

		United States — 11.5%
	68,400	Chevron Corp.	8,854,380
	16,300	Chiquita Brands International, Inc. *	226,570
	34,900	ConocoPhillips	2,834,578
	37,000	Exxon Mobil Corp.	3,680,020
	31,300	Marathon Oil Corp.	1,304,897
	24,800	Monsanto Co.	2,868,119
	8,200	Murphy Oil Corp.	512,254

		Total United States	20,280,818

		TOTAL COMMON STOCKS (COST $152,050,594)	162,879,184

		PREFERRED STOCKS — 5.9%

		Brazil — 5.9%
	21,500	AES Tiete SA	193,246
	40,500	Companhia Energetica de Sao Paulo – Class B	573,350
	719,700	Petroleo Brasileiro SA (Petrobras)	7,507,257
	173,687	Vale SA	2,015,033

		Total Brazil	10,288,886

		TOTAL PREFERRED STOCKS (COST $7,538,769)	10,288,886

		MUTUAL FUNDS — 1.0%

		United States — 1.0%
		Affiliated Issuers
	72,640	GMO U.S. Treasury Fund	1,816,000

		TOTAL MUTUAL FUNDS (COST $1,816,000)	1,816,000

		SHORT-TERM INVESTMENTS — 1.1%

		Time Deposits — 1.0%
DKK	111	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, 09/02/14(b)	20
EUR	1,084	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	1,424
SGD	4,651	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	3,723
USD	874,716	Citibank (New York) Time Deposit, 0.06%, due 09/02/14	874,716
NOK	387,397	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	62,504
USD	814,869	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	814,869

		Total Time Deposits	1,757,256

38	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value	Description	Value ($)

	U.S. Government — 0.1%
130,000	U.S. Treasury Bill, 0.03%, due 11/28/14 (a)	129,991

	Total U.S. Government	129,991

	TOTAL SHORT-TERM INVESTMENTS (COST $1,887,249)	1,887,247

	TOTAL INVESTMENTS — 100.7% (Cost $163,292,612)	176,871,317
	Other Assets and Liabilities (net) — (0.7%)	(1,189,231)

	TOTAL NET ASSETS — 100.0%	$175,682,086

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate shown represents yield-to-maturity.

(b)	Rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	39

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	43.7%
Short-Term Investments	0.4
Written Options	(0.6)
Other	56.5

100.0%

40

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 43.7%

	Affiliated Issuers
11,721,441	GMO U.S. Treasury Fund	293,036,028

	TOTAL MUTUAL FUNDS (COST $293,106,000)	293,036,028

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.4%
2,845,523	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	2,845,523

	TOTAL SHORT-TERM INVESTMENTS (COST $2,845,523)	2,845,523

	TOTAL INVESTMENTS — 44.1% (Cost $295,951,523)	295,881,551
	Other Assets and Liabilities (net) — 55.9%	375,238,863	(b)

	TOTAL NET ASSETS — 100.0%	$671,120,414

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Written Options

Index Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Market Value
Put	632	09/19/2014	Euro STOXX 50, Strike 3,025	$674,958	$(93,584)
Put	1,232	09/19/2014	Euro STOXX 50, Strike 3,075	924,138	(314,079)
Put	6,473	09/19/2014	Euro STOXX 50, Strike 3,100	5,127,439	(2,045,532)
Put	216	09/19/2014	Euro STOXX 50, Strike 3,200	199,413	(180,420)
Put	49	09/19/2014	FTSE 100, Strike 6,600	116,265	(13,565)
Put	708	09/19/2014	FTSE 100, Strike 6,725	885,671	(403,175)
Put	131	09/19/2014	FTSE 100, Strike 6,750	168,458	(86,892)
Put	28	09/19/2014	FTSE 100, Strike 6,825	33,176	(29,657)
Put	127	09/20/2014	S&P 500, Strike 1,905	484,706	(31,115)
Put	497	09/20/2014	S&P 500, Strike 1,955	992,301	(328,020)
Put	200	09/20/2014	S&P 500, Strike 1,960	519,316	(144,000)
Put	165	09/20/2014	S&P 500, Strike 1,990	344,286	(227,865)
Put	120	09/20/2014	S&P 500, Strike 2,000	289,990	(212,400)

				$10,760,117	$(4,110,304)

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(b)	Amount primarily comprised of cash collateral related to the Fund’s use of options (See “Derivative financial instruments”).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	41

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.7%
Preferred Stocks	5.1
Short-Term Investments	0.5
Mutual Funds	0.4
Rights/Warrants	0.1
Forward Currency Contracts	(0.0)^
Other	0.2

100.0%

Country Summary*	% of Investments
France	18.1%
United Kingdom	15.5
Germany	14.7
Japan	13.4
Italy	6.4
Spain	6.1
South Korea	3.5
Russia	3.0
China	2.6
Brazil	2.2
Finland	1.6
Switzerland	1.6
Netherlands	1.5
Norway	1.5
Sweden	1.3
Belgium	1.0
Australia	0.9
Israel	0.9
Denmark	0.6
Taiwan	0.6
Hong Kong	0.5
Austria	0.4
Canada	0.4
Ireland	0.3
Portugal	0.3
Singapore	0.3
Czech Republic	0.2
Greece	0.2
New Zealand	0.2
Poland	0.1
South Africa	0.1
Malta	0.0

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments**
Energy	22.5%
Telecommunication Services	12.8
Automobiles & Components	11.0
Utilities	10.6
Capital Goods	7.5
Pharmaceuticals, Biotechnology & Life Sciences	6.3
Technology Hardware & Equipment	6.0
Materials	5.5
Insurance	3.6
Banks	2.7
Food, Beverage & Tobacco	2.2
Food & Staples Retailing	1.8
Transportation	1.6
Retailing	1.4
Consumer Services	1.2
Software & Services	0.7
Real Estate	0.7
Diversified Financials	0.6
Media	0.5
Health Care Equipment & Services	0.4
Consumer Durables & Apparel	0.2
Household & Personal Products	0.2

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

42

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.7%

	Australia — 0.9%
127,122	BlueScope Steel Ltd *	655,466
22,927	CSL Ltd	1,583,306
8,509	Macquarie Group Ltd	463,955
164,205	Telstra Corp Ltd	853,420
18,332	Westpac Banking Corp	600,892

	Total Australia	4,157,039

	Austria — 0.4%
88,088	Immofinanz AG (Entitlement Shares) *	—
23,089	OMV AG	891,576
20,331	Voestalpine AG	872,781

	Total Austria	1,764,357

	Belgium — 1.0%
26,968	Ageas	905,162
31,419	Belgacom SA	1,120,011
25,687	Delhaize Group	1,788,971
16,400	KBC Groep NV *	935,068

	Total Belgium	4,749,212

	Brazil — 0.6%
30,100	Banco do Brasil SA	470,493
140,600	Electrobras (Centro)	511,901
186,600	Petroleo Brasileiro SA (Petrobras)	1,845,577

	Total Brazil	2,827,971

	Canada — 0.4%
3,300	Canadian Pacific Railway Ltd	661,001
10,500	Magna International Inc – Class A	1,190,509

	Total Canada	1,851,510

	China — 2.5%
404,500	China Mobile Ltd	5,023,510
2,104,000	China Petroleum & Chemical Corp – Class H	2,127,674
279,000	China Shenhua Energy Co Ltd – Class H	806,330
1,326,000	CNOOC Ltd	2,657,626
936,000	PetroChina Co Ltd – Class H	1,330,016

	Total China	11,945,156

	Czech Republic — 0.2%
28,615	CEZ AS	830,258

	Denmark — 0.6%
920	AP Moeller – Maersk A/S – Class B	2,311,214
6,665	Coloplast A/S – Class B	554,361

	Total Denmark	2,865,575

Shares	Description	Value ($)
	Finland — 1.6%
61,999	Fortum Oyj	1,557,523
620,689	Nokia Oyj	5,212,818
38,039	UPM–Kymmene Oyj	572,564

	Total Finland	7,342,905

	France — 17.8%
110,511	Air France – KLM *	1,157,519
23,647	Alstom SA *	837,651
127,804	ArcelorMittal	1,857,593
25,786	AXA	639,848
18,479	BNP Paribas	1,248,683
39,673	Bouygues SA	1,458,090
43,660	Carrefour SA	1,515,189
25,847	Cie Generale des Etablissements Michelin – Class B (Registered)	2,859,364
52,005	Compagnie de Saint-Gobain	2,642,093
67,003	Credit Agricole SA	994,356
33,538	Electricite de France	1,090,319
272,503	GDF Suez	6,716,792
16,002	GDF Suez VVPR Strip *	21
20,452	Lafarge SA	1,568,328
438,929	Orange	6,644,069
93,594	Peugeot SA *	1,316,772
39,902	Renault SA	3,126,871
91,045	Sanofi	9,977,839
28,847	Schneider Electric SA	2,440,415
47,400	Societe Generale	2,404,161
340,090	Total SA	22,442,035
58,625	Veolia Environnement SA	1,077,002
56,393	Vinci SA	3,688,704
230,741	Vivendi SA	6,008,298

	Total France	83,712,012

	Germany — 12.6%
23,188	Allianz SE (Registered)	3,959,897
110,547	BASF SE	11,396,676
50,055	Bayerische Motoren Werke AG	5,841,788
16,170	Celesio AG	549,839
2,860	Continental AG	612,098
129,055	Daimler AG (Registered)	10,586,983
39,507	Deutsche Lufthansa AG (Registered)	686,544
29,285	Deutsche Post AG (Registered)	960,140
276,871	Deutsche Telekom AG (Registered)	4,149,510
13,366	Duerr AG	1,031,943
443,367	E.ON AG	8,069,306
18,703	Freenet AG	501,140
6,046	Hannover Rueck SE	502,905
27,558	K+S AG (Registered)	857,453
5,987	Leoni AG	370,180
4,974	Merck KGaA	434,016

See accompanying notes to the financial statements.	43

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
20,478	Metro AG *	721,317
7,822	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,570,455
125,820	RWE AG	4,933,841
6,328	Salzgitter AG	236,654
5,757	Volkswagen AG	1,293,479

	Total Germany	59,266,164

	Greece — 0.2%
33,784	OPAP SA	541,055
29,228	Public Power Corp SA *	425,731

	Total Greece	966,786

	Hong Kong — 0.5%
139,000	Galaxy Entertainment Group Ltd	1,045,686
136,800	Sands China Ltd	890,608
17,000	Swire Pacific Ltd	229,163

	Total Hong Kong	2,165,457

	Ireland — 0.3%
53,331	CRH Plc	1,229,157
16,028	Smurfit Kappa Group Plc	363,769

	Total Ireland	1,592,926

	Israel — 0.9%
45,900	Check Point Software Technologies Ltd *	3,259,818
20,781	Teva Pharmaceutical Industries Ltd	1,091,149

	Total Israel	4,350,967

	Italy — 6.3%
747,890	A2A SPA	820,734
31,917	Azimut Holding SPA	831,731
3,603	Danieli & Co SPA – RSP	78,326
1,430,332	Enel SPA	7,576,001
359,822	ENI SPA	8,985,128
22,211	Exor SPA	884,578
135,201	Fiat SPA *	1,322,272
192,080	Finmeccanica SPA *	1,801,198
278,930	Mediaset SPA *	1,153,698
105,112	Mediolanum SPA	782,805
16,849	Saipem SPA *	400,099
2,593,300	Telecom Italia SPA *	2,991,575
1,340,255	Telecom Italia SPA-Di RISP	1,234,210
119,443	Unipol Gruppo Finanziario SPA	652,227

	Total Italy	29,514,582

	Japan — 13.2%
39,525	Accordia Golf Co Ltd	472,582
4,200	Asatsu-DK, Inc.	110,833
34,300	Canon Inc	1,119,331

Shares	Description	Value ($)
	Japan — continued
3,900	Central Japan Railway Co	546,831
63,000	Cosmo Oil Co Ltd	118,162
19,100	Daito Trust Construction Co Ltd	2,364,371
7,300	FujiFilm Holdings Corp	220,418
83,000	Fuji Electric Co Ltd	401,959
76,700	Fuji Heavy Industries Ltd	2,184,436
28,800	Hakuhodo DY Holdings Inc	298,030
54,000	Hanwa Co Ltd	213,053
124,400	Haseko Corp	1,030,707
69,500	Honda Motor Co Ltd	2,359,264
19,600	Idemitsu Kosan Co Ltd	430,188
78,700	Inpex Corp	1,128,336
209,000	Itochu Corp	2,659,518
197,900	Japan Tobacco, Inc.	6,780,760
23,100	JFE Holdings Inc	467,652
188,100	JX Holdings Inc	967,922
14,760	K’s Holdings Corp	412,350
58,500	Kansai Electric Power Co Inc (The) *	535,319
16,900	Kao Corp	729,055
33,000	KDDI Corp.	1,906,913
57,800	Kyocera Corp	2,707,235
83,800	Leopalace21 Corp *	482,234
231,000	Marubeni Corp	1,668,108
44,000	Mazda Motor Corp	1,041,044
29,300	Medipal Holdings Corp	379,422
89,500	Mitsubishi Chemical Holdings Corp	446,767
125,400	Mitsubishi Corp	2,594,601
140,200	Mitsui & Co Ltd	2,287,259
120,000	Mitsui OSK Lines Ltd	439,726
13,500	Nagase & Co	165,867
48,700	Nippon Telegraph & Telephone Corp	3,271,195
72,000	Nippon Yusen Kabushiki Kaisha	211,947
740,000	Nissan Motor Co Ltd	7,108,090
9,200	Nitori Holdings Co Ltd	552,203
111,200	NTT Docomo Inc	1,925,668
92,200	Resona Holdings Inc	500,440
16,400	Ricoh Co Ltd	178,014
3,900	Ryohin Keikaku Co Ltd	438,150
2,200	Shimamura Co Ltd	198,333
13,600	SoftBank Corp	982,671
309,200	Sojitz Corp	511,883
127,500	Sumitomo Corp	1,647,206
27,000	Sumitomo Metal Mining Co Ltd	410,006
129,000	Sumitomo Mitsui Trust Holdings Inc	529,562
6,200	Suzuken Co Ltd	206,557
20,600	Takeda Pharmaceutical Co Ltd	941,086
189,000	Tosoh Corp	782,634
52,200	Toyota Tsusho Corp	1,378,998
30,660	USS Co Ltd	505,780
43,300	Yamada Denki Co Ltd	139,109

	Total Japan	62,089,785

44	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.5%
191,716	Aegon NV	1,516,020
23,915	Delta Lloyd NV	576,252
2,979	Fugro NV	108,031
54,456	ING Groep NV *	749,470
126,063	Koninklijke Ahold NV	2,153,752
54,793	Koninklijke BAM Groep NV	129,822
588,916	Koninklijke KPN NV *	1,965,831

	Total Netherlands	7,199,178

	New Zealand — 0.2%
301,434	Spark New Zealand Ltd	739,915

	Norway — 1.5%
159,573	Statoil ASA	4,488,756
37,292	Telenor ASA	856,640
32,186	Yara International ASA	1,613,744

	Total Norway	6,959,140

	Poland — 0.1%
30,519	Polski Koncern Naftowy Orlen SA	376,703

	Portugal — 0.3%
323,725	EDP-Energias de Portugal SA	1,568,539

	Russia — 2.8%
687,089	Gazprom OAO Sponsored ADR	4,913,563
114,731	Lukoil OAO Sponsored ADR	6,388,261
105,267	Surgutneftegas Sponsored ADR	728,863
33,408	Tatneft Sponsored ADR	1,240,870

	Total Russia	13,271,557

	Singapore — 0.3%
2,459,000	Golden Agri-Resources Ltd	1,003,848
145,670	Singapore Telecommunications Ltd	453,447

	Total Singapore	1,457,295

	South Africa — 0.1%
50,368	Telkom South Africa Ltd *	269,930

	South Korea — 2.1%
2,217	Hyundai Mobis	643,130
18,670	KT Corp	645,132
6,182	Samsung Electronics Co Ltd	7,527,151
5,772	SK Holdings Co Ltd	914,269

	Total South Korea	9,729,682

Shares	Description	Value ($)
	Spain — 6.0%
29,885	ACS Actividades de Construccion y Servicios SA	1,258,810
122,598	Banco Santander SA	1,221,451
64,859	Distribuidora Internacional de Alimentacion SA	545,619
22,039	Enagas	735,089
35,361	Ferrovial SA	719,739
85,201	Gas Natural SDG SA	2,612,373
13,135	Grifols SA	611,875
856,057	Iberdrola SA	6,289,848
118,135	Repsol YPF SA	2,933,916
720,578	Telefonica SA	11,431,814

	Total Spain	28,360,534

	Sweden — 1.3%
134,116	Ericsson LM – Class B	1,671,292
15,638	Investor AB	580,753
23,475	Swedbank AB – Class A	598,335
331,240	TeliaSonera AB	2,419,325
49,426	Volvo AB – Class B	590,939

	Total Sweden	5,860,644

	Switzerland — 1.6%
23,664	Holcim Ltd (Registered)	1,883,457
17,491	Novartis AG (Registered)	1,571,505
3,166	Swiss Life Holding AG (Registered)	798,712
850	Swisscom AG (Registered)	493,805
16,265	Transocean Ltd	626,557
6,659	Zurich Insurance Group AG	2,010,367

	Total Switzerland	7,384,403

	Taiwan — 0.6%
839,000	Compal Electronics Inc	745,736
398,720	Hon Hai Precision Industry Co Ltd	1,363,823
421,270	Wistron Corp	493,621

	Total Taiwan	2,603,180

	United Kingdom — 15.3%
30,154	Amlin Plc	225,412
14,027	Associated British Foods Plc	667,235
173,224	AstraZeneca Plc	13,218,445
247,022	BAE Systems Plc	1,827,974
55,298	Balfour Beatty Plc	222,639
309,295	Barclays Plc	1,153,618
1,686,439	BP Plc	13,452,826
25,821	Bunzl Plc	705,867
149,732	Centrica Plc	794,797
153,565	Cobham Plc	757,918
50,056	Drax Group Plc	521,521
24,214	easyJet Plc	536,841

See accompanying notes to the financial statements.	45

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
32,951	Halfords Group Plc	261,030
110,495	Home Retail Group Plc	336,379
39,292	Imperial Tobacco Group Plc	1,714,897
40,924	Inchcape Plc	459,146
282,467	Legal & General Group Plc	1,134,311
919,021	Lloyds Banking Group Plc *	1,164,970
20,600	Marks & Spencer Group Plc	147,145
24,682	Next Plc	2,908,339
51,479	Prudential Plc	1,240,902
313,692	Royal Dutch Shell Plc A Shares (London)	12,695,633
184,693	Royal Dutch Shell Plc B Shares (London)	7,801,250
420,452	Tesco Plc	1,607,151
437,692	Thomas Cook Group Plc *	908,037
134,373	TUI Travel Plc	831,327
778,253	Vodafone Group Plc	2,674,763
5,696	Whitbread Plc	415,352
106,984	William Hill Plc	622,158
77,807	WM Morrison Supermarkets Plc	229,510
32,257	WPP Plc	676,944

	Total United Kingdom	71,914,337

	TOTAL COMMON STOCKS (COST $351,487,880)	439,687,699

	PREFERRED STOCKS — 5.1%

	Brazil — 1.6%
131,600	Centrais Eletricas Brasileiras SA – Class B	726,049
24,500	Companhia Paranaense de Energia – Class B	434,072
150,200	Companhia Energetica de Minas Gerais	1,285,607
25,000	Metalurgica Gerdau SA	177,128
374,200	Petroleo Brasileiro SA (Petrobras)	3,903,315
43,100	Telefonica Brasil SA	921,302

	Total Brazil	7,447,473

	Germany — 1.9%
30,589	Porsche Automobil Holding SE	2,791,686
28,009	Volkswagen AG	6,312,808

	Total Germany	9,104,494

	Russia — 0.1%
61,000	Surgutneftegaz Sponsored ADR	439,200

	South Korea — 1.5%
6,715	Samsung Electronics Co Ltd	6,762,060

	TOTAL PREFERRED STOCKS (COST $21,570,226)	23,753,227

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.1%

		France — 0.1%
	126,356	Peugeot SA Warrants, Expires 04/29/17 *	267,633

		Hong Kong — 0.0%
	5,333	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16 *	13,143

		TOTAL RIGHTS/WARRANTS (COST $111,021)	280,776

		MUTUAL FUNDS — 0.4%

		United States — 0.4%
		Affiliated Issuers
	82,560	GMO U.S. Treasury Fund	2,064,000

		TOTAL MUTUAL FUNDS (COST $2,064,000)	2,064,000

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.2%
CAD	982	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.23%, due 09/02/14	903
DKK	109	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 09/02/14 (a)	19
EUR	1,524	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	2,003
JPY	1,794,400	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	17,247
SGD	14,567	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	11,663
ZAR	49,483	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.20%, due 09/02/14	4,639
NOK	215,428	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	34,758
USD	951,090	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	951,090

		Total Time Deposits	1,022,322

		U.S. Government — 0.3%
	1,548,000	U.S. Treasury Bill, 0.12%, due 10/16/14 (b)	1,547,974

		Total U.S. Government	1,547,974

		TOTAL SHORT-TERM INVESTMENTS (COST $2,570,296)	2,570,296

		TOTAL INVESTMENTS — 99.8% (Cost $377,803,423)	468,355,998
		Other Assets and Liabilities (net) — 0.2%	1,030,368

		TOTAL NET ASSETS — 100.0%	$469,386,366

46	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BCLY	AUD	1,469,230	USD	1,360,734	$(5,750)
10/31/2014	BNYM	AUD	916,665	USD	848,703	(3,858)
10/31/2014	BOA	AUD	1,124,993	USD	1,042,066	(4,254)
10/31/2014	MSCI	AUD	420,053	USD	389,003	(1,675)
10/31/2014	BBH	CAD	571,199	USD	520,540	(4,070)
10/31/2014	BOA	CAD	611,753	USD	557,572	(4,285)
10/31/2014	MSCI	CAD	945,866	USD	862,381	(6,338)
10/31/2014	BBH	CHF	1,082,655	USD	1,190,961	10,988
10/31/2014	BCLY	CHF	1,320,519	USD	1,452,134	12,915
10/31/2014	BOA	CHF	1,082,655	USD	1,190,830	10,857
10/31/2014	DB	CHF	2,313,437	USD	2,544,587	23,199
10/31/2014	MSCI	CHF	428,566	USD	471,370	4,281
10/31/2014	BBH	GBP	1,686,365	USD	2,841,137	42,860

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BCLY	GBP	770,084	USD	1,297,337	$19,495
10/31/2014	BOA	GBP	2,885,096	USD	4,859,858	72,461
10/31/2014	DB	GBP	1,807,797	USD	3,045,867	46,091
10/31/2014	MSCI	GBP	2,413,803	USD	4,067,146	61,791
10/31/2014	BBH	USD	1,140,642	EUR	851,969	(20,779)
10/31/2014	BBH	USD	3,873,233	JPY	397,703,570	(49,120)
10/31/2014	BCLY	USD	4,407,562	JPY	452,531,013	(56,257)
10/31/2014	BOA	USD	4,283,187	JPY	439,761,191	(54,670)
10/31/2014	DB	USD	841,753	EUR	629,080	(14,865)
10/31/2014	DB	USD	2,394,374	JPY	246,039,880	(28,581)
10/31/2014	MSCI	USD	2,118,418	JPY	217,553,390	(26,537)
10/31/2014	SSB	USD	2,464,482	JPY	253,006,143	(31,705)

						$(7,806)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	47

GMO U.S. Equity Allocation Fund (formerly GMO U.S. Core Equity Fund)

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Short-Term Investments	1.2
Mutual Funds	0.4
Other	(0.4)

100.0%

Industry Group Summary	% of Equity Investments*
Software & Services	21.7%
Energy	13.6
Health Care Equipment & Services	12.3
Food, Beverage & Tobacco	9.7
Technology Hardware & Equipment	8.4
Retailing	6.7
Capital Goods	6.2
Pharmaceuticals, Biotechnology & Life Sciences	5.9
Household & Personal Products	4.3
Banks	3.2
Food & Staples Retailing	2.4
Consumer Durables & Apparel	1.9
Consumer Services	1.4
Materials	1.1
Semiconductors & Semiconductor Equipment	0.6
Transportation	0.4
Commercial & Professional Services	0.1
Automobiles & Components	0.1
Media	0.0 ^

100.0%

^	Rounds to 0.0%.

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

48

GMO U.S. Equity Allocation Fund (formerly GMO U.S. Core Equity Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Automobiles & Components — 0.1%
129,200	Gentex Corp.	3,817,860

	Banks — 3.2%
3,418,700	JPMorgan Chase & Co.	203,241,715
855,800	Wells Fargo & Co.	44,022,352

	Total Banks	247,264,067

	Capital Goods — 6.1%
890,100	3M Co.	128,174,400
216,600	Ametek, Inc.	11,466,804
29,200	Applied Industrial Technologies, Inc.	1,422,332
38,300	Clarcor, Inc.	2,420,943
772,500	Danaher Corp.	59,181,225
115,400	Donaldson Co., Inc.	4,830,644
165,500	Dover Corp.	14,542,485
1,043,200	Emerson Electric Co.	66,785,664
176,123	Fastenal Co.	7,974,849
38,400	Flowserve Corp.	2,914,176
111,900	Honeywell International, Inc.	10,656,237
52,700	Hubbell, Inc. – Class B	6,371,430
523,100	Illinois Tool Works, Inc.	46,142,651
34,500	MSC Industrial Direct Co., Inc. – Class A	3,109,830
95,000	Pall Corp.	8,015,150
154,900	Precision Castparts Corp.	37,804,894
156,100	Rockwell Automation, Inc.	18,202,821
37,900	Rockwell Collins, Inc.	2,917,542
66,000	Roper Industries, Inc.	9,936,960
17,500	Snap-on, Inc.	2,186,625
20,300	Toro Co. (The)	1,249,059
11,200	Valmont Industries, Inc.	1,576,400
72,000	Wabtec Corp.	6,001,920
64,700	WW Grainger, Inc.	15,929,140

	Total Capital Goods	469,814,181

	Commercial & Professional Services — 0.1%
33,700	Copart, Inc. *	1,160,291
92,200	Equifax, Inc.	7,261,672
12,200	Rollins, Inc.	362,950

	Total Commercial Services & Supplies	8,784,913

	Consumer Durables & Apparel — 1.9%
250,600	Coach, Inc.	9,229,598
43,800	Fossil Group, Inc. *	4,436,502
55,700	Garmin Ltd.	3,026,181
92,600	Hasbro, Inc.	4,875,853
413,400	Mattel, Inc.	14,258,166
797,880	Nike, Inc. – Class B	62,673,474
48,300	Polaris Industries, Inc.	7,021,854

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
50,900	Ralph Lauren Corp.	8,612,280
44,400	Steven Madden Ltd. *	1,509,156
1,200	Taylor Morrison Home Corp. – Class A *	23,808
47,500	Tupperware Brands Corp.	3,479,850
422,900	VF Corp.	27,116,348

	Total Consumer Durables & Apparel	146,263,070

	Consumer Services — 1.4%
96,457	Apollo Education Group, Inc. *	2,678,611
11,800	Buffalo Wild Wings, Inc. *	1,743,450
2,400	Capella Education Co.	156,264
41,300	Grand Canyon Education, Inc. *	1,785,812
1,056,100	McDonald’s Corp.	98,977,692
10,900	Panera Bread Co. – Class A *	1,634,346
87,400	Texas Roadhouse, Inc.	2,323,966

	Total Consumer Services	109,300,141

	Energy — 13.5%
433,900	Apache Corp.	44,184,037
2,848,444	Chevron Corp.	368,731,076
1,552,900	ConocoPhillips	126,126,538
32,600	Denbury Resources, Inc.	561,372
195,800	Devon Energy Corp.	14,767,236
3,222,400	Exxon Mobil Corp.	320,499,904
243,600	Hess Corp.	24,627,960
966,100	Marathon Oil Corp.	40,276,709
233,300	Murphy Oil Corp.	14,574,251
4,300	Newfield Exploration Co. *	192,726
734,000	Occidental Petroleum Corp.	76,137,820
97,200	Oceaneering International, Inc.	6,761,232
8,500	Stone Energy Corp. *	299,115
2,800	Whiting Petroleum Corp. *	259,448
21,400	WPX Energy, Inc. *	569,668

	Total Energy	1,038,569,092

	Food & Staples Retailing — 2.4%
419,000	Costco Wholesale Corp.	50,732,520
454,600	Sysco Corp.	17,197,518
34,600	United Natural Foods, Inc. *	2,224,434
1,488,878	Wal-Mart Stores, Inc.	112,410,289

	Total Food & Staples Retailing	182,564,761

	Food, Beverage & Tobacco — 9.6%
80,850	Brown-Forman Corp. – Class B	7,491,561
5,387,300	Coca-Cola Co. (The)	224,758,156
112,900	General Mills, Inc.	6,026,602
96,900	Hershey Co. (The)	8,858,598
130,600	Hormel Foods Corp.	6,618,808
18,600	Lancaster Colony Corp.	1,644,426

See accompanying notes to the financial statements.	49

GMO U.S. Equity Allocation Fund (formerly GMO U.S. Core Equity Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
680	Lorillard, Inc.	40,596
121,100	McCormick & Co., Inc. (Non Voting)	8,439,459
79,100	Monster Beverage Corp. *	6,993,231
719,075	PepsiCo, Inc.	66,507,247
4,508,403	Philip Morris International, Inc.	385,829,128
300,500	Reynolds American, Inc.	17,570,235

	Total Food, Beverage & Tobacco	740,778,047

	Health Care Equipment & Services — 12.2%
1,641,900	Abbott Laboratories	69,353,856
656,200	Baxter International, Inc.	49,201,876
237,700	Becton, Dickinson and Co.	27,851,309
203,260	Cerner Corp. *	11,719,972
761,807	Covidien Plc	66,147,702
89,170	CR Bard, Inc.	13,236,395
82,700	Edwards Lifesciences Corp. *	8,208,802
5,301,950	Express Scripts Holding Co. *	391,973,163
107,500	Henry Schein, Inc. *	12,866,675
212,700	Humana, Inc.	27,382,998
26,700	IDEXX Laboratories, Inc. *	3,309,999
29,060	Intuitive Surgical, Inc. *	13,658,490
43,900	Laboratory Corp. of America Holdings *	4,707,397
63,600	Masimo Corp. *	1,427,184
53,000	Mednax, Inc. *	3,034,250
411,400	Medtronic, Inc.	26,267,890
7,800	MWI Veterinary Supply, Inc. *	1,107,990
17,800	Owens & Minor, Inc.	612,320
48,200	Patterson Cos., Inc.	1,941,014
72,700	ResMed, Inc.	3,856,735
45,600	Sirona Dental Systems, Inc. *	3,716,856
405,500	Stryker Corp.	33,782,205
337,000	St Jude Medical, Inc.	22,103,830
1,243,974	UnitedHealth Group, Inc.	107,827,666
114,700	Varian Medical Systems, Inc. *	9,751,794
92,300	WellPoint, Inc.	10,753,873
151,525	Zimmer Holdings, Inc.	15,047,948

	Total Health Care Equipment & Services	940,850,189

	Household & Personal Products — 4.2%
141,100	Church & Dwight Co., Inc.	9,628,664
1,207,120	Colgate-Palmolive Co.	78,136,878
137,300	Estee Lauder Cos., Inc. (The) – Class A	10,548,759
132,400	Herbalife Ltd.	6,749,752
2,653,200	Procter & Gamble Co. (The)	220,507,452
5,100	WD-40 Co.	350,370

	Total Household & Personal Products	325,921,875

	Materials — 1.1%
53,900	AptarGroup, Inc.	3,457,685
30,200	International Flavors & Fragrances, Inc.	3,068,018

Shares	Description	Value ($)
	Materials — continued
586,200	Monsanto Co.	67,794,030
124,900	Sigma-Aldrich Corp.	12,989,600

	Total Materials	87,309,333

	Media — 0.1%
41,300	Scripps Networks Interactive, Inc. – Class A	3,292,023

	Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
173,600	Allergan, Inc.	28,414,848
373,800	Amgen, Inc.	52,100,244
162,390	Biogen Idec, Inc. *	55,706,266
476,800	Eli Lilly & Co.	30,305,408
2,561,400	Johnson & Johnson	265,694,022
23,500	Mettler-Toledo International, Inc. *	6,356,280
26,700	Techne Corp.	2,550,384
83,100	Waters Corp. *	8,595,033

	Total Pharmaceuticals, Biotechnology & Life Sciences	449,722,485

	Retailing — 6.6%
1,180,785	Amazon.com, Inc. *	400,333,347
780,800	Bed Bath & Beyond, Inc. *	50,174,208
11,100	Buckle, Inc. (The)	545,898
178,200	Genuine Parts Co.	15,635,268
24,900	Hibbett Sports, Inc. *	1,131,207
134,300	Ross Stores, Inc.	10,128,906
81,000	Tiffany & Co.	8,176,140
321,917	TJX Cos, Inc. (The)	19,189,472
87,300	Urban Outfitters, Inc. *	3,473,667

	Total Retailing	508,788,113

	Semiconductors & Semiconductor Equipment — 0.5%
351,800	Analog Devices, Inc.	17,984,016
212,000	Linear Technology Corp.	9,563,320
23,400	Synaptics, Inc. *	1,921,140
291,500	Xilinx, Inc.	12,315,875

	Total Semiconductors & Semiconductor Equipment	41,784,351

	Software & Services — 21.4%
832,300	Accenture Plc – Class A	67,466,238
112,400	Akamai Technologies, Inc. *	6,791,208
68,800	Ansys, Inc. *	5,593,440
325,300	CA, Inc.	9,186,472
215,900	Citrix Systems, Inc. *	15,169,134
720,200	Cognizant Technology Solutions Corp. – Class A *	32,934,746
1,464,600	eBay, Inc. *	81,285,300
28,300	FactSet Research Systems, Inc.	3,605,420
29,000	Gartner, Inc. *	2,163,110
6,900	Global Payments, Inc.	501,768

50	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund (formerly GMO U.S. Core Equity Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
402,120	Google, Inc. – Class A *	234,178,603
148,020	Google, Inc. – Class C *	84,608,232
72,400	Informatica Corp. *	2,465,582
1,322,656	International Business Machines Corp.	254,346,749
286,900	Intuit, Inc.	23,864,342
78,700	Jack Henry & Associates, Inc.	4,549,647
598,920	Mastercard, Inc. – Class A	45,404,125
67,800	Micros Systems, Inc. *	4,608,366
8,026,957	Microsoft Corp.	364,664,657
29,000	NetScout Systems, Inc. *	1,336,030
44,500	NeuStar, Inc. – Class A *	1,312,305
7,968,715	Oracle Corp.	330,940,734
327,700	Paychex, Inc.	13,648,705
94,400	Red Hat, Inc. *	5,750,848
7,000	Syntel, Inc. *	625,590
1,152,894	Teradata Corp. *	52,652,669
193,300	Total System Services, Inc.	6,081,218

	Total Software & Services	1,655,735,238

	Technology Hardware & Equipment — 8.2%
121,300	Amphenol Corp. – Class A	12,495,113
1,922,860	Apple, Inc.	197,093,150
6,555,780	Cisco Systems, Inc.	163,828,942
14,800	Dolby Laboratories, Inc. – Class A *	689,384
2,507,500	EMC Corp.	74,046,475
72,200	F5 Networks, Inc. *	8,966,518
42,263	Hewlett-Packard Co.	1,605,994
120,200	NetApp, Inc.	5,067,632
2,269,200	Qualcomm, Inc.	172,686,120

	Total Technology Hardware & Equipment	636,479,328

	Transportation — 0.4%
169,700	CH Robinson Worldwide, Inc.	11,583,722
220,500	Expeditors International of Washington, Inc.	9,106,650
46,400	Heartland Express, Inc.	1,088,080
20,800	JB Hunt Transport Services, Inc.	1,571,440
53,100	Knight Transportation, Inc.	1,346,085
38,700	Landstar System, Inc.	2,626,375

	Total Transportation	27,322,352

	TOTAL COMMON STOCKS (COST $6,824,257,438)	7,624,361,419

	MUTUAL FUNDS — 0.4%

	Affiliated Issuers — 0.4%
1,330,520	GMO U.S. Treasury Fund	33,263,000

	TOTAL MUTUAL FUNDS (COST $33,263,000)	33,263,000

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.2%

	Short-Term Investments — 1.2%
92,464,543	State Street Premier Treasury Money Market Fund-Premier Class, 0.00% (a)	92,464,543

	TOTAL SHORT-TERM INVESTMENTS (COST $92,464,543)	92,464,543

	TOTAL INVESTMENTS — 100.4% (Cost $6,949,984,981)	7,750,088,962
	Other Assets and Liabilities (net) — (0.4%)	(27,715,126)

	TOTAL NET ASSETS — 100.0%	$7,722,373,836

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank plc

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$451,855,581	$13,905,977,057	$1,992,213,791	$311,730,965	$11,617,544,092
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	5,254,617	55,074,000	28,536,000	3,849,207	25,486,000
Foreign currency, at value (Note 2)(c)	55,815	203	651	229,169	9,197
Receivable for investments sold	228,445	739,635	3,136,000	—	45,359,617
Receivable for Fund shares sold	—	43,573,521	116,673	—	3,192,757
Dividends and interest receivable	982,594	24,667,928	3,594,598	576,174	22,525,722
Foreign taxes receivable	150,337	9,818,642	1,917,327	168,873	13,571,264
Unrealized appreciation on open forward currency contracts (Note 4)	352,891	12,059,238	1,858,657	306,948	—
Receivable for foreign currency sold	21	4,775	656	—	—
Due from broker (Note 2)	7,165	—	—	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	57,443	466,329	123,659	55,521	175,792
Miscellaneous receivable	212	2,181	454	29	—

Total assets	458,945,121	14,052,383,509	2,031,498,466	316,916,886	11,727,864,441

Liabilities:
Foreign currency due to custodian	—	833,603	73,273	—	—
Payable for investments purchased	226,907	8,402,574	168,570	3,849,000	22,106,508
Payable for Fund shares repurchased	—	842,749	1,172,962	—	99,834,363
Accrued capital gain taxes payable (Note 2)	3,010	—	—	—	—
Payable to affiliate for (Note 5):
Management fee	172,529	5,871,320	649,262	157,506	3,219,134
Shareholder service fee	45,501	1,135,086	173,557	39,376	1,093,593
Payable for variation margin on open futures contracts (Note 4)	270	—	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	256,280	10,803,609	1,547,281	313,387	—
Payable to agents unaffiliated with the Manager	62	1,519	248	31	1,302
Payable to Trustees and related expenses	121	3,590	1,178	144	5,587
Accrued expenses	122,641	1,500,745	437,712	198,722	836,598

Total liabilities	827,321	29,394,795	4,224,043	4,558,166	127,097,085

Net assets	$458,117,800	$14,022,988,714	$2,027,274,423	$312,358,720	$11,600,767,356

(a) Cost of investments – unaffiliated issuers:	$399,875,756	$13,001,218,838	$1,854,699,089	$295,146,246	$9,800,995,633
(b) Cost of investments – affiliated issuers:	$5,254,617	$55,074,000	$28,536,000	$3,849,207	$25,486,000
(c) Cost of foreign currency:	$55,955	$203	$651	$228,102	$9,801

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Net assets consist of:
Paid-in capital	$414,669,387	$12,529,848,367	$2,080,457,687	$266,263,158	$8,797,658,976
Accumulated undistributed net investment income	6,205,962	230,708,943	36,195,920	2,130,834	94,388,072
Accumulated net realized gain (loss)	(14,821,617)	357,016,211	(227,102,364)	27,397,379	892,259,618
Net unrealized appreciation	52,064,068	905,415,193	137,723,180	16,567,349	1,816,460,690

	$458,117,800	$14,022,988,714	$2,027,274,423	$312,358,720	$11,600,767,356

Net assets attributable to:
Class II shares	$—	$126,931,029	$—	$—	$—

Class III shares	$171,127,254	$1,277,414,859	$563,071,843	$312,358,720	$5,771,775,786

Class IV shares	$286,990,546	$12,618,642,826	$1,171,263,518	$—	$1,732,201,329

Class V shares	$—	$—	$—	$—	$841,634,693

Class VI shares	$—	$—	$292,939,062	$—	$3,255,155,548

Shares outstanding:
Class II	—	4,930,135	—	—	—

Class III	6,798,841	49,082,382	16,728,051	34,663,529	237,725,182

Class IV	11,393,624	485,470,795	34,817,585	—	71,263,441

Class V	—	—	—	—	34,635,928

Class VI	—	—	8,715,181	—	134,009,222

Net asset value per share:
Class II	$—	$25.75	$—	$—	$—

Class III	$25.17	$26.03	$33.66	$9.01	$24.28

Class IV	$25.19	$25.99	$33.64	$—	$24.31

Class V	$—	$—	$—	$—	$24.30

Class VI	$—	$—	$33.61	$—	$24.29

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund*
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$175,055,317	$2,845,523	$466,291,998	$7,716,825,962
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	1,816,000	293,036,028	2,064,000	33,263,000
Foreign currency, at value (Note 2)(c)	73,288	—	154,209	—
Receivable for investments sold	—	1,098,891	2,000,608	8,308,211
Receivable for Fund shares sold	—	—	113,126	85,914
Dividends and interest receivable	418,097	12,289	826,270	17,373,163
Foreign taxes receivable	7,217	—	317,166	1,326,459
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	304,938	—
Receivable for foreign currency sold	—	—	71	—
Due from broker (Note 2)	—	378,744,500	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	11,205	18,814	56,234	115,460
Miscellaneous receivable	47	208	140	—

Total assets	177,381,171	675,756,253	472,128,760	7,777,298,169

Liabilities:
Payable for investments purchased	1,498,993	—	—	49,078,805
Payable for Fund shares repurchased	—	138,816	2,000,000	2,958,964
Payable to affiliate for (Note 5):
Management fee	73,567	262,146	197,642	2,013,813
Shareholder service fee	16,904	33,170	59,292	395,952
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	312,744	—
Written options outstanding, at value (Note 4)(d)	—	4,110,304	—	—
Payable to agents unaffiliated with the Manager	31	93	62	837
Payable to Trustees and related expenses	170	321	138	3,073
Accrued expenses	109,420	90,989	172,516	472,889

Total liabilities	1,699,085	4,635,839	2,742,394	54,924,333

Net assets	$175,682,086	$671,120,414	$469,386,366	$7,722,373,836

(a) Cost of investments – unaffiliated issuers:	$161,476,612	$2,845,523	$375,739,423	$6,916,721,981
(b) Cost of investments – affiliated issuers:	$1,816,000	$293,106,000	$2,064,000	$33,263,000
(c) Cost of foreign currency:	$73,132	$—	$155,228	$—
(d) Premiums on written options:	$—	$10,760,117	$—	$—

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund*
Net assets consist of:
Paid-in capital	$150,448,632	$632,346,432	$389,942,957	$6,387,875,231
Accumulated undistributed net investment income (loss)	3,994,247	—	8,777,272	67,054,273
Distributions in excess of net investment income	—	—	—	—
Accumulated net realized gain (loss)	7,661,287	32,194,213	(19,860,389)	467,316,168
Net unrealized appreciation	13,577,920	6,579,769	90,526,526	800,128,164

	$175,682,086	$671,120,414	$469,386,366	$7,722,373,836

Net assets attributable to:
Class III shares	$52,311,324	$7,111,771	$469,386,366	$370,754,069

Class IV shares	$123,370,762	$8,662,737	$—	$241,846,427

Class VI shares	$—	$655,345,906	$—	$7,109,773,340

Shares outstanding:
Class III	2,205,227	660,058	26,121,137	20,495,187

Class IV	5,207,511	802,601	—	13,390,701

Class VI	—	60,712,000	—	394,312,305

Net asset value per share:
Class III	$23.72	$10.77	$17.97	$18.09

Class IV	$23.69	$10.79	$—	$18.06

Class VI	$—	$10.79	$—	$18.03

*	Formerly GMO U.S. Core Equity Fund.

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$8,000,078	$311,169,576	$48,910,481	$6,777,512	$138,538,553
Dividends from affiliated issuers (Note 10)	1,186	7,611	3,237	426	7,779
Interest	1,823	45,035	5,517	1,261	—

Total investment income	8,003,087	311,222,222	48,919,235	6,779,199	138,546,332

Expenses:
Management fee (Note 5)	1,031,349	34,932,514	4,099,996	1,024,032	19,869,408
Shareholder service fee – Class II (Note 5)	—	146,544	—	—	—
Shareholder service fee – Class III (Note 5)	130,007	1,098,287	439,685	256,008	4,323,532
Shareholder service fee – Class IV (Note 5)	142,517	5,568,930	564,570	—	1,009,731
Shareholder service fee – Class V (Note 5)	—	—	—	—	340,005
Shareholder service fee – Class VI (Note 5)	—	—	87,188	—	977,365
Audit and tax fees	45,937	84,456	49,772	60,720	54,832
Custodian and fund accounting agent fees	198,904	2,428,984	604,072	213,992	825,240
Legal fees	6,716	121,808	21,988	4,968	110,216
Registration fees	2,300	21,584	9,016	2,024	13,800
Transfer agent fees	19,872	28,612	25,852	13,984	—
Trustees fees and related expenses (Note 5)	2,413	72,286	11,040	1,840	64,216
Miscellaneous	15,100	63,782	27,676	21,896	42,990

Total expenses	1,595,115	44,567,787	5,940,855	1,599,464	27,631,335
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(279,220)	(2,706,508)	(725,604)	(294,492)	(1,023,159)

Net expenses	1,315,895	41,861,279	5,215,251	1,304,972	26,608,176

Net investment income (loss)	6,687,192	269,360,943	43,703,984	5,474,227	111,938,156

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	34,565,292	735,163,068	146,766,498	31,032,099	920,244,540
Realized gain distributions from affiliated issuers (Note 10)	241	2,557	—	149	3,159
Futures contracts	267,197	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	(434,805)	(17,439,189)	(2,950,836)	(488,808)	88,864

Net realized gain (loss)	34,397,925	717,726,436	143,815,662	30,543,440	920,336,563

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(c)	(21,064,646)	(1,012,136,442)	(191,394,002)	(46,146,228)	(139,546,538)
Futures contracts	11,160	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	524,121	17,878,188	2,827,346	465,229	(833,385)

Net unrealized gain (loss)	(20,529,365)	(994,258,254)	(188,566,656)	(45,680,999)	(140,379,923)

Net realized and unrealized gain (loss)	13,868,560	(276,531,818)	(44,750,994)	(15,137,559)	779,956,640

Net increase (decrease) in net assets resulting from operations	$20,555,752	$(7,170,875)	$(1,047,010)	$(9,663,332)	$891,894,796

(a) Withholding tax:	$753,082	$35,780,599	$5,841,137	$668,942	$1,953,927
(b) Foreign capital gains tax on net realized gain (loss)	$—	$—	$—	$(218)	$—
(c) Foreign capital gains tax on net change in unrealized appreciation (depreciation)	$3,010	$—	$—	$—	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited) — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund*
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$5,067,950	$—	$10,837,188	$84,767,444
Dividends from affiliated issuers (Note 10)	341	74,600	1,387	9,351
Interest	669	8	1,480	2,659

Total investment income	5,068,960	74,608	10,840,055	84,779,454

Expenses:
Management fee (Note 5)	527,514	1,705,467	1,222,406	12,100,153
Shareholder service fee – Class III (Note 5)	54,230	5,555	366,722	352,303
Shareholder service fee – Class IV (Note 5)	69,350	14,251	—	132,336
Shareholder service fee – Class V (Note 5)	—	—	—	84,553 **
Shareholder service fee – Class VI (Note 5)	—	198,571	—	1,890,128
Audit and tax fees	36,187	30,636	48,300	47,358
Custodian and fund accounting agent fees	102,304	62,192	235,520	518,972
Legal fees	4,600	6,716	6,992	66,700
Registration fees	6,986	9,778	1,980	268,200
Transfer agent fees	19,872	—	13,984	—
Trustees fees and related expenses (Note 5)	1,196	4,140	2,484	44,855
Miscellaneous	8,096	7,088	22,582	25,085

Total expenses	830,335	2,044,394	1,920,970	15,530,643
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(64,785)	(115,858)	(317,173)	(910,144)

Net expenses	765,550	1,928,536	1,603,797	14,620,499

Net investment income (loss)	4,303,410	(1,853,928)	9,236,258	70,158,955

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	8,972,964	—	33,656,665	627,934,772
Realized gain distributions from affiliated issuers (Note 10)	43	11,130	254	3,682
Written options	—	34,916,187	—	—
Foreign currency, forward contracts and foreign currency related transactions	54,459	41,203	(1,112,342)	—

Net realized gain (loss)	9,027,466	34,968,520	32,544,577	627,938,454

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9,694,311	—	(37,646,412)	(145,222,071)
Written options	—	2,582,028	—	—
Foreign currency, forward contracts and foreign currency related transactions	(1,537)	(3,998)	437,071	(59,040)

Net unrealized gain (loss)	9,692,774	2,578,030	(37,209,341)	(145,281,111)

Net realized and unrealized gain (loss)	18,720,240	37,546,550	(4,664,764)	482,657,343

Net increase (decrease) in net assets resulting from operations	$23,023,650	$35,692,622	$4,571,494	$552,816,298

(a) Withholding tax:	$790,573	$—	$1,371,961	$—

*	Formerly GMO U.S. Core Equity Fund.
**	Class V liquidated on July 30, 2014.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Developed World Stock Fund		International Equity Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,687,192	$9,450,171	$269,360,943	$462,376,744
Net realized gain (loss)	34,397,925	45,074,273	717,726,436	1,140,345,115
Change in net unrealized appreciation (depreciation)	(20,529,365)	42,454,351	(994,258,254)	1,375,715,806

Net increase (decrease) in net assets from operations	20,555,752	96,978,795	(7,170,875)	2,978,437,665

Distributions to shareholders from:
Net investment income
Class II	—	—	(2,096,268)	(2,897,674)
Class III	(1,615,466)	(2,807,498)	(24,138,717)	(32,375,293)
Class IV	(2,760,371)	(4,478,100)	(205,971,043)	(251,250,369)

Total distributions from net investment income	(4,375,837)	(7,285,598)	(232,206,028)	(286,523,336)

Net share transactions (Note 9):
Class II	—	—	(10,387,174)	(63,475,036)
Class III	(5,609,122)	(9,758,050)	(257,240,351)	(325,625,377)
Class IV	2,760,371	4,471,639	908,790,560	2,242,413,275
Class M*	—	—	—	(12,304,996)

Increase (decrease) in net assets resulting from net share transactions	(2,848,751)	(5,286,411)	641,163,035	1,841,007,866

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	6,242	11,313	—	—
Class IV	10,299	17,630	—	—

Increase in net assets resulting from purchase premiums and redemption fees	16,541	28,943	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(2,832,210)	(5,257,468)	641,163,035	1,841,007,866

Total increase (decrease) in net assets	13,347,705	84,435,729	401,786,132	4,532,922,195

Net assets:
Beginning of period	444,770,095	360,334,366	13,621,202,582	9,088,280,387

End of period	$458,117,800	$444,770,095	$14,022,988,714	$13,621,202,582

Accumulated undistributed net investment income	$6,205,962	$3,894,607	$230,708,943	$193,554,028

*	Class M liquidated on March 27, 2013.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Large/Mid Cap Equity Fund		International Small Companies Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$43,703,984	$114,151,253	$5,474,227	$5,682,802
Net realized gain (loss)	143,815,662	410,305,593	30,543,440	61,944,793
Change in net unrealized appreciation (depreciation)	(188,566,656)	167,233,338	(45,680,999)	27,915,019

Net increase (decrease) in net assets from operations	(1,047,010)	691,690,184	(9,663,332)	95,542,614

Distributions to shareholders from:
Net investment income
Class III	(9,735,036)	(28,169,029)	(469,542)	(16,821,072)
Class IV	(20,406,755)	(67,488,285)	—	—
Class VI	(5,455,783)	(38,097,989)	—	—

Total distributions from net investment income	(35,597,574)	(133,755,303)	(469,542)	(16,821,072)

Net realized gains
Class III	(14,156,081)	—	(30,076,247)	(6,602,273)
Class IV	(29,304,154)	—	—	—
Class VI	(7,744,291)	—	—	—

Total distributions from net realized gains	(51,204,526)	—	(30,076,247)	(6,602,273)

Net share transactions (Note 9):
Class III	(10,056,297)	(138,591,918)	(30,414,525)	(3,199,041)
Class IV	(42,594,863)	(401,686,451)	—	—
Class VI	(12,966,223)	(2,335,478,223)	—	—

Increase (decrease) in net assets resulting from net share transactions	(65,617,383)	(2,875,756,592)	(30,414,525)	(3,199,041)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	294,157	210,862

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(65,617,383)	(2,875,756,592)	(30,120,368)	(2,988,179)

Total increase (decrease) in net assets	(153,466,493)	(2,317,821,711)	(70,329,489)	69,131,090

Net assets:
Beginning of period	2,180,740,916	4,498,562,627	382,688,209	313,557,119

End of period	$2,027,274,423	$2,180,740,916	$312,358,720	$382,688,209

Accumulated undistributed net investment income	$36,195,920	$28,089,510	$2,130,834	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,873,851)

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resources Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$111,938,156	$283,068,440	$4,303,410	$4,303,283
Net realized gain (loss)	920,336,563	2,257,699,493	9,027,466	2,510,131
Change in net unrealized appreciation (depreciation)	(140,379,923)	(260,773,061)	9,692,774	2,978,631

Net increase (decrease) in net assets from operations	891,894,796	2,279,994,872	23,023,650	9,792,045

Distributions to shareholders from:
Net investment income
Class III	(26,687,189)	(118,691,386)	(166,849)	(1,446,887)
Class IV	(8,423,690)	(50,692,652)	(456,082)	(2,587,331)
Class V	(4,214,881)	(6,932,214)	—	—
Class VI	(15,836,982)	(97,143,981)	—	—

Total distributions from net investment income	(55,162,742)	(273,460,233)	(622,931)	(4,034,218)

Net realized gains
Class III	(562,460,320)	(537,513,943)	(618,297)	(870,197)
Class IV	(174,121,110)	(222,766,723)	(1,460,075)	(1,558,527)
Class V	(82,555,308)	(30,388,992)	—	—
Class VI	(312,568,180)	(415,961,923)	—	—

Total distributions from net realized gains	(1,131,704,918)	(1,206,631,581)	(2,078,372)	(2,428,724)

Net share transactions (Note 9):
Class III	188,643,346	(1,343,996,398)	(37,158,399)	(26,061,108)
Class IV	(362,641,991)	(56,839,658)	(27,691,907)	138,120,646
Class V	216,050,718	156,145,402	—	—
Class VI	(357,525,389)	(700,847,320)	—	—

Increase (decrease) in net assets resulting from net share transactions	(315,473,316)	(1,945,537,974)	(64,850,306)	112,059,538

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	56,638	224,376
Class IV	—	—	149,516	150,205

Increase in net assets resulting from purchase premiums and redemption fees	—	—	206,154	374,581

Total increase (decrease) in net assets resulting from net share transactions	(315,473,316)	(1,945,537,974)	(64,644,152)	112,434,119

Total increase (decrease) in net assets	(610,446,180)	(1,145,634,916)	(44,321,805)	115,763,222

Net assets:
Beginning of period	12,211,213,536	13,356,848,452	220,003,891	104,240,669

End of period	$11,600,767,356	$12,211,213,536	$175,682,086	$220,003,891

Accumulated undistributed net investment income	$94,388,072	$37,612,658	$3,994,247	$313,768

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Risk Premium Fund		Tax-Managed International Equities Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,853,928)	$(3,483,715)	$9,236,258	$17,416,698
Net realized gain (loss)	34,968,520	48,874,055	32,544,577	48,099,355
Change in net unrealized appreciation (depreciation)	2,578,030	1,234,682	(37,209,341)	53,033,578

Net increase (decrease) in net assets from operations	35,692,622	46,625,022	4,571,494	118,549,631

Distributions to shareholders from:
Net investment income
Class III	—	—	(5,737,511)	(12,920,366)

Total distributions from net investment income	—	—	(5,737,511)	(12,920,366)

Net realized gains
Class III	(212,589)	(407,126)	—	—
Class IV	(987,600)	(1,142,024)	—	—
Class VI	(21,454,815)	(40,033,457)	—	—

Total distributions from net realized gains	(22,655,004)	(41,582,607)	—	—

Net share transactions (Note 9):
Class III	(532,058)	639,782	(15,113,073)	(98,969,201)
Class IV	(20,187,814)	19,930,107	—	—
Class VI	(88,127,068)	109,307,716	—	—

Increase (decrease) in net assets resulting from net share transactions	(108,846,940)	129,877,605	(15,113,073)	(98,969,201)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	2,822	2,240	—	—
Class IV	8,423	5,358	—	—
Class VI	269,272	220,039	—	—

Increase in net assets resulting from purchase premiums and redemption fees	280,517	227,637	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(108,566,423)	130,105,242	(15,113,073)	(98,969,201)

Total increase (decrease) in net assets	(95,528,805)	135,147,657	(16,279,090)	6,660,064

Net assets:
Beginning of period	766,649,219	631,501,562	485,665,456	479,005,392

End of period	$671,120,414	$766,649,219	$469,386,366	$485,665,456

Accumulated undistributed net investment income	$—	$—	$8,777,272	$5,278,525

Distributions in excess of net investment income	$—	$(562,053)	$—	$—

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Allocation Fund*
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$70,158,955	$37,406,207
Net realized gain (loss)	627,938,454	420,009,433
Change in net unrealized appreciation (depreciation)	(145,281,111)	(100,431,618)

Net increase (decrease) in net assets from operations	552,816,298	356,984,022

Distributions to shareholders from:
Net investment income
Class III	(884,479)	(3,262,900)
Class IV	(492,368)	(863,090)
Class V**	(457,462)	—
Class VI	(15,479,143)	(23,889,696)

Total distributions from net investment income	(17,313,452)	(28,015,686)

Net realized gains
Class III	(11,186,821)	—
Class IV	(5,658,264)	—
Class V**	(5,160,021)	—
Class VI	(162,588,054)	—

Total distributions from net realized gains	(184,593,160)	—

Net share transactions (Note 9):
Class III	(137,397,736)	264,006,648
Class IV	(59,762,725)	233,445,094
Class V**	(267,575,387)	257,045,957
Class VI	(283,449,556)	5,553,853,782

Increase (decrease) in net assets resulting from net share transactions	(748,185,404)	6,308,351,481

Total increase (decrease) in net assets	(397,275,718)	6,637,319,817

Net assets:
Beginning of period	8,119,649,554	1,482,329,737

End of period	$7,722,373,836	$8,119,649,554

Accumulated undistributed net investment income	$67,054,273	$14,208,770

*	Formerly GMO U.S. Core Equity Fund
**	Class V liquidated on July 30, 2014.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEVELOPED WORLD STOCK FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$24.28		$19.41		$18.35		$19.24		$16.28		$11.34		$24.30		$19.42		$18.36		$19.26		$16.30		$11.35

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.36		0.51		0.44		0.43		0.33		0.29		0.37		0.52		0.44		0.44		0.34		0.30
Net realized and unrealized gain (loss)	0.77		4.75		1.12		(0.78	)(b)	3.09		5.03		0.76		4.76		1.13		(0.79	)(b)	3.09		5.04

Total from investment operations	1.13		5.26		1.56		(0.35)		3.42		5.32		1.13		5.28		1.57		(0.35)		3.43		5.34

Less distributions to shareholders:
From net investment income	(0.24)		(0.39)		(0.50)		(0.54)		(0.46)		(0.38)		(0.24)		(0.40)		(0.51)		(0.55)		(0.47)		(0.39)

Total distributions	(0.24)		(0.39)		(0.50)		(0.54)		(0.46)		(0.38)		(0.24)		(0.40)		(0.51)		(0.55)		(0.47)		(0.39)

Net asset value, end of period	$25.17		$24.28		$19.41		$18.35		$19.24		$16.28		$25.19		$24.30		$19.42		$18.36		$19.26		$16.30

Total Return(c)	4.64	%**	27.29%		8.68%		(1.64)%		21.41%		47.03%		4.66	%**	27.39%		8.74%		(1.61)%		21.44%		47.16%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,127		$170,532		$145,072		$147,629		$210,780		$171,842		$286,991		$274,238		$215,262		$197,989		$201,121		$165,445
Net expenses to average daily net assets	0.61	%*(d)	0.61	%(d)	0.60	%(d)	0.60	%(d)(e)	0.60	%(d)(e)	0.60	%(e)	0.56	%(d)*	0.56	%(d)	0.55	%(d)	0.55	%(d)(e)	0.55	%(d)(e)	0.55	%(e)
Net investment income (loss) to average daily net assets	2.89	%*	2.31%		2.38%		2.40%		1.93%		1.93%		2.93	%*	2.37%		2.40%		2.42%		1.98%		1.94%
Portfolio turnover rate	42	%**	64%		50%		56%		34%		47%		42	%**	64%		50%		56%		34%		47%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.10%		0.11%		0.11%		0.11%		0.11%		0.12	%*	0.10%		0.11%		0.11%		0.11%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.01		$0.01		$0.00	(f)	$0.02		$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.00	(f)	—	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
(g)	The class received no purchase premiums or redemption fees.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

64	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$26.16		$20.94		$20.18		$23.07		$19.35		$13.86		$26.44		$21.16		$20.39		$23.31		$19.56		$14.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.51		0.80		0.56		0.63		0.48		0.41		0.52		0.86		0.56		0.65		0.47		0.42
Net realized and unrealized gain (loss)	(0.49)		4.88		0.85		(2.83	)(b)	3.51		5.68		(0.49)		4.90		0.88		(2.86	)(b)	3.58		5.76

Total from investment operations	0.02		5.68		1.41		(2.20)		3.99		6.09		0.03		5.76		1.44		(2.21)		4.05		6.18

Less distributions to shareholders:
From net investment income	(0.43)		(0.46)		(0.65)		(0.69)		(0.27)		(0.60)		(0.44)		(0.48)		(0.67)		(0.71)		(0.30)		(0.62)

Total distributions	(0.43)		(0.46)		(0.65)		(0.69)		(0.27)		(0.60)		(0.44)		(0.48)		(0.67)		(0.71)		(0.30)		(0.62)

Net asset value, end of period	$25.75		$26.16		$20.94		$20.18		$23.07		$19.35		$26.03		$26.44		$21.16		$20.39		$23.31		$19.56

Total Return(c)	0.03	%**	27.41%		7.23%		(9.51)%		20.79%		44.05%		0.05	%**	27.53%		7.30%		(9.47)%		20.88%		44.21%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126,931		$139,401		$169,056		$292,379		$217,090		$394,009		$1,277,415		$1,555,509		$1,540,203		$1,812,184		$2,257,078		$1,925,104
Net expenses to average daily net assets	0.72	%*(d)	0.72	%(d)(e)	0.72	%(d)(e)	0.72	%(d)(e)	0.72	%(d)(e)	0.72	%(e)	0.65	%*(d)	0.65	%(d)(e)	0.65	%(d)(e)	0.65	%(d)(e)	0.65	%(d)(e)	0.65	%(e)
Net investment income (loss) to average daily net assets	3.80	%*	3.47%		2.87%		3.04%		2.36%		2.21%		3.87	%*	3.62%		2.82%		3.09%		2.30%		2.19%
Portfolio turnover rate	35	%**	48%		40%		37%		40%		40%		35	%**	48%		40%		37%		40%		40%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.05%		0.05%		0.05%		0.04	%*	0.04%		0.04%		0.05%		0.05%		0.05%

	Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$26.41		$21.14		$20.37		$23.30		$19.55		$14.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.52		0.89		0.54		0.62		0.48		0.43
Net realized and unrealized gain (loss)	(0.49)		4.88		0.91		(2.83	)(b)	3.58		5.75

Total from investment operations	0.03		5.77		1.45		(2.21)		4.06		6.18

Less distributions to shareholders:
From net investment income	(0.45)		(0.50)		(0.68)		(0.72)		(0.31)		(0.63)

Total distributions	(0.45)		(0.50)		(0.68)		(0.72)		(0.31)		(0.63)

Net asset value, end of period	$25.99		$26.41		$21.14		$20.37		$23.30		$19.55

Total Return(c)	0.04	%**	27.60%		7.39%		(9.43)%		20.96%		44.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,618,643		$11,926,293		$7,366,819		$5,047,058		$3,458,202		$2,779,470
Net expenses to average daily net assets	0.59	%*(d)	0.59	%(d)(e)	0.59	%(d)(e)	0.59	%(d)(e)	0.59	%(d)(e)	0.59	%(e)
Net investment income (loss) to average daily net assets	3.85	%*	3.74%		2.70%		3.00%		2.32%		2.25%
Portfolio turnover rate	35	%**	48%		40%		37%		40%		40%
Fees and expenses reimbursed and/ or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.05%		0.05%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$35.20		$28.96		$27.50		$30.77		$25.63		$18.15		$35.18		$28.94		$27.48		$30.75		$25.62		$18.14

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.71		1.18		0.77		0.87		0.62		0.55		0.73		1.17		0.80		0.90		0.61		0.64
Net realized and unrealized gain (loss)	(0.77)		6.56		1.62		(3.15)		5.11		7.79		(0.78)		6.60		1.60		(3.17)		5.13		7.71

Total from investment operations	(0.06)		7.74		2.39		(2.28)		5.73		8.34		(0.05)		7.77		2.40		(2.27)		5.74		8.35

Less distributions to shareholders:
From net investment income	(0.60)		(1.50)		(0.93)		(0.99)		(0.59)		(0.86)		(0.61)		(1.53)		(0.94)		(1.00)		(0.61)		(0.87)
From net realized gains	(0.88)		—		—		—		—		—		(0.88)		—		—		—		—		—

Total distributions	(1.48)		(1.50)		(0.93)		(0.99)		(0.59)		(0.86)		(1.49)		(1.53)		(0.94)		(1.00)		(0.61)		(0.87)

Net asset value, end of period	$33.66		$35.20		$28.96		$27.50		$30.77		$25.63		$33.64		$35.18		$28.94		$27.48		$30.75		$25.62

Total Return(b)	(0.33	)%**	27.30%		8.93%		(7.25)%		22.61%		45.97%		(0.31	)%**	27.40%		9.00%		(7.19)%		22.68%		46.04%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$563,072		$598,840		$621,870		$885,023		$857,774		$1,017,207		$1,171,264		$1,262,615		$1,394,919		$1,078,912		$1,235,303		$797,730
Net expenses to average daily net assets	0.53	%(c)*	0.53	%(c)(d)	0.53	%(c)(d)	0.53	%(c)(d)	0.53	%(c)(d)	0.53	%(d)	0.47	%(c)*	0.47	%(c)(d)	0.47	%(c)(d)	0.47	%(c)(d)	0.47	%(c)(d)	0.47	%(d)
Net investment income (loss) to average daily net assets	3.98	%*	3.70%		2.87%		3.10%		2.28%		2.22%		4.12	%*	3.69%		2.93%		3.18%		2.24%		2.65%
Portfolio turnover rate	42	%**	54%		47%		34%		40%		48%		42	%**	54%		47%		34%		40%		48%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.06%		0.05%		0.04%		0.05%		0.05%		0.07	%*	0.06%		0.05%		0.05%		0.05%		0.05%

	Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$35.15		$28.91		$27.46		$30.72		$25.60		$18.13
Income (loss) from investment operations:
Net investment income (loss)†(a)	0.70		1.58		0.79		0.92		0.61		0.52
Net realized and unrealized gain (loss)	(0.74)		6.17		1.61		(3.17)		5.13		7.83

Total from investment operations	(0.04)		7.75		2.40		(2.25)		5.74		8.35

Less distributions to shareholders:
From net investment income	(0.62)		(1.51)		(0.95)		(1.01)		(0.62)		(0.88)
From net realized gains	(0.88)		—		—		—		—		—

Total distributions	(1.50)		(1.51)		(0.95)		(1.01)		(0.62)		(0.88)

Net asset value, end of period	$33.61		$35.15		$28.91		$27.46		$30.72		$25.60

Total Return(b)	(0.29	)%**	27.39%		9.01%		(7.13)%		22.69%		46.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$292,939		$319,285		$2,481,773		$2,247,969		$3,507,677		$2,288,572
Net expenses to average daily net assets	0.44	%(c)*	0.44	%(c)(d)	0.44	%(c)(d)	0.44	%(c)(d)	0.44	%(c)(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	3.91	%*	5.24%		2.89%		3.25%		2.25%		2.08%
Portfolio turnover rate	42	%**	54%		47%		34%		40%		48%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.07	%*	0.05%		0.05%		0.05%		0.05%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$10.23		$8.34		$7.44		$8.48		$6.63		$4.20

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.16		0.15		0.18		0.17		0.14		0.08
Net realized and unrealized gain (loss)	(0.43)		2.37		1.02		(0.84)		1.88		2.50

Total from investment operations	(0.27)		2.52		1.20		(0.67)		2.02		2.58

Less distributions to shareholders:
From net investment income	(0.01)		(0.45)		(0.30)		(0.37)		(0.17)		(0.15)
From net realized gains	(0.94)		(0.18)		—		—		—		—

Total distributions	(0.95)		(0.63)		(0.30)		(0.37)		(0.17)		(0.15)

Net asset value, end of period	$9.01		$10.23		$8.34		$7.44		$8.48		$6.63

Total Return(b)	(2.84	)%**	31.30%		16.75%		(8.05)%		31.11%		61.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$312,359		$382,688		$313,557		$368,374		$467,733		$1,160,294
Net expenses to average daily net assets	0.76	%*(c)	0.77	%(c)(d)	0.76	%(c)(d)	0.76	%(c)(d)	0.76	%(c)(d)	0.75	%(d)
Net investment income (loss) to average daily net assets	3.21	%*	1.63%		2.50%		2.28%		1.91%		1.17%
Portfolio turnover rate	45	%**	79%		76%		90%		55%		58%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.17	%*	0.15%		0.17%		0.14%		0.12%		0.09%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01		$0.00	(d)	$0.01		$0.05		$0.02
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$25.08		$23.81		$23.41		$20.81		$18.99		$14.17		$25.10		$23.83		$23.42		$20.83		$19.01		$14.19

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.23		0.51		0.47		0.43		0.36		0.33		0.24		0.53		0.49		0.44		0.38		0.34
Net realized and unrealized gain (loss)	1.67		3.70		2.24		2.58		1.82		4.83		1.67		3.70		2.24		2.57		1.81		4.83

Total from investment operations	1.90		4.21		2.71		3.01		2.18		5.16		1.91		4.23		2.73		3.01		2.19		5.17

Less distributions to shareholders:
From net investment income	(0.12)		(0.53)		(0.51)		(0.41)		(0.36)		(0.34)		(0.12)		(0.55)		(0.52)		(0.42)		(0.37)		(0.35)
From net realized gains	(2.58)		(2.41)		(1.80)		—		—		—		(2.58)		(2.41)		(1.80)		—		—		—

Total distributions	(2.70)		(2.94)		(2.31)		(0.41)		(0.36)		(0.34)		(2.70)		(2.96)		(2.32)		(0.42)		(0.37)		(0.35)

Net asset value, end of period	$24.28		$25.08		$23.81		$23.41		$20.81		$18.99		$24.31		$25.10		$23.83		$23.42		$20.83		$19.01

Total Return(b)	7.70	%**	18.38%		12.39%		14.71%		11.67%		36.73%		7.74	%**	18.43%		12.47%		14.70%		11.71%		36.73%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,771,776		$5,747,512		$6,682,281		$6,539,510		$5,288,776		$4,119,119		$1,732,201		$2,134,444		$2,079,055		$2,035,597		$1,662,542		$1,132,006
Net expenses to average daily net assets	0.48	%*(c)	0.48	%(c)(d)	0.48	%(c)(d)	0.48	%(c)(d)	0.48	%(c)(d)	0.48	%(d)	0.44	%*(c)	0.44	%(c)(d)	0.44	%(c)(d)	0.44	%(c)(d)	0.44	%(c)(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	1.82	%*	2.04%		2.02%		2.01%		1.88%		1.88%		1.85	%*	2.07%		2.09%		2.04%		1.95%		1.97%
Portfolio turnover rate	26	%**	48%		34%		40%		32%		28%		26	%**	48%		34%		40%		32%		28%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.01%		0.02%		0.02%		0.02%		0.02%		0.02	%*	0.01%		0.02%		0.02%		0.02%		0.02%

	Class V Shares												Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$25.10		$23.82		$23.42		$20.82		$19.00		$14.17		$25.09		$23.82		$23.41		$20.82		$19.00		$14.18

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.24		0.56		0.48		0.44		0.38		0.34		0.24		0.54		0.49		0.45		0.38		0.35
Net realized and unrealized gain (loss)	1.67		3.68		2.25		2.58		1.81		4.84		1.67		3.70		2.25		2.57		1.81		4.82

Total from investment operations	1.91		4.24		2.73		3.02		2.19		5.18		1.91		4.24		2.74		3.02		2.19		5.17

Less distributions to shareholders:
From net investment income	(0.13)		(0.55)		(0.53)		(0.42)		(0.37)		(0.35)		(0.13)		(0.56)		(0.53)		(0.43)		(0.37)		(0.35)
From net realized gains	(2.58)		(2.41)		(1.80)		—		—		—		(2.58)		(2.41)		(1.80)		—		—		—

Total distributions	(2.71)		(2.96)		(2.33)		(0.42)		(0.37)		(0.35)		(2.71)		(2.97)		(2.33)		(0.43)		(0.37)		(0.35)

Net asset value, end of period	$24.30		$25.10		$23.82		$23.42		$20.82		$19.00		$24.29		$25.09		$23.82		$23.41		$20.82		$19.00

Total Return(b)	7.73	%**	18.49%		12.45%		14.74%		11.73%		36.87%		7.73	%**	18.50%		12.53%		14.76%		11.77%		36.81%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$841,635		$653,307		$455,097		$578,367		$371,927		$551,272		$3,255,156		$3,675,950		$4,140,416		$9,816,202		$8,913,391		$9,156,696
Net expenses to average daily net assets	0.42	%*(c)	0.42	%(c)(d)	0.41	%(c)(d)	0.42	%(c)(d)	0.42	%(c)(d)	0.42	%(d)	0.39	%*(c)	0.39	%(c)(d)	0.38	%(c)(d)	0.39	%(c)(d)	0.39	%(c)(d)	0.39	%(d)
Net investment income (loss) to average daily net assets	1.91	%*	2.22%		2.05%		2.08%		1.96%		1.98%		1.91	%*	2.13%		2.10%		2.09%		1.99%		2.00%
Portfolio turnover rate	26	%**	48%		34%		40%		32%		28%		26	%**	48%		34%		40%		32%		28%
Fees and expenses reimbursed and/ or waived by the Manager to average daily net assets:	0.02	%*	0.01%		0.02%		0.02%		0.02%		0.02%		0.02	%*	0.01%		0.02%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares								Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,				Period from December 28, 2011 (commencement of operations) through February 29, 2012		Six Months Ended August 31, 2014 (Unaudited)		Period from March 20, 2013 (commencement of operations) through February 28, 2014
			2014		2013
Net asset value, beginning of period	$21.88		$21.59		$22.96		$20.00		$21.86		$21.40

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.49		0.51		0.32		0.03		0.47		0.45
Net realized and unrealized gain (loss)	1.71		0.45		(1.25	)(b)	2.93		1.73		0.70

Total from investment operations	2.20		0.96		(0.93)		2.96		2.20		1.15

Less distributions to shareholders:
From net investment income	(0.08)		(0.40)		(0.20)		—		(0.09)		(0.42)
From net realized gains	(0.28)		(0.27)		(0.24)		—		(0.28)		(0.27)

Total distributions	(0.36)		(0.67)		(0.44)		—		(0.37)		(0.69)

Net asset value, end of period	$23.72		$21.88		$21.59		$22.96		$23.69		$21.86

Total Return(c)	10.04	%**	4.54%		(4.00)%		14.80	%**	10.06	%**	5.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,311		$81,646		$104,241		$8,101		$123,371		$138,358
Net expenses to average daily net assets	0.76	%*(d)	0.75	%(d)(e)	0.77	%(d)	0.75	%*	0.71	%*(d)	0.70	%(d)(e)
Net investment income (loss) to average daily net assets	4.21	%*	2.36%		1.48%		0.78	%*	4.01	%*	2.23%
Portfolio turnover rate	64	%**	40%		51%		15	%**	64	%**	40%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.06	%*	0.10%		0.73%		7.69	%*	0.06	%*	0.11%
Redemption fees consisted of the following per share amounts:†	$0.02		$0.06		$0.22		$0.06		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares						Class IV Shares						Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,				Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,				Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,
			2014		2013(b)				2014		2013(c)				2014		2013(d)
Net asset value, beginning of period	$10.58		$10.53		$10.27		$10.60		$10.54		$10.30		$10.60		$10.53		$10.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	(0.03)		(0.06)		(0.01)		(0.03)		(0.06)		(0.01)		(0.03)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	0.55		0.71		0.27		0.55		0.72		0.25		0.55		0.72		0.54

Total from investment operations	0.52		0.65		0.26		0.52		0.66		0.24		0.52		0.67		0.53

Less distributions to shareholders:
From net realized gains	(0.33)		(0.60)		—		(0.33)		(0.60)		—		(0.33)		(0.60)		—

Total distributions	(0.33)		(0.60)		—		(0.33)		(0.60)		—		(0.33)		(0.60)		—

Net asset value, end of period	$10.77		$10.58		$10.53		$10.79		$10.60		$10.54		$10.79		$10.60		$10.53

Total Return(e)	4.96	%**	6.42%		2.53	%**	4.95	%**	6.51%		2.33	%**	4.95	%**	6.61%		5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,112		$7,489		$6,793		$8,663		$28,964		$8,244		$655,346		$730,196		$616,464
Net expenses to average daily net assets(f)	0.60	%*	0.60	%(g)	0.60	%(g)*	0.55	%*	0.55	%(g)	0.55	%(g)*	0.51	%*	0.51	%(g)	0.51	%(g)*
Net investment income (loss) to average daily net assets	(0.58	)%*	(0.57)%		(0.56	)%*	(0.53	)%*	(0.52)%		(0.51	)%*	(0.49	)%*	(0.48)%		(0.46	)%*
Portfolio turnover rate	24	%**	0%		0	%**	24	%**	0%		0	%**	24	%**	0%		0	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.05%		0.08	%*	0.03	%*	0.05%		0.07	%*	0.03	%*	0.05%		0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(h)	$0.00	(h)	$0.01		$0.00	(h)	$0.00	(h)	$0.00	(h)	$0.00	(h)	$0.00	(h)	$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
(c)	Period from December 17, 2012 (commencement of operations) through February 28, 2013.
(d)	Period from November 15, 2012 (commencement of operations) through February 28, 2013.
(e)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$18.03		$14.56		$13.80		$15.41		$12.97		$9.28

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.35		0.57		0.39		0.43		0.30		0.26
Net realized and unrealized gain (loss)	(0.19)		3.37		0.83		(1.59)		2.47		3.80

Total from investment operations	0.16		3.94		1.22		(1.16)		2.77		4.06

Less distributions to shareholders:
From net investment income	(0.22)		(0.47)		(0.46)		(0.45)		(0.33)		(0.37)

Total distributions	(0.22)		(0.47)		(0.46)		(0.45)		(0.33)		(0.37)

Net asset value, end of period	$17.97		$18.03		$14.56		$13.80		$15.41		$12.97

Total Return(b)	0.85	%**	27.37%		8.99%		(7.35)%		21.51%		43.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$469,386		$485,665		$479,005		$505,282		$599,876		$547,178
Net expenses to average daily net assets	0.66	%(c)*	0.66	%(c)	0.67	%(c)(d)	0.65	%(c)(d)	0.65	%(c)(d)	0.65	%(d)
Net investment income (loss) to average daily net assets	3.78	%*	3.54%		2.83%		3.02%		2.20%		2.08%
Portfolio turnover rate	40	%**	49%		54%		48%		40%		49%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.13	%*	0.10%		0.12%		0.11%		0.11%		0.09%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND (FORMERLY U.S. CORE EQUITY FUND)

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$17.27		$14.51		$13.06		$12.00		$10.57		$7.65		$17.24		$14.48		$13.04		$11.98		$10.55		$7.63

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.15		0.28		0.26		0.22		0.18		0.17		0.16		0.29		0.27		0.22		0.18		0.17
Net realized and unrealized gain (loss)	1.13		2.77		1.47		1.08		1.43		2.93		1.13		2.77		1.46		1.08		1.43		2.93

Total from investment operations	1.28		3.05		1.73		1.30		1.61		3.10		1.29		3.06		1.73		1.30		1.61		3.10

Less distributions to shareholders:
From net investment income	(0.03)		(0.29)		(0.28)		(0.24)		(0.18)		(0.18)		(0.04)		(0.30)		(0.29)		(0.24)		(0.18)		(0.18)
From net realized gains	(0.43)		—		—		—		—		—		(0.43)		—		—		—		—		—

Total distributions	(0.46)		(0.29)		(0.28)		(0.24)		(0.18)		(0.18)		(0.47)		(0.30)		(0.29)		(0.24)		(0.18)		(0.18)

Net asset value, end of period	$18.09		$17.27		$14.51		$13.06		$12.00		$10.57		$18.06		$17.24		$14.48		$13.04		$11.98		$10.55

Total Return(b)	7.45	%**	21.11%		13.40%		11.00%		15.42%		40.85%		7.48	%**	21.21%		13.40%		11.05%		15.47%		41.04%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$370,754		$488,982		$188,363		$259,751		$393,523		$519,309		$241,846		$288,782		$44,849		$52,486		$163,627		$415,267
Net expenses to average daily net assets	0.46	%(c)*	0.46	%(c)(d)	0.46	%(c)(d)	0.46	%(c)(d)	0.46	%(c)(d)	0.46	%(d)	0.41	%(c)*	0.41	%(c)(d)	0.41	%(c)(d)	0.41	%(c)(d)	0.41	%(c)(d)	0.41	%(d)
Net investment income (loss) to average daily net assets	1.68	%*	1.71%		1.95%		1.82%		1.68%		1.73%		1.76	%*	1.75%		2.01%		1.88%		1.68%		1.76%
Portfolio turnover rate	38	%**	74%		79%		61%		96%		52%		38	%**	74%		79%		61%		96%		52%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.03%		0.03%		0.03%		0.02	%*	0.02%		0.02%		0.03%		0.03%		0.03%

	Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$17.21		$14.47		$13.02		$11.97		$10.54		$7.63

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.16		0.30		0.28		0.23		0.20		0.17
Net realized and unrealized gain (loss)	1.13		2.74		1.46		1.07		1.42		2.93

Total from investment operations	1.29		3.04		1.74		1.30		1.62		3.10

Less distributions to shareholders:
From net investment income	(0.04)		(0.30)		(0.29)		(0.25)		(0.19)		(0.19)
From net realized gains	(0.43)		—		—		—		—		—

Total distributions	(0.47)		(0.30)		(0.29)		(0.25)		(0.19)		(0.19)

Net asset value, end of period	$18.03		$17.21		$14.47		$13.02		$11.97		$10.54

Total Return(b)	7.51	%**	21.14%		13.56%		11.06%		15.59%		40.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,109,773		$7,082,304		$1,249,117		$1,095,053		$1,129,978		$1,069,030
Net expenses to average daily net assets	0.37	%(c)*	0.37	%(c)(d)	0.37	%(c)(d)	0.37	%(c)(d)	0.37	%(c)(d)	0.37	%(d)
Net investment income (loss) to average daily net assets	1.81	%*	1.85%		2.08%		1.93%		1.80%		1.80%
Portfolio turnover rate	38	%**	74%		79%		61%		96%		52%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.03%		0.03%		0.03%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2014 (Unaudited)

1.	Organization

Each of Developed World Stock Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Developed World Stock Fund	MSCI World Index	High total return
International Equity Fund	MSCI EAFE Index	High total return
International Large/Mid Cap Equity Fund	MSCI EAFE Index	High total return
International Small Companies Fund	MSCI EAFE Small Cap Index	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	MSCI ACWI Commodity Producers Index	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index (after tax)	High after-tax total return
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	S&P 500 Index	High total return

Developed World Stock Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund and Risk Premium Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See

73

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2014, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2014. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market price for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2014 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Developed World Stock Fund	< 1%		52%
International Equity Fund	—		96%
International Large/Mid Cap Equity Fund	0%	*	97%
International Small Companies Fund	0%	*	96%
Quality Fund	—		11%
Resources Fund	—		87%
Risk Premium Fund	—		(1)%
Tax-Managed International Equities Fund	—		98%
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	—		—

*	Represents the interest in securities that were determined to have a value of zero at August 31, 2014.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

74

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2014, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than sixty days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of sixty days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$188,308	$—	$188,308
Austria	—	1,247,166	—	1,247,166
Belgium	—	1,270,163	—	1,270,163
Brazil	457,099	2,594,418	—	3,051,517
Canada	183,768	—	—	183,768
China	313,068	5,467,636	—	5,780,704
Czech Republic	—	627,307	—	627,307
Denmark	—	1,951,758	—	1,951,758
Egypt	—	195,937	—	195,937
Finland	—	2,953,896	—	2,953,896
France	—	45,140,163	—	45,140,163
Germany	—	31,145,276	—	31,145,276
Hong Kong	—	103,934	—	103,934
Hungary	—	97,563	—	97,563
India	330,650	31,562	—	362,212
Indonesia	193,452	593,178	—	786,630
Ireland	—	931,403	—	931,403
Israel	1,427,502	—	—	1,427,502
Italy	—	13,230,030	—	13,230,030
Japan	—	34,778,884	—	34,778,884
Malaysia	—	78,528	—	78,528

75

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
Mexico	$427,094	$—	$—	$427,094
Netherlands	52,824	3,126,938	—	3,179,762
Nigeria	—	24,552	—	24,552
Norway	—	3,973,251	—	3,973,251
Panama	49,192	—	—	49,192
Peru	208,368	—	—	208,368
Philippines	15,168	183,055	—	198,223
Poland	—	1,050,317	—	1,050,317
Portugal	—	963,188	—	963,188
Qatar	—	58,104	—	58,104
Russia	124,329	7,808,532	—	7,932,861
Singapore	—	529,326	—	529,326
South Africa	—	917,961	4	917,965
South Korea	—	6,684,973	—	6,684,973
Spain	—	14,102,047	—	14,102,047
Sweden	—	3,187,575	—	3,187,575
Switzerland	—	3,060,825	—	3,060,825
Taiwan	115,514	2,320,780	1,612,397	4,048,691
Thailand	—	1,417,576	—	1,417,576
Turkey	—	1,258,721	56,844	1,315,565
United Kingdom	47,368	35,349,682	—	35,397,050
United States	200,529,518	—	—	200,529,518

TOTAL COMMON STOCKS	204,474,914	228,644,513	1,669,245	434,788,672

Preferred Stocks
Brazil	705,930	1,702,863	—	2,408,793
Germany	—	4,911,160	—	4,911,160
Russia	—	1,282,669	—	1,282,669
South Korea	—	2,549,881	—	2,549,881

TOTAL PREFERRED STOCKS	705,930	10,446,573	—	11,152,503

Investment Funds
Thailand	—	20,872	—	20,872
United States	2,399,958	—	—	2,399,958

TOTAL INVESTMENT FUNDS	2,399,958	20,872	—	2,420,830

Rights/Warrants
France	68,821	—	—	68,821

TOTAL RIGHTS/WARRANTS	68,821	—	—	68,821

Mutual Funds
United States	5,254,617	—	—	5,254,617

TOTAL MUTUAL FUNDS	5,254,617	—	—	5,254,617

Short-Term Investments	3,424,755	—	—	3,424,755

Total Investments	216,328,995	239,111,958	1,669,245	457,110,198

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	352,891	—	352,891

Total	$216,328,995	$239,464,849	$1,669,245	$457,463,089

76

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Developed World Stock Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(256,280)	$—		$(256,280)
Futures Contracts
Equity Risk	—	(105)	—		(105)

Total	$—	$(256,385)	$—		$(256,385)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$149,930,699	$—		$149,930,699
Austria	—	60,201,325	0	**	60,201,325
Belgium	—	107,816,510	—		107,816,510
Canada	74,287,927	—	—		74,287,927
Denmark	—	105,438,630	—		105,438,630
Finland	—	195,827,141	—		195,827,141
France	—	2,619,814,931	—		2,619,814,931
Germany	—	1,932,924,282	—		1,932,924,282
Hong Kong	—	145,444,345	—		145,444,345
Ireland	—	60,663,416	—		60,663,416
Israel	115,542,438	57,399,886	—		172,942,324
Italy	—	771,945,289	—		771,945,289
Japan	—	2,507,626,719	—		2,507,626,719
Malta	—	—	0	**	0 **
Netherlands	—	269,677,116	—		269,677,116
New Zealand	—	41,550,313	—		41,550,313
Norway	—	311,854,637	—		311,854,637
Portugal	—	51,657,762	—		51,657,762
Singapore	—	85,739,492	—		85,739,492
Spain	—	798,078,918	—		798,078,918
Sweden	—	224,377,220	—		224,377,220
Switzerland	—	225,327,800	—		225,327,800
United Kingdom	—	2,428,155,527	—		2,428,155,527

TOTAL COMMON STOCKS	189,830,365	13,151,451,958	—		13,341,282,323

Preferred Stocks
Germany	—	298,027,914	—		298,027,914

TOTAL PREFERRED STOCKS	—	298,027,914	—		298,027,914

Rights/Warrants
France	8,394,216	—	—		8,394,216
Hong Kong	735,446	—	—		735,446

TOTAL RIGHTS/WARRANTS	9,129,662	—	—		9,129,662

Mutual Funds
United States	55,074,000	—	—		55,074,000

TOTAL MUTUAL FUNDS	55,074,000	—	—		55,074,000

Short-Term Investments	151,824,332	105,712,826	—		257,537,158

Total Investments	405,858,359	13,555,192,698	0	**	13,961,051,057

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	12,059,238	—		12,059,238

Total	$405,858,359	$13,567,251,936	$0	**	$13,973,110,295

77

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(10,803,609)	$—		$(10,803,609)

International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$24,371,242	$—		$24,371,242
Austria	—	8,487,637	—		8,487,637
Belgium	—	15,963,651	—		15,963,651
Canada	2,370,136	—	—		2,370,136
Denmark	—	13,594,327	—		13,594,327
Finland	—	31,879,131	—		31,879,131
France	—	385,693,899	—		385,693,899
Germany	—	284,696,864	—		284,696,864
Hong Kong	—	21,552,970	—		21,552,970
Ireland	—	7,472,500	—		7,472,500
Israel	18,202,426	7,329,413	—		25,531,839
Italy	—	105,923,217	—		105,923,217
Japan	—	355,481,337	—		355,481,337
Malta	—	—	0	**	0	**
Netherlands	—	38,169,012	0	**	38,169,012
New Zealand	—	6,686,516	—		6,686,516
Norway	—	44,220,264	—		44,220,264
Portugal	—	8,411,066	—		8,411,066
Singapore	—	9,503,554	—		9,503,554
Spain	—	120,005,835	—		120,005,835
Sweden	—	34,333,984	—		34,333,984
Switzerland	—	36,273,858	—		36,273,858
United Kingdom	—	356,696,803	—		356,696,803

TOTAL COMMON STOCKS	20,572,562	1,916,747,080	—		1,937,319,642

Preferred Stocks
Germany	—	45,048,801	—		45,048,801

TOTAL PREFERRED STOCKS	—	45,048,801	—		45,048,801

Rights/Warrants
France	894,511	—	—		894,511
Hong Kong	117,268	—	—		117,268

TOTAL RIGHTS/WARRANTS	1,011,779	—	—		1,011,779

Mutual Funds
United States	28,536,000	—	—		28,536,000

TOTAL MUTUAL FUNDS	28,536,000	—	—		28,536,000

Short-Term Investments	8,833,569	—	—		8,833,569

Total Investments	58,953,910	1,961,795,881	0	**	2,020,749,791

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	1,858,657	—		1,858,657

Total	$58,953,910	$1,963,654,538	$0	**	$2,022,608,448

78

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,547,281)	$—		$(1,547,281)

Total	$—	$(1,547,281)	$—		$(1,547,281)

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,591,578	$—		$2,591,578
Austria	—	840,239	0	**	840,239
Belgium	—	3,289,099	18		3,289,117
Brazil	—	1,929,862	—		1,929,862
Canada	4,397,757	—	—		4,397,757
China	—	3,560,364	—		3,560,364
Denmark	—	2,702,829	—		2,702,829
Finland	—	2,755,858	—		2,755,858
France	—	31,310,589	—		31,310,589
Germany	—	24,356,612	—		24,356,612
Greece	—	1,328,660	5,980		1,334,640
Hong Kong	—	3,246,426	—		3,246,426
Hungary	—	179,275	—		179,275
India	—	2,253,298	—		2,253,298
Indonesia	—	429,485	—		429,485
Ireland	—	583,674	—		583,674
Israel	—	1,648,793	—		1,648,793
Italy	—	16,712,841	—		16,712,841
Japan	—	67,714,867	—		67,714,867
Netherlands	—	11,959,536	0	**	11,959,536
New Zealand	—	635,665	—		635,665
Norway	—	3,277,538	—		3,277,538
Philippines	—	161,260	—		161,260
Poland	—	355,325	—		355,325
Portugal	—	1,239,228	—		1,239,228
Russia	—	2,771,718	—		2,771,718
Singapore	—	2,161,667	—		2,161,667
South Africa	—	1,713,680	—		1,713,680
South Korea	—	5,664,058	—		5,664,058
Spain	—	12,818,150	—		12,818,150
Sweden	—	12,103,214	—		12,103,214
Switzerland	—	7,296,830	—		7,296,830
Taiwan	—	3,602,551	0	**	3,602,551
Thailand	—	514,601	—		514,601
Turkey	—	1,118,283	—		1,118,283
United Kingdom	—	61,825,877	—		61,825,877

TOTAL COMMON STOCKS	4,397,757	296,653,530	5,998		301,057,285

Preferred Stocks
Brazil	—	2,741,704	—		2,741,704
Germany	—	1,524,476	—		1,524,476
Italy	—	458,162	—		458,162

TOTAL PREFERRED STOCKS	—	4,724,342	—		4,724,342

79

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
France	$500,784	$—	$—	$500,784
Malaysia	7,170	—	—	7,170

TOTAL RIGHTS/WARRANTS	507,954	—	—	507,954

Mutual Funds
United States	3,849,207	—	—	3,849,207

TOTAL MUTUAL FUNDS	3,849,207	—	—	3,849,207

Short-Term Investments	5,441,384	—	—	5,441,384

Total Investments	14,196,302	301,377,872	5,998	315,580,172

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	306,948	—	306,948

Total	$14,196,302	$301,684,820	$5,998	$315,887,120

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(313,387)	$—	$(313,387)

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$40,242,374	$—	$40,242,374
Germany	—	56,911,956	—	56,911,956
Japan	—	128,966,791	—	128,966,791
Netherlands	—	75,041,985	—	75,041,985
Switzerland	—	434,670,968	—	434,670,968
United Kingdom	—	535,155,314	—	535,155,314
United States	10,256,963,175	—	—	10,256,963,175

TOTAL COMMON STOCKS	10,256,963,175	1,270,989,388	—	11,527,952,563

Mutual Funds
United States	25,486,000	—	—	25,486,000

TOTAL MUTUAL FUNDS	25,486,000	—	—	25,486,000

Short Term Investments	89,591,529	—	—	89,591,529

Total Investments	10,372,040,704	1,270,989,388	—	11,643,030,092

Total	$10,372,040,704	$1,270,989,388	$—	$11,643,030,092

Resources Fund
Asset Valuation Inputs
Common Stocks
Austria	$—	$1,960,472	$—	$1,960,472
Brazil	—	6,250,856	—	6,250,856
Canada	279,555	—	—	279,555
Chile	—	87,211	—	87,211
China	—	11,159,381	—	11,159,381
Colombia	625,131	—	—	625,131
Czech Republic	—	1,329,110	—	1,329,110

80

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Denmark	$—	$449,666	$—	$449,666
France	—	10,656,513	—	10,656,513
Germany	—	1,460,078	—	1,460,078
Hungary	—	458,217	—	458,217
Indonesia	—	90,288	—	90,288
Italy	—	9,134,839	—	9,134,839
Japan	—	23,155,219	—	23,155,219
Malaysia	—	950,530	—	950,530
Netherlands	—	495,371	—	495,371
Norway	—	15,348,481	—	15,348,481
Poland	—	623,290	—	623,290
Russia	—	16,867,302	—	16,867,302
Singapore	—	545,704	—	545,704
South Africa	—	6,584,066	—	6,584,066
South Korea	—	142,306	—	142,306
Spain	—	10,599,653	—	10,599,653
Sweden	—	589,095	—	589,095
Taiwan	—	215,978	—	215,978
Thailand	—	3,825,371	—	3,825,371
Turkey	—	326,797	—	326,797
United Kingdom	—	18,387,886	—	18,387,886
United States	20,280,818	—	—	20,280,818

TOTAL COMMON STOCKS	21,185,504	141,693,680	—	162,879,184

Preferred Stocks
Brazil	—	10,288,886	—	10,288,886

TOTAL PREFERRED STOCKS	—	10,288,886	—	10,288,886

Mutual Funds
United States	1,816,000	—	—	1,816,000

TOTAL MUTUAL FUNDS	1,816,000	—	—	1,816,000

Short-Term Investments	1,887,247	—	—	1,887,247

Total Investments	24,888,751	151,982,566	—	176,871,317

Total	$24,888,751	$151,982,566	$—	$176,871,317

Risk Premium Fund
Asset Valuation Inputs
Mutual Funds
United States	$293,036,028	$—	$—	$293,036,028

TOTAL MUTUAL FUNDS	293,036,028	—	—	293,036,028

Short-Term Investments	2,845,523	—	—	2,845,523

Total Investments	295,881,551	—	—	295,881,551

Total	$295,881,551	$—	$—	$295,881,551

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(943,400)	$(3,166,904)	$—	$(4,110,304)

81

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,157,039	$—		$4,157,039
Austria	—	1,764,357	0	**	1,764,357
Belgium	—	4,749,212	—		4,749,212
Brazil	—	2,827,971	—		2,827,971
Canada	1,851,510	—	—		1,851,510
China	—	11,945,156	—		11,945,156
Czech Republic	—	830,258	—		830,258
Denmark	—	2,865,575	—		2,865,575
Finland	—	7,342,905	—		7,342,905
France	—	83,711,991	21		83,712,012
Germany	—	59,266,164	—		59,266,164
Greece	—	966,786	—		966,786
Hong Kong	—	2,165,457	—		2,165,457
Ireland	—	1,592,926	—		1,592,926
Israel	3,259,818	1,091,149	—		4,350,967
Italy	—	29,514,582	—		29,514,582
Japan	—	62,089,785	—		62,089,785
Malta	—	—	0	**	0	**
Netherlands	—	7,199,178	—		7,199,178
New Zealand	—	739,915	—		739,915
Norway	—	6,959,140	—		6,959,140
Poland	—	376,703	—		376,703
Portugal	—	1,568,539	—		1,568,539
Russia	—	13,271,557	—		13,271,557
Singapore	—	1,457,295	—		1,457,295
South Africa	—	269,930	—		269,930
South Korea	—	9,729,682	—		9,729,682
Spain	—	28,360,534	—		28,360,534
Sweden	—	5,860,644	—		5,860,644
Switzerland	—	7,384,403	—		7,384,403
Taiwan	—	2,603,180	—		2,603,180
United Kingdom	—	71,914,337	—		71,914,337

TOTAL COMMON STOCKS	5,111,328	434,576,350	21		439,687,699

Preferred Stocks
Brazil	—	7,447,473	—		7,447,473
Germany	—	9,104,494	—		9,104,494
Russia	439,200	—	—		439,200
South Korea	—	6,762,060	—		6,762,060

TOTAL PREFERRED STOCKS	439,200	23,314,027	—		23,753,227

Rights/Warrants
France	267,633	—	—		267,633
Hong Kong	13,143	—	—		13,143

TOTAL RIGHTS/WARRANTS	280,776	—	—		280,776

Mutual Funds
United States	2,064,000	—	—		2,064,000

TOTAL MUTUAL FUNDS	2,064,000	—	—		2,064,000

Short-Term Investments	1,022,322	1,547,974	—		2,570,296

Total Investments	8,917,626	459,438,351	21		468,355,998

82

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$304,938	$—	$304,938

Total	$8,917,626	$459,743,289	$21	$468,660,936

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(312,744)	$—	$(312,744)

U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)
Asset Valuation Inputs
Common Stocks	$7,624,361,419	$—	$—	$7,624,361,419
Mutual Funds	33,263,000	—	—	33,263,000
Short-Term Investments	92,464,543	—	—	92,464,543

Total Investments	7,750,088,962	—	—	7,750,088,962

Total	$7,750,088,962	$—	$—	$7,750,088,962

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at August 31, 2014.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2014, there were no material transfers between Level 1 and Level 2.

83

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Developed World Stock Fund
Common Stocks
South Africa	$—	$—	$—	$—	$—	$—	$4	**	$—		$4	$—
Taiwan	1,546,622	—	(223,157)	—	20,187	268,745	—		—		1,612,397	268,745
Turkey	—	—	—	—	—	—	56,844	**	—		56,844	—
Rights/Warrants
South Korea	—	673	(673)	—	—	—	—		—		—	—

Total	$1,546,622	$673	$(223,830)	$—	$20,187	$268,745	$56,848		$—		$1,669,245	$268,745

International Large/Mid Cap Equity Fund
Preferred Stocks
United Kingdom	$—	$611	$(611)	$—	$—	$—	$—		$—		$—	$—

Total	$—	$611	$(611)	$—	$—	$—	$—		$—		$—	$—

International Small Companies Fund
Common Stocks
Belgium	$19	$—	$—	$—	$—	$(1)	$—		$—		$18	$(1)
Greece	6,282	—	—	—	—	(302)	—		—		5,980	(302)
Indonesia	184,938	—	—	—	—	(1,399)	—		(183,539	)**	—	—

Total	$191,239	$—	$—	$—	$—	$(1,702)	$—		$(183,539)		$5,998	$(303)

Tax-Managed International Equities Fund
Common Stocks
China	$—	$—	$(147,074)	$—	$(14,715)	$—	$161,789	** ***	$—		$—	$—
France	22	—	—	—	—	(1)	—		—		21	(1)
Preferred Stocks
United Kingdom	—	4,561	(4,561)	—	—	—	—		—		—	—
Rights/Warrants
South Korea	—	9,975	(9,975)	—	—	—	—		—		—	—

Total	$22	$14,536	$(161,610)	$—	$(14,715)	$(1)	$161,789		$—		$21	$(1)

*	Unless separately noted, the Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Security transferred into Level 3 is shown at cost.

84

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of August 31, 2014 were as follows:

Fund Name	Level 3 securities
Developed World Stock Fund	< 1%
International Equity Fund	0%	*
International Large/Mid Cap Equity Fund	0%	*
International Small Companies Fund	< 1%
Quality Fund	—
Resources Fund	—
Risk Premium Fund	—
Tax-Managed International Equities Fund	< 1%
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	—

*	Represents the interest in securities that were determined to have a value of zero at August 31, 2014.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund intends to distribute net investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2014, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

85

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. Equity Allocation Fund’s holdings consisted of securities contributed to it in a previous year. The aggregate value of these securities significantly exceeded their aggregate tax basis at the time of contribution. U.S. GAAP and tax accounting differences related to these holdings were recognized by U.S. Equity Allocation Fund on securities sold during the period ended August 31, 2014. In addition, U.S. GAAP and tax accounting differences are expected to be recognized upon sale in subsequent periods, as applicable.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2014, the Funds listed below elected to defer to March 1, 2014 late-year ordinary losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)
Developed World Stock Fund	—
International Equity Fund	—
International Large/Mid Cap Equity Fund	—
International Small Companies Fund	—
Quality Fund	—
Resources Fund	—
Risk Premium Fund	(562,053)
Tax-Managed International Equities Fund	—
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	—
As of February 28, 2014, the Funds listed below had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2014, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
Developed World Stock Fund	(32,823,601)	(13,491,492)	—	(46,315,093)	—
International Equity Fund	(103,378,059)	(163,539,321)	—	(266,917,380)	—
International Large/Mid Cap Equity Fund	(287,458,464)	(47,181,759)	—	(334,640,223)	—
International Small Companies Fund	—	—	—	—	—
Quality Fund	—	—	—	—	—
Resources Fund	—	—	—	—	—
Risk Premium Fund	—	—	—	—	—
Tax-Managed International Equities Fund	(51,114,552)	—	—	(51,114,552)	—
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	(258,819,155)	—	—	(258,819,155)	—

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As of August 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Developed World Stock Fund	407,599,205	58,710,457	(9,199,464)	49,510,993
International Equity Fund	13,167,083,677	1,253,254,646	(459,287,266)	793,967,380
International Large/Mid Cap Equity Fund	1,918,916,004	171,543,764	(69,709,977)	101,833,787
International Small Companies Fund	305,041,494	33,440,617	(22,901,939)	10,538,678
Quality Fund	9,840,610,076	1,832,188,103	(29,768,087)	1,802,420,016
Resources Fund	164,296,423	15,217,147	(2,642,253)	12,574,894
Risk Premium Fund	295,951,523	—	(69,972)	(69,972)
Tax-Managed International Equities Fund	379,915,416	98,345,396	(9,904,814)	88,440,582
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	6,865,204,630	1,016,335,037	(131,450,705)	884,884,332

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent except for Quality Fund, U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund) and Risk Premium Fund. For Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent. State Street serves as the transfer agent for all Funds. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of

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Operations. Prior to December 31, 2012 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Funds maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2014, the premium on cash purchases and the fee on cash redemptions were as follows:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)
Purchase Premium	0.25%	—	—	0.50%	—	0.30%	0.15%	—	—
Redemption Fee	0.25%	—	—	0.50%	—	0.30%	0.15%	—	—

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)
Market Risk – Equities	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments							X
Credit Risk							X
Illiquidity Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X		X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Commodities Risk						X
Merger Arbitrage Risk							X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Fund of Funds Risk
Non-Diversified Funds	X				X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions, and may have

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to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk – Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk – Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if it all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

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• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is requested by the Fund.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

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These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds, particularly Risk Premium Fund, are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third-party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

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A Fund and/or its shareholders may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong positive correlations (e.g., different industries within broad

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sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions may not be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

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Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender

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offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, a Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. A Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, a Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. If a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains

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(if any) and may limit or prevent a Fund’s use of tax equalization. In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future in tax legislation and regulation.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying funds, including wholly owned subsidiaries, other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

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• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Developed World Stock Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other positions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate

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transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2014, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivatives and Objective for Use	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Forward currency contracts
Adjust exposure to foreign currencies	X	X	X	X			X
To manage against anticipated currency exchange rate changes	X	X	X	X			X
Futures contracts
Adjust exposure to certain securities markets	X
Maintain the diversity and liquidity of the portfolio	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment						X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE

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close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the period ended August 31, 2014, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of period	—	10,202	$11,920,737	—	—	$—
Options written	—	63,360	70,722,147	—	—	—
Options bought back	—	(28,666)	(28,929,156)	—	—	—
Options expired	—	(34,318)	(42,953,611)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	10,578	$10,760,117	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

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Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2014 and the Statements of Operations for the period ended August 31, 2014^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Developed World Stock Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$68,821	$—	$—	$—	$68,821
Unrealized Appreciation on Forward Currency Contracts	—	—	352,891	—	—	352,891

Total	$—	$68,821	$352,891	$—	$—	$421,712

Derivatives not subject to Master Agreements	$—	$68,821	$—	$—	$—	$68,821

Total subject to Master Agreements	$—	$—	$352,891	$—	$—	$352,891

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(256,280)	$—	$—	$(256,280)
Unrealized Depreciation on Futures Contracts*	—	(105)	—	—	—	(105)

Total	$—	$(105)	$(256,280)	$—	$—	$(256,385)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(105)	$(256,280)	$—	$—	$(256,385)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(50,683)	$—	$—	$—	$(50,683)
Forward Currency Contracts	—	—	(420,307)	—	—	(420,307)
Futures Contracts	—	267,197	—	—	—	267,197

Total	$—	$216,514	$(420,307)	$—	$—	$(203,793)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(13,012)	$—	$—	$—	$(13,012)
Forward Currency Contracts	—	—	539,233	—	—	539,233
Futures Contracts	—	11,160	—	—	—	11,160

Total	$—	$(1,852)	$539,233	$—	$—	$537,381

International Equity Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$9,129,662	$—	$—	$—	$9,129,662
Unrealized Appreciation on Forward Currency Contracts	—	—	12,059,238	—	—	12,059,238

Total	$—	$9,129,662	$12,059,238	$—	$—	$21,188,900

Derivatives not subject to Master Agreements	$—	$9,129,662	$—	$—	$—	$9,129,662

Total subject to Master Agreements	$—	$—	$12,059,238	$—	$—	$12,059,238

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Equity Fund (continued)
Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(10,803,609)	$—	$—	$(10,803,609)

Total	$—	$—	$(10,803,609)	$—	$—	$(10,803,609)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(10,803,609)	$—	$—	$(10,803,609)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$1,348,169	$—	$—	$—	$1,348,169
Forward Currency Contracts	—	—	(17,054,947)	—	—	(17,054,947)

Total	$—	$1,348,169	$(17,054,947)	$—	$—	$(15,706,778)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$4,265,971	$—	$—	$—	$4,265,971
Forward Currency Contracts	—	—	18,835,652	—	—	18,835,652

Total	$—	$4,265,971	$18,835,652	$—	$—	$23,101,623

International Large/Mid Cap Equity Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$1,011,779	$—	$—	$—	$1,011,779
Unrealized Appreciation on Forward Currency Contracts	—	—	1,858,657	—	—	1,858,657

Total	$—	$1,011,779	$1,858,657	$—	$—	$2,870,436

Derivatives not subject to Master Agreements	$—	$1,011,779	$—	$—	$—	$1,011,779

Total subject to Master Agreements	$—	$—	$1,858,657	$—	$—	$1,858,657

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,547,281)	$—	$—	$(1,547,281)

Total	$—	$—	$(1,547,281)	$—	$—	$(1,547,281)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(1,547,281)	$—	$—	$(1,547,281)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$735,929	$—	$—	$—	$735,929
Forward Currency Contracts	—	—	(3,003,152)	—	—	(3,003,152)

Total	$—	$735,929	$(3,003,152)	$—	$—	$(2,267,223)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$667,734	$—	$—	—	$667,734
Forward Currency Contracts	—	—	3,082,054	—	—	3,082,054

Total	$—	$667,734	$3,082,054	$—	$—	$3,749,788

International Small Companies Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$507,954	$—	$—	$—	$507,954
Unrealized Appreciation on Forward Currency Contracts	—	—	306,948	—	—	306,948

Total	$—	$507,954	$306,948	$—	$—	$814,902

Derivatives not subject to Master Agreements	$—	$507,954	$—	$—	$—	$507,954

Total subject to Master Agreements	$—	$—	$306,948	$—	$—	$306,948

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Small Companies Fund (continued)
Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(313,387)	$—	$—	$(313,387)

Total	$—	$—	$(313,387)	$—	$—	$(313,387)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(313,387)	$—	$—	$(313,387)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(291,180)	$—	$—	$—	$(291,180)
Forward Currency Contracts	—	—	(474,003)	—	—	(474,003)

Total	$—	$(291,180)	$(474,003)	$—	$—	$(765,183)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$213,608	$—	$—	$—	$213,608
Forward Currency Contracts	—	—	482,945	—	—	482,945

Total	$—	$213,608	$482,945	$—	$—	$696,553

Resources Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$14	$—	$—	$—	$14

Total	$—	$14	$—	$—	$—	$14

Risk Premium Fund
Liabilities:
Written Options, at value	$—	$(4,110,304)	$—	$—	$—	$(4,110,304)

Total	$—	$(4,110,304)	$—	$—	$—	$(4,110,304)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(4,110,304)	$—	$—	$—	$(4,110,304)

Net Realized Gain (Loss) on:
Written Options	$—	$34,916,187	$—	$—	$—	$34,916,187

Total	$—	$34,916,187	$—	$—	$—	$34,916,187

Change in Net Unrealized Appreciation (Depreciation) on:
Written Options	$—	$2,582,028	$—	$—	$—	$2,582,028

Total	$—	$2,582,028	$—	$—	$—	$2,582,028

Tax-Managed International Equities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$280,776	$—	$—	$—	$280,776
Unrealized Appreciation on Forward Currency Contracts	—	—	304,938	—	—	304,938

Total	$—	$280,776	$304,938	$—	$—	$585,714

Derivatives not subject to Master Agreements	$—	$280,776	$—	$—	$—	$280,776

Total subject to Master Agreements	$—	$—	$304,938	$—	$—	$304,938

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(312,744)	$—	$—	$(312,744)

Total	$—	$—	$(312,744)	$—	$—	$(312,744)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(312,744)	$—	$—	$(312,744)

106

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Tax-Managed International Equities Fund (continued)
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$150,152	$—	$—	$—	$150,152
Forward Currency Contracts	—	—	(1,074,841)	—	—	(1,074,841)

Total	$—	$150,152	$(1,074,841)	$—	$—	$(924,689)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$169,755	$—	$—	$—	$169,755
Forward Currency Contracts	—	—	471,610	—	—	471,610

Total	$—	$169,755	$471,610	$—	$—	$641,365

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Period end variation margin on open futures contracts is reported within the Statements of Assets and Liabilities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. If termination events were triggered by a Fund on August 31, 2014, that Fund may be required to potentially settle positions at the amounts noted in the Schedule of Investments. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2014, if any.

107

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Developed World Stock Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$40,922	$—	$40,922	$—
Bank of New York Mellon	19,807	—	19,807	—
Barclays Bank plc	21,635	—	21,635	—
Brown Brothers Harriman & Co.	42,946	—	(25,626)	17,320
Deutsche Bank AG	200,996	—	(8,711)	192,285
Morgan Stanley & Co. International PLC	21,439	—	21,439	—
State Street Bank and Trust Company	5,146	—	5,146	—

Total	$352,891	$—	$74,612	$209,605

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$44,337	$—	$(40,922)	$3,415
Bank of New York Mellon	40,381	—	(19,807)	20,574
Barclays Bank plc	51,556	—	(21,635)	29,921
Brown Brothers Harriman & Co.	25,626	—	25,626	—
Deutsche Bank AG	8,711	—	8,711	—
Morgan Stanley & Co. International PLC	27,977	—	(21,439)	6,538
State Street Bank and Trust Company	57,692	—	(5,146)	52,546

Total	$256,280	$—	$(74,612)	$112,994

International Equity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,781,237	$—	$(1,651,499)	$129,738
Bank of New York Mellon	1,856,442	—	(1,430,159)	426,283
Barclays Bank plc	1,711,290	—	(969,588)	741,702
Brown Brothers Harriman & Co.	1,302,149	—	(868,637)	433,512
Deutsche Bank AG	1,253,044	—	1,253,044	—
JPMorgan Chase Bank, N.A.	1,504,006	—	(1,495,668)	8,338
Morgan Stanley & Co. International PLC	1,375,269	—	1,375,269	—
State Street Bank and Trust Company	1,275,801	—	1,275,801	—

Total	$12,059,238	$—	$(2,511,437)	$1,739,573

108

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

International Equity Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$1,651,499	$—	$1,651,499	$—
Bank of New York Mellon	1,430,159	—	1,430,159	—
Barclays Bank plc	969,588	—	969,588	—
Brown Brothers Harriman & Co.	868,637	—	868,637	—
Deutsche Bank AG	1,637,013	—	(1,253,044)	383,969
JPMorgan Chase Bank, N.A.	1,495,668	—	1,495,668	—
Morgan Stanley & Co. International PLC	1,415,811	—	(1,375,269)	40,542
State Street Bank and Trust Company	1,335,234	—	(1,275,801)	59,433

Total	$10,803,609	$—	$2,511,437	$483,944

International Large/Mid Cap Equity Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$457,832	$—	$(250,594)	$207,238
Bank of New York Mellon	232,719	—	(203,975)	28,744
Barclays Bank plc	205,059	—	205,059	—
Brown Brothers Harriman & Co.	155,719	—	(109,473)	46,246
Deutsche Bank AG	263,748	—	(179,302)	84,446
JPMorgan Chase Bank, N.A.	36,915	—	36,915	—
Morgan Stanley & Co. International PLC	341,143	—	(123,850)	217,293
State Street Bank and Trust Company	165,522	—	(121,918)	43,604

Total	$1,858,657	$—	$(747,138)	$627,571

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$250,594	$—	$250,594	$—
Bank of New York Mellon	203,975	—	203,975	—
Barclays Bank plc	282,513	—	(205,059)	77,454
Brown Brothers Harriman & Co.	109,473	—	109,473	—
Deutsche Bank AG	179,302	—	179,302	—
JPMorgan Chase Bank, N.A.	275,656	—	(36,915)	238,741
Morgan Stanley & Co. International PLC	123,850	—	123,850	—
State Street Bank and Trust Company	121,918	—	121,918	—

Total	$1,547,281	$—	$747,138	$316,195

109

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

International Small Companies Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$33,159	$—	$(21,317)	$11,842
Bank of New York Mellon	36,445	—	36,445	—
Barclays Bank plc	43,311	—	43,311	—
Brown Brothers Harriman & Co.	27,133	—	27,133	—
Deutsche Bank AG	30,634	—	(29,931)	703
Morgan Stanley & Co. International PLC	126,543	—	(58,281)	68,262
State Street Bank and Trust Company	9,723	—	9,723	—

Total	$306,948	$—	$7,083	$80,807

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$21,317	$—	$21,317	$—
Bank of New York Mellon	56,173	—	(36,445)	19,728
Barclays Bank plc	49,050	—	(43,311)	5,739
Brown Brothers Harriman & Co.	44,054	—	(27,133)	16,921
Deutsche Bank AG	29,931	—	29,931	—
JPMorgan Chase Bank, N.A.	23,473	—	—	23,473
Morgan Stanley & Co. International PLC	58,281	—	58,281	—
State Street Bank and Trust Company	31,108	—	(9,723)	21,385

Total	$313,387	$—	$(7,083)	$87,246

Tax-Managed International Equities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$83,318	$—	$(63,209)	$20,109
Barclays Bank plc	32,410	—	32,410	—
Brown Brothers Harriman & Co.	53,848	—	53,848	—
Deutsche Bank AG	69,290	—	(43,446)	25,844
Morgan Stanley & Co. International PLC	66,072	—	(34,550)	31,522

Total	$304,938	$—	$(54,947)	$77,475

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$63,209	$—	$63,209	$—
Bank of New York Mellon	3,858	—	—	3,858
Barclays Bank plc	62,007	—	(32,410)	29,597
Brown Brothers Harriman & Co.	73,969	—	(53,848)	20,121
Deutsche Bank AG	43,446	—	43,446	—
Morgan Stanley & Co. International PLC	34,550	—	34,550	—
State Street Bank and Trust Company	31,705	—	—	31,705

Total	$312,744	$—	$54,947	$85,281

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

110

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The following tables present the Funds’ exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Developed World Stock Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co. – Futures	$270	$(270)	$—	$—	*

Total	$270	$(270)	$—	$—

Risk Premium Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. Incorporated – Options	$4,110,304	$(4,110,304)	$—	$—	*

Total	$4,110,304	$(4,110,304)	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or number of contracts (options) outstanding at each month-end, was as follows for the period ended August 31, 2014:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options	Rights and/or Warrants ($)
Developed World Stock Fund	72,076,541	1,142,690	—	80,509
International Equity Fund	2,998,167,629	—	—	8,978,161
International Large/Mid Cap Equity Fund	485,619,275	—	—	1,132,470
International Small Companies Fund	89,351,649	—	—	586,785
Quality Fund	—	—	—	—
Resources Fund	—	—	—	19,934
Risk Premium Fund	—	—	10,564	—
Tax-Managed International Equities Fund	73,720,609	—	—	266,227
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	—	—	—	—

111

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)
Management Fee	0.45%	0.50%	0.38%	0.60%	0.33%	0.50%	0.45%	0.50%	0.31%

In addition, each class of shares of certain Funds (except Class M shares of International Equity Fund Class M (formerly International Intrinsic Value Fund) and U.S. Equity Allocation Fund Class M (formerly U.S. Core Equity Fund) which liquidated on March 27, 2013 and January 31, 2013, respectively)) pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third-party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. The Manager may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V		Class VI
Developed World Stock Fund		0.15%	0.10%
International Equity Fund	0.22%	0.15%	0.09%
International Large/Mid Cap Equity Fund		0.15%	0.09%			0.055%
International Small Companies Fund		0.15%
Quality Fund		0.15%	0.105%	0.085%		0.055%
Resources Fund		0.15%	0.10%	0.085%	*	0.055%	*
Risk Premium Fund		0.15%	0.10%	0.085%	*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)		0.15%	0.10%	0.085%	*	0.055%

*	Class is offered but has no shareholders as of August 31, 2014.

For each Fund other than Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

112

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

For each Fund that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2015 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2014 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Developed World Stock Fund	2,413	368
International Equity Fund	72,286	9,108
International Large/Mid Cap Equity Fund	11,040	1,472
International Small Companies Fund	1,840	184
Quality Fund	64,216	8,279
Resources Fund	1,196	184
Risk Premium Fund	4,140	552
Tax-Managed International Equities Fund	2,484	368
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	44,855	4,784

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2014, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Developed World Stock Fund	< 0.001%	0.000%	< 0.001%
International Equity Fund	< 0.001%	0.000%	< 0.001%
International Large/Mid Cap Equity Fund	< 0.001%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	< 0.001%
Risk Premium Fund	0.001%	0.000%	0.001%
Tax-Managed International Equities Fund	< 0.001%	0.000%	< 0.001%
U.S. Equity Allocation fund (formerly U.S. Core Equity Fund)	< 0.001%	0.000%	< 0.001%

113

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2014 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Developed World Stock Fund	—	189,322,227	—	190,729,953
International Equity Fund	—	5,277,595,298	—	4,773,714,649
International Large/Mid Cap Equity Fund	—	897,352,507	—	998,014,978
International Small Companies Fund	—	150,854,213	—	203,936,928
Quality Fund	—	3,067,412,241	—	4,365,525,039
Resources Fund	—	131,410,900	—	194,188,130
Risk Premium Fund	—	83,868,000	—	69,085,000
Tax-Managed International Equities Fund	—	191,389,156	—	201,324,596
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	—	2,976,856,735	—	3,824,721,741

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2014.

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Developed World Stock Fund	3		91.29%	0.04%	—
International Equity Fund	3	*	35.52%	0.05%	89.01%
International Large/Mid Cap Equity Fund	2		23.48%	0.01%	0.29%
International Small Companies Fund	3		63.80%	0.09%	—
Quality Fund	—		—	0.28%	—
Resources Fund	1		48.55%	3.99%	9.57%
Risk Premium Fund	4	**	93.95%	0.01%	99.95%
Tax-Managed International Equities Fund	1		16.29%	1.00%	—
U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)	4	**	56.63%	< 0.01%	87.07%

*	Two of the shareholders are other funds of the Trust.
**	Three of the shareholders are other funds of the Trust.

114

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Developed World Stock Fund
Class III:
Shares issued to shareholders in reinvestment of distributions	39,569	$1,007,419	81,378	$1,812,743
Shares repurchased	(263,272)	(6,616,541)	(534,343)	(11,570,793)
Redemption fees	—	6,242	—	11,313

Net increase (decrease)	(223,703)	$(5,602,880)	(452,965)	$(9,746,737)

Class IV:
Shares issued to shareholders in reinvestment of distributions	108,378	$2,760,371	200,559	$4,478,100
Shares repurchased	—	—	(277)	(6,461)
Redemption fees	—	10,299	—	17,630

Net increase (decrease)	108,378	$2,770,670	200,282	$4,489,269

International Equity Fund
Class II:
Shares sold	276,550	$7,250,224	1,424,266	$35,369,649
Shares issued to shareholders in reinvestment of distributions	71,325	1,902,229	111,902	2,595,102
Shares repurchased	(745,953)	(19,539,627)	(4,281,645)	(101,439,787)

Net increase (decrease)	(398,078)	$(10,387,174)	(2,745,477)	$(63,475,036)

Class III:
Shares sold	3,460,542	$92,999,342	23,948,118	$589,292,369
Shares issued to shareholders in reinvestment of distributions	779,817	21,023,847	1,218,214	28,749,130
Shares repurchased	(13,989,591)	(371,263,540)	(39,116,291)	(943,666,876)

Net increase (decrease)	(9,749,232)	$(257,240,351)	(13,949,959)	$(325,625,377)

Class IV:
Shares sold	82,228,221	$2,200,544,955	295,394,802	$6,955,499,874
Shares issued to shareholders in reinvestment of distributions	7,615,257	205,002,714	10,639,750	250,388,262
Shares repurchased	(56,027,058)	(1,496,757,109)	(202,916,759)	(4,963,474,861)

Net increase (decrease)	33,816,420	$908,790,560	103,117,793	$2,242,413,275

Shares sold	—	$—	—	$—
Class M:*
Shares sold	—	$—	11,217	$239,035
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	(596,232)	(12,544,031)

Net increase (decrease)	—	$—	(585,015)	$(12,304,996)

International Large/Mid Cap Equity Fund
Class III:
Shares sold	194,476	$6,811,954	2,604,617	$90,759,832
Shares issued to shareholders in reinvestment of distributions	621,937	21,693,177	807,518	25,869,185
Shares repurchased	(1,099,372)	(38,561,428)	(7,877,000)	(255,220,935)

Net increase (decrease)	(282,959)	$(10,056,297)	(4,464,865)	$(138,591,918)

115

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
International Large/Mid Cap Equity Fund (continued)
Class IV:
Shares sold	568,414	$19,911,842	5,403,159	$185,258,681
Shares issued to shareholders in reinvestment of distributions	1,426,016	49,710,909	1,969,052	63,045,580
Shares repurchased	(3,067,714)	(112,217,614)	(19,682,690)	(649,990,712)

Net increase (decrease)	(1,073,284)	$(42,594,863)	(12,310,479)	$(401,686,451)

Class VI:
Shares sold	403,873	$14,003,069	9,066,238	$301,514,446
Shares issued to shareholders in reinvestment of distributions	378,067	13,168,054	1,218,468	38,003,453
Shares repurchased	(1,149,753)	(40,137,346)	(87,049,584)	(2,674,996,122)

Net increase (decrease)	(367,813)	$(12,966,223)	(76,764,878)	$(2,335,478,223)

International Small Companies Fund
Class III:
Shares sold	28,271	$270,593	2,633,525	$23,455,913
Shares issued to shareholders in reinvestment of distributions	3,031,974	28,106,395	2,272,779	20,646,534
Shares repurchased	(5,813,032)	(58,791,513)	(5,092,387)	(47,301,488)
Purchase premiums	—	779	—	46,233
Redemption fees	—	293,378	—	164,629

Net increase (decrease)	(2,752,787)	$(30,120,368)	(186,083)	$(2,988,179)

Quality Fund
Class III:
Shares sold	7,947,586	$201,116,265	20,360,306	$512,757,069
Shares issued to shareholders in reinvestment of distributions	23,373,664	560,967,921	25,168,153	607,852,263
Shares repurchased	(22,767,995)	(573,440,840)	(97,051,568)	(2,464,605,730)

Net increase (decrease)	8,553,255	$188,643,346	(51,523,109)	$(1,343,996,398)

Class IV:
Shares sold	649,997	$16,160,568	53,185,490 (a)	$1,344,642,103 (a)
Shares issued to shareholders in reinvestment of distributions	6,715,377	161,370,510	10,091,224	243,740,238
Shares repurchased	(21,134,768)	(540,173,069)	(65,504,615)	(1,645,221,999)

Net increase (decrease)	(13,769,394)	$(362,641,991)	(2,227,901)	$(56,839,658)

Class V:
Shares sold	9,995,822	$257,492,359	14,836,788	$355,177,332
Shares issued to shareholders in reinvestment of distributions	3,599,870	86,468,885	1,512,787	36,540,387
Shares repurchased	(4,988,236)	(127,910,526)	(9,422,968)	(235,572,317)

Net increase (decrease)	8,607,456	$216,050,718	6,926,607	$156,145,402

Class VI:
Shares sold	1,769,180	$44,312,200	40,483,976 (b)	$1,012,560,445 (b)
Shares issued to shareholders in reinvestment of distributions	13,559,558	325,564,975	20,891,060	504,056,208
Shares repurchased	(27,855,805)	(727,402,564)	(88,692,480)	(2,217,463,973)

Net increase (decrease)	(12,527,067)	$(357,525,389)	(27,317,444)	$(700,847,320)

116

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Resources Fund
Class III:
Shares sold	—	$—	3,334,058	$70,137,083
Shares issued to shareholders in reinvestment of distributions	32,715	785,146	95,558	2,032,105
Shares repurchased	(1,558,924)	(37,943,545)	(4,525,296)	(98,230,296)
Purchase premiums	—	683	—	214,228
Redemption fees	—	55,955	—	10,148

Net increase (decrease)	(1,526,209)	$(37,101,761)	(1,095,680)	$(25,836,732)

	Six Months Ended August 31, 2014 (Unaudited)		Period from March 20, 2013 (commencement of operations) through February 28, 2014

	Shares	Amount	Shares	Amount
Class IV:
Shares sold	28,539	$618,154	6,206,967	$135,518,310
Shares issued to shareholders in reinvestment of distributions	77,339	1,853,827	181,697	3,854,959
Shares repurchased	(1,228,810)	(30,163,888)	(58,221)	(1,252,623)
Purchase premiums	—	1,163	—	132,842
Redemption fees	—	148,353	—	17,363

Net increase (decrease)	(1,122,932)	$(27,542,391)	6,330,443	$138,270,851

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Risk Premium Fund
Class III:
Shares sold	—	$—	49,454	$509,422
Shares issued to shareholders in reinvestment of distributions	19,924	212,589	39,647	407,126
Shares repurchased	(67,661)	(744,647)	(26,441)	(276,766)
Purchase premiums	—	402	—	1,774
Redemption fees	—	2,420	—	466

Net increase (decrease)	(47,737)	$(529,236)	62,660	$642,022

Class IV:
Shares sold	240,412	$2,618,086	1,888,445	$19,281,035
Shares issued to shareholders in reinvestment of distributions	92,386	987,600	111,037	1,142,024
Shares repurchased	(2,263,588)	(23,793,500)	(48,519)	(492,952)
Purchase premiums	—	1,840	—	3,577
Redemption fees	—	6,583	—	1,781

Net increase (decrease)	(1,930,790)	$(20,179,391)	1,950,963	$19,935,465

Class VI:
Shares sold	2,582,290	$28,372,102	9,483,575	$100,728,384
Shares issued to shareholders in reinvestment of distributions	2,006,998	21,454,815	3,894,970	40,033,457
Shares repurchased	(12,796,057)	(137,953,985)	(2,984,066)	(31,454,125)
Purchase premium fees	—	39,421	—	174,824
Redemption fees	—	229,851	—	45,215

Net increase (decrease)	(8,206,769)	$(87,857,796)	10,394,479	$109,527,755

117

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Tax-Managed International Equities Fund
Class III:
Shares sold	64,063	$1,172,630	105,318	$1,555,908
Shares issued to shareholders in reinvestment of distributions	141,934	2,625,780	377,884	6,183,177
Shares repurchased	(1,027,141)	(18,911,483)	(6,445,201)	(106,708,286)

Net increase (decrease)	(821,144)	$(15,113,073)	(5,961,999)	$(98,969,201)

U.S. Equity Allocation Fund (formerly GMO U.S. Core Equity Fund)
Class III:
Shares sold	557,939	$9,602,344	6,397,933	$109,258,316
Shares issued to shareholders in merger transaction	—	—	15,110,659	257,485,628
Shares issued to shareholders in reinvestment of distributions	667,096	11,941,020	183,052	3,018,979
Shares repurchased	(9,047,980)	(158,941,100)	(6,356,793)	(105,756,275)

Net increase (decrease)	(7,822,945)	$(137,397,736)	15,334,851	$264,006,648

Class IV:
Shares sold	27,732	$480,308	7,742,755	$131,968,171
Shares issued to shareholders in merger transaction	—	—	10,324,339	175,617,009
Shares issued to shareholders in reinvestment of distributions	339,537	6,067,537	47,424	780,958
Shares repurchased	(3,728,208)	(66,310,570)	(4,459,715)	(74,921,044)

Net increase (decrease)	(3,360,939)	$(59,762,725)	13,654,803	$233,445,094

Class V:**
Shares sold	—	$—	2,669,000	$45,834,662
Shares issued to shareholders in merger transaction	—	—	13,668,949	232,508,829
Shares issued to shareholders in reinvestment of distributions	314,353	5,617,482	—	—
Shares repurchased	(15,372,225)	(273,192,869)	(1,280,077)	(21,297,534)

Net increase (decrease)	(15,057,872)	$(267,575,387)	15,057,872	$257,045,957

Class VI:
Shares sold	55,432,807	$996,385,536	69,757,018	$1,177,823,745
Shares issued to shareholders in merger transaction	—	—	352,709,509	5,989,007,468
Shares issued to shareholders in reinvestment of distributions	9,981,076	178,062,398	1,454,040	23,889,696
Shares repurchased	(82,620,042)	(1,457,897,490)	(98,754,176)	(1,636,867,127)

Net increase (decrease)	(17,206,159)	$(283,449,556)	325,166,391	$5,553,853,782

(a)	6,495,158 shares and $167,185,390 were purchased in-kind.
(b)	5,372,627 shares and $128,352,069 were purchased in-kind.
*	Class M liquidated on March 27, 2013.
**	Class V liquidated on July 30, 2014.

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2014 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Developed World Stock Fund
GMO U.S. Treasury Fund	$6,376,617	$9,074,000	$10,196,000	$1,186	$241	$5,254,617

International Equity Fund
GMO U.S. Treasury Fund	$—	$266,267,000	$211,193,000	$7,611	$2,557	$55,074,000

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$28,348,000	$91,482,000	$91,294,000	$3,237	$—	$28,536,000

International Small Companies Fund
GMO U.S. Treasury Fund	$—	$29,383,000	$25,533,793	$426	$149	$3,849,207

Quality Fund
GMO U.S. Treasury Fund	$—	$392,605,000	$367,119,000	$7,779	$3,159	$25,486,000

Resources Fund
GMO U.S. Treasury Fund	$2,187,000	$5,846,000	$6,217,000	$341	$43	$1,816,000

Risk Premium Fund
GMO U.S. Treasury Fund	$278,253,028	$83,868,000	$69,085,000	$74,600	$11,130	$293,036,028

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$7,151,275	$14,488,000	$19,575,275	$1,387	$254	$2,064,000

U.S. Equity Allocation Fund (formerly U.S. Core Equity Fund)
GMO U.S. Treasury Fund	$6,649,952	$281,343,000	$254,729,952	$9,351	$3,682	$33,263,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2014 through August 31, 2014. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2015.

11.	Subsequent events

Subsequent to August 31, 2014, GMO Risk Premium Fund received redemption requests in the amount of $203,339,586.

119

GMO Trust Funds

Board Review of Management Agreements

August 31, 2014 (Unaudited)

GMO Developed World Stock Fund

Approval of renewal of management agreement for GMO Developed World Stock Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

120

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

121

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO International Large/Mid Cap Equity Fund

Approval of renewal of management agreement for GMO International Large/Mid Cap Equity Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics, to fees received by the Manager for providing sub-advisory services to funds managed by third parties, and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other funds and accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

122

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO International Small Companies Fund

Approval of renewal of management agreement for GMO International Small Companies Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

123

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

124

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

125

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees considered that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

126

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Tax-Managed International Equities Fund

Approval of renewal of management agreement for GMO Tax-Managed International Equities Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

127

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO U.S. Equity Allocation Fund

Approval of renewal of management agreement for GMO U.S. Equity Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics, to fees received by the Manager for providing sub-advisory services to funds managed by third parties, and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those other funds and accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

128

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2014.

As a shareholder of the Funds, you may in incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. you may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
GMO Developed World Stock Fund
Class III	$1,000.00	$1,046.40	$3.15	$1,000.00	$1,022.13	$3.11	0.61%
Class IV	$1,000.00	$1,046.60	$2.89	$1,000.00	$1,022.38	$2.85	0.56%
GMO International Equity Fund
Class II	$1,000.00	$1,000.30	$3.63	$1,000.00	$1,021.58	$3.67	0.72%
Class III	$1,000.00	$1,000.50	$3.28	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$1,000.40	$2.97	$1,000.00	$1,022.23	$3.01	0.59%
GMO International Large/Mid Cap Equity Fund
Class III	$1,000.00	$996.70	$2.67	$1,000.00	$1,022.53	$2.70	0.53%
Class IV	$1,000.00	$996.90	$2.37	$1,000.00	$1,022.84	$2.40	0.47%
Class VI	$1,000.00	$997.10	$2.21	$1,000.00	$1,022.99	$2.24	0.44%
GMO International Small Companies Fund
Class III	$1,000.00	$971.60	$3.78	$1,000.00	$1,021.37	$3.87	0.76%
GMO Quality Fund
Class III	$1,000.00	$1,077.00	$2.51	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,077.40	$2.30	$1,000.00	$1,022.99	$2.24	0.44%
Class V	$1,000.00	$1,077.30	$2.20	$1,000.00	$1,023.09	$2.14	0.42%
Class VI	$1,000.00	$1,077.30	$2.04	$1,000.00	$1,023.24	$1.99	0.39%
GMO Resources Fund
Class III	$1,000.00	$1,100.40	$4.02	$1,000.00	$1,021.37	$3.87	0.76%
Class IV	$1,000.00	$1,100.60	$3.76	$1,000.00	$1,021.63	$3.62	0.71%

129

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2014 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period	Annualized Expense Ratio
GMO Risk Premium Fund
Class III	$1,000.00	$1,049.60	$3.10	$1,000.00	$1,022.18	$3.06	0.60%
Class IV	$1,000.00	$1,049.50	$2.84	$1,000.00	$1,022.43	$2.80	0.55%
Class VI	$1,000.00	$1,049.50	$2.63	$1,000.00	$1,022.63	$2.60	0.51%
GMO Tax-Managed International Equities Fund
Class III	$1,000.00	$1,008.50	$3.34	$1,000.00	$1,021.88	$3.36	0.66%
GMO U.S. Equity Allocation Fund (formerly GMO U.S. Core Equity Fund)
Class III	$1,000.00	$1,074.50	$2.41	$1,000.00	$1,022.89	$2.35	0.46%
Class IV	$1,000.00	$1,074.80	$2.14	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,075.10	$1.94	$1,000.00	$1,023.34	$1.89	0.37%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2014, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

130

GMO Trust

Semiannual Report

August 31, 2014

Emerging Countries Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	86.6%
Preferred Stocks	10.9
Investment Funds	1.3
Mutual Funds	0.5
Short-Term Investments	0.1
Rights/Warrants	0.0 ^
Other	0.6

100.0%

Country Summary*	% of Investments
South Korea	18.4%
China	14.3
Brazil	12.5
Russia	12.2
Taiwan	9.3
India	7.9
Poland	3.6
Czech Republic	3.5
Thailand	3.5
Indonesia	3.2
Egypt	2.3
South Africa	2.3
Turkey	2.3
Peru	1.0
Mexico	0.9
Philippines	0.9
United States**	0.6
United Kingdom**	0.4
Malaysia	0.2
Panama	0.2
Qatar	0.2
France**	0.1
Norway**	0.1
Switzerland**	0.1
Hungary	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

Industry Group Summary	% of Equity Investments***
Banks	23.1%
Energy	15.7
Telecommunication Services	15.2
Technology Hardware & Equipment	11.6
Materials	9.2
Utilities	7.0
Automobiles & Components	5.8
Capital Goods	2.6
Media	1.5
Real Estate	1.1
Software & Services	1.1
Food, Beverage & Tobacco	0.9
Consumer Durables & Apparel	0.8
Insurance	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Diversified Financials	0.5
Transportation	0.5
Consumer Services	0.4
Health Care Equipment & Services	0.4
Food & Staples Retailing	0.4
Household & Personal Products	0.4
Semiconductors & Semiconductor Equipment	0.3
Retailing	0.2

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.6%

	Brazil — 6.3%
1,700	Banco Bradesco SA	30,393
123,860	Banco do Brasil SA	1,936,056
13,305	Banco Santander Brasil SA	91,890
42,095	Banco Santander Brasil SA ADR	289,193
1,500	BR Malls Participacoes SA	15,593
6,900	BR Properties SA	45,928
7,100	Brasil Brokers Participacoes SA	11,482
5,201	CETIP SA	75,860
4,404	Cielo SA	82,552
14,900	Companhia de Saneamento Basico do Estado de Sao Paulo	142,377
11,689	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	110,344
25,200	Companhia Siderurgica Nacional SA	110,549
19,200	Companhia Siderurgica Nacional SA Sponsored ADR	83,904
3,000	Cosan Ltd – Class A	43,500
1,400	Cosan SA Industria e Comercio	29,082
1,500	CPFL Energia SA	15,137
700	CPFL Energia SA ADR	14,098
7,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	50,079
11,495	Duratex SA	51,711
18,100	Klabin SA	91,935
4,455	Localiza Rent a Car SA	79,308
3,300	LPS Brasil Consultoria de Imoveis SA	16,217
3,500	Multiplan Empreendimentos Imobiliarios SA	90,232
2,000	Multiplus SA	29,305
3,400	Raia Drogasil SA	33,111
19,100	Tim Participacoes SA	107,083
600	Tractebel Energia SA	10,054
1,000	Ultrapar Participacoes SA	25,772

	Total Brazil	3,712,745

	China — 13.9%
728,802	Agricultural Bank of China Ltd – Class H	337,465
5,500	Anhui Conch Cement Co Ltd – Class H	19,856
495	Baidu Inc Sponsored ADR *	106,187
2,307,000	Bank of China Ltd – Class H	1,068,105
3,450	Beijing Enterprises Holdings Ltd	29,726
3,000	Biostime International Holdings Ltd	11,121
48,000	Brilliance China Automotive Holdings Ltd	88,566
18,000	China Cinda Asset Management Co Ltd *	9,169
569,160	China Communications Services Corp Ltd –Class H	273,855
1,729,720	China Construction Bank – Class H	1,282,897
9,560	China Gas Holdings Ltd	17,021
6,000	China Mengniu Dairy Co Ltd	27,776
126,334	China Mobile Ltd	1,568,950

Shares	Description	Value ($)
	China — continued
1,182	China Mobile Ltd Sponsored ADR	73,615
5,600	China Overseas Land & Investment Ltd	15,743
22,000	China Resources Land Ltd	50,290
60,000	China Shenhua Energy Co Ltd – Class H	173,404
1,181,900	China Telecom Corp Ltd – Class H	726,156
300	China Telecom Corp Ltd ADR	18,453
221,000	CNOOC Ltd	442,938
449	CNOOC Ltd ADR	89,845
19,800	Dongfeng Motor Group Co Ltd – Class H	36,719
38,000	Huaneng Power International Inc – Class H	45,840
1,740,000	Industrial and Commercial Bank of China Ltd –Class H	1,151,503
19,000	Inner Mongolia Yitai Coal Co Ltd – Class B	31,983
2,000	Kerry Logistics Network Ltd	3,291
84,400	People’s Insurance Co Group of China Ltd	35,177
56,000	PICC Property & Casualty Co Ltd – Class H	92,809
14,000	Shanghai Industrial Holdings Ltd	46,972
13,000	Shenzhou International Group Holdings Ltd	40,619
900	TAL Education Group ADR *	30,780
100	Vipshop Holdings Ltd *	19,663
165,000	Yangzijiang Shipbuilding Holdings Ltd	153,845
12,000	Zhejiang Expressway Co Ltd – Class H	12,013
7,000	Zhuzhou CSR Times Electric Co Ltd – Class H	24,196

	Total China	8,156,548

	Czech Republic — 3.5%
52,889	CEZ AS	1,534,564
1,040	Komercni Banka AS	241,693
3,575	Pegas Nonwovens SA	106,687
282	Philip Morris CR AS	139,101

	Total Czech Republic	2,022,045

	Egypt — 2.2%
14,835	Alexandria Mineral Oils Co	163,999
36,806	ElSwedy Electric Co *	195,433
14,643	Global Telecom Holding GDR *	52,635
1,398,375	Orascom Telecom Media And Technology Holding SAE *	244,847
19,791	Oriental Weavers Co	125,837
34,712	Sidi Kerir Petrochemicals Co	97,353
131,908	South Valley Cement	154,061
125,763	Telecom Egypt Co	252,801

	Total Egypt	1,286,966

	France — 0.1%
696	Casino Guichard-Perrachon SA	83,121

	Hungary — 0.0%
6,522	Magyar Telekom Telecommunications Plc *	10,051
519	OTP Bank Plc	8,976

	Total Hungary	19,027

2	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	India — 7.7%
5,817	Aban Offshore Ltd	68,012
12,598	Aurobindo Pharma Ltd	170,146
10,940	Axis Bank Ltd (a)	71,602
10,801	Bank of Baroda (a)	155,575
11,428	Bank of India	52,150
26,686	Bharat Heavy Electricals Ltd	105,164
1,069	Cadila Healthcare Ltd	21,254
35,394	Cairn India Ltd	190,687
4,023	Canara Bank Ltd	25,150
3,537	CESC Ltd	40,433
2,377	Coal India Ltd	14,001
95	Credit Analysis & Research Ltd	1,997
3,192	Dewan Housing Finance Corp Ltd	18,870
50,458	DLF Ltd	147,981
1,517	Emami Ltd	16,436
5,853	Federal Bank Ltd	11,679
13,950	GAIL India Ltd	102,054
50,976	HDFC Bank Ltd (a)	710,936
800	HDFC Bank Ltd ADR	39,752
1,468	Hero MotoCorp Ltd	63,185
40,896	Hindalco Industries Ltd	114,841
1,713	Housing Development Finance Corp Ltd	30,335
1,938	ICICI Bank Ltd	49,706
2,400	ICICI Bank Ltd Sponsored ADR	128,400
12,990	IDFC Ltd (a)	31,011
114	IFCI Ltd	63
4,070	India Cements Ltd	7,605
1,465	Indiabulls Housing Finance Ltd	9,136
3,162	Indiabulls Real Estate Ltd	3,615
7,279	Indian Oil Corp Ltd	43,193
2,394	ING Vysya Bank Ltd (a)	24,809
40,975	Jaiprakash Associates Ltd *	31,745
7,163	Jindal Steel & Power Ltd	27,600
12,542	Kajaria Ceramics Ltd	135,236
6,649	Lupin Ltd (a)	141,139
4,265	Mahindra & Mahindra Ltd	99,069
1,620	Maruti Suzuki India Ltd * (a)	74,543
1,069	Max India Ltd	5,798
25,799	Mphasis Ltd	190,132
55,060	NTPC Ltd	124,884
5,459	Oriental Bank of Commerce	23,579
6,767	Punjab National Bank Ltd (a)	105,913
1,938	Reliance Capital Ltd *	16,976
54,110	Reliance Communications Ltd *	103,890
7,073	Reliance Infrastructure Ltd *	81,621
1,871	Rural Electrification Corp Ltd	8,308
32,493	Sesa Sterlite Ltd	148,978
1,760	Sesa Sterlite Ltd ADR	32,366
20	State Bank of India	814
23,539	Steel Authority of India Ltd	31,505

Shares	Description	Value ($)
	India — continued
3,632	Sun TV Network Ltd	21,294
804	Supreme Industries Ltd	7,880
4,909	Syndicate Bank	9,705
11,656	Tata Motors Ltd	100,976
600	Tata Motors Ltd Sponsored ADR	28,914
40,780	Tata Power Co Ltd	58,250
13,893	Tata Steel Ltd	117,880
5,824	Tech Mahindra Ltd	226,418
32	Torrent Power Ltd	71
523	Ultratech Cement Ltd	22,022
612	Union Bank of India	2,098
859	Unitech Ltd *	311
7,827	Yes Bank Ltd	73,728

	Total India	4,523,421

	Indonesia — 3.1%
400,000	ACE Hardware Indonesia Tbk PT	31,968
547,200	Astra International Tbk PT	354,295
194,816	Bank Danamon Indonesia Tbk PT	62,432
77,472	Bank Mandiri Persero Tbk PT	69,124
44,400	Bank Rakyat Indonesia Persero Tbk PT	41,923
24,000	First Real Estate Investment Trust	23,330
685,000	Global Mediacom Tbk PT	113,308
114,000	Indosat Tbk PT *	37,336
850,800	Media Nusantara Citra Tbk PT	204,020
25,800	Perusahaan Gas Negara Persero Tbk PT	12,793
986,800	Telekomunikasi Indonesia Persero Tbk PT	225,553
14,000	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	644,840

	Total Indonesia	1,820,922

	Malaysia — 0.2%
37,812	CIMB Group Holdings Berhad	88,532
4,922	Hong Leong Bank Berhad	22,483

	Total Malaysia	111,015

	Mexico — 0.9%
5,000	Alsea SA *	17,283
165,200	America Movil SAB de CV – Class L	203,014
18,096	Cemex SA de CV CPO *	23,982
5,120	Cemex SAB de CV Sponsored ADR *	67,738
6,500	Embotelladoras Arca SAB de CV	47,718
20,000	Fibra Uno Administracion SA de CV (REIT)	72,051
12,381	Grupo Financiero Banorte SAB de CV – Class O	87,285

	Total Mexico	519,071

	Norway — 0.1%
3,423	Telenor ASA	78,630

	Panama — 0.2%
800	Copa Holdings SA – Class A	98,384

See accompanying notes to the financial statements.	3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Peru — 1.0%
34,037	Companhia de Minas Buenaventura SA ADR	495,579
2,100	Southern Copper Corp	68,901

	Total Peru	564,480

	Philippines — 0.9%
21,050	BDO Unibank Inc	43,691
1,750	GT Capital Holdings Inc	37,747
1,771,300	Lopez Holding Corp	227,548
19,100	Manila Water Co Inc	13,146
972	Philippine Long Distance Telephone Co	76,356
45,000	Puregold Price Club Inc	37,368
31,310	Robinsons Retail Holdings Inc	44,603
3,120	San Miguel Corp	5,655
2,340	Semirara Mining & Power Corp	21,736

	Total Philippines	507,850

	Poland — 3.5%
918	Bank Pekao SA	51,770
354	Jastrzebska Spolka Weglowa SA *	3,705
1,704	Jeronimo Martins SGPS SA	23,112
46,078	KGHM Polska Miedz SA	1,899,090
7,811	PGE SA	53,198

	Total Poland	2,030,875

	Qatar — 0.2%
9,430	Qatar Gas Transport Co Nakilat	60,874
1,055	Qatar National Bank	58,613

	Total Qatar	119,487

	Russia — 8.2%
6,700	CTC Media Inc	60,836
2,106	Eurasia Drilling Co Ltd GDR	60,928
44,716	Gazprom Neft – Class S *	170,525
6,614	Gazprom Neft JSC Sponsored ADR	127,547
164,779	Gazprom OAO Sponsored ADR	1,178,380
46,022	KamAZ *	42,833
17,669	Lukoil OAO Sponsored ADR	983,816
1,583	Mail.ru Group Ltd GDR (Registered Shares) *	42,554
744	MegaFon OAO GDR	21,057
7,672	Mobile Telesystems Sponsored ADR	141,548
13,117	Moscow Exchange	22,456
258	NovaTek OAO GDR	25,965
10,552	Rosneft OJSC GDR (Registered)	64,425
66,071	Sberbank Sponsored ADR	539,554
1,448	Sistema JSFC Sponsored GDR (Registered Shares)	32,923
80,183	Surgutneftegas Sponsored ADR	555,183
17,680	Tatneft Sponsored GDR	656,687
7,100	VimpelCom Ltd Sponsored ADR	60,492

	Total Russia	4,787,709

Shares	Description	Value ($)
	South Africa — 2.3%
158,017	African Bank Investments Ltd (b)	15
5,053	Coronation Fund Managers Ltd	47,442
4,374	Discovery Ltd	40,337
4,324	Exxaro Resources Ltd	61,365
19,394	Growthpoint Properties Ltd	45,836
3,513	Kumba Iron Ore Ltd	105,310
8,557	Life Healthcare Group Holdings Ltd	35,926
11,493	MTN Group Ltd	259,977
3,140	Naspers Ltd-N Shares	400,513
793	Sasol Ltd	46,087
300	Sasol Ltd Sponsored ADR	17,574
49,055	Telkom South Africa Ltd *	262,893
481	Vodacom Group Ltd	5,801

	Total South Africa	1,329,076

	South Korea — 16.6%
239	CJ Corp	42,208
1,990	Daewoo Securities Co Ltd *	23,179
14,102	DGB Financial Group Inc	246,302
3,330	Dongbu Insurance Co Ltd	201,061
510	Doosan Heavy Industries and Construction Co	14,524
3,628	GS Holdings	154,083
11,834	Hana Financial Group Inc	497,005
14,727	Hanwha Corp	439,579
1,855	Hyundai Mobis	538,118
1,548	Hyundai Motor Co	355,853
66	Hyundai Wia Corp	14,524
43,925	Industrial Bank of Korea	762,996
5,103	INTOPS Co Ltd	85,607
1,330	Kangwon Land Inc	47,325
14,666	Kia Motors Corp	885,648
36	Korea Zinc Co Ltd	14,936
340	KT Corp	11,749
28,800	KT Corp Sponsored ADR	492,480
3,403	Kwangju Bank *	38,115
5,201	Kyongnam Bank *	69,801
78	LG Chem Ltd	20,749
84	Lotte Chemical Corp	13,558
138	Lotte Shopping Co Ltd	45,199
23,790	Samho International Co Ltd *	398,917
233	Samsung Electro Mechanics Co Ltd	12,624
196	Samsung Electronics Co Ltd GDR	119,421
2,108	Samsung Engineering Co Ltd *	132,941
147	Samsung SDI Co Ltd	21,986
1,589	Samsung Electronics Co Ltd	1,934,753
384	Shinhan Financial Group Co Ltd	19,893
5,794	SK Innovation Co Ltd	538,080
29,239	SK Telecom Co Ltd ADR	874,831
366	SK Holdings Co Ltd	57,973
44,858	Woori Finance Holdings Co Ltd *	608,867

	Total South Korea	9,734,885

4	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 0.1%
383	Holcim Ltd (Registered)	30,484

	Taiwan — 9.0%
10,000	Advanced Semiconductor Engineering Inc	12,573
9,000	Advantech Co Ltd	84,536
61,000	Asustek Computer Inc	638,344
19,000	Catcher Technology Co Ltd *	192,728
118,884	Chunghwa Telecom Co Ltd	370,366
915,577	Compal Electronics Inc	813,801
11,000	Delta Electronics Inc	77,343
45,745	E.Sun Financial Holding Co Ltd	30,095
27,914	Far EasTone Telecommunications Co Ltd	59,454
17,640	Foxconn Technology Co Ltd	44,285
5,000	Giant Manufacturing Co Ltd	41,606
230,832	Hon Hai Precision Industry Co Ltd	789,561
89,000	HTC Corp *	409,766
91,451	Lite-On Technology Corp	151,669
2,176	MediaTek Inc	36,367
52,722	Mega Financial Holding Co Ltd	45,491
34,000	Pegatron Corp	72,096
21,000	Pou Chen Corp	24,312
6,100	Powertech Technology Inc	11,562
830,200	ProMOS Technologies Inc * (b)	—
80,715	Quanta Computer Inc	227,951
25,000	Siliconware Precision Industries Co	36,861
353,863	Taishin Financial Holding Co Ltd	179,920
25,308	Taiwan Mobile Co Ltd	80,653
4,600	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	96,324
35,880	TPK Holding Co Ltd	243,875
430,193	Wistron Corp	504,076
2,000	Wowprime Corp	24,342

	Total Taiwan	5,299,957

	Thailand — 3.4%
7,573	Advanced Info Service Pcl (Foreign Registered)	49,586
2,200	Airports of Thailand Pcl (Foreign Registered)	16,328
324,000	Bangkok Dusit Medical Services Pcl (Foreign Registered)	197,860
700	Bangkok Life Assurance Pcl NVDR	1,841
334,600	Banpu Pcl (Foreign Registered)	338,411
77,900	Electricity Generating Pcl (Foreign Registered)	416,023
184,095	Hemaraj Land and Development Pcl (Foreign Registered)	24,803
30,100	Intouch Holdings Pcl (Foreign Registered) (a)	65,267
827	PTT Exploration & Production Pcl (Foreign Registered)	4,259
67,722	PTT Pcl (Foreign Registered)	680,977
83,000	Quality Houses Pcl (Foreign Registered)	11,555

Shares	Description	Value ($)
	Thailand — continued
26,180	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	47,769
234,400	Sansiri Pcl (Foreign Registered)	15,280
43,400	Thai Oil Pcl (Foreign Registered)	70,343
15,900	Tisco Financial Group Pcl (Foreign Registered)	21,907
74,400	TTW Pcl (Foreign Registered)	29,137
56,160	VGI Global Media Pcl (Foreign Registered)	23,391

	Total Thailand	2,014,737

	Turkey — 2.3%
45,395	Akbank TAS	173,060
13,936	Arcelik AS	83,492
6,623	Dogus Otomotiv Servis ve Ticaret AS	26,831
46,702	Emlak Konut Gayrimenkul Yatirim	58,676
4,152	Haci Omer Sabanci Holding AS	19,220
2,846	KOC Holding AS	14,538
2,353	Koza Altin Isletmeleri AS	25,269
441	Pegasus Hava Tasimaciligi AS *	5,487
11,080	Tofas Turk Otomobil Fabrikasi AS	68,201
72,715	Turk Telekomunikasyon AS	210,588
882	Turk Traktor ve Ziraat Makineleri AS	29,962
14,576	Turkcell Iletisim Hizmetleri AS *	85,523
600	Turkcell Iletisim Hizmetleri AS ADR *	8,856
15,776	Turkiye Garanti Bankasi AS	61,787
102,624	Turkiye IS Bankasi – Class C	265,007
14,497	Turkiye Vakiflar Bankasi TAO – Class D	33,399
4,728	Turkiye Halk Bankasi AS	34,681
4,530	Ulker Biskuvi Sanayi AS	33,509
40,838	Yapi ve Kredi Bankasi AS	90,910

	Total Turkey	1,328,996

	United Kingdom — 0.4%
1,941	British American Tobacco Plc	114,758
2,828	Unilever Plc	124,744
200	Unilever Plc Sponsored ADR	8,812

	Total United Kingdom	248,314

	United States — 0.5%
2,856	Colgate-Palmolive Co.	184,869
90	Tupperware Brands Corp.	6,593
1,700	Yum! Brands, Inc.	123,131

	Total United States	314,593

	TOTAL COMMON STOCKS (COST $50,066,264)	50,743,338

See accompanying notes to the financial statements.	5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 10.9%

	Brazil — 5.8%
1,000	Banco Bradesco SA ADR	18,244
28,300	Banco do Estado do Rio Grande do Sul SA –Class B	195,325
42,400	Bradespar SA	387,349
57,183	Companhia Energetica de Minas Gerais	489,447
47,745	Companhia Energetica de Minas Gerais Sponsored ADR	410,129
2,000	Companhia Energetica de Sao Paulo – Class B	28,314
9,300	Gerdau SA	53,843
3,200	Gerdau SA Sponsored ADR	18,528
7,353	Gol Linhas Aereas Inteligentes SA ADR	45,221
2,104	Itau Unibanco Holding SA ADR	37,872
114,107	Itausa-Investimentos Itau SA	555,625
38,000	Metalurgica Gerdau SA	269,234
13,800	Telefonica Brasil SA	294,988
22,500	Telefonica Brasil SA ADR	481,500
3,600	Tim Participacoes SA ADR	100,728
3,030	Vale SA Sponsored ADR	35,299

	Total Brazil	3,421,646

	Russia — 3.7%
97,954	Sberbank *	145,589
1,135,693	Surgutneftegaz OJSC *	835,552
542	Transneft *	1,190,897

	Total Russia	2,172,038

	South Korea — 1.4%
3,733	Hyundai Motor Co	578,224
214	Samsung Electronics Co Ltd (Non-Voting)	215,500
7	Samsung Electronics Co Ltd GDR (Registered)	3,482

	Total South Korea	797,206

	TOTAL PREFERRED STOCKS (COST $5,423,169)	6,390,890

	INVESTMENT FUNDS — 1.3%

	Thailand — 0.4%
452,200	BTS Rail Mass Transit Growth Infrastructure Fund	145,844
367,300	TRUE Telecommunication Growth Infrastructure Fund (Foreign Registered)	117,309

	Total Thailand	263,153

	United States — 0.9%
11,089	iShares MSCI Emerging Markets ETF	499,670

	TOTAL INVESTMENT FUNDS (COST $773,261)	762,823

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	14,040	VGI Global Media PCL Warrants, Expires 08/01/18 *	1,099

		Total RIGHTS/WARRANTS (COST $0)	1,099

		MUTUAL FUNDS — 0.5%

		United States — 0.5%
		Affiliated Issuers
	10,647	GMO U.S. Treasury Fund	266,167

		TOTAL MUTUAL FUNDS (COST $266,167)	266,167

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
HKD	125,130	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	16,146
ZAR	46,692	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.20%, due 09/02/14	4,377
USD	55,803	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	55,803

		Total Time Deposits	76,326

		TOTAL SHORT-TERM INVESTMENTS (COST $76,326)	76,326

		TOTAL INVESTMENTS — 99.4% (Cost $56,605,187)	58,240,643
		Other Assets and Liabilities (net) — 0.6%	345,588

		TOTAL NET ASSETS — 100.0%	$58,586,231

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 22.

6	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	85.3%
Investment Funds	11.9
Mutual Funds	2.4
Preferred Stocks	1.2
Short-Term Investments	0.5
Rights/Warrants	0.0 ^
Other	(1.3)

100.0%

Country Summary*	% of Investments
China	14.7%
India	13.4
United States***	12.0
Thailand	8.1
Brazil	6.6
Mexico	6.0
United Kingdom***	4.8
Indonesia	4.8
Philippines	4.5
Switzerland***	3.2
Taiwan	3.0
South Africa	2.3
Qatar	2.2
Malaysia	1.9
Panama	1.8
Poland	1.7
Norway***	1.5
France***	1.4
Russia	1.4
Belgium	1.3
Turkey	0.9
United Arab Emirates	0.7
Germany	0.6
Vietnam	0.6
Nigeria	0.6

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments**
Banks	16.8%
Food, Beverage & Tobacco	12.7
Transportation	7.3
Telecommunication Services	5.8
Food & Staples Retailing	5.6
Health Care Equipment & Services	5.0
Household & Personal Products	4.3
Capital Goods	4.2
Consumer Services	4.0
Automobiles & Components	4.0
Diversified Financials	3.9
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Materials	3.5
Utilities	3.3
Software & Services	3.1
Real Estate	3.1
Technology Hardware & Equipment	2.3
Media	1.9
Consumer Durables & Apparel	1.7
Energy	1.6
Retailing	1.2
Insurance	1.1

100.0%

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

***	Includes companies that derive at least 50% of their revenues or profits from emerging markets.

7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 85.3%

	Belgium — 1.3%
319,089	Anheuser-Busch InBev NV	35,595,329

	Brazil — 5.3%
940,000	BR Malls Participacoes SA	9,771,633
2,536,689	CETIP SA	36,999,283
587,600	Cielo SA	11,014,383
2,643,075	Localiza Rent a Car SA	47,052,284
3,494,321	LPS Brasil Consultoria de Imoveis SA	17,171,111
2,783,800	Raia Drogasil SA	27,110,494

	Total Brazil	149,119,188

	China — 8.8%
227,100	Baidu Inc Sponsored ADR *	48,717,492
1,759,900	Beijing Enterprises Holdings Ltd	15,163,689
1,634,000	Biostime International Holdings Ltd	6,057,187
24,675,900	Brilliance China Automotive Holdings Ltd	45,530,130
7,326,000	China Gas Holdings Ltd	13,043,574
3,119,600	China Mengniu Dairy Co Ltd	14,441,572
10,170,000	Chow Tai Fook Jewellery Group Ltd	14,692,881
17,727,000	Huaneng Power International Inc –Class H	21,384,132
6,255,000	Shenzhou International Group Holdings Ltd	19,544,118
460,731	TAL Education Group *	15,757,000
5,740,440	Tong Ren Tang Technologies Co Ltd	8,057,598
62,600	Vipshop Holdings Ltd *	12,309,038
3,443,500	Zhuzhou CSR Times Electric Co Ltd – Class H	11,902,597

	Total China	246,601,008

	France — 1.3%
315,311	Casino Guichard-Perrachon SA	37,656,513

	Germany — 0.6%
152,274	Bayerische Motoren Werke AG	17,771,500

	India — 13.2%
2,358,052	Ashoka Buildcon Ltd	4,943,956
6,612,462	Century Plyboards India Ltd	9,825,293
909,920	CESC Ltd	10,401,719
328,086	Colgate-Palmolive India Ltd	8,342,791
519,860	Credit Analysis & Research Ltd	10,928,146
335,999	Emami Ltd	3,640,326
4,791,502	Federal Bank Ltd	9,560,993
2,159,132	Gayatri Projects Ltd (b)	4,960,985
4,021,736	HDFC Bank Ltd (a)	56,089,055
277,900	HDFC Bank Ltd ADR	13,808,851
984,002	ICICI Bank Ltd	25,237,756
289,554	ICICI Bank Ltd Sponsored ADR	15,491,139

Shares	Description	Value ($)
	India — continued
1,401,413	India Cements Ltd	2,618,489
1,282,426	Indiabulls Housing Finance Ltd	7,997,857
1,608,782	ING Vysya Bank Ltd (a)	16,671,789
981,648	J Kumar Infraprojects Ltd *	5,279,566
2,603,319	Jindal Steel & Power Ltd	10,030,964
12,523	Kaveri Seed Co Ltd	186,974
3,836,684	KSK Energy Ventures Ltd *	5,954,563
3,362,406	Lupin Ltd (a)	71,374,175
807,998	Maruti Suzuki India Ltd * (a)	37,179,434
10,720	Power Grid Corp of India Ltd	22,803
719,385	Repco Home Finance Ltd (a)	5,239,894
3,334,166	SAW Ltd	4,265,669
1,457,446	Sun TV Network Ltd	8,544,978
1,160,839	Supreme Industries Ltd	11,376,764
1,491,725	Techno Electric & Engineering Co Ltd	6,384,601
873,660	Torrent Power Ltd	1,925,378

	Total India	368,284,908

	Indonesia — 4.7%
41,696,159	Bank Mandiri Persero Tbk PT	37,203,409
25,124,100	Bank Rakyat Indonesia Persero Tbk PT	23,722,679
821,900	Kalbe Farma Tbk PT	116,663
29,951,200	Media Nusantara Citra Tbk PT	7,182,223
22,249,300	Perusahaan Gas Negara Persero Tbk PT	11,032,320
197,653,500	Sumber Alfaria Trijaya Tbk PT	8,618,096
146,680,100	Telekomunikasi Indonesia Persero Tbk PT	33,526,656
43,595,400	Tempo Scan Pacific Tbk PT	10,618,667

	Total Indonesia	132,020,713

	Malaysia — 1.9%
15,787,707	CIMB Group Holdings Berhad	36,964,712
22,234,644	Media Prima Bhd	16,085,961

	Total Malaysia	53,050,673

	Mexico — 5.9%
3,806,500	Alsea SA *	13,157,229
5,674,032	Cemex SA de CV CPO *	7,519,527
2,667,748	Cemex SAB de CV Sponsored ADR *	35,294,306
3,237,200	Embotelladoras Arca SAB de CV	23,765,171
9,622,400	Fibra Uno Administracion SA de CV (REIT)	34,665,438
5,992,037	Grupo Financiero Banorte SAB de CV – Class O	42,243,363
1,371,624	Infraestructura Energetica Nova SAB de CV	8,256,963

	Total Mexico	164,901,997

	Nigeria — 0.5%
2,415,401	Nestle Nigeria Plc	15,276,412

8	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Norway — 1.5%
1,785,907	Telenor ASA	41,024,325

	Panama — 1.8%
398,548	Copa Holdings SA – Class A	49,013,433

	Philippines — 4.5%
10,594,630	BDO Unibank Inc	21,989,964
20,891,035	GMA Holdings Inc	3,306,297
814,979	GT Capital Holdings Inc	17,578,915
17,617,600	Manila Water Co Inc	12,125,943
137,345	Philippine Long Distance Telephone Co	10,789,239
64,300	Philippine Long Distance Telephone Co Sponsored ADR	4,876,512
20,303,500	Puregold Price Club Inc	16,860,158
17,728,880	Robinsons Retail Holdings Inc	25,255,978
1,252,727	Semirara Mining & Power Corp	11,636,570

	Total Philippines	124,419,576

	Poland — 1.7%
564,145	Bank Pekao SA	31,814,518
1,183,371	Jeronimo Martins SGPS SA	16,050,192

	Total Poland	47,864,710

	Qatar — 2.1%
4,576,049	Qatar Gas Transport Co Nakilat	29,540,337
546,001	Qatar National Bank	30,334,272

	Total Qatar	59,874,609

	Russia — 1.4%
1,053,589	Global Ports Investments Plc	8,210,544
899,798	Lenta Ltd *	10,250,219
696,607	Mail.ru Group Ltd GDR (Registered Shares) *	18,726,165

	Total Russia	37,186,928

	South Africa — 2.3%
2,866,029	Coronation Fund Managers Ltd	26,908,557
2,101,727	Discovery Ltd	19,382,120
4,333,386	Life Healthcare Group Holdings Ltd	18,193,662

	Total South Africa	64,484,339

	Switzerland — 3.1%
212,146	Holcim Ltd (Registered)	16,885,051
901,903	Nestle SA (Registered)	69,959,163

	Total Switzerland	86,844,214

	Taiwan — 3.0%
1,506,000	Advantech Co Ltd	14,145,731
22,647,706	E.Sun Financial Holding Co Ltd	14,899,437
2,254,000	Giant Manufacturing Co Ltd	18,756,168

Shares	Description	Value ($)
	Taiwan — continued
29,905,000	Mega Financial Holding Co Ltd	25,803,499
832,403	Wowprime Corp	10,131,097

	Total Taiwan	83,735,932

	Thailand — 4.3%
3,718,050	Advanced Info Service Pcl (Foreign Registered)	24,344,974
1,385,100	Airports of Thailand Pcl (Foreign Registered)	10,280,104
154,000	Bangkok Bank Pcl NVDR	988,384
43,102,550	Bangkok Dusit Medical Services Pcl (Foreign Registered)	26,321,854
3,104,900	Bangkok Life Assurance Pcl NVDR	8,164,792
8,396,800	Chularat Hospital Pcl (Foreign Registered)	4,655,316
11,840,700	Intouch Holdings Pcl (Foreign Registered) (a)	25,674,538
3,040,300	Intouch Holdings Pcl	6,544,165
165,600	Tisco Financial Group Pcl (Foreign Registered)	228,161
30,230,044	VGI Global Media Pcl (Foreign Registered)	12,590,734

	Total Thailand	119,793,022

	Turkey — 0.9%
467,623	Pegasus Hava Tasimaciligi AS *	5,818,283
334,492	Turk Traktor ve Ziraat Makineleri AS	11,362,802
1,080,422	Ulker Biskuvi Sanayi AS	7,992,036

	Total Turkey	25,173,121

	United Arab Emirates — 0.7%
963,889	Al Noor Hospitals Group Plc	18,217,179

	United Kingdom — 4.7%
1,007,161	British American Tobacco Plc	59,546,673
14,900	British American Tobacco Plc Sponsored ADR	1,764,458
220,528	Unilever Plc Sponsored ADR	9,716,464
1,367,892	Unilever Plc	60,337,834

	Total United Kingdom	131,365,429

	United States — 9.2%
1,371,201	Abbott Laboratories	57,919,530
1,502,146	Colgate-Palmolive Co.	97,233,911
240,500	Cummins, Inc.	34,898,955
51,298	Tupperware Brands Corp.	3,758,091
855,200	Yum! Brands, Inc.	61,942,136

	Total United States	255,752,623

	Vietnam — 0.6%
3,069,432	Viet Nam Dairy Products JSC	16,072,139

	TOTAL COMMON STOCKS (COST $2,248,091,964)	2,381,099,820

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 1.2%

	Brazil — 1.2%
674,600	Banco Bradesco SA	12,307,645
444,400	Gol Linhas Aereas Inteligentes SA *	2,753,553
2,785,049	Gol Linhas Aereas Inteligentes SA ADR	17,128,052

	Total Brazil	32,189,250

	TOTAL PREFERRED STOCKS (COST $24,124,337)	32,189,250

	INVESTMENT FUNDS — 11.9%

	China — 5.5%
3,812,800	iShares China Large-Cap ETF	154,304,016

	Thailand — 3.7%
135,799,684	BTS Rail Mass Transit Growth Infrastructure Fund	43,798,128
15,523,100	CPN Commercial Growth Leasehold Property Fund	5,250,778
34,421,700	TICON Industrial Growth Leasehold Property Fund (b)	11,205,047
133,901,100	TRUE Telecommunication Growth Infrastructure Fund	42,765,689

	Total Thailand	103,019,642

	United States — 2.7%
1,649,987	iShares MSCI Emerging Markets ETF	74,348,414

	TOTAL INVESTMENT FUNDS (COST $340,886,446)	331,672,072

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
7,557,511	VGI Global Media PCL Warrants, Expires 08/01/18 *	591,540

	TOTAL RIGHTS/WARRANTS (COST $0)	591,540

	MUTUAL FUNDS — 2.4%

	United States — 2.4%
	Affiliated Issuers
2,688,747	GMO U.S. Treasury Fund	67,218,668

	TOTAL MUTUAL FUNDS (COST $67,218,668)	67,218,668

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
USD	5,185,358	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.06%, due 09/02/14	5,185,358
GBP	11	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 09/02/14	19
HKD	12,645,296	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	1,631,640
ZAR	4,962	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.20%, due 09/02/14	465
USD	5,577,210	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	5,577,210

		Total Time Deposits	12,394,692

		TOTAL SHORT-TERM INVESTMENTS (COST $12,394,692)	12,394,692

		TOTAL INVESTMENTS — 101.3% (Cost $2,692,716,107)	2,825,166,042
		Other Assets and Liabilities (net) — (1.3%)	(35,126,179)

		TOTAL NET ASSETS — 100.0%	$2,790,039,863

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.
(b)	Affiliated company (Note 10).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 22.

10	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	85.0%
Preferred Stocks	11.3
Investment Funds	2.3
Mutual Funds	0.6
Short-Term Investments	0.2
Swap Contracts	0.1
Rights/Warrants	0.0 ^
Other	0.5

100.0%

Country Summary*	% of Investments
China	18.9%
Brazil	15.6
Russia	12.7
South Korea	12.5
Taiwan	9.9
India	7.8
Thailand	4.0
Turkey	3.7
Poland	3.2
South Africa	2.6
Indonesia	2.1
Czech Republic	2.0
Mexico	1.2
Peru	0.6
Egypt	0.5
Philippines	0.5
United States**	0.5
United Kingdom**	0.4
Hungary	0.2
Malaysia	0.2
Panama	0.2
Qatar	0.2
France**	0.1
Nigeria	0.1
Norway**	0.1
Switzerland**	0.1
United Arab Emirates	0.1
Sri Lanka	0.0 ^
Vietnam	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	Includes companies that derive at least 50% of their revenues or profits from emerging markets.

Industry Group Summary	% of Equity Investments***
Banks	21.6%
Energy	16.6
Telecommunication Services	13.8
Technology Hardware & Equipment	11.9
Utilities	9.8
Materials	7.6
Automobiles & Components	4.3
Capital Goods	2.4
Real Estate	1.8
Diversified Financials	1.6
Semiconductors & Semiconductor Equipment	1.3
Media	1.2
Food, Beverage & Tobacco	1.0
Software & Services	0.9
Transportation	0.8
Insurance	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Health Care Equipment & Services	0.4
Food & Staples Retailing	0.4
Consumer Durables & Apparel	0.4
Household & Personal Products	0.4
Consumer Services	0.3
Retailing	0.1

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.0%

	Brazil — 8.1%
1,193,500	Aes Tiete SA	9,015,897
13,880,700	Banco do Brasil SA	216,969,262
1,178,900	Banco Santander Brasil SA	8,141,967
4,074,300	Banco Santander Brasil SA ADR	27,990,441
237,200	BR Malls Participacoes SA	2,465,778
4,692,300	Brasil Brokers Participacoes SA	7,588,173
610,643	CETIP SA	8,906,631
674,500	Cia de Saneamento de Minas Gerais-COPASA *	12,052,714
67,044	Cia de Transmissao de Energia Eletrica Paulista *	979,379
149,300	Cielo SA	2,798,583
1,883,000	Companhia de Saneamento Basico do Estado de Sao Paulo	17,993,018
2,484,436	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	23,453,076
3,690,000	Companhia Siderurgica Nacional SA	16,187,536
3,355,700	Companhia Siderurgica Nacional SA Sponsored ADR	14,664,409
1,795,200	Cosan Ltd – Class A	26,030,400
641,000	Cosan SA Industria e Comercio	13,315,390
1,277,773	CPFL Energia SA	12,894,747
427,100	CPFL Energia SA ADR	8,601,794
2,050,809	Duratex SA	9,225,663
3,775,600	EDP-Energias Do Brasil SA	19,059,317
1,347,400	Equatorial Energia SA	15,830,520
619,071	Grendene SA	4,494,038
815,937	Grupo BTG Pactual	13,705,263
3,375,774	Klabin SA	17,146,549
2,706,409	Light SA	29,742,087
624,956	Localiza Rent a Car SA	11,125,529
1,100,400	LPS Brasil Consultoria de Imoveis SA	5,407,371
452,300	Multiplus SA	6,627,402
558,500	Raia Drogasil SA	5,439,044
3,246,600	Tim Participacoes SA	18,201,845
1,303,600	Tractebel Energia SA	21,844,108
2,359,751	Transmissora Alianca de Energia Eletrica SA	24,604,239
251,571	Ultrapar Participacoes SA	6,483,418

	Total Brazil	638,985,588

	China — 18.2%
157,938,440	Agricultural Bank of China Ltd – Class H	73,132,016
6,955,998	Angang Steel Co Ltd – Class A	3,816,984
1,193,938	Anhui Conch Cement Co Ltd	3,357,746
8,528,000	Anton Oilfield Services Group	3,660,219
54,460	Baidu Inc Sponsored ADR *	11,682,759
369,956,582	Bank of China Ltd – Class H	171,284,162
408,590	Beijing Enterprises Holdings Ltd	3,520,502

Shares	Description	Value ($)

	China — continued
418,500	Biostime International Holdings Ltd	1,551,366
5,856,000	Brilliance China Automotive Holdings Ltd	10,805,054
14,249,400	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd – Class H	8,818,788
235,999	Changyou.com Ltd ADR *	5,678,136
28,752,550	China Communications Construction Co Ltd – Class H	20,945,931
56,405,700	China Communications Services Corp Ltd – Class H	27,139,919
14,376,656	China Construction Bank – Class A	9,431,758
269,435,906	China Construction Bank – Class H	199,834,977
8,145,160	China Everbright Ltd	15,440,417
1,760,587	China Gas Holdings Ltd	3,134,637
1,860,088	China Life Insurance Co Ltd – Class A	4,531,446
758,060	China Mengniu Dairy Co Ltd	3,509,289
16,946,237	China Mobile Ltd	210,456,354
610,800	China Mobile Ltd Sponsored ADR	38,040,624
12,416,400	China Overseas Land & Investment Ltd	34,905,258
2,631,227	China Pacific Insurance Group Co Ltd –Class A	8,246,590
4,792,390	China Railway Construction Corp Ltd –Class A	3,971,628
6,281,520	China Railway Construction Corp Ltd –Class H	6,020,372
6,700,830	China Railway Group Ltd – Class H	3,456,206
1,346,000	China Resources Land Ltd	3,076,847
9,555,050	China Shenhua Energy Co Ltd – Class H	27,614,792
104,726,800	China Telecom Corp Ltd – Class H	64,343,866
32,900	China Telecom Corp Ltd ADR	2,023,679
2,500,600	Chow Tai Fook Jewellery Group Ltd	3,612,686
1,912,726	CITIC Securities Co Ltd – Class A	4,014,475
32,158,170	CNOOC Ltd	64,452,785
6,820	CNOOC Ltd ADR	1,364,682
17,571,320	Dongfeng Motor Group Co Ltd – Class H	32,585,812
12,291,250	Geely Automobile Holdings Ltd	4,721,686
4,294,400	Huaneng Power International Inc –Class H	5,180,347
18,097,781	Industrial and Commercial Bank of China Ltd – Class A	10,194,322
279,411,347	Industrial and Commercial Bank of China Ltd – Class H	184,909,811
3,853,918	Jiangsu Expressway Co Ltd	3,751,383
8,541,000	Jiangxi Copper Co Ltd	15,130,768
618,813	Kweichow Moutai Co Ltd	15,916,017
26,857,800	Lonking Holdings Ltd	4,678,408
1,569,900	New China Life Insurance Co Ltd	5,612,977
1,269,000	People’s Insurance Co Group of China Ltd	528,901
8,484,000	PICC Property & Casualty Co Ltd –Class H	14,060,611
811,855	Ping An Insurance (Group) Co of China Ltd – Class A	5,618,543

12	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	China — continued
1,525,000	Shenzhou International Group Holdings Ltd	4,764,953
2,200	Sina Corp *	101,596
108,906	TAL Education Group ADR *	3,724,585
1,462,880	Tong Ren Tang Technologies Co Ltd	2,053,379
15,200	Vipshop Holdings Ltd *	2,988,776
1,255,339	Weichai Power Co Ltd – Class A	4,186,134
46,343,780	Yangzijiang Shipbuilding Holdings Ltd	43,210,636
13,124,000	Yanzhou Coal Mining Co Ltd – Class H	11,030,266
38,800	Yanzhou Coal Mining Co Ltd Sponsored ADR	324,756
844,000	Zhuzhou CSR Times Electric Co Ltd –Class H	2,917,320

	Total China	1,435,068,937

	Czech Republic — 1.9%
4,764,200	CEZ AS	138,232,268
20,728	Komercni Banka AS	4,817,126
60,645	Pegas Nonwovens SA	1,809,801
5,688	Philip Morris CR AS	2,805,702

	Total Czech Republic	147,664,897

	Egypt — 0.5%
150,835	Alexandria Mineral Oils Co	1,667,465
2,668,686	Global Telecom Holding GDR *	9,592,755
33,357,178	Orascom Telecom Media and Technology Holding SAE *	5,840,642
2,019,668	Sidi Kerir Petrochemicals Co	5,664,330
1,082,530	South Valley Cement	1,264,334
8,484,471	Telecom Egypt Co	17,054,926

	Total Egypt	41,084,452

	France — 0.1%
75,109	Casino Guichard-Perrachon SA	8,970,011

	Hungary — 0.2%
8,559,666	Magyar Telekom Telecommunications Plc *	13,190,524
17,292	MOL Hungarian Oil and Gas Plc	852,263
137,418	OTP Bank Plc	2,376,651

	Total Hungary	16,419,438

	India — 7.5%
1,280,179	Aban Offshore Ltd	14,967,824
1,273,365	Allahabad Bank	2,395,043
5,038,333	Andhra Bank	5,980,431
7,222,553	Ashok Leyland Ltd *	4,376,047
489,678	Ashoka Buildcon Ltd	1,026,672
1,270,026	Aurobindo Pharma Ltd	17,152,695
1,136,066	Bank of Baroda (a)	16,363,663

Shares	Description	Value ($)

	India — continued
1,314,368	Bank of India	5,997,958
97,365	Bayer Cropscience Ltd	3,827,982
3,028,855	Bharat Heavy Electricals Ltd	11,936,135
335,272	Biocon Ltd	2,577,774
2,934,531	Cairn India Ltd	15,809,917
3,411,056	Canara Bank Ltd	21,324,781
1,191,978	Century Plyboards India Ltd	1,771,131
235,625	CESC Ltd	2,693,539
280,027	Coal India Ltd	1,649,405
86,629	Colgate-Palmolive India Ltd	2,202,860
132,140	Credit Analysis & Research Ltd	2,777,758
3,920,708	DLF Ltd	11,498,440
205,522	Emami Ltd	2,226,694
1,744,721	Federal Bank Ltd	3,481,427
1,579,864	GAIL India Ltd	11,557,785
41,692	Grasim Industries Ltd (a)	2,338,613
6,250,163	HDFC Bank Ltd (a)	87,167,764
122,639	Hero MotoCorp Ltd	5,278,595
4,699,404	Hindalco Industries Ltd	13,196,558
8,012,886	Housing Development & Infrastructure Ltd *	11,968,367
32,423	ICICI Bank Ltd	831,588
215,700	ICICI Bank Ltd Sponsored ADR	11,539,950
962,385	IDFC Ltd (a)	2,297,522
452,880	India Cements Ltd	846,190
557,656	Indiabulls Housing Finance Ltd	3,477,825
1,544,366	Indiabulls Real Estate Ltd	1,765,412
408,495	ING Vysya Bank Ltd (a)	4,233,229
169,793	J Kumar Infraprojects Ltd *	913,192
2,654,189	Jai Balaji Industries Ltd *	946,262
6,259,336	Jaiprakash Associates Ltd *	4,849,307
655,957	Jindal Steel & Power Ltd	2,527,497
475,173	Karnataka Bank Ltd	961,748
1,111,804	Kiri Industries Ltd * (b)	2,434,331
1,002,655	KSK Energy Ventures Ltd *	1,556,128
800,323	Lupin Ltd (a)	16,988,547
475,099	Mahindra & Mahindra Ltd	11,035,792
195,115	Maruti Suzuki India Ltd (a)	8,978,073
880,552	Mphasis Ltd	6,489,440
6,421,493	NMDC Ltd	18,004,179
7,269,548	NTPC Ltd	16,488,343
518,838	Oil India Ltd	5,256,579
1,765,206	Oriental Bank of Commerce	7,624,590
203,258	Power Finance Corp	840,938
929	Power Grid Corp of India Ltd	1,976
2,214,526	Punjab National Bank Ltd (a)	34,660,374
7,023,441	Reliance Communications Ltd *	13,484,808
819,225	Reliance Infrastructure Ltd *	9,453,653
196,924	Repco Home Finance Ltd (a)	1,434,366
2,734,469	Rural Electrification Corp Ltd	12,142,057

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	India — continued
944,749	SAW Ltd	1,208,694
3,833,225	Sesa Sterlite Ltd	17,575,011
144,520	Sesa Sterlite Ltd ADR	2,657,723
1,635	State Bank of India	66,510
364,435	Sun TV Network Ltd	2,136,675
271,329	Supreme Industries Ltd	2,659,151
3,570,972	Syndicate Bank	7,059,641
1,503,204	Tata Global Beverages Ltd	3,748,565
1,668,649	Tata Motors Ltd	14,455,512
48,300	Tata Motors Ltd Sponsored ADR	2,327,577
5,250,654	Tata Power Co Ltd	7,500,003
1,598,624	Tata Steel Ltd	13,564,095
672,886	Tech Mahindra Ltd	26,159,612
383,856	Techno Electric & Engineering Co Ltd	1,642,908
318,741	Yes Bank Ltd	3,002,424

	Total India	591,373,855

	Indonesia — 1.7%
12,551,185	Astra International Tbk PT	8,126,495
52,639,500	Bakrie Telecom Tbk PT *	225,003
10,030,918	Bank Mandiri Persero Tbk PT	8,950,089
6,051,304	Bank Rakyat Indonesia Persero Tbk PT	5,713,763
1,275,960	First Real Estate Investment Trust	1,240,323
43,779,069	Gajah Tunggal Tbk PT	6,625,277
17,741,607	Global Mediacom Tbk PT	2,934,700
43,928,418	Harum Energy Tbk PT	8,075,970
3,120,291	Indo Tambangraya Megah Tbk PT	7,516,341
67,900	Kalbe Farma Tbk PT	9,638
7,796,632	Media Nusantara Citra Tbk PT	1,869,613
51,441,995	MNC Investama Tbk PT	1,657,880
5,554,400	Perusahaan Gas Negara Persero Tbk PT	2,754,150
41,237,880	Sumber Alfaria Trijaya Tbk PT	1,798,056
3,396,180	Tambang Batubara Bukit Asam Persero Tbk PT	3,880,677
178,147,292	Telekomunikasi Indonesia Persero Tbk PT	40,719,109
655,600	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	30,196,936
11,099,285	Tempo Scan Pacific Tbk PT	2,703,487

	Total Indonesia	134,997,507

	Malaysia — 0.2%
3,868,607	CIMB Group Holdings Berhad	9,057,803
578,150	Hong Leong Bank Berhad	2,640,934
5,705,295	Lion Industries Corp Berhad	1,158,092
5,835,714	Media Prima Bhd	4,221,928

	Total Malaysia	17,078,757

	Mexico — 1.1%
918,760	Alsea SA *	3,175,709
241,800	America Movil SAB de CV	5,926,518

Shares	Description	Value ($)

	Mexico — continued
36,178,400	America Movil SAB de CV – Class L	44,459,586
3,364,826	Cemex SA de CV CPO *	4,459,245
431,392	Cemex SAB de CV Sponsored ADR *	5,707,316
783,900	Embotelladoras Arca SAB de CV	5,754,824
2,313,800	Fibra Uno Administracion SA de CV (REIT)	8,335,643
1,417,400	Grupo Financiero Banorte SAB de CV –Class O	9,992,552
394,400	Infraestructura Energetica Nova SAB de CV	2,374,227

	Total Mexico	90,185,620

	Nigeria — 0.0%
590,100	Nestle Nigeria Plc	3,732,138

	Norway — 0.1%
434,279	Telenor ASA	9,975,885

	Panama — 0.2%
105,539	Copa Holdings SA – Class A	12,979,186

	Peru — 0.6%
1,616,671	Companhia de Minas Buenaventura SA ADR	23,538,730
604,927	Southern Copper Corp.	19,847,655

	Total Peru	43,386,385

	Philippines — 0.5%
2,560,764	BDO Unibank Inc	5,315,062
11,938,877	First Gen Corp *	6,599,450
2,150,200	GMA Holdings Inc	340,299
199,232	GT Capital Holdings Inc	4,297,390
21,023,750	Lopez Holding Corp	2,700,786
4,545,400	Manila Water Co Inc	3,128,534
49,912	Philippine Long Distance Telephone Co Sponsored ADR	3,785,326
4,953,888	Puregold Price Club Inc	4,113,741
4,259,200	Robinsons Retail Holdings Inc	6,067,516
314,765	Semirara Mining & Power Corp	2,923,849

	Total Philippines	39,271,953

	Poland — 3.1%
729,557	Asseco Poland SA	9,636,906
137,145	Bank Pekao SA	7,734,186
429,091	Jastrzebska Spolka Weglowa SA *	4,491,451
291,818	Jeronimo Martins SGPS SA	3,957,960
4,506,566	KGHM Polska Miedz SA	185,736,696
4,272,561	PGE SA	29,099,073
3,703,730	Synthos SA	5,330,597

	Total Poland	245,986,869

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Qatar — 0.2%
1,093,901	Qatar Gas Transport Co Nakilat	7,061,595
131,007	Qatar National Bank	7,278,378

	Total Qatar	14,339,973

	Russia — 9.1%
847,563	Aeroflot-Russian Airlines *	1,072,160
480,845	Bashneft OAO – Class S	25,198,778
1,562,020	CTC Media Inc	14,183,142
86,863	Eurasia Drilling Co Ltd GDR	2,513,010
1,176,875	Gazprom Neft – Class S *	4,488,013
770,500	Gazprom Neft JSC Sponsored ADR	14,858,639
25,857,120	Gazprom OAO Sponsored ADR	184,911,402
269,991	Global Ports Investments Plc	2,104,021
348,171	Globaltrans Investment Plc Sponsored GDR	3,188,379
38,142	Lenta Ltd *	434,502
3,035,348	Lukoil OAO Sponsored ADR	169,009,193
169,347	Mail.ru Group Ltd GDR (Registered) *	4,552,380
144,358	MegaFon OAO GDR	4,085,682
806,500	Mobile Telesystems Sponsored ADR	14,879,925
508,014	Moscow Exchange	869,720
25,548	NovaTek OAO GDR	2,571,159
6,857,215	Rosneft OJSC GDR (Registered)	41,866,664
9,083,018	Sberbank Sponsored ADR	74,174,386
423,923	Sistema JSFC Sponsored GDR (Registered)	9,638,659
12,294,421	Surgutneftegas Sponsored ADR	85,125,907
1,198,431	Tatneft Sponsored GDR	44,513,220
1,565,100	VimpelCom Ltd Sponsored ADR	13,334,652
13,478	Volga Gas Plc *	26,271

	Total Russia	717,599,864

	South Africa — 2.5%
9,364,130	African Bank Investments Ltd (c)	878
3,335,449	Capital Property Fund (REIT)	3,736,891
689,517	Coronation Fund Managers Ltd	6,473,734
511,229	Discovery Ltd	4,714,552
1,445,051	Investec Ltd	13,042,623
924,629	Kumba Iron Ore Ltd	27,717,770
1,056,988	Life Healthcare Group Holdings Ltd	4,437,750
2,006,827	MTN Group Ltd	45,395,298
419,614	Naspers Ltd-N Shares	53,522,616
5,341,786	Telkom South Africa Ltd *	28,627,414
201,082	Vodacom Group Ltd	2,425,129
490,595	Wilson Bayly Holmes-Ovcon Ltd	6,379,484

	Total South Africa	196,474,139

	South Korea — 10.7%
359,480	DGB Financial Group Inc	6,278,578
109,568	Dongbu Insurance Co Ltd	6,615,564
97,902	GS Holdings	4,157,948

Shares	Description	Value ($)

	South Korea — continued
797,887	Hana Financial Group Inc	33,509,760
599,791	Hankook Tire WorldwideCo Ltd	12,931,303
586,117	Hanwha Corp	17,494,720
107,024	Hyundai Marine & Fire Insurance Co Ltd	3,288,398
191,881	Hyundai Mobis	55,662,812
122,879	Hyundai Motor Co	28,247,358
578,950	Iljin Holdings Co Ltd	3,753,406
2,521,532	Industrial Bank of Korea	43,800,096
1,423,294	Kia Motors Corp	85,949,660
89,713	Kolon Industries Inc	5,322,607
4,402	Korea Zinc Co Ltd	1,826,333
812,311	KT Corp	28,068,968
1,204,200	KT Corp Sponsored ADR	20,591,820
13,417	Kwangju Bank *	150,277
11,722	Kyongnam Bank *	157,318
119,791	LIG Insurance Co Ltd	3,574,024
492,821	Magnachip Semiconductor Corp *	6,076,483
71,014	S-Oil Corp	3,281,299
21,237	Samsung Electronics Co Ltd GDR (Registered)	12,939,458
151,624	Samsung Engineering Co Ltd *	9,562,152
202,178	Samsung Electronics Co Ltd	246,170,213
18,279	SFA Engineering Corp	793,800
672,921	SK Innovation Co Ltd	62,493,102
182,655	SK Telecom Co Ltd	49,358,534
1,577,100	SK Telecom Co Ltd ADR	47,186,832
2,218,430	Tong Yang Securities Inc *	6,602,652
2,951,925	Woori Finance Holdings Co Ltd *	40,067,123

	Total South Korea	845,912,598

	Sri Lanka — 0.0%
43,935,867	Anilana Hotels & Properties Ltd * (b)	2,158,687

	Switzerland — 0.1%
51,886	Holcim Ltd (Registered)	4,129,693

	Taiwan — 10.1%
1,242,933	Advantech Co Ltd	11,674,765
5,317,940	AmTRAN Technology Co Ltd	3,433,247
7,620,920	Asustek Computer Inc	79,750,313
507,350	Catcher Technology Co Ltd *	5,146,337
4,651,000	China Man-Made Fiber Corp *	1,474,652
13,310,630	China Petrochemical Development Corp *	4,746,880
3,035,800	Chong Hong Construction Co Ltd *	8,270,593
7,328,529	Chunghwa Telecom Co Ltd	22,830,943
87,849,111	Compal Electronics Inc	78,083,774
982,590	Delta Electronics Inc	6,908,726
32,311,374	E.Sun Financial Holding Co Ltd	21,256,956
4,272,084	Far EasTone Telecommunications Co Ltd	9,099,110
6,630,256	Foxconn Technology Co Ltd	16,645,064

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
547,410	Giant Manufacturing Co Ltd	4,555,152
6,073,965	Highwealth Construction Corp	10,758,127
33,988,143	Hon Hai Precision Industry Co Ltd	116,256,524
6,601,000	HTC Corp *	30,391,774
19,684,827	Lite-On Technology Corp	32,646,834
1,488,748	Makalot Industrial Co Ltd	7,351,305
273,030	MediaTek Inc	4,563,091
7,187,040	Mega Financial Holding Co Ltd	6,201,330
617,810	Novatek Microelectronics Corp Ltd	3,171,989
9,650,470	Pegatron Corp	20,463,386
942,680	Phison Electronics Corp	6,824,992
16,595,811	Powertech Technology Inc	31,456,241
22,791,150	Quanta Computer Inc	64,365,456
8,094,870	Radiant Opto-Electronics Corp	34,965,426
3,345,720	Realtek Semiconductor Corp	12,196,428
2,243,880	Simplo Technology Co Ltd	12,603,948
913,060	Synnex Technology International Corp	1,393,508
11,737,680	Taishin Financial Holding Co Ltd	5,967,972
567,286	Taiwan Mobile Co Ltd	1,807,863
2,397,152	Taiwan Surface Mounting Technology Corp	3,811,390
4,492,830	TPK Holding Co Ltd	30,537,546
2,791,160	Tripod Technology Corp	5,673,510
2,680,060	Unimicron Technology Corp	2,264,568
54,820,205	Wistron Corp	64,235,265
206,513	Wowprime Corp	2,513,450
2,659,050	WPG Holdings Co Ltd	3,465,348
2,526,670	Yungtay Engineering Co Ltd	6,260,546

	Total Taiwan	796,024,329

	Thailand — 3.8%
891,924	Advanced Info Service Pcl (Foreign Registered)	5,840,122
341,000	Airports of Thailand Pcl (Foreign Registered)	2,530,875
17,137,266	Bangchak Petroleum Pcl (Foreign Registered)	18,389,065
55,500	Bangkok Bank Pcl NVDR	356,203
38,385,160	Bangkok Dusit Medical Services Pcl (Foreign Registered)	23,441,040
231,100	Bangkok Life Assurance Pcl NVDR	607,712
61,220,743	Banpu Pcl (Foreign Registered)	61,918,029
439,300	Chularat Hospital Pcl (Foreign Registered)	243,555
4,914,071	Electricity Generating Pcl (Foreign Registered)	26,243,472
4,622,601	Glow Energy Pcl (Foreign Registered)	12,686,108
3,482,351	Intouch Holdings Pcl (Foreign Registered) (a)	7,550,884
1,498,118	PTT Exploration & Production Pcl (Foreign Registered)	7,714,974
7,158,734	PTT Pcl (Foreign Registered)	71,984,455

Shares	Description	Value ($)

	Thailand — continued
5,325,702	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	9,717,464
10,046,250	Saha Pathana Inter-Holding Pcl (Foreign Registered)	8,021,227
128,608,517	Sansiri Pcl (Foreign Registered)	8,383,874
12,212,183	Thai Oil Pcl (Foreign Registered)	19,793,715
1,277,600	Tisco Financial Group Pcl (Foreign Registered)	1,760,253
32,890,750	TTW Pcl (Foreign Registered)	12,880,976
7,374,934	VGI Global Media Pcl (Foreign Registered)	3,071,641

	Total Thailand	303,135,644

	Turkey — 3.5%
5,612,755	Akbank TAS	21,397,546
20,964,850	Asya Katilim Bankasi AS *	12,027,025
1,692,710	Aygaz AS	7,518,485
1,750,814	Dogus Otomotiv Servis ve Ticaret AS	7,092,997
12,169,021	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	11,708,310
8,240,735	Emlak Konut Gayrimenkul Yatirim (REIT)	10,353,642
4,681,431	Gubre Fabrikalari TAS	9,424,776
742,290	Haci Omer Sabanci Holding AS	3,436,182
5,073,401	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	5,227,089
1,103,125	Koza Altin Isletmeleri AS	11,846,313
10,623,874	Koza Anadolu Metal Madencilik Isletmeleri AS *	11,097,616
217,001	Pegasus Hava Tasimaciligi AS *	2,699,981
8,649,296	Tekfen Holding AS *	21,735,243
343,507	Tupras-Turkiye Petrol Rafineriler AS	8,065,391
7,836,077	Turk Telekomunikasyon AS	22,693,808
199,036	Turk Traktor ve Ziraat Makineleri AS	6,761,318
4,277,595	Turkcell Iletisim Hizmetleri AS *	25,098,236
61,700	Turkcell Iletisim Hizmetleri AS ADR *	910,692
2,012,118	Turkiye Garanti Bankasi AS	7,880,476
16,374,332	Turkiye IS Bankasi – Class C	42,283,676
2,873,154	Turkiye Vakiflar Bankasi TAO – Class D	6,619,351
345,245	Turkiye Halk Bankasi AS	2,532,453
272,749	Ulker Biskuvi Sanayi AS	2,017,563
7,842,144	Yapi ve Kredi Bankasi AS	17,457,523

	Total Turkey	277,885,692

	United Arab Emirates — 0.1%
236,372	Al Noor Hospitals Group Plc	4,467,351
20,731,176	Dana Gas PJSC *	3,956,553
3,401,294	Eshraq Properties Co PJSC *	1,260,564

	Total United Arab Emirates	9,684,468

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 0.4%
225,415	British American Tobacco Plc	13,327,277
10,277	British American Tobacco Plc Sponsored ADR	1,217,002
47,000	Unilever Plc Sponsored ADR	2,070,820
327,619	Unilever Plc	14,451,302

	Total United Kingdom	31,066,401

	United States — 0.5%
352,924	Colgate-Palmolive Co.	22,844,771
12,197	Tupperware Brands Corp.	893,552
201,956	Yum! Brands, Inc.	14,627,673

	Total United States	38,365,996

	Vietnam — 0.0%
568,188	Viet Nam Dairy Products JSC	2,975,142

	TOTAL COMMON STOCKS (COST $6,507,647,549)	6,716,914,104

	PREFERRED STOCKS — 11.3%

	Brazil — 6.9%
3,333,900	AES Tiete SA	29,965,632
138,600	Banco Bradesco SA	2,528,668
2,930,600	Banco do Estado do Rio Grande do Sul SA – Class B	20,226,835
1,227,648	Bradespar SA	11,215,279
946,320	Companhia de Transmissao de Energia Eletrica Paulista	13,785,792
6,680,120	Companhia Energetica de Minas Gerais Sponsored ADR	57,382,231
1,134,000	Companhia Energetica de Sao Paulo –Class B	16,053,813
1,030,600	Companhia Paranaense de Energia –Class B	18,259,368
914,600	Companhia Paranaense de Energia Sponsored ADR	16,279,880
8,055,423	Companhia Energetica de Minas Gerais	68,948,807
4,258,700	Eletropaulo Metropolitana SA	19,595,537
1,981,416	Gerdau SA	11,471,589
2,248,788	Gerdau SA Sponsored ADR	13,020,482
652,187	Gol Linhas Aereas Inteligentes SA *	4,041,025
807,321	Gol Linhas Aereas Inteligentes SA ADR	4,965,024
360,473	Itau Unibanco Holding SA ADR	6,488,514
11,585,269	Itausa-Investimentos Itau SA	56,412,523
4,109,781	Metalurgica Gerdau SA	29,118,216
19,050,616	Oi SA	12,340,135
1,437,603	Oi SA ADR	963,194
1,950,000	Telefonica Brasil SA	41,683,047
3,315,230	Telefonica Brasil SA ADR	70,945,922
716,400	Tim Participacoes SA ADR	20,044,872

	Total Brazil	545,736,385

Shares	Description	Value ($)

	Russia — 3.1%
26,390,687	Sberbank *	39,224,478
149,945,823	Surgutneftegaz OJSC *	110,318,141
12,100	Surgutneftegaz Sponsored ADR	87,120
43,420	Transneft *	95,403,601

	Total Russia	245,033,340

	South Korea — 1.3%
231,360	Hyundai Motor Co	35,836,564
115,292	Hyundai Motor Co	17,063,142
48,589	Samsung Electronics Co Ltd (Non-Voting)	48,929,523
713	Samsung Electronics Co Ltd GDR	354,685

	Total South Korea	102,183,914

	TOTAL PREFERRED STOCKS (COST $770,572,849)	892,953,639

	INVESTMENT FUNDS — 2.3%

	China — 0.0%
245,374	The China A Share Fund Ltd –Class S2 * (c) (d)	2,285,902

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (c) (d)	8,101,470
1,371,900	TDA India Technology Fund II LP * (c) (d)	458,139

	Total India	8,559,609

	Poland — 0.0%
1,749,150	Templeton EE FD * (c) (d)	199,562

	Russia — 0.1%
5,452,004	NCH Eagle Fund LP * (c) (d)	3,015,291
2,769	Steep Rock Russia Fund LP * (c) (d)	2,828,583

	Total Russia	5,843,874

	Thailand — 0.4%
29,537,975	BTS Rail Mass Transit Growth Infrastructure Fund	9,526,591
3,188,962	CPN Commercial Growth Leasehold Property Fund	1,078,685
2,666,100	TICON Industrial Growth Leasehold Property Fund	867,876
55,402,600	TRUE Telecommunication Growth Infrastructure Fund	17,694,629

	Total Thailand	29,167,781

	United States — 1.7%
3,035,450	iShares MSCI Emerging Markets ETF	136,777,377

	TOTAL INVESTMENT FUNDS (COST $186,312,511)	182,834,105

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value / Shares		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	2,053,983	VGI Global Media PCL Warrants, Expires 08/01/18 *	160,769

		TOTAL RIGHTS/WARRANTS (COST $0)	160,769

		MUTUAL FUNDS — 0.6%

		United States — 0.6%
		Affiliated Issuers
	1,821,645	GMO U.S. Treasury Fund	45,541,125

		TOTAL MUTUAL FUNDS (COST $45,541,125)	45,541,125

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
HKD	28,016,610	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 09/02/14	3,615,023

Par Value		Description	Value ($)

		Time Deposits — continued
ZAR	15,596,151	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.20%, due 09/02/14	1,462,196
USD	6,458,992	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	6,458,992

		Total Time Deposits	11,536,211

		TOTAL SHORT-TERM INVESTMENTS (COST $11,536,211)	11,536,211

		TOTAL INVESTMENTS — 99.4% (Cost $7,521,610,245)	7,849,939,953
		Other Assets and Liabilities (net) — 0.6%	50,061,536

		TOTAL NET ASSETS — 100.0%	$7,900,001,489

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2014
The China A Share Fund Ltd – Class S2	4/23/10	$2,453,738	0.03%	$2,285,902
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	10,189,080	0.10%	8,101,470
NCH Eagle Fund LP	4/6/09	5,452,004	0.04%	3,015,291
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.04%	2,828,583
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.01%	458,139
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	199,562

				$16,888,947

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
6,868,000	USD	11/5/2014	CSI	Depreciation of Total Return on Acer Inc + (3 Month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on Acer Inc	$184,017
4,944,000	USD	11/25/2014	CSI	Depreciation of Total Return on Acer Inc + (3 Month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on Acer Inc	23,778
34,350,400	USD	9/16/2014	CSI	Depreciation of Total Return on Astra International + (3 Month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on Astra International	2,163,168
27,488,182	USD	9/8/2014	MSCI	Depreciation of Total Return on Asustek Computer + (Monthly Fed Funds Rate minus 1.00%)	Appreciation of Total Return on Asustek Computer	1,698,792
2,222,950	USD	9/10/2014	CSI	Depreciation of Total Return on HTC Corp + (3 Month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on HTC Corp	(86,900)
1,866,840	USD	9/10/2014	CSI	Depreciation of Total Return on HTC Corp + (3 Month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on HTC Corp	(10,729)
6,349,755	USD	9/10/2014	CSI	Depreciation of Total Return on HTC Corp + (3 Month BBA USD LIBOR minus 4.00%)	Appreciation of Total Return on HTC Corp	(103,414)
15,045,100	USD	11/20/2014	CSI	Depreciation of Total Return on HTC Corp + (3 Month BBA USD LIBOR minus 3.00%)	Appreciation of Total Return on HTC Corp	1,068,620

						$4,937,332

				Premiums to (Pay) Receive		$—

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Affiliated company (Note 10).

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)	Private placement securities are restricted as to resale.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 22.

See accompanying notes to the financial statements.	19

GMO Taiwan Fund

(A Series of GMO Trust)

Investme nt Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Investment Funds	0.9
Mutual Funds	0.5
Short-Term Investments	0.1
Other	2.0

100.0%

Industry Sector Summary	% of Equity Investments*
Electronic Equipment, Instruments & Components	29.6%
Technology Hardware, Storage & Peripherals	22.5
Semiconductors & Semiconductor Equipment	18.9
Banks	7.1
Real Estate Management & Development	4.4
Diversified Telecommunication Services	3.7
Wireless Telecommunication Services	3.3
Chemicals	2.7
Textiles, Apparel & Luxury Goods	2.0
Machinery	1.7
Leisure Products	1.6
Household Durables	1.3
Hotels, Restaurants & Leisure	1.2

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

20

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.5%

	Taiwan — 96.5%
3,225,000	AmTRAN Technology Co Ltd	2,082,051
1,503,323	Asustek Computer Inc	15,731,759
448	Catcher Technology Co Ltd *	4,544
5,809,000	China Man-Made Fiber Corp *	1,841,809
7,035,000	China Petrochemical Development Corp *	2,508,845
1,189,163	Chong Hong Construction Co Ltd *	3,239,700
1,921,132	Chunghwa Telecom Co Ltd	5,985,001
9,387,486	Compal Electronics Inc	8,343,970
421,000	Delta Electronics Inc	2,960,109
8,831,247	E.Sun Financial Holding Co Ltd	5,809,887
1,572,767	Far EasTone Telecommunications Co Ltd	3,349,836
840	Foxconn Technology Co Ltd	2,109
306,000	Giant Manufacturing Co Ltd	2,546,312
2,195,325	Highwealth Construction Corp	3,888,331
6,971,060	Hon Hai Precision Industry Co Ltd	23,844,527
418,028	HTC Corp *	1,924,650
259	Lite-On Technology Corp	430
606,037	Makalot Industrial Co Ltd	2,992,557
150,596	MediaTek Inc	2,516,878
3,237,609	Mega Financial Holding Co Ltd	2,793,568
440,995	Novatek Microelectronics Corp Ltd	2,264,177
2,000	Pegatron Corp	4,241
406,000	Phison Electronics Corp	2,939,435
4,088,475	Powertech Technology Inc	7,749,429
1,999,856	Quanta Computer Inc	5,647,878
1,932,670	Radiant Opto-Electronics Corp	8,348,081
1,126,870	Realtek Semiconductor Corp	4,107,872
723,000	Simplo Technology Co Ltd	4,061,115
1,241,000	Synnex Technology International Corp	1,894,009
5,594,684	Taishin Financial Holding Co Ltd	2,844,593
630,158	Taiwan Mobile Co Ltd	2,008,227
1,577,640	Taiwan Surface Mounting Technology Corp	2,508,394
1,122,358	TPK Holding Co Ltd	7,628,612
1,371,000	Tripod Technology Corp	2,786,792
2,536,000	Unimicron Technology Corp	2,142,841
3,861,418	Wistron Corp	4,524,595
157,662	Wowprime Corp	1,918,889
1,793,000	WPG Holdings Co Ltd	2,336,687
1,135,152	Yungtay Engineering Co Ltd	2,812,663

	Total Taiwan	160,895,403

	TOTAL COMMON STOCKS (COST $138,344,846)	160,895,403

Shares / Par Value		Description	Value ($)

		INVESTMENT FUNDS — 0.9%

		United States — 0.9%
	90,409	iShares MSCI Taiwan ETF	1,492,652

		TOTAL INVESTMENT FUNDS (COST $1,485,233)	1,492,652

		MUTUAL FUNDS — 0.5%

		United States — 0.5%
		Affiliated Issuers
	32,384	GMO U.S. Treasury Fund	809,607

		TOTAL MUTUAL FUNDS (COST $809,607)	809,607

		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposit — 0.1%
USD	140,125	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	140,125

		Total Time Deposits	140,125

		TOTAL SHORT-TERM INVESTMENTS (COST $140,125)	140,125

		TOTAL INVESTMENTS — 98.0% (Cost $140,779,811)	163,337,787
		Other Assets and Liabilities (net) — 2.0%	3,267,279

		TOTAL NET ASSETS — 100.0%	$166,605,066

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 22.

See accompanying notes to the financial statements.	21

GMO Trust Funds

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

BBA - British Banks Association

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

Counterparty Abbreviations:

CSI - Credit Suisse International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

GBP - British Pound

HKD - Hong Kong Dollar

USD - United States Dollar

ZAR - South African Rand

22	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$57,974,476	$2,757,947,374	$7,799,805,810	$162,528,180
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	266,167	67,218,668	50,134,143	809,607
Foreign currency, at value (Note 2)(c)	134,173	8,051,728	31,835,636	1,603,660
Receivable for investments sold	58,325	43,621,105	9,878,518	—
Cash	—	—	2,092,467	—
Receivable for Fund shares sold	12,584	—	—	—
Dividends receivable	184,577	6,906,188	33,833,966	2,718,988
Foreign taxes receivable	238,323	—	—	—
Receivable for foreign currency sold	16	42,263	—	—
Receivable for open OTC swap contracts (Note 4)	—	—	5,138,375	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	10,505	21,266	223,857	—
Miscellaneous receivable	1,114	329,107	588,616	34

Total assets	58,880,260	2,884,137,699	7,933,531,388	167,660,469

Liabilities:
Foreign taxes payable	—	5,638,153	1,502,980	—
Payable for investments purchased	38,550	85,396,278	16,597,365	772,384
Payable for Fund shares repurchased	3,710	300,000	6,006,530	—
Accrued capital gain taxes payable (Note 2)	—	—	286,379	—
Payable to affiliate for (Note 5):
Management fee	31,860	1,762,129	4,973,720	110,099
Shareholder service fee	7,355	302,854	618,745	20,390
Payable for foreign currency purchased	—	—	1,340	—
Payable for open OTC swap contracts (Note 4)	—	—	201,043	—
Miscellaneous payable	—	—	1,082,729	—
Payable to agents unaffiliated with the Manager	5	279	899	31
Payable to Trustees and related expenses	—	609	2,271	31
Accrued expenses	212,549	697,534	2,255,898	152,468

Total liabilities	294,029	94,097,836	33,529,899	1,055,403

Net assets	$58,586,231	$2,790,039,863	$7,900,001,489	$166,605,066

(a) Cost of investments – unaffiliated issuers:	$56,339,020	$2,625,497,439	$7,471,521,766	$139,970,204
(b) Cost of investments – affiliated issuers:	$266,167	$67,218,668	$50,088,479	$809,607
(c) Cost of foreign currency:	$134,704	$8,054,723	$31,766,994	$1,600,311

See accompanying notes to the financial statements.	23

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$74,283,897	$2,674,137,002	$8,230,103,429	$141,780,080
Accumulated undistributed net investment income	889,359	27,705,251	167,999,579	3,383,991
Accumulated net realized loss	(18,219,466)	(37,881,755)	(827,393,125)	(1,128,828)
Net unrealized appreciation	1,632,441	126,079,365	329,291,606	22,569,823

	$58,586,231	$2,790,039,863	$7,900,001,489	$166,605,066

Net assets attributable to:
Class II shares	$—	$712,906,257	$1,268,325,841	$—

Class III shares	$58,586,231	$472,782,745	$394,947,768	$166,605,066

Class IV shares	$—	$733,307,455	$879,886,708	$—

Class V shares	$—	$252,836,365	$395,007,102	$—

Class VI shares	$—	$618,207,041	$4,961,834,070	$—

Shares outstanding:
Class II	—	29,719,643	108,524,199	—

Class III	5,588,500	19,713,746	33,684,951	6,666,077

Class IV	—	30,553,993	75,668,011	—

Class V	—	10,541,325	34,026,940	—

Class VI	—	25,696,406	426,540,800	—

Net asset value per share:
Class II	$—	$23.99	$11.69	$—

Class III	$10.48	$23.98	$11.72	$24.99

Class IV	$—	$24.00	$11.63	$—

Class V	$—	$23.99	$11.61	$—

Class VI	$—	$24.06	$11.63	$—

24	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$1,427,788	$42,541,823	$214,789,141	$4,872,702
Dividends from affiliated issuers (Note 10)	91	18,166	13,555	372
Interest	112	10,671	36,970	94

Total investment income	1,427,991	42,570,660	214,839,666	4,873,168

Expenses:
Management fee (Note 5)	189,753	10,035,195	30,602,248	648,613
Shareholder service fee – Class II (Note 5)	—	826,805	1,407,135	—
Shareholder service fee – Class III (Note 5)	39,528	281,599	284,514	120,114
Shareholder service fee – Class IV (Note 5)	—	369,943	439,787	—
Shareholder service fee – Class V (Note 5)	—	105,652	167,490	—
Shareholder service fee – Class VI (Note 5)	—	163,739	1,449,319	—
12b-1 fee – Class M (Note 5)	7,102	—	—	—
Administration fee – Class M (Note 5)	5,682	—	—	—
Audit and tax fees	67,344	63,848	126,960	45,149
Custodian and fund accounting agent fees	114,356	1,162,052	4,092,804	162,380
Legal fees	3,588	25,024	90,833	4,232
Registration fees	18,397	36,243	24,300	4,427
Transfer agent fees	21,160	35,696	39,836	13,892
Trustees fees and related expenses (Note 5)	288	13,885	42,817	840
Miscellaneous	21,491	25,702	47,131	7,438

Total expenses	488,689	13,145,383	38,815,174	1,007,085
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(110,413)	(150,783)	(1,398,254)	—

Net expenses	378,276	12,994,600	37,416,920	1,007,085

Net investment income (loss)	1,049,715	29,576,060	177,422,746	3,866,083

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	(967,270)	24,080,547	(142,359,262)	3,834,041
Realized gain distributions from affiliated issuers (Note 10)	16	2,438	1,481	41
Swap contracts	—	(6,440,778)	10,719,124	—
Foreign currency, forward contracts and foreign currency related transactions	(4,718)	(2,998,087)	(1,977,505)	(62,985)

Net realized gain (loss)	(971,972)	14,644,120	(133,616,162)	3,771,097

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(c)	7,592,564	133,631,643	1,054,157,286	18,220,362
Investments in affiliated issuers	—	—	1,164,543	—
Swap contracts	—	1,175,585	248,431	—
Foreign currency, forward contracts and foreign currency related transactions	(885)	(128,196)	76,281	11,852

Net unrealized gain (loss)	7,591,679	134,679,032	1,055,646,541	18,232,214

Net realized and unrealized gain (loss)	6,619,707	149,323,152	922,030,379	22,003,311

Net increase (decrease) in net assets resulting from operations	$7,669,422	$178,899,212	$1,099,453,125	$25,869,394

(a) Withholding tax:	$211,922	$3,978,575	$30,509,096	$1,005,898
(b) Foreign capital gains tax on net realized gain (loss):	$(3,360)	$2,243,864	$(44,640)	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$6,238,089	$4,282,945	$—

See accompanying notes to the financial statements.	25

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Countries Fund		Emerging Domestic Opportunities Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,049,715	$2,346,892	$29,576,060	$28,371,802
Net realized gain (loss)	(971,972)	(9,670,079)	14,644,120	22,565,887
Change in net unrealized appreciation (depreciation)	7,591,679	(7,995,674)	134,679,032	(177,699,660)

Net increase (decrease) in net assets from operations	7,669,422	(15,318,861)	178,899,212	(126,761,971)

Distributions to shareholders from:
Net investment income
Class II	—	—	(671,793)	(7,193,528)
Class III	(134,634)	(1,870,826)	(345,712)	(4,823,231)
Class IV	—	—	(845,281)	(10,524,830)
Class V	—	—	(307,474)	(3,464,111)
Class VI	—	—	(828,607)	(7,836,385)
Class M*	—	(399,599)	—	—

Total distributions from net investment income	(134,634)	(2,270,425)	(2,998,867)	(33,842,085)

Net realized gains
Class II	—	—	(5,462,117)	(17,721,928)
Class III	—	—	(2,421,478)	(11,411,876)
Class IV	—	—	(4,973,323)	(25,087,193)
Class V	—	—	(1,692,156)	(4,557,455)
Class VI	—	—	(4,125,188)	(19,420,096)

Total distributions from net realized gains	—	—	(18,674,262)	(78,198,548)

Net share transactions (Note 9):
Class II	—	—	45,137,261	320,468,349
Class III	5,664,203	(73,105,494)	67,561,736	312,474,624
Class IV	—	—	32,494,606	211,777,599
Class V	—	—	1,999,630	256,021,566
Class VI	—	—	36,481,574	(53,688,301)
Class M*	(17,480,069)	2,766,901	—	—

Increase (decrease) in net assets resulting from net share transactions	(11,815,866)	(70,338,593)	183,674,807	1,047,053,837

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	471,666	2,080,689
Class III	—	—	222,439	1,306,739
Class IV	—	—	430,554	3,147,691
Class V	—	—	151,664	218,188
Class VI	—	—	362,749	2,783,524

Increase in net assets resulting from purchase premiums and redemption fees	—	—	1,639,072	9,536,831

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(11,815,866)	(70,338,593)	185,313,879	1,056,590,668

Total increase (decrease) in net assets	(4,281,078)	(87,927,879)	342,539,962	817,788,064

Net assets:
Beginning of period	62,867,309	150,795,188	2,447,499,901	1,629,711,837

End of period	$58,586,231	$62,867,309	$2,790,039,863	$2,447,499,901

Accumulated undistributed net investment income	$889,359	$—	$27,705,251	$1,128,058

Distributions in excess of net investment income	$—	$(25,722)	$—	$—

*	Class M in liquidated on May 2, 2014.

26	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Taiwan Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$177,422,746	$216,172,590	$3,866,083	$897,478
Net realized gain (loss)	(133,616,162)	(140,896,459)	3,771,097	1,571,730
Change in net unrealized appreciation (depreciation)	1,055,646,541	(1,138,162,835)	18,232,214	3,948,321

Net increase (decrease) in net assets from operations	1,099,453,125	(1,062,886,704)	25,869,394	6,417,529

Distributions to shareholders from:
Net investment income
Class II	—	(34,156,798)	—	—
Class III	—	(12,032,300)	(422,293)	(992,805)
Class IV	—	(18,736,988)	—	—
Class V	—	(15,726,047)	—	—
Class VI	—	(136,436,513)	—	—

Total distributions from net investment income	—	(217,088,646)	(422,293)	(992,805)

Net share transactions (Note 9):
Class II	(210,595,908)	(477,958,217)	—	—
Class III	(101,789,381)	(434,774,044)	(10,296,669)	89,517,207
Class IV	17,499,060	(597,399,760)	—	—
Class V	(64,345,612)	(183,026,864)	—	—
Class VI	(983,619,333)	270,446,895	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,342,851,174)	(1,422,711,990)	(10,296,669)	89,517,207

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	1,919,542	4,658,084	—	—
Class III	567,411	1,725,180	61,219	168,855
Class IV	1,262,279	2,826,436	—	—
Class V	588,572	1,806,224	—	—
Class VI	7,892,634	15,834,866	—	—

Increase in net assets resulting from purchase premiums and redemption fees	12,230,438	26,850,790	61,219	168,855

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,330,620,736)	(1,395,861,200)	(10,235,450)	89,686,062

Total increase (decrease) in net assets	(231,167,611)	(2,675,836,550)	15,211,651	95,110,786

Net assets:
Beginning of period	8,131,169,100	10,807,005,650	151,393,415	56,282,629

End of period	$7,900,001,489	$8,131,169,100	$166,605,066	$151,393,415

Accumulated undistributed net investment income	$167,999,579	$—	$3,383,991	$—

Distributions in excess of net investment income	$—	$(9,423,167)	$—	$(59,799)

See accompanying notes to the financial statements.	27

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GMO EMERGING COUNTRIES FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.21		$10.61		$11.03		$11.50		$9.24		$5.06

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.26		0.20		0.24		0.11		0.09
Net realized and unrealized gain (loss)	1.10		(1.38)		(0.43)		(0.50	)(b)	2.28		4.23

Total from investment operations	1.29		(1.12)		(0.23)		(0.26)		2.39		4.32

Less distributions to shareholders:
From net investment income	(0.02)		(0.28)		(0.19)		(0.21)		(0.13)		(0.12)
From net realized gains	—		—		—		—		—		(0.02)

Total distributions	(0.02)		(0.28)		(0.19)		(0.21)		(0.13)		(0.14)

Net asset value, end of period	$10.48		$9.21		$10.61		$11.03		$11.50		$9.24

Total Return(c)	14.06	%**	(10.61)%		(2.05)%		(1.96)%		25.89%		85.52%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,586		$46,055		$134,535		$157,638		$231,921		$174,933
Net expenses to average daily net assets	1.27	%(e)*	1.24	%(d)(e)	1.18	%(d)(e)	1.17	%(d)(e)	1.15	%(d)(e)	1.17	%(d)
Net investment income (loss) to average daily net assets	3.77	%*	2.66%		1.94%		2.14%		1.05%		1.10%
Portfolio turnover rate	31	%**	122%		108%		113%		124%		138%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.37	%*	0.43%		0.21%		0.14%		0.15%		0.25%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

28	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GMO EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares								Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,				Period from March 24, 2011 (commencement of operations) through February 29, 2012		Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Period from June 29, 2012 (commencement of operations) through February 28, 2013
			2014		2013
Net asset value, beginning of period	$22.55		$24.60		$21.39		$20.89		$22.54		$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.26		0.24		0.20		0.26		0.30		0.05
Net realized and unrealized gain (loss)	1.37		(1.22)		3.27		0.39	(b)	1.36		(1.24)		3.84

Total from investment operations	1.62		(0.96)		3.51		0.59		1.62		(0.94)		3.89

Less distributions to shareholders:
From net investment income	(0.02)		(0.30)		(0.15)		(0.09)		(0.02)		(0.32)		(0.17)
From net realized gains	(0.16)		(0.79)		(0.15)		—		(0.16)		(0.79)		(0.15)

Total distributions	(0.18)		(1.09)		(0.30)		(0.09)		(0.18)		(1.11)		(0.32)

Net asset value, end of period	$23.99		$22.55		$24.60		$21.39		$23.98		$22.54		$24.59

Total Return(c)	7.19	%**	(4.01)%		16.47%		2.86	%**	7.21	%**	(3.95)%		18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$712,906		$621,278		$352,479		$112,056		$472,783		$384,757		$104,740
Net expenses to average daily net assets(e)	1.06	%*	1.07	%(d)	1.07	%(d)	1.02	%*(d)	0.99	%*	1.00	%(d)	1.00	%*(d)
Net investment income (loss) to average daily net assets	2.11	%*	1.09%		1.05%		1.05	%*	2.21	%*	1.23%		0.31	%*
Portfolio turnover rate	100	%**	274%		247%		459	%**††	100	%**	274%		247	%**†††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.03%		0.03%		0.42	%*	0.01	%*	0.03%		0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.10		$0.24		$0.45		$0.01		$0.09		$0.31

	Class IV Shares						Class V Shares				Class VI Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Period from May 2, 2012 (commencement of operations) through February 28, 2013		Six Months Ended August 31, 2014 (Unaudited)		Period from November 29, 2013 (commencement of operations) through February 28, 2014		Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,				Period from September 19, 2011 (commencement of operations) through February 29, 2012
													2014		2013
Net asset value, beginning of period	$22.56		$24.60		$22.00		$22.54		$24.52		$22.61		$24.65		$21.41		$20.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.31		0.14		0.27		0.01		0.27		0.36		0.34		0.10
Net realized and unrealized gain (loss)	1.36		(1.23)		2.78		1.37		(1.20)		1.37		(1.28)		3.22		1.06	(b)

Total from investment operations	1.63		(0.92)		2.92		1.64		(1.19)		1.64		(0.92)		3.56		1.16

Less distributions to shareholders:
From net investment income	(0.03)		(0.33)		(0.17)		(0.03)		(0.34)		(0.03)		(0.33)		(0.17)		(0.09)
From net realized gains	(0.16)		(0.79)		(0.15)		(0.16)		(0.45)		(0.16)		(0.79)		(0.15)		—

Total distributions	(0.19)		(1.12)		(0.32)		(0.19)		(0.79)		(0.19)		(1.12)		(0.32)		(0.09)

Net asset value, end of period	$24.00		$22.56		$24.60		$23.99		$22.54		$24.06		$22.61		$24.65		$21.41

Total Return(c)	7.22	%**	(3.88)%		13.34	%**	7.28	%**	(4.95	)%**	7.27	%**	(3.84)%		16.69%		5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$733,307		$659,592		$518,430		$252,836		$235,753		$618,207		$546,120		$654,063		$418,017
Net expenses to average daily net assets(e)	0.95	%*	0.95	%(d)	0.95	%*(d)	0.93	%*	0.94	%*(d)	0.90	%*	0.90	%(d)	0.90	%(d)	0.87	%*(d)
Net investment income (loss) to average daily net assets	2.24	%*	1.29%		0.71	%*	2.26	%*	0.09	%*	2.28	%*	1.47%		1.50%		1.10	%*
Portfolio turnover rate	100	%**	274%		247	%**†††	100	%**	274	%**††††	100	%**	274%		247%		459	%**
Fees and expenses reimbursed and/ or waived by the Manager to average daily net assets:	0.01	%*	0.03%		0.04	%*	0.01	%*	0.06	%*	0.01	%*	0.03%		0.03%		0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.10		$0.28		$0.01		$0.02		$0.01		$0.11		$0.07		$0.18

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	29

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

GMO EMERGING MARKETS FUND

	Class II Shares												Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,								Period from August 12, 2009 (commencement of operations) through February 28, 2010		Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011						2014		2013		2012		2011		2010
Net asset value, beginning of period	$10.20		$11.74		$12.10		$14.46		$11.63		$10.62		$10.23		$11.77		$12.13		$14.49		$11.66		$6.30

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.25		0.22		0.24		0.16		0.02		0.23		0.27		0.24		0.26		0.16		0.21
Net realized and unrealized gain (loss)	1.26		(1.52)		(0.35)		(0.65)		2.84		1.18		1.26		(1.54)		(0.36)		(0.66)		2.85		5.34

Total from investment operations	1.49		(1.27)		(0.13)		(0.41)		3.00		1.20		1.49		(1.27)		(0.12)		(0.40)		3.01		5.55

Less distributions to shareholders:
From net investment income	—		(0.27)		(0.23)		(0.21)		(0.17)		(0.19)		—		(0.27)		(0.24)		(0.22)		(0.18)		(0.19)
From net realized gains	—		—		—		(1.74)		—		—		—		—		—		(1.74)		—		—

Total distributions	—		(0.27)		(0.23)		(1.95)		(0.17)		(0.19)		—		(0.27)		(0.24)		(1.96)		(0.18)		(0.19)

Net asset value, end of period	$11.69		$10.20		$11.74		$12.10		$14.46		$11.63		$11.72		$10.23		$11.77		$12.13		$14.49		$11.66

Total Return(b)	14.61	%**	(10.92)%		(1.00)%		(1.94)%		25.77%		11.21	%**	14.57	%**	(10.87)%		(0.96)%		(1.89)%		25.80%		88.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,268,326		$1,308,100		$2,004,694		$2,100,382		$2,304,697		$2,265,637		$394,948		$447,963		$970,102		$1,334,720		$1,445,916		$1,014,490
Net expenses to average daily net assets	1.05	%(d)*	`1.06	%(c)(d)	1.06	%(c)(d)	1.05	%(c)(d)	1.07	%(c)(d)	1.07	%*	1.00	%(d)*	1.01	%(c)(d)	1.01	%(c)(d)	1.00	%(c)(d)	1.02	%(c)(d)	1.06	%(c)
Net investment income (loss) to average daily net assets	4.18	%*	2.33%		1.97%		1.88%		1.21%		0.30	%*	4.23	%*	2.45%		2.12%		2.00%		1.17%		2.25%
Portfolio turnover rate	41	%**	98%		119%		108%		114%		126	%**	41	%**	98%		119%		108%		114%		126%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.03%		0.03%		0.03%		0.03%		0.03	%*	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03		$0.02		$0.02		$0.02		$0.02		$0.02		$0.03		$0.01		$0.01		$0.00	(d)	$0.02

	Class IV Shares												Class V Shares
	Six Months Ended August 31, 2014 (Unaudited)		February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010				2014		2013		2012		2011		2010
Net asset value, beginning of period	$10.15		$11.68		$12.03		$14.40		$11.58		$6.27		$10.13		$11.66		$12.01		$14.39		$11.57		$6.26

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.28		0.22		0.26		0.17		0.16		0.23		0.26		0.25		0.26		0.15		0.20
Net realized and unrealized gain (loss)	1.24		(1.53)		(0.32)		(0.67)		2.83		5.36		1.25		(1.50)		(0.35)		(0.67)		2.86		5.32

Total from investment operations	1.48		(1.25)		(0.10)		(0.41)		3.00		5.52		1.48		(1.24)		(0.10)		(0.41)		3.01		5.52

Less distributions to shareholders:
From net investment income	—		(0.28)		(0.25)		(0.22)		(0.18)		(0.21)		—		(0.29)		(0.25)		(0.23)		(0.19)		(0.21)
From net realized gains	—		—		—		(1.74)		—		—		—		—		—		(1.74)		—		—

Total distributions	—		(0.28)		(0.25)		(1.96)		(0.18)		(0.21)		—		(0.29)		(0.25)		(1.97)		(0.19)		(0.21)

Net asset value, end of period	$11.63		$10.15		$11.68		$12.03		$14.40		$11.58		$11.61		$10.13		$11.66		$12.01		$14.39		$11.57

Total Return(b)	14.58	%**	(10.81)%		(0.81)%		(1.90)%		25.93%		88.05%		14.61	%**	(10.74)%		(0.78)%		(1.92)%		26.03%		88.21%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$879,887		$748,429		$1,481,411		$1,816,285		$1,649,840		$1,639,961		$395,007		$406,384		$677,796		$662,263		$835,561		$367,836
Net expenses to average daily net assets	0.95	%(d)*	0.96	%(c)(d)	0.96	%(c)(d)	0.95	%(c)(d)	0.97	%(c)(d)	0.99	%(c)	0.90	%(d)*	0.91	%(c)(d)	0.91	%(c)(d)	0.90	%(c)(d)	0.93	%(c)(d)	0.98	%(c)
Net investment income (loss) to average daily net assets	4.37	%*	2.57%		1.99%		2.00%		1.29%		1.54%		4.30	%*	2.39%		2.25%		2.03%		1.15%		2.12%
Portfolio turnover rate	41	%**	98%		119%		108%		114%		126%		41	%**	98%		119%		108%		114%		126%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%		0.04	%*	0.04%		0.04%		0.04%		0.04%		0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03		$0.02		$0.02		$0.01		$0.02		$0.02		$0.03		$0.00	(d)	$0.00	(d)	$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

30	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GMO EMERGING MARKETS FUND (continued)

Class VI Shares
Six Months Ended August 31, 2014 (Unaudited)			Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$10.15		$11.68		$12.04		$14.41		$11.59		$6.27

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.26		0.24		0.27		0.17		0.13
Net realized and unrealized gain (loss)	1.24		(1.49)		(0.34)		(0.67)		2.84		5.41

Total from investment operations	1.48		(1.23)		(0.10)		(0.40)		3.01		5.54

Less distributions to shareholders:
From net investment income	—		(0.30)		(0.26)		(0.23)		(0.19)		(0.22)
From net realized gains	—		—		—		(1.74)		—		—

Total distributions	—		(0.30)		(0.26)		(1.97)		(0.19)		(0.22)

Net asset value, end of period	$11.63		$10.15		$11.68		$12.04		$14.41		$11.59

Total Return(b)	14.58	%**	(10.69)%		(0.82)%		(1.81)%		26.01%		88.34%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,961,834		$5,220,293		$5,673,002		$5,082,437		$5,800,427		$3,836,631
Net expenses to average daily net assets	0.87	%(d)*	0.88	%(c)(d)	0.88	%(c)(d)	0.87	%(c)(d)	0.89	%(c)(d)	0.91	%(c)
Net investment income (loss) to average daily net assets	4.40	%*	2.43%		2.12%		2.11%		1.29%		1.18%
Portfolio turnover rate	41	%**	98%		119%		108%		114%		126%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.04%		0.04%		0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03		$0.02		$0.02		$0.03		$0.02
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	31

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GMO TAIWAN FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011	2010
Net asset value, beginning of period	$21.30		$20.43		$21.60		$23.85		$17.75	$11.06

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.56		0.17		0.34		0.73		0.16	0.25
Net realized and unrealized gain (loss)	3.19		0.90		(0.87	)(b)	(1.04)		6.30	6.89	(b)

Total from investment operations	3.75		1.07		(0.53)		(0.31)		6.46	7.14

Less distributions to shareholders:
From net investment income	(0.06)		(0.20)		(0.23)		(1.09)		(0.36)	(0.45)
From net realized gains	—		—		(0.41)		(0.85)		—	—

Total distributions	(0.06)		(0.20)		(0.64)		(1.94)		(0.36)	(0.45)

Net asset value, end of period	$24.99		$21.30		$20.43		$21.60		$23.85	$17.75

Total Return(c)	17.63	%**	5.26%		(2.25)%		0.15%		36.71%	64.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,605		$151,393		$56,283		$74,971		$146,857	$91,176
Net expenses to average daily net assets	1.26	%(d)*	1.35	%(d)(e)	1.38	%(d)(e)	1.36	%(d)	1.33%	1.35	%(d)(e)
Net investment income (loss) to average daily net assets	4.83	%*	0.82%		1.71%		3.16%		0.78%	1.55%
Portfolio turnover rate	56	%**	201%		156%		105%		129%	106%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	—		—		0.00	%(f)	—		—	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.04		$0.08		$0.09	$0.06
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

32	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2014 (Unaudited)

1.	Organization

Each of Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Emerging Countries Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Emerging Countries Fund and Taiwan Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2014, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2014. These securities listed on foreign

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2014 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Countries Fund	< 1%	87%
Emerging Domestic Opportunities Fund	—	68%
Emerging Markets Fund	< 1%	88%
Taiwan Fund	—	97%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2014, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than sixty days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of sixty days or less valued at amortized cost; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Emerging Countries Fund
Asset Valuation Inputs
Common stocks
Brazil	$541,039	$3,171,706	$—	$3,712,745
China	338,543	7,818,005	—	8,156,548
Czech Republic	—	2,022,045	—	2,022,045
Egypt	—	1,286,966	—	1,286,966
France	—	83,121	—	83,121
Hungary	—	19,027	—	19,027
India	229,432	4,293,989	—	4,523,421
Indonesia	644,840	1,176,082	—	1,820,922
Malaysia	—	111,015	—	111,015
Mexico	519,071	—	—	519,071
Norway	—	78,630	—	78,630
Panama	98,384	—	—	98,384
Peru	564,480	—	—	564,480
Philippines	—	507,850	—	507,850
Poland	—	2,030,875	—	2,030,875
Qatar	—	119,487	—	119,487
Russia	262,876	4,524,833	—	4,787,709
South Africa	17,574	1,311,487	15	1,329,076
South Korea	1,367,311	8,367,574	—	9,734,885
Switzerland	—	30,484	—	30,484
Taiwan	96,324	5,203,633	—	5,299,957
Thailand	—	2,014,737	—	2,014,737
Turkey	8,856	1,320,140	—	1,328,996
United Kingdom	8,812	239,502	—	248,314
United States	314,593	—	—	314,593

TOTAL COMMON STOCKS	5,012,135	45,731,188	15	50,743,338

Preferred Stocks
Brazil	1,129,277	2,292,369	—	3,421,646
Russia	—	2,172,038	—	2,172,038
South Korea	—	797,206	—	797,206

TOTAL PREFERRED STOCKS	1,129,277	5,261,613	—	6,390,890

Investment Funds
Thailand	—	263,153	—	263,153
United States	499,670	—	—	499,670

TOTAL INVESTMENT FUNDS	499,670	263,153	—	762,823

Rights/Warrants
Thailand	1,099	—	—	1,099

TOTAL RIGHTS/WARRANTS	1,099	—	—	1,099

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Countries Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$266,167	$—	$—	$266,167

TOTAL MUTUAL FUNDS	266,167	—	—	266,167

Short-Term Investments	76,326	—	—	76,326

Total Investments	6,984,674	51,255,954	15	58,240,643

Total	$6,984,674	$51,255,954	$15	$58,240,643

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$35,595,329	$—	$35,595,329
Brazil	—	149,119,188	—	149,119,188
China	76,783,530	169,817,478	—	246,601,008
France	—	37,656,513	—	37,656,513
Germany	—	17,771,500	—	17,771,500
India	29,299,990	338,984,918	—	368,284,908
Indonesia	—	132,020,713	—	132,020,713
Malaysia	—	53,050,673	—	53,050,673
Mexico	164,901,997	—	—	164,901,997
Nigeria	—	15,276,412	—	15,276,412
Norway	—	41,024,325	—	41,024,325
Panama	49,013,433	—	—	49,013,433
Philippines	4,876,512	119,543,064	—	124,419,576
Poland	—	47,864,710	—	47,864,710
Qatar	—	59,874,609	—	59,874,609
Russia	—	37,186,928	—	37,186,928
South Africa	—	64,484,339	—	64,484,339
Switzerland	—	86,844,214	—	86,844,214
Taiwan	—	83,735,932	—	83,735,932
Thailand	—	119,793,022	—	119,793,022
Turkey	—	25,173,121	—	25,173,121
United Arab Emirates	—	18,217,179	—	18,217,179
United Kingdom	11,480,922	119,884,507	—	131,365,429
United States	255,752,623	—	—	255,752,623
Vietnam	—	16,072,139	—	16,072,139

TOTAL COMMON STOCKS	592,109,007	1,788,990,813	—	2,381,099,820

Preferred Stock
Brazil	17,128,052	15,061,198	—	32,189,250

TOTAL PREFERRED STOCKS	17,128,052	15,061,198	—	32,189,250

Investment Funds
China	154,304,016	—	—	154,304,016
Thailand	—	103,019,642	—	103,019,642
United States	74,348,414	—	—	74,348,414

TOTAL INVESTMENT FUNDS	228,652,430	103,019,642	—	331,672,072

Rights/Warrants
Thailand	591,540	—	—	591,540

TOTAL RIGHTS/WARRANTS	591,540	—	—	591,540

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$67,218,668	$—	$—	$67,218,668

TOTAL MUTUAL FUNDS	67,218,668	—	—	67,218,668

Short-Term Investments	12,394,692	—	—	12,394,692

Total Investments	$918,094,389	$1,907,071,653	$—	$2,825,166,042

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$100,740,120	$538,245,468	$—	$638,985,588
China	65,929,593	1,369,139,344	—	1,435,068,937
Czech Republic	—	147,664,897	—	147,664,897
Egypt	—	41,084,452	—	41,084,452
France	—	8,970,011	—	8,970,011
Hungary	—	16,419,438	—	16,419,438
India	16,525,250	574,848,605	—	591,373,855
Indonesia	30,196,936	104,800,571	—	134,997,507
Malaysia	—	17,078,757	—	17,078,757
Mexico	90,185,620	—	—	90,185,620
Nigeria	—	3,732,138	—	3,732,138
Norway	—	9,975,885	—	9,975,885
Panama	12,979,186	—	—	12,979,186
Peru	43,386,385	—	—	43,386,385
Philippines	3,785,326	35,486,627	—	39,271,953
Poland	—	245,986,869	—	245,986,869
Qatar	—	14,339,973	—	14,339,973
Russia	42,397,719	675,202,145	—	717,599,864
South Africa	—	196,473,261	878	196,474,139
South Korea	73,855,135	772,057,463	—	845,912,598
Sri Lanka	—	2,158,687	—	2,158,687
Switzerland	—	4,129,693	—	4,129,693
Taiwan	—	796,024,329	—	796,024,329
Thailand	—	303,135,644	—	303,135,644
Turkey	910,692	264,947,975	12,027,025	277,885,692
United Arab Emirates	—	9,684,468	—	9,684,468
United Kingdom	3,287,822	27,778,579	—	31,066,401
United States	38,365,996	—	—	38,365,996
Vietnam	—	2,975,142	—	2,975,142

TOTAL COMMON STOCKS	522,545,780	6,182,340,421	12,027,903	6,716,914,104

Preferred Stocks
Brazil	190,090,119	355,646,266	—	545,736,385
Russia	87,120	244,946,220	—	245,033,340
South Korea	—	102,183,914	—	102,183,914

TOTAL PREFERRED STOCKS	190,177,239	702,776,400	—	892,953,639

Investment Funds
China	—	—	2,285,902	2,285,902
India	—	—	8,559,609	8,559,609
Poland	—	—	199,562	199,562
Russia	—	—	5,843,874	5,843,874
Thailand	—	29,167,781	—	29,167,781
United States	136,777,377	—	—	136,777,377

TOTAL INVESTMENT FUNDS	136,777,377	29,167,781	16,888,947	182,834,105

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Thailand	$—	$160,769	$—	$160,769

TOTAL RIGHTS/WARRANTS	—	160,769	—	160,769

Mutual Funds
United States	45,541,125	—	—	45,541,125

TOTAL MUTUAL FUNDS	45,541,125	—	—	45,541,125

Short-Term Investments	11,536,211	—	—	11,536,211

Total Investments	906,577,732	6,914,445,371	28,916,850	7,849,939,953

Derivatives*
Swap Contracts
Equity Risk	$—	$5,138,375	$—	$5,138,375

Total	$906,577,732	$6,919,583,746	$28,916,850	$7,855,078,328

Liability Valuation Inputs
Derivatives*
Swap Contracts
Equity Risk	$—	$(201,043)	$—	$(201,043)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$—	$160,895,403	$—	$160,895,403

TOTAL COMMON STOCKS	—	160,895,403	—	160,895,403

Investment Funds
United States	1,492,652	—	—	1,492,652

TOTAL INVESTMENT FUNDS	1,492,652	—	—	1,492,652

Mutual Funds
United States	809,607	—	—	809,607

TOTAL MUTUAL FUNDS	809,607	—	—	809,607

Short-Term Investments	140,125	—	—	140,125

Total Investments	2,442,384	160,895,403	—	163,337,787

Total	$2,442,384	$160,895,403	$—	$163,337,787

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying GMO funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the period ended August 31, 2014, there were no material transfers between Level 1 and Level 2.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Emerging Countries Fund
Common Stocks
South Africa	$—	$—	$—	$—	$—	$—	$15	**	$—		$15	$—

Total	$—	$—	$—	$—	$—	$—	$15		$—		$15	$—

Emerging Markets Fund
Common Stocks
Indonesia	$226,693	$—	$—	$—	$—	$(1,690)	$—		$(225,003	)**	$—	$—
South Africa	—	—	—	—	—	—	878	**	—		878	—
Turkey	—	—	—	—	—	—	12,027,025	**	—		12,027,025	—

Total Common Stocks	226,693	—	—	—	—	(1,690)	12,027,903		(225,003	)**	12,027,903	—

Investment Funds
China	2,298,416	—	—	—	—	(12,514)	—		—		2,285,902	(12,514)
India	7,733,819	—	—	—	—	825,790	—		—		8,559,609	825,790
Poland	188,774	—	—	—	—	10,788	—		—		199,562	10,788
Russia	4,368,072	—	(126,995)	—	—	1,602,797	—		—		5,843,874	1,602,797

Total Investment Funds	14,589,081	—	(126,995)	—	—	2,426,861	—		—		16,888,947	2,426,861

Total	$14,815,774	$—	$(126,995)	$—	$—	$2,425,171	$12,027,903		$(225,003	)**	$28,916,850	$2,426,861

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and /or unobservable inputs.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of August 31, 2014 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Countries Fund	< 1%
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	< 1%
Taiwan Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

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Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

Each Fund intends to distribute investment income, if any, semi-annually. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically, distributions are reinvested in additional shares of each Fund at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2014, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2014, the Funds listed below elected to defer to March 1, 2014 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post- October Capital Losses ($)
Emerging Countries Fund	—	(703,372)
Emerging Domestic Opportunities Fund	—	(38,594,132)
Emerging Markets Fund	—	(121,654,964)
Taiwan Fund	(393,858)	(1,464,487)

As of February 28, 2014, the Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October

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capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2014, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short- Term ($)	Long- Term ($)

Fund Name	No Expiration Date	No Expiration Date
Emerging Countries Fund	(5,306,830)	(8,654,368)
Emerging Domestic Opportunities Fund	—	—
Emerging Markets Fund	(254,464,861)	(136,408,400)
Taiwan Fund	(746,330)	(301,822)

As of August 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	58,715,184	4,771,426	(5,245,967)	(474,541)
Emerging Domestic Opportunities Fund	2,710,012,805	217,982,081	(102,828,844)	115,153,237
Emerging Markets Fund	7,677,771,738	684,665,439	(512,497,224)	172,168,215
Taiwan Fund	142,874,853	22,463,773	(2,000,839)	20,462,934

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

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Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statement of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statement of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

As of August 31, 2014, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	—	0.80%	0.80%	0.15%
Redemption Fee	—	0.80%	0.80%	0.45%

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.05% of the Fund’s total net assets as of August 31, 2014. The effect of this claim on the value of

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the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of the Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Illiquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed as well as the risk that investments made through underlying funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its

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August 31, 2014 (Unaudited)

goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is requested by the Fund.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

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August 31, 2014 (Unaudited)

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund

GMO Trust Funds

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August 31, 2014 (Unaudited)

may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund and/or its shareholders may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

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U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong positive correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

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• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions may not be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial

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margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. If a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of

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an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Emerging Countries Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Taiwan Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

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4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2014, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Swap contracts
As a substitute for direct investment in securities		X	X
To achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

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Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2014 and the Statements of Operations for the period ended August 31, 2014^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$1,099	$—	$—	$—	$1,099

Total	$—	$1,099	$—	$—	$—	$1,099

Derivatives not subject to Master Agreements	$—	$1,099	$—	$—	$—	$1,099

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$1,520	$—	$—	$—	$1,520

Total	$—	$1,520	$—	$—	$—	$1,520

Emerging Domestic Opportunities Fund
Asset:
Investments (rights and/or warrants)	$—	$591,540	$—	$—	$—	$591,540

Total	$—	$591,540	$—	$—	$—	$591,540

Derivatives not subject to Master Agreements	$—	$591,540	$—	$—	$—	$591,540

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on:
Swap Contracts	$—	$(6,440,778)	$—	$—	$—	$(6,440,778)

Total	$—	$(6,440,778)	$—	$—	$—	$(6,440,778)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$591,540	$—	$—	$—	$591,540
Swap Contracts	—	1,175,585	—	—	—	1,175,585

Total	$—	$1,767,125	$—	$—	$—	$1,767,125

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$160,769	$—	$—	$—	$160,769
Unrealized Appreciation on Swap Contracts	—	5,138,375	—	—	—	5,138,375

Total	$—	$5,299,144	$—	$—	$—	$5,299,144

Derivatives not subject to Master Agreements	$—	$160,769	$—	$—	$—	$160,769

Total subject to Master Agreements	$—	$5,138,375	$—	$—	$—	$5,138,375

Liability:
Unrealized Depreciation on Swap Contracts	$—	$(201,043)	$—	$—	$—	$(201,043)

Total	$—	$(201,043)	$—	$—	$—	$(201,043)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(201,043)	$—	$—	$—	$(201,043)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$3,095	$—	$—	$—	$3,095
Swap Contracts	—	10,719,124	—	—	—	10,719,124

Total	$—	$10,722,219	$—	$—	$—	$10,722,219

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$196,264	$—	$—	$—	$196,264
Swap Contracts	—	248,431	—	—	—	248,431

Total	$—	$444,695	$—	$—	$—	$444,695

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. If termination events were triggered by a Fund on August 31, 2014, that Fund may be required to potentially settle positions at the amounts noted in the Schedule of Investments. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2014, if any.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Credit Suisse International	$3,439,583	$(2,675,948)	$(201,043)	$562,592
Morgan Stanley & Co. International PLC	1,698,792	(1,070,000)	—	628,792

Total	$5,138,375	$(3,745,948)	$(201,043)	$1,191,384

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Credit Suisse International	$201,043	$—	$201,043	$—

Total	$201,043	$—	$201,043	$—

The average derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap contracts) outstanding at each month-end, was as follows for the period ended August 31, 2014:

Fund Name	Swap Contracts ($)	Rights and/or Warrants ($)
Emerging Countries Fund	—	605
Emerging Domestic Opportunities Fund	16,536,218	98,857
Emerging Markets Fund	111,890,214	204,854

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.65%	0.75%	0.75%	0.81%

In addition, each class of shares of certain Funds (except Class M shares which are described below (Emerging Countries Fund Class M liquidated on May 2, 2014)) pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay GMO an administration fee, which is used by GMO to defray

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. GMO may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Both shareholder service fees and administration fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Emerging Countries Fund		0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Taiwan Fund		0.15%

For each Fund, other than Emerging Countries Fund and Taiwan Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Emerging Countries Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has agreed to waive or reduce the shareholder service fee charged to the holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO will waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2015 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2014 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Emerging Countries Fund	288	5
Emerging Domestic Opportunities Fund	13,885	1,656
Emerging Markets Fund	42,817	5,336
Taiwan Fund	840	184

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2014, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expense
Emerging Countries Fund	< 0.001%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	< 0.001%
Emerging Markets Fund	< 0.001%	0.000%	< 0.001%
Taiwan Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2014 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Countries Fund	—	18,323,849	—	29,417,961
Emerging Domestic Opportunities Fund	—	2,829,322,940	—	2,634,217,903
Emerging Markets Fund	—	3,330,572,507	—	4,496,831,953
Taiwan Fund	—	88,612,578	—	96,759,757

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2014

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Emerging Countries Fund	3*	75.15%	0.37%	37.58%
Emerging Domestic Opportunities Fund	—	—	0.65%	—
Emerging Markets Fund	—	—	0.55%	48.77%
Taiwan Fund	2	95.22%	—	100.00%

*	One of the shareholders is another Fund managed by GMO.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Emerging Countries Fund
Class III:
Shares sold	1,717,517	$16,462,821	552,382	$5,518,125
Shares issued to shareholders in reinvestment of distributions	13,278	134,634	159,562	1,480,339
Shares repurchased	(1,141,346)	(10,933,252)	(8,397,688)	(80,103,958)

Net increase (decrease)	589,449	$5,664,203	(7,685,744)	$(73,105,494)

Class M:
Shares sold	50,313	$453,199	537,795	$5,076,667
Shares issued to shareholders in reinvestment of distributions	—	—	43,504	399,599
Shares repurchased	(1,904,786)	(17,933,268)	(283,751)	(2,709,365)

Net increase (decrease)	(1,854,473)	$(17,480,069)	297,548	$2,766,901

Emerging Domestic Opportunities Fund
Class II:
Shares sold	7,261,993	$167,379,243	15,479,003	$375,814,752
Shares issued to shareholders in reinvestment of distributions	251,248	6,052,565	1,037,310	24,203,479
Shares repurchased	(5,343,258)	(128,294,547)	(3,295,606)	(79,549,882)
Purchase premiums	—	427,729	—	1,813,630
Redemption fees	—	43,937	—	267,059

Net increase (decrease)	2,169,983	$45,608,927	13,220,707	$322,549,038

Class III:
Shares sold	4,633,005	$111,423,777	16,975,778	$409,267,918
Shares issued to shareholders in reinvestment of distributions	114,869	2,767,190	696,018	16,235,107
Shares repurchased	(2,103,258)	(46,629,231)	(4,862,390)	(113,028,401)
Purchase premiums	—	196,411	—	1,118,919
Redemption fees	—	26,028	—	187,820

Net increase (decrease)	2,644,616	$67,784,175	12,809,406	$313,781,363

Class IV:
Shares sold	1,496,290	$36,704,000	12,313,192	$304,691,394
Shares issued to shareholders in reinvestment of distributions	241,436	5,818,604	1,526,057	35,612,024
Shares repurchased	(424,915)	(10,027,998)	(5,671,585)	(128,525,819)
Purchase premiums	—	387,184	—	2,745,597
Redemption fees	—	43,370	—	402,094

Net increase (decrease)	1,312,811	$32,925,160	8,167,664	$214,925,290

Class V:
Shares sold	—	$—	10,114,192	$248,000,000
Shares issued to shareholders in reinvestment of distributions	83,007	1,999,630	344,126	8,021,566
Purchase premiums	—	136,569	—	207,989
Redemption fees	—	15,095	—	10,199

Net increase (decrease)	83,007	$2,151,294	10,458,318	$256,239,754

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class VI:
Shares sold	1,350,472	$31,842,758	33,435	$785,490
Shares issued to shareholders in reinvestment of distributions	202,857	4,901,029	1,142,772	26,729,489
Shares repurchased	(11,105)	(262,213)	(3,555,604)	(81,203,280)
Purchase premiums	—	326,144	—	2,485,620
Redemption fees	—	36,605	—	297,904

Net increase (decrease)	1,542,224	$36,844,323	(2,379,397)	$(50,904,777)

Emerging Markets Fund
Class II:
Shares sold	2,869,972	$29,950,895	27,398,436	$287,617,583
Shares issued to shareholders in reinvestment of distributions	—	—	2,380,208	25,580,105
Shares repurchased	(22,563,375)	(240,546,803)	(72,300,527)	(791,155,905)
Purchase premiums	—	99,894	—	1,203,794
Redemption fees	—	1,819,648	—	3,454,290

Net increase (decrease)	(19,693,403)	$(208,676,366)	(42,521,883)	$(473,300,133)

Class III:
Shares sold	7,091,761	$75,050,331	20,464,085	$217,005,027
Shares issued to shareholders in reinvestment of distributions	—	—	952,219	10,266,905
Shares repurchased	(17,186,959)	(176,839,712)	(60,045,481)	(662,045,976)
Purchase premiums	—	31,984	—	390,870
Redemption fees	—	535,427	—	1,334,310

Net increase (decrease)	(10,095,198)	$(101,221,970)	(38,629,177)	$(433,048,864)

Class IV:
Shares sold	7,071,752	$74,120,217	33,969,953	$346,506,777
Shares issued to shareholders in reinvestment of distributions	—	—	1,448,246	15,478,200
Shares repurchased	(5,169,442)	(56,621,157)	(88,513,421)	(959,384,737)
Purchase premiums	—	60,877	—	679,227
Redemption fees	—	1,201,402	—	2,147,209

Net increase (decrease)	1,902,310	$18,761,339	(53,095,222)	$(594,573,324)

Class V:
Shares sold	1,370,998	$14,488,514	5,864,220	$59,408,565
Shares issued to shareholders in reinvestment of distributions	—	—	1,401,912	14,958,074
Shares repurchased	(7,472,429)	(78,834,126)	(25,264,138)	(257,393,503)
Purchase premiums	—	31,681	—	505,327
Redemption fees	—	556,891	—	1,300,897

Net increase (decrease)	(6,101,431)	$(63,757,040)	(17,998,006)	$(181,220,640)

Class VI:
Shares sold	23,813,876	$254,110,492	96,416,619	$1,006,655,905
Shares issued to shareholders in reinvestment of distributions	—	—	12,545,630	134,125,168
Shares repurchased	(111,827,905)	(1,237,729,825)	(80,051,978)	(870,334,178)
Purchase premiums	—	412,385	—	4,534,401
Redemption fees	—	7,480,249	—	11,300,465

Net increase (decrease)	(88,014,029)	$(975,726,699)	28,910,271	$286,281,761

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Taiwan Fund
Class III:
Shares sold	123,710	$2,951,899	4,632,966	$95,400,048
Shares issued to shareholders in reinvestment of distributions	6,591	162,606	26,919	561,737
Shares repurchased	(571,358)	(13,411,174)	(307,337)	(6,444,578)
Purchase premiums	—	3,542	—	26,405
Redemption fees	—	57,677	—	142,450

Net increase (decrease)	(441,057)	$(10,235,450)	4,352,548	$89,686,062

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which a Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended August 31, 2014 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Domestic Opportunities Fund
Gayatri Projects Ltd	$—	$4,549,972	$85,875	$—	$4,960,985
Ticon Industrial Growth Leasehold Property Fund*	$3,189,142	$8,083,421	$932,977	$568,655	$11,205,047

Totals	$3,189,142	$12,633,393	$1,018,852	$568,655	$16,166,032

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$2,414,415	$—	$—	$—	$2,158,687
Kiri Industries Ltd	826,942	186,466	—	—	2,434,331

Totals	$3,241,357	$186,466	$—	$—	$4,593,018

*	Security not an affiliate at the beginning of the period.

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2014 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$476,272	$5,063,890	$5,273,995	$91	$16	$266,167

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$112,049,934	$544,897,116	$589,728,382	$18,166	$2,438	$67,218,668

Emerging Markets Fund
GMO U.S. Treasury Fund	$43,407,219	$1,014,247,429	$1,012,113,523	$13,555	$1,481	$45,541,125

Taiwan Fund
GMO U.S. Treasury Fund	$1,117,753	$19,823,353	$20,131,499	$372	$41	$809,607

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2014 through August 31, 2014. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2015.

GMO Trust Funds

Board Review of Management Agreements

August 31, 2014 (Unaudited)

GMO Emerging Countries Fund

Approval of renewal of management agreement for GMO Emerging Countries Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement for GMO Emerging Domestic Opportunities Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Taiwan Fund

Approval of renewal of management agreement for GMO Taiwan Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2014.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. you may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5%

hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Annualized Expense Ratio
Emerging Countries Fund
Class III	$1,000.00	$1,140.60	$6.85	$1,000.00	$1,018.80	$6.46	1.27%
Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,071.90	$5.54	$1,000.00	$1,019.86	$5.40	1.06%
Class III	$1,000.00	$1,072.10	$5.17	$1,000.00	$1,020.21	$5.04	0.99%
Class IV	$1,000.00	$1,072.20	$4.96	$1,000.00	$1,020.42	$4.84	0.95%
Class V	$1,000.00	$1,072.80	$4.86	$1,000.00	$1,020.52	$4.74	0.93%
Class VI	$1,000.00	$1,072.70	$4.70	$1,000.00	$1,020.67	$4.58	0.90%
Emerging Markets Fund
Class II	$1,000.00	$1,146.10	$5.68	$1,000.00	$1,019.91	$5.35	1.05%
Class III	$1,000.00	$1,145.70	$5.41	$1,000.00	$1,020.16	$5.09	1.00%
Class IV	$1,000.00	$1,145.80	$5.14	$1,000.00	$1,020.42	$4.84	0.95%
Class V	$1,000.00	$1,146.10	$4.87	$1,000.00	$1,020.67	$4.58	0.90%
Class VI	$1,000.00	$1,145.80	$4.71	$1,000.00	$1,020.82	$4.43	0.87%
Taiwan Fund
Class III	$1,000.00	$1,176.30	$6.91	$1,000.00	$1,018.85	$6.41	1.26%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31,2014, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO Trust

Semiannual Report

August 31, 2014

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	75.5%
Short-Term Investments	23.3
Preferred Stocks	0.7
Forward Currency Contracts	0.4
Rights/Warrants	0.0 ^
Swap Contracts	(0.2)
Futures Contracts	(2.0)
Other	2.3

100.0%

^	Rounds to 0.0%.
*	Swap contracts and futures contracts in the table are based on the net unrealized appreciation/depreciation of the respective contracts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to swaps contracts and futures contracts based on notional amounts are 12.4% and 64.4% of net assets, respectively.

1

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 75.5%

	Australia — 0.4%
2,830,379	Arrium Ltd	2,082,425
242,076	Bank of Queensland Ltd	2,847,330
1,136	Bendigo and Adelaide Bank Ltd	13,221
568,491	BlueScope Steel Ltd *	2,931,250
815,238	Goodman Fielder Ltd	487,584
126,720	Investa Office Fund (REIT)	434,628
1,563,508	Mirvac Group (REIT)	2,682,650
351,024	Pacific Brands Ltd	173,618
838,135	Stockland (REIT)	3,330,303
784,087	TABCORP Holdings Ltd	2,629,493
533,354	Tatts Group Ltd	1,655,092

	Total Australia	19,267,594

	Austria — 0.1%
112,003	OMV AG	4,324,967
80,356	Voestalpine AG	3,449,570

	Total Austria	7,774,537

	Belgium — 0.3%
89,671	Ageas	3,009,745
128,087	Belgacom SA	4,565,989
89,928	Delhaize Group	6,263,033

	Total Belgium	13,838,767

	Canada — 0.2%
23,600	Canadian Tire Corp Ltd	2,437,921
37,600	Catamaran Corp *	1,771,712
112,600	First Quantum Minerals Ltd	2,527,882
43,900	Home Capital Group Inc	2,189,146
17,400	RONA Inc	228,682

	Total Canada	9,155,343

	Denmark — 0.3%
3,673	AP Moeller – Maersk A/S – Class A	9,227,270
29,529	Carlsberg A/S – Class B	2,699,779
25,778	Jyske Bank A/S (Registered) *	1,411,227

	Total Denmark	13,338,276

	Finland — 0.5%
203,683	Fortum Oyj	5,116,873
32,348	Metso Oyj	1,270,815
44,363	Neste Oil Oyj	867,605
1,780,215	Nokia Oyj	14,951,026
220,442	UPM – Kymmene Oyj	3,318,097

	Total Finland	25,524,416

	France — 6.3%
4,854	Air France – KLM *	50,842

Shares	Description	Value ($)
	France — continued
55,517	Alstom SA *	1,966,587
476,021	ArcelorMittal	6,918,822
148,266	AXA	3,679,039
86,185	BNP Paribas	5,823,784
156,621	Bouygues SA	5,756,247
141,345	Carrefour SA	4,905,277
114,826	Cie Generale des Etablissements Michelin – Class B	12,702,802
61,804	CNP Assurances	1,220,195
236,018	Compagnie de Saint-Gobain	11,990,800
281,341	Credit Agricole SA	4,175,232
130,045	Electricite de France	4,227,758
1,139,703	GDF Suez	28,091,979
15,708	Lafarge SA	1,204,542
1,747,033	Orange	26,444,840
303,091	Peugeot SA *	4,264,181
133,831	Renault SA	10,487,501
351,202	Sanofi	38,489,067
141,737	Schneider Electric SA	11,990,749
15,795	SCOR SE	483,652
129,668	Societe Generale	6,576,850
17,952	Technicolor *	137,910
1,389,780	Total SA	91,709,523
55,891	Vallourec SA	2,497,686
229,977	Veolia Environnement SA	4,224,914
264,269	Vinci SA	17,286,013
1,031,341	Vivendi SA	26,855,235

	Total France	334,162,027

	Germany — 4.6%
86,558	Allianz SE (Registered)	14,781,818
65,019	Aurubis AG	3,198,115
494,850	BASF SE	51,015,815
236,031	Bayerische Motoren Werke AG	27,546,560
564,752	Daimler AG (Registered)	46,329,236
134,121	Deutsche Lufthansa AG (Registered)	2,330,724
140,293	Deutsche Bank AG (Registered)	4,810,106
1,107,537	Deutsche Telekom AG (Registered)	16,598,835
26,954	Duerr AG	2,081,027
1,843,523	E.ON AG	33,552,229
41,873	Freenet AG	1,121,972
29,438	Fresenius Medical Care AG & Co	2,074,156
19,297	Hannover Rueck SE	1,605,119
403	HeidelbergCement AG	30,507
117,684	K+S AG (Registered)	3,661,677
106,477	Kloeckner & Co SE *	1,458,238
84,601	Metro AG *	2,979,984
34,957	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,018,459
475,981	RWE AG	18,664,873

2	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
31,779	Salzgitter AG	1,188,471
21,675	Volkswagen AG	4,869,926

	Total Germany	246,917,847

	Hong Kong — 0.3%
104,000	Cheung Kong Holdings Ltd	1,897,196
1,882,100	Esprit Holdings Ltd	3,053,873
69,000	Hongkong Land Holdings Ltd	472,756
10,000	Kerry Properties Ltd	37,086
396,500	Link (REIT)	2,354,964
352,626	Sun Hung Kai Properties Ltd	5,353,296
68,500	Swire Pacific Ltd – Class A	923,393
235,000	Wharf Holdings Ltd (The)	1,840,388
10,000	Wheelock & Co Ltd	52,389
545,700	Yue Yuen Industrial Holdings	1,687,599

	Total Hong Kong	17,672,940

	Ireland — 0.1%
229,857	CRH Plc	5,297,673
97,825	Smurfit Kappa Group Plc	2,220,222

	Total Ireland	7,517,895

	Israel — 0.4%
236,476	Bank Hapoalim BM	1,340,096
797,972	Bank Leumi Le-Israel *	3,115,768
200,400	Check Point Software Technologies Ltd *	14,232,408
1,226,444	Israel Discount Bank Ltd – Class A *	2,061,052
100,218	Partner Communications Co Ltd *	722,706

	Total Israel	21,472,030

	Italy — 1.9%
2,483,452	A2A SPA	2,725,338
5,247,334	Enel SPA	27,793,412
1,396,291	ENI SPA	34,866,833
65,892	Exor SPA	2,624,222
504,419	Fiat SPA *	4,933,241
296,394	Finmeccanica SPA *	2,779,386
40,136	Italcementi SPA-Di RISP	290,380
627,946	Mediaset SPA *	2,597,282
243,734	Mediolanum SPA	1,815,171
24,655	Recordati SPA	401,688
86,416	Saipem SPA *	2,052,050
9,993,176	Telecom Italia SPA *	11,527,913
5,401,458	Telecom Italia SPA-Di RISP	4,974,076

	Total Italy	99,380,992

	Japan — 6.0%
8,100	Adastria Holdings Co Ltd	162,264
258,600	Aeon Co Ltd	2,796,361
42,700	Aisin Seiki Co Ltd	1,580,424

Shares	Description	Value ($)
	Japan — continued
29,900	Alfresa Holdings Corp	1,776,131
8,200	Aoyama Trading Co Ltd	202,968
316,000	Asahi Glass Co Ltd	1,712,308
246,000	Asahi Kasei Corp	1,974,011
10,500	Asatsu-DK Inc	277,082
51,200	Brother Industries Ltd	993,744
201,000	Calsonic Kansei Corp	1,160,406
300,200	Canon Inc	9,796,598
29,500	Central Japan Railway Co	4,136,285
148,400	Chubu Electric Power Co Inc *	1,714,687
1,030,000	Cosmo Oil Co Ltd	1,931,855
48,700	Daihatsu Motor Co Ltd	836,212
7,500	Daiichi Sankyo Co Ltd	132,718
243,000	Daikyo Inc	465,649
35,300	Daito Trust Construction Co Ltd	4,369,753
1,000	Dai Nippon Printing Co Ltd	10,497
111,000	Denki Kagaku Kogyo KK	376,101
8,000	DIC Corp	18,251
17,300	Electric Power Development Co Ltd	566,755
75,800	FujiFilm Holdings Corp	2,288,720
49,600	Fuji Oil Co Ltd	815,324
92,000	Gunze Ltd	260,087
126,200	Hakuhodo DY Holdings Inc	1,305,952
166,000	Hanwa Co Ltd	654,942
162,700	Haseko Corp	1,348,039
29,500	Hitachi Chemical Co Ltd	549,215
475,900	Honda Motor Co Ltd	16,155,020
67,400	Idemitsu Kosan Co Ltd	1,479,321
467,500	INPEX Corp	6,702,630
106,000	IT Holdings Corp	1,954,563
792,600	Itochu Corp	10,085,808
823,800	Japan Tobacco Inc	28,226,325
164,600	JFE Holdings Inc	3,332,274
25,000	JSR Corp	434,646
1,005,100	JX Holdings Inc	5,172,030
96,300	K’s Holdings Corp	2,690,330
43,000	Kaneka Corp	254,516
1,566,000	Kawasaki Kisen Kaisha Ltd	3,769,269
66,705	KDDI Corp	3,854,565
1,778,000	Kobe Steel Ltd	2,892,394
20,800	Kohnan Shoji Co Ltd	218,408
63,200	Kuraray Co Ltd	787,392
214,000	Kyocera Corp	10,023,326
155,700	Leopalace21 Corp *	895,988
883,900	Marubeni Corp	6,382,860
131,600	Medipal Holdings Corp	1,704,162
833,600	Mitsubishi Chemical Holdings Corp	4,161,175
687,500	Mitsubishi Corp	14,224,786
455,300	Mitsubishi UFJ Financial Group Inc	2,624,185
111,200	Mitsubishi UFJ Lease & Finance Co Ltd	594,374

See accompanying notes to the financial statements.	3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
962,000	Mitsui Chemicals Inc	2,841,633
1,136,000	Mitsui Engineering & Shipbuilding Co Ltd	2,481,888
812,000	Mitsui & Co Ltd	13,247,178
293,000	Mitsui Mining & Smelting Co Ltd	902,711
745,000	Mitsui OSK Lines Ltd	2,729,963
119,000	Net One Systems Co Ltd	741,704
52,000	Nichirei Corp	244,998
478,800	Nippon Light Metal Co Ltd	765,175
3,000	Nippon Paper Industries Co Ltd	48,426
114,000	Nippon Electric Glass Co Ltd	573,601
249,400	Nippon Telegraph & Telephone Corp	16,752,280
963,000	Nippon Yusen Kabushiki Kaisha	2,834,794
150,400	Nipro Corp	1,327,680
2,942,500	Nissan Motor Co Ltd	28,264,261
137,000	Nisshinbo Holdings Inc	1,278,770
21,000	Nisshin Seifun Group Inc	242,214
12,600	NOK Corp	272,302
132,400	North Pacific Bank Ltd	537,117
619,000	NTT Docomo Inc	10,719,323
15,800	Okinawa Electric Power Co	514,273
438	ORIX JREIT Inc (REIT)	586,097
354,000	Osaka Gas Co Ltd	1,455,931
37,000	Rengo Co Ltd	173,920
580,700	Resona Holdings Inc	3,151,904
191,800	Ricoh Co Ltd	2,081,898
70,500	Round One Corp	458,843
3,700	Ryohin Keikaku Co Ltd	415,681
800	Sega Sammy Holdings Inc	15,273
8,000	Seino Holdings Co Ltd	75,066
99,000	Sekisui House Ltd	1,244,860
13,900	Shimamura Co Ltd	1,253,103
415,000	Showa Denko KK	598,845
292,300	Showa Shell Sekiyu KK	3,138,651
2,406,700	Sojitz Corp	3,984,312
108,000	Sumitomo Chemical Co Ltd	387,725
159,000	Sumitomo Heavy Industries Ltd	821,851
430,500	Sumitomo Mitsui Construction Co Ltd *	526,110
46,700	Sumitomo Rubber Industries	667,897
634,400	Sumitomo Corp	8,195,978
1,000	Sumitomo Electric Industries Ltd	14,660
10,400	Sumitomo Forestry Co Ltd	116,209
193,000	Sumitomo Metal Mining Co Ltd	2,930,781
26,100	Sumitomo Mitsui Financial Group Inc	1,055,722
28,700	Suzuken Co Ltd	956,159
159,500	Takeda Pharmaceutical Co Ltd	7,286,562
9,000	TDK Corp	448,727
79,000	Tokuyama Corp	261,683
650,100	Tokyo Electric Power Co Inc (The) *	2,347,263
131,000	TonenGeneral Sekiyu KK	1,194,922
725,000	Tosoh Corp	3,002,168

Shares	Description	Value ($)
	Japan — continued
173,300	Toyota Tsusho Corp	4,578,168
352,000	Ube Industries Ltd	596,009
265,400	UNY Co Ltd	1,492,126
34,900	West Japan Railway Co	1,651,230
1,026,600	Yamada Denki Co Ltd	3,298,139
41,000	Yokohama Rubber Co Ltd (The)	364,615

	Total Japan	320,983,065

	Netherlands — 0.7%
578,259	Aegon NV	4,572,662
41,252	Corbion NV	691,144
22,890	Delta Lloyd NV	551,553
18,113	Fugro NV	656,856
35,250	Heineken NV	2,683,728
568,550	ING Groep NV *	7,824,874
481,979	Koninklijke Ahold NV	8,234,479
226,072	Koninklijke BAM Groep NV	535,635
22,237	Koninklijke DSM NV	1,485,689
2,210,293	Koninklijke KPN NV *	7,378,067

	Total Netherlands	34,614,687

	New Zealand — 0.1%
223,499	Chorus Ltd	328,274
244,366	Fletcher Building Ltd	1,881,680
1,269,344	Spark New Zealand Ltd	3,115,793

	Total New Zealand	5,325,747

	Norway — 0.8%
31,317	Aker Solutions ASA	476,300
144,230	DNB ASA	2,699,170
8,551	Fred Olsen Energy ASA	200,920
198,350	Golden Ocean Group Ltd	326,850
76,546	Petroleum Geo-Services ASA	576,946
787,464	Statoil ASA	22,151,200
86,748	Storebrand ASA *	483,442
77,851	Subsea 7 SA	1,297,782
193,881	Telenor ASA	4,453,668
53,251	TGS Nopec Geophysical Co ASA	1,504,571
111,205	Yara International ASA	5,575,604

	Total Norway	39,746,453

	Portugal — 0.1%
1,369,432	EDP-Energias de Portugal SA	6,635,283

	Singapore — 0.2%
1,510,000	Ezra Holdings Ltd	1,353,383
8,304,000	Golden Agri-Resources Ltd	3,389,977
3,094,000	Noble Group Ltd	3,363,544
129,600	Singapore Technologies Engineering Ltd	379,563

4	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
480,000	Swiber Holdings Ltd	188,391
2,420,000	Yangzijiang Shipbuilding Holdings Ltd	2,256,392

	Total Singapore	10,931,250

	Spain — 1.9%
15,595	Acciona SA *	1,248,247
72,543	ACS Actividades de Construccion y Servicios SA	3,055,642
88,290	Enagas	2,944,826
241,674	Gas Natural SDG SA	7,410,038
3,515,437	Iberdrola SA	25,829,546
167,064	Indra Sistemas SA	2,512,432
165,480	Mapfre SA	620,626
493,549	Repsol YPF SA	12,257,428
2,928,325	Telefonica SA	46,457,245

	Total Spain	102,336,030

	Sweden — 0.5%
670,795	Ericsson LM – Class B	8,359,138
15,922	Industrivarden AB – Class C	287,293
55,555	Investor AB	2,063,163
41,879	Sandvik AB	522,806
95,791	Skanska AB – Class B	1,982,349
141,165	Tele2 AB – B Shares	1,758,339
1,499,200	TeliaSonera AB	10,949,924
238,151	Volvo AB – Class B	2,847,341

	Total Sweden	28,770,353

	Switzerland — 0.6%
84,444	ABB Ltd (Registered)	1,920,630
91,662	Holcim Ltd (Registered)	7,295,530
69,892	Novartis AG (Registered)	6,279,549
6,107	Swiss Life Holding AG (Registered)	1,540,661
4,445	Swisscom AG (Registered)	2,582,312
69,270	Transocean Ltd	2,668,406
24,206	Zurich Insurance Group AG	7,307,844

	Total Switzerland	29,594,932

	United Kingdom — 5.8%
169,142	Amlin Plc	1,264,394
593,742	AstraZeneca Plc	45,307,498
485,863	Aviva Plc	4,205,070
692,217	BAE Systems Plc	5,122,438
797,969	Balfour Beatty Plc	3,212,761
243,787	BG Group Plc	4,859,547
7,146,363	BP Plc	57,006,969
75,086	Bunzl Plc	2,052,622
82,343	Cairn Energy Plc *	245,683
72,333	Cape Plc	373,261

Shares	Description	Value ($)
	United Kingdom — continued
105,273	Carillion Plc	588,731
152,423	Catlin Group Ltd	1,301,406
1,474,327	Centrica Plc	7,825,915
373,357	Cobham Plc	1,842,698
657,792	Debenhams Plc	725,720
96,441	Direct Line Insurance Group Plc	478,645
366,969	Dixons Carphone Plc	2,104,043
230,020	Drax Group Plc	2,396,522
1,228,692	FirstGroup Plc *	2,596,747
175,915	Friends Life Group Ltd	896,863
872,250	Glencore Plc	5,252,216
16,015	Halfords Group Plc	126,867
655,503	Home Retail Group Plc	1,995,543
308,469	Imperial Tobacco Group Plc	13,463,114
201,682	Inchcape Plc	2,262,767
202,138	Intermediate Capital Group Plc	1,370,906
17,798	JD Wetherspoon Plc	220,138
452,920	J Sainsbury Plc	2,186,859
410,072	Kingfisher Plc	2,070,152
36,039	Ladbrokes Plc	79,793
14,942	Lancashire Holdings Ltd	155,409
2,404,178	Man Group Plc	4,729,730
463,452	Marks & Spencer Group Plc	3,310,409
34,896	Micro Focus International Plc	505,300
46,146	Mitie Group Plc	242,258
43,553	National Express Group Plc	185,637
19,162	Next Plc	2,257,904
146,630	Pearson Plc	2,705,737
50,148	Premier Oil Plc	289,784
1,161,047	Royal Dutch Shell Plc A Shares (London)	46,989,488
743,037	Royal Dutch Shell Plc B Shares (London)	31,385,148
219,493	RSA Insurance Group Plc	1,669,630
207,269	Scottish & Southern Energy Plc	5,227,601
35,474	Serco Group Plc	183,268
161,697	Spirit Pub Co Plc	201,910
278,864	Standard Life Assurance Plc	1,781,645
2,739,900	Tesco Plc	10,473,096
1,329,622	Thomas Cook Group Plc *	2,758,438
464,975	TUI Travel Plc	2,876,668
3,713,682	Vodafone Group Plc	12,763,482
1,313,612	WM Morrison Supermarkets Plc	3,874,804

	Total United Kingdom	308,003,234

	United States — 43.4%
268,700	3M Co.	38,692,800
501,700	Abbott Laboratories	21,191,808
251,100	Accenture Plc – Class A	20,354,166
33,300	Akamai Technologies, Inc. *	2,011,986
35,700	Allergan, Inc.	5,843,376

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
356,900	Amazon.com, Inc. *	121,003,376
65,000	Ametek, Inc.	3,441,100
115,000	Amgen, Inc.	16,028,700
36,200	Amphenol Corp. – Class A	3,728,962
105,000	Analog Devices, Inc.	5,367,600
20,000	Ansys, Inc. *	1,626,000
131,200	Apache Corp.	13,360,096
30,700	Apollo Education Group, Inc. *	852,539
581,900	Apple, Inc.	59,644,750
6,900	Applied Industrial Technologies, Inc.	336,099
16,400	AptarGroup, Inc.	1,052,060
200,200	Baxter International, Inc.	15,010,996
72,600	Becton, Dickinson and Co.	8,506,542
243,900	Bed Bath & Beyond, Inc. *	15,673,014
49,200	Biogen Idec, Inc. *	16,877,568
24,000	Brown-Forman Corp. – Class B	2,223,840
2,400	Buckle, Inc. (The)	118,032
3,300	Buffalo Wild Wings, Inc. *	487,575
98,200	CA, Inc.	2,773,168
200	Capella Education Co.	13,022
61,300	Cerner Corp. *	3,534,558
863,400	Chevron Corp.	111,767,130
44,300	Church & Dwight Co., Inc.	3,023,032
51,200	CH Robinson Worldwide, Inc.	3,494,912
1,998,800	Cisco Systems, Inc.	49,950,012
64,900	Citrix Systems, Inc. *	4,559,874
12,000	Clarcor, Inc.	758,520
75,600	Coach, Inc.	2,784,348
1,629,100	Coca-Cola Co. (The)	67,966,052
217,100	Cognizant Technology Solutions Corp. – Class A *	9,927,983
362,900	Colgate-Palmolive Co.	23,490,517
469,200	ConocoPhillips	38,108,424
7,400	Copart, Inc. *	254,782
126,400	Costco Wholesale Corp.	15,304,512
207,200	Covidien Plc	17,991,176
26,900	CR Bard, Inc.	3,993,036
233,600	Danaher Corp.	17,896,096
18,400	Denbury Resources, Inc.	316,848
59,300	Devon Energy Corp.	4,472,406
3,300	Dolby Laboratories, Inc. – Class A *	153,714
33,600	Donaldson Co., Inc.	1,406,496
49,300	Dover Corp.	4,331,991
442,600	eBay, Inc. *	24,564,300
24,700	Edwards Lifesciences Corp. *	2,451,722
147,800	Eli Lilly & Co.	9,394,168
757,600	EMC Corp.	22,371,928
316,100	Emerson Electric Co.	20,236,722
27,200	Equifax, Inc.	2,142,272
39,700	Estee Lauder Cos., Inc. (The) – Class A	3,050,151

Shares	Description	Value ($)
	United States — continued
66,000	Expeditors International of Washington, Inc.	2,725,800
1,606,500	Express Scripts Holding Co. *	118,768,545
975,000	Exxon Mobil Corp.	96,973,500
22,000	F5 Networks, Inc. *	2,732,180
8,500	FactSet Research Systems, Inc.	1,082,900
52,600	Fastenal Co.	2,381,728
11,500	Flowserve Corp.	872,735
12,800	Fossil Group, Inc. *	1,296,512
98,300	Freeport–McMoRan Copper & Gold, Inc.	3,575,171
15,900	Garmin Ltd	863,847
8,900	Gartner, Inc. *	663,851
38,000	General Mills, Inc.	2,028,440
39,400	Gentex Corp.	1,164,270
53,200	Genuine Parts Co.	4,667,768
4,000	Global Payments, Inc.	290,880
122,600	Google, Inc. – Class A *	71,397,336
44,600	Google, Inc. – Class C *	25,493,360
12,400	Grand Canyon Education, Inc. *	536,176
27,400	Hasbro, Inc.	1,442,747
10,400	Heartland Express, Inc.	243,880
32,300	Henry Schein, Inc. *	3,865,987
40,100	Herbalife Ltd.	2,044,298
28,500	Hershey Co. (The)	2,605,470
73,700	Hess Corp.	7,451,070
23,000	Hewlett-Packard Co.	874,000
5,600	Hibbett Sports, Inc. *	254,408
32,800	Honeywell International, Inc.	3,123,544
38,900	Hormel Foods Corp.	1,971,452
15,700	Hubbell, Inc. – Class B	1,898,130
64,300	Humana, Inc.	8,277,982
7,600	Idexx Laboratories, Inc. *	942,172
157,600	Illinois Tool Works, Inc.	13,901,896
19,800	Informatica Corp. *	674,289
8,700	International Flavors & Fragrances, Inc.	883,833
404,700	International Business Machines Corp.	77,823,810
86,900	Intuit, Inc.	7,228,342
8,700	Intuitive Surgical, Inc. *	4,089,087
2,100	J&J Snack Foods Corp.	198,891
23,200	Jack Henry & Associates, Inc.	1,341,192
5,800	JB Hunt Transport Services, Inc.	438,190
776,700	Johnson & Johnson	80,567,091
1,046,200	JPMorgan Chase & Co.	62,196,590
11,400	Knight Transportation, Inc.	288,990
13,500	Laboratory Corp. of America Holdings *	1,447,605
5,500	Lancaster Colony Corp.	486,255
12,500	Landstar System, Inc.	848,313
63,900	Linear Technology Corp.	2,882,529
292,000	Marathon Oil Corp.	12,173,480
13,100	Masimo Corp. *	293,964
179,900	Mastercard, Inc. – Class A	13,638,219

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
125,800	Mattel, Inc.	4,338,842
35,900	McCormick & Co., Inc. (Non Voting)	2,501,871
318,900	McDonald’s Corp.	29,887,308
15,800	Mednax, Inc. *	904,550
127,700	Medtronic, Inc.	8,153,645
7,300	Mettler-Toledo International, Inc. *	1,974,504
18,400	Micros Systems, Inc. *	1,250,648
2,427,800	Microsoft Corp.	110,294,954
177,300	Monsanto Co.	20,504,745
23,500	Monster Beverage Corp. *	2,077,635
10,200	MSC Industrial Direct Co., Inc. – Class A	919,428
70,600	Murphy Oil Corp.	4,410,382
1,700	MWI Veterinary Supply, Inc. *	241,485
37,900	NetApp, Inc.	1,597,864
6,000	Netscout Systems, Inc. *	276,420
12,700	NeuStar, Inc. – Class A *	374,523
2,400	Newfield Exploration Co. *	107,568
242,000	Nike, Inc. – Class B	19,009,100
221,800	Occidental Petroleum Corp.	23,007,314
29,500	Oceaneering International, Inc.	2,052,020
2,410,600	Oracle Corp.	100,112,218
4,200	Owens & Minor, Inc.	144,480
28,200	Pall Corp.	2,379,234
3,100	Panera Bread Co. – Class A *	464,814
15,000	Patterson Cos., Inc.	604,050
98,900	Paychex, Inc.	4,119,185
219,800	PepsiCo, Inc.	20,329,302
1,362,100	Philip Morris International, Inc.	116,568,518
14,900	Polaris Industries, Inc.	2,166,162
46,800	Precision Castparts Corp.	11,422,008
806,500	Procter & Gamble Co. (The)	67,028,215
686,300	Qualcomm, Inc.	52,227,430
15,400	Ralph Lauren Corp.	2,605,680
27,600	Red Hat, Inc. *	1,681,392
22,300	ResMed, Inc.	1,183,015
91,400	Reynolds American, Inc.	5,344,158
46,600	Rockwell Automation, Inc.	5,434,026
11,400	Rockwell Collins, Inc.	877,572
2,200	Rollins, Inc.	65,450
20,000	Roper Industries, Inc.	3,011,200
39,900	Ross Stores, Inc.	3,009,258
11,900	Scripps Networks Interactive, Inc. – Class A	948,549
37,400	Sigma-Aldrich Corp.	3,889,600
12,700	Sirona Dental Systems, Inc. *	1,035,177
4,700	Snap-On, Inc.	587,265
12,200	Steven Madden Ltd. *	414,678
4,500	Stone Energy Corp. *	158,355
123,900	Stryker Corp.	10,322,109
102,800	St Jude Medical, Inc.	6,742,652
6,500	Synaptics, Inc. *	533,650

Shares	Description	Value ($)
	United States — continued
1,300	Syntel, Inc. *	116,181
139,900	Sysco Corp.	5,292,417
8,300	Techne Corp.	792,816
338,500	Teradata Corp. *	15,459,295
26,100	Texas Roadhouse, Inc.	693,999
23,500	Tiffany & Co.	2,372,090
100,800	TJX Cos., Inc. (The)	6,008,688
4,200	Toro Co. (The)	258,426
58,700	Total System Services, Inc.	1,846,702
14,500	Tupperware Brands Corp.	1,062,270
10,700	United Natural Foods, Inc. *	687,903
375,300	UnitedHealth Group, Inc.	32,531,004
26,800	Urban Outfitters, Inc. *	1,066,372
2,900	Valmont Industries, Inc.	408,175
34,600	Varian Medical Systems, Inc. *	2,941,692
127,800	VF Corp.	8,194,536
21,800	Wabtec Corp.	1,817,248
450,700	Wal-Mart Stores, Inc.	34,027,850
24,700	Waters Corp. *	2,554,721
900	WD-40 Co.	61,830
29,800	WellPoint, Inc.	3,471,998
268,800	Wells Fargo & Co.	13,827,072
1,600	Whiting Petroleum Corp. *	148,256
12,300	WPX Energy, Inc. *	327,426
19,300	WW Grainger, Inc.	4,751,660
88,200	Xilinx, Inc.	3,726,450
45,700	Zimmer Holdings, Inc.	4,538,467

	Total United States	2,308,109,314

	TOTAL COMMON STOCKS (COST $3,890,632,275)	4,011,073,012

	PREFERRED STOCKS — 0.7%

	Germany — 0.7%
117,169	Porsche Automobil Holding SE	10,693,355
120,916	Volkswagen AG	27,252,651

	Total Germany	37,946,006

	TOTAL PREFERRED STOCKS (COST $43,469,669)	37,946,006

	RIGHTS/WARRANTS — 0.0%

	France — 0.0%
395,065	Peugeot SA Warrants, Expires 04/29/17 *	836,782

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value		Description	Value ($)
		Hong Kong — 0.0%
	26,833	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16 *	66,130

		TOTAL RIGHTS/WARRANTS (COST $557,846)	902,912

		SHORT-TERM INVESTMENTS — 23.3%

		Time Deposits — 0.8%
JPY	14,742,183	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.01%, due 09/02/14	141,690
AUD	153,850	BNP Paribas (Paris) Time Deposit, 1.87%, due 09/02/14	143,688
DKK	112	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, 09/02/14 (a)	20
EUR	9,189	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 09/02/14	12,073
SEK	68,373	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/02/14	9,783
USD	17,293,756	Citibank (New York) Time Deposit, 0.06%, due 09/02/14	17,293,756
NOK	1,063,095	DnB Nor Bank (Oslo) Time Deposit, 0.53%, due 09/02/14	171,524
USD	26,372,983	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 09/02/14	26,372,983

		Total Time Deposits	44,145,517

		U.S. Government — 22.5%
	290,000,000	U.S. Treasury Bill, 0.05%, due 06/25/15 (b)	289,874,720
	60,000,000	U.S. Treasury Bill, 0.02%, due 12/11/14 (b)	59,996,640
	100,000,000	U.S. Treasury Bill, 0.04%, due 02/05/15 (b)	99,983,700
	110,000,000	U.S. Treasury Bill, 0.05%, due 03/05/15 (b)	109,973,270
	75,000,000	U.S. Treasury Bill, 0.05%, due 04/02/15 (b)	74,979,000
	185,000,000	U.S. Treasury Bill, 0.05%, due 04/30/15 (b)	184,941,355
	330,000,000	U.S. Treasury Bill, 0.05%, due 05/28/15 (b)	329,883,180

Par Value	Description	Value ($)
	U.S. Government — continued
45,000,000	U.S. Treasury Bill, 0.02%, due 11/13/14 (b)	44,998,425

	Total U.S. Government	1,194,630,290

	TOTAL SHORT-TERM INVESTMENTS (COST $1,238,412,433)	1,238,775,807

	TOTAL INVESTMENTS — 99.5% (Cost $5,173,072,223)	5,288,697,737
	Other Assets and Liabilities (net) — 0.5%	24,444,678

	TOTAL NET ASSETS — 100.0%	$5,313,142,415

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/24/2014	GS	AUD	47,329,500	USD	43,915,954	$(126,564)
10/24/2014	MSCI	AUD	47,329,500	USD	43,916,011	(126,507)
10/14/2014	GS	CHF	39,499,000	USD	43,455,205	413,672
10/14/2014	MSCI	CHF	48,994,000	USD	53,941,928	553,819
09/09/2014	BOA	DKK	89,337,000	USD	16,324,537	564,941
10/28/2014	BBH	EUR	121,673,500	USD	162,511,994	2,582,998
10/28/2014	BCLY	EUR	121,673,500	USD	162,486,308	2,557,313
09/30/2014	JPM	GBP	139,340,000	USD	237,819,705	6,542,701
10/17/2014	BBH	HKD	209,921,000	USD	27,083,680	(4,106)
10/17/2014	JPM	HKD	47,565,000	USD	6,137,872	180
09/02/2014	BCLY	JPY	10,197,473,261	USD	100,226,443	2,216,223
10/31/2014	BCLY	JPY	7,826,149,400	USD	75,333,434	81,214
09/02/2014	DB	JPY	13,164,166,739	USD	129,120,384	2,596,604
10/31/2014	DB	JPY	7,709,341,200	USD	74,292,582	163,529
10/31/2014	GS	JPY	7,826,149,400	USD	75,325,458	73,238
09/09/2014	GS	NOK	58,579,000	USD	9,446,520	(2,896)
11/04/2014	BOA	NZD	1,760,100	USD	1,458,651	(4,526)
09/09/2014	BBH	SEK	198,116,000	USD	29,485,036	1,139,864
09/09/2014	BOA	SEK	26,770,000	USD	3,880,810	50,729
10/17/2014	BOA	SGD	20,580,000	USD	16,561,865	85,712
09/02/2014	BCLY	USD	75,302,121	JPY	7,826,149,400	(83,231)
09/02/2014	DB	USD	74,262,167	JPY	7,709,341,200	(165,947)
09/02/2014	GS	USD	75,294,876	JPY	7,826,149,400	(75,986)

						$19,032,974

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
207	Amsterdam IDX	September 2014	$22,496,729	$(1,060,634)
1,462	CAC 40	September 2014	84,180,854	(3,729,589)
243	DAX	September 2014	75,506,445	2,926,581
1,644	FTSE 100	September 2014	185,709,350	(2,081,839)
157	FTSE/MIB	September 2014	21,113,018	1,358,056
165	Hang Seng	September 2014	26,267,972	213,334
217	IBEX 35	September 2014	30,506,396	(1,121,192)
213	MSCI Singapore	September 2014	12,863,626	28,412
1,291	OMXS 30	September 2014	25,653,554	(570,312)
26,913	S&P 500 E-Mini Index	September 2014	2,693,183,910	(93,557,753)
539	SPI 200	September 2014	70,782,869	(3,055,642)
1,429	TOPIX	September 2014	175,494,692	(3,816,362)

			$3,423,759,415	$(104,466,940)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
87,064,127	USD	9/10/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus .14%	$(1,719,707)
44,743,456	USD	9/17/2014	BOA	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus .08%	(280,875)
149,198,208	USD	11/13/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus .025%	(2,196,738)
90,247,446	USD	12/19/2014	BOA	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus .15%	430,256
237,363,443	USD	2/13/2015	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus .17%	(4,462,617)
51,976,460	USD	2/17/2015	BOA	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus .18%	(324,640)

						$(8,554,321)

				Premiums to (Pay) Receive		$—

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Rounds to 0.0%.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

10	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	51.2%
Short-Term Investments	27.1
Futures Contracts	10.1
Debt Obligations	9.7
Preferred Stocks	2.0
Investment Funds	0.2
Loan Participations	0.1
Forward Currency Contracts	0.1
Options Purchased	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.2)
Other	(0.4)

100.0%

Country/Region Summary**	% of Investments
United States	53.2%
Emerging**	26.2
France	7.7
Germany	6.8
United Kingdom	6.5
Sweden	4.7
Spain	2.5
Italy	2.4
Norway	1.0
Finland	0.7
Netherlands	0.7
Israel	0.5
Hong Kong	0.4
Belgium	0.3
Denmark	0.3
Austria	0.2
Ireland	0.2
Portugal	0.2
Singapore	0.2
New Zealand	0.1
United Arab Emirates	0.0 ^
Australia	(0.3)
Switzerland	(2.0)
Canada	(5.2)
Japan	(7.3)

100.0%

(a)	GMO Implementation Fund is a 100% owned subsidiary of Benchmark-Free Allocation Fund. As such, the holdings of GMO Implementation Fund have been included with Benchmark-Free Allocation Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Congo, Costa Rica, Croatia, Dominican Republic, Ecuador, Greece, Hungary, Indonesia, Iraq, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, Philippines, Russia, Serbia, South Africa, Sri Lanka, Tunisia, Turkey, Ukraine, Uruguay, Venezuela, and Vietnam.

^	Rounds to 0.0%.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS (a) — 45.4%

	Australia — 0.2%
5,416,054	Arrium Ltd	3,984,806
453,823	Bank of Queensland Ltd	5,337,927
1,091	Bendigo and Adelaide Bank Ltd	12,697
1,088,084	BlueScope Steel Ltd *	5,610,370
1,888,586	Goodman Fielder Ltd	1,129,538
339,296	Investa Office Fund (REIT)	1,163,728
3,021,487	Mirvac Group (REIT)	5,184,230
726,016	Pacific Brands Ltd	359,091
1,620,502	Stockland (REIT)	6,439,012
1,489,535	TABCORP Holdings Ltd	4,995,262
1,026,597	Tatts Group Ltd	3,185,711

	Total Australia	37,402,372

	Austria — 0.1%
222,658	OMV AG	8,597,875
153,373	Voestalpine AG	6,584,083

	Total Austria	15,181,958

	Belgium — 0.1%
174,335	Ageas	5,851,429
244,152	Belgacom SA	8,703,418
170,515	Delhaize Group	11,875,510

	Total Belgium	26,430,357

	Brazil — 0.8%
205,700	Aes Tiete SA	1,553,892
120,000	Banco Bradesco SA	2,145,365
3,287,100	Banco do Brasil SA	51,380,670
454,500	Banco Santander Brasil SA	3,138,964
822,400	Banco Santander Brasil SA ADR	5,649,888
86,400	BR Malls Participacoes SA	898,159
686,900	Brasil Brokers Participacoes SA	1,110,823
685,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,466,400
150,200	Cia de Saneamento de Minas Gerais-COPASA	2,683,940
11,981	Cia de Transmissao de Energia Eletrica Paulista *	175,018
373,100	Companhia de Saneamento Basico do Estado de Sao Paulo	3,565,159
913,600	Companhia Siderurgica Nacional SA	4,007,841
533,000	Companhia Siderurgica Nacional SA Sponsored ADR	2,329,210
320,000	Cosan Ltd – Class A	4,640,000
195,400	Cosan SA Industria e Comercio	4,059,013
371,100	CPFL Energia SA	3,744,985
82,800	CPFL Energia SA ADR	1,667,592

Shares	Description	Value ($)
	Brazil — continued
379,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,404,408
492,267	Duratex SA	2,214,487
967,100	EDP-Energias Do Brasil SA	4,881,943
271,500	Equatorial Energia SA	3,189,837
99,200	Grendene SA	720,125
189,300	Grupo BTG Pactual	3,179,665
457,500	Klabin SA	2,323,777
565,800	Light SA	6,217,860
573,900	MRV Engenharia e Participacoes SA	2,338,159
63,300	Multiplus SA	927,514
84,900	Porto Seguro SA	1,258,424
184,157	Sul America SA	1,272,687
587,200	Tim Participacoes SA	3,292,097
333,900	Tractebel Energia SA	5,595,081
412,700	Transmissora Alianca de Energia Eletrica SA	4,303,068
124,100	Ultrapar Participacoes SA	3,198,271
125,300	Vale SA	1,629,991
990,300	Vale SA Sponsored ADR	12,933,318

	Total Brazil	161,097,631

	Canada — 0.2%
45,800	Canadian Tire Corp Ltd – Class A	4,731,220
40,700	Catamaran Corp *	1,917,784
218,500	First Quantum Minerals Ltd	4,905,348
84,600	Home Capital Group Inc	4,218,718
35,400	RONA Inc	465,250
284,400	Tim Hortons Inc	22,877,136

	Total Canada	39,115,456

	Chile — 0.0%
2,933,723	Enersis SA	996,624
121,900	Enersis SA Sponsored ADR	2,061,329
56,625	ENTEL Chile SA	655,748

	Total Chile	3,713,701

	Colombia — 0.0%
5,400	Ecopetrol SA Sponsored ADR	186,732

	Czech Republic — 0.1%
613,761	CEZ AS	17,808,136

	Denmark — 0.1%
7,003	AP Moeller – Maersk A/S	17,592,845
60,790	Carlsberg A/S	5,557,907
49,222	Jyske Bank A/S (Registered) *	2,694,676

	Total Denmark	25,845,428

12	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Egypt — 0.0%
1,137,330	Al Ezz Steel Rebars SAE *	2,717,051
204,018	Global Telecom Holding *	153,598
291,399	Global Telecom Holding GDR *	1,047,450
8,357,038	Orascom Telecom Media And Technology Holding SAE *	1,463,266
106,292	Sidi Kerir Petrochemicals Co	298,105
693,037	Telecom Egypt Co	1,393,097

	Total Egypt	7,072,567

	Finland — 0.3%
425,746	Fortum Oyj	10,695,480
74,429	Metso Oyj	2,923,996
64,598	Neste Oil Oyj	1,263,339
3,694,671	Nokia Oyj	31,029,442
454,719	UPM–Kymmene Oyj	6,844,437

	Total Finland	52,756,694

	France — 3.4%
2,053	Air France – KLM *	21,504
119,445	Alstom SA *	4,231,116
874,168	ArcelorMittal	12,705,763
286,841	AXA	7,117,601
167,399	BNP Paribas	11,311,663
311,112	Bouygues SA	11,434,202
163,914	Carrefour SA	5,688,517
118,889	CNP Assurances	2,347,221
519,296	Compagnie de Saint-Gobain	26,382,617
214,082	Compagnie Generale des Etablissements Michelin	23,683,141
544,617	Credit Agricole SA	8,082,363
250,110	Electricite de France	8,131,064
2,180,488	GDF Suez	53,745,733
53,004	Lafarge SA	4,064,523
3,556,118	Orange	53,828,922
718,920	Peugeot SA *	10,114,469
287,106	Renault SA	22,498,699
580,599	Sanofi	63,629,225
182,985	Schneider Electric SA	15,480,262
20,991	SCOR SE	642,756
251,514	Societe Generale	12,756,963
48,246	Technicolor *	370,634
2,663,532	Total SA	175,762,472
106,883	Vallourec SA	4,776,440
471,773	Veolia Environnement SA	8,666,954
532,261	Vinci SA	34,815,537
2,123,806	Vivendi SA	55,302,068

	Total France	637,592,429

Shares	Description	Value ($)
	Germany — 2.5%
168,493	Allianz SE (Registered)	28,774,129
124,019	Aurubis AG	6,100,165
914,741	BASF SE	94,303,756
492,438	Bayerische Motoren Werke AG	57,471,135
1,118,894	Daimler AG	91,788,000
272,501	Deutsche Bank AG (Registered)	9,343,001
303,613	Deutsche Lufthansa AG (Registered)	5,276,116
2,060,185	Deutsche Telekom AG (Registered)	30,876,314
52,163	Duerr AG	4,027,328
3,537,095	E.ON AG	64,375,330
131,942	Freenet AG	3,535,335
19,134	Fresenius Medical Care AG & Co	1,348,151
37,360	Hannover Rueck SE	3,107,593
272	HeidelbergCement AG	20,590
248,368	K+S AG (Registered)	7,727,841
253,146	Kloeckner & Co SE *	3,466,918
186,537	Metro AG *	6,570,576
68,009	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	13,654,441
994,406	RWE AG	38,994,119
78,694	Salzgitter AG	2,942,997
41,642	Volkswagen AG	9,356,094

	Total Germany	483,059,929

	Greece — 0.0%
13,685	Hellenic Telecommunications Organization SA *	196,450

	Hong Kong — 0.2%
200,098	Cheung Kong Holdings Ltd	3,642,497
3,666,308	Esprit Holdings Ltd	5,939,446
58,000	Hongkong Land Holdings Ltd	397,389
694,552	Link (REIT)	4,125,205
562,319	Sun Hung Kai Properties Ltd	8,536,693
73,500	Swire Pacific Ltd – Class A	988,897
337,000	Wharf Holdings Ltd (The)	2,639,195
1,050,500	Yue Yuen Industrial Holdings	3,248,713

	Total Hong Kong	29,518,035

	Hungary — 0.0%
876,350	Magyar Telekom Telecommunications Plc *	1,350,463
16,942	MOL Hungarian Oil and Gas Plc	835,012
282,196	OTP Bank Plc	4,880,590

	Total Hungary	7,066,065

See accompanying notes to the financial statements.	13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	India — 0.8%
201,245	Aban Offshore Ltd	2,352,952
18,173	ACC Ltd	448,076
1,347,093	Allahabad Bank	2,533,714
825,780	Andhra Bank	980,188
1,471,081	Ashok Leyland Ltd *	891,308
261,537	Aurobindo Pharma Ltd	3,532,260
303,114	Axis Bank Ltd (b)	1,984,627
14,805	Bajaj Auto Ltd	553,184
256,888	Bank of Baroda (b)	3,700,159
819,714	Bank of India	3,740,664
1,806,837	Bharat Heavy Electricals Ltd	7,120,394
67,498	Biocon Ltd	518,965
1,040,165	Cairn India Ltd	5,603,931
637,994	Canara Bank Ltd	3,988,522
784,501	Coal India Ltd	4,620,838
999,603	DLF Ltd	2,931,581
404,555	GAIL India Ltd	2,959,594
70,097	HCL Technologies Ltd	1,888,847
1,080,527	HDFC Bank Ltd (b)	15,069,542
38,275	Hero MotoCorp Ltd	1,647,421
1,321,033	Hindalco Industries Ltd	3,709,636
1,295,822	Housing Development & Infrastructure Ltd *	1,935,490
29,906	ICICI Bank Ltd	767,031
21,000	ICICI Bank Ltd Sponsored ADR	1,123,500
617,598	IDFC Ltd (b)	1,474,404
20,985	Infosys Ltd	1,246,733
77,250	Infosys Ltd Sponsored ADR	4,596,375
79,791	Jai Balaji Industries Ltd *	28,447
1,281,275	Jaiprakash Associates Ltd *	992,644
19,809	JSW Steel Ltd	405,912
883,234	Karnataka Bank Ltd	1,787,659
73,705	Kiri Industries Ltd *	161,379
138,466	LIC Housing Finance Ltd	692,962
137,908	Mahindra & Mahindra Ltd	3,203,382
2,178,950	NHPC Ltd	775,587
1,361,749	NMDC Ltd	3,817,985
2,045,873	NTPC Ltd	4,640,320
588,368	Oil & Natural Gas Corp Ltd	4,231,598
70,068	Oil India Ltd	709,890
571,941	Oriental Bank of Commerce	2,470,426
691,205	Power Finance Corp	2,859,717
467,696	Punjab National Bank Ltd (b)	7,320,085
83,148	Reliance Capital Ltd *	728,318
1,448,073	Reliance Communications Ltd *	2,780,259
92,267	Reliance Industries Ltd	1,523,829
202,814	Reliance Infrastructure Ltd *	2,340,421
303,268	Rural Electrification Corp Ltd	1,346,621
1,013,680	Sesa Sterlite Ltd	4,647,636

Shares	Description	Value ($)
	India — continued
189,229	State Bank of India	7,697,648
614,234	Syndicate Bank	1,214,311
305,469	Tata Global Beverages Ltd	761,753
651,149	Tata Motors Ltd	5,640,905
54,778	Tata Motors Ltd – Class A	342,534
53,000	Tata Motors Ltd Sponsored ADR	2,554,070
1,083,653	Tata Power Co Ltd	1,547,883
329,077	Tata Steel Ltd	2,792,171
136,559	Tech Mahindra Ltd	5,308,967
176,037	UCO Bank	258,957
81,806	United Phosphorus Ltd	427,341
86,163	Wipro Ltd	803,289
21,281	Yes Bank Ltd	200,459

	Total India	158,935,301

	Indonesia — 0.1%
5,831,600	Adaro Energy Tbk PT	656,561
12,913,900	Astra International Tbk PT	8,361,338
2,451,400	Bank Tabungan Negara Persero Tbk PT	233,637
1,397,400	Gajah Tunggal Tbk PT	211,474
5,157,100	Global Mediacom Tbk PT	853,053
5,683,100	Harum Energy Tbk PT	1,044,802
666,700	Indo Tambangraya Megah Tbk PT	1,605,986
577,800	Indosat Tbk PT *	189,233
1,176,100	Media Nusantara Citra Tbk PT	282,026
31,229,500	MNC Investama Tbk PT	1,006,469
4,022,500	Perusahaan Gas Negara Persero Tbk PT	1,994,556
2,682,400	Ramayana Lestari Sentosa Tbk PT	228,144
623,000	Tambang Batubara Bukit Asam Persero Tbk PT	711,876
33,352,400	Telekomunikasi Indonesia Persero Tbk PT	7,623,353
35,100	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,616,706
1,589,600	XL Axiata Tbk PT	808,806

	Total Indonesia	27,428,020

	Ireland — 0.1%
376,217	CRH Plc	8,670,930
189,454	Smurfit Kappa Group Plc	4,299,819

	Total Ireland	12,970,749

	Israel — 0.2%
449,486	Bank Hapoalim BM	2,547,211
1,519,587	Bank Leumi Le-Israel *	5,933,389

14	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Israel — continued
297,100	Check Point Software Technologies Ltd *	21,100,042
2,355,650	Israel Discount Bank Ltd – Class A *	3,958,694
212,984	Partner Communications Co Ltd*	1,535,900

	Total Israel	35,075,236

	Italy — 1.1%
5,760,898	A2A SPA	6,321,997
10,981,200	Enel SPA	58,163,780
2,690,962	ENI SPA	67,196,054
127,397	Exor SPA	5,073,727
1,100,233	Fiat SPA *	10,760,322
711,027	Finmeccanica SPA *	6,667,533
70,798	Italcementi SPA-Di RISP	512,217
1,489,840	Mediaset SPA *	6,162,208
472,933	Mediolanum SPA	3,522,094
67,726	Recordati SPA	1,103,415
108,647	Saipem SPA *	2,579,950
22,245,421	Telecom Italia SPA *	25,661,837
10,092,272	Telecom Italia SPA-Di RISP	9,293,724

	Total Italy	203,018,858

	Japan — 3.4%
16,679	Adastria Holdings Co Ltd	334,124
530,800	Aeon Co Ltd	5,739,781
55,700	Aisin Seiki Co Ltd	2,061,583
57,400	Alfresa Holdings Corp	3,409,696
10,000	Aoyama Trading Co Ltd	247,522
550,000	Asahi Glass Co Ltd	2,980,283
380,000	Asahi Kasei Corp	3,049,285
15,600	Asatsu-DK Inc	411,665
79,500	Brother Industries Ltd	1,543,019
382,000	Calsonic Kansei Corp	2,205,347
524,500	Canon Inc	17,116,307
45,900	Central Japan Railway Co	6,435,774
255,600	Chubu Electric Power Co Inc *	2,953,328
1,994,935	Cosmo Oil Co Ltd	3,741,671
70,900	Daihatsu Motor Co Ltd	1,217,401
578,000	Daikyo Inc	1,107,592
84,200	Daito Trust Construction Co Ltd	10,423,035
131,000	Denki Kagaku Kogyo KK	443,867
6,463	DIC Corp	14,744
24,500	Electric Power Development Co Ltd	802,629
134,700	FujiFilm Holdings Corp	4,067,158
86,100	Fuji Oil Co Ltd	1,415,310
195,000	Gunze Ltd	551,270
205,400	Hakuhodo DY Holdings Inc	2,125,534

Shares	Description	Value ($)
	Japan — continued
319,000	Hanwa Co Ltd	1,258,592
559,307	Haseko Corp	4,634,098
36,400	Hitachi Chemical Co Ltd	677,675
725,000	Honda Motor Co Ltd	24,611,014
131,100	Idemitsu Kosan Co Ltd	2,877,431
796,500	Inpex Corp	11,419,553
211,300	IT Holdings Corp	3,896,218
1,506,400	Itochu Corp	19,168,873
1,577,900	Japan Tobacco Inc	54,064,464
352,300	JFE Holdings Inc	7,132,197
34,800	JSR Corp	605,027
1,937,100	JX Holdings Inc	9,967,898
189,842	K’s Holdings Corp	5,303,605
53,000	Kaneka Corp	313,706
3,266,000	Kawasaki Kisen Kaisha Ltd	7,861,064
118,600	KDDI Corp	6,853,328
3,808,000	Kobe Steel Ltd	6,194,732
45,986	Kohnan Shoji Co Ltd	482,870
87,000	Kuraray Co Ltd	1,083,910
299,100	Kyocera Corp	14,009,235
480,900	Leopalace21 Corp *	2,767,376
1,810,600	Marubeni Corp	13,074,782
253,604	Medipal Holdings Corp	3,284,059
1,693,600	Mitsubishi Chemical Holdings Corp	8,454,127
1,240,800	Mitsubishi Corp	25,672,881
291,100	Mitsubishi UFJ Lease & Finance Co Ltd	1,555,956
1,903,000	Mitsui Chemicals Inc	5,621,234
2,250,667	Mitsui Engineering & Shipbuilding Co Ltd	4,917,165
1,469,900	Mitsui & Co Ltd	23,980,316
781,012	Mitsui Mining & Smelting Co Ltd	2,406,237
1,628,134	Mitsui OSK Lines Ltd	5,966,099
230,100	Net One Systems Co Ltd	1,434,168
141,000	Nichirei Corp	664,322
1,249,700	Nippon Light Metal Co Ltd	1,997,157
2,932	Nippon Paper Industries Co Ltd	47,328
177,000	Nippon Electric Glass Co Ltd	890,591
488,800	Nippon Telegraph & Telephone Corp	32,832,834
2,061,000	Nippon Yusen Kabushiki Kaisha	6,066,983
351,141	Nipro Corp	3,099,753
4,757,900	Nissan Motor Co Ltd	45,702,116
263,000	Nisshinbo Holdings Inc	2,454,864
26,400	Nisshin Seifun Group Inc	304,497
10,800	NOK Corp	233,402
296,286	North Pacific Bank Ltd	1,201,964
1,166,129	NTT Docomo Inc	20,194,026
30,700	Okinawa Electric Power Co	999,250

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,138	ORIX JREIT Inc (REIT)	1,522,780
508,000	Osaka Gas Co Ltd	2,089,299
26,000	Rengo Co Ltd	122,214
1,171,800	Resona Holdings Inc	6,360,251
291,900	Ricoh Co Ltd	3,168,433
170,000	Round One Corp	1,106,429
11,200	Ryohin Keikaku Co Ltd	1,258,277
900	Sega Sammy Holdings Inc	17,183
18,000	Seino Holdings Co Ltd	168,898
133,100	Sekisui House Ltd	1,673,644
28,100	Shimamura Co Ltd	2,533,252
656,000	Showa Denko KK	946,607
561,800	Showa Shell Sekiyu KK	6,032,477
4,725,300	Sojitz Corp	7,822,772
138,000	Sumitomo Chemical Co Ltd	495,427
1,297,100	Sumitomo Corp	16,757,557
1,600	Sumitomo Electric Industries Ltd	23,456
9,000	Sumitomo Forestry Co Ltd	100,566
197,000	Sumitomo Heavy Industries Ltd	1,018,267
418,000	Sumitomo Metal Mining Co Ltd	6,347,490
1,266,500	Sumitomo Mitsui Construction Co Ltd *	1,547,776
72,600	Sumitomo Rubber Industries	1,038,315
54,452	Suzuken Co Ltd	1,814,102
253,995	Takeda Pharmaceutical Co Ltd	11,603,450
12,200	TDK Corp	608,275
108,000	Tokuyama Corp	357,744
1,320,800	Tokyo Electric Power Co Inc (The) *	4,768,901
969,754	Tokyo Electron Ltd	67,953,869
249,000	TonenGeneral Sekiyu KK	2,271,263
1,373,000	Tosoh Corp	5,685,482
346,400	Toyota Tsusho Corp	9,151,052
514,000	Ube Industries Ltd	870,309
505,700	UNY Co Ltd	2,843,136
45,500	West Japan Railway Co	2,152,747
2,146,967	Yamada Denki Co Ltd	6,897,516
52,000	Yokohama Rubber Co Ltd (The)	462,438

	Total Japan	652,228,556

	Malaysia — 0.0%
148,013	Hong Leong Bank Berhad	676,109

	Mexico — 0.2%
1,165,600	America Movil SAB de CV ADR	28,568,856
1,704,300	America Movil SAB de CV – Class L	2,094,412

	Total Mexico	30,663,268

Shares	Description	Value ($)
	Netherlands — 0.4%
1,122,340	Aegon NV	8,875,050
85,782	Corbion NV	1,437,208
44,454	Delta Lloyd NV	1,071,156
28,325	Fugro NV	1,027,187
22,204	Heineken NV	1,690,481
1,099,026	ING Groep NV *	15,125,728
890,956	Koninklijke Ahold NV	15,221,729
584,565	Koninklijke BAM Groep NV	1,385,017
27,728	Koninklijke DSM NV	1,852,550
4,823,000	Koninklijke KPN NV *	16,099,404
85,275	SNS REAAL NV * (c)	—
430,100	VimpelCom Ltd Sponsored ADR	3,664,452
60,000	Ziggo NV	2,855,477

	Total Netherlands	70,305,439

	New Zealand — 0.1%
488,199	Chorus Ltd	717,062
467,016	Fletcher Building Ltd	3,596,139
2,439,271	Spark New Zealand Ltd	5,987,546

	Total New Zealand	10,300,747

	Norway — 0.4%
45,777	Aker Solutions ASA	696,222
281,184	DNB ASA	5,262,171
10,286	Fred Olsen Energy ASA	241,686
377,838	Golden Ocean Group Ltd	622,618
142,722	Petroleum Geo-Services ASA	1,075,730
1,397,848	Statoil ASA	39,321,154
115,372	Storebrand ASA *	642,961
62,291	Subsea 7 SA	1,038,395
297,076	Telenor ASA	6,824,174
95,904	TGS Nopec Geophysical Co ASA	2,709,702
227,611	Yara International ASA	11,411,969

	Total Norway	69,846,782

	Peru — 0.1%
319,055	Companhia de Minas Buenaventura SA ADR	4,645,441
228,900	Southern Copper Corp.	7,510,209

	Total Peru	12,155,650

	Philippines — 0.0%
26,480	GT Capital Holdings Inc	571,168
4,600	Philippine Long Distance Telephone Co Sponsored ADR	348,864
905,900	Puregold Price Club Inc	752,265

	Total Philippines	1,672,297

16	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Poland — 0.2%
16,336	Asseco Poland SA	215,786
255,069	Boryszew SA *	494,178
58,486	Energa SA	381,015
105,647	Jastrzebska Spolka Weglowa SA *	1,105,845
685,248	KGHM Polska Miedz SA	28,242,266
76,064	Orange Polska SA	255,363
1,152,628	PGE SA	7,850,183
108,240	Polski Koncern Naftowy Orlen SA	1,336,030
22,770	Powszechna Kasa Oszczednosci Bank Polski SA	272,272
1,183	Powszechny Zaklad Ubezpieczen SA	173,464
635,099	Synthos SA	914,067
156,914	Tauron Polska Energia SA	245,077

	Total Poland	41,485,546

	Portugal — 0.1%
2,599,312	EDP-Energias de Portugal SA	12,594,387

	Qatar — 0.0%
7,913	Industries Qatar QSC	421,544

	Russia — 1.2%
508,368	Aeroflot-Russian Airlines *	645,595
85,704	Bashneft OAO – Class S	4,501,285
177,300	CTC Media, Inc.	1,609,884
23,712	Eurasia Drilling Co Ltd GDR	686,005
85,518	Gazprom Neft JSC Sponsored ADR	1,649,163
7,469,409	Gazprom OAO Sponsored ADR	53,415,775
91,044	Globaltrans Investment Plc Sponsored GDR	833,736
1,390,284	Lukoil OAO Sponsored ADR	77,411,447
62,718	MegaFon OAO GDR	1,775,070
387,800	Mobile Telesystems Sponsored ADR	7,154,910
164,490	Moscow Exchange	276,715
44,528	NovaTek OAO GDR	4,481,313
3,088,646	Rosneft OJSC GDR (Registered)	18,857,688
10,335	Rostelecom OJSC Sponsored ADR	165,097
3,993,457	Sberbank Sponsored ADR	32,611,636
134,523	Sistema JSFC Sponsored GDR (Registered)	3,058,623
2,229,358	Surgutneftegas Sponsored ADR	15,435,950
188,343	Tatneft Sponsored ADR	6,995,603
31,484	TCS Group Holding Plc (Registered) GDR *	166,749

	Total Russia	231,732,244

Shares	Description	Value ($)
	Singapore — 0.1%
2,948,085	Ezra Holdings Ltd	2,642,308
15,782,000	Golden Agri-Resources Ltd	6,442,741
5,936,000	Noble Group Ltd	6,453,124
330,000	Singapore Technologies Engineering Ltd	966,479
1,003,000	Swiber Holdings Ltd	393,657
4,599,644	Yangzijiang Shipbuilding Holdings Ltd	4,288,678

	Total Singapore	21,186,987

	South Africa — 0.3%
2,691,606	African Bank Investments Ltd (c)	252
14,111	Barclays Africa Group Ltd	220,404
25,560	Bidvest Group Ltd	674,720
361,500	Capital Property Fund (REIT)	405,009
182,531	Kumba Iron Ore Ltd	5,471,764
823,854	MTN Group Ltd	18,635,921
124,627	Naspers Ltd-N Shares	15,896,423
89,471	Sasol Ltd	5,199,855
1,647	Sasol Ltd Sponsored ADR	96,481
328,134	Vodacom Group Ltd	3,957,425
101,392	Wilson Bayly Holmes-Ovcon Ltd	1,318,457

	Total South Africa	51,876,711

	South Korea — 1.6%
188,082	BS Financial Group Inc	3,117,589
46,344	Capro Corp *	176,857
42,403	CJ E & M Corp *	1,982,341
653	CJ O Shopping Co Ltd	231,846
16,758	Daelim Industrial Co Ltd	1,445,744
67,444	Daou Technology Inc	825,801
53,197	DGB Financial Group Inc	929,124
59,189	Dongbu Insurance Co Ltd	3,573,748
31,082	GS Engineering & Construction Corp *	1,130,695
60,898	GS Holdings	2,586,368
272,026	Hana Financial Group Inc	11,424,582
10,262	Hankook Tire Co Ltd	532,649
73,370	Hankook Tire WorldwideCo Ltd	1,581,833
26,594	Hanwha Corp	793,791
11,011	Hyundai Engineering & Construction	694,478
85,833	Hyundai Marine & Fire Insurance Co Ltd	2,637,287
56,585	Hyundai Mobis	16,414,756
73,709	Hyundai Motor Co	16,944,180
162,810	Iljin Holdings Co Ltd	1,055,517
382,148	Industrial Bank of Korea	6,638,073
48,160	Jahwa Electronics Co Ltd	653,534
205,400	KB Financial Group Inc	8,386,181

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
29,313	Kginicis Co Ltd	328,363
361,663	Kia Motors Corp	21,840,041
9,605	Kolon Industries Inc	569,858
9,943	Korea Zinc Co Ltd	4,125,220
385,240	KT Corp	13,311,751
21,700	KT Corp Sponsored ADR	371,070
11,386	Kwangju Bank *	127,528
12,554	Kyongnam Bank *	168,484
61,890	LF Corp	1,861,956
3,113	LG Chem Ltd	828,114
30,907	LG International Corp	850,947
65,076	LIG Insurance Co Ltd	1,941,574
5,004	Lotte Chemical Corp	807,695
4,026	Lotte Shopping Co Ltd	1,318,643
20,106	Lumens Co Ltd *	163,997
95,203	Meritz Fire & Marine Insurance Co Ltd	1,287,011
7,123	Mirae Asset Securities Co Ltd	340,816
17,543	Neowiz Games Corp *	349,721
6,328	NHN Entertainment Corp *	451,904
48,795	Partron Co Ltd	456,791
47,338	S-Oil Corp	2,187,317
18,740	Samsung Card Co	901,264
76,277	Samsung Electronics Co Ltd	92,874,180
2,634	Samsung Electronics Co Ltd GDR (Registered)	1,604,865
7,209	Samsung Electro-Mechanics Co Ltd	390,597
72,768	Samsung Engineering Co Ltd *	4,589,103
83,635	Samsung Heavy Industries Co Ltd	2,250,218
23,555	Samsung SDI Co Ltd	3,522,956
10,000	Seah Besteel Corp	353,025
22,767	SFA Engineering Corp	988,699
207,030	Shinhan Financial Group Co Ltd	10,725,112
28,715	Silicon Works Co Ltd	647,548
3,521	SK Gas Co Ltd	392,662
11,244	SK Holdings Co Ltd	1,781,019
121,835	SK Innovation Co Ltd	11,314,619
58,660	SK Telecom Co Ltd	15,851,582
78,600	SK Telecom Co Ltd ADR	2,351,712
90,248	Sungwoo Hitech Co Ltd	1,518,742
581,559	Woori Finance Holdings Co Ltd *	7,893,621

	Total South Korea	297,397,299

	Spain — 1.1%
29,083	Acciona SA *	2,327,845
138,678	ACS Actividades de Construccion y Servicios SA	5,841,365
167,895	Enagas	5,599,966

Shares	Description	Value ($)
	Spain — continued
523,168	Gas Natural SDG SA	16,040,993
6,979,348	Iberdrola SA	51,280,468
406,816	Indra Sistemas SA	6,117,995
319,112	Mapfre SA	1,196,817
943,153	Repsol YPF SA	23,423,447
5,942,359	Telefonica SA	94,274,234

	Total Spain	206,103,130

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd *	52,356

	Sweden — 0.3%
846,232	Ericsson LM – Class B	10,545,346
23,805	Industrivarden AB – Class C	429,532
108,187	Investor AB	4,017,771
187,216	Sandvik AB	2,337,153
157,847	Skanska AB – Class B	3,266,565
268,405	Tele2 AB – B Shares	3,343,229
2,987,830	TeliaSonera AB	21,822,626
138,959	Volvo AB – Class B	1,661,397

	Total Sweden	47,423,619

	Switzerland — 0.3%
81,771	ABB Ltd (Registered)	1,859,834
158,811	Holcim Ltd (Registered)	12,640,020
135,231	Novartis AG (Registered)	12,150,019
11,816	Swiss Life Holding AG (Registered) *	2,980,914
3,542	Swisscom AG (Registered)	2,057,716
150,275	Transocean Ltd	5,788,862
47,095	Zurich Insurance Group AG	14,218,079

	Total Switzerland	51,695,444

	Taiwan — 1.1%
3,360,000	Acer Inc *	2,781,379
187,000	Advantech Co Ltd	1,756,475
280,000	ALI Corp	267,242
191,000	Asia Plastic Recycling Holding Ltd	293,434
1,837,000	Asustek Computer Inc	19,223,569
1,007,000	Career Technology MFG Co Ltd	1,552,852
60,000	Casetek Holdings Ltd	363,653
927,000	Catcher Technology Co Ltd *	9,403,079
1,609,000	China Man-Made Fiber Corp *	510,152
3,007,000	China Petrochemical Development Corp *	1,072,365
1,655,000	Chipbond Technology Corp	2,896,875
668,837	Chong Hong Construction Co Ltd *	1,822,147
2,443,470	Chunghwa Telecom Co Ltd	7,612,262

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
500	Chunghwa Telecom Co Ltd ADR	15,610
10,261,000	Compal Electronics Inc	9,120,376
1,395,000	Coretronic Corp	2,317,183
203,000	Delta Electronics Inc	1,427,321
205,000	Dynapack International Technology Corp	606,192
5,184,371	E.Sun Financial Holding Co Ltd	3,410,684
495,000	Elan Microelectronics Corp	849,654
218,000	Elitegroup Computer Systems Co Ltd	157,836
869,000	Far EasTone Telecommunications Co Ltd	1,850,882
127,000	Faraday Technology Corp	151,710
452,151	Flexium Interconnect Inc	1,282,309
1,695,750	Foxconn Technology Co Ltd	4,257,131
230,000	Fubon Financial Holding Co Ltd	375,641
1,351,500	Highwealth Construction Corp	2,393,758
9,633,120	Hon Hai Precision Industry Co Ltd	32,950,107
1,526,000	HTC Corp *	7,025,882
211,000	Huaku Development Co Ltd	507,875
267,540	ILI Technology Corp	667,182
243,000	Kinsus Interconnect Technology Corp	1,028,061
2,569,628	Lite-On Technology Corp	4,261,668
306,222	Makalot Industrial Co Ltd	1,512,097
56,022	MediaTek Inc	936,283
582,000	Novatek Microelectronics Corp Ltd	2,988,131
2,761,000	Pegatron Corp	5,854,573
384,000	Phison Electronics Corp	2,780,153
887,000	Pou Chen Corp	1,026,907
2,287,808	Powertech Technology Inc	4,336,382
3,085,000	Quanta Computer Inc	8,712,479
1,751,020	Radiant Opto-Electronics Corp	7,563,445
886,330	Realtek Semiconductor Corp	3,231,011
78,332	Silicon Motion Technology Corp ADR	2,111,831
602,000	Simplo Technology Co Ltd	3,381,452
78,000	Soft-World International Corp	258,371
1,293,000	Synnex Technology International Corp	1,973,371
2,369,175	Taishin Financial Holding Co Ltd	1,204,596
229,000	Taiwan Cement Corp	364,273
677,000	Taiwan Mobile Co Ltd	2,157,504
701,044	Taiwan PCB Techvest Co Ltd	1,145,308
290,000	Taiwan Semiconductor Manufacturing Co Ltd	1,211,990
568,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	11,898,108

Shares	Description	Value ($)
	Taiwan — continued
1,756,085	TPK Holding Co Ltd	11,936,021
1,349,000	Tripod Technology Corp	2,742,073
2,490,000	Unimicron Technology Corp	2,103,972
6,252,909	Wistron Corp	7,326,808
200,260	Wistron NeWeb Corp	523,007
1,495,000	WPG Holdings Co Ltd	1,948,325
522,000	Yungtay Engineering Co Ltd	1,293,403

	Total Taiwan	216,734,420

	Thailand — 0.3%
1,566,400	Bangchak Petroleum Pcl (Foreign Registered)	1,680,818
8,162,500	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,984,673
8,339,300	Banpu Pcl (Foreign Registered)	8,434,282
461,450	Electricity Generating Pcl (Foreign Registered)	2,464,362
553,100	Glow Energy Pcl (Foreign Registered)	1,517,909
1,506,500	PTT Exploration & Production Pcl (Foreign Registered)	7,758,140
377,700	PTT Global Chemical Pcl (Foreign Registered)	733,437
1,695,900	PTT Pcl (Foreign Registered)	17,053,076
1,157,900	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (b)	2,112,745
21,374,300	Sansiri Pcl (Foreign Registered)	1,393,372
2,919,900	Thai Oil Pcl (Foreign Registered)	4,732,624
1,322,000	Thanachart Capital Pcl (Foreign Registered)	1,448,837
3,505,400	TTW Pcl (Foreign Registered)	1,372,817

	Total Thailand	55,687,092

	Turkey — 0.6%
2,454,414	Akbank TAS	9,356,973
4,201,341	Asya Katilim Bankasi AS *	2,410,207
69,065	Dogus Gayrimenkul Yatirim Ortakligi AS (REIT) *	140,559
94,773	Dogus Otomotiv Servis ve Ticaret AS	383,950
1,704,586	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,640,050
4,077,952	Emlak Konut Gayrimenkul Yatirim (REIT)	5,123,526
802,283	Eregli Demir ve Celik Fabrikalari TAS	1,559,729
995,371	Gubre Fabrikalari TAS	2,003,905
577,724	Haci Omer Sabanci Holding AS	2,674,377
1,753,020	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	1,806,122

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
412,706	KOC Holding AS	2,108,222
398,956	Koza Altin Isletmeleri AS	4,284,335
1,673,369	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,747,987
243,563	Park Elektrik Madencilik Tekstil Sanayi ve Ticaret AS	427,278
1,390,669	Tekfen Holding AS *	3,494,679
92,018	Tupras-Turkiye Petrol Rafineriler AS	2,160,540
185,322	Turk Hava Yollari Anonim Ortakligi *	587,522
1,586,279	Turk Telekomunikasyon AS	4,593,970
1,554,940	Turkcell Iletisim Hizmetleri AS *	9,123,408
11,300	Turkcell Iletisim Hizmetleri AS ADR *	166,788
2,082,805	Turkiye Garanti Bankasi AS	8,157,318
7,955,484	Turkiye IS Bankasi – Class C	20,543,544
630,810	Turkiye Sise ve Cam Fabrikalari AS	851,947
4,877,877	Turkiye Vakiflar Bankasi TAO –Class D	11,237,949
1,897,359	Turkiye Halk Bankasi AS	13,917,568
3,866,446	Yapi ve Kredi Bankasi AS	8,607,151

	Total Turkey	119,109,604

	United Arab Emirates — 0.0%
3,143,953	Dana Gas PJSC *	600,024
3,154,771	Eshraq Properties Co PJSC *	1,169,197

	Total United Arab Emirates	1,769,221

	United Kingdom — 3.9%
289,447	Amlin Plc	2,163,716
1,188,489	AstraZeneca Plc	90,691,709
925,658	Aviva Plc	8,011,423
1,320,148	BAE Systems Plc	9,769,152
1,418,758	Balfour Beatty Plc	5,712,167
379,830	BG Group Plc	7,571,373
13,377,164	BP Plc	106,710,440
144,859	Bunzl Plc	3,960,004
99,244	Cairn Energy Plc *	296,109
162,020	Cape Plc	836,074
108,130	Carillion Plc	604,708
267,860	Catlin Group Ltd	2,287,019
2,337,306	Centrica Plc	12,406,714
719,559	Cobham Plc	3,551,371
1,255,225	Debenhams Plc	1,384,845
788,235	Dixons Carphone Plc	4,519,400
446,800	Drax Group Plc	4,655,100
175,443	Evraz Plc	328,957
2,362,428	FirstGroup Plc *	4,992,810

Shares	Description	Value ($)
	United Kingdom — continued
177,127	Friends Life Group Ltd	903,042
1,691,050	Glencore Plc	10,182,586
13,916	Halfords Group Plc	110,239
1,168,559	Home Retail Group Plc	3,557,436
701,872	Imperial Tobacco Group Plc	30,633,170
387,666	Inchcape Plc	4,349,409
381,909	Intermediate Capital Group Plc	2,590,118
35,898	JD Wetherspoon Plc	444,011
456,288	J Sainsbury Plc	2,203,121
262,101	Kingfisher Plc	1,323,155
33,612	Lancashire Holdings Ltd	349,593
4,349,490	Man Group Plc	8,556,730
689,252	Marks & Spencer Group Plc	4,923,285
78,455	Micro Focus International Plc	1,136,041
70,826	Mitie Group Plc	371,824
95,772	National Express Group Plc	408,211
36,974	Next Plc	4,356,732
174,836	Pearson Plc	3,226,216
88,624	Premier Oil Plc	512,121
2,267,993	Royal Dutch Shell Plc A Shares (London)	91,789,390
1,441,323	Royal Dutch Shell Plc B Shares (London)	60,880,067
344,443	RSA Insurance Group Plc	2,620,094
392,031	Scottish & Southern Energy Plc	9,887,540
654,800	Shire Plc ADR	160,000,380
334,180	Spirit Pub Co Plc	417,289
518,527	Standard Life Assurance Plc	3,312,837
5,339,092	Tesco Plc	20,408,343
2,566,177	Thomas Cook Group Plc *	5,323,796
931,004	TUI Travel Plc	5,759,855
7,171,867	Vodafone Group Plc	24,648,848
2,083,917	WM Morrison Supermarkets Plc	6,146,994

	Total United Kingdom	741,785,564

	United States — 19.4%
345,300	3M Co.	49,723,200
730,400	Abbott Laboratories	30,852,096
331,690	Accenture Plc – Class A	26,886,791
28,400	Akamai Technologies, Inc. *	1,715,928
63,100	Allergan, Inc.	10,328,208
826,585	Amazon.com, Inc. *	280,245,378
68,600	Ametek, Inc.	3,631,684
205,200	Amgen, Inc.	28,600,776
41,700	Amphenol Corp. – Class A	4,295,517
127,200	Analog Devices, Inc.	6,502,464
18,300	Ansys, Inc. *	1,487,790
38,900	Apache Corp.	3,961,187
42,000	Apollo Education Group, Inc. *	1,166,340

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
599,500	Apple, Inc.	61,448,750
10,500	Applied Industrial Technologies, Inc.	511,455
11,200	AptarGroup, Inc.	718,480
316,200	Bally Technologies, Inc. *	25,071,498
299,200	Baxter International, Inc.	22,434,016
109,800	Becton, Dickinson and Co.	12,865,266
411,200	Bed Bath & Beyond, Inc. *	26,423,712
56,800	Biogen Idec, Inc. *	19,484,672
24,200	Brown-Forman Corp. – Class B	2,242,372
156,400	CA, Inc.	4,416,736
63,700	Cerner Corp. *	3,672,942
798,000	Chevron Corp.	103,301,100
66,300	Church & Dwight Co., Inc.	4,524,312
79,400	CH Robinson Worldwide, Inc.	5,419,844
2,915,900	Cisco Systems, Inc.	72,868,341
102,600	Citrix Systems, Inc. *	7,208,676
11,600	Clarcor, Inc.	733,236
177,000	Coach, Inc.	6,518,910
2,070,500	Coca-Cola Co. (The)	86,381,260
300,100	Cognizant Technology Solutions Corp. – Class A *	13,723,573
473,200	Colgate-Palmolive Co.	30,630,236
293,700	ConocoPhillips	23,854,314
159,600	Costco Wholesale Corp.	19,324,368
3,145,578	Covidien Plc	273,130,538
37,700	CR Bard, Inc.	5,596,188
309,500	Danaher Corp.	23,710,795
71,600	Denbury Resources, Inc.	1,232,952
16,100	Devon Energy Corp.	1,214,262
1,347,000	DIRECTV *	116,448,150
29,800	Donaldson Co., Inc.	1,247,428
59,000	Dover Corp.	5,184,330
663,500	eBay, Inc. *	36,824,250
23,300	Edwards Lifesciences Corp. *	2,312,758
224,100	Eli Lilly & Co.	14,243,796
1,268,200	EMC Corp.	37,449,946
419,700	Emerson Electric Co.	26,869,194
27,200	Equifax, Inc.	2,142,272
25,400	Estee Lauder Cos., Inc. (The) – Class A	1,951,482
70,300	Expeditors International of Washington, Inc.	2,903,390
1,978,992	Express Scripts Holding Co. *	146,306,879
510,400	Exxon Mobil Corp.	50,764,384
37,100	F5 Networks, Inc. *	4,607,449
8,500	FactSet Research Systems, Inc.	1,082,900
48,300	Fastenal Co.	2,187,024
10,800	Fossil Group, Inc. *	1,093,932
118,200	General Mills, Inc.	6,309,516

Shares	Description	Value ($)
	United States — continued
46,900	Gentex Corp.	1,385,895
76,100	Genuine Parts Co.	6,677,014
18,900	Global Payments, Inc.	1,374,408
137,300	Google, Inc. – Class A *	79,958,028
56,300	Google, Inc. – Class C *	32,181,080
12,900	Grand Canyon Education, Inc. *	557,796
35,100	Hasbro, Inc.	1,848,191
12,400	Heartland Express, Inc.	290,780
36,200	Henry Schein, Inc. *	4,332,778
99,100	Herbalife Ltd.	5,052,118
15,600	Hershey Co. (The)	1,426,152
16,300	Hess Corp.	1,647,930
312,600	Hewlett-Packard Co.	11,878,800
41,700	Hormel Foods Corp.	2,113,356
15,900	Hubbell, Inc. – Class B	1,922,310
2,928,706	Hudson City Bancorp, Inc.	28,906,328
90,100	Humana, Inc.	11,599,474
207,300	Illinois Tool Works, Inc.	18,285,933
533,300	International Business Machines Corp.	102,553,590
4,431,000	International Game Technology	74,706,660
117,700	Intuit, Inc.	9,790,286
8,000	Intuitive Surgical, Inc. *	3,760,080
4,200	J&J Snack Foods Corp.	397,782
25,000	Jack Henry & Associates, Inc.	1,445,250
978,500	Johnson & Johnson	101,499,805
1,530,900	JPMorgan Chase & Co.	91,012,005
28,700	Laboratory Corp. of America Holdings *	3,077,501
5,600	Lancaster Colony Corp.	495,096
14,400	Landstar System, Inc.	977,256
94,900	Linear Technology Corp.	4,280,939
1,067,300	Lorillard, Inc.	63,717,810
104,891	Magnachip Semiconductor Corp. *	1,293,306
106,800	Marathon Oil Corp.	4,452,492
14,500	Masimo Corp. *	325,380
91,700	Mastercard, Inc. – Class A	6,951,777
184,400	Mattel, Inc.	6,359,956
34,800	McCormick & Co., Inc. (Non Voting)	2,425,212
389,100	McDonald’s Corp.	36,466,452
19,300	Mednax, Inc. *	1,104,925
145,281	Medtronic, Inc.	9,276,192
7,900	Mettler-Toledo International, Inc. *	2,136,792
24,100	Micros Systems, Inc. *	1,638,077
2,858,500	Microsoft Corp.	129,861,655
266,100	Monsanto Co.	30,774,465
17,200	Monster Beverage Corp. *	1,520,652

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
12,000	MSC Industrial Direct Co., Inc. – Class A	1,081,680
27,800	Murphy Oil Corp.	1,736,666
96,100	NetApp, Inc.	4,051,576
20,100	NeuStar, Inc. – Class A *	592,749
15,700	Newfield Exploration Co. *	703,674
339,700	Nike, Inc. – Class B	26,683,435
125,600	Occidental Petroleum Corp.	13,028,488
13,000	Oceaneering International, Inc.	904,280
3,421,500	Oracle Corp.	142,094,895
29,300	Pall Corp.	2,472,041
27,900	Patterson Cos., Inc.	1,123,533
119,200	Paychex, Inc.	4,964,680
344,900	PepsiCo, Inc.	31,899,801
1,819,500	Philip Morris International, Inc.	155,712,810
15,500	Polaris Industries, Inc.	2,253,390
66,100	Precision Castparts Corp.	16,132,366
1,064,100	Procter & Gamble Co. (The)	88,437,351
956,500	Qualcomm, Inc.	72,789,650
27,100	Ralph Lauren Corp.	4,585,320
22,300	Red Hat, Inc. *	1,358,516
22,600	ResMed, Inc.	1,198,930
168,400	Reynolds American, Inc.	9,846,348
57,700	Rockwell Automation, Inc.	6,728,397
13,300	Rockwell Collins, Inc.	1,023,834
23,000	Roper Industries, Inc.	3,462,880
31,000	Ross Stores, Inc.	2,338,020
1,001,000	Safeway, Inc.	34,814,780
46,500	Sigma-Aldrich Corp.	4,836,000
150,900	St Jude Medical, Inc.	9,897,531
17,200	Steven Madden Ltd. *	584,628
15,100	Stone Energy Corp. *	531,369
164,600	Stryker Corp.	13,712,826
237,200	Sysco Corp.	8,973,276
10,200	Techne Corp.	974,304
282,300	Teradata Corp. *	12,892,641
24,700	Texas Roadhouse, Inc.	656,773
16,300	Tiffany & Co.	1,645,322
741,000	Time Warner Cable, Inc.	109,616,130
168,000	TJX Cos, Inc. (The)	10,014,480
65,400	Total System Services, Inc.	2,057,484
322,500	Trulia, Inc. *	19,875,675
16,900	Tupperware Brands Corp.	1,238,094
9,400	United Natural Foods, Inc. *	604,326
533,700	UnitedHealth Group, Inc.	46,261,116
31,300	Urban Outfitters, Inc. *	1,245,427
40,000	Varian Medical Systems, Inc. *	3,400,800
165,500	VF Corp.	10,611,860
22,000	Wabtec Corp.	1,833,920

Shares	Description	Value ($)
	United States — continued
512,900	Wal-Mart Stores, Inc.	38,723,950
23,500	Waters Corp. *	2,430,605
83,000	WellPoint, Inc.	9,670,330
591,300	Wells Fargo & Co.	30,416,472
9,900	Whiting Petroleum Corp. *	917,334
31,600	Williams Partners LP	1,675,116
53,900	WPX Energy, Inc. *	1,434,818
25,600	WW Grainger, Inc.	6,302,720
156,300	Xilinx, Inc.	6,603,675
71,000	Zimmer Holdings, Inc.	7,051,010

	Total United States	3,670,439,109

	TOTAL COMMON STOCKS (COST $8,147,232,727)	8,596,815,229

	PREFERRED STOCKS (a) — 1.5%

	Brazil — 0.9%
659,200	AES Tiete SA	5,924,996
358,890	Banco Bradesco SA	6,547,718
512,210	Banco Bradesco SA ADR	9,342,710
575,900	Banco do Estado do Rio Grande do Sul SA – Class B	3,974,829
109,550	Bradespar SA	1,000,803
171,800	Companhia de Transmissao de Energia Eletrica Paulista	2,502,747
1,443,539	Companhia Energetica de Minas Gerais Sponsored ADR	12,400,000
322,200	Companhia Energetica de Sao Paulo – Class B	4,561,322
243,200	Companhia Paranaense de Energia – Class B	4,308,828
160,100	Companhia Paranaense de Energia Sponsored ADR	2,849,780
1,587,427	Companhia Energetica de Minas Gerais	13,587,269
734,100	Eletropaulo Metropolitana SA	3,377,811
899,300	Gerdau SA	5,206,579
335,700	Gerdau SA Sponsored ADR	1,943,703
28,200	Gol Linhas Aereas Inteligentes SA ADR	173,430
538,716	Itau Unibanco Holding SA	9,713,012
600,666	Itau Unibanco Holding SA ADR	10,811,988
3,879,108	Itausa-Investimentos Itau SA	18,888,665
438,100	Metalurgica Gerdau SA	3,103,983
5,257,600	Oi SA	3,405,638
1,417,200	Oi SA ADR	949,524
331,100	Telefonica Brasil SA	7,077,568
653,000	Telefonica Brasil SA ADR	13,974,200
197,100	Tim Participacoes SA ADR	5,514,858
1,173,100	Vale SA	13,609,742

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
74,800	Vale SA Sponsored ADR	871,420

	Total Brazil	165,623,123

	Germany — 0.4%
237,053	Porsche Automobil Holding SE	21,634,493
247,721	Volkswagen AG	55,832,586

	Total Germany	77,467,079

	Russia — 0.1%
2,316,641	Sberbank *	3,462,153
30,035,134	Surgutneftegaz OJSC *	22,153,584
1,923	Transneft *	4,239,877

	Total Russia	29,855,614

	South Korea — 0.1%
22,655	Hyundai Motor Co	3,509,149
20,888	Hyundai Motor Co	3,091,409
10,907	Samsung Electronics Co Ltd	10,983,436
163	Samsung Electronics Co Ltd GDR (Registered)	81,085

	Total South Korea	17,665,079

	TOTAL PREFERRED STOCKS (COST $276,015,334)	290,610,895

	RIGHTS/WARRANTS (a) — 0.0%

	France — 0.0%
864,865	Peugeot SA Warrants, Expires 04/29/17 *	1,831,860

	Hong Kong — 0.0%
61,589	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16 *	151,786

	TOTAL RIGHTS/WARRANTS (COST $1,106,602)	1,983,646

	INVESTMENT FUNDS (a) — 0.0%

	Thailand — 0.0%
850,940	BTS Rail Mass Transit Growth Infrastructure Fund	274,445
818,900	TRUE Telecommunication Growth Infrastructure Fund	261,543

	Total Thailand	535,988

	United States — 0.0%
164,921	iShares MSCI Emerging Markets ETF	7,431,340

	TOTAL INVESTMENT FUNDS (COST $8,036,110)	7,967,328

Par Value ($) / Shares / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS (a) — 5.1%

		United States — 5.1%

		Asset-Backed Securities — 0.0%
	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	1,599
	2,500,000	Toll Road Investment Part II, Series C, 144A, NFPG, Zero Coupon, due 02/15/37	572,500

		Total Asset-Backed Securities	574,099

		U.S. Government — 5.1%
	939,360,912	U.S. Treasury Inflation Indexed Bonds, 1.88%, due 07/15/15 (d)	964,973,527

		TOTAL DEBT OBLIGATIONS (COST $968,229,630)	965,547,626

		Mutual Funds — 30.8%

		United States — 30.8%
		Affiliated Issuers — 30.8%
	126,582,524	GMO Alpha Only Fund, Class IV	3,008,866,587
	33,546,991	GMO Debt Opportunities Fund, Class VI	836,997,433
	63,404,123	GMO Emerging Country Debt Fund, Class IV	663,841,169
	18,819,337	GMO Special Opportunities Fund, Class VI	377,139,507
	28,921,007	GMO Systematic Global Macro Opportunity Fund, Class III	946,873,777

		TOTAL MUTUAL FUNDS (COST $5,778,111,191)	5,833,718,473

		OPTIONS PURCHASED (a) — 0.1%

		Currency Options — 0.0%
USD	79,000,000	USD Put/JPY Call, Expires 11/20/14, Strike 98.90, (OTC) (CP-DB)	96,143
USD	79,000,000	USD Call/JPY Put, Expires 11/20/14, Strike 103.60, (OTC) (CP-DB)	1,104,341
USD	82,000,000	USD Call/JPY Put, Expires 02/19/15, Strike 106.13, (OTC) (CP-MSCI)	857,720
USD	82,000,000	USD Put/JPY Call, Expires 02/19/15, Strike 98.95, (OTC) (CP-MSCI)	433,862

		Total Currency Options	2,492,066

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Principal Amount / Number of Contracts		Description	Value ($)
		Equity Options — 0.0%
	1,400	Zillow, Inc. Put, Expires 02/20/15, Strike 150.00	3,500,000

		Options on Interest Rate Swaps — 0.1%
USD	77,400,000	USD Swaption Put, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 114,200,000 USD in which it will pay a rate of 2.69% and will receive 3 month USD LIBOR, maturing on 10/21/24. (OTC) (CP-JPM)	278,408
USD	77,400,000	USD Swaption Call, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 114,200,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.69%, maturing on 10/21/24. (OTC) (CP-JPM)	1,295,521
USD	234,100,000	USD Swaption Call, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 234,100,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.52%, maturing on 10/01/24. (OTC) (CP-GS)	1,431,990
USD	234,100,000	USD Swaption Put, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 234,100,000 USD in which it will pay a rate of 2.52% and will receive 3 month USD LIBOR, maturing on 10/01/24. (OTC) (CP-GS)	1,637,529

		Total Options on Interest Rate Swaps	4,643,448

		TOTAL OPTIONS PURCHASED (COST $10,370,208)	10,635,514

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS (a) — 16.8%

	Money Market Funds — 0.3%
48,006,251	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (e)	48,006,251

	U.S. Government — 16.5%
125,000,000	U.S. Treasury Bill, 0.03%, due 09/18/14 (f)	124,998,219
476,700,000	U.S. Treasury Bill, 0.03%, due 11/06/14 (f)	476,678,548
339,570,000	U.S. Treasury Bill, 0.02%, due 12/11/14 (f)	339,550,984
665,000,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (f)	664,952,785
75,000,000	U.S. Treasury Bill, 0.03%, due 11/28/14 (f)	74,995,050
720,000,000	U.S. Treasury Bill, 0.02%, due 12/04/14 (f) (g)	719,971,920
525,118,000	U.S. Treasury Bill, 0.03%, due 12/26/14 (f) (g)	525,067,589
200,000,000	U.S. Treasury Bill, 0.03%, due 01/15/15 (f)	199,981,200

	Total U.S. Government	3,126,196,295

	TOTAL SHORT-TERM INVESTMENTS (COST $3,174,022,680)	3,174,202,546

	TOTAL INVESTMENTS — 99.7% (Cost $18,363,124,482)	18,881,481,257

	SECURITIES SOLD SHORT (a) — (7.7)%

	COMMON STOCKS — (3.1)%

	Italy — (0.1)%
(494,946)	GTECH SpA	(11,801,992)

	Switzerland — (0.0)%
(19,000)	Holcim Ltd (Registered) *	(1,512,240)

	United States — (3.0)%
(1,760,102)	AbbVie, Inc.	(97,298,439)
(26,860)	Access Midstream Partners LP	(1,728,441)
(3,152,142)	Applied Materials, Inc.	(72,830,241)
(1,755,922)	AT&T, Inc.	(61,387,033)
(228,225)	Burger King Worldwide, Inc.	(7,312,329)
(2,130,375)	Comcast Corp. – Class A	(116,595,424)
(33,780)	Liberty Global Plc *	(1,416,395)
(13,692)	Liberty Global Plc – Class A *	(597,930)
(246,097)	M&T Bank Corp.	(30,424,972)

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	United States — continued
(2,731,176)	Medtronic, Inc.	(174,385,588)
(310,391)	Reynolds American, Inc.	(18,148,561)

	Total United States	(582,125,353)

	TOTAL COMMON STOCKS (PROCEEDS $581,260,383)	(595,439,585)

	DEBT OBLIGATIONS — (4.6)%

	U.S. Government Agency — (4.6)%
(815,200,000)	Federal National Mortgage Assoc., TBA, 4.00%, due 02/01/42	(863,857,250)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $858,311,219)	(863,857,250)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,439,571,602)	(1,459,296,835)

	Other Assets and Liabilities (net) — 8.0%	1,522,003,865

	TOTAL NET ASSETS — 100.0%	$18,944,188,287

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BOA	CAD	9,471,300	USD	8,708,313	$9,342
10/31/2014	DB	CAD	9,156,900	USD	8,347,532	(62,676)
10/28/2014	BCLY	EUR	47,562,500	USD	63,106,401	590,070
10/28/2014	BOA	EUR	35,671,875	USD	47,361,834	474,586
10/28/2014	DB	EUR	107,015,625	USD	142,136,066	1,474,322
10/31/2014	BOA	EUR	660,000	USD	881,489	13,964
10/31/2014	BBH	GBP	6,774,768	USD	11,394,665	152,865
10/31/2014	BCLY	GBP	1,613,040	USD	2,710,292	33,673
10/31/2014	BOA	GBP	16,130,400	USD	26,742,816	(23,375)
10/31/2014	GS	GBP	15,983,760	USD	26,936,312	413,449
10/31/2014	JPM	GBP	7,507,968	USD	12,640,514	182,069
09/02/2014	BCLY	JPY	837,700,000	USD	8,182,838	131,514
09/02/2014	CITI	JPY	15,900,000,000	USD	156,684,248	3,865,756
09/02/2014	DB	JPY	10,500,000,000	USD	103,530,184	2,612,312
09/02/2014	JPM	JPY	1,100,000,000	USD	10,849,209	276,860
10/31/2014	BCLY	JPY	9,493,129,500	USD	91,379,554	99,715
10/31/2014	DB	JPY	9,351,441,000	USD	90,116,999	199,546
10/31/2014	GS	JPY	9,493,129,500	USD	91,369,880	90,041
09/09/2014	BCLY	SEK	507,000,000	USD	74,108,451	1,569,787
09/02/2014	BCLY	USD	91,341,571	JPY	9,493,129,500	(100,959)
09/02/2014	DB	USD	90,080,106	JPY	9,351,441,000	(201,294)
09/02/2014	GS	USD	91,332,783	JPY	9,493,129,500	(92,171)

						$11,709,396

Futures Contracts (a)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
7,998	Euro Dollar 90 Day	December 2014	$1,648,117,389	$2,191,923
8,895	Euro Dollar 90 Day	June 2015	1,826,221,300	548,032
378	U.S. Long Bond (CBT)	December 2014	52,955,438	192,456
3,002	U.S. Treasury Note 5 Yr. (CBT)	December 2014	356,745,486	735,421
2,436	U.S. Treasury Note 10 Yr. (CBT)	December 2014	306,403,125	872,100

			$4,190,442,738	$4,539,932

Sales
4,021	Canadian Government Bond 10 Yr.	December 2014	$507,867,129	$(3,490,086)
8,205	Euro Dollar 90 Day	September 2015	1,681,238,016	(554,310)
690	Euro Dollar 90 Day	December 2015	141,118,921	(66,821)
910	Japanese Government Bond 10 Yr. (OSE)	September 2014	1,278,959,104	(2,688,850)

			$3,609,183,170	$(6,800,067)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Written Options (a)

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Call	1,400	02/20/2015	Zillow, Inc., Strike 170	$2,221,163	$(1,414,000)

Swap Contracts (a)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
168,000,000	CHF	9/17/2024	BCI (h)	(Pay)	1.45%	6 Month CHF LIBOR	$(11,461,677)
473,000,000	GBP	7/16/2024	BCI (h)	(Pay)	3.45%	6 Month GBP LIBOR	(17,218,621)
1,329,000,000	MXN	8/11/2021	BCI (h)	Receive	5.54%	TIIE	(202,671)
664,000,000	MXN	8/12/2021	BCI (h)	Receive	5.60%	TIIE	68,658
669,000,000	MXN	8/19/2021	BCI (h)	Receive	5.61%	TIIE	96,589
32,000,000	NZD	7/21/2024	BCI (h)	Receive	5.20%	3 Month NZD Bank Bill Rate	368,736
415,000,000	SEK	8/5/2016	BCI (h)	Receive	0.63%	3 Month SEK STIBOR	101,211
940,000,000	SEK	8/6/2016	BCI (h)	Receive	0.62%	3 Month SEK STIBOR	201,975
1,109,000,000	SEK	8/7/2016	BCI (h)	Receive	0.63%	3 Month SEK STIBOR	276,575
469,000,000	SEK	8/11/2016	BCI (h)	Receive	0.62%	3 Month SEK STIBOR	105,737
710,000,000	SEK	8/13/2016	BCI (h)	Receive	0.63%	3 Month SEK STIBOR	168,085
257,000,000	SEK	8/13/2016	BCI (h)	Receive	0.63%	3 Month SEK STIBOR	64,048
796,000,000	SEK	8/15/2016	BCI (h)	Receive	0.63%	3 Month SEK STIBOR	181,239
1,354,000,000	SEK	8/18/2016	BCI (h)	Receive	0.62%	3 Month SEK STIBOR	293,096
796,000,000	SEK	8/19/2016	BCI (h)	Receive	0.62%	3 Month SEK STIBOR	174,343
1,255,000,000	SEK	8/20/2016	BCI (h)	Receive	0.63%	3 Month SEK STIBOR	279,955
1,000,000,000	SEK	8/21/2016	BCI (h)	Receive	0.61%	3 Month SEK STIBOR	179,199
790,000,000	SEK	9/17/2021	BCI (h)	Receive	1.50%	3 Month SEK STIBOR	1,295,590
1,938,600,000	USD	7/16/2019	CSS (h)	Receive	3.09%	3 Month USD LIBOR	3,946,303
271,000,000	USD	7/24/2021	CSS (h)	Receive	3.34%	3 Month USD LIBOR	981,340
336,000,000	USD	7/24/2021	CSS (h)	Receive	3.33%	3 Month USD LIBOR	1,186,573
335,000,000	USD	7/24/2021	CSS (h)	Receive	3.40%	3 Month USD LIBOR	1,558,474
335,000,000	USD	7/29/2021	CSS (h)	Receive	3.32%	3 Month USD LIBOR	1,109,036
345,000,000	USD	7/29/2021	CSS (h)	Receive	3.34%	3 Month USD LIBOR	1,280,997
340,000,000	USD	7/30/2021	CSS (h)	Receive	3.32%	3 Month USD LIBOR	1,138,368
408,000,000	USD	8/5/2021	CSS (h)	Receive	3.46%	3 Month USD LIBOR	2,349,548
83,800,000	USD	8/5/2024	CSS (h)	Receive	2.62%	3 Month USD LIBOR	1,021,424
83,800,000	USD	8/5/2024	CSS (h)	Receive	2.64%	3 Month USD LIBOR	1,142,951
98,000,000	USD	8/7/2024	CSS (h)	Receive	2.63%	3 Month USD LIBOR	1,280,047
46,200,000	USD	8/11/2024	CSS (h)	(Pay)	2.59%	3 Month USD LIBOR	(408,256)
43,500,000	USD	8/12/2024	CSS (h)	(Pay)	2.55%	3 Month USD LIBOR	(236,568)
59,700,000	USD	8/13/2024	CSS (h)	Receive	2.60%	3 Month USD LIBOR	530,488
61,800,000	USD	8/15/2024	CSS (h)	(Pay)	2.57%	3 Month USD LIBOR	(417,244)
55,300,000	USD	8/19/2024	CSS (h)	(Pay)	2.53%	3 Month USD LIBOR	(192,880)
136,500,000	USD	8/20/2024	CSS (h)	Receive	2.63%	3 Month USD LIBOR	1,732,497
17,000,000	USD	8/27/2024	CSS (h)	(Pay)	2.53%	3 Month USD LIBOR	(58,534)

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Interest Rate Swaps (Continued)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
28,000,000	USD	7/24/2049	CSS (h)	(Pay)	3.66%	3 Month USD LIBOR	$(1,030,802)
35,000,000	USD	7/24/2049	CSS (h)	(Pay)	3.67%	3 Month USD LIBOR	(1,335,123)
35,000,000	USD	7/29/2049	CSS (h)	(Pay)	3.33%	3 Month USD LIBOR	(1,217,662)
36,000,000	USD	7/29/2049	CSS (h)	(Pay)	3.66%	3 Month USD LIBOR	(1,316,379)
35,000,000	USD	7/29/2049	CSS (h)	(Pay)	3.72%	3 Month USD LIBOR	(1,652,722)
36,000,000	USD	7/30/2049	CSS (h)	(Pay)	3.62%	3 Month USD LIBOR	(1,098,641)
43,000,000	USD	8/5/2049	CSS (h)	(Pay)	3.73%	3 Month USD LIBOR	(2,128,687)

							$(16,863,385)

						Premiums to (Pay) Receive	$8,227,581

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	Interest rate swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	52.6%
Short-Term Investments	25.8
Debt Obligations	9.5
Futures Contracts	8.0
Preferred Stocks	2.0
Investment Funds	0.4
Loan Participations	0.1
Forward Currency Contracts	0.1
Options Purchased	0.1
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.1)^
Swap Contracts	(0.2)
Other	1.7

100.0%

Country/Region Summary**	% of Investments
United States	50.9%
Emerging***	27.3
France	8.4
Germany	7.3
United Kingdom	6.6
Sweden	4.5
Spain	2.6
Italy	2.4
Netherlands	1.0
Norway	1.0
Israel	0.6
Finland	0.5
Hong Kong	0.5
Belgium	0.4
Denmark	0.3
Singapore	0.3
Austria	0.2
Ireland	0.2
New Zealand	0.1
Portugal	0.1
United Arab Emirates	0.0 ^
Australia	(0.2)
Switzerland	(1.8)
Canada	(4.8)
Japan	(8.4)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Congo, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Iraq, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Tunisia, Ukraine, Uruguay, Venezuela, and Vietnam.

^	Rounds to 0.0%.

28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
12,923,869	GMO Alpha Only Fund, Class IV	307,200,360
41,635,084	GMO Asset Allocation Bond Fund, Class VI	1,055,865,718
8,679,565	GMO Debt Opportunities Fund, Class VI	216,555,153
20,284,301	GMO Emerging Country Debt Fund, Class IV	212,376,636
45,926,070	GMO Emerging Markets Fund, Class VI	534,120,199
43,564,097	GMO International Equity Fund, Class IV	1,132,230,876
23,034,425	GMO Risk Premium Fund, Class VI	248,541,442
6,190,329	GMO Special Opportunities Fund, Class VI	124,054,200
6,666,196	GMO Systematic Global Macro Opportunity Fund, Class III	218,251,272
48,327,832	GMO U.S. Equity Allocation Fund, Class VI	871,350,803
1,271,422	GMO U.S. Treasury Fund	31,785,546

	TOTAL MUTUAL FUNDS (COST $4,904,233,609)	4,952,332,205

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
71,234	State Street Eurodollar Time Deposit, 0.01%, due 09/02/2014	71,234

	TOTAL SHORT-TERM INVESTMENTS (COST $71,234)	71,234

	TOTAL INVESTMENTS — 100.0% (Cost $4,904,304,843)	4,952,403,439
	Other Assets and Liabilities (net) — (0.0%)	(76,562)

	TOTAL NET ASSETS — 100.0%	$4,952,326,877

See accompanying notes to the financial statements.	29

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	57.3%
Short-Term Investments	24.0
Debt Obligations	9.3
Futures Contracts	5.9
Preferred Stocks	1.8
Investment Funds	0.2
Loan Participations	0.1
Forward Currency Contracts	0.1
Options Purchased	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.2)
Other	1.5

100.0%

Country/Region Summary**	% of Investments
United States	46.5%
Emerging***	22.6
France	9.7
Germany	8.3
United Kingdom	7.2
Sweden	4.0
Spain	3.0
Italy	2.8
Norway	1.1
Netherlands	1.0
Finland	0.7
Israel	0.7
Belgium	0.4
Hong Kong	0.4
Denmark	0.3
Ireland	0.3
Singapore	0.3
Austria	0.2
New Zealand	0.2
Portugal	0.2
United Arab Emirates	0.0 ^
Australia	(0.2)
Switzerland	(1.4)
Canada	(4.0)
Japan	(4.3)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”) except for GMO Alpha Only Fund.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Congo, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Iraq, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Tunisia, Ukraine, Uruguay, Venezuela, and Vietnam.

^	Rounds to 0.0%.

30

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
29,583,492	GMO Alpha Only Fund, Class IV	703,199,597
36,293,154	GMO Asset Allocation Bond Fund, Class VI	920,394,387
9,755,878	GMO Debt Opportunities Fund, Class VI	243,409,163
18,320,072	GMO Emerging Country Debt Fund, Class IV	191,811,151
39,704,576	GMO Emerging Markets Fund, Class VI	461,764,221
55,153,243	GMO International Equity Fund, Class IV	1,433,432,788
12,806,439	GMO Risk Premium Fund, Class VI	138,181,475
4,978,911	GMO Systematic Global Macro Opportunity Fund, Class III	163,009,560
53,111,786	GMO U.S. Equity Allocation Fund, Class VI	957,605,505
8,052,747	GMO U.S. Treasury Fund	201,318,670

	TOTAL MUTUAL FUNDS (COST $5,106,469,189)	5,414,126,517

	DEBT OBLIGATIONS — 0.1%

	Asset-Backed Securities — 0.1%
	Business Loans — 0.0%
206,425	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.46%, due 05/28/39	88,762
232,280	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.16%, due 02/28/40	181,109
113,445	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 02/25/30	106,373

	Total Business Loans	376,244

	CDO Residential Mortgage-Backed (United States) — 0.0%
41,538	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.41%, due 02/26/34	36,670

	CMBS Collateralized Debt Obligations — 0.0%
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	500

	Insured Business Loans — 0.0%
107,242	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.59%, due 10/25/30	87,938

	Insured Other — 0.0%
378,387	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.36%, due 09/15/41	367,656

Par Value ($)	Description	Value ($)

	Asset-Backed Securities — continued
	Insured Other — continued
391,167	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.36%, due 12/15/41	381,510
100,000	Toll Road Investment Part II, Series 1999B, 144A, NPG, Zero Coupon, due 02/15/30	36,250
900,000	Toll Road Investment Part II, Series C, 144A, NPG, Zero Coupon, due 02/15/37	206,100

	Total Insured Other	991,516

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
47,117	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.54%, due 12/25/33	45,232
50,048	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, 1 mo. LIBOR + .22%, 0.38%, due 11/25/35	49,548

	Total Insured Residential Asset-Backed Securities (United States)	94,780

	Insured Residential Mortgage-Backed Securities (United States) ¿ — 0.0%
9,643	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.50%, due 10/25/34	8,605
24,156	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.49%, due 01/25/35	21,392
104,480	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.39%, due 10/25/34	96,832
5,554	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.72%, due 08/15/30	4,610
4,630	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.60%, due 06/25/34	4,468
1,896	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.45%, due 12/25/32	1,780

	Total Insured Residential Mortgage-Backed Securities (United States)	137,687

	Other — 0.0%
365,950	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.64%, due 05/15/24	159,646

	Residential Asset-Backed Securities (United States) ¿ — 0.1%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .78%, 0.55%, due 01/25/35	36,029

See accompanying notes to the financial statements.	31

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($) / Shares	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Asset-Backed Securities (United States) ¿ — continued
58,767	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .28%, 0.44%, due 02/25/36	24,315
259,896	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.31%, due 04/25/36	239,754
114,746	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.25%, due 01/25/37	66,983
350,140	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .40%, 0.56%, due 05/25/37	25,122
979,061	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.36%, due 02/25/37	904,358
2,120	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .54%, 0.70%, due 04/25/33	2,008
17,349	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.46%, due 04/25/34	13,608
44,212	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .80%, 0.96%, due 08/25/34	42,435
420,843	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.56%, due 06/25/37	212,526

	Total Residential Asset-Backed Securities (United States)	1,567,138

	Total Asset-Backed Securities	3,452,119

	TOTAL DEBT OBLIGATIONS (COST $3,069,824)	3,452,119

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
112,507	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	112,507

	TOTAL SHORT-TERM INVESTMENTS (COST $112,507)	112,507

	TOTAL INVESTMENTS — 100.0% (Cost $5,109,651,520)	5,417,691,143
	Other Assets and Liabilities (net) — (0.0%)	(156,688)

	TOTAL NET ASSETS — 100.0%	$5,417,534,455

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

32	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.4%
Preferred Stocks	2.3
Short-Term Investments	1.9
Investment Funds	0.2
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Other	0.2

100.0%

Country/Region Summary**	% of Investments
United States	36.2%
France	10.4
Emerging***	9.9
Japan	9.9
United Kingdom	9.6
Germany	8.8
Spain	3.1
Italy	3.0
Norway	1.2
Netherlands	1.1
Sweden	0.9
Switzerland	0.9
Finland	0.8
Israel	0.7
Australia	0.6
Hong Kong	0.6
Belgium	0.4
Denmark	0.4
Singapore	0.4
Canada	0.3
Austria	0.2
Ireland	0.2
New Zealand	0.2
Portugal	0.2

100.0%

*	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

33

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
14,755,722	GMO Emerging Markets Fund, Class VI	171,609,044
35,790,106	GMO International Equity Fund, Class IV	930,184,846
34,189,134	GMO U.S. Equity Allocation Fund, Class VI	616,430,093

	TOTAL MUTUAL FUNDS (COST $1,511,371,102)	1,718,223,983

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
41,950	State Street Eurodollar Time Deposit, 0.01%, due 09/02/2014	41,950

	TOTAL SHORT-TERM INVESTMENTS (COST $41,950)	41,950

	TOTAL INVESTMENTS — 100.0% (Cost $1,511,413,053)	1,718,265,933
	Other Assets and Liabilities (net) — (0.0%)	(43,553)

	TOTAL NET ASSETS — 100.0%	$1,718,222,380

34	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.1%
Preferred Stocks	2.6
Short-Term Investments	1.8
Investment Funds	0.3
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Other	0.2

100.0%

Country/Region Summary**	% of Investments
United States	36.4%
Emerging***	13.2
France	9.7
Japan	9.2
United Kingdom	9.0
Germany	8.2
Spain	2.9
Italy	2.8
Norway	1.2
Netherlands	1.0
Switzerland	0.8
Sweden	0.8
Finland	0.7
Israel	0.6
Australia	0.6
Hong Kong	0.6
Belgium	0.4
Denmark	0.4
Singapore	0.4
Canada	0.3
Austria	0.2
Ireland	0.2
Portugal	0.2
New Zealand	0.2

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

35

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
41,329,606	GMO Emerging Markets Fund, Class VI	480,663,321
70,921,510	GMO International Equity Fund, Class IV	1,843,250,056
72,734,744	GMO U.S. Equity Allocation Fund, Class VI	1,311,407,441

	TOTAL MUTUAL FUNDS (COST $3,415,478,798)	3,635,320,818

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
55,768	State Street Eurodollar Time Deposit, 0.01%, due 09/02/2014	55,768

	TOTAL SHORT-TERM INVESTMENTS (COST $55,768)	55,768

	TOTAL INVESTMENTS — 100.0% (Cost $3,415,534,566)	3,635,376,586
	Other Assets and Liabilities (net) — (0.0%)	(57,759)

	TOTAL NET ASSETS — 100.0%	$3,635,318,827

36	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.1%
Preferred Stocks	3.0
Short-Term Investments	2.1
Investment Funds	0.2
Rights/Warrants	0.1
Forward Currency Contracts	0.0 ^
Swap Contracts	0.0 ^
Other	0.5

100.0%

Country/Region Summary**	% of Investments
France	17.2%
Japan	16.5
United Kingdom	15.9
Germany	14.7
Emerging***	10.0
Spain	5.3
Italy	5.1
Norway	2.1
Netherlands	1.8
Sweden	1.5
Switzerland	1.5
Finland	1.3
Israel	1.1
Australia	1.0
Hong Kong	1.0
Belgium	0.7
Denmark	0.7
Singapore	0.6
Canada	0.5
Austria	0.4
Ireland	0.4
New Zealand	0.3
Portugal	0.3
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

37

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
10,319,226	GMO Emerging Markets Fund, Class VI	120,012,594
41,386,092	GMO International Equity Fund, Class IV	1,075,624,541

	TOTAL MUTUAL FUNDS (COST $1,026,901,482)	1,195,637,135

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
41,283	State Street Eurodollar Time Deposit, 0.01%, due 09/02/2014	41,283

	TOTAL SHORT-TERM INVESTMENTS (COST $41,283)	41,283

	TOTAL INVESTMENTS — 100.0% (Cost $1,026,942,765)	1,195,678,418
	Other Assets and Liabilities (net) — (0.0%)	(40,764)

	TOTAL NET ASSETS — 100.0%	$1,195,637,654

38	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.8%
Preferred Stocks	4.3
Short-Term Investments	1.9
Investment Funds	0.5
Rights/Warrants	0.1
Swap Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Other	0.4

100.0%

Country/Region Summary**	% of Investments
Emerging***	23.5%
France	14.7
Japan	14.0
United Kingdom	13.6
Germany	12.4
Spain	4.5
Italy	4.3
Norway	1.8
Netherlands	1.5
Switzerland	1.3
Sweden	1.3
Finland	1.1
Israel	1.0
Australia	0.8
Hong Kong	0.8
Singapore	0.6
Belgium	0.6
Denmark	0.6
Canada	0.4
Austria	0.3
Ireland	0.3
Portugal	0.3
New Zealand	0.2
United States	0.1

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	The “Emerging” exposure is primarily comprised of: Brazil, China, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Panama, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

^	Rounds to 0.0%.

39

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
36,363,517	GMO Emerging Markets Fund, Class VI	422,907,703
53,148,638	GMO International Equity Fund, Class IV	1,381,333,114

	TOTAL MUTUAL FUNDS (COST $1,576,489,824)	1,804,240,817

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
47,574	State Street Eurodollar Time Deposit, 0.01%, due 09/02/2014	47,574

	TOTAL SHORT-TERM INVESTMENTS (COST $47,574)	47,574

	TOTAL INVESTMENTS — 100.0% (Cost $1,576,537,398)	1,804,288,391
	Other Assets and Liabilities (net) — (0.0%)	(48,374)

	TOTAL NET ASSETS — 100.0%	$1,804,240,017

40	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	41.6%
Common Stocks	41.4
Debt Obligations	7.8
Preferred Stocks	7.5
Investment Funds	5.9
Futures Contracts*	0.1
Options Purchased	0.0 ^
Swap Contracts	0.0 ^
Written Options	(0.2)
Other	(4.1)

100.0%

Country Summary**	% of Investments
United States	42.7%
South Korea	14.1
Romania	11.1
United Kingdom	9.2
Norway	4.5
Argentina	4.4
Puerto Rico	3.9
Iceland	3.7
Spain	2.0
Greece	1.8
Italy	1.7
Canada	0.9

100.0%

Industry Group Summary	% of Equity Investments***
Diversified Financials	27.1%
Automobiles & Components	17.8
Insurance	12.6
Capital Goods	11.2
Software & Services	8.7
Banks	7.3
Technology Hardware & Equipment	3.9
Energy	3.5
Utilities	3.3
Materials	2.3
Media	2.1
Telecommunication Services	0.1
Real Estate	0.1

100.0%

(a)	GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with Special Opportunities Fund.

*	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

**	The table excludes short-term investments and includes exposure through the use of derivative financial investments, if any. The table excludes exposure through forward currency contracts, if any.

***	Investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, debt obligations, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the consolidated Schedule of Investments.

^	Rounds to 0.0%.

41

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 41.4%

	Argentina — 0.9%
23,500	Cresud SA Sponsored ADR	262,260
43,000	Empresa Distribuidora Y Comercializadora Norte ADR *	443,760
171,000	Pampa Energia SA Sponsored ADR *	1,521,900
97,000	Petrobras Energia SA ADR	625,650
16,000	Telecom Argentina SA Sponsored ADR *	301,280
328,000	Transportadora de Gas del Sur SA ADR *	902,000

	Total Argentina	4,056,850

	Canada — 0.6%
574,500	Uranium Participation Corp *	2,768,675

	Italy — 1.1%
274,000	Buzzi Unicem SpA	4,158,063
151,000	Buzzi Unicem SpA – RSP	1,404,456

	Total Italy	5,562,519

	Norway — 2.8%
380,000	Aker ASA	13,977,879

	Romania — 1.1%
1,520,836	Electrica SA *	5,290,299

	South Korea — 2.7%
28,600	Hyundai Mobis	8,296,581
50,000	Samsung Life Insurance Co Ltd	5,250,320

	Total South Korea	13,546,901

	United Kingdom — 5.7%
580,000	Royal Bank of Scotland Group Plc *	3,494,717
523,529	Royal Bank of Scotland Group Plc Sponsored ADR *	6,303,289
1,535,000	Telecity Group Plc	18,902,998

	Total United Kingdom	28,701,004

	United States — 26.5%
1,273,000	Ally Financial, Inc. *	31,315,800
457,000	American International Group, Inc.	25,619,420
155,000	Deere & Co.	13,033,950
60,000	DIRECTV *	5,187,000
130,000	Fannie Mae *	505,700
130,000	Freddie Mac *	496,600
550,000	GenCorp, Inc. *	10,136,500
526,000	General Motors Co.	18,304,800
187,064	Global Eagle Entertainment, Inc. *	2,360,748
735,000	Interactive Brokers Group, Inc. – Class A	17,228,400
68,467	JGWPT Holdings, Inc. *	924,304

Shares	Description	Value ($)
	United States — continued

276,000	PBF Energy, Inc. – Class A	7,841,160

	Total United States	132,954,382

	TOTAL COMMON STOCKS (COST $206,023,127)	206,858,509

	PREFERRED STOCKS — 7.5%

	Argentina — 0.0%
11,115	Nortel Inversora SA ADR	236,305

	Greece — 1.2%
306,000	National Bank of Greece SA *	5,795,640

	South Korea — 6.1%
7,135	Hyundai Moter Co	1,027,520
52,324	Hyundai Motor Co	8,104,731
52,724	Hyundai Motor Co	7,803,116
76,757	Samsung C&T Corp	4,189,734
8,300	Samsung Electronics Co Ltd	8,358,166
12,500	Samsung SDI Co Ltd	1,282,944

	Total South Korea	30,766,211

	United States — 0.2%
15,000	Fannie Mae	282,150
34,000	Freddie Mac	654,840

	Total United States	936,990

	TOTAL PREFERRED STOCKS (COST $39,471,324)	37,735,146

	INVESTMENT FUNDS — 5.9%

	Romania — 5.9%
113,000,000	Fondul Proprietatea SA Fund	29,601,034

	TOTAL INVESTMENT FUNDS (COST $29,230,966)	29,601,034

	DEBT OBLIGATIONS — 7.8%

	Bank Loans — 1.2%
	Spain — 1.2%
3,509,655	Fomento De Construcciones Y Contrata SA EUR Term Loan A, Euribor 3 month + 3.00%, due 04/02/18	4,357,878
1,490,345	Fomento De Construcciones Y Contrata SA EUR Term Loan B, 11.00%, due 06/26/18	1,850,536

	Total Spain	6,208,414

	Total Bank Loans	6,208,414

42	See accompanying consolidated notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		Foreign Government Obligations — 1.9%
		Argentina — 1.9%
EUR	70,000,000	Republic of Argentina GDP Linked, due 12/15/35 (a)	6,346,378
EUR	5,000,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (b)	3,005,661

		Total Argentina	9,352,039

		Total Foreign Government Obligations	9,352,039

		Municipal Obligations — 2.4%
		Puerto Rico — 2.4%
	105,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.05%, due 07/01/28	72,490
	40,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	26,808
	115,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	77,073
	85,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/22	57,650
	30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/15	26,397
	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.25%, due 07/01/25	61,385
	1,975,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/33	1,471,434
	230,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/19	183,540
	220,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/22	168,093
	250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/21	191,240
	1,515,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.13%, due 07/01/37	1,124,448
	8,660,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	6,427,798
	55,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.75%, due 07/01/37	41,412
	50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	38,492
	140,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	108,483
	770,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	600,369

Par Value ($)		Description	Value ($)

		Municipal Obligations — continued
		Puerto Rico — continued
	240,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.05%, due 07/01/28	165,691
	15,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.15%, due 07/01/38	9,827
	125,000	Puerto Rico Commonwealth Industrial Development Co., 5.15%, due 07/01/18	103,224
	410,000	Puerto Rico Commonwealth Industrial Development Co., 5.20%, due 07/01/23	266,734
	310,000	Puerto Rico Commonwealth Industrial Development Co., 5.25%, due 07/01/28	195,390
	10,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), 0.01%, due 07/01/18	6,589
	990,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), 0.01%, due 07/01/17	756,964

		Total Puerto Rico	12,181,531

		Total Municipal Obligations	12,181,531

		Trade Claims — 2.3%
		Iceland — 2.3%
EUR	1,554,000	Kaupthing Bank Claim No 20100103 0409	515,574
	506,000	Kaupthing Bank Claim No 20100106 1137	130,953
	500,000	Kaupthing Bank Claim No 20100107 0115	129,400
	510,000	Kaupthing Bank Claim No 20100107 0173	131,988
EUR	6,000,000	Kaupthing Bank Claim No 20100106 0732	1,990,634
	300,000	Kaupthing Bank Claim No 20091227 0450	77,640
	270,800	Kaupthing Bank Claim No 20091228 0770	70,083
	292,000	Kaupthing Bank Claim No 20091228 0998	75,570
	690,000	Kaupthing Bank Claim No 20091230 0959	178,572
	634,000	Kaupthing Bank Claim No 20091231 0065	164,079
EUR	5,647,000	Kaupthing Bank Claim No 20100103 0458	1,873,519
	800,000	Kaupthing Bank Claim No 20100104 0298	207,040
	205,000	Kaupthing Bank Claim No 20100104 1265	53,054
	360,000	Kaupthing Bank Claim No 20100105 1262	93,168
	520,000	Kaupthing Bank Claim No 20100105 1277	134,576
	223,000	Kaupthing Bank Claim No 20100106 0002	57,712
	196,000	Kaupthing Bank Claim No 20100106 1074	50,725
EUR	1,603,000	Kaupthing Bank Claim No 20100106 1330	531,831
	200,000	Kaupthing Bank Claim No 20100107 0067	51,760
	230,000	Kaupthing Bank Claim No 20100107 0085	59,524
	200,000	Kaupthing Bank Claim No 20100107 0104	51,760
	230,000	Kaupthing Bank Claim No 20100107 0146	59,524
	200,000	Kaupthing Bank Claim No 20100107 0163	51,760
	230,000	Kaupthing Bank Claim No 20100107 0174	59,524
	250,000	Kaupthing Bank Claim No 20100107 0185	64,700
	400,000	Kaupthing Bank Claim No 20100107 0202	103,520
	210,000	Kaupthing Bank Claim No 20100107 0209	54,348
	200,000	Kaupthing Bank Claim No 20100107 0215	51,760

See accompanying consolidated notes to the financial statements.	43

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)		Description	Value ($)

		Trade Claims — continued
		Iceland — continued
	350,000	Kaupthing Bank Claim No 20100107 0228	90,580
	220,000	Kaupthing Bank Claim No 20100107 0246	56,936
	300,000	Kaupthing Bank Claim No 20100107 0251	77,640
	270,000	Kaupthing Bank Claim No 20100107 0299	69,876
	270,000	Kaupthing Bank Claim No 20100107 0313	69,876
	220,000	Kaupthing Bank Claim No 20100107 0330	56,936
	540,000	Kaupthing Bank Claim No 20100107 0339	139,752
	250,000	Kaupthing Bank Claim No 20100107 0345	64,700
	260,000	Kaupthing Bank Claim No 20100107 0354	67,288
	210,000	Kaupthing Bank Claim No 20100107 0359	54,348
	220,000	Kaupthing Bank Claim No 20100107 0361	56,936
	260,000	Kaupthing Bank Claim No 20100107 0372	67,288
	550,000	Kaupthing Bank Claim No 20100107 0396	142,340
	200,000	Kaupthing Bank Claim No 20100107 0399	51,760
	306,000	Kaupthing Bank Claim No 20100107 0422	79,193
	200,000	Kaupthing Bank Claim No 20100107 0433	51,760
	430,000	Kaupthing Bank Claim No 20100107 0438	111,284
	390,000	Kaupthing Bank Claim No 20100107 0449	100,932
	200,000	Kaupthing Bank Claim No 20100107 0456	51,760
	300,000	Kaupthing Bank Claim No 20100107 0464	77,640
	190,000	Kaupthing Bank Claim No 20100107 0495	49,172
	510,000	Kaupthing Bank Claim No 20100107 0499	131,988
	350,000	Kaupthing Bank Claim No 20100107 0505	90,580
	730,000	Kaupthing Bank Claim No 20100107 0508	188,924
	250,000	Kaupthing Bank Claim No 20100107 0520	64,700
	500,000	Kaupthing Bank Claim No 20100107 0538	129,400
	600,000	Kaupthing Bank Claim No 20100107 0542	155,280
	230,000	Kaupthing Bank Claim No 20100107 0570	59,524
	260,000	Kaupthing Bank Claim No 20100107 0588	67,288
	400,000	Kaupthing Bank Claim No 20100107 0596	103,520
	470,000	Kaupthing Bank Claim No 20100107 0713	121,636
	339,000	Kaupthing Bank Claim No 20100625 0003	87,733
	500,000	Kaupthing Bank Claim No 20100625 0011	129,400
EUR	1,695,000	Kaupthing Bank No 20100103 0455	562,354
EUR	2,757,000	Kaupthing Bank No 20100103 0456	914,696

		Total Iceland	11,469,318

		Total Trade Claims	11,469,318

		TOTAL DEBT OBLIGATIONS (COST $40,419,274)	39,211,302

Shares / Par Value ($)	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	United States — 0.0%
290	AT&T, Inc.	44,950

	TOTAL OPTIONS PURCHASED (COST $51,741)	44,950

	SHORT-TERM INVESTMENTS — 41.6%

	Money Market Funds — 1.1%
5,558,628	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (c) (d)	5,558,628

	U.S. Government — 40.5%
82,000,000	U.S. Treasury Bill, 0.01%, due 11/20/14 (d) (e)	81,997,786
72,500,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (e) (f)	72,494,853
48,500,000	U.S. Treasury Bill, 0.03%, due 10/23/14 (e)	48,498,130

	Total U.S. Government	202,990,769

	TOTAL SHORT-TERM INVESTMENTS (COST $208,538,580)	208,549,397

	TOTAL INVESTMENTS — 104.2% (Cost $523,735,012)	522,000,338
	Other Assets and Liabilities (net) — (4.2%)	(20,891,030)

	TOTAL NET ASSETS — 100.0%	$501,109,308

44	See accompanying consolidated notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Futures Contracts (a)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
133	Uranium Futures	April 2017	$1,288,437	$122,433
133	Uranium Futures	February 2017	1,266,825	100,821
133	Uranium Futures	January 2017	1,266,825	100,821
133	Uranium Futures	June 2017	1,288,438	122,433
133	Uranium Futures	March 2017	1,266,825	100,821
133	Uranium Futures	May 2017	1,288,438	125,984

			$7,665,788	$673,313

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

Written Options

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Put	2,800	01/17/2015	Barnes & Noble, Inc., Strike 24	$1,068,405	$(770,000)

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
2,528,568	USD	7/29/2015	CSI	3 Month USD LIBOR BBA + 1.00%	Return on Shanghai Automotive Co. Class A Shares	$(133,379)
2,299,410	USD	7/30/2015	CSI	3 Month USD LIBOR BBA + 1.00%	Return on Shanghai Automotive Co. Class A Shares	96,238

						$(37,141)

					Premiums to (Pay) Receive	$—

See accompanying consolidated notes to the financial statements.	45

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

*	Non-income producing security.

(a)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(b)	Security is in default.

(c)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd, which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

(f)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

46	See accompanying consolidated notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	63.8%
Short-Term Investments	17.6
Debt Obligations	8.4
Preferred Stocks	1.9
Investment Funds	0.2
Loan Participations	0.1
Forward Currency Contracts	0.1
Options Purchased	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Futures Contracts	(0.0)^
Written/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.2)
Other	8.1

100.0%

Country/Region Summary**	% of Investments
United States	45.5%
Emerging***	22.4
France	9.3
Germany	7.9
United Kingdom	6.6
Sweden	4.1
Spain	2.9
Italy	2.7
Netherlands	1.0
Norway	1.0
Finland	0.6
Israel	0.6
Australia	0.5
Hong Kong	0.5
Belgium	0.4
Denmark	0.3
Singapore	0.3
Austria	0.2
Ireland	0.2
Portugal	0.2
New Zealand	0.1
United Arab Emirates	0.0 ^
Switzerland	(1.2)
Japan	(1.8)
Canada	(4.3)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on the GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***	The “Emerging” exposure is primarily comprised of: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Congo, Costa Rica, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Iraq, Korea, Malaysia, Mexico, Morocco, Pakistan, Panama, Peru, Philippines, Poland, Russia, Serbia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Tunisia, Ukraine, Uruguay, Venezuela, and Vietnam.

^	Rounds to 0.00%.

47

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
20,447,949	GMO Asset Allocation Bond Fund, Class VI	518,559,988
3,825,996	GMO Debt Opportunities Fund, Class VI	95,458,601
10,435,840	GMO Emerging Country Debt Fund, Class IV	109,263,240
22,521,432	GMO Emerging Markets Fund, Class VI	261,924,256
31,916,867	GMO International Equity Fund, Class IV	829,519,380
7,092,357	GMO Risk Premium Fund, Class VI	76,526,534
31,216,860	GMO U.S. Equity Allocation Fund, Class VI	562,839,985

	TOTAL MUTUAL FUNDS (COST $2,208,752,174)	2,454,091,984

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
	Business Loans — 0.0%
550,466	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.46%, due 05/28/39	236,700

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
15,400	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, 1 mo. LIBOR + .22%, 0.38%, due 11/25/35	15,246

	Residential Asset-Backed Securities (United States) ¿ — 0.0%
900,386	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.36%, due 02/25/37	831,687
6,359	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.70%, due 04/25/33	6,024

	Total Residential Asset-Backed Securities (United States)	837,711

	Total Asset-Backed Securities	1,089,657

	TOTAL DEBT OBLIGATIONS (COST $1,052,446)	1,089,657

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
96,506	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (a)	96,506

	TOTAL SHORT-TERM INVESTMENTS (COST $96,506)	96,506

	TOTAL INVESTMENTS — 100.0% (Cost $2,209,901,126)	2,455,278,147
	Other Assets and Liabilities (net) — (0.0%)	(59,946)

	TOTAL NET ASSETS — 100.0%	$2,455,218,201

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

48	See accompanying notes to the financial statements.

GMO Systematic Global Macro Opportunity Fund (formerly GMO Alternative Asset Opportunity Fund)

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2014 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Futures Contracts**	63.5%
Short-Term Investments	36.3
Debt Obligations	0.1
Forward Currency Contracts	0.1
Swap Contracts	0.0 ^

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Systematic Global Macro Opportunity Fund (formerly GMO Alternative Asset Opportunity Fund). As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO Systematic Global Macro Opportunity Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Futures concentrations use the net notional contract amounts for purposes of computing asset class exposures. See Schedule of Investments for more information.

**	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

49

GMO Systematic Global Macro Opportunity Fund (formerly GMO Alternative Asset Opportunity Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 35.0%

	Affiliated Issuers — 35.0%
113,003	GMO Debt Opportunities Fund, Class VI	2,819,422
18,901,987	GMO U.S. Treasury Fund	472,549,681

	TOTAL MUTUAL FUNDS (COST $475,626,028)	475,369,103

	SHORT-TERM INVESTMENTS — 61.7%

	Money Market Funds — 4.3%
17,155,431	State Street Institutional Liquid Reserves Fund, 0.08% (a) (b)	17,155,431
41,504,402	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.00% (c)	41,504,402

	Total Money Market Funds	58,659,833

	U.S. Government — 57.4%
45,000,000	U.S. Treasury Bill, 0.10%, due 09/04/14 (a) (d)	44,999,531
8,000,000	U.S. Treasury Bill, 0.08%, due 09/11/14 (a) (d)	7,999,800
211,000,000	U.S. Treasury Bill, 0.09%, due 09/18/14 (a) (d)	210,990,916
150,000,000	U.S. Treasury Bill, 0.06%, due 10/02/14 (a) (d)	149,991,750
55,000,000	U.S. Treasury Bill, 0.05%, due 10/23/14 (a) (d)	54,996,193
70,000,000	U.S. Treasury Bill, 0.02%, due 10/30/14 (a) (d)	69,997,200
4,000,000	U.S. Treasury Bill, 0.03%, due 11/28/14 (a) (d)	3,999,736
75,000,000	U.S. Treasury Bill, 0.02%, due 12/04/14 (a) (d)	74,997,075
50,000,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (a) (d)	49,996,450
91,000,000	U.S. Treasury Bill, 0.03%, due 01/15/15 (a) (d) (e)	90,991,446
20,000,000	U.S. Treasury Bill, 0.05%, due 02/26/15 (d) (e)	19,995,080

	Total U.S. Government	778,955,177

	TOTAL SHORT-TERM INVESTMENTS (COST $837,592,808)	837,615,010

	TOTAL INVESTMENTS — 96.7% (Cost $1,313,218,836)	1,312,984,113
	Other Assets and Liabilities (net) — 3.3%	44,939,661

	TOTAL NET ASSETS — 100.0%	$1,357,923,774

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/30/2014	JPM	CAD	54,100,000	USD	49,972,566	$248,301
09/30/2014	MSCI	CAD	40,900,000	USD	37,785,877	193,965
09/18/2014	BCLY	EUR	30,600,000	USD	40,802,981	592,747
09/18/2014	CSI	EUR	32,000,000	USD	43,287,160	1,237,243
09/18/2014	JPM	EUR	4,000,000	USD	5,386,416	130,176
09/30/2014	CSI	JPY	711,000,000	USD	6,853,012	18,003
10/30/2014	MSCI	NZD	8,000,000	USD	6,673,760	19,436
09/30/2014	JPM	USD	6,399,122	CAD	7,000,000	34,701
09/30/2014	JPM	USD	27,233,011	JPY	2,830,000,000	(27,558)
09/30/2014	MSCI	USD	14,211,664	CAD	15,500,000	34,660
10/31/2014	JPM	USD	26,975,268	NZD	32,400,000	(27,935)

						$2,453,739

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
178	Australian Government Bond 10 Yr.	September 2014	$20,444,961	$899,452
1,050	Euro STOXX 50	September 2014	43,716,621	(900,914)
2,114	FTSE 100	September 2014	238,801,527	2,681,811
180	Hang Seng	September 2014	28,655,970	(402,060)
3,282	Mini MSCI	September 2014	178,179,780	7,023,538
205	MSCI Singapore	September 2014	12,380,485	(56,428)
983	MSCI Taiwan	September 2014	33,913,763	314,162
2,520	S&P 500 E-Mini Index	September 2014	252,176,400	7,427,298
268	S&P TSE 60 Index	September 2014	44,233,680	1,127,111
1,727	Soybean (a)	November 2014	88,443,987	(12,961,734)
3,463	U.S. Treasury Note 10 Yr. (CBT)	December 2014	435,580,469	913,680
109	UK Gilt Long Bond	December 2014	20,545,791	209,665

			$1,397,073,434	$6,275,581

50	See accompanying consolidated notes to the financial statements.

GMO Systematic Global Macro Opportunity Fund (formerly GMO Alternative Asset Opportunity Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Futures Contracts (continued)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
3,726	Corn (a)	December 2014	$67,952,925	$132,025
292	Gold 100 OZ (a)	December 2014	37,592,080	997,483
411	Japanese Government Bond 10 Yr. (TSE)	September 2014	577,639,771	(2,514,841)
452	Nikkei 225	September 2014	67,103,653	(1,762,736)
290	Russell 2000 Mini	September 2014	34,028,600	(947,984)
349	Silver (a)	December 2014	34,013,540	832,027
725	SPI 200	September 2014	95,208,882	(3,034,880)

			$913,539,451	$(6,298,906)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Systematic Global Macro Opportunity Fund (formerly GMO Alternative Asset Opportunity Fund).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2014.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 52.

See accompanying consolidated notes to the financial statements.	51

GMO Trust Funds

Consolidated Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBA - British Banks Association

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security.

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

FGIC - Insured as to the payment of principal and interest by Financial Guaranty

Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

NFPG - National Public Finance Guarantee Corporation

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BNP - BNP Paribus

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co.

International PLC

UBS - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

52

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited)

	Alpha Only Fund	Consolidated Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$5,833,718,473	$4,952,332,205	$5,414,126,517
Investments in unaffiliated issuers, at value (Note 2)(b)	5,288,697,737	13,047,762,784	71,234	3,564,626
Foreign currency, at value (Note 2)(c)	4,675,026	8,894,148	—	—
Receivable for investments sold	2,579,290	2,942,577	—	205,596
Receivable for investments sold short	—	861,786,641	—	—
Receivable for Fund shares sold	3,000,462	48,261,087	47,117,860	3,731
Dividends and interest receivable	8,456,298	20,728,859	1,320	9,860
Foreign taxes receivable	757,061	7,282,246	—	—
Unrealized appreciation on open forward currency contracts (Note 4)	19,622,737	12,189,871	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	463,050	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	575	361,178	—	—
Due from broker (Note 2)	5,849,461	623,552,355	—	—
Receivable for open OTC swap contracts (Note 4)	430,256	—	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	108,252	3,794,993	25,629	35,271
Miscellaneous receivable	—	32,832	59,558	279

Total assets	5,334,177,155	20,471,771,094	4,999,607,806	5,417,945,880

Liabilities:
Investments sold short, at value(d)	—	1,459,296,835	—	—
Payable for investments purchased	2,836,104	44,481,886	45,815,508	7,672
Payable for Fund shares repurchased	—	5,656,887	1,363,230	257,056
Accrued capital gain taxes payable (Note 2)	—	1,904,023	—	—
Payable to affiliate for (Note 5):
Management fee	2,248,407	10,312,610	—	—
Supplemental support fee – Class MF	—	990,483	—	—
Shareholder service fee	451,529	775,397	—	—
Payable for variation margin on open futures contracts (Note 4)	5,692,445	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	589,763	480,475	—	—
Interest and dividend payable for short sales	—	487,482	—	—
Payable for open OTC swap contracts (Note 4)	8,984,577	—	—	—
Written options outstanding, at value (Note 4)(e)	—	1,414,000	—	—
Payable to agents unaffiliated with the Manager	403	3,007	496	589
Payable to Trustees and related expenses	582	4,348	1,038	1,423
Accrued expenses	230,930	1,775,374	100,657	144,685

Total liabilities	21,034,740	1,527,582,807	47,280,929	411,425

Net assets	$5,313,142,415	$18,944,188,287	$4,952,326,877	$5,417,534,455

(a) Cost of investments – affiliated issuers:	$—	$5,778,111,191	$4,904,233,609	$5,106,469,189
(b) Cost of investments – unaffiliated issuers:	$5,173,072,223	$12,585,013,291	$71,234	$3,182,331
(c) Cost of foreign currency:	$4,706,938	$8,911,213	$—	$—
(d) Proceeds from securities sold short:	$—	$1,439,571,602	$—	$—
(e) Premiums on written options:	$—	$2,221,163	$—	$—

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Alpha Only Fund	Consolidated Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$5,954,596,605	$18,102,589,400	$4,861,200,028	$5,104,131,581
Accumulated undistributed net investment income	52,504,361	173,172,458	21,150,901	27,288,476
Accumulated net realized gain (loss)	(715,511,236)	170,298,705	21,877,352	(21,925,225)
Net unrealized appreciation	21,552,685	498,127,724	48,098,596	308,039,623

	$5,313,142,415	$18,944,188,287	$4,952,326,877	$5,417,534,455

Net assets attributable to:
Class III shares	$43,419,989	$4,315,610,980	$4,952,326,877	$5,417,534,455

Class IV shares	$5,269,722,426	$2,697,435,683	$—	$—

Class MF shares	$—	$11,931,141,624	$—	$—

Shares outstanding:
Class III	1,828,799	156,162,692	237,490,855	462,412,804

Class IV	221,727,373	97,641,456	—	—

Class MF	—	431,689,938	—	—

Net asset value per share:
Class III	$23.74	$27.64	$20.85	$11.72

Class IV	$23.77	$27.63	$—	$—

Class MF	$—	$27.64	$—	$—

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,718,223,983	$3,635,320,818	$1,195,637,135	$1,804,240,817
Investments in unaffiliated issuers, at value (Note 2)(b)	41,950	55,768	41,283	47,574
Receivable for investments sold	—	1,856,331	—	—
Receivable for Fund shares sold	—	8,000,000	109,955	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	12,573	19,387	11,413	12,710
Miscellaneous receivable	—	2,042	84	—

Total assets	1,718,278,506	3,645,254,346	1,195,799,870	1,804,301,101

Liabilities:
Payable for investments purchased	—	—	105,082	—
Payable for Fund shares repurchased	—	9,858,891	4,961	—
Payable to agents unaffiliated with the Manager	186	341	124	217
Payable to Trustees and related expenses	429	607	225	441
Accrued expenses	55,511	75,680	51,824	60,426

Total liabilities	56,126	9,935,519	162,216	61,084

Net assets	$1,718,222,380	$3,635,318,827	$1,195,637,654	$1,804,240,017

Net assets consist of:
Paid-in capital	$1,504,925,913	$3,363,228,438	$1,196,347,065	$1,622,553,235
Accumulated undistributed net investment income	14,235,619	26,248,386	16,152,217	20,177,338
Accumulated net realized gain (loss)	(7,792,033)	25,999,983	(185,597,281)	(66,241,549)
Net unrealized appreciation	206,852,881	219,842,020	168,735,653	227,750,993

	$1,718,222,380	$3,635,318,827	$1,195,637,654	$1,804,240,017

Net assets attributable to:
Class III shares	$1,718,222,380	$3,635,318,827	$1,195,637,654	$1,804,240,017

Shares outstanding:
Class III	70,801,885	392,185,894	65,612,177	155,832,596

Net asset value per share:
Class III	$24.27	$9.27	$18.22	$11.58

(a) Cost of investments – affiliated issuers:	$1,511,371,102	$3,415,478,798	$1,026,901,482	$1,576,489,824
(b) Cost of investments – unaffiliated issuers:	$41,950	$55,768	$41,283	$47,574

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2014 (Unaudited) — (Continued)

	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund	Consolidated Systematic Global Macro Opportunity Fund*
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$2,454,091,984	$475,369,103
Investments in unaffiliated issuers, at value (Note 2)(b)	522,000,338	1,186,163	837,615,010
Foreign currency, at value (Note 2)(c)	2,850,640	—	21,045
Receivable for Fund shares sold	1,356,396	9,327,743	—
Dividends and interest receivable	252,414	348	18,796
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	2,509,232
Receivable for variation margin on open futures contracts (Note 4)	—	—	1,027,237
Due from broker (Note 2)	175	—	42,550,081
Receivable for open OTC swap contracts (Note 4)	96,238	—	—
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	18,114	20,107	67,954
Miscellaneous receivable	6,816	4,696	—

Total assets	526,581,131	2,464,631,041	1,359,178,458

Liabilities:
Payable for investments purchased	23,908,383	7,807,781	18,422
Payable for Fund shares repurchased	—	1,505,134	—
Payable to affiliate for (Note 5):
Management fee	462,341	—	805,248
Shareholder service fee	23,117	—	172,552
Payable for variation margin on open futures contracts (Note 4)	119,700	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	55,493
Payable for open OTC swap contracts (Note 4)	133,379	—	—
Written options outstanding, at value (Note 4)(d)	770,000	—	—
Payable to agents unaffiliated with the Manager	62	279	7,789
Payable to Trustees and related expenses	510	663	1,018
Accrued expenses	54,331	98,983	194,162

Total liabilities	25,471,823	9,412,840	1,254,684

Net assets	$501,109,308	$2,455,218,201	$1,357,923,774

Net assets consist of:
Paid-in capital	$502,692,791	$2,164,806,924
Accumulated undistributed net investment income (loss)	(308,431)	15,264,590
Accumulated net realized gain (loss)	(722,374)	29,769,666
Net unrealized appreciation (depreciation)	(552,678)	245,377,021

	$501,109,308	$2,455,218,201

Net assets attributable to:
Class III shares	$—	$2,455,218,201	$1,357,923,774

Class VI shares	$501,109,308	$—	$—

Shares outstanding:
Class III	—	106,515,806	41,477,606

Class VI	25,010,731	—	—

Net asset value per share:
Class III	$—	$23.05	$32.74

Class VI	$20.04	$—	$—

(a) Cost of investments – affiliated issuers:	$—	$2,208,752,174	$475,626,028
(b) Cost of investments – unaffiliated issuers:	$523,735,012	$1,148,952	$837,592,808
(c) Cost of foreign currency:	$2,852,130	$—	$20,191
(d) Premiums on written options:	$1,068,405	$—	$—
* Formerly Alternative Asset Opportunity Fund.

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited)

	Alpha Only Fund	Consolidated Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$—	$21,966,821	$28,877,719	$34,539,752
Dividends from unaffiliated issuers (Net of withholding tax)(a)	49,071,307	134,959,671	—	—
Interest	520,968	36,585,406	18	224,401

Total investment income	49,592,275	193,511,898	28,877,737	34,764,153

Expenses:
Management fee (Note 5)	10,976,157	55,753,852	—	—
Shareholder service fee – Class III (Note 5)	29,288	2,821,154	—	—
Shareholder service fee – Class IV (Note 5)	2,175,706	1,330,177	—	—
Supplemental support fee – Class MF (Note 5)	—	5,366,569	—	—
Interest expense (Note 2)	—	1,958	—	—
Audit and tax fees	35,696	115,644	15,364	46,460
Custodian, fund accounting agent and transfer agent fees	561,752	1,983,796	41,952	52,256
Dividend expense on short sales	—	503,464	—	—
Legal fees	34,500	235,704	38,732	47,012
Registration fees	4,087	162,506	—	4,426
Transfer agent fees	20,148	—	—	—
Trustees fees and related expenses (Note 5)	21,935	151,628	23,933	28,863
Miscellaneous	32,998	121,699	15,329	21,634

Total expenses	13,892,267	68,548,151	135,310	200,651
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(683,875)	(2,572,530)	(108,433)	(168,201)
Indirectly incurred fees waived or borne by Manager (Note 5)	—	(12,431,115)	—	—
Supplemental support fee waived – Class MF (Note 5)	—	(1,440,629)	—	—
Shareholder service fee waived (Note 5)	—	(2,703,398)	—	—

Net expenses	13,208,392	49,400,479	26,877	32,450

Net investment income (loss)	36,383,883	144,111,419	28,850,860	34,731,703

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	49,599,642	257,870,759	—	97,208
Investments in affiliated issuers	—	20,669,509	3,536,877	60,785,097
Realized gain distributions from affiliated issuers (Note 10)	—	—	40,990,783	26,805,389
Futures contracts	(169,510,034)	2,458,905	—	—
Written options	—	33,152,318	—	—
Swap contracts	(14,803,607)	14,184,388	—	—
Foreign currency, forward contracts and foreign currency related transactions	(1,744,273)	(33,500,418)	—	—

Net realized gain (loss)	(136,458,272)	294,835,461	44,527,660	87,687,694

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(c)	32,027,299	73,755,286	—	71,488
Investments in affiliated issuers	—	25,600,840	122,813,732	73,110,759
Investments in securities sold short	—	(19,725,233)	—	—
Futures contracts	(25,715,306)	(2,260,135)	—	—
Written options	—	(3,229,176)	—	—
Swap contracts	7,192,898	(8,635,804)	—	—
Foreign currency, forward contracts and foreign currency related transactions	26,820,218	51,468,828	—	—

Net unrealized gain (loss)	40,325,109	116,974,606	122,813,732	73,182,247

Net realized and unrealized gain (loss)	(96,133,163)	411,810,067	167,341,392	160,869,941

Net increase (decrease) in net assets resulting from operations	$(59,749,280)	$555,921,486	$196,192,252	$195,601,644

(a) Withholding tax:	$3,130,915	$12,676,196	$—	$—
(b) Foreign capital gains tax on net realized gains (loss):	$—	$540,716	$—	$—
(c) Foreign capital gains tax on change in net unrealized appreciation/(depreciation):	$—	$1,321,970	$—	$—

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$16,744,276	$31,143,573	$18,068,524	$23,050,220
Interest	3	12	4	15

Total investment income	16,744,279	31,143,585	18,068,528	23,050,235

Expenses:
Audit and tax fees	12,604	12,604	12,604	12,604
Custodian, fund accounting agent and transfer agent fees	31,372	39,560	32,752	32,476
Legal fees	13,984	26,711	9,936	15,916
Registration fees	2,480	18,840	1,612	10,761
Trustees fees and related expenses (Note 5)	8,912	16,549	6,213	9,707
Miscellaneous	7,934	12,861	6,235	7,727

Total expenses	77,286	127,125	69,352	89,191
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(67,270)	(108,153)	(62,403)	(78,197)

Net expenses	10,016	18,972	6,949	10,994

Net investment income (loss)	16,734,263	31,124,613	18,061,579	23,039,241

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	18,902,557	26,392,292	7,288,711	16,052,414
Realized gain distributions from affiliated issuers (Note 10)	14,806,489	29,351,216	—	—

Net realized gain (loss)	33,709,046	55,743,508	7,288,711	16,052,414

Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	14,978,932	49,050,671	(10,416,327)	20,313,630

Net unrealized gain (loss)	14,978,932	49,050,671	(10,416,327)	20,313,630

Net realized and unrealized gain (loss)	48,687,978	104,794,179	(3,127,616)	36,366,044

Net increase (decrease) in net assets resulting from operations	$65,422,241	$135,918,792	$14,933,963	$59,405,285

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2014 (Unaudited) — (Continued)

	Consolidated Special Opportunities Fund*	Strategic Opportunities Allocation Fund	Consolidated Systematic Global Macro Opportunity Fund**
Investment Income:
Dividends from affiliated issuers (Note 10)	$—	$19,422,109	$180,386
Dividends from unaffiliated issuers	205,708	—	—
Interest	67,380	69,312	201,402

Total investment income	273,088	19,491,421	381,788

Expenses:
Management fee (Note 5)	506,889	—	5,699,937
Shareholder service fee – Class III (Note 5)	—	—	1,221,415
Shareholder service fee – Class VI (Note 5)	25,344	—	—
Audit and tax fees	19,515	41,952	44,436
Custodian, fund accounting agent and transfer agent fees	30,071	35,236	155,572
Legal fees	3,060	21,252	17,756
Registration fees	1,292	2,614	—
Trustees fees and related expenses (Note 5)	8,852	13,110	15,824
Miscellaneous	5,210	9,588	18,617

Total expenses	600,233	123,752	7,173,557
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(18,714)	(108,986)	(963,195)
Indirectly incurred fees waived or borne by Manager (Note 5)	—	—	(3,823)
Shareholder service fee waived (Note 5)	—	—	(841)

Net expenses	581,519	14,766	6,205,698

Net investment income (loss)	(308,431)	19,476,655	(5,823,910)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(942,261)	196,597	—
Investments in affiliated issuers	—	29,734,073	(96,716)
Realized gain distributions from affiliated issuers (Note 10)	—	15,670,175	30,099
Futures contracts	—	—	84,896,780
Swap contracts	152,204	—	—
Foreign currency, forward contracts and foreign currency related transactions	67,683	—	(12,035,114)

Net realized gain (loss)	(722,374)	45,600,845	72,795,049

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,734,674)	(185,115)	(55,891)
Investments in affiliated issuers	—	46,765,619	179,208
Futures contracts	673,313	—	(38,318,199)
Written options	298,405	—	—
Swap contracts	(37,141)	—	—
Foreign currency, forward contracts and foreign currency related transactions	247,419	—	(5,529,812)

Net unrealized gain (loss)	(552,678)	46,580,504	(43,724,694)

Net realized and unrealized gain (loss)	(1,275,052)	92,181,349	29,070,355

Net increase (decrease) in net assets resulting from operations	$(1,583,483)	$111,658,004	$23,246,445

*	For the period July 28, 2014 (commencement of operations) through August 31, 2014.
**	Formerly Alternative Asset Opportunity Fund.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Consolidated Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$36,383,883	$82,124,149	$144,111,419	$168,569,815
Net realized gain (loss)	(136,458,272)	(44,322,553)	294,835,461	299,282,574
Change in net unrealized appreciation (depreciation)	40,325,109	(73,977,925)	116,974,606	234,320,351

Net increase (decrease) in net assets from operations	(59,749,280)	(36,176,329)	555,921,486	702,172,740

Distributions to shareholders from:
Net investment income
Class III	—	(22,413)	(9,950,871)	(34,147,006)
Class IV	—	(4,341,555)	(6,893,615)	(24,177,771)
Class MF	—	—	(29,911,760)	(98,643,882)

Total distributions from net investment income	—	(4,363,968)	(46,756,246)	(156,968,659)

Net realized gains
Class III	—	—	(46,089,768)	(33,988,864)
Class IV	—	—	(30,508,322)	(25,230,938)
Class MF	—	—	(128,273,881)	(97,011,291)

Total distributions from net realized gains	—	—	(204,871,971)	(156,231,093)

Net share transactions (Note 9):
Class III	8,491,121	(16,088,798)	1,143,117,216	2,049,759,394
Class IV	1,805,490,132	174,522,564	134,139,301	1,746,025,384
Class MF	—	—	2,633,259,660	5,904,643,448

Increase (decrease) in net assets resulting from net share transactions	1,813,981,253	158,433,766	3,910,516,177	9,700,428,226

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	974,491	2,452,052
Class IV	—	—	688,798	1,645,714
Class MF	—	—	2,777,730	6,822,311

Increase in net assets resulting from purchase premiums and redemption fees	—	—	4,441,019	10,920,077

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	1,813,981,253	158,433,766	3,914,957,196	9,711,348,303

Total increase (decrease) in net assets	1,754,231,973	117,893,469	4,219,250,465	10,100,321,291

Net assets:
Beginning of period	3,558,910,442	3,441,016,973	14,724,937,822	4,624,616,531

End of period	$5,313,142,415	$3,558,910,442	$18,944,188,287	$14,724,937,822

Accumulated undistributed net investment income	$52,504,361	$16,120,478	$173,172,458	$75,817,285

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$28,850,860	$110,678,893	$34,731,703	$118,575,976
Net realized gain (loss)	44,527,660	530,424,802	87,687,694	357,375,423
Change in net unrealized appreciation (depreciation)	122,813,732	(257,856,290)	73,182,247	47,242,990

Net increase (decrease) in net assets from operations	196,192,252	383,247,405	195,601,644	523,194,389

Distributions to shareholders from:
Net investment income
Class III	(20,931,549)	(136,665,852)	(23,739,293)	(125,727,878)

Total distributions from net investment income	(20,931,549)	(136,665,852)	(23,739,293)	(125,727,878)

Net realized gains
Class III	(452,986,709)	(100,155,564)	(210,714,482)	—

Total distributions from net realized gains	(452,986,709)	(100,155,564)	(210,714,482)	—

Net share transactions (Note 9):
Class III	861,661,533	279,276,682	93,041,132	200,187,857

Increase (decrease) in net assets resulting from net share transactions	861,661,533	279,276,682	93,041,132	200,187,857

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	733,327	372,913	432,056	1,126,202

Increase in net assets resulting from purchase premiums and redemption fees	733,327	372,913	432,056	1,126,202

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	862,394,860	279,649,595	93,473,188	201,314,059

Total increase (decrease) in net assets	584,668,854	426,075,584	54,621,057	598,780,570

Net assets:
Beginning of period	4,367,658,023	3,941,582,439	5,362,913,398	4,764,132,828

End of period	$4,952,326,877	$4,367,658,023	$5,417,534,455	$5,362,913,398

Accumulated undistributed net investment income	$21,150,901	$13,231,590	$27,288,476	$16,296,066

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$16,734,263	$41,140,420	$31,124,613	$80,775,866
Net realized gain (loss)	33,709,046	204,945,473	55,743,508	293,939,749
Change in net unrealized appreciation (depreciation)	14,978,932	59,492,452	49,050,671	53,407,849

Net increase (decrease) in net assets from operations	65,422,241	305,578,345	135,918,792	428,123,464

Distributions to shareholders from:
Net investment income
Class III	(6,230,660)	(44,342,182)	(10,631,647)	(85,925,161)

Total distributions from net investment income	(6,230,660)	(44,342,182)	(10,631,647)	(85,925,161)

Net realized gains
Class III	(112,411,209)	—	(198,839,603)	(107,875,263)

Total distributions from net realized gains	(112,411,209)	—	(198,839,603)	(107,875,263)

Net share transactions (Note 9):
Class III	180,258,273	(201,948,041)	759,776,149	492,556,303

Increase (decrease) in net assets resulting from net share transactions	180,258,273	(201,948,041)	759,776,149	492,556,303

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	123,600	—	776,213	765,632

Increase in net assets resulting from purchase premiums and redemption fees	123,600	—	776,213	765,632

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	180,381,873	(201,948,041)	760,552,362	493,321,935

Total increase (decrease) in net assets	127,162,245	59,288,122	686,999,904	727,644,975

Net assets:
Beginning of period	1,591,060,135	1,531,772,013	2,948,318,923	2,220,673,948

End of period	$1,718,222,380	$1,591,060,135	$3,635,318,827	$2,948,318,923

Accumulated undistributed net investment income	$14,235,619	$3,732,016	$26,248,386	$5,755,420

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Developed Equity Allocation Fund		International Equity Allocation Fund
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$18,061,579	$34,743,336	$23,039,241	$51,718,669
Net realized gain (loss)	7,288,711	93,945,145	16,052,414	135,965,878
Change in net unrealized appreciation (depreciation)	(10,416,327)	109,855,087	20,313,630	68,663,773

Net increase (decrease) in net assets from operations	14,933,963	238,543,568	59,405,285	256,348,320

Distributions to shareholders from:
Net investment income
Class III	(1,907,772)	(35,747,161)	(4,361,638)	(52,864,550)

Total distributions from net investment income	(1,907,772)	(35,747,161)	(4,361,638)	(52,864,550)

Net realized gains
Class III	—	—	(21,653,521)	(60,156,343)

Total distributions from net realized gains	—	—	(21,653,521)	(60,156,343)

Net share transactions (Note 9):
Class III	32,036,405	(19,098,920)	(19,722,202)	261,081,914

Increase (decrease) in net assets resulting from net share transactions	32,036,405	(19,098,920)	(19,722,202)	261,081,914

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	83,504	—	254,584	758,027

Increase in net assets resulting from purchase premiums and redemption fees	83,504	—	254,584	758,027

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	32,119,909	(19,098,920)	(19,467,618)	261,839,941

Total increase (decrease) in net assets	45,146,100	183,697,487	13,922,508	405,167,368

Net assets:
Beginning of period	1,150,491,554	966,794,067	1,790,317,509	1,385,150,141

End of period	$1,195,637,654	$1,150,491,554	$1,804,240,017	$1,790,317,509

Accumulated undistributed net investment income	$16,152,217	$—	$20,177,338	$1,499,735

Distributions in excess of net investment income	$—	$(1,590)	$—	$—

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
	For the period July 28, 2014 (commencement of operations) through August 31, 2014 (Unaudited)	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(308,431)	$19,476,655	$68,701,248
Net realized gain (loss)	(722,374)	45,600,845	238,978,296
Change in net unrealized appreciation (depreciation)	(552,678)	46,580,504	52,643,122

Net increase (decrease) in net assets from operations	(1,583,483)	111,658,004	360,322,666

Distributions to shareholders from:
Net investment income
Class III	—	(8,814,315)	(76,983,477)

Total distributions from net investment income	—	(8,814,315)	(76,983,477)

Net realized gains
Class III	—	(142,226,808)	(89,148,699)

Total distributions from net realized gains	—	(142,226,808)	(89,148,699)

Net share transactions (Note 9):
Class III	—	38,658,509	92,551,286
Class VI	500,179,327	—	—

Increase (decrease) in net assets resulting from net share transactions	500,179,327	38,658,509	92,551,286

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	79,378	194,145
Class VI	2,513,464	—	—

Increase in net assets resulting from purchase premiums and redemption fees	2,513,464	79,378	194,145

Total increase (decrease) in net assets resulting from net share transactions and purchase premiums and redemption fees	502,692,791	38,737,887	92,745,431

Total increase (decrease) in net assets	501,109,308	(645,232)	286,935,921

Net assets:
Beginning of period	—	2,455,863,433	2,168,927,512

End of period	$501,109,308	$2,455,218,201	$2,455,863,433

Accumulated undistributed net investment income (loss)	$(308,431)	$15,264,590	$4,602,250

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Systematic Global Macro Opportunity Fund*
	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(5,823,910)	$(11,232,410)
Net realized gain (loss)	72,795,049	73,146,405
Change in net unrealized appreciation (depreciation)	(43,724,694)	29,955,638

Net increase (decrease) in net assets from operations	23,246,445	91,869,633

Net share transactions (Note 9):
Class III	(327,511,715)	610,567,812

Increase (decrease) in net assets resulting from net share transactions	(327,511,715)	610,567,812

Total increase (decrease) in net assets	(304,265,270)	702,437,445

Net assets:
Beginning of period	1,662,189,044	959,751,599

End of period	$1,357,923,774	$1,662,189,044

* Formerly Alternative Asset Opportunity Fund.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011(a)		2010(a)				2014		2013		2012		2011(a)		2010(a)
Net asset value, beginning of period	$23.98		$24.22		$24.13		$23.49		$24.55		$28.85		$23.99		$24.24		$24.14		$23.50		$24.55		$28.85

Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.53	(b)	0.51	(b)	0.46	(b)	0.30	(b)	0.55	(b)	0.20		0.58	(b)	0.60	(b)	0.47	(b)	0.31	(b)	0.55	(b)
Net realized and unrealized gain (loss)	(0.44)		(0.76)		(0.35)		0.52		(1.36)		(3.35)		(0.42)		(0.80)		(0.42)		0.52		(1.36)		(3.35)

Total from investment operations	(0.24)		(0.23)		0.16		0.98		(1.06)		(2.80)		(0.22)		(0.22)		0.18		0.99		(1.05)		(2.80)

Less distributions to shareholders:
From net investment income	—		(0.01)		(0.07)		(0.34)		—		(1.50)		—		(0.03)		(0.08)		(0.35)		—		(1.50)

Total distributions	—		(0.01)		(0.07)		(0.34)		—		(1.50)		—		(0.03)		(0.08)		(0.35)		—		(1.50)

Net asset value, end of period	$23.74		$23.98		$24.22		$24.13		$23.49		$24.55		$23.77		$23.99		$24.24		$24.14		$23.50		$24.55

Total Return(c)	(1.00	)%**	(0.94)%		0.67%		4.13%		(4.32)%		(10.30)%		(0.92	)%**	(0.93)%		0.73%		4.19%		(4.28)%		(10.30)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,420		$35,392		$51,886		$37,752		$59,746		$71,481		$5,269,722		$3,523,518		$3,389,131		$2,086,001		$1,930,347		$1,648,282
Net expenses to average daily net assets	0.65	%*	0.30	%(d)(e)	0.23	%(d)(e)	0.24	%(d)(e)	0.23	%(d)(e)	0.24	%(d)(e)	0.60	%*	0.26	%(d)(e)	0.18	%(d)(e)	0.19	%(d)(e)	0.18	%(d)(e)	0.18	%(d)(e)
Net investment income (loss) to average daily net assets(b)	1.65	%*	2.19%		2.10%		1.89%		1.26%		2.16%		1.66	%*	2.42%		2.47%		1.91%		1.27%		2.11%
Portfolio turnover rate	35	%**	66%		104%		125%		89%		114%		35	%**	66%		104%		125%		89%		114%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.03	%*	0.37	%(f)	0.44	%(f)	0.44	%(f)	0.46	%(f)	0.45	%(f)	0.03	%*	0.36	%(f)	0.44	%(f)	0.43	%(f)	0.46	%(f)	0.46	%(f)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Ratios include indirect fees waived or borne by the Fund.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED BENCHMARK-FREE ALLOCATION FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,
			2014		2013		2012		2011		2010				2014		2013(h)
Net asset value, beginning of period	$27.07		$25.77		$24.03		$22.72		$21.49		$17.51		$27.06		$25.75		$24.91

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.48		0.30		0.21		0.36		0.64		0.22		0.46		0.03
Net realized and unrealized gain (loss)	0.73		1.57		1.62		1.44	(b)	1.28		4.11		0.74		1.61		0.96

Total from investment operations	0.96		2.05		1.92		1.65		1.64		4.75		0.96		2.07		0.99

Less distributions to shareholders:
From net investment income	(0.07)		(0.39)		(0.18)		(0.34)		(0.41)		(0.75)		(0.07)		(0.40)		(0.15)
From net realized gains	(0.32)		(0.36)		—		—		—		(0.02)		(0.32)		(0.36)		—

Total distributions	(0.39)		(0.75)		(0.18)		(0.34)		(0.41)		(0.77)		(0.39)		(0.76)		(0.15)

Net asset value, end of period	$27.64		$27.07		$25.77		$24.03		$22.72		$21.49		$27.63		$27.06		$25.75

Total Return(c)	3.53	%**	8.03%		8.03%		7.36%		7.69%		27.18%		3.54	%**	8.12%		3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,315,611		$3,109,509		$970,749		$114,452		$3,170,573		$1,733,173		$2,697,436		$2,511,906		$705,982
Net operating expenses to average daily net assets(d)	0.63	%*	0.59	%(g)*	0.54	%(g)	0.01	%(f)(g)	0.00	%(e)(g)	0.00	%(e)(g)	0.58	%*	0.54	%(g)	0.48	%(g)*
Interest and dividend expenses to average daily net assets(k)	0.00	%*(e)	—		—		—		—		—		0.00	%(e)*	—		—
Total net expenses to average daily net assets	0.63	%*	0.59%		0.54%		0.01%		0.00%		0.00%		0.58%		0.54%		0.48%
Net investment income (loss) to average daily net assets(d)	1.68	%*	1.79%		1.23%		0.93%		1.63%		3.14%		1.58	%*	1.73%		0.60	%*
Portfolio turnover rate	41	%**	52%		42%		33%		19%		24%		41	**%	52%		42	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(m)	0.21	%*	0.27%		0.41%		0.05%		0.01%		0.01%		0.21	%*	0.27%		0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.07		$0.00	(i)	$0.01		$0.01		$0.01		$0.03		$0.01

	Class MF Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,
			2014		2013(j)
Net asset value, beginning of period	$27.07		$25.76		$24.10

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.49		0.33
Net realized and unrealized gain (loss)	0.72		1.58		1.52

Total from investment operations	0.96		2.07		1.85

Less distributions to shareholders:
From net investment income	(0.07)		(0.40)		(0.19)
From net realized gains	(0.32)		(0.36)		—

Total distributions	(0.39)		(0.76)		(0.19)

Net asset value, end of period	$27.64		$27.07		$25.76

Total Return(c)	3.55	%**	8.11%		7.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,931,142		$9,103,523		$2,947,886
Net operating expenses to average daily net assets(d)	0.55	%*(l)	0.53	%(g)	0.49	%(g)
Interest and dividend expense to average daily net assets(k)	0.00	%(e)*	—		—
Total net expenses to average daily net assets	0.55	%*	0.53%		0.49%
Net investment income (loss) to average daily net assets(a)	1.70	%*	1.83%		1.34%
Portfolio turnover rate	41	%**	52%		42%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(m)	0.23	%*	0.27%		0.41%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.03		$0.06
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Effective January 1, 2012, the Fund pays GMO a management fee of 0.65% of the Fund’s average daily net assets (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
(j)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
(k)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(l)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(m)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012(a)
Net asset value, beginning of period	$22.09		$21.33		$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.14		0.59		0.52		0.41
Net realized and unrealized gain (loss)	0.86		1.45		1.34		0.83

Total from investment operations	1.00		2.04		1.86		1.24

Less distributions to shareholders:
From net investment income	(0.10)		(0.74)		(0.68)		(0.40)
From net realized gains	(2.14)		(0.54)		(0.61)		(0.08)

Total distributions	(2.24)		(1.28)		(1.29)		(0.48)

Net asset value, end of period	$20.85		$22.09		$21.33		$20.76

Total Return(c)	4.48	%**	9.66%		9.25%		6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,952,327		$4,367,658		$3,941,582		$3,515,321
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00	%(f)	0.00	%(f)	0.00	%(f)*
Net investment income (loss) to average daily net assets(b)	1.24	%*	2.67%		2.51%		2.91	%*
Portfolio turnover rate	36	%**	51%		31%		23	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.00	%(g)*	0.00	%(g)	0.01%		0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†(h)	$0.00		$0.00		$0.00		$0.00
(a)	Period from June 15, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Fees and expenses reimbursed by the manager were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.80		$10.90		$10.40		$10.22		$9.30		$7.28

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.27		0.29		0.24		0.17		0.27
Net realized and unrealized gain (loss)	0.36		0.91		0.50		0.21		0.94		2.10

Total from investment operations	0.44		1.18		0.79		0.45		1.11		2.37

Less distributions to shareholders:
From net investment income	(0.05)		(0.28)		(0.29)		(0.27)		(0.19)		(0.35)
From net realized gains	(0.47)		—		—		—		—		—

Total distributions	(0.52)		(0.28)		(0.29)		(0.27)		(0.19)		(0.35)

Net asset value, end of period	$11.72		$11.80		$10.90		$10.40		$10.22		$9.30

Total Return(b)	3.70	%**	10.88%		7.65%		4.51%		11.98%		32.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,417,534		$5,362,913		$4,764,133		$3,612,740		$3,457,703		$3,104,293
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.26	%*	2.33%		2.70%		2.37%		1.73%		3.00%
Portfolio turnover rate	14	%**	46%		29%		40%		32%		29%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):(f)†	$0.00		$0.00		$0.00		$0.00		$0.00		$0.00
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$25.00		$21.13		$19.49		$19.32		$16.74		$12.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25		0.61		0.57		0.40		0.28		0.42
Net realized and unrealized gain (loss)	0.80		3.96		1.73		0.18		2.59		4.47

Total from investment operations	1.05		4.57		2.30		0.58		2.87		4.89

Less distributions to shareholders:
From net investment income	(0.09)		(0.70)		(0.66)		(0.41)		(0.29)		(0.44)
From net realized gains	(1.69)		—		—		—		—		—

Total distributions	(1.78)		(0.70)		(0.66)		(0.41)		(0.29)		(0.44)

Net asset value, end of period	$24.27		$25.00		$21.13		$19.49		$19.32		$16.74

Total Return(b)	4.13	%**	21.68%		11.95%		3.14%		17.19%		39.64%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,718,222		$1,591,060		$1,531,772		$1,235,143		$1,215,043		$1,059,840
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.98	%*	2.62%		2.86%		2.11%		1.61%		2.64%
Portfolio turnover rate	10	%**	36%		31%		27%		20%		16%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.02%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$9.43		$8.60		$8.49		$8.60		$7.40		$5.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.28		0.25		0.19		0.15		0.20
Net realized and unrealized gain (loss)	0.35		1.21		0.57		0.00	(b)	1.17		2.11

Total from investment operations	0.44		1.49		0.82		0.19		1.32		2.31

Less distributions to shareholders:
From net investment income	(0.03)		(0.29)		(0.26)		(0.20)		(0.12)		(0.15)
From net realized gains	(0.57)		(0.37)		(0.45)		(0.10)		—		(0.05)

Total distributions	(0.60)		(0.66)		(0.71)		(0.30)		(0.12)		(0.20)

Net asset value, end of period	$9.27		$9.43		$8.60		$8.49		$8.60		$7.40

Total Return(c)	4.63	%**	17.60%		10.01%		2.47%		17.97%		43.73%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,635,319		$2,948,319		$2,220,674		$1,636,875		$1,485,712		$704,866
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.91	%*	3.02%		2.90%		2.27%		1.96%		2.78%
Portfolio turnover rate	8	%**	51%		24%		28%		6%		34%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01		$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$17.99		$14.86		$13.87		$15.23		$12.69		$9.20

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.54		0.50		0.36		0.18		0.41
Net realized and unrealized gain (loss)	(0.02)		3.16		0.97		(1.35)		2.54		3.49

Total from investment operations	0.26		3.70		1.47		(0.99)		2.72		3.90

Less distributions to shareholders:
From net investment income	(0.03)		(0.57)		(0.48)		(0.37)		(0.18)		(0.41)

Total distributions	(0.03)		(0.57)		(0.48)		(0.37)		(0.18)		(0.41)

Net asset value, end of period	$18.22		$17.99		$14.86		$13.87		$15.23		$12.69

Total Return(b)	1.43	%**	25.02%		10.71%		(6.32)%		21.53%		42.22%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,195,638		$1,150,492		$966,794		$810,338		$796,026		$661,103
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.02	%*	3.28%		3.59%		2.53%		1.34%		3.39%
Portfolio turnover rate	4	%**	52%		17%		26%		14%		20%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	—		—		—		—		$0.00	(f)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$11.37		$10.43		$9.98		$10.80		$8.96		$6.17

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.35		0.32		0.23		0.13		0.28
Net realized and unrealized gain (loss)	0.23		1.32		0.45		(0.81)		1.87		2.81

Total from investment operations	0.38		1.67		0.77		(0.58)		2.00		3.09

Less distributions to shareholders:
From net investment income	(0.03)		(0.34)		(0.32)		(0.24)		(0.16)		(0.20)
From net realized gains	(0.14)		(0.39)		—		—		—		(0.10)

Total distributions	(0.17)		(0.73)		(0.32)		(0.24)		(0.16)		(0.30)

Net asset value, end of period	$11.58		$11.37		$10.43		$9.98		$10.80		$8.96

Total Return(b)	3.29	%**	16.22%		7.79%		(5.21)%		22.43%		50.37%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,804,240		$1,790,318		$1,385,150		$1,166,993		$1,277,551		$1,017,731
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	2.49	%*	3.15%		3.26%		2.33%		1.39%		3.21%
Portfolio turnover rate	5	%**	40%		21%		29%		13%		11%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00	(f)	$0.01		$0.01		$0.00	(f)	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Period from July 28, 2014 (commencement of operations) through August 31, 2014 (Unaudited)
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.01)
Net realized and unrealized gain (loss)	0.05	(a)

Total from investment operations	0.04

Net asset value, end of period	$20.04

Total Return(b)	0.20	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$501,109
Net expenses to average daily net assets	1.26	%*
Net investment income (loss) to average daily net assets	(0.67	)%*
Portfolio turnover rate	4	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.10	*
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014		2013		2012		2011		2010
Net asset value, beginning of period	$23.43		$21.47		$21.26		$20.78		$18.54		$14.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.68		0.65		0.48		0.33		0.54
Net realized and unrealized gain (loss)	0.91		2.96		1.57		0.51		2.26		4.26

Total from investment operations	1.10		3.64		2.22		0.99		2.59		4.80

Less distributions to shareholders:
From net investment income	(0.09)		(0.78)		(0.75)		(0.51)		(0.35)		(0.63)
From net realized gains	(1.39)		(0.90)		(1.26)		—		—		—

Total distributions	(1.48)		(1.68)		(2.01)		(0.51)		(0.35)		(0.63)

Net asset value, end of period	$23.05		$23.43		$21.47		$21.26		$20.78		$18.54

Total Return(b)	4.64	%**	17.24%		10.81%		4.93%		14.02%		33.44%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,455,218		$2,455,863		$2,168,928		$2,022,555		$1,752,168		$1,851,213
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	1.56	%*	2.99%		3.01%		2.33%		1.73%		3.04%
Portfolio turnover rate	10	%**	53%		34%		35%		36%		14%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(f)	$0.00	(f)	$0.00	(f)	—		—		$0.00	(f)
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SYSTEMATIC GLOBAL MACRO OPPORTUNITY FUND (FORMERLY ALTERNATIVE ASSET OPPORTUNITY FUND)

	Class III Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28/29,
			2014	2013		2012		2011	2010
Net asset value, beginning of period	$32.18		$30.47	$30.05		$32.55		$27.24	$21.94

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.12)		(0.22)	(0.18)		0.00	(b)	0.11	0.46
Net realized and unrealized gain (loss)	0.68		1.93	0.60		(2.50)		5.20	4.84

Total from investment operations	0.56		1.71	0.42		(2.50)		5.31	5.30

Net asset value, end of period	$32.74		$32.18	$30.47		$30.05		$32.55	$27.24

Total Return(c)	1.74	%**	5.61%	1.40%		(7.68)%		19.49%	24.16%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,357,924		$1,662,189	$959,752		$44,320		$25,546	$23,100
Net expenses to average daily net assets(d)	0.76	%*	0.75%	0.75	%(e)	0.69	%(e)	0.60%	0.60%
Net investment income to average daily net assets(a)	(0.72	)%*	(0.70)%	(0.61)%		(0.01)%		0.38%	1.85%
Portfolio turnover rate	20	%**	97%	17%		48%		60%	73%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.12	%*	0.13%	0.17%		1.64%		1.15%	1.06%
Redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—		$—	$0.03
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net investment income was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2014 (Unaudited)

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, Special Opportunities Fund (commenced operations on July 28, 2014), Strategic Opportunities Allocation Fund and Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Funds may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

Many of the Funds invest primarily in other GMO Funds, and in the case of Systematic Global Macro Opportunity Fund in Alternative Asset SPC Ltd., (“underlying funds”). As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of August 31, 2014, shares of Benchmark-Free Fund, Implementation Fund and Systematic Global Macro Opportunity Fund were not publicly offered for sale.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index, 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	Citigroup 3-Month Treasury Bill Index	Long-term total return

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund and Systematic Global Macro Opportunity Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund

Benchmark-Free Allocation Fund, Special Opportunities Fund and Systematic Global Macro Opportunity Fund include the accounts of their wholly-owned investments in Implementation Fund, Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include 100% of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2014, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2014. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily confirm the security price used by the Funds and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market fixed income securities with a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis,

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of August 31, 2014 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	—	32%	—
Consolidated Benchmark-Free Allocation Fund	< 1%	31%	< 1%
Benchmark-Free Fund	< 1%	33%	< 1%
Global Asset Allocation Fund	< 1%	37%	< 1%
Global Developed Equity Allocation Fund	< 1%	61%	—
Global Equity Allocation Fund	< 1%	60%	—
International Developed Equity Allocation Fund	< 1%	95%	—
International Equity Allocation Fund	< 1%	94%	—
Consolidated Special Opportunities Fund	—	25%	4%
Strategic Opportunities Allocation Fund	< 1%	42%	< 1%
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	< 1%	< 1%	< 1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At August 31, 2014, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than sixty days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of sixty days or less valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2014:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$19,267,594	$—	$19,267,594
Austria	—	7,774,537	—	7,774,537
Belgium	—	13,838,767	—	13,838,767
Canada	9,155,343	—	—	9,155,343
Denmark	—	13,338,276	—	13,338,276
Finland	—	25,524,416	—	25,524,416
France	—	334,162,027	—	334,162,027
Germany	—	246,917,847	—	246,917,847
Hong Kong	—	17,672,940	—	17,672,940
Ireland	—	7,517,895	—	7,517,895
Israel	14,232,408	7,239,622	—	21,472,030
Italy	—	99,380,992	—	99,380,992
Japan	—	320,983,065	—	320,983,065
Netherlands	—	34,614,687	—	34,614,687
New Zealand	—	5,325,747	—	5,325,747
Norway	—	39,746,453	—	39,746,453
Portugal	—	6,635,283	—	6,635,283
Singapore	—	10,931,250	—	10,931,250
Spain	—	102,336,030	—	102,336,030
Sweden	—	28,770,353	—	28,770,353
Switzerland	—	29,594,932	—	29,594,932
United Kingdom	—	308,003,234	—	308,003,234
United States	2,308,109,314	—	—	2,308,109,314

TOTAL COMMON STOCKS	2,331,497,065	1,679,575,947	—	4,011,073,012

Preferred Stocks
Germany	—	37,946,006	—	37,946,006

TOTAL PREFERRED STOCKS	—	37,946,006	—	37,946,006

Rights/Warrants
France	836,782	—	—	836,782
Hong Kong	66,130	—	—	66,130

TOTAL RIGHTS/WARRANTS	902,912	—	—	902,912

Short-Term Investments	1,238,775,807	—	—	1,238,775,807

Total Investments	3,571,175,784	1,717,521,953	—	5,288,697,737

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$19,622,737	$—		$19,622,737
Futures Contracts
Equity Risk	—	4,526,383	—		4,526,383
Swap Contracts
Equity Risk	—	430,256	—		430,256

Total	$3,571,175,784	$1,742,101,329	$—		$5,313,277,113

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(589,763)	$—		$(589,763)
Futures Contracts
Equity Risk	(93,557,753)	(15,435,570)	—		(108,993,323)
Swap Contracts
Equity Risk	—	(8,984,577)	—		(8,984,577)

Total	$(93,557,753)	$(25,009,910)	$—		$(118,567,663)

Consolidated Benchmark-Free Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$37,402,372	$—		$37,402,372
Austria	—	15,181,958	—		15,181,958
Belgium	—	26,430,357	—		26,430,357
Brazil	33,686,408	127,411,223	—		161,097,631
Canada	39,115,456	—	—		39,115,456
Chile	2,061,329	1,652,372	—		3,713,701
Colombia	186,732	—	—		186,732
Czech Republic	—	17,808,136	—		17,808,136
Denmark	—	25,845,428	—		25,845,428
Egypt	—	7,072,567	—		7,072,567
Finland	—	52,756,694	—		52,756,694
France	—	637,592,429	—		637,592,429
Germany	—	483,059,929	—		483,059,929
Greece	—	196,450	—		196,450
Hong Kong	—	29,518,035	—		29,518,035
Hungary	—	7,066,065	—		7,066,065
India	8,273,945	150,661,356	—		158,935,301
Indonesia	1,616,706	25,811,314	—		27,428,020
Ireland	—	12,970,749	—		12,970,749
Israel	21,100,042	13,975,194	—		35,075,236
Italy	—	203,018,858	—		203,018,858
Japan	—	652,228,556	—		652,228,556
Malaysia	—	676,109	—		676,109
Mexico	30,663,268	—	—		30,663,268
Netherlands	3,664,452	66,640,987	0	**	70,305,439
New Zealand	—	10,300,747	—		10,300,747
Norway	—	69,846,782	—		69,846,782
Peru	12,155,650	—	—		12,155,650
Philippines	348,864	1,323,433	—		1,672,297
Poland	—	41,485,546	—		41,485,546
Portugal	—	12,594,387	—		12,594,387

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Benchmark-Free Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Qatar	$—	$421,544	$—	$421,544
Russia	8,764,794	222,967,450	—	231,732,244
Singapore	—	21,186,987	—	21,186,987
South Africa	96,481	51,779,978	252	51,876,711
South Korea	2,722,782	294,674,517	—	297,397,299
Spain	—	206,103,130	—	206,103,130
Sri Lanka	—	52,356	—	52,356
Sweden	—	47,423,619	—	47,423,619
Switzerland	—	51,695,444	—	51,695,444
Taiwan	14,025,549	202,708,871	—	216,734,420
Thailand	—	55,687,092	—	55,687,092
Turkey	166,788	116,532,609	2,410,207	119,109,604
United Arab Emirates	—	1,769,221	—	1,769,221
United Kingdom	160,000,380	581,785,184	—	741,785,564
United States	3,670,439,109	—	—	3,670,439,109

TOTAL COMMON STOCKS	4,009,088,735	4,585,316,035	2,410,459	8,596,815,229

Preferred Stocks
Brazil	58,831,613	106,791,510	—	165,623,123
Germany	—	77,467,079	—	77,467,079
Russia	—	29,855,614	—	29,855,614
South Korea	—	17,665,079	—	17,665,079

TOTAL PREFERRED STOCKS	58,831,613	231,779,282	—	290,610,895

Rights/Warrants
France	1,831,860	—	—	1,831,860
Hong Kong	151,786	—	—	151,786

TOTAL RIGHTS/WARRANTS	1,983,646	—	—	1,983,646

Investment Funds
Thailand	—	535,988	—	535,988
United States	7,431,340	—	—	7,431,340

TOTAL INVESTMENT FUNDS	7,431,340	535,988	—	7,967,328

Debt Obligations
United States	—	964,973,527	574,099	965,547,626

TOTAL DEBT OBLIGATIONS	—	964,973,527	574,099	965,547,626

Mutual Funds
United States	5,833,718,473	—	—	5,833,718,473

TOTAL MUTUAL FUNDS	5,833,718,473	—	—	5,833,718,473

Options Purchased	—	10,635,514	—	10,635,514
Short-Term Investments	3,049,204,327	124,998,219	—	3,174,202,546

Total Investments	12,960,258,134	5,918,238,565	2,984,558	18,881,481,257

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	12,189,871	—	12,189,871
Futures Contracts
Interest Rate Risk	4,539,932	—	—	4,539,932
Swap Contracts
Interest Rate Risk	—	23,113,082	—	23,113,082

Total	$12,964,798,066	$5,953,541,518	$2,984,558	$18,921,324,142

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Benchmark-Free Allocation Fund (continued)
Liability Valuation Inputs
Common Stocks
Italy	$—	$(11,801,992)	$—	$(11,801,992)
Switzerland	—	(1,512,240)	—	(1,512,240)
United States	(582,125,353)	—	—	(582,125,353)

TOTAL COMMON STOCKS	(582,125,353)	(13,314,232)	—	(595,439,585)

Debt Obligations
United States	(863,857,250)	—	—	(863,857,250)

TOTAL DEBT OBLIGATIONS	(863,857,250)	—	—	(863,857,250)

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	(480,475)	—	(480,475)
Futures Contracts
Interest Rate Risk	(6,800,067)	—	—	(6,800,067)
Written Options
Equity Risk	(1,414,000)	—	—	(1,414,000)
Swap Contracts
Interest Rate Risk	—	(39,976,467)	—	(39,976,467)

Total	$(1,454,196,670)	$(53,771,174)	$—	$(1,507,967,844)

Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$4,952,332,205	$—	$—	$4,952,332,205
Short-Term Investments	71,234	—	—	71,234

Total Investments	4,952,403,439	—	—	4,952,403,439

Total	$4,952,403,439	$—	$—	$4,952,403,439

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$5,414,126,517	$—	$—	$5,414,126,517
Debt Obligations
Asset-Backed Securities	—	159,646	3,292,473	3,452,119

TOTAL DEBT OBLIGATIONS	—	159,646	3,292,473	3,452,119

Short-Term Investments	112,507	—	—	112,507

Total Investments	5,414,239,024	159,646	3,292,473	5,417,691,143

Total	$5,414,239,024	$159,646	$3,292,473	$5,417,691,143

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,718,223,983	$—	$—	$1,718,223,983
Short-Term Investments	41,950	—	—	41,950

Total Investments	1,718,265,933	—	—	1,718,265,933

Total	$1,718,265,933	$—	$—	$1,718,265,933

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,635,320,818	$—	$—	$3,635,320,818
Short-Term Investments	55,768	—	—	55,768

Total Investments	3,635,376,586	—	—	3,635,376,586

Total	$3,635,376,586	$—	$—	$3,635,376,586

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,195,637,135	$—	$—	$1,195,637,135
Short-Term Investments	41,283	—	—	41,283

Total Investments	1,195,678,418	—	—	1,195,678,418

Total	$1,195,678,418	$—	$—	$1,195,678,418

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,804,240,817	$—	$—	$1,804,240,817
Short-Term Investments	47,574	—	—	47,574

Total Investments	1,804,288,391	—	—	1,804,288,391

Total	$1,804,288,391	$—	$—	$1,804,288,391

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,056,850	$—	$—	$4,056,850
Canada	2,768,675	—	—	2,768,675
Italy	—	5,562,519	—	5,562,519
Norway	—	13,977,879	—	13,977,879
Romania	—	5,290,299	—	5,290,299
South Korea	—	13,546,901	—	13,546,901
United Kingdom	6,303,289	22,397,715	—	28,701,004
United States	132,954,382	—	—	132,954,382

TOTAL COMMON STOCKS	146,083,196	60,775,313	—	206,858,509

Preferred Stocks
Argentina	236,305	—	—	236,305
Greece	—	5,795,640	—	5,795,640
South Korea	—	30,766,211	—	30,766,211
United States	936,990	—	—	936,990

TOTAL PREFERRED STOCKS	1,173,295	36,561,851	—	37,735,146

Investment Funds
Romania	—	29,601,034	—	29,601,034

TOTAL INVESTMENT FUNDS	—	29,601,034	—	29,601,034

Debt Obligations
Argentina	—	9,352,039	—	9,352,039
Iceland	—	—	11,469,318	11,469,318
Puerto Rico	—	12,181,531	—	12,181,531
Spain	—	—	6,208,414	6,208,414

TOTAL DEBT OBLIGATIONS	—	21,533,570	17,677,732	39,211,302

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Special Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Options Purchased
United States	$44,950	$—	$—	$44,950

TOTAL OPTIONS PURCHASED	44,950	—	—	44,950

Total Short-Term Investments	160,051,267	48,498,130	—	208,549,397

Total Investments	307,352,708	196,969,898	17,677,732	522,000,338

Derivatives*
Futures Contracts
Physical Commodity Contract Risk	673,313	—	—	673,313
Swap Contracts
Equity Risk	—	96,238	—	96,238

Total	$308,026,021	$197,066,136	$17,677,732	$522,769,889

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(770,000)	$—	$—	$(770,000)
Swap Contracts
Equity Risk	—	(133,379)	—	(133,379)

Total	$(770,000)	$(133,379)	$—	$(903,379)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,454,091,984	$—	$—	$2,454,091,984
Debt Obligations
Asset-Backed Securities	—	—	1,089,657	1,089,657

Short-Term Investments	96,506	—	—	96,506

Total Investments	2,454,188,490	—	1,089,657	2,455,278,147

Total	$2,454,188,490	$—	$1,089,657	$2,455,278,147

Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)
Asset Valuation Inputs
Mutual Funds	$475,369,103	$—	$—	$475,369,103
Short-Term Investments	298,639,620	538,975,390	—	837,615,010

Total Investments	774,008,723	538,975,390	—	1,312,984,113

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	2,509,232	—	2,509,232
Futures Contracts
Physical Commodity Contract Risk	1,961,535	—	—	1,961,535
Equity Risk	15,577,947	2,995,973	—	18,573,920
Interest Rate Risk	2,022,797	—	—	2,022,797

Total	$793,571,002	$544,480,595	$—	$1,338,051,597

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund) (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(55,493)	$—	$(55,493)
Futures Contracts
Physical Commodity Contract Risk	(12,961,734)	—	—	(12,961,734)
Equity Risk	(947,984)	(6,157,018)	—	(7,105,002)
Interest Rate Risk	(2,514,841)	—	—	(2,514,841)

Total	$(16,424,559)	$(6,212,511)	$—	$(22,637,070)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at August 31, 2014.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds, for the period ended August 31, 2014, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Consolidated Benchmark-Free Allocation Fund
Common Stocks
South Africa	$—	$—	$—	$—	$—	$—	$252	**	$—	$252	$—
Turkey	—	—	—	—	—	—	2,410,207	**	—	2,410,207	—
Rights and Warrants
South Korea	—	—	(198,932)	—	—	—	198,932	** ***	—	—	—
Debt Obligations
Asset-Backed Securities United States	516,099	—	—	19,434	—	38,566	—		—	574,099	38,566
Bank Loans United States	1,145,624	—	(1,157,717)	4,935	6,372	786			—	—	—

Total	$1,661,723	$—	$(1,356,649)	$24,369	$6,372	$39,352	$2,609,391		$—	$2,984,558	$38,566

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$9,201,717	$166	$(6,276,596)	$190,316	$97,055	$79,815	$—		$—	$3,292,473	$(36,135)
U.S. Government Agency	7,475	—	(7,488)	12	—	1	—		—	—	—

Total	$9,209,192	$166	$(6,284,084)#	$190,328	$97,055	$79,816	$—		$—	$3,292,473	$(36,135)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Balances as of February 28, 2014	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Consolidated Special Opportunities Fund
Debt Obligations
Bank Loans	$—	$6,341,286	$—		$—	$—	$(132,872)	$—	$—	$6,208,414	$(132,872)
Trade Claims	—	11,222,281	—		—	—	247,037	—	—	11,469,318	247,037

Total	$—	$17,563,567	$—		$—	$—	$114,165	—	$—	$17,677,732	$114,165

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$2,963,366	$45	$(1,946,981)		$12,116	$246,226	$(185,115)	$—	$—	$1,089,657	$(10,349)

Total	$2,963,366	$45	$(1,946,981	)##	$12,116	$246,226	$(185,115)	$—	$—	$1,089,657	$(10,349)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Represents the interest in securities that were determined to have a value of zero at August 31, 2014.
#	Includes $543,397 of proceeds received from principal paydowns.
##	Includes $164,381 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Funds’ net assets) as of August 31, 2014 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	—
Consolidated Benchmark-Free Allocation Fund	5%
Benchmark-Free Fund	5%
Global Asset Allocation Fund	5%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated Special Opportunities Fund	2%
Strategic Opportunities Allocation Fund	4%
Consolidated Systematic Global Macro Opportunity Fund	< 1%

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Funds may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond are generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Taxes and distributions

Each Fund, except Systematic Global Macro Opportunity Fund (see below), intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute substantially all of its net investment income, if any, and all of its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary.

Systematic Global Macro Opportunity Fund (a “Partnership Fund”) has elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Fund’s activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Fund is generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes). Dividends and other income may be subject to withholding or similar taxes imposed by the country in which such dividends or other income originate.

Implementation Fund is disregarded as an entity separate from its sole shareholder, Benchmark-Free Allocation Fund (“BFAF”) for U.S. federal income tax purposes. BFAF will be treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of Implementation Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF. Alternative Asset SPC, Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of Systematic Global Macro Opportunity Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

Foreign taxes paid by each RIC Fund may be treated, to the extent permissible under the Code and if that RIC Fund so elects, as if paid by U.S. shareholders of that RIC Fund.

Each RIC Fund intends to distribute net investment income, if any, semi-annually. Each RIC Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. Typically distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because the Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by the Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in the Partnership Fund’s Statements of Changes in Net Assets as Partnership Fund distributions to shareholders.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2014, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

As of February 28, 2014, the RIC Funds listed below elected to defer to March 1, 2014 late-year ordinary losses and post-October capital losses as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses ($)
Alpha Only Fund	—	—
Consolidated Benchmark-Free Allocation Fund	—	—
Benchmark-Free Fund	—	—
Global Asset Allocation Fund	—	(7,585,829)
Global Developed Equity Allocation Fund	—	(2,923,154)
Global Equity Allocation Fund	—	(5,162,102)
International Developed Equity Allocation Fund	(1,590)	—
International Equity Allocation Fund	(2,697)	—
Consolidated Special Opportunities Fund	—	—
Strategic Opportunities Allocation Fund	—	(1,074,215)

As of February 28, 2014, the RIC Funds listed below had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 28, 2014, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Alpha Only Fund	(403,440,156)	(95,046,616)	(156,989,797)	(655,476,569)	—
Consolidated Benchmark-Free Allocation Fund	(29,764,428)	(7,441,107)	—	(37,205,535)	—
Benchmark-Free Fund	—	—	—	—	—
Global Asset Allocation Fund	—	—	—	—	—
Global Developed Equity Allocation Fund	—	—	—	—	—
Global Equity Allocation Fund	—	—	—	—	—
International Developed Equity Allocation Fund	(39,084,586)	(22,515,333)	(286,710)	(61,886,629)	(25,410,389)
International Equity Allocation Fund	—	—	—	—	—
Consolidated Special Opportunities Fund	—	—	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

As of August 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	5,178,471,076	189,524,092	(79,297,431)	110,226,661
Benchmark-Free Allocation Fund	18,450,498,835	687,136,102	(256,153,680)	430,982,422
Benchmark-Free Fund	4,909,013,290	111,057,037	(67,666,888)	43,390,149
Global Asset Allocation Fund	5,205,303,115	234,852,238	(22,464,210)	212,388,028
Global Developed Equity Allocation Fund	1,549,990,392	168,275,541	—	168,275,541
Global Equity Allocation Fund	3,442,399,667	192,976,919	—	192,976,919
International Developed Equity Allocation Fund	1,132,274,485	63,403,933	—	63,403,933
International Equity Allocation Fund	1,652,560,269	151,728,122	—	151,728,122
Consolidated Special Opportunities Fund	524,541,508	5,669,200	(8,210,370)	(2,541,170)
Strategic Opportunities Allocation Fund	2,223,433,075	232,054,880	(209,808)	231,845,072
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	1,318,048,603	12,199,259	(17,263,749)	(5,064,490)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses

Most of the expenses of the Trust are directly attributable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

State Street serves as the transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances each Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Funds are typically reassessed annually by GMO based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds in which the Funds invest. If that weighted average is less than 0.05%, the Funds usually will not charge a purchase premium or redemption fee.

Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when they use portfolio securities to redeem their shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchase or redemption of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the underlying funds’ purchase premiums and redemption fees than other underlying fund shareholders.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

As of August 31, 2014, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only	Benchmark-Free Allocation Fund(1)	Benchmark-Free Fund(2)	Global Asset Allocation Fund(3)	Global Developed Equity Allocation Fund(4)	Global Equity Allocation Fund(5)	International Developed Equity Allocation Fund(6)	International Equity Allocation Fund(7)	Special Opportunities Fund	Strategic Opportunities Allocation Fund(8)	Sytematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)
Purchase Premium	—	0.13%	0.13%	0.11%	0.08%	0.11%	0.08%	0.20%	0.50%	0.06%	—
Redemption Fee	—	0.13%	0.13%	0.11%	0.08%	0.11%	0.08%	0.20%	0.50%	0.06%	—

(1)	Prior to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.11% of the amount invested or redeemed. Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.12% of the amount invested or redeemed.
(2)	Prior to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.14% of the amount invested or redeemed. Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.13% of the amount invested or redeemed.
(3)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.10% of the amount invested or redeemed.
(4)	Prior to June 30, 2014, there was no premium on cash purchases or fee on cash redemptions.
(5)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.12% of the amount invested or redeemed.
(6)	Prior to June 30, 2014, there was no premium on cash purchases or fee on cash redemptions.
(7)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.21% of the amount invested or redeemed.
(8)	Prior to June 30, 2013, the premium on cash purchases and the fee on cash redemptions were each 0.07% of the amount invested or redeemed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Systematic Global Macro Fund (formerly Alternative Asset Opportunity Fund)
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X	X		X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X		X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk		X	X	X					X	X	X
Merger Arbitrage Risk		X		X						X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in wholly-owned subsidiaries, other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed as well as the risk that investments made through underlying funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through its underlying funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions, and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

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Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distress or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur addition expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, or emerging market securities, it is subject to increased illiquidity risks. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund will typically not receive the collateral for one or more days after the collateral is requested by the Fund.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

GMO Trust Funds

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These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

Short Investment Exposure. Some Funds may make short sales as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, some Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own. To do so, a Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund and/or its shareholders may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated

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from the sale or other disposition of those investments. A Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of a Fund.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong positive correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is

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particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, country (e.g., Taiwan or Japan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions may not be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared

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derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, a Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. A Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, a Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

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• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. If a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect a Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

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With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of underlying funds, including wholly-owned subsidiaries, other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	Special Opportunities Fund
•	Systematic Global Macro Opportunity Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political, or other conditions.

The Funds (other than Systematic Global Macro Opportunity Fund) normally do not take temporary defensive positions. Systematic Global Macro Opportunity Fund may, from time to time, take temporary defensive positions if deemed prudent by GMO. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At August 31, 2014, only Alpha Only Fund, Implementation Fund (a wholly-owned subsidiary of Benchmark-Free Allocation Fund), Special Opportunities Fund and Systematic Global Macro Opportunity Fund, held derivative financial instruments directly. For a listing of derivative

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financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Implementation Fund and Systematic Global Macro Opportunity Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

The Fund’s investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Fund may use derivatives to gain long investment exposure to securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Implementation Fund (a wholly owned subsidiary of Benchmark-Free Allocation Fund)

The Fund may use derivatives to gain long investment exposure to securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of Benchmark-Free Allocation Fund (“BFAF”). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its or BFAF’s portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its or BFAF’s investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or BFAF holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its or BFAF’s portfolio. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Systematic Global Macro Opportunity Fund

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives to gain long investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.
The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

For Funds that held derivatives during the period ended August 31, 2014, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Benchmark-Free Allocation Fund*	Consolidated Special Opportunities Fund	Consolidated Systematic Global Macro Opportunity Fund**
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X		X
To hedge some or all of the currency exposure of the assets in which the Fund invests	X
To manage against anticipated currency exchange rate changes	X	X
Futures contracts
Adjust interest rate exposure		X
Adjust exposure to certain securities markets				X
Maintain the diversity and liquidity of the portfolio		X		X
Used as a substitute for direct investment			X	X
To hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Options (Purchased)
Used option contracts as a substitute for direct equity investment		X
Used option contracts to achieve returns from the decline in an equity investment			X
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies		X
Adjust interest rate exposure		X
Options (Written)
Used option contracts as a substitute for direct equity investment		X	X
Swap contracts
Adjust interest rate exposure		X
To achieve returns comparable to holding a direct equity			X
To hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Rights and/or warrants
Received as a result of corporate actions	X	X

*	Derivatives are held by Benchmark-Free Allocation Fund’s wholly-owned subsidiary.
**	Certain derivatives are held by Systematic Global Macro Opportunity Fund’s wholly-owned subsidiary.
***	Certain derivatives are held by Special Opportunities Fund’s wholly-owned subsidiary.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

For the period ended August 31, 2014, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Benchmark-Free Allocation Fund
Outstanding, beginning of period	—	9,905	$11,507,469	—	—	$—
Options written	—	43,807	52,717,910	—	1,400	2,221,163
Options bought back	—	(21,567)	(24,002,926)	—	—	—
Options expired	—	(32,145)	(40,222,453)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	1,400	$2,221,163

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Special Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	2,800	1,068,405	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	2,800	$1,068,405	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Funds may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2014 and the Statements of Operations for the period ended August 31, 2014^:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$902,912	$—	$—	$—	$902,912
Unrealized Appreciation on Forward Currency Contracts	—	—	—	19,622,737	—	—	19,622,737
Unrealized Appreciation on Futures Contracts*	—	—	4,526,383	—	—	—	4,526,383
Unrealized Appreciation on Swap Contracts	—	—	430,256	—	—	—	430,256

Total	$—	$—	$5,859,551	$19,622,737	$—	$—	$25,482,288

Derivatives not subject to Master Agreements	$—	$—	$902,912	$—	$—	$—	$902,912

Total subject to Master Agreements	$—	$—	$4,956,639	$19,622,737	$—	$—	$24,579,376

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(589,763)	$—	$—	$(589,763)
Unrealized Depreciation on Futures Contracts*	—	—	(108,993,323)	—	—	—	(108,993,323)
Unrealized Depreciation on Swap Contracts	—	—	(8,984,577)	—	—	—	(8,984,577)

Total	$—	$—	$(117,977,900)	$(589,763)	$—	$—	$(118,567,663)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(117,977,900)	(589,763)	$—	$—	$(118,567,663)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$6,687	$—	$—	$—	$6,687
Forward Currency Contracts	—	—	—	(1,485,445)	—	—	(1,485,445)
Futures Contracts	—	—	(169,510,034)	—	—	—	(169,510,034)
Swap Contracts	—	—	(14,803,607)	—	—	—	(14,803,607)

Total	$—	$—	$(184,306,954)	$(1,485,445)	$—	$—	$(185,792,399)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$345,066	$—	$—	$—	$345,066
Forward Currency Contracts	—	—	—	26,799,058	—	—	26,799,058
Futures Contracts	—	—	(25,715,306)	—	—	—	(25,715,306)
Swap Contracts	—	—	7,192,898	—	—	—	7,192,898

Total	$—	$—	$(18,177,342)	$26,799,058	$—	$—	$8,621,716

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Benchmark-Free Allocation Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$1,983,646	$—	$—	$—	$1,983,646
Investments, at value (purchased options)	—	—	3,500,000	2,492,066	4,643,448	—	10,635,514
Unrealized Appreciation on Forward Currency Contracts	—	—	—	12,189,871	—	—	12,189,871
Unrealized Appreciation on Futures Contracts*	—	—	—	—	4,539,932	—	4,539,932
Unrealized Appreciation on Swap Contracts*	—	—	—	—	23,113,082	—	23,113,082

Total	$—	$—	$5,483,646	$14,681,937	$32,296,462	$—	$52,462,045

Derivatives not subject to Master Agreements	$—	$—	$1,983,646	$—	$—	$—	$1,983,646

Total subject to Master Agreements	$—	$—	$3,500,000	$14,681,937	$32,296,462	$—	$50,478,399

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(480,475)	$—	$—	$(480,475)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(6,800,067)	—	(6,800,067)
Written Options, at value	—	—	(1,414,000)	—	—	—	(1,414,000)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(39,976,467)	—	(39,976,467)

Total	$—	$—	$(1,414,000)	$(480,475)	$(46,776,534)	$—	$(48,671,009)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(1,414,000)	$(480,475)	$(46,776,534)	$—	$(48,671,009)

Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$1,319,059	$—	$—	$—	$1,319,059
Investments (purchased options)	—	—	—	(836,063)	—	—	(836,063)
Forward Currency Contracts	—	—	—	(32,839,547)	—	—	(32,839,547)
Futures Contracts	—	—	—	—	2,458,905	—	2,458,905
Written Options	—	—	33,152,318	—	—	—	33,152,318
Swap Contracts	—	—	—	—	14,184,388	—	14,184,388

Total	$—	$—	$34,471,377	$(33,675,610)	$16,643,293	$—	$17,439,060

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$831,493	$—	$—	$—	$831,493
Investments (purchased options)	—	—	135,212	130,094	—	—	265,306
Forward Currency Contracts	—	—	—	51,949,223	—	—	51,949,223
Futures Contracts	—	—	—	—	(2,260,135)	—	(2,260,135)
Written Options	—	—	(3,229,176)	—	—	—	(3,229,176)
Swap Contracts	—	—	—	—	(8,635,804)	—	(8,635,804)

Total	$—	$—	$(2,262,471)	$52,079,317	$(10,895,939)	$—	$38,920,907

Consolidated Special Opportunities Fund
Assets:
Investments, at value (purchased options)	$—	$—	$44,950	$—	$—	$—	$44,950
Unrealized Appreciation on Future Contracts*	—	673,313	—	—	—	—	673,313
Unrealized Appreciation on Swap Contracts		—	96,238	—	—	—	96,238

Total	$—	$673,313	$141,188	$—	$—	$—	$814,501

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$673,313	$141,188	$—	$—	$—	$814,501

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund (continued)
Liabilities:
Written Options, at value	$—	$—	$(770,000)	$—	$—	$—	$(770,000)
Unrealized Depreciation on Swap Contracts		—	(133,379)	—	—	—	(133,379)

Total	$—	$—	$(903,379)	$—	$—	$—	$(903,379)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(903,379)	$—	$—	$—	$(903,379)

Net Realized Gain (Loss) on:
Swap Agreements	$—	$—	$152,204	$—	$—	$—	$152,204

Total	$—	$—	$152,204	$—	$—	$—	$152,204

Change in Net Unrealized Appreciation (Depreciation) on:
Future Contracts	$—	$673,313	$—	$—	$—	$—	$673,313
Written Options	—	—	298,405	—	—	—	298,405
Swap Contracts	—	—	(37,141)	—	—	—	(37,141)

Total	$—	$673,313	$261,264	$—	$—	$—	$934,577

Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$2,509,232	$—	$—	$2,509,232
Unrealized Appreciation on Futures Contracts*	—	1,961,535	18,573,920	—	2,022,797	—	22,558,252

Total	$—	$1,961,535	$18,573,920	$2,509,232	$2,022,797	$—	$25,067,484

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$1,961,535	$18,573,920	$2,509,232	$2,022,797	$—	$25,067,484

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(55,493)	$—	$—	$(55,493)
Unrealized Depreciation on Futures Contracts*	—	(12,961,734)	(7,105,002)	—	(2,514,841)	—	(22,581,577)

Total	$—	$(12,961,734)	$(7,105,002)	$(55,493)	$(2,514,841)	$—	$(22,637,070)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(12,961,734)	$(7,105,002)	$(55,493)	$(2,514,841)	$—	$(22,637,070)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$(9,595,759)	$—	$—	$(9,595,759)
Futures Contracts	—	10,723,557	56,715,130	—	17,458,093	—	84,896,780

Total	$—	$10,723,557	$56,715,130	$(9,595,759)	$17,458,093	$—	$75,301,021

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$(5,204,751)	$—	$—	$(5,204,751)
Futures Contracts	—	(13,372,651)	(19,953,483)	—	(4,992,065)	—	(38,318,199)

Total	$—	$(13,372,651)	$(19,953,483)	$(5,204,751)	$(4,992,065)	$—	$(43,522,950)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statements of Assets and Liabilities.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. If termination events were triggered by a Fund on August 31, 2014, that Fund may be required to potentially settle positions at the amounts noted in its Schedule of Investments. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2014, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,131,638	$—	$(610,041)	$521,597
Barclays Bank plc	4,854,750	—	(83,231)	4,771,519
Brown Brothers Harriman & Co.	3,722,862	—	(4,106)	3,718,756
Deutsche Bank AG	2,760,133	—	(165,947)	2,594,186
Goldman Sachs International	486,910	—	(205,446)	281,464
JPMorgan Chase Bank, N.A.	6,542,881	—	(6,182,324)	360,557
Morgan Stanley & Co. International PLC	553,819	—	(126,507)	427,312

Total	$20,052,993	$—	$(7,377,602)	$12,675,391

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Alpha Only Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$610,041	$—	$610,041	$—
Barclays Bank plc	83,231	—	83,231	—
Brown Brothers Harriman & Co.	4,106	—	4,106	—
Citibank N.A.	2,196,738	(2,196,738)	—	—	*
Deutsche Bank AG	165,947	—	165,947	—
Goldman Sachs International	205,446	—	205,446	—
JPMorgan Chase Bank, N.A.	6,182,324	—	6,182,324	—	*
Morgan Stanley & Co. International PLC	126,507	—	126,507	—

Total	$9,574,340	$(2,196,738)	$7,377,602	$—

Consolidated Benchmark-Free Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$497,892	$—	$(23,375)	$474,517
Barclays Bank plc	2,424,759	—	(100,959)	2,323,800
Brown Brothers Harriman & Co.	152,865	—	—	152,865
Citibank N.A.	3,865,756	—	—	3,865,756
Deutsche Bank AG	5,486,664	(1,190,000)	(263,970)	4,032,694
Goldman Sachs International	3,573,009	—	(92,171)	3,480,838
JPMorgan Chase Bank, N.A.	2,032,858	(1,447,032)	—	585,826
Morgan Stanley & Co. International PLC	1,291,582	—	—	1,291,582

Total	$19,325,385	$(2,637,032)	$(480,475)	$16,207,878

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$23,375	$—	$23,375	$—
Barclays Bank plc	100,959	—	100,959	—
Deutsche Bank AG	263,970	—	263,970	—
Goldman Sachs International	92,171	—	92,171	—

Total	$480,475	$—	$480,475	$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Special Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Credit Suisse International	$96,238	$—	$96,238	$—

Total	$96,238	$—	$96,238	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Credit Suisse International	$133,379	$—	$(96,238)	$37,141

Total	$133,379	$—	$(96,238)	$37,141

Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank plc	$592,747	$(448,968)	$—	$143,779
Credit Suisse International	1,255,246	(1,122,877)	—	132,369
JPMorgan Chase Bank, N.A.	413,178	—	(55,493)	357,685
Morgan Stanley & Co. International PLC	248,061	—	—	248,061

Total	$2,509,232	$(1,571,845)	$(55,493)	$881,894

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
JPMorgan Chase Bank, N.A.	$55,493	$—	$55,493	$—	*

Total	$55,493	$—	$55,493	$—

The following tables present the Funds’ exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2014:

Alpha Only Fund

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co. – Futures	$5,692,445	$(5,692,445)	$—	$—	*

Total	$5,692,445	$(5,692,445)	$—	$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Consolidated Benchmark-Free Allocation Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Capital Inc. – Cleared Swaps	$318,667	$—	$—	$318,667
Credit Suisse Securities (USA) LLC – Cleared Swaps	42,511	—	—	42,511
J.P.Morgan Futures Incorporated – Futures	463,050	—	—	463,050
Morgan Stanley & Co. Incorporated – Options	3,500,000	—	(1,414,000)	2,086,000

Total	$4,324,228	$—	$(1,414,000)	$2,910,228

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. Incorporated – Options	$1,414,000	$—	$1,414,000	$—	*

Total	$1,414,000	$—	$1,414,000	$—

Consolidated Special Opportunities Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. Incorporated – Options	$44,950	$—	$44,950	$—

Total	$44,950	$—	$44,950	$—

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co. – Futures	$119,700	$(119,700)	$—	$—	*
Morgan Stanley & Co. Incorporated – Options	770,000	—	(44,950)	725,050

Total	$889,700	$(119,700)	$(44,950)	$725,050

Consolidated Systematic Global Macro Opportunity Fund

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
J.P.Morgan Futures Incorporated – Futures	$741,540	$—	$—	$741,540
UBS Securities LLC – Futures	285,697	—	—	285,697

Total	$1,027,237	$—	$—	$1,027,237

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The average derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap contracts) or number of contracts (options) outstanding at each month-end was as follows for the period ended August 31, 2014:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options	Rights and/or Warrants ($)
Alpha Only Fund	877,212,564	2,676,389,274	664,721,921	—	864,435
Consolidated Benchmark-Free Allocation Fund	1,410,625,251	3,134,952,197	2,397,441,925	255,233,983	2,025,824
Consolidated Special Opportunities Fund	—	1,277,631	1,226,091	515	—
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	576,382,069	2,034,439,938	—	—	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. That fee, if any, is paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Systematic Global Macro Opportunity Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	1.10%	—	0.70%*

*	Prior to August 8, 2014, GMO waived the Fund’s management fee to 0.60% of the Fund’s daily net assets.

GMO decides how to allocate the assets of the Fund among underlying funds. For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

In addition, each class of shares of certain Funds pays GMO a shareholder service and/or supplemental support fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service and/or supplemental support fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class V	Class VI	Class MF
Alpha Only Fund	0.15%		0.10%
Consolidated Benchmark-Free Allocation Fund	0.15%		0.10%			0.10%
Benchmark-Free Fund	0.00%
Global Asset Allocation Fund	0.00%
Global Developed Equity Allocation Fund	0.00%
Global Equity Allocation Fund	0.00%
International Developed Equity Allocation Fund	0.00%
International Equity Allocation Fund	0.00%
Consolidated Special Opportunities Fund	0.15%	*	0.10%*	0.085%*	0.055%
Strategic Opportunities Allocation Fund	0.00%
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Allocation Fund)	0.15%

*	Class is offered but has no shareholders as of August 31, 2014.

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Special Opportunities Fund, the manager has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2015 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fee paid to GMO. This reduction will continue through at least June 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2014 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
Alpha Only Fund	21,935	2,392
Consolidated Benchmark-Free Allocation Fund	151,628	16,928
Benchmark-Free Fund	23,933	2,944
Global Asset Allocation Fund	28,863	3,588
Global Developed Equity Allocation Fund	8,912	1,104
Global Equity Allocation Fund	16,549	1,932
International Developed Equity Allocation Fund	6,213	736
International Equity Allocation Fund	9,707	1,288
Consolidated Special Opportunities Fund	8,852	68
Strategic Opportunities Allocation Fund	13,110	1,656
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	15,824	1,104

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2014 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
Alpha Only Fund	0.000%	0.000%	0.000%	0.000%
Consolidated Benchmark-Free Allocation Fund	0.148%	0.032%	< 0.001%	0.180%
Benchmark-Free Fund	0.432%	0.071%	< 0.001%	0.503%
Global Asset Allocation Fund	0.425%	0.074%	0.001%	0.500%
Global Developed Equity Allocation Fund	0.459%	0.073%	0.000%	0.532%
Global Equity Allocation Fund	0.471%	0.072%	0.000%	0.543%
International Developed Equity Allocation Fund	0.534%	0.086%	0.000%	0.620%
International Equity Allocation Fund	0.576%	0.082%	0.000%	0.658%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%	0.000%
Strategic Opportunities Allocation Fund	0.426%	0.069%	0.000%	0.495%
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	0.001%	< 0.001%	0.000%	0.001%

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2014 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	2,297,391,103	—	1,125,152,453
Consolidated Benchmark-Free Allocation Fund	456,209,354	5,851,921,722	2,446,437,051	3,243,247,325
Benchmark-Free Fund	—	2,140,077,121	—	1,681,741,469
Global Asset Allocation Fund	—	785,736,320	—	865,377,391
Global Developed Equity Allocation Fund	—	255,834,328	—	162,553,556
Global Equity Allocation Fund	—	868,636,764	—	255,323,271
International Developed Equity Allocation Fund	—	97,856,588	—	49,560,204
International Equity Allocation Fund	—	87,152,543	—	109,609,406
Consolidated Special Opportunities Fund	—	323,445,808	—	7,395,846
Strategic Opportunities Allocation Fund	—	252,905,247	—	330,171,898
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	—	135,210,485	—	330,000,000

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, GMO is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties as of August 31, 2014

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Alpha Only Fund	3	*	89.35%	0.01%	99.96%
Consolidated Benchmark-Free Allocation Fund	1		62.98%	0.58%	1.00%
Benchmark-Free Fund	—		—	—	98.82%
Global Asset Allocation Fund	1	**	15.17%	0.13%	15.17%
Global Developed Equity Allocation Fund	3		38.71%	—	—
Global Equity Allocation Fund	—		—	< 0.01%	0.22%
International Developed Equity Allocation Fund	3		38.42%	< 0.01%	—
International Equity Allocation Fund	5	***	70.89%	1.54%	18.10%

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
Consolidated Special Opportunities Fund	2	*	100.00%	< 0.01%	100.00%
Strategic Opportunities Allocation Fund	1		28.87%	0.02%	99.96%
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)	3	****	97.80%	—	100.00%

*	Two of the shareholders are other funds of the Trust.
**	This shareholder is another fund managed by GMO.
***	One of the shareholders is another fund managed by GMO, and two of the shareholders are other funds of the Trust.
****	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Alpha Only Fund
Class III:
Shares sold	357,056	$8,597,841	93,123	$2,244,600
Shares issued to shareholders in reinvestment of distributions	—	—	323	7,809
Shares repurchased	(4,429)	(106,720)	(759,781)	(18,341,207)

Net increase (decrease)	352,627	$8,491,121	(666,335)	$(16,088,798)

Class IV:
Shares sold	76,549,512	$1,845,582,893	75,869,698	$1,831,415,950
Shares issued to shareholders in reinvestment of distributions	—	—	179,603	4,340,992
Shares repurchased	(1,676,019)	(40,092,761)	(69,011,623)	(1,661,234,378)

Net increase (decrease)	74,873,493	$1,805,490,132	7,037,678	$174,522,564

Consolidated Benchmark-Free Allocation Fund
Class III:
Shares sold	48,188,693	$1,333,451,895	83,570,700	$2,220,037,812
Shares issued to shareholders in reinvestment of distributions	1,858,441	51,553,147	2,330,556	62,154,776
Shares repurchased	(8,734,517)	(241,887,826)	(8,725,787)	(232,433,194)
Purchase premiums	—	922,373	—	2,418,537
Redemption fees	—	52,118	—	33,515

Net increase (decrease)	41,312,617	$1,144,091,707	77,175,469	$2,052,211,446

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Consolidated Benchmark-Free Allocation Fund (continued)
Class IV:
Shares sold	14,259,830	$397,137,224	63,820,323	$1,703,418,517
Shares issued to shareholders in reinvestment of distributions	1,346,966	37,351,367	1,842,657	49,276,554
Shares repurchased	(10,788,968)	(300,349,290)	(251,261)	(6,669,687)
Purchase premiums	—	655,133	—	1,617,686
Redemption fees	—	33,665	—	28,028

Net increase (decrease)	4,817,828	$134,828,099	65,411,719	$1,747,671,098

Class MF:
Shares sold	89,718,920	$2,475,074,019	215,517,302	$5,736,217,510
Shares issued to shareholders in reinvestment of distributions	5,702,438	158,185,640	7,331,127	195,655,173
Shares repurchased	—	—	(1,008,672)	(27,229,235)
Purchase premiums	—	2,631,896	—	6,720,897
Redemption fees	—	145,834	—	101,414

Net increase (decrease)	95,421,358	$2,636,037,390	221,839,757	$5,911,465,759

Benchmark-Free Fund
Class III:
Shares sold	24,473,835	$556,325,810	10,993,786	$239,070,485
Shares issued to shareholders in reinvestment of distributions	22,292,116	465,682,296	10,583,028	231,171,191
Shares repurchased	(7,025,411)	(160,346,573)	(8,643,943)	(190,964,994)
Purchase premiums	—	623,509	—	218,347
Redemption fees	—	109,818	—	154,566

Net increase (decrease)	39,740,540	$862,394,860	12,932,871	$279,649,595

Global Asset Allocation Fund
Class III:
Shares sold	14,267,898	$172,730,061	61,023,261	$688,169,291
Shares issued to shareholders in reinvestment of distributions	19,400,388	228,342,563	9,754,231	113,531,587
Shares repurchased	(25,843,908)	(308,031,492)	(53,127,599)	(601,513,021)
Purchase premiums	—	141,695	—	608,300
Redemption fees	—	290,361	—	517,902

Net increase (decrease)	7,824,378	$93,473,188	17,649,893	$201,314,059

Global Developed Equity Allocation Fund
Class III:
Shares sold	4,359,589	$112,614,900	520,502	$11,983,195
Shares issued to shareholders in reinvestment of distributions	4,828,729	118,641,869	1,810,571	44,342,181
Shares repurchased	(2,030,681)	(50,998,496)	(11,196,118)	(258,273,417)
Purchase premiums	—	86,481	—	—
Redemption fees	—	37,119	—	—

Net increase (decrease)	7,157,637	$180,381,873	(8,865,045)	$(201,948,041)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Global Equity Allocation Fund
Class III:
Shares sold	72,919,477	$702,007,120	73,809,558	$669,415,693
Shares issued to shareholders in reinvestment of distributions	21,505,962	201,510,864	19,805,161	181,832,730
Shares repurchased	(14,860,111)	(143,741,835)	(39,119,950)	(358,692,120)
Purchase premiums	—	645,647	—	421,910
Redemption fees	—	130,566	—	343,722

Net increase (decrease)	79,565,328	$760,552,362	54,494,769	$493,321,935

International Developed Equity Allocation Fund
Class III:
Shares sold	4,233,181	$78,513,317	5,893,408	$100,118,600
Shares issued to shareholders in reinvestment of distributions	90,362	1,698,807	1,826,575	31,707,291
Shares repurchased	(2,649,608)	(48,175,719)	(8,849,973)	(150,924,811)
Purchase premiums	—	47,827	—	—
Redemption fees	—	35,677	—	—

Net increase (decrease)	1,673,935	$32,119,909	(1,129,990)	$(19,098,920)

International Equity Allocation Fund
Class III:
Shares sold	5,085,364	$58,441,850	38,371,666	$409,049,396
Shares issued to shareholders in reinvestment of distributions	2,180,772	25,842,145	10,052,575	111,978,780
Shares repurchased	(8,912,495)	(104,006,197)	(23,810,967)	(259,946,262)
Purchase premiums	—	48,683	—	234,323
Redemption fees	—	205,901	—	523,704

Net increase (decrease)	(1,646,359)	$(19,467,618)	24,613,274	$261,839,941

Consolidated Special Opportunities Fund*
Class VI:
Shares sold	25,010,731	$500,179,327
Purchase premium fees	—	2,513,464

Net increase (decrease)	25,010,731	$502,692,791

Strategic Opportunities Allocation Fund
Class III:
Shares sold	1,034,188	$24,075,700	6,558,371	$151,655,878
Shares issued to shareholders in reinvestment of distributions	6,496,728	150,594,150	7,180,527	164,017,906
Shares repurchased	(5,840,434)	(136,011,341)	(9,935,021)	(223,122,498)
Purchase premiums	—	6,101	—	72,793
Redemption fees	—	73,277	—	121,352

Net increase (decrease)	1,690,482	$38,737,887	3,803,877	$92,745,431

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)
Class III:
Shares sold	1,764,532	$57,075,899	39,928,840	$1,223,650,248
Shares repurchased	(11,939,110)	(384,587,614)	(19,774,814)	(613,082,436)

Net increase (decrease)	(10,174,578)	$(327,511,715)	20,154,026	$610,567,812

*	The period under the heading “Six Months Ended August 31, 2014” represents the period from July 28, 2014 (commencement of operations) through August 31, 2014.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended August 31, 2014 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income**	Distributions of Realized Gains**	Value, end of period
Consolidated Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	$2,059,932,497	$981,621,494	$—	$—	$—	$3,008,866,587
GMO Debt Opportunities Fund, Class VI	809,249,532	85,764,275	83,580,921	—	—	836,997,433
GMO Emerging Country Debt Fund, Class IV	521,745,697	103,803,581	—	21,966,821	—	663,841,169
GMO Special Opportunities Fund, Class VI	—	378,239,895	—	—	—	377,139,507
GMO Systematic Global Macro Opportunity Fund, Class III*	1,174,026,482	12,548,980	255,903,387	—	—	946,873,777

Totals	$4,564,954,208	$1,561,978,225	$339,484,308	$21,966,821	$—	$5,833,718,473

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$208,616,077	$102,083,199	$121,864	$—	$—	$307,200,360
GMO Asset Allocation Bond Fund, Class VI	671,093,221	370,076,376	9,941,584	513,164	—	1,055,865,718
GMO Currency Hedged International Equity Fund, Class III	1,016,093,779	14,121,506	1,022,092,100	668,668	13,452,838	—
GMO Debt Opportunities Fund, Class VI	178,380,316	32,441,763	—	—	—	216,555,153
GMO Emerging Country Debt Fund, Class IV	194,550,630	12,289,549	8,490,310	7,275,035	—	212,376,636
GMO Emerging Markets Fund, Class VI	515,889,087	34,902,618	88,568,686	—	—	534,120,199
GMO International Equity Fund, Class IV	—	1,182,567,332	22,398,682	18,203,877	—	1,132,230,876
GMO Risk Premium Fund, Class VI	274,986,361	30,995,115	63,276,033	—	7,400,050	248,541,442
GMO Special Oppurtunities Fund, Class VI	—	124,431,452	—	—	—	124,054,200
GMO Special Situations Fund, Class VI	24,336,040	—	24,326,733	—	—	—
GMO Strategic Fixed Income Fund, Class VI	87,645,942	275,031	89,297,149	275,031	—	—
GMO Systematic Global Macro Opportunity Fund, Class III*	192,414,859	22,115,481	—	—	—	218,251,272
GMO U.S. Equity Allocation Fund, Class VI***	942,031,777	83,563,295	193,191,613	1,916,641	20,131,801	871,350,803
GMO U.S. Treasury Fund	61,607,857	130,214,404	160,036,715	25,303	6,094	31,785,546

Totals	$4,367,645,946	$2,140,077,121	$1,681,741,469	$28,877,719	$40,990,783	$4,952,332,205

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income**	Distributions of Realized Gains**	Value, end of period
Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$501,775,894	$223,188,540	$14,855,351	$—	$—	$703,199,597
GMO Asset Allocation Bond Fund, Class VI	669,281,486	262,784,289	35,122,299	465,488	—	920,394,387
GMO Debt Opportunities Fund, Class VI	203,208,896	80,761,523	47,046,072	—	—	243,409,163
GMO Emerging Country Debt Fund, Class IV	190,722,157	8,096,025	20,708,061	7,098,147	—	191,811,151
GMO Emerging Markets Fund, Class VI	446,494,991	3,053,000	51,449,588	—	—	461,764,221
GMO International Equity Fund, Class IV	1,465,521,943	41,002,117	50,797,106	24,037,862	—	1,433,432,788
GMO Risk Premium Fund, Class VI	130,663,795	7,932,749	2,701,173	—	4,205,705	138,181,475
GMO Special Situations Fund, Class VI	26,425,429	—	26,421,509	—	—	—
GMO Strategic Fixed Income Fund, Class VI	241,443,599	750,927	245,965,521	750,927	—	—
GMO Systematic Global Macro Opportunity Fund, Class III*	283,699,150	—	123,779,897	—	—	163,009,560
GMO U.S. Equity Allocation Fund, Class VI***	1,101,695,599	35,051,421	225,794,962	2,151,037	22,593,825	957,605,505
GMO U.S. Treasury Fund	92,637,902	123,115,729	14,434,961	36,291	5,859	201,318,670

Totals	$5,353,570,841	$785,736,320	$859,076,500	$34,539,752	$26,805,389	$5,414,126,517

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$155,716,435	$8,513,120	$15,162,866	$—	$—	$171,609,044
GMO International Equity Fund, Class IV	776,904,002	184,011,836	11,136,504	15,334,629	—	930,184,846
GMO U.S. Equity Allocation Fund, Class VI***	658,441,285	63,309,372	136,254,186	1,409,647	14,806,489	616,430,093

Totals	$1,591,061,722	$255,834,328	$162,553,556	$16,744,276	$14,806,489	$1,718,223,983

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$382,740,582	$82,608,639	$43,082,148	$—	$—	$480,663,321
GMO International Equity Fund, Class IV	1,385,658,404	534,713,125	37,264,121	28,349,200	—	1,843,250,056
GMO U.S. Equity Allocation Fund, Class VI***	1,178,165,377	251,315,001	174,977,002	2,794,373	29,351,216	1,311,407,441

Totals	$2,946,564,363	$868,636,765	$255,323,271	$31,143,573	$29,351,216	$3,635,320,818

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$112,686,463	$11,275,498	$20,192,874	$—	$—	$120,012,594
GMO International Equity Fund, Class IV	1,037,781,904	86,581,091	29,367,330	18,068,524	—	1,075,624,541

Totals	$1,150,468,367	$97,856,588	$49,560,204	$18,068,524	$—	$1,195,637,135

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$408,776,259	$8,488,392	$53,107,718	$—	$—	$422,907,703
GMO International Equity Fund, Class IV	1,381,555,377	78,664,151	56,501,688	23,050,220	—	1,381,333,114

Totals	$1,790,331,636	$87,152,543	$109,609,406	$23,050,220	$—	$1,804,240,817

Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$371,271,791	$156,687,425	$22,414,411	$261,428	$—	$518,559,988
GMO Debt Opportunities Fund, Class VI	90,854,965	6,926,208	5,065,131	—	—	95,458,601
GMO Emerging Country Debt Fund, Class IV	106,134,175	3,898,815	8,283,930	3,834,823	—	109,263,240
GMO Emerging Markets Fund, Class VI	270,476,553	188,235	46,312,374	—	—	261,924,256
GMO International Equity Fund, Class IV	869,771,136	22,849,228	50,326,740	13,988,391	—	829,519,380
GMO Risk Premium Fund, Class VI	75,787,760	2,333,512	2,935,586	—	2,333,512	76,526,534
GMO Strategic Fixed Income Fund, Class VI	20,522,948	64,400	20,909,590	64,400	—	—
GMO U.S. Equity Allocation Fund, Class VI***	648,092,634	15,407,259	127,426,990	1,269,713	13,336,663	562,839,985
GMO U.S. Treasury Fund	—	44,550,165	44,550,165	3,354	—	—

Totals	$2,452,911,962	$252,905,247	$328,224,917	$19,422,109	$15,670,175	$2,454,091,984

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income**	Distributions of Realized Gains**	Value, end of period
Consolidated Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)
GMO Debt Opportunities Fund, Class VI	$2,736,930	$—	$—	$—	$—	$2,819,422
GMO U.S. Treasury Fund	667,339,196	135,210,485	330,000,000	180,386	30,099	472,549,681

Totals	$670,076,126	$135,210,485	$330,000,000	$180,386	$30,099	$475,369,103

*	Formerly Alternative Asset Opportunity Fund
**	The table above includes estimate sources of all distribution paid by the underlying funds during the period March 1, 2014 through August 31, 2014. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2015.
***	Formerly U.S. Core Equity Fund.

11.	Subsequent events

Subsequent to August 31, 2014, GMO Alpha Only Fund received redemption requests in the amount of $2,228,428,823.

GMO Trust Funds

Board Review of Management Agreements

August 31, 2014 (Unaudited)

GMO Alpha Only Fund

Approval of renewal of management agreement for GMO Alpha Only Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees considered that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics. The Trustees also considered the shareholder servicing and supplemental support fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to the Fund’s management agreement. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees also considered the management fees indirectly paid by the Fund as a result of investing in other GMO funds as compared to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance both of a composite of accounts with similar objectives managed by the Manager and of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Special Opportunities Fund

Approval of initial management agreement for GMO Special Opportunities Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the Fund’s management agreement for an initial two-year term commencing June 27, 2014. In approving the initial management agreement, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

At meetings on April 28, 2014 and June 5, 2014, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) to the Trustees for purposes of considering the Manager’s proposal to establish the Fund as a new series of the Trust and the proposed new management agreement between the Trust, on behalf of the Fund, and the Manager. During the meeting on April 28, 2014, the Trustees met with members of the Manager’s Asset Allocation Team, the investment division that would be primarily responsible for the investment management of the Fund.

At meetings throughout the year, the Trustees had considered information relevant to the approval of the Fund’s initial management agreement, including information provided at meetings with representatives of the Manager (including members of the Manager’s Asset Allocation Team, the investment division primarily responsible for investment management of the Fund) with respect to other series of the Trust (collectively, “GMO funds”).

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees considered the performance of the other GMO funds managed by the investment division that would manage the Fund.

The Trustees considered the Fund’s estimated total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by the Manager to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees to be paid to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees to be paid by the Fund as compared to the management fees of funds determined by the Manager to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged to different share classes of the Fund in light of the services provided by the Manager.

Since the Fund had not yet commenced operations, the Trustees were unable to review information regarding the Manager’s profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other GMO funds and took note of various “fallout benefits” to the Manager that would result from its management of the Fund. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to the Manager associated with managing the Fund.

The Trustees considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager would employ in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources and other matters concerning the Manager’s business and organization and the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the the Fund’s initial management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees considered that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in other GMO funds or accounts. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management or shareholder servicing and supplemental support agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by the other GMO funds in which the Fund invests. The Trustees noted that they had approved renewal of the Manager’s management and shareholder servicing and supplemental support agreements with the other GMO funds in which the Fund may invest and had concluded that the advisory fees to be paid by those funds to the Manager were within the range of fees that would be established through arm’s-length bargaining.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

Board Review of Management Agreements — (Continued)

August 31, 2014 (Unaudited)

GMO Systematic Global Macro Opportunity Fund

Approval of renewal of management agreement for GMO Systematic Global Macro Opportunity Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees also reviewed the fees payable to the Manager under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees considered the management fees payable by the Fund as compared to the management fees of funds determined by a third-party data service to have similar investment characteristics and to the Manager’s fee schedule for its separately managed accounts. The Trustees considered differences in the services that the Manager provides to the Fund and to those accounts. The Trustees also considered the shareholder servicing fees charged to different share classes of the Fund in light of the services provided by the Manager.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to the Fund. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund. The Trustees noted in particular that some GMO funds in which the Fund invests (“underlying GMO funds”) do not charge any advisory fees. The Trustees also noted that, with respect to all other underlying GMO funds, the Manager in effect reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying GMO funds, all of which the Fund would otherwise bear as a result of its investments in them, pursuant to a contractual expense reimbursement arrangement in place with the Fund. The Trustees considered possible economies of scale to the Manager at the Fund’s recent asset levels and whether the fees payable by the Fund to the Manager reflected these economies of scale.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

August 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2014.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Annualized Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$990.00	$3.26	$1,000.00	$1,021.93	$3.31	0.65%
Class IV	$1,000.00	$990.80	$3.01	$1,000.00	$1,022.18	$3.06	0.60%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,035.30	$4.16	$1,000.00	$1,021.12	$4.13	0.81%
Class IV	$1,000.00	$1,035.40	$3.90	$1,000.00	$1,021.37	$3.87	0.76%
Class MF	$1,000.00	$1,035.50	$3.75	$1,000.00	$1,021.53	$3.72	0.73%
Benchmark-Free Fund
Class III	$1,000.00	$1,044.80	$2.58	$1,000.00	$1,022.68	$2.55	0.50%
Global Asset Allocation Fund
Class III	$1,000.00	$1,037.00	$2.57	$1,000.00	$1,022.68	$2.55	0.50%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,041.30	$2.73	$1,000.00	$1,022.53	$2.70	0.53%
Global Equity Allocation Fund
Class III	$1,000.00	$1,046.30	$2.79	$1,000.00	$1,022.48	$2.75	0.54%
International Developed Equity Allocation Fund
Class III	$1,000.00	$1,014.30	$3.15	$1,000.00	$1,022.08	$3.16	0.62%
International Equity Allocation Fund
Class III	$1,000.00	$1,032.90	$3.38	$1,000.00	$1,021.88	$3.36	0.66%
Special Opportunities Fund
Class VI(a)	$1,000.00	$1,002.00	$1.17	$1,000.00	$1,003.48	$1.18	1.26%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,046.40	$2.58	$1,000.00	$1,022.68	$2.55	0.50%

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

August 31, 2014 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Annualized Expense Ratio
Systematic Global Macro Opportunity Fund (formerly Alternative Asset Opportunity Fund)
Class III	$1,000.00	$1,017.40	$3.86	$1,000.00	$1,021.37	$3.87	0.76%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2014, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
(a)	For the period July 28, 2014 (commencement of operations) through August 31, 2014. Expenses are calculated using the class’s annualized net expense ratio for the period ended August 31, 2014, multiplied by the average account value over the period, multiplied by 34 days in the period, divided by 365 days in the year.

GMO Implementation Fund

Semiannual Report

August 31, 2014

For a free copy of the Fund’s proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Fund will achieve the stated investment objective. Please see the Fund’s private placement memorandum regarding specific principal risks for the Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivative risk.

GMO Implementation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2014 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	61.1%
Short-Term Investments	24.1
Preferred Stocks	2.2
Debt Obligations	0.8
Options Purchased	0.1
Investment Funds	0.1
Forward Currency Contracts	0.0	^
Rights/Warrants	0.0	^
Written Options	0.0	^
Futures Contracts	(0.0	)^
Swap Contracts	(0.0	)^
Other	11.6

	100.0%

Country Summary	% of Investments*
United States	52.1%
France	8.2
Germany	7.2
United Kingdom	6.0
Sweden	5.5
Brazil	4.2
Korea	4.1
Russia	3.5
Mexico	3.0
Taiwan	2.8
Spain	2.7
Italy	2.5
India	2.0
Turkey	1.5
Norway	0.9
Netherlands	0.8
Finland	0.7
South Africa	0.7
Thailand	0.7
Australia	0.5
Poland	0.5
Hong Kong	0.4
Indonesia	0.4
Israel	0.4
Belgium	0.3
Denmark	0.3
Singapore	0.3
Austria	0.2
Czech Republic	0.2
Ireland	0.2
Peru	0.2
Portugal	0.2
Chile	0.1
Egypt	0.1
Hungary	0.1
New Zealand	0.1
Malaysia	0.0	^
Philippines	0.0	^
Qatar	0.0	^

Country Summary	% of Investments*
United Arab Emirates	0.0%^
Switzerland	(2.2)
Japan	(5.1)
Canada	(6.3)

100.0%

1

GMO Implementation Fund

(A Series of GMO Trust)

Investment Concentration Summary — (Continued)

August 31, 2014 (Unaudited)

Industry Group Summary	% of Equity Investments**
Energy	14.0%
Software & Services	8.4
Technology Hardware & Equipment	7.4
Banks	6.7
Telecommunication Services	6.6
Utilities	6.3
Capital Goods	6.0
Automobiles & Components	5.7
Health Care Equipment & Services	5.6
Food, Beverage & Tobacco	5.4
Materials	5.3
Pharmaceuticals, Biotechnology & Life Sciences	5.2
Retailing	4.6
Food & Staples Retailing	2.2
Consumer Services	2.0
Media	1.7
Household & Personal Products	1.6
Insurance	1.5
Consumer Durables & Apparel	1.0
Transportation	0.8
Real Estate	0.8
Semiconductors & Semiconductor Equipment	0.7
Diversified Financials	0.5
Commercial & Professional Services	0.0 ^

100.0%

^	Rounds to 0.0%.

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

**	Investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, debt obligations and ETFs, if any. For a summary of derivative contract exposure and ETFs, if any, see the Schedule of Investments.

2

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 65.6%

	Australia — 0.3%
5,416,054	Arrium Ltd	3,984,806
453,823	Bank of Queensland Ltd	5,337,927
1,091	Bendigo and Adelaide Bank Ltd	12,697
1,088,084	BlueScope Steel Ltd *	5,610,370
1,888,586	Goodman Fielder Ltd	1,129,538
339,296	Investa Office Fund (REIT)	1,163,728
3,021,487	Mirvac Group (REIT)	5,184,230
726,016	Pacific Brands Ltd	359,091
1,620,502	Stockland (REIT)	6,439,012
1,489,535	TABCORP Holdings Ltd	4,995,262
1,026,597	Tatts Group Ltd	3,185,711

	Total Australia	37,402,372

	Austria — 0.1%
222,658	OMV AG	8,597,875
153,373	Voestalpine AG	6,584,083

	Total Austria	15,181,958

	Belgium — 0.2%
174,335	Ageas	5,851,429
244,152	Belgacom SA	8,703,418
170,515	Delhaize Group	11,875,510

	Total Belgium	26,430,357

	Brazil — 1.2%
205,700	Aes Tiete SA	1,553,892
120,000	Banco Bradesco SA	2,145,365
3,287,100	Banco do Brasil SA	51,380,670
454,500	Banco Santander Brasil SA	3,138,964
822,400	Banco Santander Brasil SA ADR	5,649,888
86,400	BR Malls Participacoes SA	898,159
686,900	Brasil Brokers Participacoes SA	1,110,823
685,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,466,400
150,200	Cia de Saneamento de Minas Gerais-COPASA	2,683,940
11,981	Cia de Transmissao de Energia Eletrica Paulista *	175,018
373,100	Companhia de Saneamento Basico do Estado de Sao Paulo	3,565,159
913,600	Companhia Siderurgica Nacional SA	4,007,841
533,000	Companhia Siderurgica Nacional SA Sponsored ADR	2,329,210
320,000	Cosan Ltd – Class A	4,640,000
195,400	Cosan SA Industria e Comercio	4,059,013
371,100	CPFL Energia SA	3,744,985
82,800	CPFL Energia SA ADR	1,667,592

Shares	Description	Value ($)
	Brazil — continued
379,300	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,404,408
492,267	Duratex SA	2,214,487
967,100	EDP-Energias Do Brasil SA	4,881,943
271,500	Equatorial Energia SA	3,189,837
99,200	Grendene SA	720,125
189,300	Grupo BTG Pactual	3,179,665
457,500	Klabin SA	2,323,777
565,800	Light SA	6,217,860
573,900	MRV Engenharia e Participacoes SA	2,338,159
63,300	Multiplus SA	927,514
84,900	Porto Seguro SA	1,258,424
184,157	Sul America SA	1,272,687
587,200	Tim Participacoes SA	3,292,097
333,900	Tractebel Energia SA	5,595,081
412,700	Transmissora Alianca de Energia Eletrica SA	4,303,068
124,100	Ultrapar Participacoes SA	3,198,271
125,300	Vale SA	1,629,991
990,300	Vale SA Sponsored ADR	12,933,318

	Total Brazil	161,097,631

	Canada — 0.3%
45,800	Canadian Tire Corp Ltd – Class A	4,731,220
40,700	Catamaran Corp *	1,917,784
218,500	First Quantum Minerals Ltd	4,905,348
84,600	Home Capital Group Inc	4,218,718
35,400	RONA Inc	465,250
284,400	Tim Hortons Inc	22,877,136

	Total Canada	39,115,456

	Chile — 0.0%
2,933,723	Enersis SA	996,624
121,900	Enersis SA Sponsored ADR	2,061,329
56,625	ENTEL Chile SA	655,748

	Total Chile	3,713,701

	Colombia — 0.0%
5,400	Ecopetrol SA Sponsored ADR	186,732

	Czech Republic — 0.1%
613,761	CEZ AS	17,808,136

	Denmark — 0.2%
7,003	AP Moeller – Maersk A/S	17,592,845
60,790	Carlsberg A/S	5,557,907
49,222	Jyske Bank A/S (Registered) *	2,694,676

	Total Denmark	25,845,428

See accompanying notes to the financial statements.	3

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Egypt — 0.1%
1,137,330	Al Ezz Steel Rebars SAE *	2,717,051
204,018	Global Telecom Holding *	153,598
291,399	Global Telecom Holding GDR *	1,047,450
8,357,038	Orascom Telecom Media And Technology Holding SAE *	1,463,266
106,292	Sidi Kerir Petrochemicals Co	298,105
693,037	Telecom Egypt Co	1,393,097

	Total Egypt	7,072,567

	Finland — 0.4%
425,746	Fortum Oyj	10,695,480
74,429	Metso Oyj	2,923,996
64,598	Neste Oil Oyj	1,263,339
3,694,671	Nokia Oyj	31,029,442
454,719	UPM – Kymmene Oyj	6,844,437

	Total Finland	52,756,694

	France — 4.9%
2,053	Air France – KLM *	21,504
119,445	Alstom SA *	4,231,116
874,168	ArcelorMittal	12,705,763
286,841	AXA	7,117,601
167,399	BNP Paribas	11,311,663
311,112	Bouygues SA	11,434,202
163,914	Carrefour SA	5,688,517
118,889	CNP Assurances	2,347,221
519,296	Compagnie de Saint-Gobain	26,382,617
214,082	Compagnie Generale des Etablissements Michelin	23,683,141
544,617	Credit Agricole SA	8,082,363
250,110	Electricite de France	8,131,064
2,180,488	GDF Suez	53,745,733
53,004	Lafarge SA	4,064,523
3,556,118	Orange	53,828,922
718,920	Peugeot SA *	10,114,469
287,106	Renault SA	22,498,699
580,599	Sanofi	63,629,225
182,985	Schneider Electric SA	15,480,262
20,991	SCOR SE	642,756
251,514	Societe Generale	12,756,963
48,246	Technicolor *	370,634
2,663,532	Total SA	175,762,472
106,883	Vallourec SA	4,776,440
471,773	Veolia Environnement SA	8,666,954
532,261	Vinci SA	34,815,537
2,123,806	Vivendi SA	55,302,068

	Total France	637,592,429

Shares	Description	Value ($)
	Germany — 3.7%
168,493	Allianz SE (Registered)	28,774,129
124,019	Aurubis AG	6,100,165
914,741	BASF SE	94,303,756
492,438	Bayerische Motoren Werke AG	57,471,135
1,118,894	Daimler AG	91,788,000
272,501	Deutsche Bank AG (Registered)	9,343,001
303,613	Deutsche Lufthansa AG (Registered)	5,276,116
2,060,185	Deutsche Telekom AG (Registered)	30,876,314
52,163	Duerr AG	4,027,328
3,537,095	E.ON AG	64,375,330
131,942	Freenet AG	3,535,335
19,134	Fresenius Medical Care AG & Co	1,348,151
37,360	Hannover Rueck SE	3,107,593
272	HeidelbergCement AG	20,590
248,368	K+S AG (Registered)	7,727,841
253,146	Kloeckner & Co SE *	3,466,918
186,537	Metro AG *	6,570,576
68,009	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	13,654,441
994,406	RWE AG	38,994,119
78,694	Salzgitter AG	2,942,997
41,642	Volkswagen AG	9,356,094

	Total Germany	483,059,929

	Greece — 0.0%
13,685	Hellenic Telecommunications Organization SA *	196,450

	Hong Kong — 0.2%
200,098	Cheung Kong Holdings Ltd	3,642,497
3,666,308	Esprit Holdings Ltd	5,939,446
58,000	Hongkong Land Holdings Ltd	397,389
694,552	Link (REIT)	4,125,205
562,319	Sun Hung Kai Properties Ltd	8,536,693
73,500	Swire Pacific Ltd – Class A	988,897
337,000	Wharf Holdings Ltd (The)	2,639,195
1,050,500	Yue Yuen Industrial Holdings	3,248,713

	Total Hong Kong	29,518,035

	Hungary — 0.1%
876,350	Magyar Telekom Telecommunications Plc *	1,350,463
16,942	MOL Hungarian Oil and Gas Plc	835,012
282,196	OTP Bank Plc	4,880,590

	Total Hungary	7,066,065

4	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	India — 1.2%
201,245	Aban Offshore Ltd	2,352,952
18,173	ACC Ltd	448,076
1,347,093	Allahabad Bank	2,533,714
825,780	Andhra Bank	980,188
1,471,081	Ashok Leyland Ltd *	891,308
261,537	Aurobindo Pharma Ltd	3,532,260
303,114	Axis Bank Ltd (a)	1,984,627
14,805	Bajaj Auto Ltd	553,184
256,888	Bank of Baroda (a)	3,700,159
819,714	Bank of India	3,740,664
1,806,837	Bharat Heavy Electricals Ltd	7,120,394
67,498	Biocon Ltd	518,965
1,040,165	Cairn India Ltd	5,603,931
637,994	Canara Bank Ltd	3,988,522
784,501	Coal India Ltd	4,620,838
999,603	DLF Ltd	2,931,581
404,555	GAIL India Ltd	2,959,594
70,097	HCL Technologies Ltd	1,888,847
1,080,527	HDFC Bank Ltd (a)	15,069,542
38,275	Hero MotoCorp Ltd	1,647,421
1,321,033	Hindalco Industries Ltd	3,709,636
1,295,822	Housing Development & Infrastructure Ltd *	1,935,490
29,906	ICICI Bank Ltd	767,031
21,000	ICICI Bank Ltd Sponsored ADR	1,123,500
617,598	IDFC Ltd (a)	1,474,404
20,985	Infosys Ltd	1,246,733
77,250	Infosys Ltd Sponsored ADR	4,596,375
79,791	Jai Balaji Industries Ltd *	28,447
1,281,275	Jaiprakash Associates Ltd *	992,644
19,809	JSW Steel Ltd	405,912
883,234	Karnataka Bank Ltd	1,787,659
73,705	Kiri Industries Ltd *	161,379
138,466	LIC Housing Finance Ltd	692,962
137,908	Mahindra & Mahindra Ltd	3,203,382
2,178,950	NHPC Ltd	775,587
1,361,749	NMDC Ltd	3,817,985
2,045,873	NTPC Ltd	4,640,320
588,368	Oil & Natural Gas Corp Ltd	4,231,598
70,068	Oil India Ltd	709,890
571,941	Oriental Bank of Commerce	2,470,426
691,205	Power Finance Corp	2,859,717
467,696	Punjab National Bank Ltd (a)	7,320,085
83,148	Reliance Capital Ltd *	728,318
1,448,073	Reliance Communications Ltd *	2,780,259
92,267	Reliance Industries Ltd	1,523,829
202,814	Reliance Infrastructure Ltd *	2,340,421
303,268	Rural Electrification Corp Ltd	1,346,621
1,013,680	Sesa Sterlite Ltd	4,647,636

Shares	Description	Value ($)
	India — continued
189,229	State Bank of India	7,697,648
614,234	Syndicate Bank	1,214,311
305,469	Tata Global Beverages Ltd	761,753
651,149	Tata Motors Ltd	5,640,905
54,778	Tata Motors Ltd – Class A	342,534
53,000	Tata Motors Ltd Sponsored ADR	2,554,070
1,083,653	Tata Power Co Ltd	1,547,883
329,077	Tata Steel Ltd	2,792,171
136,559	Tech Mahindra Ltd	5,308,967
176,037	UCO Bank	258,957
81,806	United Phosphorus Ltd	427,341
86,163	Wipro Ltd	803,289
21,281	Yes Bank Ltd	200,459

	Total India	158,935,301

	Indonesia — 0.2%
5,831,600	Adaro Energy Tbk PT	656,561
12,913,900	Astra International Tbk PT	8,361,338
2,451,400	Bank Tabungan Negara Persero Tbk PT	233,637
1,397,400	Gajah Tunggal Tbk PT	211,474
5,157,100	Global Mediacom Tbk PT	853,053
5,683,100	Harum Energy Tbk PT	1,044,802
666,700	Indo Tambangraya Megah Tbk PT	1,605,986
577,800	Indosat Tbk PT *	189,233
1,176,100	Media Nusantara Citra Tbk PT	282,026
31,229,500	MNC Investama Tbk PT	1,006,469
4,022,500	Perusahaan Gas Negara Persero Tbk PT	1,994,556
2,682,400	Ramayana Lestari Sentosa Tbk PT	228,144
623,000	Tambang Batubara Bukit Asam Persero Tbk PT	711,876
33,352,400	Telekomunikasi Indonesia Persero Tbk PT	7,623,353
35,100	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	1,616,706
1,589,600	XL Axiata Tbk PT	808,806

	Total Indonesia	27,428,020

	Ireland — 0.1%
376,217	CRH Plc	8,670,930
189,454	Smurfit Kappa Group Plc	4,299,819

	Total Ireland	12,970,749

	Israel — 0.3%
449,486	Bank Hapoalim BM	2,547,211
1,519,587	Bank Leumi Le-Israel *	5,933,389
297,100	Check Point Software Technologies Ltd *	21,100,042

See accompanying notes to the financial statements.	5

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Israel — continued
2,355,650	Israel Discount Bank Ltd – Class A *	3,958,694
212,984	Partner Communications Co Ltd *	1,535,900

	Total Israel	35,075,236

	Italy — 1.5%
5,760,898	A2A SPA	6,321,997
10,981,200	Enel SPA	58,163,780
2,690,962	ENI SPA	67,196,054
127,397	Exor SPA	5,073,727
1,100,233	Fiat SPA *	10,760,322
711,027	Finmeccanica SPA *	6,667,533
70,798	Italcementi SPA-Di RISP	512,217
1,489,840	Mediaset SPA *	6,162,208
472,933	Mediolanum SPA	3,522,094
67,726	Recordati SPA	1,103,415
108,647	Saipem SPA *	2,579,950
22,245,421	Telecom Italia SPA *	25,661,837
10,092,272	Telecom Italia SPA-Di RISP	9,293,724

	Total Italy	203,018,858

	Japan — 5.0%
16,679	Adastria Holdings Co Ltd	334,124
530,800	Aeon Co Ltd	5,739,781
55,700	Aisin Seiki Co Ltd	2,061,583
57,400	Alfresa Holdings Corp	3,409,696
10,000	Aoyama Trading Co Ltd	247,522
550,000	Asahi Glass Co Ltd	2,980,283
380,000	Asahi Kasei Corp	3,049,285
15,600	Asatsu-DK, Inc.	411,665
79,500	Brother Industries Ltd	1,543,019
382,000	Calsonic Kansei Corp	2,205,347
524,500	Canon Inc	17,116,307
45,900	Central Japan Railway Co	6,435,774
255,600	Chubu Electric Power Co Inc *	2,953,328
1,994,935	Cosmo Oil Co Ltd	3,741,671
70,900	Daihatsu Motor Co Ltd	1,217,401
578,000	Daikyo Inc	1,107,592
84,200	Daito Trust Construction Co Ltd	10,423,035
131,000	Denki Kagaku Kogyo K K	443,867
6,463	DIC Corp	14,744
24,500	Electric Power Development Co Ltd	802,629
134,700	FujiFilm Holdings Corp	4,067,158
86,100	Fuji Oil Co Ltd	1,415,310
195,000	Gunze Ltd	551,270
205,400	Hakuhodo DY Holdings Inc	2,125,534
319,000	Hanwa Co Ltd	1,258,592
559,307	Haseko Corp	4,634,098

Shares	Description	Value ($)
	Japan — continued
36,400	Hitachi Chemical Co Ltd	677,675
725,000	Honda Motor Co Ltd	24,611,014
131,100	Idemitsu Kosan Co Ltd	2,877,431
796,500	Inpex Corp	11,419,553
211,300	IT Holdings Corp	3,896,218
1,506,400	Itochu Corp	19,168,873
1,577,900	Japan Tobacco, Inc.	54,064,464
352,300	JFE Holdings Inc	7,132,197
34,800	JSR Corp	605,027
1,937,100	JX Holdings Inc	9,967,898
189,842	K’s Holdings Corp	5,303,605
53,000	Kaneka Corp	313,706
3,266,000	Kawasaki Kisen Kaisha Ltd	7,861,064
118,600	KDDI Corp.	6,853,328
3,808,000	Kobe Steel Ltd	6,194,732
45,986	Kohnan Shoji Co Ltd	482,870
87,000	Kuraray Co Ltd	1,083,910
299,100	Kyocera Corp	14,009,235
480,900	Leopalace21 Corp *	2,767,376
1,810,600	Marubeni Corp	13,074,782
253,604	Medipal Holdings Corp	3,284,059
1,693,600	Mitsubishi Chemical Holdings Corp	8,454,127
1,240,800	Mitsubishi Corp	25,672,881
291,100	Mitsubishi UFJ Lease & Finance Co Ltd	1,555,956
1,903,000	Mitsui Chemicals Inc	5,621,234
2,250,667	Mitsui Engineering & Shipbuilding Co Ltd	4,917,165
1,469,900	Mitsui & Co Ltd	23,980,316
781,012	Mitsui Mining & Smelting Co Ltd	2,406,237
1,628,134	Mitsui OSK Lines Ltd	5,966,099
230,100	Net One Systems Co Ltd	1,434,168
141,000	Nichirei Corp	664,322
1,249,700	Nippon Light Metal Co Ltd	1,997,157
2,932	Nippon Paper Industries Co Ltd	47,328
177,000	Nippon Electric Glass Co Ltd	890,591
488,800	Nippon Telegraph & Telephone Corp	32,832,834
2,061,000	Nippon Yusen Kabushiki Kaisha	6,066,983
351,141	Nipro Corp	3,099,753
4,757,900	Nissan Motor Co Ltd	45,702,116
263,000	Nisshinbo Holdings Inc	2,454,864
26,400	Nisshin Seifun Group Inc	304,497
10,800	NOK Corp	233,402
296,286	North Pacific Bank Ltd	1,201,964
1,166,129	NTT Docomo, Inc.	20,194,026
30,700	Okinawa Electric Power Co	999,250
1,138	ORIX JREIT Inc (REIT)	1,522,780
508,000	Osaka Gas Co Ltd	2,089,299

6	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
26,000	Rengo Co Ltd	122,214
1,171,800	Resona Holdings Inc	6,360,251
291,900	Ricoh Co Ltd	3,168,433
170,000	Round One Corp	1,106,429
11,200	Ryohin Keikaku Co Ltd	1,258,277
900	Sega Sammy Holdings Inc	17,183
18,000	Seino Holdings Co Ltd	168,898
133,100	Sekisui House Ltd	1,673,644
28,100	Shimamura Co Ltd	2,533,252
656,000	Showa Denko KK	946,607
561,800	Showa Shell Sekiyu KK	6,032,477
4,725,300	Sojitz Corp	7,822,772
138,000	Sumitomo Chemical Co Ltd	495,427
1,297,100	Sumitomo Corp	16,757,557
1,600	Sumitomo Electric Industries Ltd	23,456
9,000	Sumitomo Forestry Co Ltd	100,566
197,000	Sumitomo Heavy Industries Ltd	1,018,267
418,000	Sumitomo Metal Mining Co Ltd	6,347,490
1,266,500	Sumitomo Mitsui Construction Co Ltd *	1,547,776
72,600	Sumitomo Rubber Industries	1,038,315
54,452	Suzuken Co Ltd	1,814,102
253,995	Takeda Pharmaceutical Co., Ltd.	11,603,450
12,200	TDK Corp	608,275
108,000	Tokuyama Corp	357,744
1,320,800	Tokyo Electric Power Co Inc (The) *	4,768,901
969,754	Tokyo Electron Ltd	67,953,869
249,000	TonenGeneral Sekiyu KK	2,271,263
1,373,000	Tosoh Corp	5,685,482
346,400	Toyota Tsusho Corp	9,151,052
514,000	Ube Industries Ltd	870,309
505,700	UNY Co Ltd	2,843,136
45,500	West Japan Railway Co	2,152,747
2,146,967	Yamada Denki Co Ltd	6,897,516
52,000	Yokohama Rubber Co Ltd (The)	462,438

	Total Japan	652,228,556

	Malaysia — 0.0%
148,013	Hong Leong Bank Berhad	676,109

	Mexico — 0.2%
1,165,600	America Movil SAB de CV ADR	28,568,856
1,704,300	America Movil SAB de CV – Class L	2,094,412

	Total Mexico	30,663,268

	Netherlands — 0.5%
1,122,340	Aegon NV	8,875,050
85,782	Corbion NV	1,437,208

Shares	Description	Value ($)
	Netherlands — continued
44,454	Delta Lloyd NV	1,071,156
28,325	Fugro NV	1,027,187
22,204	Heineken NV	1,690,481
1,099,026	ING Groep NV *	15,125,728
890,956	Koninklijke Ahold NV	15,221,729
584,565	Koninklijke BAM Groep NV	1,385,017
27,728	Koninklijke DSM NV	1,852,550
4,823,000	Koninklijke KPN NV *	16,099,404
85,275	SNS REAAL NV * (b)	—
430,100	VimpelCom Ltd Sponsored ADR	3,664,452
60,000	Ziggo NV	2,855,477

	Total Netherlands	70,305,439

	New Zealand — 0.1%
488,199	Chorus Ltd	717,062
467,016	Fletcher Building Ltd	3,596,139
2,439,271	Spark New Zealand Ltd	5,987,546

	Total New Zealand	10,300,747

	Norway — 0.5%
45,777	Aker Solutions ASA	696,222
281,184	DNB ASA	5,262,171
10,286	Fred Olsen Energy ASA	241,686
377,838	Golden Ocean Group Ltd	622,618
142,722	Petroleum Geo-Services ASA	1,075,730
1,397,848	Statoil ASA	39,321,154
115,372	Storebrand ASA *	642,961
62,291	Subsea 7 SA	1,038,395
297,076	Telenor ASA	6,824,174
95,904	TGS Nopec Geophysical Co ASA	2,709,702
227,611	Yara International ASA	11,411,969

	Total Norway	69,846,782

	Peru — 0.1%
319,055	Companhia de Minas Buenaventura SA ADR	4,645,441
228,900	Southern Copper Corp.	7,510,209

	Total Peru	12,155,650

	Philippines — 0.0%
26,480	GT Capital Holdings Inc	571,168
4,600	Philippine Long Distance Telephone Co Sponsored ADR	348,864
905,900	Puregold Price Club Inc	752,265

	Total Philippines	1,672,297

	Poland — 0.3%
16,336	Asseco Poland SA	215,786
255,069	Boryszew SA *	494,178

See accompanying notes to the financial statements.	7

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Poland — continued
58,486	Energa SA	381,015
105,647	Jastrzebska Spolka Weglowa SA *	1,105,845
685,248	KGHM Polska Miedz SA	28,242,266
76,064	Orange Polska SA	255,363
1,152,628	PGE SA	7,850,183
108,240	Polski Koncern Naftowy Orlen SA	1,336,030
22,770	Powszechna Kasa Oszczednosci Bank Polski SA	272,272
1,183	Powszechny Zaklad Ubezpieczen SA	173,464
635,099	Synthos SA	914,067
156,914	Tauron Polska Energia SA	245,077

	Total Poland	41,485,546

	Portugal — 0.1%
2,599,312	EDP-Energias de Portugal SA	12,594,387

	Qatar — 0.0%
7,913	Industries Qatar QSC	421,544

	Russia — 1.8%
508,368	Aeroflot-Russian Airlines *	645,595
85,704	Bashneft OAO – Class S	4,501,285
177,300	CTC Media, Inc.	1,609,884
23,712	Eurasia Drilling Co Ltd GDR	686,005
85,518	Gazprom Neft JSC Sponsored ADR	1,649,163
7,469,409	Gazprom OAO Sponsored ADR	53,415,775
91,044	Globaltrans Investment Plc Sponsored GDR	833,736
1,390,284	Lukoil OAO Sponsored ADR	77,411,447
62,718	MegaFon OAO GDR	1,775,070
387,800	Mobile Telesystems Sponsored ADR	7,154,910
164,490	Moscow Exchange	276,715
44,528	NovaTek OAO GDR	4,481,313
3,088,646	Rosneft OJSC GDR (Registered)	18,857,688
10,335	Rostelecom OJSC Sponsored ADR	165,097
3,993,457	Sberbank Sponsored ADR	32,611,636
134,523	Sistema JSFC Sponsored GDR (Registered)	3,058,623
2,229,358	Surgutneftegas Sponsored ADR	15,435,950
188,343	Tatneft Sponsored ADR	6,995,603
31,484	TCS Group Holding Plc (Registered) GDR *	166,749

	Total Russia	231,732,244

Shares	Description	Value ($)
	Singapore — 0.2%
2,948,085	Ezra Holdings Ltd	2,642,308
15,782,000	Golden Agri-Resources Ltd	6,442,741
5,936,000	Noble Group Ltd	6,453,124
330,000	Singapore Technologies Engineering Ltd	966,479
1,003,000	Swiber Holdings Ltd	393,657
4,599,644	Yangzijiang Shipbuilding Holdings Ltd	4,288,678

	Total Singapore	21,186,987

	South Africa — 0.4%
2,691,606	African Bank Investments Ltd (b)	252
14,111	Barclays Africa Group Ltd	220,404
25,560	Bidvest Group Ltd	674,720
361,500	Capital Property Fund (REIT)	405,009
182,531	Kumba Iron Ore Ltd	5,471,764
823,854	MTN Group Ltd	18,635,921
124,627	Naspers Ltd-N Shares	15,896,423
89,471	Sasol Ltd	5,199,855
1,647	Sasol Ltd Sponsored ADR	96,481
328,134	Vodacom Group Ltd	3,957,425
101,392	Wilson Bayly Holmes-Ovcon Ltd	1,318,457

	Total South Africa	51,876,711

	South Korea — 2.3%
188,082	BS Financial Group Inc	3,117,589
46,344	Capro Corp *	176,857
42,403	CJ E & M Corp *	1,982,341
653	CJ O Shopping Co Ltd	231,846
16,758	Daelim Industrial Co Ltd	1,445,744
67,444	Daou Technology Inc	825,801
53,197	DGB Financial Group Inc	929,124
59,189	Dongbu Insurance Co Ltd	3,573,748
31,082	GS Engineering & Construction Corp *	1,130,695
60,898	GS Holdings	2,586,368
272,026	Hana Financial Group Inc	11,424,582
10,262	Hankook Tire Co Ltd	532,649
73,370	Hankook Tire WorldwideCo Ltd	1,581,833
26,594	Hanwha Corp	793,791
11,011	Hyundai Engineering & Construction	694,478
85,833	Hyundai Marine & Fire Insurance Co Ltd	2,637,287
56,585	Hyundai Mobis	16,414,756
73,709	Hyundai Motor Co	16,944,180
162,810	Iljin Holdings Co Ltd	1,055,517
382,148	Industrial Bank of Korea	6,638,073
48,160	Jahwa Electronics Co Ltd	653,534
205,400	KB Financial Group Inc	8,386,181

8	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
29,313	Kginicis Co Ltd	328,363
361,663	Kia Motors Corp	21,840,041
9,605	Kolon Industries Inc	569,858
9,943	Korea Zinc Co Ltd	4,125,220
385,240	KT Corp	13,311,751
21,700	KT Corp Sponsored ADR	371,070
11,386	Kwangju Bank *	127,528
12,554	Kyongnam Bank *	168,484
61,890	LF Corp	1,861,956
3,113	LG Chem Ltd	828,114
30,907	LG International Corp	850,947
65,076	LIG Insurance Co Ltd	1,941,574
5,004	Lotte Chemical Corp	807,695
4,026	Lotte Shopping Co Ltd	1,318,643
20,106	Lumens Co Ltd *	163,997
95,203	Meritz Fire & Marine Insurance Co Ltd	1,287,011
7,123	Mirae Asset Securities Co Ltd	340,816
17,543	Neowiz Games Corp *	349,721
6,328	NHN Entertainment Corp *	451,904
48,795	Partron Co Ltd	456,791
47,338	S-Oil Corp	2,187,317
18,740	Samsung Card Co	901,264
76,277	Samsung Electronics Co Ltd	92,874,180
2,634	Samsung Electronics Co Ltd GDR (Registered)	1,604,865
7,209	Samsung Electro-Mechanics Co Ltd	390,597
72,768	Samsung Engineering Co Ltd *	4,589,103
83,635	Samsung Heavy Industries Co Ltd	2,250,218
23,555	Samsung SDI Co Ltd	3,522,956
10,000	Seah Besteel Corp	353,025
22,767	SFA Engineering Corp	988,699
207,030	Shinhan Financial Group Co Ltd	10,725,112
28,715	Silicon Works Co Ltd	647,548
3,521	SK Gas Co Ltd	392,662
11,244	SK Holdings Co Ltd	1,781,019
121,835	SK Innovation Co Ltd	11,314,619
58,660	SK Telecom Co Ltd	15,851,582
78,600	SK Telecom Co Ltd ADR	2,351,712
90,248	Sungwoo Hitech Co Ltd	1,518,742
581,559	Woori Finance Holdings Co Ltd *	7,893,621

	Total South Korea	297,397,299

	Spain — 1.6%
29,083	Acciona SA *	2,327,845
138,678	ACS Actividades de Construccion y Servicios SA	5,841,365
167,895	Enagas	5,599,966

Shares	Description	Value ($)
	Spain — continued
523,168	Gas Natural SDG SA	16,040,993
6,979,348	Iberdrola SA	51,280,468
406,816	Indra Sistemas SA	6,117,995
319,112	Mapfre SA	1,196,817
943,153	Repsol YPF SA	23,423,447
5,942,359	Telefonica SA	94,274,234

	Total Spain	206,103,130

	Sri Lanka — 0.0%
1,065,600	Anilana Hotels & Properties Ltd *	52,356

	Sweden — 0.4%
846,232	Ericsson LM – Class B	10,545,346
23,805	Industrivarden AB – Class C	429,532
108,187	Investor AB	4,017,771
187,216	Sandvik AB	2,337,153
157,847	Skanska AB – Class B	3,266,565
268,405	Tele2 AB – B Shares	3,343,229
2,987,830	TeliaSonera AB	21,822,626
138,959	Volvo AB – Class B	1,661,397

	Total Sweden	47,423,619

	Switzerland — 0.4%
81,771	ABB Ltd (Registered)	1,859,834
158,811	Holcim Ltd (Registered)	12,640,020
135,231	Novartis AG (Registered)	12,150,019
11,816	Swiss Life Holding AG (Registered) *	2,980,914
3,542	Swisscom AG (Registered)	2,057,716
150,275	Transocean Ltd	5,788,862
47,095	Zurich Insurance Group AG	14,218,079

	Total Switzerland	51,695,444

	Taiwan — 1.7%
3,360,000	Acer Inc *	2,781,379
187,000	Advantech Co Ltd	1,756,475
280,000	ALI Corp	267,242
191,000	Asia Plastic Recycling Holding Ltd	293,434
1,837,000	Asustek Computer Inc	19,223,569
1,007,000	Career Technology MFG Co Ltd	1,552,852
60,000	Casetek Holdings Ltd	363,653
927,000	Catcher Technology Co Ltd *	9,403,079
1,609,000	China Man-Made Fiber Corp *	510,152
3,007,000	China Petrochemical Development Corp *	1,072,365
1,655,000	Chipbond Technology Corp	2,896,875
668,837	Chong Hong Construction Co Ltd *	1,822,147
2,443,470	Chunghwa Telecom Co Ltd	7,612,262

See accompanying notes to the financial statements.	9

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
500	Chunghwa Telecom Co Ltd ADR	15,610
10,261,000	Compal Electronics Inc	9,120,376
1,395,000	Coretronic Corp	2,317,183
203,000	Delta Electronics Inc	1,427,321
205,000	Dynapack International Technology Corp	606,192
5,184,371	E.Sun Financial Holding Co Ltd	3,410,684
495,000	Elan Microelectronics Corp	849,654
218,000	Elitegroup Computer Systems Co Ltd	157,836
869,000	Far EasTone Telecommunications Co Ltd	1,850,882
127,000	Faraday Technology Corp	151,710
452,151	Flexium Interconnect Inc	1,282,309
1,695,750	Foxconn Technology Co Ltd	4,257,131
230,000	Fubon Financial Holding Co Ltd	375,641
1,351,500	Highwealth Construction Corp	2,393,758
9,633,120	Hon Hai Precision Industry Co Ltd	32,950,107
1,526,000	HTC Corp *	7,025,882
211,000	Huaku Development Co Ltd	507,875
267,540	ILI Technology Corp	667,182
243,000	Kinsus Interconnect Technology Corp	1,028,061
2,569,628	Lite-On Technology Corp	4,261,668
306,222	Makalot Industrial Co Ltd	1,512,097
56,022	MediaTek Inc	936,283
582,000	Novatek Microelectronics Corp Ltd	2,988,131
2,761,000	Pegatron Corp	5,854,573
384,000	Phison Electronics Corp	2,780,153
887,000	Pou Chen Corp	1,026,907
2,287,808	Powertech Technology Inc	4,336,382
3,085,000	Quanta Computer Inc	8,712,479
1,751,020	Radiant Opto-Electronics Corp	7,563,445
886,330	Realtek Semiconductor Corp	3,231,011
78,332	Silicon Motion Technology Corp ADR	2,111,831
602,000	Simplo Technology Co Ltd	3,381,452
78,000	Soft-World International Corp	258,371
1,293,000	Synnex Technology International Corp	1,973,371
2,369,175	Taishin Financial Holding Co Ltd	1,204,596
229,000	Taiwan Cement Corp	364,273
677,000	Taiwan Mobile Co Ltd	2,157,504
701,044	Taiwan PCB Techvest Co Ltd	1,145,308
290,000	Taiwan Semiconductor Manufacturing Co Ltd	1,211,990
568,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	11,898,108

Shares	Description	Value ($)
	Taiwan — continued
1,756,085	TPK Holding Co Ltd	11,936,021
1,349,000	Tripod Technology Corp	2,742,073
2,490,000	Unimicron Technology Corp	2,103,972
6,252,909	Wistron Corp	7,326,808
200,260	Wistron NeWeb Corp	523,007
1,495,000	WPG Holdings Co Ltd	1,948,325
522,000	Yungtay Engineering Co Ltd	1,293,403

	Total Taiwan	216,734,420

	Thailand — 0.4%
1,566,400	Bangchak Petroleum Pcl (Foreign Registered)	1,680,818
8,162,500	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,984,673
8,339,300	Banpu Pcl (Foreign Registered)	8,434,282
461,450	Electricity Generating Pcl (Foreign Registered)	2,464,362
553,100	Glow Energy Pcl (Foreign Registered)	1,517,909
1,506,500	PTT Exploration & Production Pcl (Foreign Registered)	7,758,140
377,700	PTT Global Chemical Pcl (Foreign Registered)	733,437
1,695,900	PTT Pcl (Foreign Registered)	17,053,076
1,157,900	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	2,112,745
21,374,300	Sansiri Pcl (Foreign Registered)	1,393,372
2,919,900	Thai Oil Pcl (Foreign Registered)	4,732,624
1,322,000	Thanachart Capital Pcl (Foreign Registered)	1,448,837
3,505,400	TTW Pcl (Foreign Registered)	1,372,817

	Total Thailand	55,687,092

	Turkey — 0.9%
2,454,414	Akbank TAS	9,356,973
4,201,341	Asya Katilim Bankasi AS *	2,410,207
69,065	Dogus Gayrimenkul Yatirim Ortakligi AS (REIT) *	140,559
94,773	Dogus Otomotiv Servis ve Ticaret AS	383,950
1,704,586	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,640,050
4,077,952	Emlak Konut Gayrimenkul Yatirim (REIT)	5,123,526
802,283	Eregli Demir ve Celik Fabrikalari TAS	1,559,729
995,371	Gubre Fabrikalari TAS	2,003,905
577,724	Haci Omer Sabanci Holding AS	2,674,377
1,753,020	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	1,806,122

10	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
412,706	KOC Holding AS	2,108,222
398,956	Koza Altin Isletmeleri AS	4,284,335
1,673,369	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,747,987
243,563	Park Elektrik Madencilik Tekstil Sanayi ve Ticaret AS	427,278
1,390,669	Tekfen Holding AS *	3,494,679
92,018	Tupras-Turkiye Petrol Rafineriler AS	2,160,540
185,322	Turk Hava Yollari Anonim Ortakligi *	587,522
1,586,279	Turk Telekomunikasyon AS	4,593,970
1,554,940	Turkcell Iletisim Hizmetleri AS *	9,123,408
11,300	Turkcell Iletisim Hizmetleri AS ADR *	166,788
2,082,805	Turkiye Garanti Bankasi AS	8,157,318
7,955,484	Turkiye IS Bankasi – Class C	20,543,544
630,810	Turkiye Sise ve Cam Fabrikalari AS	851,947
4,877,877	Turkiye Vakiflar Bankasi TAO – Class D	11,237,949
1,897,359	Turkiye Halk Bankasi AS	13,917,568
3,866,446	Yapi ve Kredi Bankasi AS	8,607,151

	Total Turkey	119,109,604

	United Arab Emirates — 0.0%
3,143,953	Dana Gas PJSC *	600,024
3,154,771	Eshraq Properties Co PJSC *	1,169,197

	Total United Arab Emirates	1,769,221

	United Kingdom — 5.6%
289,447	Amlin Plc	2,163,716
1,188,489	AstraZeneca Plc	90,691,709
925,658	Aviva Plc	8,011,423
1,320,148	BAE Systems Plc	9,769,152
1,418,758	Balfour Beatty Plc	5,712,167
379,830	BG Group Plc	7,571,373
13,377,164	BP Plc	106,710,440
144,859	Bunzl Plc	3,960,004
99,244	Cairn Energy Plc *	296,109
162,020	Cape Plc	836,074
108,130	Carillion Plc	604,708
267,860	Catlin Group Ltd	2,287,019
2,337,306	Centrica Plc	12,406,714
719,559	Cobham Plc	3,551,371
1,255,225	Debenhams Plc	1,384,845
788,235	Dixons Carphone Plc	4,519,400
446,800	Drax Group Plc	4,655,100
175,443	Evraz Plc	328,957
2,362,428	FirstGroup Plc *	4,992,810
177,127	Friends Life Group Ltd	903,042

Shares	Description	Value ($)
	United Kingdom — continued
1,691,050	Glencore Plc	10,182,586
13,916	Halfords Group Plc	110,239
1,168,559	Home Retail Group Plc	3,557,436
701,872	Imperial Tobacco Group Plc	30,633,170
387,666	Inchcape Plc	4,349,409
381,909	Intermediate Capital Group Plc	2,590,118
35,898	JD Wetherspoon Plc	444,011
456,288	J Sainsbury Plc	2,203,121
262,101	Kingfisher Plc	1,323,155
33,612	Lancashire Holdings Ltd	349,593
4,349,490	Man Group Plc	8,556,730
689,252	Marks & Spencer Group Plc	4,923,285
78,455	Micro Focus International Plc	1,136,041
70,826	Mitie Group Plc	371,824
95,772	National Express Group Plc	408,211
36,974	Next Plc	4,356,732
174,836	Pearson Plc	3,226,216
88,624	Premier Oil Plc	512,121
2,267,993	Royal Dutch Shell Plc A Shares (London)	91,789,390
1,441,323	Royal Dutch Shell Plc B Shares (London)	60,880,067
344,443	RSA Insurance Group Plc	2,620,094
392,031	Scottish & Southern Energy Plc	9,887,540
654,800	Shire Plc ADR	160,000,380
334,180	Spirit Pub Co Plc	417,289
518,527	Standard Life Assurance Plc	3,312,837
5,339,092	Tesco Plc	20,408,343
2,566,177	Thomas Cook Group Plc *	5,323,796
931,004	TUI Travel Plc	5,759,855
7,171,867	Vodafone Group Plc	24,648,848
2,083,917	WM Morrison Supermarkets Plc	6,146,994

	Total United Kingdom	741,785,564

	United States — 28.0%
345,300	3M Co.	49,723,200
730,400	Abbott Laboratories	30,852,096
331,690	Accenture Plc – Class A	26,886,791
28,400	Akamai Technologies, Inc. *	1,715,928
63,100	Allergan, Inc.	10,328,208
826,585	Amazon.com, Inc. *	280,245,378
68,600	Ametek, Inc.	3,631,684
205,200	Amgen, Inc.	28,600,776
41,700	Amphenol Corp. – Class A	4,295,517
127,200	Analog Devices, Inc.	6,502,464
18,300	Ansys, Inc. *	1,487,790
38,900	Apache Corp.	3,961,187
42,000	Apollo Education Group, Inc. *	1,166,340
599,500	Apple, Inc.	61,448,750

See accompanying notes to the financial statements.	11

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
10,500	Applied Industrial Technologies, Inc.	511,455
11,200	AptarGroup, Inc.	718,480
316,200	Bally Technologies, Inc. *	25,071,498
299,200	Baxter International, Inc.	22,434,016
109,800	Becton, Dickinson and Co.	12,865,266
411,200	Bed Bath & Beyond, Inc. *	26,423,712
56,800	Biogen Idec, Inc. *	19,484,672
24,200	Brown-Forman Corp. – Class B	2,242,372
156,400	CA, Inc.	4,416,736
63,700	Cerner Corp. *	3,672,942
798,000	Chevron Corp.	103,301,100
66,300	Church & Dwight Co., Inc.	4,524,312
79,400	CH Robinson Worldwide, Inc.	5,419,844
2,915,900	Cisco Systems, Inc.	72,868,341
102,600	Citrix Systems, Inc. *	7,208,676
11,600	Clarcor, Inc.	733,236
177,000	Coach, Inc.	6,518,910
2,070,500	Coca-Cola Co. (The)	86,381,260
300,100	Cognizant Technology Solutions Corp. – Class A *	13,723,573
473,200	Colgate-Palmolive Co.	30,630,236
293,700	ConocoPhillips	23,854,314
159,600	Costco Wholesale Corp.	19,324,368
3,145,578	Covidien Plc	273,130,538
37,700	CR Bard, Inc.	5,596,188
309,500	Danaher Corp.	23,710,795
71,600	Denbury Resources, Inc.	1,232,952
16,100	Devon Energy Corp.	1,214,262
1,347,000	DIRECTV *	116,448,150
29,800	Donaldson Co., Inc.	1,247,428
59,000	Dover Corp.	5,184,330
663,500	eBay, Inc. *	36,824,250
23,300	Edwards Lifesciences Corp. *	2,312,758
224,100	Eli Lilly & Co.	14,243,796
1,268,200	EMC Corp.	37,449,946
419,700	Emerson Electric Co.	26,869,194
27,200	Equifax, Inc.	2,142,272
25,400	Estee Lauder Cos., Inc. (The) – Class A	1,951,482
70,300	Expeditors International of Washington, Inc.	2,903,390
1,978,992	Express Scripts Holding Co. *	146,306,879
510,400	Exxon Mobil Corp.	50,764,384
37,100	F5 Networks, Inc. *	4,607,449
8,500	FactSet Research Systems, Inc.	1,082,900
48,300	Fastenal Co.	2,187,024
10,800	Fossil Group, Inc. *	1,093,932
118,200	General Mills, Inc.	6,309,516

Shares	Description	Value ($)
	United States — continued
46,900	Gentex Corp.	1,385,895
76,100	Genuine Parts Co.	6,677,014
18,900	Global Payments, Inc.	1,374,408
137,300	Google, Inc. – Class A *	79,958,028
56,300	Google, Inc. – Class C *	32,181,080
12,900	Grand Canyon Education, Inc. *	557,796
35,100	Hasbro, Inc.	1,848,191
12,400	Heartland Express, Inc.	290,780
36,200	Henry Schein, Inc. *	4,332,778
99,100	Herbalife Ltd.	5,052,118
15,600	Hershey Co. (The)	1,426,152
16,300	Hess Corp.	1,647,930
312,600	Hewlett-Packard Co.	11,878,800
41,700	Hormel Foods Corp.	2,113,356
15,900	Hubbell, Inc. – Class B	1,922,310
2,928,706	Hudson City Bancorp, Inc.	28,906,328
90,100	Humana, Inc.	11,599,474
207,300	Illinois Tool Works, Inc.	18,285,933
533,300	International Business Machines Corp.	102,553,590
4,431,000	International Game Technology	74,706,660
117,700	Intuit, Inc.	9,790,286
8,000	Intuitive Surgical, Inc. *	3,760,080
4,200	J&J Snack Foods Corp.	397,782
25,000	Jack Henry & Associates, Inc.	1,445,250
978,500	Johnson & Johnson	101,499,805
1,530,900	JPMorgan Chase & Co.	91,012,005
28,700	Laboratory Corp. of America Holdings *	3,077,501
5,600	Lancaster Colony Corp.	495,096
14,400	Landstar System, Inc.	977,256
94,900	Linear Technology Corp.	4,280,939
1,067,300	Lorillard, Inc.	63,717,810
104,891	Magnachip Semiconductor Corp. *	1,293,306
106,800	Marathon Oil Corp.	4,452,492
14,500	Masimo Corp. *	325,380
91,700	Mastercard, Inc. – Class A	6,951,777
184,400	Mattel, Inc.	6,359,956
34,800	McCormick & Co., Inc. (Non Voting)	2,425,212
389,100	McDonald’s Corp.	36,466,452
19,300	Mednax, Inc. *	1,104,925
145,281	Medtronic, Inc.	9,276,192
7,900	Mettler-Toledo International, Inc. *	2,136,792
24,100	Micros Systems, Inc. *	1,638,077
2,858,500	Microsoft Corp.	129,861,655
266,100	Monsanto Co.	30,774,465

12	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	United States — continued
17,200	Monster Beverage Corp. *	1,520,652
12,000	MSC Industrial Direct Co., Inc. – Class A	1,081,680
27,800	Murphy Oil Corp.	1,736,666
96,100	NetApp, Inc.	4,051,576
20,100	NeuStar, Inc. – Class A *	592,749
15,700	Newfield Exploration Co. *	703,674
339,700	Nike, Inc. – Class B	26,683,435
125,600	Occidental Petroleum Corp.	13,028,488
13,000	Oceaneering International, Inc.	904,280
3,421,500	Oracle Corp.	142,094,895
29,300	Pall Corp.	2,472,041
27,900	Patterson Cos., Inc.	1,123,533
119,200	Paychex, Inc.	4,964,680
344,900	PepsiCo, Inc.	31,899,801
1,819,500	Philip Morris International, Inc.	155,712,810
15,500	Polaris Industries, Inc.	2,253,390
66,100	Precision Castparts Corp.	16,132,366
1,064,100	Procter & Gamble Co. (The)	88,437,351
956,500	Qualcomm, Inc.	72,789,650
27,100	Ralph Lauren Corp.	4,585,320
22,300	Red Hat, Inc. *	1,358,516
22,600	ResMed, Inc.	1,198,930
168,400	Reynolds American, Inc.	9,846,348
57,700	Rockwell Automation, Inc.	6,728,397
13,300	Rockwell Collins, Inc.	1,023,834
23,000	Roper Industries, Inc.	3,462,880
31,000	Ross Stores, Inc.	2,338,020
1,001,000	Safeway, Inc.	34,814,780
46,500	Sigma-Aldrich Corp.	4,836,000
150,900	St Jude Medical, Inc.	9,897,531
17,200	Steven Madden Ltd. *	584,628
15,100	Stone Energy Corp. *	531,369
164,600	Stryker Corp.	13,712,826
237,200	Sysco Corp.	8,973,276
10,200	Techne Corp.	974,304
282,300	Teradata Corp. *	12,892,641
24,700	Texas Roadhouse, Inc.	656,773
16,300	Tiffany & Co.	1,645,322
741,000	Time Warner Cable, Inc.	109,616,130
168,000	TJX Cos, Inc. (The)	10,014,480
65,400	Total System Services, Inc.	2,057,484
322,500	Trulia, Inc. *	19,875,675
16,900	Tupperware Brands Corp.	1,238,094
9,400	United Natural Foods, Inc. *	604,326
533,700	UnitedHealth Group, Inc.	46,261,116
31,300	Urban Outfitters, Inc. *	1,245,427
40,000	Varian Medical Systems, Inc. *	3,400,800

Shares	Description	Value ($)
	United States — continued
165,500	VF Corp.	10,611,860
22,000	Wabtec Corp.	1,833,920
512,900	Wal-Mart Stores, Inc.	38,723,950
23,500	Waters Corp. *	2,430,605
83,000	WellPoint, Inc.	9,670,330
591,300	Wells Fargo & Co.	30,416,472
9,900	Whiting Petroleum Corp. *	917,334
31,600	Williams Partners LP	1,675,116
53,900	WPX Energy, Inc. *	1,434,818
25,600	WW Grainger, Inc.	6,302,720
156,300	Xilinx, Inc.	6,603,675
71,000	Zimmer Holdings, Inc.	7,051,010

	Total United States	3,670,439,109

	TOTAL COMMON STOCKS (COST $8,147,232,727)	8,596,815,229

	PREFERRED STOCKS — 2.2%

	Brazil — 1.3%
659,200	AES Tiete SA	5,924,996
358,890	Banco Bradesco SA	6,547,718
512,210	Banco Bradesco SA ADR	9,342,710
575,900	Banco do Estado do Rio Grande do Sul SA – Class B	3,974,829
109,550	Bradespar SA	1,000,803
171,800	Companhia de Transmissao de Energia Eletrica Paulista	2,502,747
1,443,539	Companhia Energetica de Minas Gerais Sponsored ADR	12,400,000
322,200	Companhia Energetica de Sao Paulo – Class B	4,561,322
243,200	Companhia Paranaense de Energia – Class B	4,308,828
160,100	Companhia Paranaense de Energia Sponsored ADR	2,849,780
1,587,427	Companhia Energetica de Minas Gerais	13,587,269
734,100	Eletropaulo Metropolitana SA	3,377,811
899,300	Gerdau SA	5,206,579
335,700	Gerdau SA Sponsored ADR	1,943,703
28,200	Gol Linhas Aereas Inteligentes SA ADR	173,430
538,716	Itau Unibanco Holding SA	9,713,012
600,666	Itau Unibanco Holding SA ADR	10,811,988
3,879,108	Itausa-Investimentos Itau SA	18,888,665
438,100	Metalurgica Gerdau SA	3,103,983
5,257,600	Oi SA	3,405,638
1,417,200	Oi SA ADR	949,524
331,100	Telefonica Brasil SA	7,077,568

See accompanying notes to the financial statements.	13

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
653,000	Telefonica Brasil SA ADR	13,974,200
197,100	Tim Participacoes SA ADR	5,514,858
1,173,100	Vale SA	13,609,742
74,800	Vale SA Sponsored ADR	871,420

	Total Brazil	165,623,123

	Germany — 0.6%
237,053	Porsche Automobil Holding SE	21,634,493
247,721	Volkswagen AG	55,832,586

	Total Germany	77,467,079

	Russia — 0.2%
2,316,641	Sberbank *	3,462,153
30,035,134	Surgutneftegaz OJSC *	22,153,584
1,923	Transneft *	4,239,877

	Total Russia	29,855,614

	South Korea — 0.1%
22,655	Hyundai Motor Co	3,509,149
20,888	Hyundai Motor Co	3,091,409
10,907	Samsung Electronics Co Ltd	10,983,436
163	Samsung Electronics Co Ltd GDR (Registered)	81,085

	Total South Korea	17,665,079

	TOTAL PREFERRED STOCKS (COST $276,015,334)	290,610,895

	RIGHTS/WARRANTS — 0.0%

	France — 0.0%
864,865	Peugeot SA Warrants, Expires 04/29/17 *	1,831,860

	Hong Kong — 0.0%
61,589	Sun Hung Kai Properties Ltd Warrants, Expires 04/22/16 *	151,786

	TOTAL RIGHTS/WARRANTS (COST $1,106,602)	1,983,646

	INVESTMENT FUNDS — 0.1%

	Thailand — 0.0%
850,940	BTS Rail Mass Transit Growth Infrastructure Fund	274,445
818,900	TRUE Telecommunication Growth Infrastructure Fund	261,543

	Total Thailand	535,988

Shares / Par Value ($) / Principal Amount / Number of Contracts		Description	Value ($)
		United States — 0.1%
	164,921	iShares MSCI Emerging Markets ETF	7,431,340

		TOTAL INVESTMENT FUNDS (COST $8,036,110)	7,967,328

		DEBT OBLIGATIONS — 7.4%

		United States — 7.4%
		Asset-Backed Securities — 0.0%
	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.03%, due 11/23/52	1,599
	2,500,000	Toll Road Investment Part II, Series C, 144A, NPFG, Zero Coupon, due 02/15/37	572,500

		Total Asset-Backed Securities	574,099

		U.S. Government — 7.4%
939,360,912		U.S. Treasury Inflation Indexed Bonds 1.88%, due 07/15/15 (c)	964,973,527

		TOTAL DEBT OBLIGATIONS (COST $968,229,630)	965,547,626

		OPTIONS PURCHASED — 0.1%

		Currency Options — 0.0%
USD	79,000,000	USD Put/JPY Call, Expires 11/20/14, Strike 98.90, (OTC) (CP – DB)	96,143
USD	79,000,000	USD Call/JPY Put, Expires 11/20/14, Strike 103.60, (OTC) (CP – DB)	1,104,341
USD	82,000,000	USD Call/JPY Put, Expires 02/19/15, Strike 106.13, (OTC) (CP – MSCI)	857,720
USD	82,000,000	USD Put/JPY Call, Expires 02/19/15, Strike 98.95, (OTC) (CP – MSCI)	433,862

		Total Currency Options	2,492,066

		Equity Options — 0.0%
	1,400	Zillow, Inc. Put, Expires 02/20/15, Strike 150.00	3,500,000

14	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Principal Amount / Shares / Par Value ($)		Description	Value ($)
		Options on Interest Rate Swaps — 0.1%
USD	77,400,000	USD Swaption Put, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 77,400,000 USD in which it will pay a rate of 2.69% and will receive 3 month USD LIBOR, maturing on 10/21/24. (OTC) (CP – JPM)	278,408
USD	77,400,000	USD Swaption Call, Expires 10/17/14, Strike 2.69, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 77,400,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.69%, maturing on 10/21/24. (OTC) (CP – JPM)	1,295,521
USD	234,100,000	USD Swaption Call, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 234,100,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.52%, maturing on 10/01/24. (OTC) (CP – GS)	1,431,990
USD	234,100,000	USD Swaption Put, Expires 09/29/14, Strike 2.52, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 234,100,000 USD in which it will pay a rate of 2.52% and will receive 3 month USD LIBOR, maturing on 10/01/24. (OTC) (CP – GS)	1,637,529

		Total Options on Interest Rate Swaps	4,643,448

		TOTAL OPTIONS PURCHASED (COST $10,370,208)	10,635,514

		SHORT-TERM INVESTMENTS — 24.1%

		Money Market Funds — 0.3%
	39,709,309	State Street Institutional Treasury Money Market Fund-Premier Class, 0.00% (d)	39,709,309

		U.S. Government — 23.8%
	125,000,000	U.S. Treasury Bill, 0.03%, due 09/18/14 (e)	124,998,219

Par Value ($) / Shares	Description	Value ($)
	U.S. Government — continued
476,700,000	U.S. Treasury Bill, 0.03%, due 11/06/14 (e)	476,678,548
339,570,000	U.S. Treasury Bill, 0.02%, due 12/11/14 (e)	339,550,984
665,000,000	U.S. Treasury Bill, 0.02%, due 01/08/15 (e)	664,952,785
75,000,000	U.S. Treasury Bill, 0.03%, due 11/28/14 (e)	74,995,050
720,000,000	U.S. Treasury Bill, 0.02%, due 12/04/14 (e) (f)	719,971,920
525,118,000	U.S. Treasury Bill, 0.03%, due 12/26/14 (e) (f)	525,067,589
200,000,000	U.S. Treasury Bill, 0.03%, due 01/15/15 (e)	199,981,200

	Total U.S. Government	3,126,196,295

	TOTAL SHORT-TERM INVESTMENTS (COST $3,165,725,738)	3,165,905,604

	TOTAL INVESTMENTS — 99.5% (Cost $12,576,716,349)	13,039,465,842

	SECURITIES SOLD SHORT — (11.1)%

	COMMON STOCKS — (4.5)%
	Italy — (0.1)%
(494,946)	GTECH SpA	(11,801,992)

	Switzerland — (0.0)%
(19,000)	Holcim Ltd (Registered) *	(1,512,240)

	United States — (4.4)%
(1,760,102)	AbbVie, Inc.	(97,298,439)
(26,860)	Access Midstream Partners LP	(1,728,441)
(3,152,142)	Applied Materials, Inc.	(72,830,241)
(1,755,922)	AT&T, Inc.	(61,387,033)
(228,225)	Burger King Worldwide, Inc.	(7,312,329)
(2,130,375)	Comcast Corp. – Class A	(116,595,424)
(33,780)	Liberty Global Plc *	(1,416,395)
(13,692)	Liberty Global Plc – Class A *	(597,930)
(246,097)	M&T Bank Corp.	(30,424,972)
(2,731,176)	Medtronic, Inc.	(174,385,588)
(310,391)	Reynolds American, Inc.	(18,148,561)

	Total United States	(582,125,353)

	TOTAL COMMON STOCKS (PROCEEDS $581,260,383)	(595,439,585)

See accompanying notes to the financial statements.	15

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2014 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — (6.6)%

	United States — (6.6)%
	U.S. Government Agency — (6.6)%
(815,200,000)	Federal National Mortgage Association, TBA, 4.00%, 02/01/42	(863,857,250)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $858,311,219)	(863,857,250)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,439,571,602)	(1,459,296,835)

	Other Assets and Liabilities (net) — 11.6%	1,530,933,657

	TOTAL NET ASSETS — 100.0%	$13,111,102,664

A summary of outstanding financial instruments at August 31, 2014 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
10/31/2014	BOA	CAD	9,471,300	USD	8,708,313	$9,342
10/31/2014	DB	CAD	9,156,900	USD	8,347,532	(62,676)
10/28/2014	BCLY	EUR	47,562,500	USD	63,106,401	590,070
10/28/2014	BOA	EUR	35,671,875	USD	47,361,834	474,586
10/28/2014	DB	EUR	107,015,625	USD	142,136,066	1,474,322
10/31/2014	BOA	EUR	660,000	USD	881,489	13,964
10/31/2014	BBH	GBP	6,774,768	USD	11,394,665	152,865
10/31/2014	BCLY	GBP	1,613,040	USD	2,710,292	33,673
10/31/2014	BOA	GBP	16,130,400	USD	26,742,816	(23,375)
10/31/2014	GS	GBP	15,983,760	USD	26,936,312	413,449
10/31/2014	JPM	GBP	7,507,968	USD	12,640,514	182,069
09/02/2014	BCLY	JPY	837,700,000	USD	8,182,838	131,514
09/02/2014	CITI	JPY	15,900,000,000	USD	156,684,248	3,865,756
09/02/2014	DB	JPY	10,500,000,000	USD	103,530,184	2,612,312
09/02/2014	JPM	JPY	1,100,000,000	USD	10,849,209	276,860
10/31/2014	BCLY	JPY	9,493,129,500	USD	91,379,554	99,715
10/31/2014	DB	JPY	9,351,441,000	USD	90,116,999	199,546
10/31/2014	GS	JPY	9,493,129,500	USD	91,369,880	90,041
09/09/2014	BCLY	SEK	507,000,000	USD	74,108,451	1,569,787
09/02/2014	BCLY	USD	91,341,571	JPY	9,493,129,500	(100,959)
09/02/2014	DB	USD	90,080,106	JPY	9,351,441,000	(201,294)
09/02/2014	GS	USD	91,332,783	JPY	9,493,129,500	(92,171)

						$11,709,396

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
7,998	Euro Dollar 90 Day	December 2014	$1,648,117,389	$2,191,923
8,895	Euro Dollar 90 Day	June 2015	1,826,221,300	548,032
378	U.S. Long Bond (CBT)	December 2014	52,955,438	192,456
3,002	U.S. Treasury Note 5 Yr. (CBT)	December 2014	356,745,486	735,421
2,436	U.S. Treasury Note 10 Yr. (CBT)	December 2014	306,403,125	872,100

			$4,190,442,738	$4,539,932

Sales
4,021	Canadian Government Bond 10 Yr.	December 2014	$507,867,129	$(3,490,086)
8,205	Euro Dollar 90 Day	September 2015	1,681,238,016	(554,310)
690	Euro Dollar 90 Day	December 2015	141,118,921	(66,821)
910	Japanese Government Bond 10 Yr. (OSE)	September 2014	1,278,959,104	(2,688,850)

			$3,609,183,170	$(6,800,067)

+	Buys - Fund is long the underlying asset to the contract. Sales - Fund is short the underlying asset to the contract.

16	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Written Options

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Call	1,400	02/20/2015	Zillow, Inc., Strike 170	$2,221,163	$(1,414,000)

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
168,000,000	CHF	9/17/2024	BCI (g)	(Pay)	1.45%	6 Month CHF LIBOR	$(11,461,677)
473,000,000	GBP	7/16/2024	BCI (g)	(Pay)	3.45%	6 Month GBP LIBOR	(17,218,621)
1,329,000,000	MXN	8/11/2021	BCI (g)	Receive	5.54%	TIIE	(202,671)
664,000,000	MXN	8/12/2021	BCI (g)	Receive	5.60%	TIIE	68,658
669,000,000	MXN	8/19/2021	BCI (g)	Receive	5.61%	TIIE	96,589
32,000,000	NZD	7/21/2024	BCI (g)	Receive	5.20%	3 Month NZD Bank Bill Rate	368,736
415,000,000	SEK	8/5/2016	BCI (g)	Receive	0.63%	3 Month SEK STIBOR	101,211
940,000,000	SEK	8/6/2016	BCI (g)	Receive	0.62%	3 Month SEK STIBOR	201,975
1,109,000,000	SEK	8/7/2016	BCI (g)	Receive	0.63%	3 Month SEK STIBOR	276,575
469,000,000	SEK	8/11/2016	BCI (g)	Receive	0.62%	3 Month SEK STIBOR	105,737
710,000,000	SEK	8/13/2016	BCI (g)	Receive	0.63%	3 Month SEK STIBOR	168,085
257,000,000	SEK	8/13/2016	BCI (g)	Receive	0.63%	3 Month SEK STIBOR	64,048
796,000,000	SEK	8/15/2016	BCI (g)	Receive	0.63%	3 Month SEK STIBOR	181,239
1,354,000,000	SEK	8/18/2016	BCI (g)	Receive	0.62%	3 Month SEK STIBOR	293,096
796,000,000	SEK	8/19/2016	BCI (g)	Receive	0.62%	3 Month SEK STIBOR	174,343
1,255,000,000	SEK	8/20/2016	BCI (g)	Receive	0.63%	3 Month SEK STIBOR	279,955
1,000,000,000	SEK	8/21/2016	BCI (g)	Receive	0.61%	3 Month SEK STIBOR	179,199
790,000,000	SEK	9/17/2021	BCI (g)	Receive	1.50%	3 Month SEK STIBOR	1,295,590
1,938,600,000	USD	7/16/2019	CSS (g)	Receive	3.09%	3 Month USD LIBOR	3,946,303
271,000,000	USD	7/24/2021	CSS (g)	Receive	3.34%	3 Month USD LIBOR	981,340
336,000,000	USD	7/24/2021	CSS (g)	Receive	3.33%	3 Month USD LIBOR	1,186,573
335,000,000	USD	7/24/2021	CSS (g)	Receive	3.40%	3 Month USD LIBOR	1,558,474
335,000,000	USD	7/29/2021	CSS (g)	Receive	3.32%	3 Month USD LIBOR	1,109,036
345,000,000	USD	7/29/2021	CSS (g)	Receive	3.34%	3 Month USD LIBOR	1,280,997
340,000,000	USD	7/30/2021	CSS (g)	Receive	3.32%	3 Month USD LIBOR	1,138,368
408,000,000	USD	8/5/2021	CSS (g)	Receive	3.46%	3 Month USD LIBOR	2,349,548
83,800,000	USD	8/5/2024	CSS (g)	Receive	2.62%	3 Month USD LIBOR	1,021,424
83,800,000	USD	8/5/2024	CSS (g)	Receive	2.64%	3 Month USD LIBOR	1,142,951
98,000,000	USD	8/7/2024	CSS (g)	Receive	2.63%	3 Month USD LIBOR	1,280,047
46,200,000	USD	8/11/2024	CSS (g)	(Pay)	2.59%	3 Month USD LIBOR	(408,256)
43,500,000	USD	8/12/2024	CSS (g)	(Pay)	2.55%	3 Month USD LIBOR	(236,568)
59,700,000	USD	8/13/2024	CSS (g)	Receive	2.60%	3 Month USD LIBOR	530,488
61,800,000	USD	8/15/2024	CSS (g)	(Pay)	2.57%	3 Month USD LIBOR	(417,244)
55,300,000	USD	8/19/2024	CSS (g)	(Pay)	2.53%	3 Month USD LIBOR	(192,880)
136,500,000	USD	8/20/2024	CSS (g)	Receive	2.63%	3 Month USD LIBOR	1,732,497
17,000,000	USD	8/27/2024	CSS (g)	(Pay)	2.53%	3 Month USD LIBOR	(58,534)

See accompanying notes to the financial statements.	17

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2014 (Unaudited)

Interest Rate Swaps (continued)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
28,000,000	USD	7/24/2049	CSS (g)	(Pay)	3.66%	3 Month USD LIBOR	$(1,030,802)
35,000,000	USD	7/24/2049	CSS (g)	(Pay)	3.67%	3 Month USD LIBOR	(1,335,123)
35,000,000	USD	7/29/2049	CSS (g)	(Pay)	3.33%	3 Month USD LIBOR	(1,217,662)
36,000,000	USD	7/29/2049	CSS (g)	(Pay)	3.66%	3 Month USD LIBOR	(1,316,379)
35,000,000	USD	7/29/2049	CSS (g)	(Pay)	3.72%	3 Month USD LIBOR	(1,652,722)
36,000,000	USD	7/30/2049	CSS (g)	(Pay)	3.62%	3 Month USD LIBOR	(1,098,641)
43,000,000	USD	8/5/2049	CSS (g)	(Pay)	3.73%	3 Month USD LIBOR	(2,128,687)

							$(16,863,385)

					Premiums to (Pay) Receive		$8,227,581

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2014, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security

CP - Counterparty

ETF - Exchange-Traded Fund

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

NPFG - National Public Finance Guarantee Corporation

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

TIIE - Tasa de Interes Interbacaria de Equilibrio – 28 – Day Interbank Equilibrium Interest Rate – Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2014. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

(f)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	Interest rate swap was cleared through the CME Group.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCI - Barclays Capital Inc.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

18	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2014 (Unaudited)

Assets:
Investments, at value (Note 2)(a)	$13,039,465,842
Foreign currency, at value (Note 2)(b)	8,894,148
Receivable for investments sold	2,942,577
Receivable for investments sold short	861,786,641
Receivable for Fund shares sold	21,316,257
Dividends and interest receivable	20,728,859
Foreign taxes receivable	7,282,246
Unrealized appreciation on open forward currency contracts (Note 4)	12,189,871
Receivable for variation margin on open futures contracts (Note 4)	463,050
Receivable for variation margin on open cleared swap contracts (Note 4)	361,178
Due from broker (Note 2)	623,552,355
Receivable for expenses reimbursed and/or waived by Manager (Note 5)	366,616
Miscellaneous receivable	5,121

Total assets	14,599,354,761

Liabilities:
Investments sold short, at value(c)	1,459,296,835
Payable for investments purchased	23,165,629
Accrued capital gain taxes payable (Note 2)	1,904,023
Unrealized depreciation on open forward currency contracts (Note 4)	480,475
Interest and dividend payable for short sales	487,482
Written options outstanding, at value (Note 4)(d)	1,414,000
Payable to agents unaffiliated with the Manager	1,240
Payable to Trustees and related expenses	1,845
Accrued expenses	1,500,568

Total liabilities	1,488,252,097

Net assets	$13,111,102,664

Net assets attributable to:
Core shares	$13,111,102,664

Shares outstanding:
Core shares	984,415,772

Net asset value per share:
Core Shares	$13.32

(a) Cost of investments – unaffiliated issuers:	$12,576,716,349
(b) Cost of foreign currency:	$8,911,213
(c) Proceeds from securities sold short:	$1,439,571,602
(d) Premiums on written options:	$2,221,163

See accompanying notes to the financial statements.	19

GMO Implementation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2014 (Unaudited)

Investment Income:
Dividends (Net of withholding tax)(a)	$134,959,671
Interest	36,585,406

Total investment income	171,545,077

Expenses:
Interest expense (Note 2)	1,958
Audit and tax fees	74,796
Custodian, fund accounting agent and transfer agent fees	1,889,036
Dividend expense on short sales	503,464
Legal fees	97,336
Trustees fees and related expenses (Note 5)	62,334
Miscellaneous	57,350

Total expenses	2,686,274
Fees and expenses reimbursed and/or waived by Manager (Note 5)	(2,084,395)

Net expenses	601,879

Net investment income (loss)	170,943,198

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (Net of foreign capital gains tax) (Note 2)(b)	257,870,759
Futures contracts	2,458,905
Written options	33,152,318
Swap contracts	14,184,388
Foreign currency, forward contracts and foreign currency related transactions	(33,500,418)

Net realized gain (loss)	274,165,952

Change in net unrealized appreciation (depreciation) on:
Investments (Net of foreign capital gains tax) (Note 2)(c)	73,755,286
Securities sold short	(19,725,233)
Futures contracts	(2,260,135)
Written options	(3,229,176)
Swap contracts	(8,635,804)
Foreign currency, forward contracts and foreign currency related transactions	51,468,828

Net unrealized gain (loss)	91,373,766

Net realized and unrealized gain (loss)	365,539,718

Net increase (decrease) in net assets resulting from operations	$536,482,916

(a) Withholding tax:	$12,676,196
(b) Foreign capital gains tax on net realized gains (loss):	$540,716
(c) Foreign capital gains tax on change in net unrealized appreciation/(depreciation):	$1,321,970

20	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Statements of Changes in Net Assets

	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$170,943,198	$153,985,165
Net realized gain (loss)	274,165,952	280,266,308
Change in net unrealized appreciation (depreciation)	91,373,766	228,026,894

Net increase (decrease) in net assets from operations	536,482,916	662,278,367

Net share transactions (Note 9):
Core Class	2,413,715,105	7,027,298,698

Total increase (decrease) in net assets	2,950,198,021	7,689,577,065

Net assets:
Beginning of period	10,160,904,643	2,471,327,578

End of period	$13,111,102,664	$10,160,904,643

See accompanying notes to the financial statements.	21

GMO Implementation Fund

(A Series of GMO Trust)

Financial Highlights

(For a share outstanding throughout each period)

	Core Shares
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014		Period from March 1, 2012 (commencement of operations) through February 28, 2013
Net asset value, beginning of period	$12.71		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.32		0.24
Net realized and unrealized gain (loss)	0.42		1.09		1.06

Total from investment operations	0.61		1.41		1.30

Net asset value, end of period	$13.32		$12.71		$11.30

Total Return(a)	4.80	%**	12.48%		13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,111,103		$10,160,905		$2,471,328
Net operating expenses to average daily net assets	0.00	%(b)*	0.00	%(b)(c)	0.00	%(b)
Interest and dividend expense to average daily net assets(d)	0.01	%*	—		—
Total net expenses to average daily net assets	0.01	%*	—		—
Net investment income (loss) to average daily net assets	2.87	%*	2.61%		2.21%
Portfolio turnover rate	56	%**	65%		66%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.08%		0.23%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

22	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements

August 31, 2014 (Unaudited)

1.	Organization

Implementation Fund (the “Fund”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”).

The Fund may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

The following table provides information about the Fund’s principal investment objectives and benchmarks (if any):

Benchmark	Principal Investment Objective
Not Applicable	Positive total return, not “relative” return

The Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Unlisted securities (including fixed income securities) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund classifies such securities as Level 3 (levels defined below). For the period ended August 31, 2014, the Fund did not reduce the value of any of its over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of its counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund that were valued using fair value inputs obtained from that independent pricing service as of August 31, 2014. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

Typically, the Fund values each fixed income security based on the most recent quoted price supplied by a single pricing source chosen by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price

23

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

supplied is not reliable. Although alternative prices may be available for securities held by the Fund, those alternative sources are not typically part of the valuation process and do not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market fixed income securities with a remaining maturity of sixty days or less, may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Fund invests in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Fund’s exposure. The net aggregate direct exposure to these valuation methodologies (based on the Fund’s net assets) as of August 31, 2014 is as follows:

Securities and derivatives

Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source; no alternative pricing source was available
< 1%	37%	< 1%

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to the Fund’s total net assets separately identified in the table below). At August 31, 2014, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than sixty days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of sixty days or less valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

24

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Fund’s direct securities and derivatives, if any, as of August 31, 2014:

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$37,402,372	$—		$37,402,372
Austria	—	15,181,958	—		15,181,958
Belgium	—	26,430,357	—		26,430,357
Brazil	33,686,408	127,411,223	—		161,097,631
Canada	39,115,456	—	—		39,115,456
Chile	2,061,329	1,652,372	—		3,713,701
Colombia	186,732	—	—		186,732
Czech Republic	—	17,808,136	—		17,808,136
Denmark	—	25,845,428	—		25,845,428
Egypt	—	7,072,567	—		7,072,567
Finland	—	52,756,694	—		52,756,694
France	—	637,592,429	—		637,592,429
Germany	—	483,059,929	—		483,059,929
Greece	—	196,450	—		196,450
Hong Kong	—	29,518,035	—		29,518,035
Hungary	—	7,066,065	—		7,066,065
India	8,273,945	150,661,356	—		158,935,301
Indonesia	1,616,706	25,811,314	—		27,428,020
Ireland	—	12,970,749	—		12,970,749
Israel	21,100,042	13,975,194	—		35,075,236
Italy	—	203,018,858	—		203,018,858
Japan	—	652,228,556	—		652,228,556
Malaysia	—	676,109	—		676,109
Mexico	30,663,268	—	—		30,663,268
Netherlands	3,664,452	66,640,987	0	**	70,305,439
New Zealand	—	10,300,747	—		10,300,747
Norway	—	69,846,782	—		69,846,782
Peru	12,155,650	—	—		12,155,650
Philippines	348,864	1,323,433	—		1,672,297
Poland	—	41,485,546	—		41,485,546
Portugal	—	12,594,387	—		12,594,387
Qatar	—	421,544	—		421,544
Russia	8,764,794	222,967,450	—		231,732,244
Singapore	—	21,186,987	—		21,186,987
South Africa	96,481	51,779,978	252		51,876,711
South Korea	2,722,782	294,674,517	—		297,397,299
Spain	—	206,103,130	—		206,103,130
Sri Lanka	—	52,356	—		52,356
Sweden	—	47,423,619	—		47,423,619
Switzerland	—	51,695,444	—		51,695,444
Taiwan	14,025,549	202,708,871	—		216,734,420
Thailand	—	55,687,092	—		55,687,092
Turkey	166,788	116,532,609	2,410,207		119,109,604

25

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs (continued)
United Arab Emirates	$—	$1,769,221	$—	$1,769,221
United Kingdom	160,000,380	581,785,184	—	741,785,564
United States	3,670,439,109	—	—	3,670,439,109

TOTAL COMMON STOCKS	4,009,088,735	4,585,316,035	2,410,459	8,596,815,229

Preferred Stocks
Brazil	58,831,613	106,791,510	—	165,623,123
Germany	—	77,467,079	—	77,467,079
Russia	—	29,855,614	—	29,855,614
South Korea	—	17,665,079	—	17,665,079

TOTAL PREFERRED STOCKS	58,831,613	231,779,282	—	290,610,895

Rights/Warrants
France	1,831,860	—	—	1,831,860
Hong Kong	151,786	—	—	151,786

TOTAL RIGHTS/WARRANTS	1,983,646	—	—	1,983,646

Investment Funds
Thailand	—	535,988	—	535,988
United States	7,431,340	—	—	7,431,340

TOTAL INVESTMENT FUNDS	7,431,340	535,988	—	7,967,328

Debt Obligations
United States	—	964,973,527	574,099	965,547,626

TOTAL DEBT OBLIGATIONS	—	964,973,527	574,099	965,547,626

Options Purchased	—	10,635,514	—	10,635,514
Short-Term Investments	3,040,907,385	124,998,219	—	3,165,905,604

Total Investments	7,118,242,719	5,918,238,565	2,984,558	13,039,465,842

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$12,189,871	$—	$12,189,871
Futures Contracts
Interest Rate Risk	4,539,932	—	—	4,539,932
Swap Contracts
Interest Rate Risk	—	23,113,082	—	23,113,082

Total	$7,122,782,651	$5,953,541,518	$2,984,558	$13,079,308,727

Liability Valuation Inputs
Common Stocks
Italy	$—	$(11,801,992)	$—	$(11,801,992)
Switzerland	—	(1,512,240)	—	(1,512,240)
United States	(582,125,353)	—	—	(582,125,353)

TOTAL COMMON STOCKS	(582,125,353)	(13,314,232)	—	(595,439,585)

Debt Obligations
United States	(863,857,250)	—	—	(863,857,250)

TOTAL DEBT OBLIGATIONS	(863,857,250)	—	—	(863,857,250)

26

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Liability Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(480,475)	$—	$(480,475)
Futures Contracts
Interest Rate Risk	(6,800,067)	—	—	(6,800,067)
Written Options
Equity Risk	(1,414,000)	—	—	(1,414,000)
Swap Contracts
Interest Rate Risk	—	(39,976,467)	—	(39,976,467)

Total	$(1,454,196,670)	$(53,771,174)	$—	$(1,507,967,844)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The table above is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at August 31, 2014.

Investments in other GMO Funds (“underlying funds”), if any, held at period end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For the period ended August 31, 2014, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of August 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2014
Common Stocks
South Africa	$—	$—	$—	$—	$—	$—	$252	**	$—	$252	$—

Rights and Warrants
Turkey	—	—	—	—	—	—	2,410,207	**	—	2,410,207	—
South Korea	—	—	(198,932)	—	—	—	198,932	**,***	—	—	—

Debt Obligations
Asset-Backed Securities
United States	516,099	—	—	19,434	—	38,566	—		—	574,099	38,566
Bank Loans
United States	1,145,624	—	(1,157,717)	4,935	6,372	786	—		—	—	—

Total	$1,661,723	$—	$(1,356,649)	$24,369	$6,372	$39,352	$2,609,391		$—	$2,984,558	$38,566

*	The Fund accounts for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the year.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Security transferred into Level 3 is shown at cost.

27

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Fund’s exposure (based on the Fund’s net assets) as of August 31, 2014 were as follows:

Level 3 securities and derivatives
< 1%

Cash

Cash and foreign currency, if any, on the Statement of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statement of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers. Under a repurchase agreement the Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

28

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond are generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Short sales

The Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Taxes and distributions

For U.S. federal income tax purposes, the Fund is disregarded as an entity separate from its sole shareholder, GMO Benchmark-Free Allocation Fund (“BFAF”), another series of the Trust. BFAF intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. BFAF is treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of the Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by BFAF. The Fund may make distributions to BFAF in the sole discretion of the Trustees (or their delegates).

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the period ended August 31, 2014, if any, are reflected as part of Net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statement of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

As of August 31, 2014, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
12,599,183,353	644,366,772	(204,084,283)	440,282,489

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which it invests. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund’s policy is that security transactions are generally accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis.

29

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Expenses

Most of the expenses of the Trust are directly attributable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian, fund accounting agent and transfer agent. State Street’s transfer agent fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains in a State Street transfer agent account. Earnings allowances are reported as a reduction of expenses in the Statement of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statement of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statement of Operations.

3.	Investment and other risks

Investing in mutual funds involves many risks. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equities. The Fund runs the risk that the market prices of its equity investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments. The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk of the Fund’s investments in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

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The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, if the Fund has invested a substantial portion of its assets in U.S. Treasury obligations, it will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, a Fund could also experience high levels of shareholder redemptions, and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

The Fund and/or its shareholders may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. The Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. The Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of the Fund’s pursuit of a refund is not predictable, and potential refunds generally are not reflected in the net asset value of the Fund.

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Fund’s investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s

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ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. The Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

GMO uses quantitative analyses and models as part of its investment process. Any imperfections, errors or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Fund for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund will typically not receive the collateral for one or more days after the collateral is requested by the Fund.

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The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. The Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Cleared Derivatives. The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund makes payments (including margin payments) to and receives payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

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Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If the Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Fund to new kinds of costs and risks.

Options. The Fund is permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If the Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict the Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While the Fund has greater flexibility to tailor an OTC option, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Short Investment Exposure. The Fund may make short sales as part of its investment program in an attempt to increase its returns or for hedging purposes. The Fund may make short sales “against the box,” meaning the Fund may make short sales where it owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, the Fund is permitted to engage in short sales of securities or currencies, including securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third-party. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. The Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies the

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GMO Implementation Fund

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August 31, 2014 (Unaudited)

Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. The Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, the Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent the Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations, and emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the foreign currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when

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August 31, 2014 (Unaudited)

due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

As described under “Market Risk Asset-Backed Securities” below, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk Asset-Backed Securities” below.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, it at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

Market Risk—Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose the Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

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August 31, 2014 (Unaudited)

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Fund is not subject to any limits on its exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions may not be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap contracts, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are

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(A Series of GMO Trust)

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August 31, 2014 (Unaudited)

centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Investment and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

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GMO Implementation Fund

(A Series of GMO Trust)

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August 31, 2014 (Unaudited)

• MERGER ARBITRAGE RISK. The Fund may engage in merger arbitrage transactions, where it will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies — the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, the Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, the Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. The Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, the Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, the Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, the Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong positive correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors, are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to (or related to) a particular geographic region, country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LARGE SHAREHOLDER RISK. If a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g. GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of its Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Fund are not limited in how often they may purchase or sell Fund shares. Asset allocation decisions by GMO may result in substantial redemptions from (or investments in) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

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GMO Implementation Fund

(A Series of GMO Trust)

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August 31, 2014 (Unaudited)

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of underlying funds, including other GMO Funds, closed-end funds money market funds, ETFs and other investment companies, and is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Fund is a “non-diversified investment company” within the meaning of the Investment Company Act of 1940, as amended. This means that it is allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, it may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on its performance, than if it was “diversified.”

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with the Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to gain long investment exposure to securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of GMO Benchmark-Free Allocation Fund (“BFAF”). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its or BFAF’s portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its or BFAF’s investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or BFAF holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its or BFAF’s portfolio. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Fund, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Fund holds cleared derivatives transactions, if any, through clearing

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GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Fund holds exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

The Fund held derivatives during the period ended August 31, 2014. The following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use
Forward currency contracts
Adjust exposure to foreign currencies	X
To manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust interest rate exposure	X
Maintain the diversity and liquidity of the portfolio	X
Options (Purchased)
Used purchased put option contracts as a substitute for direct equity investment	X
Adjust currency exchange rate risk	X
Adjust exposure to foreign currencies	X
Adjust interest rate exposure	X
Options (Written)
Used written call option contracts as substitute for direct equity investment	X
Swap contracts
Adjust interest rate exposure	X
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract,

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GMO Implementation Fund

(A Series of GMO Trust)

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the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium, if any, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2014, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$—	9,905	$11,507,469	$—	—	$—
Options written	—	43,807	52,717,910	—	1,400	2,221,163
Options bought back	—	(21,567)	(24,002,926)	—	—	—
Options expired	—	(32,145)	(40,222,453)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	$—	1,400	$2,221,163

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service

42

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap contracts

The Fund may enter into various types of swap contracts, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statement of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Fund prices its OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that the Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

43

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2014 and Statement of Operations for the period ended August 31, 2014^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset:
Investments, at value (rights and/or warrants)	$—	$1,983,646	$—	$—	$—	$1,983,646
Investments, at value (purchased options)	—	3,500,000	2,492,066	4,643,448	—	10,635,514
Unrealized Appreciation on Forward Currency Contracts	—	—	12,189,871	—	—	12,189,871
Unrealized Appreciation on Futures Contracts*	—	—	—	4,539,932	—	4,539,932
Unrealized Appreciation on Swap Contracts*	—	—	—	23,113,082	—	23,113,082

Total	$—	$5,483,646	$14,681,937	$32,296,462	$—	$52,462,045

Derivatives not subject to Master Agreements	$—	$1,983,646	$—	$—	$—	$1,983,646

Total subject to Master Agreements	$—	$3,500,000	$14,681,937	$32,296,462	$—	$50,478,399

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(480,475)	$—	$—	$(480,475)
Unrealized Depreciation on Futures Contracts*	—	—	—	(6,800,067)	—	(6,800,067)
Written Options, at value	—	(1,414,000)	—	—	—	(1,414,000)
Unrealized Depreciation on Swap Contracts*	—	—	—	(39,976,467)	—	(39,976,467)

Total	$—	$(1,414,000)	$(480,475)	$(46,776,534)	$—	$(48,671,009)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(1,414,000)	$(480,475)	$(46,776,534)	$—	$(48,671,009)

Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$1,319,059	$—	$—	$—	$1,319,059
Investments (purchased options)	—	—	(836,063)	—	—	(836,063)
Forward Currency Contracts	—	—	(32,839,547)	—	—	(32,839,547)
Futures Contracts	—	—	—	2,458,905	—	2,458,905
Written Options, at value	—	33,152,318	—	—	—	33,152,318
Swap Contracts	—	—	—	14,184,388	—	14,184,388

Total	$—	$34,471,377	$(33,675,610)	$16,643,293	$—	$17,439,060

Change in Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$831,493	$—	$—	$—	$831,493
Investments (purchased options)	—	135,212	130,094	—	—	265,306
Forward Currency Contracts	—	—	51,949,223	—	—	51,949,223
Futures Contracts	—	—	—	(2,260,135)	—	(2,260,135)
Written Options	—	(3,229,176)	—	—	—	(3,229,176)
Swap Contracts	—	—	—	(8,635,804)	—	(8,635,804)

Total	$—	$(2,262,471)	$52,079,317	$(10,895,939)	$—	$38,920,907

44

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The risks referenced in the table above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

^	Because the Fund recognizes changes in value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swaps contracts as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts is reported within the Statements of Assets and Liabilities.

The Fund is party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of some OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset obligations. Additionally, the netting and close out provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect to terminate early with respect to some or all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund’s operations. If termination events were triggered by a Fund on August 31, 2014, that Fund may be required to potentially settle positions at the amounts noted in the Schedule of Investments. For more information about other uncertainties and risks, see “Investment and other risks” above.

For financial reporting purposes, on the Statement of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Fund is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Fund is noted in the Schedule of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Fund. For financial reporting purposes, the Fund’s Statement of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Fund at August 31, 2014, if any.

The tables above present the Fund’s derivative assets and liabilities by type of financial instrument. The following tables present the Fund’s OTC derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Fund as of August 31, 2014:

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$497,892	$—	$(23,375)	$474,517
Barclays Bank plc	2,424,759	—	(100,959)	2,323,800
Brown Brothers Harriman & Co.	152,865	—	—	152,865
Citibank N.A.	3,865,756	—	—	3,865,756
Deutsche Bank AG	5,486,664	(1,190,000)	(263,970)	4,032,694
Goldman Sachs International	3,573,009	—	(92,171)	3,480,838
JPMorgan Chase Bank, N.A.	2,032,858	(1,447,032)	—	585,826
Morgan Stanley & Co. International PLC	1,291,582	—	—	1,291,582

Total	$19,325,385	$(2,637,032)	$(480,475)	$16,207,878

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$23,375	$—	$23,375	$—
Barclays Bank plc	100,959	—	100,959	—
Deutsche Bank AG	263,970	—	263,970	—
Goldman Sachs International	92,171	—	92,171	—

Total	$480,475	$—	$480,475	$—

45

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

The following tables present the Fund’s exchange-traded or cleared derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Fund as of August 31, 2014:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Capital Inc.—Cleared Swaps	$318,667	$—	$—	$318,667
Credit Suisse Securities (USA) LLC—Cleared Swaps	42,511	—	—	42,511
J.P. Morgan Futures Incorporated—Futures	463,050	—	—	463,050
Morgan Stanley & Co. Incorporated—Options	3,500,000	—	(1,414,000)	2,086,000

Total	$4,324,228	$—	$(1,414,000)	$2,910,228

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. Incorporated—Options	$1,414,000	$—	$1,414,000	$—	*

Total	$1,414,000	$—	$1,414,000	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

The average derivative activity, based on absolute values (forward currency contracts, futures contracts and rights and/or warrants) notional amounts (swap contracts) or number of contracts (options) outstanding at each month-end, was as follows for the period ended August 31, 2014:

Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options	Rights and/or warrants ($)
1,410,625,251	3,134,952,197	2,397,441,925	255,233,983	2,025,824

5.	Fees and other transactions with affiliates

GMO does not charge the Fund any management or shareholder service fees for its services.

GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to the Fund concurrently with the payment of management fees to GMO. “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

This contractual reimbursement will continue through at least June 30, 2015 for the Fund unless the Fund’s Board of Trustees authorizes its modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing agreement.

The Fund’s portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any Trust Officers or agents unaffiliated with GMO during the period ended August 31, 2014 is shown in the table below and is included in the Statement of Operations.

Independent Trustees and their legal counsel ($)	Agent unaffiliated with the Manager ($)
62,334	6,900

46

GMO Implementation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)

August 31, 2014 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2014 are noted in the table below:

Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
456,209,354	4,289,943,497	2,446,437,051	2,903,763,016

7.	Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, GMO is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.	Principal shareholders and related parties as of August 31, 2014

Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of the Manager and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which the Manager has investment discretion
1*	100%	—	100%

*	The Shareholder is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014

	Shares	Amount	Shares	Amount
Core Class:
Shares sold	227,074,462	$2,972,327,184	589,121,162	$7,131,278,760
Shares repurchased	(41,853,656)	(558,612,079)	(8,627,752)	(103,980,062)

Net increase (decrease)	185,220,806	$2,413,715,105	580,493,410	$7,027,298,698

47

GMO Implementation Fund

(A Series of GMO Trust)

Board Review of Management Agreement

August 31, 2014 (Unaudited)

Approval of renewal of management agreement for GMO Implementation Fund. At a meeting on June 5, 2014, the Trustees of GMO Trust (the “Trust”) approved the renewal of the Fund’s management agreement for an additional twelve-month period commencing June 30, 2014. In approving the renewal, the Trustees considered information that they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the series of the Trust generally (collectively, the “GMO funds”).

The Trustees met throughout the year with representatives of Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). They also met separately. Before, at and after those meetings they considered information relevant to renewal of the Fund’s management agreement. In deciding whether to renew the management agreements of the Fund and the other GMO funds, the Trustees also considered additional information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 19, 2014, the Trustees met with representatives of the Manager to discuss the investment performance of the Fund and the other GMO funds and various ways to evaluate their investment performance. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials the Manager had provided them in response to their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, which they received before and at a meeting of the Trustees on June 5, 2014. At the June meeting, representatives of the Manager answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

The Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds managed by the investment division that manages the Fund. The Trustees discussed how funds with various investment styles were expected to perform in different market conditions and considered whether the Fund had performed as expected given market conditions in recent years. The Trustees considered that the Fund is not a standalone investment and the investment strategies the Manager pursues for the Fund are intended to complement the strategies being pursued by the Manager in GMO Benchmark-Free Allocation Fund. The Trustees also considered the Fund’s performance compared to the performance of funds and accounts managed by other managers that were determined by third-party data services to have similar investment characteristics. In addition, the Trustees considered the Fund’s performance relative to various risk and performance measures.

The Trustees considered the Fund’s total expense ratio (i.e., total annual operating expenses per share as a percentage of net asset value per share) as compared to the total expense ratios of funds determined by a third-party data service to have similar investment characteristics. In considering the Fund’s total expense ratio, the Trustees took into account the Manager’s undertaking to reimburse specified operating expenses of the Fund.

The Trustees considered the fact that the Fund does not pay a fee to the Manager under the Fund’s management agreement or any shareholder servicing and supplemental support agreement.

The Trustees also reviewed information prepared by the Manager regarding the Manager’s profitability overall and by investment division and with respect to GMO Benchmark-Free Allocation Fund, which owns all of the Fund’s shares. The Trustees reviewed the Manager’s methodology in preparing that information, including its allocation of expenses among the GMO funds, and considered the effect of various approaches to calculating profitability. The Trustees took note of various “fallout benefits” to the Manager resulting from its management of the Fund.

The Trustees considered the fact that Fund shares are principally owned by institutional and other sophisticated investors. The Trustees also considered the experience and sophistication of the Manager (including management and investment management personnel, as well as members of the legal, compliance and risk-management departments) and the resources the Manager employed in managing the Fund. In addition, the Trustees considered the depth of the Manager’s personnel resources, its relationship with Fund investors and other matters concerning the Manager’s business and organization and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s management agreement, that the fees to be paid by the Fund to the Manager were within the range of fees that would be established through arm’s-length bargaining.

In their deliberations, the Trustees considered all factors they deemed relevant, with each Trustee weighting individual factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement.

48

GMO Implementation Fund

(A Series of GMO Trust)

Fund Expenses

August 31, 2014 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended August 31, 2014.

As a shareholder of the Fund, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2014 through August 31, 2014.

Actual Expenses

This section of the table for the class below provides information about actual account values and actual expenses. you may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for the class below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5%

hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid* During the Period	Annualized Expense Ratio
Core	$1,000.00	$1,048.00	$0.05	$1,000.00	$1,025.16	$0.05	0.00%**

*	Expenses are calculated using the annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2014, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.
**	Ratio rounds to 0.00%.

49

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

	Date:	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

	Date:	November 3, 2014

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	November 3, 2014